UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, NC 28262-8500
(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1. Reports to Stockholders.

2015 Semiannual Report

TIAA-CREF

Real Estate Securities Fund

of the TIAA-CREF Funds

September 30, 2015

Understanding your fund report

This semiannual report contains information about the Real Estate Securities Fund and describes the fund’s results for the six months ended September 30, 2015. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the issuers, industries and types of securities in which the Real Estate Securities Fund had investments as of September 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Real Estate Securities Fund are noted in the fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 9 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Real Estate Securities Fund ■ 2015 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2015–September 30, 2015).

Actual expenses

The first line of the two lines listed for each share class in the table uses the class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

Expense example

Six months ended September 30, 2015

Real Estate Securities Fund	Beginning account value (4/1/15)	Ending account value (9/30/15)	Expenses paid during period (4/1/15– 9/30/15)	*
Institutional Class
Actual return	$1,000.00	$929.32	$2.27
5% annual hypothetical return	1,000.00	1,022.65	2.38
Premier Class
Actual return	1,000.00	928.70	2.99
5% annual hypothetical return	1,000.00	1,021.90	3.13
Retirement Class
Actual return	1,000.00	928.02	3.47
5% annual hypothetical return	1,000.00	1,021.40	3.64
Retail Class
Actual return	1,000.00	928.05	3.76
5% annual hypothetical return	1,000.00	1,021.10	3.94

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.62% for the Premier Class, 0.72% for the Retirement Class and 0.78% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

About the fund’s benchmark

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate. For additional details about the benchmark index, please see the fund’s prospectus.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited and is used by FTSE under license. All rights in the FTSE NAREIT Index Series vest in FTSE and the National Association of Real Estate Investment Trusts (“NAREIT”). Neither FTSE nor its licensors, nor NAREIT, accept any liability for any errors or omissions in the FTSE NAREIT Index Series or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

TIAA-CREF Real Estate Securities Fund ■ 2015 Semiannual Report	5

Real Estate Securities Fund

Performance for the six months ended September 30, 2015

The Real Estate Securities Fund returned –7.07% for the Institutional Class, compared with the –8.17% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the one-year period ended September 30, 2015, the fund returned 11.56%, versus 7.84% for the index. The table on the following page shows returns for all share classes of the fund.

During the period, U.S. economic growth picked up, the housing market improved and consumer spending rose. While the Fed appeared poised to raise interest rates in September, it held off in part due to concerns about continued low inflation and sluggish growth abroad. REITs (real estate investment trusts), as measured by the FTSE NAREIT All Equity REITs Index, fell 9.06% in the first three months of the reporting period, as uneasiness about the future effect of higher interest rates put downward pressure on the asset class. However, during the final three months, strength in the residential and retail components pushed REITs higher, resulting in a 0.99% gain, but still ending the six-month period lower.

For the period, REITs trailed both the –7.12% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and the –0.47% return of the broad domestic investment-grade fixed-rate bond market as measured by the Barclays U.S. Aggregate Bond Index. For the ten-year period ending September 30, 2015, the fund’s benchmark returned an average annual 6.75%, versus 6.92% for the Russell 3000 Index and 4.64% for the Barclays aggregate index.

Stock selections help the fund’s relative performance

Only two of the benchmark’s 14 property sectors advanced during the period. The largest declines were seen in the lodging/resorts (down 19.1%), timber (down 14.1%) and office (down 12.3%) sectors. The two gains occurred in the self-storage (up 10.4%) and manufactured homes (up 5.8%) sectors.

The fund outperformed its benchmark because of several stock choices that performed well, along with favorable allocation decisions. Chief among these were overweight positions in Strategic Hotels & Resorts; Marcus & Millichap, a commercial brokerage in Charlotte, North Carolina; and CubeSmart, a Pennsylvania-based self-storage firm.

These results were partly offset by the negative effects of stock selections in NorthStar Asset Management Group, a real estate investment firm; Gramercy Property Trust, a commercial real estate firm; and NorthStar Realty Finance. During the period, the fund owned the stocks of several companies that are not REITs, but that engage in activity related to real estate.

6	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance as of September 30, 2015

		Total return		Average annual total return
Real Estate Securities Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	–7.07%	11.56%	12.07%	6.36%
Premier Class	9/30/2009	–7.13	11.39	11.89	6.27	*
Retirement Class	10/1/2002	–7.20	11.34	11.78	6.13
Retail Class	10/1/2002	–7.19	11.30	11.71	6.12
FTSE NAREIT
All Equity REITs Index	—	–8.17	7.84	11.86	6.75

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

TIAA-CREF Real Estate Securities Fund ■ 2015 Semiannual Report	7

Real Estate Securities Fund

Portfolio composition
% of net assets
Industry	as of 9/30/2015
Specialized REITs	23.9
Retail REITs	20.9
Residential REITs	20.0
Office REITs	14.4
Industrial REITs	9.1
Diversified REITs	3.6
Real estate services	2.9
Diversified capital markets	0.9
Hotels, resorts & cruise lines	0.9
Asset management & custody banks	0.9
Mortgage REITs	0.8
Real estate operating companies	0.7
Short-term investments, other assets & liabilities, net	1.0
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 9/30/2015
More than $50 billion	9.5
More than $15 billion–$50 billion	40.9
More than $2 billion–$15 billion	40.3
$2 billion or less	9.3
Total	100.0

8	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

Portfolio of investments (unaudited)

Real Estate Securities Fund  ■  September 30, 2015

Shares		Company	Value
COMMON STOCKS—99.0%
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
1,000,000		NorthStar Asset Management Group, Inc	$14,360,000
		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	14,360,000
DIVERSIFIED CAPITAL MARKETS—0.9%
450,000		HFF, Inc (Class A)	15,192,000
		TOTAL DIVERSIFIED CAPITAL MARKETS	15,192,000
DIVERSIFIED REITS—3.6%
225,000		American Assets Trust, Inc	9,193,500
125,000		iShares Dow Jones US Real Estate Index Fund	8,868,750
2,200,000		NorthStar Realty Finance Corp	27,170,000
1,600,000		Spirit Realty Capital, Inc	14,624,000
		TOTAL DIVERSIFIED REITS	59,856,250
HOTELS, RESORTS & CRUISE LINES—0.9%
225,000		Starwood Hotels & Resorts Worldwide, Inc	14,958,000
		TOTAL HOTELS, RESORTS & CRUISE LINES	14,958,000
INDUSTRIAL REITS—9.1%
2,050,000		Prologis, Inc	79,745,000
3,350,000	a	Rexford Industrial Realty, Inc	46,196,500
1,300,000		Terreno Realty Corp	25,532,000
		TOTAL INDUSTRIAL REITS	151,473,500
MORTGAGE REITS—0.8%
650,000		Starwood Property Trust, Inc	13,338,000
		TOTAL MORTGAGE REITS	13,338,000
OFFICE REITS—14.4%
700,000		Boston Properties, Inc	82,880,000
975,000		Gramercy Property Trust, Inc	20,250,750
1,000,000		Hudson Pacific Properties	28,790,000
500,000		Kilroy Realty Corp	32,580,000
400,000		SL Green Realty Corp	43,264,000
350,000		Vornado Realty Trust	31,647,000
		TOTAL OFFICE REITS	239,411,750
REAL ESTATE OPERATING COMPANIES—0.7%
575,000	*	Forest City Enterprises, Inc (Class A)	11,574,750
		TOTAL REAL ESTATE OPERATING COMPANIES	11,574,750
REAL ESTATE SERVICES—2.9%
675,000		Kennedy-Wilson Holdings, Inc	14,964,750
400,000	*	Marcus & Millichap, Inc	18,396,000
200,000		Vanguard REIT ETF	15,108,000
		TOTAL REAL ESTATE SERVICES	48,468,750

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2015 Semiannual Report	9

Portfolio of investments (unaudited)	continued

Real Estate Securities Fund  ■  September 30, 2015

Shares		Company	Value
RESIDENTIAL REITS—20.0%
600,000		Apartment Investment & Management Co (Class A)	$22,212,000
500,000		AvalonBay Communities, Inc	87,410,000
150,000		Camden Property Trust	11,085,000
575,000		Equity Lifestyle Properties, Inc	33,677,750
1,125,000		Equity Residential	84,510,000
260,000		Essex Property Trust, Inc	58,089,200
200,000		Post Properties, Inc	11,658,000
375,000		Sun Communities, Inc	25,410,000
		TOTAL RESIDENTIAL REITS	334,051,950
RETAIL REITS—20.9%
900,000		Equity One, Inc	21,906,000
375,000		Federal Realty Investment Trust	51,168,750
1,900,000		General Growth Properties, Inc	49,343,000
125,000		Macerich Co	9,602,500
325,000		Regency Centers Corp	20,198,750
750,000		Retail Opportunities Investment Corp	12,405,000
850,000		Simon Property Group, Inc	156,162,000
400,000		Taubman Centers, Inc	27,632,000
		TOTAL RETAIL REITS	348,418,000
SPECIALIZED REITS—23.9%
550,000		American Tower Corp	48,389,000
200,000		Care Capital Properties, Inc	6,586,000
325,000		Chatham Lodging Trust	6,981,000
1,150,000		CubeSmart	31,291,500
120,000		Equinix, Inc	32,808,000
450,000		Extra Space Storage, Inc	34,722,000
900,000		Healthcare Trust of America, Inc	22,059,000
1,600,000		Host Marriott Corp	25,296,000
300,000		Public Storage, Inc	63,489,000
500,000	*	Strategic Hotels & Resorts, Inc	6,895,000
1,600,000		Sunstone Hotel Investors, Inc	21,168,000
800,000		Ventas, Inc	44,848,000
800,000		Welltower, Inc	54,176,000
		TOTAL SPECIALIZED REITS	398,708,500
		TOTAL COMMON STOCKS (Cost $1,327,935,473)	1,649,811,450

10	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ■  September 30, 2015

Principal	Issuer	Rate	Maturity Date	Value
SHORT-TERM INVESTMENTS—0.6%
GOVERNMENT AGENCY DEBT—0.6%
$10,000,000	Federal Home Loan Bank (FHLB)	0.110%	10/23/15	$9,999,820
				9,999,820
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,999,327)			9,999,820

	TOTAL INVESTMENTS—99.6% (Cost $1,337,934,800)			1,659,811,270
	OTHER ASSETS & LIABILITIES, NET—0.4%			6,791,002
	NET ASSETS—100.0%			$1,666,602,272

Abbreviation(s):

ETF	Exchange Traded Funds
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2015 Semiannual Report	11

Statement of assets and liabilities (unaudited)

Real Estate Securities Fund  ■  September 30, 2015

ASSETS
Portfolio investments, at value†	$1,613,614,770
Affiliated investments, at value‡	46,196,500
Cash	4,495,176
Receivable from Fund shares sold	678,018
Dividends and interest receivable	6,045,836
Due from affiliates	6,742
Other	79,529
Total assets	1,671,116,571

LIABILITIES
Management fees payable	65,832
Service agreement fee payable	5,951
Distribution fee payable	51,175
Due to affiliates	14,677
Payable for securities transactions	3,633,090
Payable for Fund shares redeemed	567,074
Payable for trustee compensation	83,741
Accrued expenses and other payables	92,759
Total liabilities	4,514,299
NET ASSETS	$1,666,602,272

NET ASSETS CONSIST OF:
Paid-in-capital	$1,273,006,455
Undistributed net investment income (loss)	8,930,694
Accumulated net realized gain (loss) on total investments	62,788,653
Net unrealized appreciation (depreciation) on total investments	321,876,470
Net Assets	$1,666,602,272

INSTITUTIONAL CLASS:
Net assets	$1,090,833,597
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	74,398,538
Net asset value per share	$14.66

PREMIER CLASS:
Net assets	$69,318,044
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,725,097
Net asset value per share	$14.67

RETIREMENT CLASS:
Net assets	$293,858,094
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	19,368,235
Net asset value per share	$15.17

RETAIL CLASS:
Net assets	$212,592,537
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,592,625
Net asset value per share	$14.57
† Portfolio investments, cost	$1,285,800,797
‡ Affiliated investments, cost	$52,134,003

12	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of operations (unaudited)

Real Estate Securities Fund  ■  For the period ended September 30, 2015

INVESTMENT INCOME
Dividends	$22,294,644
Dividends from affiliated investments	854,250
Interest	4,501
Total income	23,153,395

EXPENSES
Management fees	4,430,011
Shareholder servicing — Institutional Class	3,928
Shareholder servicing — Premier Class	77
Shareholder servicing — Retirement Class	394,947
Shareholder servicing — Retail Class	69,883
Distribution fees — Premier Class	51,844
Distribution fees — Retail Class	277,007
Administrative service fees	44,680
Other expenses	164,832

Total expenses	5,437,209
Fee waiver by investment adviser	(372,368)
Net expenses	5,064,841
Net investment income (loss)	18,088,554

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	35,928,984
Net realized gain (loss) on total investments	35,928,984
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(192,606,180)
Affiliated investments	(6,766,038)
Net change in unrealized appreciation (depreciation) on total investments	(199,372,218)
Net realized and unrealized gain (loss) on total investments	$(163,443,234)
Net increase (decrease) in net assets from operations	$(145,354,680)

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2015 Semiannual Report	13

Statements of changes in net assets

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2015	March 31, 2015
		(unaudited )
OPERATIONS
Net investment income (loss)		$18,088,554	$29,441,738
Net realized gain (loss) on total investments		35,928,984	62,621,497
Net change in unrealized appreciation (depreciation) on total investments		(199,372,218)	282,784,574
Net increase (decrease) in net assets from operations		(145,354,680)	374,847,809

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(10,354,780)	(19,814,156)
	Premier Class	(572,094)	(914,785)
	Retirement Class	(2,222,426)	(4,356,386)
	Retail Class	(1,627,977)	(2,949,051)
From realized gains:	Institutional Class	—	(20,358,679)
	Premier Class	—	(1,152,661)
	Retirement Class	—	(5,325,693)
	Retail Class	—	(3,681,522)
Total distributions		(14,777,277)	(58,552,933)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	56,714,079	319,640,139
	Premier Class	17,657,986	32,573,060
	Retirement Class	12,556,718	117,774,028
	Retail Class	11,645,888	46,240,471
Reinvestments of distributions:	Institutional Class	10,327,212	40,121,307
	Premier Class	572,094	2,067,446
	Retirement Class	2,221,957	9,680,143
	Retail Class	1,556,677	6,356,191
Redemptions:	Institutional Class	(246,926,978)	(142,562,893)
	Premier Class	(8,385,976)	(28,024,645)
	Retirement Class	(64,577,385)	(50,718,234)
	Retail Class	(21,467,170)	(31,664,879)
Net increase (decrease) from shareholder transactions		(228,104,898)	321,482,134
Net increase (decrease) in net assets		(388,236,855)	637,777,010

NET ASSETS
Beginning of period		2,054,839,127	1,417,062,117
End of period		$1,666,602,272	$2,054,839,127
Undistributed net investment income (loss) included in net assets		$8,930,694	$5,619,417

14	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets	(concluded)

Real Estate Securities Fund  ■  For the period or year ended

		September 30, 2015	March 31, 2015
		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,769,525	21,651,787
	Premier Class	1,144,484	2,182,926
	Retirement Class	803,202	7,709,693
	Retail Class	777,282	3,145,608
Shares reinvested:	Institutional Class	706,859	2,719,385
	Premier Class	39,131	139,895
	Retirement Class	146,998	634,026
	Retail Class	107,241	433,326
Shares redeemed:	Institutional Class	(16,728,577)	(9,753,413)
	Premier Class	(549,527)	(1,815,577)
	Retirement Class	(4,097,962)	(3,331,057)
	Retail Class	(1,435,047)	(2,175,412)
Net increase (decrease) from shareholder transactions		(15,316,391)	21,541,187

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2015 Semiannual Report	15

Financial highlights

Real Estate Securities Fund

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
				Net realized										Ratios to average net assets
For the		Net asset	Net	& unrealized	Total gain	Less distributions from			Total	Net asset			Net assets					Net
period or year ended		value, beginning of period	investment income (loss)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	Return of capital	dividends and distributions	value, end of period	Total return		at end of period (in thousands)	Gross expense		Net expense		investment income (loss)		Portfolio turnover rate
Institutional Class
9/30/15	§	$15.92	$0.16	$(1.29)	$(1.13)	$(0.13)	$ —	$ —	$(0.13)	$14.66	(7.07)%[b]		$1,090,833	0.51%[c]		0.47%[c]		2.08%[c]		11%[b]
3/31/15		13.20	0.26	2.97	3.23	(0.25)	(0.26)	—	(0.51)	15.92	24.80		1,379,388	0.52		0.52		1.79		29
3/31/14		13.05	0.26	0.34	0.60	(0.25)	(0.20)	—	(0.45)	13.20	4.89		950,769	0.52		0.52		2.00		65
3/31/13		11.87	0.19	1.21	1.40	(0.22)	—	—	(0.22)	13.05	11.88		864,577	0.53		0.53		1.53		50
3/31/12		10.75	0.19	1.09	1.28	(0.16)	—	—	(0.16)	11.87	12.16		644,849	0.54		0.54		1.73		75
3/31/11	†	9.35	0.05	1.42	1.47	(0.07)	—	—	(0.07)	10.75	15.80	[b]	334,174	0.59	[c]	0.57	[c]	0.98	[c]	30	[b]
9/30/10		7.24	0.19	2.12	2.31	(0.18)	—	(0.02)	(0.20)	9.35	32.16		265,753	0.56		0.56		2.29		66
Premier Class
9/30/15	§	15.93	0.15	(1.29)	(1.14)	(0.12)	—	—	(0.12)	14.67	(7.13)[b]		69,318	0.66	[c]	0.62	[c]	1.94	[c]	11	[b]
3/31/15		13.21	0.25	2.96	3.21	(0.23)	(0.26)	—	(0.49)	15.93	24.59		65,159	0.67		0.67		1.72		29
3/31/14		13.05	0.24	0.35	0.59	(0.23)	(0.20)	—	(0.43)	13.21	4.81		47,330	0.67		0.67		1.88		65
3/31/13		11.88	0.17	1.20	1.37	(0.20)	—	—	(0.20)	13.05	11.62		62,709	0.68		0.68		1.37		50
3/31/12		10.75	0.18	1.10	1.28	(0.15)	—	—	(0.15)	11.88	12.06		58,528	0.68		0.68		1.67		75
3/31/11	†	9.36	0.05	1.41	1.46	(0.07)	—	—	(0.07)	10.75	15.60	[b]	75,047	0.74	[c]	0.72	[c]	1.03	[c]	30	[b]
9/30/10		7.24	0.14	2.17	2.31	(0.17)	(0.02)	—	(0.19)	9.36	32.12		31,260	0.71		0.71		1.56		66
Retirement Class
9/30/15	§	16.47	0.14	(1.33)	(1.19)	(0.11)	—	—	(0.11)	15.17	(7.20)[b]		293,858	0.76	[c]	0.72	[c]	1.80	[c]	11	[b]
3/31/15		13.64	0.23	3.07	3.30	(0.21)	(0.26)	—	(0.47)	16.47	24.50		370,757	0.77		0.77		1.53		29
3/31/14		13.46	0.24	0.36	0.60	(0.22)	(0.20)	—	(0.42)	13.64	4.70		238,718	0.77		0.77		1.76		65
3/31/13		12.25	0.17	1.23	1.40	(0.19)	—	—	(0.19)	13.46	11.47		253,707	0.78		0.78		1.30		50
3/31/12		11.08	0.17	1.14	1.31	(0.14)	—	—	(0.14)	12.25	11.96		249,433	0.78		0.78		1.54		75
3/31/11	†	9.64	0.04	1.46	1.50	(0.06)	—	—	(0.06)	11.08	15.60	[b]	289,161	0.83	[c]	0.82	[c]	0.77	[c]	30	[b]
9/30/10		7.46	0.17	2.19	2.36	(0.16)	—	(0.02)	(0.18)	9.64	31.85		280,763	0.81		0.81		1.98		66
Retail Class
9/30/15	§	15.82	0.13	(1.27)	(1.14)	(0.11)	—	—	(0.11)	14.57	(7.19)[b]		212,593	0.82	[c]	0.78	[c]	1.76	[c]	11	[b]
3/31/15		13.12	0.22	2.95	3.17	(0.21)	(0.26)	—	(0.47)	15.82	24.41		239,535	0.83		0.83		1.49		29
3/31/14		12.97	0.22	0.34	0.56	(0.21)	(0.20)	—	(0.41)	13.12	4.56		180,245	0.86		0.86		1.68		65
3/31/13		11.80	0.14	1.21	1.35	(0.18)	—	—	(0.18)	12.97	11.49		187,722	0.87		0.87		1.17		50
3/31/12		10.69	0.15	1.09	1.24	(0.13)	—	—	(0.13)	11.80	11.79		141,355	0.84		0.84		1.42		75
3/31/11	†	9.30	0.04	1.41	1.45	(0.06)	—	—	(0.06)	10.69	15.64	[b]	124,104	0.84	[c]	0.83	[c]	0.75	[c]	30	[b]
9/30/10		7.20	0.17	2.11	2.28	(0.16)	—	(0.02)	(0.18)	9.30	31.95		102,686	0.77		0.77		2.08		66

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
§	Unaudited
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.

16	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2015 Semiannual Report	17

Notes to financial statements (unaudited)

Real Estate Securities Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers four share classes: Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be

18	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

TIAA-CREF Real Estate Securities Fund ■ 2015 Semiannual Report	19

Notes to financial statements (unaudited)

New accounting pronouncement: In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize all investments for which the fair value is measured using the net asset value per share practical expedient from the fair value hierarchy. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for public business entities for fiscal years beginning December 15, 2015, and for interim periods within those fiscal years. The Fund expects to adopt the ASU for the March 31, 2016 annual report. Management is currently evaluating the impact of the ASU’s adoption on the Fund’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traced and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities

20	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including, but not limited to, broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2015, there were no material transfers between levels by the Fund.

The following table summarizes the market value of the Fund’s investments as of September 30, 2015, based on the inputs used to value them:

Investments	Level 1	Level 2	Level 3	Total
Real Estate Securities Fund
Equity investments*	$1,649,811,450	$—	$—	$1,649,811,450
Short-term investments	—	9,999,820	—	9,999,820
Total	$1,649,811,450	$9,999,820	$—	$1,659,811,270

*	For detailed categories, see the accompanying portfolio of investments.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.33% and 0.45% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The investment management fee effective rate is 0.45%. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

TIAA-CREF Real Estate Securities Fund ■ 2015 Semiannual Report	21

Notes to financial statements (unaudited)

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class shares of the Fund compensated TPIS for providing distribution, promotional, and shareholder services to the Retail Class shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional, and shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least July 31, 2016, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At September 30, 2015, TIAA Access, a registered separate account of TIAA, owned 7.1% of the Fund’s shares.

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Fund. As of September 30, 2015, one 529 Plan owned 12.2% of the Fund.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2015	Purchase cost	Sales proceeds	Realized gain (loss	)
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$52,583,744	$378,795	$—	$—

22	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Issue	Dividend income	Withholding expense	Shares at September 30, 2015	Value at September 30, 2015
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$854,250	$—	$3,350,000	$46,196,500

Note 4—investments

Restricted securities: Restricted securities held by the Fund, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2015, the cost of portfolio investments for federal income tax purposes was $1,347,592,132. Net unrealized appreciation of portfolio investments for federal income tax purposes was $312,219,138 consisting of gross unrealized appreciation of $344,648,889, and gross unrealized depreciation of $(32,429,751).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended September 30, 2015 were $190,090,051 and $399,844,026, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2015 was as follows:

	Ordinary income	Long-term capital gains	Total
3/31/2015	$28,034,378	$30,518,555	$58,552,933

The tax character of the fiscal year 2016 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2015, there were no borrowings under this credit facility by the Fund.

TIAA-CREF Real Estate Securities Fund ■ 2015 Semiannual Report	23

Notes to financial statements (unaudited)	concluded

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

24	2015 Semiannual Report ■ TIAA-CREF Real Estate Securities Fund

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC	insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA-CREF

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2015 Semiannual Report

TIAA-CREF Funds

Fixed-Income Funds

September 30, 2015

Understanding your report from TIAA-CREF Funds

For the purposes of this report “TIAA-CREF Funds” refers to the TIAA-CREF Fixed-Income Funds on the cover of this report, as well as to the Short-Term Bond Index Fund.

This semiannual report contains information about the TIAA-CREF Funds and describes their results for the six months ended September 30, 2015. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of September 30, 2015.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of March 31 or September 30; Form N-Q filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

TIAA-CREF Market Monitor

Uncertainties trigger “flight to quality” in bond markets

During the six months ended September 30, 2015, lingering uncertainties regarding interest rates and the economy, along with geopolitical conflicts, drove many investors from lower-quality, higher-yielding assets earlier in the period to higher-quality investment-grade securities as it progressed. Over the six months, the fixed-rate investment-grade bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.5%.

Municipal bonds, as measured by the Barclays 10-Year Municipal Bond Index, ended the period modestly higher, returning 0.9%, while many other bond sectors ended lower. Investment-grade corporate bond prices took a beating due to concerns about rising rates and a new supply of corporate bonds. U.S. high-yield bonds, as measured by the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index, returned –4.3%, as investor appetite for riskier assets decreased. The Barclays U.S. Treasury Inflation Protected Securities Index (Series-L) registered –2.2% primarily as a result of declining inflation expectations. The broad U.S. stock market, as represented by the Russell 3000® Index, fell –7.1%.

Fed remains watchful while central banks overseas act

During the period, U.S. economic growth picked up, the housing market improved and consumer spending rose. Although the United States added just 142,000 new jobs in September, well below forecasts, the national unemployment rate dropped to 5.1%, and other data suggested positive signs in the job market. Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, rose 3.9% for the second calendar quarter and 1.5% (preliminary estimate) for the third at a seasonally adjusted annualized rate. While the U.S. appeared poised to possibly raise interest rates, central banks in Europe and Japan implemented monetary-easing policies, and China’s central bank further reduced short-term lending rates.

Geopolitical events cause volatility in interest rates

Early in the period, U.S. Treasury bond prices dropped and their yields rose following a sell-off in German bonds and the release of strong economic data. In August, Greece agreed to a bailout deal that kept the country in the eurozone, and China sharply devalued its currency. Later in the period, prices of U.S. Treasuries rose and their yields declined as reports of China’s slowing economic growth, along with geopolitical conflicts in other countries, bolstered demand for safe-haven assets.

Bond markets react to comments from the Fed

In the final month of the period, the Fed cited global economic and financial developments and heightened uncertainty abroad as potential risks to U.S. growth. As a result, the Fed held interest rates steady in September. However, Fed chair Janet Yellen later noted that the U.S. economy appeared to be on sound footing and that signs of weak growth overseas would not be enough to significantly affect Fed policy, leading many investors to not rule out a rate hike before year-end.

Most bond sectors retreat then begin to recover

First and second half of the six-month period ended September 30, 2015

Source: Municipals: Barclays 10-Year Municipal Bond Index; U.S. Treasuries: Barclays U.S. Treasury Index; Investment-grade fixed-rate securities: Barclays U.S. Aggregate Bond Index; Investment-grade corporate bonds: Barclays U.S. Corporate Bond Index; High-yield: BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index; as of 9/30/15.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	3

About the funds’ benchmarks

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

BofA Merrill Lynch is used with permission. BOFA MERRILL LYNCH IS LICENSING THE BOFA MERRILL LYNCH INDICES “AS IS,” MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE BOFA MERRILL LYNCH INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF OR ANY OF ITS PRODUCTS OR SERVICES.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2015–September 30, 2015).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	5

Bond Fund

Portfolio composition
% of net assets as of 9/30/2015
Corporate bonds	30.5
Mortgage-backed securities*	22.0
Commercial mortgage-backed securities	13.3
Foreign government & corporate bonds denominated in U.S. dollars	13.0
U.S. Treasury securities	8.1
Asset-backed securities	7.6
Bank loan obligations	1.3
Municipal bonds	1.3
U.S. agency securities	0.5
Short-term investments,
other assets & liabilities, net	2.4
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2015
Less than 1 year	6.1
1–3 years	16.8
3–5 years	18.7
5–10 years	45.5
Over 10 years	12.9
Total	100.0

Holdings by credit quality†
% of fixed-income investments (excluding short-term investments) as of 9/30/2015
Aaa/AAA	30.3
Aa/AA	3.2
A/A	17.4
Baa/BBB	30.5
Ba/BB	5.6
B/B	6.0
Below B/B	3.7
Non-rated	3.3
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2015

The Bond Fund returned –0.60% for the Institutional Class, compared with the –0.47% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2015, the fund rose 2.79%, versus 2.94% for the index. The table below shows returns for all share classes of the fund.

Bond prices rebound in the third quarter but end the period lower

The U.S. economy remained healthy during the six-month period, but this positive news was largely overshadowed by extreme swings in the financial markets. Most economic indicators, such as housing, employment and consumer spending, either improved or held steady. Furthermore, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 3.9% in the second quarter—an improvement over the 0.6% increase in the prior quarter. This increase was reflected in part by contributions from personal consumption expenditures and exports.

Uncertainty regarding a hike in U.S. interest rates, as well as concerns over the pace of growth overseas, kept investors unsettled. As a result, the Barclays U.S. Aggregate Bond Index, a measure of the broad investment-grade fixed-rate bond market, fell 1.68% in the first three months of the reporting period. In a September statement, the Federal Reserve announced it would keep its federal funds target rate near 0.00%. The central bank cited continued low inflation and concerns that the potential impact of weaker global growth and financial market turmoil may restrain U.S. economic conditions. Short-term U.S. Treasury bonds remained essentially flat, while the yield on the 10-year U.S. Treasury bond began the period at 1.94% on March 31, rose to 2.50% on June 10, before falling back to 2.06% on September 30.

Performance as of September 30, 2015

		Total return		Average annual total return
Bond Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	7/1/1999	–0.60%	2.79%	3.71%	4.70%
Premier Class	9/30/2009	–0.68	2.64	3.56	4.62	‡
Retirement Class	3/31/2006	–0.69	2.53	3.46	4.45	‡
Retail Class	3/31/2006	–0.72	2.48	3.42	4.49	‡
Barclays U.S. Aggregate Bond Index	—	–0.47	2.94	3.10	4.64

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier, Retirement and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier, Retirement and Retail classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate and government-related bonds hurt the performance of the index

Results from the individual segments of the Barclays aggregate index varied. Corporate bonds, which constituted 23.8% of the index at period-end, were the worst performers, falling 2.4%. Government credit securities, municipal bonds and government agencies were next in line with returns of –1.8%, –1.5% and –1.0%, respectively—in total, these sectors accounted for a 9.3% index weight. Asset-backed securities (ABS), mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS) performed best, gaining 0.9%, 0.6% and 0.5%, respectively. U.S. Treasuries, which made up more than one-third of the index’s total market capitalization on September 30, 2015, also outperformed with a return of 0.2%.

The fund trails its benchmark in an uncertain market environment

For the six months, the fund trailed its benchmark mostly due to an overweight position in corporate bonds, as the sector suffered sizable losses. Furthermore, the fund was held back by yield curve positioning amid sizable fluctuations in long-term interest rates during the period.

In contrast, the fund benefited most from strong security selections. Chief among them was the fund’s favorable security selection and an overweight position in CMBS, which outperformed CMBS holdings in the benchmark by a wide margin. The fund also benefited from positive selection and allocation in MBS and ABS.

Expense example

Six months ended September 30, 2015

	Beginning account value	Ending account value	Expenses paid during period* (4/1/15–
Bond Fund	(4/1/15)	(9/30/15)	9/30/15)
Actual return
Institutional Class	$1,000.00	$993.96	$1.55
Premier Class	1,000.00	993.23	2.29
Retirement Class	1,000.00	993.05	2.79
Retail Class	1,000.00	992.75	3.09
5% annual hypothetical return
Institutional Class	1,000.00	1,023.45	1.57
Premier Class	1,000.00	1,022.70	2.33
Retirement Class	1,000.00	1,022.20	2.83
Retail Class	1,000.00	1,021.90	3.13

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.31% for the Institutional Class, 0.46% for the Premier Class, 0.56% for the Retirement Class and 0.62% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	7

Bond Index Fund

Portfolio composition
% of net assets as of 9/30/2015
U.S. Treasury securities	35.7
Mortgage-backed securities*	28.4
Corporate bonds	20.2
Foreign government & corporate bonds denominated in U.S. dollars	8.9
U.S. agency securities	2.7
Commercial mortgage-backed securities	1.6
Municipal bonds	1.0
Asset-backed securities	0.9
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

*	Includes mortgage pass-through securities and collat- eralized mortgage obligations

Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 9/30/2015
Less than 1 year	3.2
1–3 years	17.8
3–5 years	33.8
5–10 years	31.5
Over 10 years	13.7
Total	100.0

Holdings by credit quality†
% of fixed-income investments (excluding short-term investments) as of 9/30/2015
Aaa/AAA	71.3
Aa/AA	4.4
A/A	11.7
Baa/BBB	12.6
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2015

The Bond Index Fund returned –0.45% for the Institutional Class, compared with the –0.47% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2015, the fund rose 2.96%, versus 2.94% for the index. The table below shows returns for all share classes of the fund.

Bond prices rebound in the third quarter but end the period lower

The U.S. economy remained healthy during the six-month period, but this positive news was largely overshadowed by extreme swings in the financial markets. Most economic indicators, such as housing, employment and consumer spending, either improved or held steady. Furthermore, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 3.9% in the second quarter—an improvement over the 0.6% increase in the prior quarter. This increase was reflected in part by contributions from personal consumption expenditures and exports.

Uncertainty regarding a hike in U.S. interest rates, as well as concerns over the pace of growth overseas, kept investors unsettled. As a result, the Barclays U.S. Aggregate Bond Index, a measure of the broad investment-grade fixed-rate bond market, fell 1.68% in the first three months of the reporting period. In a September statement, the Federal Reserve announced it would keep its federal funds target rate near 0.00%. The central bank cited continued low inflation and concerns that the potential impact of weaker global growth and financial market turmoil may restrain U.S. economic conditions. Short-term U.S. Treasury bonds remained essentially flat, while the yield on the 10-year U.S. Treasury bond began the period at 1.94% on March 31, rose to 2.50% on June 10, before falling back to 2.06% on September 30.

Performance as of September 30, 2015

		Total return		Average annual total return
Bond Index Fund	Inception date	6 months	1 year	5 years	since fund inception
Institutional Class	9/14/2009	–0.45%	2.96%	2.94%	3.80%
Premier Class	9/30/2009	–0.52	2.81	2.80	3.64	‡
Retirement Class	9/14/2009	–0.66	2.70	2.68	3.54
Retail Class	9/14/2009	–0.71	2.52	2.58	3.44
Barclays U.S. Aggregate Bond Index	—	–0.47	2.94	3.10	4.00	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

8	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate and government-related bonds hurt the performance of the index

Results from the individual segments of the Barclays aggregate index varied. Corporate bonds, which constituted 23.8% of the index at period-end, were the worst performers, falling 2.4%. Government credit securities, municipal bonds and government agencies were next in line with returns of –1.8%, –1.5% and –1.0%, respectively—in total, these sectors accounted for a 9.3% index weight. Asset-backed securities (ABS), mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS) performed best, gaining 0.9%, 0.6% and 0.5%, respectively. U.S. Treasuries, which made up more than one-third of the index’s total market capitalization on September 30, 2015, also outperformed with a return of 0.2%.

The fund slightly outperforms its benchmark index

For the six months, the fund slightly outperformed its benchmark, even though the fund’s return includes a deduction for expenses, while the benchmark’s does not.

Since its inception on September 14, 2009, the fund has sought to maintain the overall characteristics of its benchmark. The fund’s managers invest in the same sectors that are included in the benchmark and closely match the weightings and maturities. During the period, this portfolio had similar sector returns to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the fund’s risk and reward characteristics to more closely resemble those of its benchmark.

Expense example

Six months ended September 30, 2015

Bond Index	Beginning account value	Ending account value	Expenses paid during period* (4/1/15–
Fund	(4/1/15)	(9/30/15)	9/30/15)
Actual return
Institutional Class	$1,000.00	$995.50	$0.60
Premier Class	1,000.00	994.75	1.35
Retirement Class	1,000.00	993.36	1.84
Retail Class	1,000.00	992.86	2.34
5% annual hypothetical return
Institutional Class	1,000.00	1,024.40	0.61
Premier Class	1,000.00	1,023.65	1.37
Retirement Class	1,000.00	1,023.15	1.87
Retail Class	1,000.00	1,022.65	2.38

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class, 0.27% for the Premier Class, 0.37% for the Retirement Class and 0.47% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	9

Bond Plus Fund

Portfolio composition

% of net assets as of 9/30/2015
Corporate bonds	31.2
Mortgage-backed securities*	17.9
Foreign government & corporate bonds denominated in U.S. dollars	13.9
Commercial mortgage-backed securities	8.9
U.S. Treasury securities	8.6
Municipal bonds	4.9
Bank loan obligations	4.4
Asset-backed securities	3.5
U.S. agency securities	0.2
Short-term investments, other assets & liabilities, net	6.5
Total	100.0

*	Includes mortgage pass-through securities and collat- eralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2015
Less than 1 year	4.7
1–3 years	16.7
3–5 years	19.0
5–10 years	44.4
Over 10 years	15.2
Total	100.0

Holdings by credit quality†

% of fixed-income investments (excluding short-term investments) as of 9/30/2015
Aaa/AAA	27.6
Aa/AA	5.9
A/A	14.6
Baa/BBB	23.1
Ba/BB	8.5
B/B	11.6
Below B/B	5.6
Non-rated	3.1
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2015

The Bond Plus Fund returned –0.82% for the Institutional Class, compared with the –0.47% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2015, the fund rose 2.52%, versus 2.94% for the index. The table below shows returns for all share classes of the fund.

Bond prices rebound in the third quarter, but end the period lower

The U.S. economy remained healthy during the six-month period, but this positive news was largely overshadowed by extreme swings in the financial markets. Most economic indicators, such as housing, employment and consumer spending, either improved or held steady. Furthermore, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 3.9% in the second quarter—an improvement over the 0.6% increase in the prior quarter. This increase was reflected in part by contributions from personal consumption expenditures and exports.

Uncertainty regarding a hike in U.S. interest rates, as well as concerns over the pace of growth overseas, kept investors unsettled. As a result, the Barclays U.S. Aggregate Bond Index, a measure of the broad investment-grade fixed-rate bond market, fell 1.68% in the first three months of the reporting period. In a September statement, the Federal Reserve announced it would keep its federal funds target rate near 0.00%. The central bank cited continued low inflation and concerns that the potential impact of weaker global growth and financial market turmoil may restrain U.S. economic conditions. Short-term U.S. Treasury bonds remained essentially flat, while the yield on the 10-year U.S. Treasury bond began the period at 1.94% on March 31, rose to 2.50% on June 10, before falling back to 2.06% on September 30.

Performance as of September 30, 2015

		Total return		Average annual total return
Bond Plus Fund	Inception date	6 months	1 year	5 years	since fund inception
Institutional Class	3/31/2006	–0.82%	2.52%	4.07%	4.96%
Premier Class	9/30/2009	–0.99	2.27	3.89	4.85	‡
Retirement Class	3/31/2006	–0.94	2.26	3.81	4.71
Retail Class	3/31/2006	–0.97	2.19	3.74	4.73
Barclays U.S. Aggregate Bond Index	—	–0.47	2.94	3.10	4.89§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

10	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Corporate and government-related bonds hurt the performance of the index

Results from the individual segments of the Barclays aggregate index varied. Corporate bonds, which constituted 23.8% of the index at period-end, were the worst performers, falling 2.4%. Government credit securities, municipal bonds and government agencies were next in line with returns of –1.8%, –1.5% and –1.0%, respectively—in total, these sectors accounted for a 9.3% index weight. Asset-backed securities (ABS), mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS) performed best, gaining 0.9%, 0.6% and 0.5%, respectively. U.S. Treasuries, which made up more than one-third of the index’s total market capitalization on September 30, 2015, also outperformed with a return of 0.2%.

The fund trails its benchmark in an uncertain market environment

For the six months, the fund trailed its benchmark primarily due to an overweight position in corporate bonds, a sector that suffered sizable losses.

In contrast, a lower duration than the benchmark aided performance as rates fluctuated throughout the quarter and long rates finished the period higher as the curve steepened. The fund also benefited from strong security selection over the full period. Favorable security selection and an overweight position in commercial mortgage-backed securities outperformed similar holdings in the benchmark by a wide margin. Finally, the fund benefited from positive selection and allocation in mortgage-backed securities and asset-backed securities.

Expense example

Six months ended September 30, 2015

Bond Plus Fund	Beginning account value (4/1/15)	Ending account value (9/30/15)	Expenses paid during period* (4/1/15– 9/30/15)
Actual return
Institutional Class	$1,000.00	$991.81	$1.54
Premier Class	1,000.00	990.12	2.29
Retirement Class	1,000.00	990.59	2.79
Retail Class	1,000.00	990.26	3.13

5% annual hypothetical return
Institutional Class	1,000.00	1,023.45	1.57
Premier Class	1,000.00	1,022.70	2.33
Retirement Class	1,000.00	1,022.20	2.83
Retail Class	1,000.00	1,021.85	3.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.31% for the Institutional Class, 0.46% for the Premier Class, 0.56% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	11

High-Yield Fund

Portfolio composition

% of net assets as of 9/30/2015
Corporate bonds	64.2
Foreign government & corporate bonds denominated in U.S. dollars	14.6
Bank loan obligations	11.8
Short-term investments, other assets & liabilities, net	9.4
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 9/30/2015
1–3 years	3.6
3–5 years	18.9
5–10 years	72.0
Over 10 years	5.5
Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 9/30/2015
Baa/BBB	1.5
Ba/BB	41.2
B/B	48.9
Below B/B	8.4
Total	100.0

*	Credit quality ratings are based on the BofA Merrill Lynch Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Performance for the six months ended September 30, 2015

The High-Yield Fund returned –4.68% for the Institutional Class, compared with the –4.26% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. For the one-year period ended September 30, 2015, the fund declined 2.62% versus a loss of 2.07% for the index. The table below shows returns for all share classes of the fund.

High-yield bond prices fall amid slowing global growth and declining energy prices

Uncertainty regarding a hike in U.S. interest rates, as well as concerns over the pace of growth overseas, kept investors unsettled. Despite advancing 0.02% in the first three months of the reporting period, the high-yield bond index finished the six-month period lower. Assets offering risk premiums were hurt by spread widening (expansion of the yield gap between U.S. high-yield and Treasury securities) amid concerns about slowing global economic growth, worries about rising default rates and falling oil prices due to the large representation of energy companies in the high-yield sector. In a September statement, the Federal Reserve announced it would keep its federal funds target rate near 0.00%. The central bank cited continued low inflation and concerns that the potential impact of weaker global growth and financial market turmoil may restrain the U.S. economy.

For the six-month period, high-yield bonds (often called “junk bonds”) underperformed the –0.47% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. However, high-yield bonds surpassed the broad bond market over the longer-term. For the three and five years ended September 30, 2015,

Performance as of September 30, 2015

		Total return		Average annual total return
High-Yield Fund†	Inception date	6 months	1 year	5 years	since fund inception
Institutional Class	3/31/2006	–4.68%	–2.62%	5.83%	6.79%
Premier Class	9/30/2009	–4.64	–2.75	5.69	6.70	‡
Retirement Class	3/31/2006	–4.69	–2.85	5.59	6.53
Retail Class	3/31/2006	–4.77	–2.94	5.55	6.60
BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	—	–4.26	–2.07	5.99	6.66	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Prior to October 19, 2015, shares held 60 calendar days or less may have been subject to a redemption fee of 2%. Please see the prospectus for details. The redemption fee will not apply to transactions in fund shares on or after October 19, 2015.
‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

12	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

the high-yield index rose 3.67% and 5.99%, respectively, substantially outperforming the 1.71% and 3.10% returns of investment-grade bonds for the same periods (the high-yield index did not have performance for the full ten-year period ended September 30, 2015).

High-yield bond issuance declines

New issuance in the high-yield bond market lightened throughout April, May and June, slowed significantly in July and August, then rebounded in September. Demand weakened throughout much of the period, as investors moved away from riskier asset classes to the perceived safety of U.S. Treasury bonds and other higher-quality investment-grade issues. Overall, new high-yield debt issuance totaled nearly $130 billion over the six months, down from more than $167 billion over the same period in 2014.

During the period, investors favored higher-rated bonds over more speculative higher-yielding securities, resulting in declines across high-yield issues. Bonds rated “BB” and “B” fell 3.5% and 5.1%, respectively. Lower-quality bonds (those rated “CCC” and below) lost the most at 9.1%. High-yield default rates in the U.S. climbed to 2.5% on September 30, 2015 from 1.6% a year earlier, according to Moody’s Investor Service. Despite the increase, default rates remained below their long-term average.

The fund trails its benchmark in an uncertain environment

For the six months, the fund trailed its benchmark mostly due to disappointing security selection. Conversely, sector allocations were modestly positive.

Security selection within metals and mining, chemicals, and energy exploration and production detracted from relative returns. The fund’s underweight to the banking sector was also a hindrance. These negative effects were partially offset by an overweight position and strong selection in food & drug retailers. Holdings in electronics, gaming and medical products further benefited the fund’s performance.

Among individual security allocations, the biggest drag on relative performance came from disappointing security selection and an overweight position in poorly performing Halcón Resources, an oil and gas firm. Next in line was Tronox Finance, a mining production and marketing company. Owning Peabody Energy and Cloud Peak Energy Resources also hurt relative returns.

In contrast, an underweight position in SandRidge Energy was the largest contributor to relative performance and helped to offset some of the fund’s losses. An overweight position in service parts logistics provider SPL Logistics Escrow was next, followed by an investment in energy company Rosetta Resources. An underweight position in Chesapeake Energy further augmented relative returns.

Expense example

Six months ended September 30, 2015

High-Yield Fund	Beginning account value (4/1/15)	Ending account value (9/30/15)	Expenses paid during period* (4/1/15– 9/30/15)
Actual return
Institutional Class	$1,000.00	$953.23	$1.76
Premier Class	1,000.00	953.55	2.49
Retirement Class	1,000.00	953.07	2.98
Retail Class	1,000.00	952.25	3.07

5% annual hypothetical return
Institutional Class	1,000.00	1,023.20	1.82
Premier Class	1,000.00	1,022.45	2.58
Retirement Class	1,000.00	1,021.95	3.08
Retail Class	1,000.00	1,021.85	3.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.36% for the Institutional Class, 0.51% for the Premier Class, 0.61% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	13

Inflation-Linked Bond Fund

Portfolio composition
% of net assets
as of 9/30/2015
U.S. Treasury securities	96.2
U.S. agency securities	0.5
Mortgage-backed securities*	0.4
Short-term investments, other assets & liabilities, net	2.9
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2015
Less than 1 year	1.5
1–3 years	17.3
3–5 years	19.1
5–10 years	35.6
Over 10 years	26.5
Total	100.0

Performance for the six months ended September 30, 2015

The Inflation-Linked Bond Fund returned –2.17% for the Institutional Class, compared with the –2.20% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the one-year period ended September 30, 2015, the fund returned –0.87%, versus –0.83% for the index. The table below includes performance data for all share classes of the fund.

Signs suggest a healthy U.S. economy and weak inflation

The nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 3.9% in the second quarter—an improvement over the prior quarter’s 0.6% advance. This increase was helped in part by positive contributions from personal consumption expenditures and housing costs. The Consumer Price Index (CPI-U), a key measure of inflation, declined 2% year-over-year in September 2015 after declining 0.1%, on a seasonally adjusted basis, over the twelve months ending in August.

Crude oil prices, a commonly used indicator of current inflationary pressures, rose from $50 a barrel in the beginning of April to $61 in mid-June, a high for the reporting period. In August, when the economy showed signs of slowing, oil prices sank, ending the six months at $45 a barrel on September 30, 2015, down more than 50% from $91 on September 30, 2014.

Prices of TIPS dip on interest rate concerns

Uncertainty regarding a potential hike in U.S. interest rates kept investors unsettled. Over the first three months of the period, the benchmark TIPS index dropped 1.06%, and the Barclays U.S. Aggregate Bond Index, a measure of the broad investment-grade fixed-rate bond market, fell 1.68%. In September, the

Performance as of September 30, 2015

				Average annual
		Total return		total return
Inflation-Linked Bond Fund	Inception date	6 months	1 year	5 years	10 years
Institutional Class	10/1/2002	–2.17%	–0.87%	2.30%	3.73%
Premier Class	9/30/2009	–2.26	–1.05	2.12	3.62	†
Retirement Class	3/31/2006	–2.33	–1.21	2.03	3.51	†
Retail Class	10/1/2002	–2.31	–1.25	2.00	3.50
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)	—	–2.20	–0.83	2.55	4.01

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	The performance shown for the Premier and Retirement classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier and Retirement classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Fed announced it would keep its federal funds target rate near 0.00%, citing continued low inflation and concerns that the potential impact of weaker global growth and financial market turmoil may restrain U.S. economic conditions. Investment-grade bonds reacted positively, returning 1.23% in the third quarter, but a decrease in inflation expectations caused the Barclays TIPS index to decline 1.15% for the same period.

TIPS trail investment-grade bonds

For the six-month period, the Barclays TIPS index underperformed the Barclays aggregate index’s –0.47% return by about one-and-three-quarters of a percentage point. For the five years ended September 30, 2015, the Barclays TIPS index returned 2.55%, versus the 3.10% return of the Barclays aggregate index. For the ten years ended September 30, 2015, the Barclays TIPS index returned 4.01%, while the Barclays aggregate index returned 4.64%.

The fund slightly outpaces its benchmark

Despite its negative return, the fund outperformed the TIPS index primarily because of the fund’s slightly underweight position in U.S. Treasuries, which represented 97.20% of the portfolio’s market value versus the 99.96% weight in the benchmark at period-end. Because the fund holds substantially the same portfolio as the benchmark, the discussion of the benchmark’s performance above applies to the fund’s performance.

During the period, the fund’s portfolio managers kept the fund’s duration—ameasure of its sensitivity to interest rate changes—close to that of the TIPS index. This investment strategy helped the fund’s risk and reward characteristics remain in line with those of its benchmark.

Expense example

Six months ended September 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Inflation-Linked	value	value	(4/1/15–
Bond Fund	(4/1/15)	(9/30/15)	9/30/15)
Actual return
Institutional Class	$1,000.00	$978.30	$1.29
Premier Class	1,000.00	977.37	2.03
Retirement Class	1,000.00	976.72	2.52
Retail Class	1,000.00	976.87	2.87
5% annual hypothetical return
Institutional Class	1,000.00	1,023.70	1.32
Premier Class	1,000.00	1,022.95	2.07
Retirement Class	1,000.00	1,022.45	2.58
Retail Class	1,000.00	1,022.10	2.93

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.26% for the Institutional Class, 0.41% for the Premier Class, 0.51% for the Retirement Class and 0.58% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	15

Short-Term Bond Fund

Portfolio composition
% of net assets
as of 9/30/2015
Corporate bonds	25.8
Commercial mortgage-backed securities	19.8
U.S. Treasury securities	17.3
Foreign government & corporate bonds denominated in U.S. dollars	17.2
Asset-backed securities	9.2
U.S. agency securities	3.9
Bank loan obligations	3.5
Mortgage-backed securities*	1.1
Municipal bonds	0.4
Short-term investments, other assets & liabilities, net	1.8
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2015
Less than 1 year	20.0
1–3 years	56.8
3–5 years	14.1
5–10 years	8.1
Over 10 years	1.0
Total	100.0

Holdings by credit quality†
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2015
Aaa/AAA	27.5
Aa/AA	11.6
A/A	21.3
Baa/BBB	22.7
Ba/BB	8.8
B/B	4.4
Below B/B	0.9
Non-rated	2.8
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2015

The Short-Term Bond Fund returned 0.42% for the Institutional Class, compared with the 0.43% return of its benchmark, the Barclays U.S. 1–3 Year Government/Credit Bond Index. For the one-year period ended September 30, 2015, the fund rose 1.14%, versus 1.19% for the index. The table below shows returns for all share classes of the fund.

Short-term bonds outpace the broad market amid uncertainty

The U.S. economy remained healthy during the six-month period, but this positive news was largely overshadowed by extreme swings in the financial markets. Uncertainty regarding a hike in U.S. interest rates, as well as concerns over the pace of growth overseas, kept investors unsettled. In a September statement, the Federal Reserve announced it would keep its federal funds target rate near 0.00%. The central bank cited continued low inflation and concerns that the potential impact of weaker global growth and financial market turmoil may restrain U.S. economic conditions. Short-term bonds were one of the top performers for the six months as nervous investors shied away from riskier asset classes.

During the period, the fund’s benchmark outperformed the –0.47% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. Longer-term bonds declined during the period, despite a rebound in the third quarter, as investors became less willing to go further out on the yield curve amid an uncertain market environment. The yield on the 10-year U.S. Treasury bond began the period at 1.94%

Performance as of September 30, 2015

		Total return		Average annual total return
					since fund
Short-Term Bond Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	3/31/2006	0.42%	1.14%	1.65%	3.26%
Premier Class	9/30/2009	0.35	0.99	1.52	3.17	‡
Retirement Class	3/31/2006	0.30	0.89	1.40	3.01
Retail Class	3/31/2006	0.17	0.73	1.34	3.04
Barclays U.S. 1–3 Year Government/Credit Bond Index	—	0.43	1.19	1.04	2.88	§

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.
§	Performance is calculated from the inception date of the Institutional Class.

16	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

on March 31, then rose to 2.50% on June 10 before falling back to 2.06% on September 30. Because short-term issues are less sensitive to interest rate moves, they generally experience lower price volatility than their longer-term counterparts. As a result, short-term issues were less affected by interest rate fluctuations during the period than bonds with longer maturities.

Short-term Treasury bonds bolster the performance of the index

Representing almost two-thirds of the index weight at period-end, short-term Treasuries were one of the best performers, gaining 0.5%. Government credit securities also performed well, advancing 0.4%. Government agency securities and short-term corporate bonds, the latter accounting for more than one-fifth of the benchmark’s total market capitalization, both trailed the broader market, despite positive returns. Municipals—a small weighting in the index—were the strongest-performing sector, rising 0.8%.

The fund marginally trails its benchmark, despite positive returns

For the six months, the fund marginally underperformed its benchmark mostly due to yield curve positioning and an underweight allocation to short-term U.S. Treasuries. As cautious investors moved away from riskier assets and into the relative stability of short-term Treasuries, the gains of these assets outpaced the broader market. The fund’s small position in cash and other short-term investments also limited relative returns.

In contrast, investments in short-term commercial mortgage-backed and asset-backed securities, which are not included in the benchmark, made the most significant positive impact to the fund’s relative performance. Next in line were holdings in government credit issues. Yield curve positioning in short-term corporate bonds also benefited the fund’s relative performance during the period.

Expense example

Six months ended September 30, 2015

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Short-Term Bond Fund	value (4/1/15)	value (9/30/15)	(4/1/15– 9/30/15)
Actual return
Institutional Class	$1,000.00	$1,004.23	$1.35
Premier Class	1,000.00	1,003.48	2.10
Retirement Class	1,000.00	1,002.98	2.60
Retail Class	1,000.00	1,001.71	2.90
5% annual hypothetical return
Institutional Class	1,000.00	1,023.65	1.37
Premier Class	1,000.00	1,022.90	2.12
Retirement Class	1,000.00	1,022.40	2.63
Retail Class	1,000.00	1,022.10	2.93

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.27% for the Institutional Class, 0.42% for the Premier Class, 0.52% for the Retirement Class and 0.58% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	17

Social Choice Bond Fund

Portfolio composition
% of net assets
as of 9/30/2015
Corporate bonds	34.5
Foreign government & corporate bonds denominated in U.S. dollars	13.5
U.S. agency securities	12.1
Mortgage-backed securities*	10.5
Commercial mortgage-backed securities	10.5
Municipal bonds	9.2
Asset-backed securities	3.3
U.S. Treasury securities	3.2
Bank loan obligations	1.0
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	2.1
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2015
Less than 1 year	6.6
1–3 years	20.6
3–5 years	17.1
5–10 years	33.5
Over 10 years	22.2
Total	100.0

Holdings by credit quality†
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2015
Aaa/AAA	29.1
Aa/AA	13.3
A/A	12.4
Baa/BBB	23.2
Ba/BB	3.4
B/B	4.6
Below B/B	4.1
Non-rated	9.9
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2015

The Social Choice Bond Fund returned –0.37% for the Institutional Class, compared with the –0.47% return of its benchmark, the Barclays U.S. Aggregate Bond Index. For the one-year period ended September 30, 2015, the fund returned 3.91%, versus 2.94% for the index. The fund utilizes certain social criteria, while the benchmark does not. The table below shows returns for all share classes of the fund.

Bond prices rebound in the third quarter, but end the period lower

The U.S. economy remained healthy during the six-month period, but this factor was largely overshadowed by extreme swings in the financial markets. Most economic indicators, such as housing, employment and consumer spending, either improved or held steady. Furthermore, the nation’s gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annual rate of 3.9% in the second quarter—an improvement over the 0.6% advance in the prior quarter. This increase was reflected in part by contributions from personal consumption expenditures and exports.

Uncertainty regarding a hike in U.S. interest rates, as well as concerns over the pace of growth overseas, kept investors unsettled. As a result, the Barclays U.S. Aggregate Bond Index, a measure of the broad investment-grade fixed-rate bond market, fell 1.68% for the first three months of the reporting period. In a September statement, the Fed announced it would keep its federal funds target rate near 0.00%. The central bank cited continued low inflation and concerns that the potential impact of weaker global growth and financial market turmoil may restrain the U.S. economy. Investment-grade bonds reacted positively, gaining 1.23% in the third quarter, but still finishing the period lower.

Performance as of September 30, 2015
				Average annual
		Total return		total return
Social Choice Bond Fund	Inception date	6 months	1 year	since inception
Institutional Class	9/21/2012	–0.37%	3.91%	3.44%
Premier Class	9/21/2012	–0.45	3.76	3.28
Retirement Class	9/21/2012	–0.50	3.66	3.18
Retail Class	9/21/2012	–0.61	3.53	3.08
Barclays U.S. Aggregate Bond Index	—	–0.47	2.94	1.81	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

‡	Performance is calculated from the inception date of the Institutional Class.

18	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Short-term U.S. Treasury bonds remained essentially flat, while the yield on the 10-year U.S. Treasury bond began the period at 1.94% on March 31, rose to 2.50% on June 10, then fell back to 2.06% on September 30, 2015.

Corporate and government-related bonds hurt the performance of the index

Results from the individual segments of the Barclays aggregate index varied. Corporate bonds, which constituted 23.8% of the index at period-end, were the worst performers, falling 2.4%. Government credit securities, municipal bonds and government agencies were next in line with returns of –1.8%, –1.5% and –1.0%, respectively. In total, these sectors accounted for a 9.3% index weight. Asset-backed securities (ABS), mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS) performed best, gaining 0.9%, 0.6% and 0.5%, respectively. U.S. Treasuries, which made up more than one-third of the index’s total market capitalization on September 30, 2015, also outperformed with a return of 0.2%.

Fund’s weights and securities selection help the fund

While the fund posted a loss in absolute terms for the period, favorable overweight positions and security selections in CMBS and government-related agencies enabled it to outperform its benchmark. The fund’s overweight in government-related credit issues also was a significant contributor to relative performance.

These positive contributions were partly offset by the fund’s yield curve positioning amid sizable fluctuations in long-term interest rates during the period.

Expense example

Six months ended September 30, 2015
			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Social Choice	value	value	(4/1/15–
Bond Fund	(4/1/15)	(9/30/15)	9/30/15)
Actual return
Institutional Class	$1,000.00	$996.27	$ 2.00
Premier Class	1,000.00	995.54	2.74
Retirement Class	1,000.00	995.04	3.24
Retail Class	1,000.00	993.92	3.39
5% annual hypothetical return
Institutional Class	1,000.00	1,023.00	2.02
Premier Class	1,000.00	1,022.25	2.78
Retirement Class	1,000.00	1,021.75	3.29
Retail Class	1,000.00	1,021.60	3.44

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.68% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	19

Tax-Exempt Bond Fund

Portfolio composition
% of net assets
as of 9/30/2015
Municipal bonds	93.4
Short-term investments, other assets & liabilities, net	6.6
Total	100.0

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2015
Less than 1 year	16.9
1–3 years	11.7
3–5 years	6.9
5–10 years	19.2
Over 10 years	45.3
Total	100.0

Holdings by credit quality*
% of fixed-income investments
(excluding short-term investments)
as of 9/30/2015
Aaa/AA	7.8
Aa/AA	41.4
A/A	17.2
Baa/BBB	15.0
Non-rated	18.6
Total	100.0

*	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Performance for the six months ended September 30, 2015

The Tax-Exempt Bond Fund returned –0.21% for the Institutional Class, compared with the 0.85% return of its benchmark, the Barclays 10-Year Municipal Bond Index. For the one-year period ended September 30, 2015, the fund returned 2.46%, versus 3.53% for the index. The table below shows returns for all share classes of the fund.

Municipal bonds outperform taxable issues

The U.S. economy remained healthy during the six-month period, but this positive news was largely overshadowed by extreme swings in the financial markets. Most economic indicators, such as housing, employment and consumer spending, either improved or held steady. Uncertainty regarding a potential hike in U.S. interest rates kept investors unsettled and exerted pressure on bond prices, although the Federal Reserve refrained from raising interest rates. For the six months, the broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.47%.

Factors influencing the market’s performance

In the first half of the period, investors’ concerns about increased bond supply, Chicago’s credit rating and Puerto Rico, along with the prospect of rising interest rates, exerted pressure on municipal bond prices. Chicago Public Schools bonds were downgraded to below investment grade. Bonds issued by Puerto Rico were also downgraded, and the government later defaulted on payments (Puerto Rico is currently seeking to restructure its debt). Although the fund’s benchmark dropped more than a percentage point over the second calendar quarter, the Barclays 10-Year Municipal Bond Index returned 2.01% for the third quarter. In addition, high-yield municipals, as measured by the Barclays High Yield Municipal Bond Index, outperformed the broader municipal bond market during the third quarter.

Performance as of September 30, 2015

				Average annual
		Total return		total return
					since
Tax-Exempt Bond Fund	Inception date	6 months	1 year	5 years	inception
Institutional Class	3/31/2006	–0.21%	2.46%	3.21%	4.34%
Retail Class	3/31/2006	–0.44	2.17	2.94	4.15
Barclays 10-Year Municipal
Bond Index	—	0.85	3.53	4.44	5.32	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

†	Performance is calculated from the inception date of the Institutional Class.

20	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

On September 30, 2015, the Barclays 10-Year Municipal Bond Index yielded 2.14%, compared with a 2.06% yield on the 10-year U.S. Treasury. Municipal bond prices tend to be less sensitive to changes in interest rates than U.S. Treasury bonds because municipal returns are influenced by the bonds’ tax-exempt income advantages.

For the five years ended September 30, 2015, the fund’s benchmark earned an average annual return of 4.44%, outpacing the broad bond market’s 3.10% return.

All sectors in the index advance

For the reporting period, all sectors within the benchmark posted positive total returns. The best performers were resource recovery, electric, water and sewer, education and hospital. The worst performers were leasing and IDR/PCR (industrial development revenue/pollution control revenue bonds). The returns of all sectors in the index ranged from 0.1% to 1.0%. For the nine months ending September 30, 2015, municipal bond issuance was $200.9 billion.

The fund lags its benchmark

For the period, the fund’s security selections in special tax, transportation and state sectors detracted from its relative performance. The fund’s positions in housing and overweight in industrial revenue bonds also detracted, but certain favorable security selections helped offset some of the losses in those two sectors. The fund’s position in bonds categorized as “other,” in which the index had no exposure and which includes Florida revenue bonds, helped offset some of the fund’s underperformance relative to its benchmark.

Expense example

Six months ended September 30, 2015
			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Tax-Exempt	value	value	(4/1/15–
Bond Fund	(4/1/15)	(9/30/15)	9/30/15)
Actual return
Institutional Class	$1,000.00	$997.89	$ 1.75
Retail Class	1,000.00	995.59	3.14
5% annual hypothetical return
Institutional Class	1,000.00	1,023.25	1.77
Retail Class	1,000.00	1,021.85	3.18

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	21

Money Market Fund

Portfolio composition
% of net assets
as of 9/30/2015
Commercial paper	41.2
U.S. government agency securities	26.6
U.S. Treasury securities	16.5
Floating-rate securities, government	11.9
Certificates of deposit	3.8
Total	100.0

Net annualized yield

(for the 7 days ended 9/29/2015)*
	Current yield	Effective yield
Money Market Fund†
Institutional Class	0.05%	0.05%
Premier Class	0.00	0.00
Retirement Class	0.00	0.00
Retail Class	0.00	0.00
iMoneyNet Money Fund Averages—All Taxable§	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance for the six months ended September 30, 2015

The Money Market Fund returned 0.01% for the Institutional Class, matching the 0.01% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of more than 1,000 taxable money market funds. The iMoneyNet average is not an index and its returns reflect the deduction of expenses charged by the funds included in the average. For the twelve months ended September 30, 2015, the fund returned 0.01%, versus 0.02% for iMoneyNet. The table below shows returns for all share classes of the fund.

U.S. economy perks up despite lingering uncertainties

The U.S. economy remained healthy during the six-month period, but this positive news was largely overshadowed by extreme swings in the financial markets. Most economic indicators, such as housing, employment and consumer spending, either improved or held steady. Uncertainty regarding a hike in U.S. interest rates, as well as concerns over the pace of growth overseas, kept investors unsettled. In a September statement, the Federal Reserve announced it would keep its federal funds target rate near 0.00%. As a result, short-term U.S. Treasury bonds remained essentially flat, while the 10-year U.S. Treasury bond yield began the period at 1.94% on March 31, rose to 2.50% on June 10, before falling back to 2.06% on September 30.

Performance as of September 30, 2015

				Average annual
		Total return		total return
Money Market Fund†	Inception date	6 months	1 year	5 years	10 years
Institutional Class	7/1/1999	0.01%	0.01%	0.03%	1.46%
Premier Class	9/30/2009	0.00	0.00	0.00	1.44	‡
Retirement Class	3/31/2006	0.00	0.00	0.00	1.35	‡
Retail Class	3/31/2006	0.00	0.00	0.00	1.40	‡
iMoneyNet Money Fund Averages—All Taxable§	—	0.01	0.02	0.02	1.22

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

‡	The performance shown for the Premier, Retirement and Retail classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier, Retirement and Retail classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.
§	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

†	Beginning August 27, 2013, the fund’s adviser is reimbursing certain other fund expenses. Beginning January 1, 2013, part or all of the 12b-1 distribution expenses of the Retail Class are being waived. Prior to that, beginning August 18, 2009 part or all of the 12b-1 distribution expenses were not being reimbursed to the fund’s distributor. Also, beginning August 18, 2009 part or all of the service fees of the Retirement Class are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the fund would have been lower. The suspension of reimbursements and the addition of waivers are voluntary and may be discontinued at any time without notice.

22	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

London InterBank Offered Rate (LIBOR) yields rose during the period, with longer-dated rates gaining the most ground, as the market anticipated a tightening monetary policy later this year. The three-month LIBOR began the period at 0.27%, rose slightly to 0.29% in July 2015 and closed the period higher at 0.33%. The six-month LIBOR, at 0.40% in April, rose to 0.46% in July before climbing to 0.53% at period-end.

Tight supply still a challenge for money market investors

Following significant 2014 reductions, Treasury bill supply continued to decline during the reporting period. Commercial paper supply remained limited as outstanding issuance has decreased by more than $1 trillion since mid-2007. However, the fund’s managers believe that spreads to Treasuries and agencies may widen as anticipated money market fund reforms are implemented.

Safety and liquidity remain top priorities for the fund

Given falling yields and limited supply, the fund’s managers sought to increase relative value while remaining in full compliance with Securities and Exchange Commission regulations. The fund remained committed to holding longer-dated floating-rate government agency paper (with one- to two-year maturities) in order to capture slightly higher yields. However, due to a decline in issuance, widespread demand and unattractive valuations within shorter-term securities, overall portfolio levels are likely to increase modestly. The fund’s commercial paper exposure is diversified across industries and issuers, nearly all of which are U.S.-domiciled. The fund remained mostly out of Europe, except for a recently added program in Denmark. The fund’s managers continued to invest selectively in high-quality Pacific Rim issuers, such as Banco del Estado de Chile and Tokyo-Mitsubishi. As of September 30, 2015, the fund’s weighted average maturity was 48 days, versus 34 days for the average iMoneyNet fund.

In response to exceptionally low interest rates, part or all of the Money Market Fund’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld to prevent the fund’s yield from turning negative.

Expense example

Six months ended September 30, 2015
			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Money	value	value	(4/1/15–
Market Fund	(4/1/15)	(9/30/15)	9/30/15)
Actual return
Institutional Class	$1,000.00	$1,000.05	$ 0.70
Premier Class	1,000.00	1,000.00	0.75
Retirement Class	1,000.00	1,000.00	0.75
Retail Class	1,000.00	1,000.00	0.70
5% annual hypothetical return
Institutional Class	1,000.00	1,024.30	0.71
Premier Class	1,000.00	1,024.25	0.76
Retirement Class	1,000.00	1,024.25	0.76
Retail Class	1,000.00	1,024.30	0.71

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended September 30, 2015. The fund’s annualized six-month expense ratio for that period was 0.14% for the Institutional Class, 0.15% for the Premier Class, 0.15% for the Retirement Class and 0.14% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	23

Summary portfolio of investments (unaudited)

Bond Fund ■ September 30, 2015

			% of net
Principal	Issuer	Value	assets
	BANK LOAN OBLIGATIONS
	AUTOMOBILES & COMPONENTS	$2,087,024	0.1%
	CAPITAL GOODS	1,348,886	0.1
	COMMERCIAL & PROFESSIONAL SERVICES	928,620	0.0
	CONSUMER SERVICES	4,289,188	0.2
	DIVERSIFIED FINANCIALS	2,097,954	0.1
	ENERGY	951,876	0.0
	FOOD & STAPLES RETAILING	1,187,490	0.0
	FOOD, BEVERAGE & TOBACCO	418,983	0.0
	HEALTH CARE EQUIPMENT & SERVICES	5,948,217	0.2
	HOUSEHOLD & PERSONAL PRODUCTS	853,595	0.0
	INSURANCE	643,619	0.0
	MATERIALS	4,356,489	0.2
	MEDIA	4,286,303	0.1
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	112,043	0.0
	SOFTWARE & SERVICES	4,079,681	0.2
	TECHNOLOGY HARDWARE & EQUIPMENT	2,491,961	0.1
	TOTAL BANK LOAN OBLIGATIONS (Cost $36,738,217)	36,081,929	1.3
	BONDS
	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS	4,876,360	0.2
	BANKS	154,432,973	5.5
	CAPITAL GOODS	30,156,861	1.1
	COMMERCIAL & PROFESSIONAL SERVICES	30,997,331	1.1
	CONSUMER DURABLES & APPAREL	2,774,125	0.1
	CONSUMER SERVICES	4,235,658	0.2
	DIVERSIFIED FINANCIALS
	Morgan Stanley
$24,775,000	1.875%–6.375%, 01/05/18–07/24/42	25,338,841	1.0
	Other	107,839,297	3.8
		133,178,138	4.8
	ENERGY	82,948,971	2.9
	FOOD & STAPLES RETAILING	25,991,722	0.9
	FOOD, BEVERAGE & TOBACCO	44,928,149	1.6
	HEALTH CARE EQUIPMENT & SERVICES	40,700,276	1.4
	HOUSEHOLD & PERSONAL PRODUCTS	3,296,696	0.1
	INSURANCE	69,662,695	2.5
	MATERIALS	65,970,255	2.3
	MEDIA	62,836,361	2.2
				% of net
Principal		Issuer	Value	assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			$33,244,685	1.2%
REAL ESTATE			36,975,478	1.3
RETAILING			23,768,761	0.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,400,907	0.2
SOFTWARE & SERVICES			25,141,202	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			32,880,039	1.2
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
$31,287,000		0.700%–5.012%, 11/02/15–08/21/54	29,765,115	1.1
		Other	33,785,248	1.2
			63,550,363	2.3
TRANSPORTATION			46,472,957	1.6
UTILITIES			94,509,415	3.2
	TOTAL CORPORATE BONDS (Cost $1,129,625,312)		1,119,930,378	39.6
GOVERNMENT BONDS
AGENCY SECURITIES			17,661,910	0.5
FOREIGN GOVERNMENT BONDS			98,017,469	3.5
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
13,000,000	h	3.000%, 11/15/30	13,502,736	0.5
11,000,000	h	4.000%, 10/15/45	11,711,562	0.4
62,825,282		3.000%–8.000%, 01/01/16–10/15/45	66,762,841	2.4
		Federal National Mortgage Association (FNMA)
13,000,000	h	2.500%, 10/25/30	13,256,953	0.5
11,000,000	h	2.500%, 11/25/30	11,198,945	0.4
10,288,581		3.000%, 01/01/35	10,676,594	0.4
9,979,995		5.500%, 12/01/41	11,410,115	0.4
11,000,000	h	3.000%, 10/25/45	11,153,656	0.4
19,000,000	h	3.500%, 10/25/45	19,826,804	0.7
18,000,000	h	3.000%, 11/25/45	18,213,468	0.6
21,000,000	h	3.500%, 11/25/45	21,867,078	0.8
29,000,000	h	4.000%, 11/25/45	30,882,738	1.1
33,000,000	h	3.500%, 12/25/45	34,287,786	1.2
192,842,382		0.544%–8.000%, 07/01/24–12/25/45	200,928,724	7.1
		Government National Mortgage Association (GNMA)
24,000,000	h	3.500%, 10/20/45	25,096,874	0.9
18,000,000	h	4.000%, 10/20/45	19,243,125	0.7
20,000,000		4.000%, 10/24/45	21,334,376	0.7
12,000,000	h	3.500%, 11/20/45	12,548,434	0.4
54,917,571		3.000%–8.500%, 01/15/28–12/20/45	49,766,021	1.7
		Other	16,186,740	0.6
			619,855,570	22.0
MUNICIPAL BONDS
		State of Illinois
12,000,000		4.350%, 06/01/18	12,280,320	0.4
		Other	23,647,261	0.9
			35,927,581	1.3

24	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ■  September 30, 2015

				% of net
Principal		Issuer	Value	assets
U.S. TREASURY SECURITIES
		United States Treasury Bond
$37,050,000		3.500%, 02/15/39	$41,808,628	1.5%
24,400,000		2.875%, 08/15/45	24,402,537	0.9
		United States Treasury Note
23,348,700		1.500%, 08/31/18	23,746,352	0.8
16,648,000		1.000%, 09/15/18	16,687,456	0.6
28,744,000		1.625%, 07/31/20	29,099,563	1.0
24,500,000		1.750%, 02/28/22	24,589,964	0.9
17,340,000		2.000%, 08/15/25	17,256,456	0.6
29,902,000		0.625%–2.125%, 07/31/17–08/31/22	30,192,501	1.1
		Other	19,704,381	0.7
			227,487,838	8.1
	TOTAL GOVERNMENT BONDS (Cost $994,163,833)		998,950,368	35.4
STRUCTURED ASSETS
ASSET BACKED
		AmeriCredit Automobile Receivables Trust
		Series 2013-1 (Class C)
10,881,000		1.570%, 01/08/19	10,900,542	0.4
		Capital Automotive REIT
		Series 2012-1A (Class A)
11,432,323	g	4.700%, 07/15/42	11,856,543	0.4
		DB Master Finance LLC
		Series 2015-1A (Class A2I)
10,746,000	g	3.262%, 02/20/45	10,808,552	0.4
		Dominos Pizza Master Issuer LLC
		Series 2012-1A (Class A2)
21,759,950	g	5.216%, 01/25/42	22,412,553	0.8
		Sierra Receivables Funding Co LLC
		Series 2015-1A (Class B)
11,087,159	g	3.050%, 03/22/32	11,161,997	0.4
		Other	160,389,370	5.6
			227,529,557	8.0
OTHER MORTGAGE BACKED
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AJ)
12,750,000	i	5.771%, 05/15/46	13,005,357	0.5
		Commercial Mortgage Trust
		Series 2007-GG11 (Class AM)
23,805,000	i	5.867%, 12/10/49	25,141,770	0.9
		Credit Suisse Mortgage Capital Certificates
		Series 2006-C4 (Class AM)
15,585,000		5.509%, 09/15/39	16,063,584	0.6
		Morgan Stanley Capital I Trust
36,349,387		5.325%–6.115%, 08/12/41–10/12/52	36,988,419	1.3
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
22,235,000		5.383%, 12/15/43	23,110,681	0.8
		Series 2007-C34 (Class AJ)
23,750,038	i	6.143%, 05/15/46	24,576,421	0.9
		Series 2007-C32 (Class AMFX)
22,000,000	g	5.703%, 06/15/49	23,182,412	0.8
		Series 2007-C32 (Class AJ)
23,475,000	i	5.750%, 06/15/49	24,057,931	0.8
				% of net
Principal		Issuer	Value	assets
OTHER MORTGAGE BACKED–continued
$35,110,000		0.407%–6.219%, 12/15/43–02/15/51	$32,858,775	1.2%
		Other	155,575,567	5.5
			374,560,917	13.3
	TOTAL STRUCTURED ASSETS (Cost $598,726,205)		602,090,474	21.3
	TOTAL BONDS (Cost $2,722,515,350)		2,720,971,220	96.3
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
25,300,000	d	0.130%, 10/20/15	25,299,595	0.9
25,000,000	d	0.050%, 11/02/15	24,998,525	0.9
15,000,000		0.080%, 11/12/15	14,998,845	0.5
35,775,000	d	0.150%, 11/13/15	35,772,174	1.3
35,000,000		0.050%, 11/20/15	34,996,780	1.3
20,000,000		0.100%, 11/23/15	19,998,060	0.7
17,000,000	d	0.070%, 11/25/15	16,998,283	0.6
20,000,000	d	0.170%, 01/25/16	19,991,620	0.7
		Other	14,997,510	0.5
			208,051,392	7.4
TREASURY DEBT
		United States Treasury Bill
59,000,000	d	0.093%–0.130%, 11/12/15	59,000,708	2.1
21,000,000	d	0.080%, 12/10/15	21,000,966	0.8
12,000,000	d	0.115%, 01/14/16	11,999,568	0.4
23,000,000	d	0.126%, 01/21/16	22,998,758	0.8
37,000,000	d	0.122%, 02/04/16	36,996,929	1.3
40,000,000	d	0.196%, 03/31/16	39,983,840	1.4
		Other	1,000,020	0.0
			192,980,789	6.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $400,963,698)		401,032,181	14.2
	TOTAL PORTFOLIO (Cost $3,160,217,265)		3,158,085,330	111.8
	OTHER ASSETS & LIABILITIES, NET		(334,423,497)	(11.8)
	NET ASSETS		$2,823,661,833	100.0%

Abbreviation(s):

REIT – Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities, including those in “Other,” was $496,318,321 or 17.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	25

Summary portfolio of investments (unaudited)

Bond Index Fund  ■  September 30, 2015

% of net
Principal	Issuer	Value	assets
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	$7,604,342	0.1%
BANKS
JPMorgan Chase & Co
$30,543,000	1.350%–6.000%, 03/01/16–12/30/49	31,235,655	0.5
Other	171,147,213	2.9
202,382,868	3.4
CAPITAL GOODS	50,859,089	0.8
COMMERCIAL & PROFESSIONAL SERVICES	21,201,546	0.4
CONSUMER DURABLES & APPAREL	4,813,712	0.1
CONSUMER SERVICES	17,820,834	0.3
DIVERSIFIED FINANCIALS
Goldman Sachs Group, Inc
25,025,000	2.375%–7.500%, 01/18/18–05/22/45	26,839,881	0.5
Other	172,797,308	2.8
199,637,189	3.3
ENERGY	143,115,359	2.4
FOOD & STAPLES RETAILING	18,146,185	0.3
FOOD, BEVERAGE & TOBACCO	65,436,036	1.1
HEALTH CARE EQUIPMENT & SERVICES	39,315,388	0.7
HOUSEHOLD & PERSONAL PRODUCTS	7,136,646	0.1
INSURANCE	67,945,035	1.1
MATERIALS	63,401,963	1.1
MEDIA	53,235,332	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	79,438,823	1.3
REAL ESTATE	36,670,973	0.6
RETAILING	39,757,734	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	8,467,599	0.1
SOFTWARE & SERVICES	41,441,184	0.7
TECHNOLOGY HARDWARE & EQUIPMENT	45,151,244	0.8
TELECOMMUNICATION SERVICES	77,464,020	1.3
TRANSPORTATION	39,460,069	0.7
UTILITIES	135,485,918	2.3
TOTAL CORPORATE BONDS (Cost $1,464,232,192)	1,465,389,088	24.6

GOVERNMENT BONDS

AGENCY SECURITIES
Federal Home Loan Mortgage Corp (FHLMC)
20,000,000	0.875%, 03/07/18	20,016,960	0.4
Federal National Mortgage Association (FNMA)
63,015,000	0.000%–6.625%, 12/21/15–07/15/37	65,773,084	1.1
Other	73,189,743	1.2
158,979,787	2.7
			% of net
Principal	Issuer	Value	assets
FOREIGN GOVERNMENT BONDS		$268,100,859	4.5%
MORTGAGE BACKED
	Federal Home Loan Mortgage Corp Gold (FGLMC)
$19,415,763	2.500%, 05/01/30	19,819,207	0.3
19,494,150	3.500%, 03/01/45	20,314,998	0.3
401,415,742	2.500%–8.000%, 01/01/16–03/01/45	423,490,804	7.1
	Federal National Mortgage Association (FNMA)
23,330,069	3.500%, 02/01/45	24,368,095	0.4
19,668,135	3.500%, 05/01/45	20,543,231	0.4
667,326,945	1.729%–8.000%, 09/01/16–07/01/45	704,516,796	11.8
	Government National Mortgage Association (GNMA)
24,944,115	4.000%, 08/20/45	26,626,685	0.5
420,707,562	1.625%–8.500%, 02/15/18–07/20/45	444,756,266	7.5
	Other	4,714,120	0.1
		1,689,150,202	28.4
MUNICIPAL BONDS		60,774,435	1.0
U.S. TREASURY SECURITIES
	United States Treasury Bond
26,060,000	5.250%, 02/15/29	35,003,193	0.6
16,250,000	4.500%, 02/15/36	21,313,321	0.4
36,983,000	3.500%, 02/15/39	41,733,023	0.7
26,350,000	4.375%, 05/15/41	33,982,567	0.6
22,000,000	3.000%, 05/15/45	22,530,530	0.4
158,729,000	2.500%–5.250%, 11/15/28–08/15/45	173,822,554	2.9
	United States Treasury Note
62,000,000	0.500%, 06/15/16	62,106,578	1.0
27,000,000	0.625%, 11/15/16	27,060,480	0.5
50,300,000	0.875%, 01/31/17	50,557,385	0.8
61,750,000	0.750%, 10/31/17	61,846,454	1.0
20,500,000	0.625%, 11/30/17	20,462,629	0.3
31,000,000	0.750%, 12/31/17	31,016,151	0.5
21,000,000	0.875%, 01/31/18	21,056,322	0.4
31,000,000	0.750%, 02/28/18	30,982,640	0.5
23,000,000	0.750%, 03/31/18	22,969,456	0.4
72,000,000	1.000%, 05/31/18	72,271,872	1.2
40,350,000	1.500%, 08/31/18	41,037,201	0.7
22,000,000	1.375%, 09/30/18	22,288,178	0.4
28,000,000	1.250%, 10/31/18	28,240,996	0.5
33,500,000	1.250%, 11/30/18	33,773,058	0.6
25,000,000	1.500%, 12/31/18	25,388,675	0.4
25,000,000	1.500%, 01/31/19	25,378,900	0.4
30,000,000	1.500%, 02/28/19	30,440,640	0.5
36,000,000	1.625%, 03/31/19	36,667,044	0.6
40,750,000	1.500%, 05/31/19	41,300,777	0.7
40,000,000	1.625%, 06/30/19	40,708,840	0.7
50,500,000	1.625%, 08/31/19	51,375,215	0.9
38,500,000	1.750%, 09/30/19	39,320,127	0.7
29,000,000	1.500%, 10/31/19	29,325,873	0.5
57,000,000	1.500%, 11/30/19	57,613,035	1.0
33,500,000	1.625%, 12/31/19	34,007,726	0.6
36,500,000	1.250%, 01/31/20	36,467,697	0.6
78,500,000	1.375%, 02/29/20	78,865,888	1.3
20,000,000	1.375%, 04/30/20	20,055,460	0.3
50,000,000	1.500%, 05/31/20	50,445,950	0.8
45,000,000	1.625%, 06/30/20	45,575,955	0.8
22,500,000	1.625%, 07/31/20	22,778,325	0.4
34,000,000	1.375%, 08/31/20	34,046,036	0.6
27,610,000	2.125%, 08/15/21	28,422,121	0.5
13,379,100	8.000%, 11/15/21	18,365,076	0.3
26,000,000	2.500%, 05/15/24	27,092,806	0.5
55,005,000	2.250%, 11/15/24	56,053,505	0.9

26	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Index Fund  ■  September 30, 2015

			% of net
Principal	Issuer	Value	assets
U.S. TREASURY SECURITIES–continued
$37,000,000	2.125%, 05/15/25	$37,235,579	0.6%
32,500,000	2.000%, 08/15/25	32,343,415	0.5
364,396,800	0.375%–9.000%, 08/31/16–02/15/25	372,081,201	6.2
		2,125,410,454	35.7
	TOTAL GOVERNMENT BONDS (Cost $4,227,287,173)	4,302,415,737	72.3
STRUCTURED ASSETS
ASSET BACKED		50,947,542	0.9
OTHER MORTGAGE BACKED		93,623,523	1.6
	TOTAL STRUCTURED ASSETS (Cost $143,160,447)	144,571,065	2.5
	TOTAL BONDS (Cost $5,834,679,812)	5,912,375,890	99.4
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
30,000,000	0.075%, 11/20/15	29,997,240	0.5
	Other	9,999,930	0.1
		39,997,170	0.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $39,996,608)	39,997,170	0.6
	TOTAL PORTFOLIO (Cost $5,874,676,420)	5,952,373,060	100.0
	OTHER ASSETS & LIABILITIES, NET	(2,250,099)	0.0
	NET ASSETS	$5,950,122,961	100.0%

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/15, the aggregate value of securities exempted from registration under Rule 144(A) of the Securities Act of 1933 amounted to $29,762,609 or 0.5%. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	27

Summary portfolio of investments (unaudited)

Bond Plus Fund  ■  September 30, 2015

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$5,738,706	0.2%
CAPITAL GOODS	6,681,199	0.2
COMMERCIAL & PROFESSIONAL SERVICES	7,723,333	0.2
CONSUMER SERVICES	20,191,036	0.7
DIVERSIFIED FINANCIALS	14,521,010	0.5
FOOD & STAPLES RETAILING	5,775,598	0.1
FOOD, BEVERAGE & TOBACCO	1,666,265	0.0
HEALTH CARE EQUIPMENT & SERVICES	11,585,760	0.4
HOUSEHOLD & PERSONAL PRODUCTS	2,560,784	0.1
INSURANCE	4,844,206	0.1
MATERIALS	7,721,136	0.3
MEDIA	13,725,026	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,546,521	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,419,204	0.1
SOFTWARE & SERVICES	17,414,435	0.6
TECHNOLOGY HARDWARE & EQUIPMENT	6,948,421	0.3
TELECOMMUNICATION SERVICES	878,088	0.0
UTILITIES	241,792	0.0
TOTAL BANK LOAN OBLIGATIONS (Cost $137,693,502)	136,182,520	4.4
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	11,479,646	0.4
BANKS
Bank of America Corp
$12,000,000	1.950%, 05/12/18	12,039,456	0.4
Citigroup, Inc
8,975,000	1.300%, 11/15/16	8,994,179	0.3
Other	169,369,796	5.5
190,403,431	6.2
CAPITAL GOODS	26,319,290	0.9
COMMERCIAL & PROFESSIONAL SERVICES	28,878,972	1.0
CONSUMER DURABLES & APPAREL	11,552,019	0.4
CONSUMER SERVICES	42,916,446	1.3
DIVERSIFIED FINANCIALS
Morgan Stanley
36,250,000	1.875%–6.375%, 01/09/17–07/24/42	36,741,064	1.2
Other	120,719,782	3.9
157,460,846	5.1
ENERGY	95,829,219	3.1
FOOD & STAPLES RETAILING	20,935,304	0.8
FOOD, BEVERAGE & TOBACCO	43,937,355	1.4
HEALTH CARE EQUIPMENT & SERVICES	46,504,137	1.5
HOUSEHOLD & PERSONAL PRODUCTS	2,850,336	0.1
Principal		Issuer	Value	% of net assets
INSURANCE
		Children’s Hospital Medic
$9,295,000		4.268%, 05/15/44	$9,053,237	0.3%
		Other	45,541,208	1.5
			54,594,445	1.8
MATERIALS			86,982,684	2.8
MEDIA			71,615,879	2.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			47,358,631	1.5
REAL ESTATE			26,760,530	0.9
RETAILING			21,249,716	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,212,239	0.2
SOFTWARE & SERVICES			29,869,754	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			47,099,124	1.4
TELECOMMUNICATION SERVICES			73,424,847	2.4
TRANSPORTATION			43,842,027	1.5
UTILITIES			87,835,347	3.0
	TOTAL CORPORATE BONDS (Cost $1,306,847,294)		1,275,912,224	41.5
GOVERNMENT BONDS
AGENCY SECURITIES			7,284,184	0.2
FOREIGN GOVERNMENT BONDS			100,163,614	3.2
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
9,000,000	h	3.000%, 11/15/30	9,348,048	0.3
9,144,200		3.500%, 04/01/44	9,611,150	0.3
8,042,093		3.500%, 09/01/45	8,380,500	0.3
13,000,000	h	4.000%, 10/15/45	13,840,938	0.5
37,558,170		3.000%–8.000%, 12/01/16–10/15/45	39,949,688	1.3
		Federal National Mortgage Association (FNMA)
10,000,000	h	2.500%, 10/25/30	10,197,656	0.3
7,999,343		5.000%, 05/01/35	8,828,961	0.3
10,157,010		3.000%, 02/01/43	10,332,403	0.3
15,843,587		3.000%, 02/01/43	16,116,610	0.5
11,000,000	h	3.500%, 10/25/45	11,478,676	0.4
19,000,000	h	3.500%, 11/25/45	19,784,499	0.6
31,000,000	h	4.000%, 11/25/45	33,012,582	1.1
15,000,000	h	4.500%, 11/25/45	16,249,805	0.5
31,000,000	h	3.500%, 12/25/45	32,209,738	1.0
8,000,000	h	5.000%, 12/25/45	8,802,185	0.3
186,739,803		0.544%–9.000%, 03/01/23–11/25/45	190,581,569	6.2
		Government National Mortgage Association (GNMA)
16,000,000	h	3.500%, 10/20/45	16,731,250	0.5
14,000,000	h	4.000%, 10/20/45	14,966,875	0.5
16,000,000		4.000%, 10/24/45	17,067,501	0.6
11,000,000	h	3.500%, 11/20/45	11,502,731	0.4
47,838,890		3.000%–8.500%, 11/15/23–12/20/45	41,636,740	1.4
		Other	10,333,863	0.3
			550,963,968	17.9
MUNICIPAL BONDS			149,872,491	4.9

28	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Bond Plus Fund  ■  September 30, 2015

Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES
		United States Treasury Bond
$9,712,000		2.500%, 02/15/45	$8,947,685	0.3%
74,715,000		3.000%, 05/15/45	76,516,752	2.5
28,000,000		2.875%, 08/15/45	28,002,912	0.9
		United States Treasury Inflation Indexed Bonds
22,231,400	k	2.125%, 01/15/19	23,685,422	0.8
		United States Treasury Note
40,650,000		1.375%, 09/30/20	40,643,659	1.3
10,000,000		8.000%, 11/15/21	13,726,690	0.4
45,725,000		2.000%, 08/15/25	45,504,697	1.5
		Other	26,985,932	0.9
			264,013,749	8.6
	TOTAL GOVERNMENT BONDS (Cost $1,066,031,569)		1,072,298,006	34.8

STRUCTURED ASSETS
ASSET BACKED
		Capital Automotive REIT
		Series 2014-1A (Class A)
10,000,000	g	3.660%, 10/15/44	10,171,730	0.3
		Wendys Funding LLC
		Series 2015-1A (Class A2I)
13,000,000	g	3.371%, 06/15/45	13,061,360	0.4
		Other	99,004,541	3.2
			122,237,631	3.9

OTHER MORTGAGE BACKED
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AJ)
16,500,000	i	5.771%, 05/15/46	16,830,462	0.6
		Commercial Mortgage Trust
		Series 2005-GG5 (Class AJ)
9,263,000	i	5.238%, 04/10/37	9,257,007	0.3
		Wachovia Bank Commercial Mortgage Trust
		Series 2006-C27 (Class AJ)
13,250,000	i	5.825%, 07/15/45	13,318,874	0.4
		Series 2007-C31 (Class AJ)
14,875,000	i	5.660%, 04/15/47	15,141,783	0.5
		Series 2007-C32 (Class AMFX)
10,000,000	g	5.703%, 06/15/49	10,537,460	0.3
		Series 2007-C32 (Class AJ)
25,700,000	i	5.750%, 06/15/49	25,898,721	0.9
		Other	182,333,804	5.9
			273,318,111	8.9
	TOTAL STRUCTURED ASSETS (Cost $392,512,156)		395,555,742	12.8
	TOTAL BONDS (Cost $2,765,391,019)		2,743,765,972	89.1
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$26,000,000	d	0.130%, 10/16/15	$25,999,662	0.9%
40,000,000	d	0.108%, 10/22/15	39,999,280	1.3
14,504,000		0.135%, 10/23/15	14,503,739	0.5
50,000,000		0.100%, 11/03/15	49,996,950	1.6
25,000,000	d	0.075%, 11/09/15	24,998,200	0.8
20,000,000		0.050%, 11/20/15	19,998,160	0.7
50,000,000		0.080%, 12/03/15	49,990,350	1.6
50,000,000		0.170%, 01/25/16	49,979,050	1.6
		Federal Home Loan Mortgage Corp (FHLMC)
8,400,000		0.060%, 10/26/15	8,399,823	0.3
		Federal National Mortgage Association (FNMA)
50,000,000	q	0.175%, 11/18/15	49,995,600	1.6
		Other	4,999,605	0.1
			338,860,419	11.0
TREASURY DEBT
		United States Treasury Bill
20,000,000	d	0.111%, 11/19/15	20,000,340	0.6
20,000,000	d	0.084%, 12/10/15	20,000,920	0.7
30,000,000	d	0.085%, 12/31/15	29,999,040	1.0
50,000,000	d	0.196%, 03/31/16	49,979,800	1.6
		Other	5,000,100	0.1
			124,980,200	4.0
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $463,781,477)		463,840,619	15.0
	TOTAL PORTFOLIO (Cost $3,366,865,998)		3,343,789,111	108.5
	OTHER ASSETS & LIABILITIES, NET		(262,916,175)	(8.5)
	NET ASSETS		$3,080,872,936	100.0%

Abbreviation(s):

REIT – Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities, including those in “Other,” was $467,900,330 or 15.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q	All or a portion of this security has been segregated by the custodian to cover collateral requirements on unfunded loan commitments.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	29

Summary portfolio of investments (unaudited)

High-Yield Fund  ■  September 30, 2015

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS
		Gates Global LLC
$17,909,548	i	4.250%, 07/05/21	$16,937,238	0.5%
			16,937,238	0.5
CAPITAL GOODS			26,485,770	0.8
COMMERCIAL & PROFESSIONAL SERVICES
		Creative Artists Agency LLC
13,382,938	h,i	9.000%, 12/17/21	13,388,558	0.4
		Other	13,175,438	0.4
			26,563,996	0.8
CONSUMER DURABLES & APPAREL			11,308,368	0.3
CONSUMER SERVICES
		Knowledge Universe Education LLC
15,000,000	i	6.000%, 08/13/22	14,775,000	0.5
		Spin Holdco, Inc
16,659,392	i	4.250%, 11/14/19	16,315,875	0.5
		Other	23,807,162	0.8
			54,898,037	1.8
DIVERSIFIED FINANCIALS			5,100,624	0.2
ENERGY			19,706,778	0.6
FOOD & STAPLES RETAILING
		Albertson’s Holdings LLC
14,790,918	i	5.500%, 08/25/21	14,781,748	0.5
		Other	13,020,000	0.4
			27,801,748	0.9
HEALTH CARE EQUIPMENT & SERVICES			11,400,977	0.4
HOUSEHOLD & PERSONAL PRODUCTS
		Visant Corp
16,717,124	i	7.000%, 09/23/21	15,351,837	0.5
			15,351,837	0.5
INSURANCE
		USI, Inc
13,714,365	i	4.250%, 12/27/19	13,554,318	0.4
		Other	10,260,198	0.3
			23,814,516	0.7
MATERIALS			14,636,709	0.5
MEDIA
		CSC Holdings LLC
25,275,000	i	5.000%, 09/25/22	25,110,712	0.8
		Other	8,617,687	0.3
			33,728,399	1.1
REAL ESTATE			10,439,000	0.3
SOFTWARE & SERVICES
		Asurion LLC
16,800,000	i	8.500%, 03/03/21	15,052,800	0.5
		Evergreen Skills Lux S.a.r.l.
17,000,000	i	9.250%, 04/28/22	14,450,000	0.5
		Other	30,566,595	1.0
			60,069,395	2.0
Principal		Issuer	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT			$4,733,203	0.1%
TELECOMMUNICATION SERVICES			8,880,375	0.3
UTILITIES			4,352,254	0.0
	TOTAL BANK LOAN OBLIGATIONS (Cost $389,946,497)		376,209,224	11.8
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Gates Global LLC
$18,600,000	g	6.000%, 07/15/22	14,973,000	0.5
		Other	33,989,838	1.1
			48,962,838	1.6
BANKS			63,449,293	2.0
CAPITAL GOODS			30,930,344	1.0
COMMERCIAL & PROFESSIONAL SERVICES
		SPL Logistics Escrow LLC
19,200,000	g	8.875%, 08/01/20	20,160,000	0.6
		United Rentals North America, Inc
16,425,000		5.500%, 07/15/25	15,357,375	0.5
		XPO Logistics, Inc
16,000,000	g	6.500%, 06/15/22	13,530,000	0.4
		Other	62,822,841	2.0
			111,870,216	3.5
CONSUMER DURABLES & APPAREL			59,698,956	1.9
CONSUMER SERVICES
		1011778 BC / New Red Fin
13,250,000	g	6.000%, 04/01/22	13,448,750	0.4
		Wynn Las Vegas LLC
18,000,000	g	5.500%, 03/01/25	15,435,000	0.5
		Other	64,290,334	1.9
			93,174,084	2.8
DIVERSIFIED FINANCIALS
		NewStar Financial, Inc
16,500,000	g	7.250%, 05/01/20	16,417,500	0.5
		Other	116,906,893	3.6
			133,324,393	4.1
ENERGY
		Calumet Specialty Products Partners LP
35,795,000		6.500%–7.750%, 04/15/21–04/15/23	32,746,110	1.0
		WPX Energy, Inc
32,900,000		6.000%–8.250%, 08/01/20–08/01/23	29,451,375	0.9
		Other	347,129,210	10.9
			409,326,695	12.8
FOOD & STAPLES RETAILING
		Rite Aid Corp
14,500,000	g	6.125%, 04/01/23	14,391,250	0.4
		Other	13,316,400	0.4
			27,707,650	0.8

30	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

High-Yield Fund  ■  September 30, 2015

Principal		Issuer	Value	% of net assets
FOOD, BEVERAGE & TOBACCO
		Post Holdings, Inc
$13,335,000		7.375%, 02/15/22	$13,568,362	0.4%
		Other	12,955,109	0.4
			26,523,471	0.8
HEALTH CARE EQUIPMENT & SERVICES
		CHS/Community Health Systems
17,275,000		6.875%, 02/01/22	17,641,403	0.5
		HCA, Inc
13,600,000		7.500%, 02/15/22	15,368,000	0.5
		Tenet Healthcare Corp
13,800,000		5.000%, 03/01/19	13,351,500	0.4
		Other	125,279,270	3.9
			171,640,173	5.3
HOUSEHOLD & PERSONAL PRODUCTS			10,868,295	0.3
INSURANCE			11,010,938	0.4
MATERIALS
		Berry Plastics Escrow LLC
14,175,000	g,h	6.000%, 10/15/22	14,210,437	0.4
		Blue Cube Spinco, Inc
20,000,000	g,h	9.750%, 10/15/23	20,800,000	0.7
		Cemex SAB de C.V.
15,675,000	g	6.125%, 05/05/25	14,264,250	0.5
		Owens-Brockway Glass Container, Inc
25,500,000	g	5.875%, 08/15/23	25,707,188	0.8
		Other	143,185,347	4.4
			218,167,222	6.8
MEDIA
		Numericable Group S.A.
17,000,000	g	6.000%, 05/15/22	16,383,750	0.5
		Univision Communications, Inc
27,800,000	g	5.125%, 02/15/25	26,062,500	0.8
		UPCB Finance IV Ltd
17,500,000	g	5.375%, 01/15/25	16,450,000	0.5
		Virgin Media Secured Finance plc
14,550,000	g	5.250%, 01/15/26	13,386,000	0.4
		Other	188,960,833	5.9
			261,243,083	8.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Valeant Pharmaceuticals International, Inc
13,950,000	g	6.375%, 10/15/20	13,871,531	0.4
		Other	65,852,288	2.1
			79,723,819	2.5
REAL ESTATE			20,728,938	0.7
RETAILING
		Argos Merger Sub, Inc
16,300,000	g	7.125%, 03/15/23	16,483,375	0.5
		Men’s Wearhouse, Inc
14,570,000		7.000%, 07/01/22	15,008,994	0.5
		Other	37,496,881	1.2
			68,989,250	2.2
Principal		Issuer	Value	% of net assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			$8,625,000	0.3%
SOFTWARE & SERVICES			85,303,392	2.7
TECHNOLOGY HARDWARE & EQUIPMENT
		International Game Technology
$35,530,000		5.625%–7.500%, 06/15/19–02/15/25	33,637,750	1.1
		Scientific Games International, Inc
14,500,000	g	7.000%, 01/01/22	14,318,750	0.4
16,000,000		10.000%, 12/01/22	13,920,000	0.4
		Other	29,858,375	1.0
			91,734,875	2.9
TELECOMMUNICATION SERVICES
		CommScope Technologies Finance LLC
23,700,000	g	6.000%, 06/15/25	22,737,306	0.7
		Intelsat Luxembourg S.A.
19,300,000		6.750%, 06/01/18	16,332,625	0.5
		T-Mobile USA, Inc
38,775,000		6.125%–6.836%, 04/28/20–03/01/25	38,361,719	1.2
		Other	179,952,450	5.6
			257,384,100	8.0
TRANSPORTATION
		Bombardier, Inc
52,025,000		5.500%–7.750%, 03/15/18–03/15/25	42,198,625	1.3
		Other	42,203,370	1.5
			84,401,995	2.8
UTILITIES
		AmeriGas Finance LLC
14,000,000		7.000%, 05/20/22	14,350,000	0.5
		Ferrellgas Partners LP
13,873,000		8.625%, 06/15/20	13,873,000	0.4
		Other	112,784,860	3.6
			141,007,860	4.5
	TOTAL CORPORATE BONDS (Cost $2,745,748,293)		2,515,796,880	78.8
	TOTAL BONDS (Cost $2,745,748,293)		2,515,796,880	78.8
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
20,000,000		0.120%, 10/09/15	19,999,860	0.6
15,600,000		0.080%, 10/14/15	15,599,828	0.5
20,000,000		0.060%, 10/26/15	19,999,580	0.6
40,000,000		0.125%, 10/30/15	39,999,040	1.3
18,000,000	q	0.120%, 11/16/15	17,998,488	0.6
20,000,000		0.110%, 11/18/15	19,998,240	0.6
45,000,000		0.050%–0.075%, 11/20/15	44,995,860	1.4
20,000,000		0.110%, 11/24/15	19,998,020	0.6
		Federal Home Loan Mortgage Corp (FHLMC)
50,000,000		0.095%, 10/27/15	49,998,900	1.6
		Federal National Mortgage Association (FNMA)
15,000,000		0.100%, 10/05/15	14,999,955	0.5
			263,587,771	8.3

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	31

Summary portfolio of investments (unaudited)	concluded

High-Yield Fund  ■  September 30, 2015

Principal		Issuer	Value	% of net assets
TREASURY DEBT
		United States Treasury Bill
$68,000,000	q	0.230%, 03/03/16	$67,990,888	2.0%
			67,990,888	2.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $331,510,667)		331,578,659	10.3
	TOTAL PORTFOLIO
	(Cost $3,467,205,457)		3,223,584,763	100.9
	OTHER ASSETS & LIABILITIES, NET		(30,063,498)	(0.9)
	NET ASSETS		$3,193,521,265	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities, including those in “Other,” was $1,112,543,689 or 34.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
q	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on unfunded loan commitments.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

32	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments (unaudited)

Inflation-Linked Bond Fund  ■  September 30, 2015

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
		Private Export Funding Corp (PEFCO)
$3,500,000		2.300%, 09/15/20	$3,564,974	0.2%
3,000,000		3.250%, 06/15/25	3,116,436	0.2
3,000,000		Ukraine Government AID Bonds	3,041,154	0.1
			9,722,564	0.5

MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
7,000,000		3.700%, 10/15/33	7,561,373	0.4
			7,561,373	0.4

U.S. TREASURY SECURITIES
		United States Treasury Bond
10,000,000		3.000%, 05/15/45	10,241,150	0.5
8,000,000		2.875%, 08/15/45	8,000,832	0.4
		United States Treasury Inflation Indexed Bonds
28,767,097	k	2.500%, 07/15/16	29,243,538	1.5
39,441,377	k	2.375%, 01/15/17	40,496,749	2.0
100,595,839	k	0.125%, 04/15/17	100,231,683	5.0
31,617,612	k	2.625%, 07/15/17	33,120,271	1.7
31,404,914	k	1.625%, 01/15/18	32,514,733	1.6
94,363,188	k	0.125%, 04/15/18	94,269,768	4.7
32,455,671	k	1.375%, 07/15/18	33,753,898	1.7
31,565,253	k	2.125%, 01/15/19	33,629,747	1.7
69,258,000	k	0.125%, 04/15/19	69,041,569	3.5
35,667,563	k	1.875%, 07/15/19	38,100,661	1.9
42,212,361	k	1.375%, 01/15/20	44,304,828	2.2
110,062,800	k	0.125%, 04/15/20	109,386,354	5.5
65,213,216	k	1.250%, 07/15/20	68,478,963	3.4
72,092,389	k	1.125%, 01/15/21	74,945,084	3.8
70,872,956	k	0.625%, 07/15/21	71,885,305	3.6
74,877,183	k	0.125%, 01/15/22	73,001,360	3.7
103,779,000	k	0.125%, 07/15/22	101,250,736	5.1
68,239,380	k	0.125%, 01/15/23	65,822,546	3.3
56,403,050	k	0.375%, 07/15/23	55,457,114	2.8
63,158,518	k	0.625%, 01/15/24	62,887,946	3.2
55,279,950	k	0.125%, 07/15/24	52,777,979	2.7
37,281,200	k	0.250%, 01/15/25	35,756,474	1.8
58,055,291	k	2.375%, 01/15/25	66,845,210	3.4
8,050,960	k	0.375%, 07/15/25	7,848,116	0.4
71,010,116	k	2.000%, 01/15/26	79,723,625	4.0
33,145,227	k	2.375%, 01/15/27	38,817,900	2.0
35,344,199	k	1.750%, 01/15/28	39,094,925	2.0
34,031,855	k	3.625%, 04/15/28	45,127,669	2.3
35,781,438	k	2.500%, 01/15/29	42,943,773	2.2
36,275,579	k	3.875%, 04/15/29	50,029,139	2.5
11,064,137	k	3.375%, 04/15/32	15,169,397	0.8
16,013,632	k	2.125%, 02/15/40	18,886,911	0.9
26,990,829	k	2.125%, 02/15/41	32,016,467	1.6
36,649,099	k	0.750%, 02/15/42	32,094,202	1.6
36,331,050	k	0.625%, 02/15/43	30,621,226	1.5
44,032,000	k	1.375%, 02/15/44	44,707,979	2.2
26,350,220	k	0.750%, 02/15/45	22,867,749	1.1
		United States Treasury Note
7,500,000		2.125%, 05/15/25	7,547,753	0.4
			1,912,941,329	96.2
	TOTAL GOVERNMENT BONDS
	(Cost $1,924,316,131)		1,930,225,266	97.1
Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$5,000,000	0.060%, 10/09/15	$4,999,965	0.2%
13,000,000	0.110%, 10/23/15	12,999,766	0.7
6,000,000	0.110%, 11/04/15	5,999,628	0.3
5,000,000	0.050%, 11/20/15	4,999,540	0.2
7,000,000	0.110%, 11/24/15	6,999,307	0.4
	Federal National Mortgage Association (FNMA)
20,000,000	0.100%, 10/05/15	19,999,940	1.0
		55,998,146	2.8
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $55,996,711)	55,998,146	2.8
	TOTAL PORTFOLIO
	(Cost $1,980,312,842)	1,986,223,412	99.9
	OTHER ASSETS & LIABILITIES, NET	2,265,802	0.1
	NET ASSETS	$1,988,489,214	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	33

Summary portfolio of investments (unaudited)

Short-Term Bond Fund  ■  September 30, 2015

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$1,745,442	0.1%
COMMERCIAL & PROFESSIONAL SERVICES			994,130	0.1
CONSUMER DURABLES & APPAREL			2,611,056	0.2
CONSUMER SERVICES			7,548,433	0.5
DIVERSIFIED FINANCIALS			1,992,500	0.1
HEALTH CARE EQUIPMENT & SERVICES			8,947,211	0.6
MEDIA			9,329,708	0.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			344,290	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,580,406	0.2
SOFTWARE & SERVICES			2,960,597	0.2
TECHNOLOGY HARDWARE & EQUIPMENT			7,751,380	0.5
TELECOMMUNICATION SERVICES			2,964,768	0.2
UTILITIES			980,323	0.2
	TOTAL BANK LOAN OBLIGATIONS
	(Cost $50,939,895)		50,750,244	3.5

BONDS
CORPORATE BONDS
BANKS
		Bank of America Corp
$9,350,000		2.000%, 01/11/18	9,385,128	0.6
		Bank of America NA
10,000,000		1.650%, 03/26/18	9,995,520	0.7
		Bank of Nova Scotia
15,000,000		2.125%, 09/11/19	15,190,035	1.0
		Royal Bank of Canada
15,000,000		1.875%, 02/05/20	15,024,525	1.0
		Skandinaviska Enskilda Banken AB
11,000,000	g	1.375%, 05/29/18	10,983,643	0.8
		SpareBank Boligkreditt AS.
8,000,000	g	1.250%, 05/02/18	7,971,136	0.6
		Toronto-Dominion Bank
9,000,000	g	1.950%, 04/02/20	9,006,633	0.6
		Other	110,629,924	7.6
			188,186,544	12.9
CAPITAL GOODS
		John Deere Capital Corp
12,450,000		1.050%, 12/15/16	12,474,614	0.8
		Other	21,131,266	1.5
			33,605,880	2.3
Principal		Issuer	Value	% of net assets
COMMERCIAL & PROFESSIONAL SERVICES
		Daimler Finance North America LLC
$8,000,000	g	2.000%, 08/03/18	$7,883,984	0.6%
		Other	5,369,620	0.4
			13,253,604	1.0
CONSUMER SERVICES			3,511,566	0.3
DIVERSIFIED FINANCIALS
		Caisse Centrale Desjardins du Quebec
8,000,000	g	1.600%, 03/06/17	8,074,960	0.5
		Goldman Sachs Group, Inc
10,000,000		3.625%, 02/07/16	10,095,760	0.7
		Nederlandse Waterschapsbank NV
8,300,000	g	1.875%, 03/13/19	8,446,437	0.6
		Wells Fargo & Co
11,000,000		1.250%, 07/20/16	11,047,344	0.8
		Other	61,321,044	4.2
			98,985,545	6.8
ENERGY			31,335,725	2.2
FOOD & STAPLES RETAILING			6,481,516	0.4
FOOD, BEVERAGE & TOBACCO			11,160,015	0.8
HEALTH CARE EQUIPMENT & SERVICES			18,899,688	1.3
HOUSEHOLD & PERSONAL PRODUCTS			1,392,379	0.1
INSURANCE			10,677,788	0.7
MATERIALS			13,307,716	0.9
MEDIA			2,635,896	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			23,233,900	1.6
REAL ESTATE			1,305,662	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,001,328	0.0
SOFTWARE & SERVICES			1,811,866	0.1
TECHNOLOGY HARDWARE & EQUIPMENT			25,162,976	1.8
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
14,090,000		0.700%–2.625%, 11/02/15–02/21/20	14,120,313	1.0
		Other	8,531,256	0.6
			22,651,569	1.6
TRANSPORTATION			5,162,818	0.3
UTILITIES			42,060,752	2.8
	TOTAL CORPORATE BONDS
		(Cost $556,318,756)	555,824,733	38.2

34	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Short-Term Bond Fund  ■  September 30, 2015

Principal		Issuer	Value	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Bank (FHLB)
$12,000,000		0.375%, 02/19/16	$12,002,700	0.8%
14,000,000		0.875%, 05/24/17	14,062,650	1.0
		Hospital for Special Surgery
7,725,004	g	3.500%, 01/01/23	7,938,515	0.6
		Other	22,245,379	1.5
			56,249,244	3.9
FOREIGN GOVERNMENT BONDS
		International Finance Facility for Immunisation
20,000,000	g,i	0.515%, 07/05/16	20,001,500	1.3
		Other	47,739,387	3.2
			67,740,887	4.5
MORTGAGE BACKED			16,000,670	1.1
MUNICIPAL BONDS			5,535,130	0.4
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
10,507,300	k	0.125%, 04/15/17	10,469,264	0.7
17,324,700	k	0.125%, 04/15/20	17,218,222	1.2
		United States Treasury Note
35,790,000	d	0.500%, 06/15/16	35,851,523	2.5
26,315,000	d	0.625%, 08/15/16	26,375,314	1.8
15,000,000		0.625%, 12/31/16	15,029,685	1.0
31,455,000		0.625%, 02/15/17	31,516,023	2.2
15,000,000		0.625%, 08/31/17	14,999,610	1.0
7,550,000		1.000%, 12/15/17	7,597,384	0.5
34,568,000		1.000%, 09/15/18	34,649,926	2.4
35,990,000		1.375%, 09/30/20	35,984,385	2.5
21,877,600		0.375%–2.000%, 05/31/16–08/15/25	21,933,427	1.5
			251,624,763	17.3
	TOTAL GOVERNMENT BONDS
	(Cost $395,950,317)		397,150,694	27.2
STRUCTURED ASSETS
ASSET BACKED
		Connecticut Avenue Securities
		Series 2015-C01 (Class 1M1)
7,465,735	i	1.694%, 02/25/25	7,482,937	0.5
		Flagstar Home Equity Loan Trust
		Series 2006-2A (Class A)
7,798,172	g,i	0.354%, 06/25/19	7,754,237	0.5
		Ford Credit Auto Owner Trust
		Series 2014-2 (Class B)
9,250,000	g	2.510%, 04/15/26	9,429,219	0.7
		Other	114,050,918	7.8
			138,717,311	9.5
Principal		Issuer	Value	% of net assets
OTHER MORTGAGE BACKED
		Banc of America Commercial Mortgage Trust
		Series 2006-6 (Class AM)
$10,000,000		5.390%, 10/10/45	$10,357,100	0.7%
		Series 2007-1 (Class AM)
8,750,000	g	5.416%, 01/15/49	9,056,022	0.6
		Bear Stearns Commercial Mortgage Securities Trust
		Series 2003-PWR2 (Class H)
13,335,000	g,i	5.300%, 05/11/39	14,461,527	1.0
		Citigroup Commercial Mortgage Trust
		Series 2006-C4 (Class AJ)
7,896,000	i	5.975%, 03/15/49	8,022,668	0.5
		Series 2007-C6 (Class AMFX)
10,000,000	g,i	5.900%, 12/10/49	10,454,250	0.7
		COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AM)
8,670,000	i	5.771%, 05/15/46	9,209,153	0.6
		Credit Suisse Commercial Mortgage Trust
		Series 2007-C4 (Class A1AJ)
10,000,000	i	5.903%, 09/15/39	10,239,540	0.7
		Series 2007-C2 (Class AMFL)
8,286,585	i	0.437%, 01/15/49	8,002,977	0.5
		Series 2007-C2 (Class AJ)
10,000,000	i	5.625%, 01/15/49	10,302,760	0.7
		JP Morgan Chase Commercial Mortgage Securities Trust
		Series 2006-LDP6 (Class AJ)
8,000,000	i	5.565%, 04/15/43	8,069,216	0.6
19,376,366		4.845%–6.192%, 02/16/25–02/15/51	19,995,362	1.4
		LB-UBS Commercial Mortgage Trust
		Series 2004-C7 (Class K)
10,691,000	g,i	5.151%, 10/15/36	11,163,243	0.8
		Series 2007-C1 (Class AJ)
11,190,000		5.484%, 02/15/40	11,505,401	0.8
		Morgan Stanley Capital I Trust
		Series 2007-IQ15 (Class AM)
10,950,000	i	5.907%, 06/11/49	11,615,015	0.8
		Structured Agency Credit Risk Debt Note (STACR)
		Series 2015-DN1 (Class M2)
13,000,000	i	2.594%, 01/25/25	13,157,495	0.9
		Series 2015-HQ1 (Class M2)
10,000,000	i	2.394%, 03/25/25	9,999,990	0.7
		Series 2015-HQ2 (Class M1)
9,752,615	i	1.294%, 05/25/25	9,715,819	0.7
		Wachovia Bank Commercial Mortgage Trust
		Series 2007-C30 (Class AM)
8,735,000		5.383%, 12/15/43	9,079,011	0.6
		Series 2007-C32 (Class AMFX)
8,000,000	g	5.703%, 06/15/49	8,429,968	0.6
		Other	85,465,344	5.9
			288,301,861	19.8
	TOTAL STRUCTURED ASSETS
	(Cost $427,853,926)		427,019,172	29.3
	TOTAL BONDS
	(Cost $1,380,122,999)		1,379,994,599	94.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	35

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Fund  ■  September 30, 2015

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$15,500,000		0.110%, 11/18/15	$15,498,636	1.1%
		Federal National Mortgage Association (FNMA)
7,800,000	d	0.100%, 10/05/15	7,799,977	0.5
		Other	4,999,540	0.4
			28,298,153	2.0
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $28,297,293)		28,298,153	2.0
	TOTAL PORTFOLIO
	(Cost $1,459,360,187)		1,459,042,996	100.2
	OTHER ASSETS & LIABILITIES, NET		(2,430,211)	(0.2)
	NET ASSETS		$1,456,612,785	100.0%

d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities, including those in “Other,” was $294,942,617 or 20.2% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

36	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Short-Term Bond Index Fund  ■  September 30, 2015

			% of net
Principal	Issuer	Value	assets
BONDS
CORPORATE BONDS
BANKS
	Australia & New Zealand Banking Group Ltd
$250,000	1.250%, 01/10/17	$250,961	0.3%
	Bank of America Corp
900,000	1.700%, 08/25/17	902,365	0.9
250,000	2.000%, 01/11/18	250,939	0.3
	Capital One NA
250,000	2.350%, 08/17/18	250,714	0.2
	Citigroup, Inc
600,000	1.350%, 03/10/17	598,892	0.6
	Deutsche Bank AG
250,000	1.875%, 02/13/18	249,168	0.2
	JPMorgan Chase & Co
600,000	1.800%, 01/25/18	600,548	0.6
	PNC Bank NA
300,000	1.500%, 02/23/18	299,377	0.3
	Royal Bank of Canada
250,000	1.250%, 06/16/17	250,279	0.2
	Toronto-Dominion Bank
250,000	1.125%, 05/02/17	250,362	0.2
	Westpac Banking Corp
250,000	1.550%, 05/25/18	249,556	0.2
	Other	2,061,841	2.0
		6,215,002	6.0
CAPITAL GOODS
	Caterpillar Financial Services Corp
250,000	1.250%, 08/18/17	250,102	0.3
	Other	656,418	0.6
		906,520	0.9
COMMERCIAL & PROFESSIONAL SERVICES		200,643	0.2
CONSUMER SERVICES		309,244	0.3
DIVERSIFIED FINANCIALS
	American Express Credit Corp
300,000	1.550%, 09/22/17	300,583	0.3
	Credit Suisse
300,000	1.750%, 01/29/18	300,027	0.3
	Ford Motor Credit Co LLC
250,000	1.684%, 09/08/17	248,371	0.2
	General Electric Capital Corp
300,000	1.600%, 11/20/17	303,922	0.3
	Goldman Sachs Group, Inc
700,000	2.375%, 01/22/18	709,186	0.7
	Morgan Stanley
500,000	4.750%, 03/22/17	524,348	0.5
	UBS AG.
250,000	1.375%, 06/01/17	249,521	0.2
	Wells Fargo & Co
500,000	1.150%, 06/02/17	500,228	0.5
	Other	2,036,125	2.0
		5,172,311	5.0
			% of net
Principal	Issuer	Value	assets
ENERGY
	Pemex Project Funding Master Trust
$500,000	5.750%, 03/01/18	$528,850	0.5%
	Other	1,418,277	1.4
		1,947,127	1.9
FOOD & STAPLES RETAILING		201,348	0.2
FOOD, BEVERAGE & TOBACCO
	Philip Morris International, Inc
200,000	5.650%, 05/16/18	220,903	0.2
	Other	1,016,664	1.0
		1,237,567	1.2
HEALTH CARE EQUIPMENT & SERVICES		503,847	0.5
HOUSEHOLD & PERSONAL PRODUCTS		49,754	0.0
INSURANCE
	Berkshire Hathaway Finance Corp
250,000	1.600%, 05/15/17	252,508	0.3
	Other	562,715	0.5
		815,223	0.8
MATERIALS
	Kimberly-Clark Corp
200,000	6.125%, 08/01/17	218,031	0.2
	Other	397,814	0.4
		615,845	0.6
MEDIA
	Comcast Corp
200,000	6.300%, 11/15/17	220,382	0.2
	Other	211,669	0.2
		432,051	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
	GlaxoSmithKline Capital, Inc
200,000	5.650%, 05/15/18	221,712	0.2
	Other	1,068,588	1.0
		1,290,300	1.2
REAL ESTATE		417,567	0.4
RETAILING		420,473	0.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
	Intel Corp
250,000	1.350%, 12/15/17	249,553	0.2
		249,553	0.2
SOFTWARE & SERVICES
	Oracle Corp
200,000	5.750%, 04/15/18	220,866	0.2
	Other	570,654	0.5
		791,520	0.7
TECHNOLOGY HARDWARE & EQUIPMENT		1,068,221	1.0

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	37

Summary portfolio of investments (unaudited)	concluded

Short-Term Bond Index Fund  ■  September 30, 2015

				% of net
Principal		Issuer	Value	assets
TELECOMMUNICATION SERVICES
		AT&T, Inc
$300,000		1.400%, 12/01/17	$298,442	0.3%
		Other	500,752	0.5
			799,194	0.8
TRANSPORTATION			210,190	0.2
UTILITIES
		MidAmerican Energy Holdings Co
200,000		5.750%, 04/01/18	219,296	0.2
		Other	803,421	0.8
			1,022,717	1.0
	TOTAL CORPORATE BONDS (Cost $24,884,132)		24,876,217	23.9
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Banks (FHLB)
1,730,000		0.875%, 03/10/17	1,734,725	1.7
1,000,000		2.250%, 09/08/17	1,029,799	1.0
500,000		1.125%, 04/25/18	503,402	0.5
		Federal Home Loan Mortgage Corp (FHLMC)
2,800,000		1.000%, 03/08/17	2,818,029	2.7
		Federal National Mortgage Association (FNMA)
800,000	j	0.00%, 06/01/17	790,378	0.8
2,000,000		0.875%, 08/28/17	2,002,822	1.9
		Other	105,625	0.2
			8,984,780	8.8
FOREIGN GOVERNMENT BONDS
		African Development Bank
500,000		0.875%, 05/15/17	501,246	0.5
		Asian Development Bank
400,000		0.750%, 07/28/17	400,006	0.4
		Canada Government International Bond
250,000		1.125%, 03/19/18	251,162	0.2
		European Investment Bank
1,350,000		1.125%, 09/15/17	1,357,428	1.3
		Inter-American Development Bank
500,000		1.125%, 03/15/17	503,639	0.5
		International Bank for Reconstruction & Development
650,000		1.000%, 11/15/17	652,879	0.6
		International Finance Corp
500,000		1.000%, 04/24/17	501,847	0.5
		KFW
1,450,000		0.875%, 09/05/17	1,451,479	1.4
		Province of Ontario Canada
300,000		1.100%, 10/25/17	300,365	0.3
		Other	1,351,038	1.3
			7,271,089	7.0
			% of net
Principal	Issuer	Value	assets
U.S. TREASURY SECURITIES
	United States Treasury Note
$4,550,000	0.625%, 07/15/16	$4,560,784	4.4%
37,000,000	0.875%, 05/15/17	37,185,962	35.8
7,200,000	0.625%, 07/31/17	7,203,096	6.9
2,150,000	0.875%, 07/15/18	2,150,168	2.1
11,250,000	1.000%, 09/15/18	11,276,661	10.7
		62,376,671	59.9
	TOTAL GOVERNMENT BONDS (Cost $78,629,659)	78,632,540	75.7
	TOTAL BONDS (Cost $103,513,791)	103,508,757	99.6
	TOTAL PORTFOLIO (Cost $103,513,791)	103,508,757	99.6
	OTHER ASSETS & LIABILITIES, NET	378,078	0.4
	NET ASSETS	$103,886,835	100.0%

j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 9/30/15, the aggregate value of securities exempted from registration under Rule 144 (A) of the Securities Act of 1933 amounted to $500,891 or 0.5%. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

38	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice Bond Fund  ■  September 30, 2015

				% of net
Principal		Issuer	Value	assets
BANK LOAN OBLIGATIONS
ENERGY			$971,301	0.1%
MEDIA			1,313,705	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			983,687	0.2
UTILITIES			2,801,862	0.4
	TOTAL BANK LOAN OBLIGATIONS (Cost $6,138,271)		6,070,555	1.0
BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Harley-Davidson, Inc
$3,000,000		4.625%, 07/28/45	3,002,298	0.5
			3,002,298	0.5
BANKS
		Bank of America Corp
3,200,000		1.350%, 11/21/16	3,203,414	0.6
3,000,000		1.950%, 05/12/18	3,009,864	0.5
		Discover Bank
3,000,000		2.600%, 11/13/18	3,012,810	0.5
		KeyCorp
4,000,000		2.900%, 09/15/20	4,032,780	0.7
		Toronto-Dominion Bank
3,000,000	g	1.950%, 04/02/20	3,002,211	0.5
		Other	19,161,309	3.3
			35,422,388	6.1
CAPITAL GOODS			12,930,785	2.2
COMMERCIAL & PROFESSIONAL SERVICES			5,443,371	0.9
CONSUMER SERVICES
		Henry J Kaiser Family Foundation
3,000,000		3.356%, 12/01/25	3,084,549	0.5
		Other	6,757,584	1.2
			9,842,133	1.7
DIVERSIFIED FINANCIALS
		Morgan Stanley
3,000,000		2.200%, 12/07/18	3,028,104	0.5
		Unilever Capital Corp
3,325,000		2.100%, 07/30/20	3,339,084	0.6
		Other	7,772,815	1.3
			14,140,003	2.4
ENERGY			13,626,013	2.4
FOOD & STAPLES RETAILING			2,199,321	0.4
FOOD, BEVERAGE & TOBACCO			2,963,933	0.5
HEALTH CARE EQUIPMENT & SERVICES			4,468,228	0.8
INSURANCE			7,507,097	1.3
MATERIALS			10,358,122	1.8
				% of net
Principal		Issuer	Value	assets
MEDIA
		CCO Safari II LLC
$3,000,000	g	3.579%, 07/23/20	$2,978,115	0.5%
3,000,000	g	4.908%, 07/23/25	2,986,824	0.5
		Other	1,769,959	0.3
			7,734,898	1.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Biogen, Inc
3,000,000		3.625%, 09/15/22	3,024,006	0.5
		Other	4,199,384	0.7
			7,223,390	1.2
REAL ESTATE
		Regency Centers LP
3,000,000		3.750%, 06/15/24	3,005,532	0.5
		Other	12,747,602	2.2
			15,753,134	2.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
		Intel Corp
3,000,000		2.450%, 07/29/20	3,040,005	0.5
			3,040,005	0.5
TECHNOLOGY HARDWARE & EQUIPMENT
		Hewlett Packard Enterprise Co
3,000,000	g	2.850%, 10/05/18	2,996,160	0.5
		Other	1,201,675	0.2
			4,197,835	0.7
TELECOMMUNICATION SERVICES			2,522,395	0.4
TRANSPORTATION
		Kansas City Southern Railway Co
3,000,000		4.950%, 08/15/45	3,026,166	0.5
		Union Pacific Railroad Co
3,000,000		2.695%, 05/12/27	2,973,534	0.5
		Other	16,644,193	2.9
			22,643,893	3.9
UTILITIES
		Continental Wind LLC
2,801,579	g	6.000%, 02/28/33	3,151,617	0.5
		NorthWestern Corp
3,000,000		4.176%, 11/15/44	2,993,184	0.5
		San Diego Gas & Electric Co
4,000,000	i	0.533%, 03/09/17	3,991,072	0.7
		Solar Star Funding LLC
3,000,000	g	3.950%, 06/30/35	3,027,330	0.5
3,000,000	g	5.375%, 06/30/35	3,412,104	0.6
		Other	27,441,558	4.8
			44,016,865	7.6
	TOTAL CORPORATE BONDS (Cost $231,151,048)		229,036,107	39.3

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	39

Summary portfolio of investments (unaudited)	continued

Social Choice Bond Fund  ■  September 30, 2015

				% of net
Principal		Issuer	Value	assets
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal National Mortgage Association (FNMA)
$3,000,000		1.625%, 01/21/20	$3,031,221	0.5%
		Genesis Solar 2011 Pass Through Trust
2,863,533	g	3.875%, 02/15/38	3,068,705	0.5
		NCUA Guaranteed Notes
5,300,000		3.000%, 06/12/19	5,634,324	1.0
		New York Society for the Relief of the Ruptured & Crippled
2,975,000		2.881%, 12/20/31	2,969,812	0.5
		Overseas Private Investment Corp (OPIC)
3,000,000		3.220%, 09/15/29	3,080,991	0.5
8,178,566		0.000%–3.938%, 11/15/19–07/31/33	8,352,792	1.4
		Private Export Funding Corp (PEFCO)
3,000,000		2.450%, 07/15/24	2,943,774	0.5
6,220,000		2.125%–4.950%, 11/15/15–06/15/25	6,391,406	1.1
		United States Department of Housing and Urban Development (HUD)
3,871,000		0.930%, 08/01/17	3,875,769	0.7
3,176,000		1.540%, 08/01/17	3,220,454	0.6
3,000,000		2.350%, 08/01/21	3,056,286	0.5
8,225,000		0.830%–5.380%, 08/01/16–08/01/27	8,647,872	1.5
		Other	19,671,712	3.4
			73,945,118	12.7
FOREIGN GOVERNMENT BONDS
		Canada Government International Bond
3,000,000		1.125%, 03/19/18	3,013,947	0.5
		Export Development Canada
3,000,000		0.875%, 01/30/17	3,009,090	0.5
		Hydro Quebec
3,850,000		2.000%, 06/30/16	3,892,939	0.7
		Inter-American Development Bank
5,000,000		1.185%, 07/09/18	5,026,095	0.9
		International Finance Corp
5,000,000		0.500%, 05/16/16	5,000,980	0.9
		KFW
3,000,000		1.000%, 01/26/18	3,005,742	0.5
3,000,000		1.500%, 04/20/20	3,000,081	0.5
		North American Development Bank
3,000,000		2.400%, 10/26/22	2,972,022	0.5
		Other	18,275,949	3.1
			47,196,845	8.1
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,046,659		4.000%, 08/01/44	3,295,215	0.6
4,485,000		3.500%, 10/01/45	4,697,045	0.8
		Federal National Mortgage Association (FNMA)
4,363,341		3.000%, 02/01/43	4,438,532	0.7
4,364,977		3.500%, 07/01/45	4,563,891	0.8
30,542,506		0.544%–6.000%, 11/01/25–03/01/45	31,557,963	5.4
		Government National Mortgage Association (GNMA)
9,536,779		2.690%–5.000%, 06/15/33–06/20/45	8,611,844	1.5
		Other	4,170,168	0.7
			61,334,658	10.5
				% of net
Principal		Issuer	Value	assets
MUNICIPAL BONDS
		City of Austin TX Water & Wastewater System Revenue
$3,000,000		2.133%, 11/15/19	$3,027,690	0.5%
		City of Chicago IL
3,000,000		7.750%, 01/01/42	3,003,870	0.5
		Ohio State Water Development Authority
3,000,000	i	0.381%, 05/01/38	3,000,060	0.5
		Other	44,819,498	7.7
			53,851,118	9.2
U.S. TREASURY SECURITIES
		United States Treasury Bond
9,020,000		3.000%, 05/15/45	9,237,517	1.6
		United States Treasury Note
5,675,000		1.375%, 09/30/20	5,674,115	1.0
		Other	3,517,859	0.6
			18,429,491	3.2
	TOTAL GOVERNMENT BONDS (Cost $252,455,209)		254,757,230	43.7
STRUCTURED ASSETS
ASSET BACKED			19,631,495	3.3
OTHER MORTGAGE BACKED
		Banc of America Commercial Mortgage Trust
6,427,000		5.480%–5.983%, 05/10/45–02/10/51	6,505,813	1.1
		Morgan Stanley Capital I Trust
7,500,000		5.861%–6.319%, 04/12/49–12/12/49	7,511,086	1.3
		OBP Depositor LLC Trust
		Series 2010-OBP (Class A)
3,000,000	g	4.646%, 07/15/45	3,322,164	0.6
		Wachovia Bank Commercial Mortgage Trust
16,035,000		0.407%–6.219%, 12/15/43–02/15/51	14,128,872	2.4
		Other	29,613,615	5.1
			61,081,550	10.5
	TOTAL STRUCTURED ASSETS (Cost $80,535,164)		80,713,045	13.8
	TOTAL BONDS (Cost $564,141,421)		564,506,382	96.8

Shares		Company
PREFERRED STOCKS
BANKS			273,235	0.1
	TOTAL PREFERRED STOCKS (Cost $255,625)		273,235	0.1

40	2015 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Bond Fund  ■  September 30, 2015

			% of net
Principal	Issuer	Value	assets
SHORT-TERM INVESTMENTS
TREASURY DEBT
	United States Treasury Bill
$6,800,000	0.130%, 11/12/15	$6,800,081	1.2%
		6,800,081	1.2
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,798,969)	6,800,081	1.2
	TOTAL PORTFOLIO (Cost $577,334,286)	577,650,253	99.1
	OTHER ASSETS & LIABILITIES, NET	5,333,404	0.9
	NET ASSETS	$582,983,657	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities, including those in “Other,” was $86,208,157 or 14.8% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	41

Summary portfolio of investments (unaudited)

Tax-Exempt Bond Fund  ■  September 30, 2015

			% of net
Principal	Issuer	Value	assets
LONG-TERM MUNICIPAL BONDS
ALASKA
	Alaska Railroad Corp
$2,575,000	5.000%, 08/01/18	$2,827,582	0.8%
		2,827,582	0.8
ARIZONA		2,323,980	0.7
CALIFORNIA
	California Statewide Communities Development Authority
4,000,000	5.000%, 04/01/42	4,389,360	1.3
	Chino Basin Regional Financing Authority
5,000,000	5.000%, 11/01/38	5,352,500	1.6
	Los Angeles Department of Water & Power
3,480,000	5.000%, 07/01/44	3,928,607	1.1
	State of California
5,000,000	5.000%, 08/01/24	6,152,950	1.8
	State of California, GO
5,000,000	5.000%, 08/01/18	5,584,800	1.6
2,000,000	5.000%, 02/01/22	2,394,000	0.7
2,000,000	5.000%, 04/01/22	2,399,780	0.7
2,830,000	5.000%, 11/01/32	3,064,607	0.9
5,000,000	5.000%, 06/01/37	5,307,900	1.6
3,405,000	5.000%, 11/01/37	3,666,810	1.1
	Other	8,735,434	2.6
		50,976,748	15.0
COLORADO
	Colorado Health Facilities Authority
2,155,000	5.000%, 01/01/32	2,384,055	0.7
		2,384,055	0.7
CONNECTICUT		1,630,874	0.5
FLORIDA
	City of Tallahassee FL
5,000,000	5.000%, 10/01/37	5,347,750	1.6
	Orange County Health Facilities Authority
2,425,000	5.375%, 10/01/41	2,611,507	0.8
	Other	4,150,850	1.1
		12,110,107	3.5
GEORGIA		4,336,300	1.3
ILLINOIS		19,886,214	5.8
INDIANA
	Indiana Bond Bank
2,120,000	5.250%, 04/01/19	2,400,073	0.7
	Other	2,271,856	0.7
		4,671,929	1.4
KANSAS		1,186,910	0.3
LOUISIANA
	Parish of St. John the Baptist LA
7,675,000	5.125%, 06/01/37	7,816,527	2.3
	Other	2,271,820	0.6
		10,088,347	2.9
				% of net
Principal		Issuer	Value	assets
MARYLAND
		County of Montgomery MD, GO
$4,000,000		5.000%, 07/01/21	$4,784,000	1.4%
		State of Maryland
3,000,000		5.000%, 08/01/23	3,687,630	1.1
			8,471,630	2.5
MASSACHUSETTS
		Massachusetts Development Finance Agency
2,255,000		5.000%, 10/01/35	2,503,050	0.7
		Massachusetts School Building Authority
2,325,000		5.000%, 08/15/37	2,487,541	0.7
		Other	3,789,700	1.0
			8,780,291	2.4
MICHIGAN
		Bridgeport-Spaulding Community School District
5,150,000		3.000%, 06/22/16	5,190,685	1.5
		Other	4,536,320	1.3
			9,727,005	2.8
MINNESOTA
		State of Minnesota
5,000,000		5.000%, 08/01/23	6,137,900	1.8
		Other	4,241,694	1.3
			10,379,594	3.1
MISSOURI
		Health & Educational Facilities Authority of the State of Missouri
3,500,000		5.000%, 02/01/35	3,664,675	1.1
			3,664,675	1.1
NEBRASKA
		Omaha Public Power District
4,522,000		5.000%, 02/01/39	4,794,767	1.4
		Other	1,630,383	0.4
			6,425,150	1.8
NEW YORK
		Board of Cooperative Educational Services for the Sole Supervisory District, GO
4,000,000		1.000%, 06/17/16	4,006,160	1.2
		City of Ogdensburg NY, GO
3,379,000		1.250%, 04/29/16	3,391,773	1.0
		Metropolitan Transportation Authority
2,500,000	i	0.600%, 11/15/39	2,481,525	0.7
		New York City Water & Sewer System
5,000,000		5.250%, 06/15/40	5,602,350	1.6
		New York State Dormitory Authority
2,250,000		5.000%, 10/01/17	2,442,150	0.7
5,000,000		5.000%, 03/15/41	5,583,950	1.6
		Salmon River Central School District
2,500,000		2.000%, 07/22/16	2,523,825	0.7
		Scio Central School District, GO
2,895,000		1.250%, 04/08/16	2,904,090	0.9
		Town of Caneadea NY
4,733,000		1.125%, 12/15/15	4,735,840	1.4

42	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Tax-Exempt Bond Fund  ■  September 30, 2015

				% of net
Principal		Issuer	Value	assets
NEW YORK—continued
		Town of East Bloomfield NY, GO
$2,548,981		1.250%, 05/12/16	$2,556,704	0.7%
		Town of Windham NY, GO
2,395,000		1.125%, 06/03/16	2,399,167	0.7
		Utica School District
5,000,000		2.000%, 07/22/16	5,030,200	1.5
		Village of Brocton NY
2,530,000		1.625%, 07/20/16	2,542,726	0.7
		Other	18,033,160	5.4
			64,233,620	18.8
NORTH CAROLINA			4,382,956	1.3
OHIO
		City of Columbus OH
5,655,000		5.000%, 07/01/24	6,998,628	2.0
		City of Marion OH
3,000,000		2.000%, 09/08/16	3,017,160	0.9
		Other	9,713,632	2.8
			19,729,420	5.7
OKLAHOMA			1,476,139	0.4
PENNSYLVANIA
		Pennsylvania State University
2,500,000		5.000%, 03/01/40	2,789,000	0.8
		Other	6,545,393	1.9
			9,334,393	2.7
RHODE ISLAND
		Rhode Island Health & Educational Building Corp
2,000,000		5.000%, 09/01/21	2,382,940	0.7
		Other	4,467,705	1.3
			6,850,645	2.0
SOUTH CAROLINA			1,178,934	0.3
TENNESSEE
		Sullivan County Health Educational & Housing
		Facilities Board
2,855,000		5.250%, 09/01/26	2,953,269	0.9
6,000,000		5.250%, 09/01/36	6,188,820	1.8
		Other	1,263,221	0.4
			10,405,310	3.1
TEXAS
		State of Texas
3,000,000		5.000%, 10/01/23	3,661,440	1.1
3,000,000	i	2.000%, 08/01/29	3,009,210	0.9
		State of Texas, GO
2,000,000		5.000%, 10/01/21	2,389,380	0.7
		Texas Transportation Commission State Highway Fund
5,000,000		5.000%, 10/01/23	6,102,400	1.8
		Other	9,402,879	2.8
			24,565,309	7.3
			% of net
Principal	Issuer	Value	assets
VIRGINIA		$459,412	0.2%
WASHINGTON
	Port of Seattle WA
$3,150,000	5.500%, 09/01/17	3,432,555	1.0
	State of Washington
2,150,000	5.000%, 08/01/38	2,435,735	0.7
	State of Washington, GO
3,000,000	5.250%, 02/01/22	3,631,770	1.1
	Other	5,996,181	1.7
		15,496,241	4.5
WEST VIRGINIA		1,699,740	0.5
	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $314,584,785)	319,683,510	93.4
	TOTAL PORTFOLIO (Cost $314,584,785)	319,683,510	93.4
	OTHER ASSETS & LIABILITIES, NET	22,604,188	6.6
	NET ASSETS	$342,287,698	100.0%

Abbreviation(s):

GO – General Obligation

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	43

Summary portfolio of investments (unaudited)

Money Market Fund  ■  September 30, 2015

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
ASSET BACKED			$334,807	0.0%
CERTIFICATE OF DEPOSIT
		Banco Del Estado De Chile
$5,000,000		0.240%, 10/08/15	5,000,000	0.7
5,000,000		0.270%, 11/19/15	5,000,000	0.7
5,000,000		0.280%, 12/22/15	5,000,000	0.6
		Other	14,000,000	1.8
			29,000,000	3.8

COMMERCIAL PAPER
		American Honda Finance Corp
12,000,000		0.190%, 11/23/15	11,996,643	1.6
		Apple, Inc
10,000,000	y	0.100%, 10/21/15	9,999,444	1.3
8,000,000	y	0.140%–0.200%, 11/03/15	7,998,808	1.0
11,450,000		0.100%–0.150%, 10/05/15–10/20/15	11,449,509	1.5
		Australia & New Zealand Banking Group Ltd
10,430,000		0.270%–0.360%, 10/26/15–12/17/15	10,424,439	1.4
		Bedford Row Funding Corp
10,145,000		0.260%–0.380%, 11/10/15–01/04/16	10,140,979	1.3
		Chevron Corp
9,571,000		0.130%–0.210%, 10/06/15–12/22/15	9,569,246	1.2
		Exxon Mobil Corp
6,500,000		0.110%, 10/19/15	6,499,643	0.8
5,000,000		0.145%, 10/26/15	4,999,497	0.6
		Hydro-Quebec
5,000,000	y	0.140%, 10/01/15	5,000,000	0.7
		Korea Development Bank
17,600,000		0.240%–0.290%, 10/19/15–12/21/15	17,594,121	2.3
		Liberty Street Funding LLC
19,700,000	y	0.210%, 10/28/15	19,696,897	2.6
		National Australia Bank Ltd
5,000,000	y	0.150%, 10/13/15	4,999,750	0.7
11,965,000		0.210%–0.310%, 10/08/15–12/29/15	11,961,813	1.6
		Nestle Capital Corp
5,250,000	y	0.135%, 10/14/15	5,249,744	0.7
		PACCAR Financial Corp
6,450,000		0.230%, 12/18/15	6,446,786	0.8
		Province of British Columbia Canada
11,430,000		0.180%–0.250%, 11/25/15–01/20/16	11,426,008	1.5
		Province of Ontario Canada
10,000,000		0.140%, 10/23/15	9,999,144	1.3
		Province of Quebec Canada
13,000,000	y	0.170%, 11/20/15	12,996,931	1.7
Principal		Issuer	Value	% of net assets
COMMERCIAL PAPER–continued
		PSP Capital, Inc
$5,500,000	y	0.170%–0.175%, 10/13/15	$5,499,680	0.7%
18,050,000		0.140%–0.250%, 10/05/15–11/30/15	18,046,509	2.3
		United Overseas Bank Ltd
5,000,000	y	0.250%, 10/09/15	4,999,722	0.6
		Other	100,466,328	13.0
			317,461,641	41.2
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
7,285,000		0.090%–0.15%, 10/02/15	7,284,980	0.9
20,150,000		0.080%–0.110%, 10/07/15	20,149,676	2.6
7,100,000		0.090%–0.125%, 10/14/15	7,099,728	0.9
9,945,000		0.095%–0.150%, 10/16/15	9,944,535	1.3
10,000,000		0.125%, 10/30/15	9,998,993	1.3
6,375,000		0.100%–0.165%, 11/02/15	6,374,280	0.8
8,300,000		0.175%, 11/06/15	8,298,618	1.1
11,200,000		0.105%–0.165, 11/09/15	11,198,596	1.5
10,970,000		0.173%–0.225%, 11/16/15	10,967,311	1.4
10,000,000		0.100%, 11/24/15	9,998,500	1.3
9,000,000		0.130%, 12/03/15	8,997,953	1.2
46,780,000		0.080%–0.310%, 10/05/15–02/05/16	46,767,843	6.1
		Federal Home Loan Mortgage Corp (FHLMC)
18,469,000		0.100%–0.320%, 10/02/15–02/12/16	18,462,165	2.4
		Federal National Mortgage Association (FNMA)
28,621,000		0.115%–0.320%, 10/07/15–02/10/16	28,610,494	3.7
		Other	692,945	0.1
			204,846,617	26.6
TREASURY DEBT
		United States Treasury Bill
6,650,000		0.040%–0.090%, 10/22/15	6,649,710	0.9
5,835,000		0.040%–0.062%, 10/29/15	5,834,756	0.8
5,445,000		0.046%–0.079%, 11/05/15	5,444,654	0.7
5,050,000		0.058%–0.160%, 11/12/15	5,049,450	0.6
6,000,000		0.068%–0.106%, 12/03/15	5,999,157	0.8
27,265,000		0.032%–0.257%, 10/01/15–03/10/16	27,252,174	3.5
		United States Treasury Note
7,000,000		0.250%, 10/15/15	7,000,145	0.9
8,500,000		0.250%, 11/30/15	8,501,404	1.1
6,855,000		0.250%, 12/15/15	6,856,458	0.9
7,260,000		0.375%, 01/15/16	7,264,311	0.9
5,200,000		0.250%, 02/29/16	5,200,774	0.7
7,025,000		0.375%, 03/15/16	7,028,573	0.9
6,000,000		0.375%, 03/31/16	6,004,366	0.8
6,600,000		0.250%, 04/15/16	6,601,430	0.8
16,525,000		0.250%–0.625%, 11/15/15–07/15/16	16,540,706	2.2
			127,228,068	16.5

44	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ■  September 30, 2015

				% of net
Principal		Issuer	Value	assets
VARIABLE RATE SECURITIES
		Federal Farm Credit Bank (FFCB)
$8,500,000	i	0.135%, 10/01/15	$8,500,000	1.1%
6,000,000	i	0.140%, 03/29/16	5,998,800	0.8
5,000,000	i	0.186%, 04/21/16	4,999,584	0.7
5,000,000	i	0.170%, 06/23/16	4,999,263	0.6
5,000,000	i	0.173%, 08/10/16	4,999,362	0.6
6,800,000	i	0.176%, 01/24/17	6,799,577	0.9
14,000,000	i	0.202%, 06/15/17	13,997,693	1.8
15,500,000		0.170%–0.280%, 06/09/16–07/17/17	15,501,134	2.1
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000	i	0.211%, 07/21/16	4,999,586	0.6
5,000,000	i	0.211%, 01/13/17	4,999,353	0.7
		Other	15,996,448	2.0
			91,790,800	11.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $770,661,933)		770,661,933	100.0
	TOTAL PORTFOLIO (Cost $770,661,933)		770,661,933	100.0
	OTHER ASSETS & LIABILITIES, NET		93,401	0.0
	NET ASSETS		$770,755,334	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 9/30/2015, the aggregate value of these securities was $213,581,542 or 27.7% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary of Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	45

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  September 30, 2015

					Inflation-Linked	Short-Term	Short-Term Bond	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Bond Fund	Bond Fund	Index Fund	Bond Fund	Bond Fund	Fund

ASSETS
Portfolio investments, at value†	$3,158,085,330	$5,952,373,060	$3,343,789,111	$3,223,584,763	$1,986,223,412	$1,459,042,996	$103,508,757	$577,650,253	$319,683,510	$770,661,933
Cash	13,915,094	2,714,645	18,784,374	8,110,868	3,207,929	7,818,894	344,070	4,786,011	21,276,539	46,902
Receivable from securities transactions	45,072,115	95,924,424	47,043,649	3,849,192	—	36,081,734	—	11,197,945	—	—
Receivable for delayed delivery securities	321,693,691	—	303,364,543	900,000	—	—	—	—	—	—
Receivable from Fund shares sold	632,763	1,727,720	742,727	13,923,200	1,192,824	1,174,401	78,097,880	1,241,036	43,516	1,156,802
Dividends and interest receivable	16,737,934	31,242,319	21,906,691	48,693,773	5,055,709	4,484,842	301,223	3,371,077	3,188,200	74,752
Due from affiliates	—	—	—	—	—	—	5,178	—	—	80,370
Receivable for variation margin on open futures contracts	—	—	—	—	—	19,922	—	—	—	—
Other	138,953	166,342	86,197	108,793	99,657	52,888	13,171	4,335	34,433	24,395
Total assets	3,556,275,880	6,084,148,510	3,735,717,292	3,299,170,589	1,995,779,531	1,508,675,677	182,270,279	598,250,657	344,226,198	772,045,154

LIABILITIES
Management fees payable	68,171	49,463	73,381	88,846	39,926	29,601	148	16,518	8,416	10,570
Service agreement fees payable	4,955	2,121	4,150	4,970	3,437	2,047	32	3,411	—	3,096
Distribution fees payable	18,592	9,697	56,492	128,848	27,674	30,752	359	12,497	60,582	74,051
Due to affiliates	23,957	43,264	21,600	19,967	17,920	9,272	1,027	3,488	2,510	5,357
Payable for securities transactions	7,879,597	19,745,698	40,880,417	1,065,561	—	35,988,540	78,164,898	14,838,671	—	—
Payable for delayed delivery securities	673,288,771	4,868,281	591,451,290	78,369,813	—	6,003,825	199,816	—	1,505,534	—
Payable for Fund shares redeemed	46,056,377	106,796,232	16,880,244	20,088,053	7,033,416	9,205,486	2	155,046	209,791	1,118,165
Income distribution payable	5,004,908	2,126,760	5,191,663	5,497,141	—	644,430	16,947	193,971	63,078	1,797
Payable for trustee compensation	161,113	178,968	101,287	115,409	103,982	67,213	215	5,378	35,059	26,061
Unfunded loan commitment	7,914	—	45,009	125,877	—	—	—	—	—	—
Accrued expenses and other payables	99,692	205,065	138,823	144,839	63,962	81,726	—	38,020	53,530	50,723
Total liabilities	732,614,047	134,025,549	654,844,356	105,649,324	7,290,317	52,062,892	78,383,444	15,267,000	1,938,500	1,289,820
NET ASSETS	$2,823,661,833	$5,950,122,961	$3,080,872,936	$3,193,521,265	$1,988,489,214	$1,456,612,785	$103,886,835	$582,983,657	$342,287,698	$770,755,334

NET ASSETS CONSIST OF:
Paid-in-capital	$2,793,808,347	$5,868,469,087	$3,076,688,288	$3,457,461,321	$1,968,841,537	$1,459,981,644	$103,890,893	$580,660,886	$332,097,182	$770,772,367
Undistributed net investment income (loss)	(78,243)	(281,709)	1,035,035	(1,612,128)	14,204,451	35,995	—	(5,365)	10,930	(16,817)
Accumulated net realized gain (loss) on total investments	32,078,790	4,238,943	26,286,137	(18,581,357)	(467,344)	(2,487,849)	976	2,012,169	5,080,861	(216)
Net unrealized appreciation (depreciation) on total investments	(2,147,061)	77,696,640	(23,136,524)	(243,746,571)	5,910,570	(917,005)	(5,034)	315,967	5,098,725	—
NET ASSETS	$2,823,661,833	$5,950,122,961	$3,080,872,936	$3,193,521,265	$1,988,489,214	$1,456,612,785	$103,886,835	$582,983,657	$342,287,698	$770,755,334

INSTITUTIONAL CLASS:
Net assets	$2,481,536,171	$5,779,706,183	$2,594,153,420	$2,308,866,591	$1,682,743,970	$1,202,315,042	$100,086,691	$345,937,650	$47,187,385	$314,861,706
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	237,469,703	532,287,674	246,936,270	250,609,940	149,358,650	116,212,588	9,994,034	33,626,487	4,414,030	314,858,039
Net asset value per share	$10.45	$10.86	$10.51	$9.21	$11.27	$10.35	$10.01	$10.29	$10.69	$1.00

PREMIER CLASS:
Net assets	$22,396,724	$47,930,559	$18,795,128	$69,096,267	$8,478,750	$10,881,389	$1,001,468	$15,233,626	$—	$20,596,838
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,141,994	4,414,195	1,789,578	7,495,717	754,968	1,050,773	100,000	1,481,012	—	20,596,746
Net asset value per share	$10.46	$10.86	$10.50	$9.22	$11.23	$10.36	$10.01	$10.29	$—	$1.00

RETIREMENT CLASS:
Net assets	$242,413,538	$103,866,117	$202,975,122	$242,693,654	$168,374,912	$100,165,529	$1,561,814	$168,240,440	$—	$89,188,607
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	22,790,234	9,562,609	19,296,667	26,334,331	14,858,999	9,670,727	155,954	16,350,345	—	89,187,167
Net asset value per share	$10.64	$10.86	$10.52	$9.22	$11.33	$10.36	$10.01	$10.29	$—	$1.00

RETAIL CLASS:
Net assets	$77,315,400	$18,620,102	$264,949,266	$572,864,753	$128,891,582	$143,250,825	$1,236,862	$53,571,941	$295,100,313	$346,108,183
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,275,346	1,714,203	25,171,507	61,907,457	11,739,801	13,835,119	123,504	5,210,679	27,567,098	346,096,422
Net asset value per share	$10.63	$10.86	$10.53	$9.25	$10.98	$10.35	$10.01	$10.28	$10.70	$1.00
† Portfolio investments, cost	$3,160,217,265	$5,874,676,420	$3,366,865,998	$3,467,205,457	$1,980,312,842	$1,459,360,187	$103,513,791	$577,334,286	$314,584,785	$770,661,933

46	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	47

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended September 30, 2015

					Inflation-Linked	Short-Term	Short-Term Bond	Social Choice	Tax-Exempt	Money Market
	Bond Fund	Bond Index Fund	Bond Plus Fund	High-Yield Fund	Bond Fund	Bond Fund	Index Fund*	Bond Fund	Bond Fund	Fund

INVESTMENT INCOME
Interest	$41,635,384	$69,517,826	$49,713,182	$94,492,115	$43,713,499	$13,844,971	$34,577	$6,952,377	$4,039,174	$571,731
Dividends	—	—	—	32,741	—	—	—	7,957	—	—
Total income	41,635,384	69,517,826	49,713,182	94,524,856	43,713,499	13,844,971	34,577	6,960,334	4,039,174	571,731

EXPENSES
Management fees	4,169,245	2,990,018	4,460,410	5,410,995	2,486,830	1,798,566	2,620	883,078	517,131	392,707
Shareholder servicing – Institutional Class	1,806	6,144	2,083	4,889	4,406	1,942	443	855	270	1,229
Shareholder servicing – Premier Class	53	84	—	116	50	8	353	95	—	7
Shareholder servicing – Retirement Class	315,917	127,517	256,454	314,688	212,173	126,236	855	171,815	—	105,844
Shareholder servicing – Retail Class	22,816	9,255	96,280	58,456	42,199	44,547	1,137	6,741	44,200	162,886
Distribution fees – Premier Class	15,852	36,158	13,290	36,156	5,974	7,762	221	7,223	—	12,910
Distribution fees – Retail Class	97,601	22,890	333,729	729,072	168,137	183,760	401	62,648	374,206	447,318
Custody and accounting fees	70,679	196,542	85,632	35,081	15,714	34,138	4,670	26,547	17,520	25,217
Administrative service fees	67,943	135,751	69,524	69,072	49,452	31,312	1,027	11,514	7,810	17,187
Professional fees	37,179	53,560	38,381	37,728	27,569	30,795	21,617	27,348	22,237	23,249
Registration fees	35,987	29,751	25,163	25,056	33,711	25,135	13,979	28,078	15,955	43,027
Shareholder reports	32,075	60,697	30,283	57,359	26,013	21,352	2,268	9,186	10,133	16,045
Trustee fees and expenses	12,600	26,533	13,719	14,041	9,106	5,763	159	2,401	1,402	3,391
Other expenses	37,818	77,769	60,900	83,077	25,004	24,991	2,658	29,254	4,995	6,757
Total expenses	4,917,571	3,772,669	5,485,848	6,875,786	3,106,338	2,336,307	52,408	1,266,783	1,015,859	1,257,774
Less: Expenses reimbursed by the investment adviser	—	—	—	—	—	—	(46,655)	(9,526)	—	(143,644)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	—	—	—	(559,764)
Net expenses	4,917,571	3,772,669	5,485,848	6,875,786	3,106,338	2,336,307	5,753	1,257,257	1,015,859	554,366
Net investment income (loss)	36,717,813	65,745,157	44,227,334	87,649,070	40,607,161	11,508,664	28,824	5,703,077	3,023,315	17,365

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	6,269,228	(460,081)	7,810,126	(6,010,507)	75,736	(87,044)	976	(175,803)	53,832	17
Futures transactions	—	—	—	—	—	(1,122,068)	—	—	—	—
Swap transactions	—	—	389,599	(1,242,875)	—	—	—	—	—	—
Foreign currency transactions	(1,874,241)	—	(2,171,898)	—	—	(1,740,061)	—	—	—	—
Net realized gain (loss) on total investments	4,394,987	(460,081)	6,027,827	(7,253,382)	75,736	(2,949,173)	976	(175,803)	53,832	17
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(58,927,832)	(93,680,525)	(77,309,704)	(238,593,003)	(86,659,214)	(3,193,407)	(5,034)	(6,678,388)	(4,326,159)	—
Futures transactions	—	—	—	—	—	193,869	—	—	—	—
Swap transactions	—	—	83,684	(174,955)	—	—	—	—	—	—
Unfunded loan commitment	(7,914)	—	(45,009)	(125,877)	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	42,010	—	51,435	—	—	50,664	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments	(58,893,736)	(93,680,525)	(77,219,594)	(238,893,835)	(86,659,214)	(2,948,874)	(5,034)	(6,678,388)	(4,326,159)	—
Net realized and unrealized gain (loss) on total investments	(54,498,749)	(94,140,606)	(71,191,767)	(246,147,217)	(86,583,478)	(5,898,047)	(4,058)	(6,854,191)	(4,272,327)	17
Net increase (decrease) in net assets from operations	$(17,780,936)	$(28,395,449)	$(26,964,433)	$(158,498,147)	$(45,976,317)	$5,610,617	$24,766	$(1,151,114)	$(1,249,012)	$17,382

* For the period August 7, 2015 to September 30, 2015.

48	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	49

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Bond Fund		Bond Index Fund		Bond Plus Fund		High-Yield Fund		Inflation-Linked Bond Fund		Short-Term Bond Fund
		September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2015	2015	2015	2015	2015	2015	2015	2015	2015	2015	2015	2015
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$36,717,813	$61,097,529	$65,745,157	$120,415,302	$44,227,334	$70,312,986	$87,649,070	$149,244,725	$40,607,161	$3,257,210	$11,508,664	$17,298,224
Net realized gain (loss) on total investments		4,394,987	54,894,315	(460,081)	13,835,433	6,027,827	51,797,007	(7,253,382)	14,148,198	75,736	3,490,515	(2,949,173)	1,962,213
Net change in unrealized appreciation (depreciation) on total investments		(58,893,736)	28,494,696	(93,680,525)	173,210,469	(77,219,594)	22,255,963	(238,893,835)	(105,030,167)	(86,659,214)	46,486,439	(2,948,874)	(3,749,641)
Net increase (decrease) in net assets from operations		(17,780,936)	144,486,540	(28,395,449)	307,461,204	(26,964,433)	144,365,956	(158,498,147)	58,362,756	(45,976,317)	53,234,164	5,610,617	15,510,796

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(32,530,390)	(53,027,170)	(64,127,077)	(117,699,495)	(37,186,612)	(58,433,035)	(65,175,286)	(105,858,980)	—	(28,395,062)	(9,693,235)	(14,189,706)
	Premier Class	(257,863)	(372,761)	(495,500)	(833,649)	(241,543)	(362,794)	(1,341,365)	(1,645,085)	—	(128,746)	(76,024)	(138,055)
	Retirement Class	(2,934,843)	(6,038,552)	(996,251)	(1,623,299)	(2,684,877)	(4,762,183)	(6,781,172)	(15,122,805)	—	(3,144,802)	(688,367)	(1,474,098)
	Retail Class	(887,429)	(1,535,743)	(169,954)	(295,476)	(3,401,327)	(6,307,224)	(15,684,512)	(27,083,483)	—	(2,553,308)	(958,183)	(1,599,622)
From realized gains:	Institutional Class	—	(19,178,230)	—	(4,690,932)	—	(29,395,527)	—	(22,338,186)	—	(1,507,954)	—	(937,790)
	Premier Class	—	(132,811)	—	(39,876)	—	(177,060)	—	(358,445)	—	(7,260)	—	(10,524)
	Retirement Class	—	(1,998,147)	—	(73,227)	—	(2,336,901)	—	(2,751,857)	—	(150,234)	—	(84,170)
	Retail Class	—	(578,057)	—	(14,250)	—	(3,229,885)	—	(7,263,883)	—	(138,854)	—	(128,978)
Total distributions		(36,610,525)	(82,861,471)	(65,788,782)	(125,270,204)	(43,514,359)	(105,004,609)	(88,982,335)	(182,422,724)	—	(36,026,220)	(11,415,809)	(18,562,943)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	243,434,356	939,897,081	669,069,220	1,545,632,582	300,210,987	871,124,862	490,384,045	1,000,803,242	175,992,651	543,449,891	145,047,548	475,552,173
	Premier Class	3,962,936	4,861,637	3,803,349	19,283,515	3,864,528	7,942,067	46,134,379	11,587,731	1,525,075	2,088,066	2,006,381	5,500,873
	Retirement Class	9,467,040	42,274,610	18,141,808	35,313,708	22,592,719	29,294,818	21,462,617	85,950,764	15,126,677	31,735,443	9,948,372	38,553,090
	Retail Class	5,977,980	15,383,535	2,228,590	6,267,728	11,594,929	23,095,930	155,557,307	476,874,257	4,964,542	11,863,545	6,385,744	20,532,598
Reinvestments of distributions:	Institutional Class	4,528,625	26,435,844	52,184,307	103,697,357	7,557,281	37,310,518	33,721,819	73,846,187	—	23,159,414	5,891,021	9,223,984
	Premier Class	257,090	504,036	490,485	873,330	241,543	537,761	1,313,255	2,003,530	—	134,887	75,973	147,370
	Retirement Class	2,934,689	8,032,604	996,251	1,696,545	2,684,877	7,099,084	6,780,656	17,855,167	—	3,291,617	688,350	1,546,352
	Retail Class	848,500	2,020,598	160,171	292,145	3,109,724	8,725,779	15,062,681	32,780,710	—	2,567,587	921,338	1,650,430
Redemptions:	Institutional Class	(220,700,268)	(399,153,118)	(578,029,742)	(1,063,470,309)	(176,657,979)	(225,403,958)	(190,946,400)	(627,109,021)	(168,675,959)	(339,016,850)	(114,649,023)	(249,643,928)
	Premier Class	(774,887)	(4,168,249)	(4,538,222)	(3,589,931)	(1,933,993)	(3,824,954)	(7,470,712)	(9,603,006)	(408,082)	(2,181,006)	(1,264,223)	(7,494,462)
	Retirement Class	(31,899,119)	(141,144,243)	(10,299,053)	(16,964,375)	(18,183,574)	(33,434,539)	(12,096,016)	(249,767,256)	(9,036,453)	(61,411,527)	(10,584,552)	(145,972,059)
	Retail Class	(6,807,819)	(14,839,818)	(1,785,815)	(2,833,084)	(14,195,428)	(27,747,562)	(94,589,146)	(538,739,197)	(11,656,418)	(26,945,811)	(15,571,819)	(39,134,780)
Net increase (decrease) from shareholder transactions		11,229,123	480,104,517	152,421,349	626,199,211	140,885,614	694,719,806	465,314,485	276,483,108	7,832,033	188,735,256	28,895,110	110,461,641
Net increase (decrease) in net assets		(43,162,338)	541,729,586	58,237,118	808,390,211	70,406,822	734,081,153	217,834,003	152,423,140	(38,144,284)	205,943,200	23,089,918	107,409,494
NET ASSETS
Beginning of period		2,866,824,171	2,325,094,585	5,891,885,843	5,083,495,632	3,010,466,114	2,276,384,961	2,975,687,262	2,823,264,122	2,026,633,498	1,820,690,298	1,433,522,867	1,326,113,373
End of period		$2,823,661,833	$2,866,824,171	$5,950,122,961	$5,891,885,843	$3,080,872,936	$3,010,466,114	$3,193,521,265	$2,975,687,262	$1,988,489,214	$2,026,633,498	$1,456,612,785	$1,433,522,867
Undistributed net investment income (loss) included in net assets		$(78,243)	$(185,531)	$(281,709)	$(238,084)	$1,035,035	$322,060	$(1,612,128)	$(278,863)	$14,204,451	$(26,402,710)	$35,995	$(56,860)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	23,143,258	89,025,094	61,696,916	142,286,637	28,281,303	81,287,589	50,152,285	98,334,325	15,460,307	46,955,284	13,999,886	45,697,674
	Premier Class	376,774	459,989	349,622	1,777,425	365,183	742,483	4,761,233	1,148,372	134,408	180,722	193,463	528,252
	Retirement Class	881,705	3,942,614	1,661,367	3,241,839	2,117,525	2,735,852	2,175,092	8,330,935	1,314,232	2,720,790	959,035	3,696,678
	Retail Class	560,146	1,434,990	205,098	576,108	1,091,039	2,153,559	15,763,850	46,898,682	446,917	1,047,418	615,554	1,971,328
Shares reinvested:	Institutional Class	431,772	2,508,455	4,805,237	9,512,632	713,969	3,513,586	3,485,196	7,390,208	—	2,000,676	568,691	886,863
	Premier Class	24,494	47,695	45,163	80,041	22,823	50,360	136,453	199,109	—	11,667	7,327	14,152
	Retirement Class	274,762	747,234	91,713	155,517	253,253	663,810	699,581	1,765,292	—	281,636	66,385	148,397
	Retail Class	79,532	188,124	14,745	26,773	293,133	815,734	1,549,302	3,248,930	—	226,732	88,884	158,506
Shares redeemed:	Institutional Class	(21,036,438)	(37,627,204)	(53,395,989)	(97,713,189)	(16,716,168)	(21,020,152)	(19,799,277)	(61,373,859)	(14,877,718)	(29,278,880)	(11,075,874)	(24,009,396)
	Premier Class	(73,935)	(395,289)	(418,323)	(328,313)	(182,521)	(356,756)	(775,236)	(944,358)	(35,995)	(188,519)	(121,833)	(720,695)
	Retirement Class	(2,984,774)	(13,150,557)	(947,351)	(1,559,621)	(1,716,267)	(3,119,940)	(1,239,310)	(24,122,212)	(789,552)	(5,226,028)	(1,020,778)	(13,995,050)
	Retail Class	(638,776)	(1,383,150)	(164,354)	(260,633)	(1,336,892)	(2,588,855)	(9,692,860)	(53,420,492)	(1,051,242)	(2,390,879)	(1,500,917)	(3,758,904)
Net increase (decrease) from shareholder transactions		1,038,520	45,797,995	13,943,844	57,795,216	13,186,380	64,877,270	47,216,309	27,454,932	601,357	16,340,619	2,779,823	10,617,805

50	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	51

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Short-Term Bond
		Index Fund*	Social Choice Bond Fund		Tax-Exempt Bond Fund		Money Market Fund
		September 30,	September 30,	March 31,	September 30,	March 31,	September 30,	March 31,
		2015	2015	2015	2015	2015	2015	2015
		(unaudited)	(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$28,824	$5,703,077	$4,575,233	$3,023,315	$6,612,764	$17,365	$—
Net realized gain (loss) on total investments		976	(175,803)	5,486,062	53,832	10,462,058	17	(233)
Net change in unrealized appreciation (depreciation) on total investments		(5,034)	(6,678,388)	7,173,851	(4,326,159)	3,066,044	—	—
Net increase (decrease) in net assets from operations		24,766	(1,151,114)	17,235,146	(1,249,012)	20,140,866	17,382	(233)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(26,046)	(3,623,964)	(3,309,337)	(452,712)	(682,797)	(17,365)	—
	Premier Class	(962)	(109,198)	(62,983)	—	—	—	—
	Retirement Class	(1,068)	(1,454,808)	(783,972)	—	—	—	—
	Retail Class	(748)	(519,023)	(419,948)	(2,570,622)	(5,929,948)	—	—
From realized gains:	Institutional Class	—	—	(2,417,620)	—	(414,894)	—	—
	Premier Class	—	—	(45,887)	—	—	—	—
	Retirement Class	—	—	(720,227)	—	—	—	—
	Retail Class	—	—	(471,601)	—	(3,046,648)	—	—
Total distributions		(28,824)	(5,706,993)	(8,231,575)	(3,023,334)	(10,074,287)	(17,365)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	100,096,222	110,317,649	191,540,201	8,180,530	38,046,557	85,424,341	179,352,811
	Premier Class	1,000,000	10,321,558	3,163,866	—	—	19,357,826	5,666,823
	Retirement Class	1,595,167	70,982,432	92,683,756	—	—	73,930,104	56,401,250
	Retail Class	1,235,019	15,188,400	47,692,130	11,053,092	31,106,064	80,807,559	165,905,702
Reinvestments of distributions:	Institutional Class	—	3,104,396	5,421,959	328,243	752,333	16,683	—
	Premier Class	—	72,399	108,867	—	—	—	—
	Retirement Class	247	1,450,525	1,504,215	—	—	—	—
	Retail Class	74	501,883	858,291	2,304,421	8,132,250	—	—
Redemptions:	Institutional Class	—	(40,132,975)	(12,296,314)	(4,403,750)	(5,542,737)	(87,246,167)	(208,578,172)
	Premier Class	—	(454,049)	(72,428)	—	—	(3,007,783)	(6,790,856)
	Retirement Class	(35,836)	(2,638,514)	(2,201,996)	—	—	(73,165,464)	(58,340,116)
	Retail Class	—	(7,779,380)	(9,636,266)	(20,697,400)	(70,171,051)	(100,552,058)	(215,530,303)
Net increase (decrease) from shareholder transactions		103,890,893	160,934,324	318,766,281	(3,234,864)	2,323,416	(4,434,959)	(81,912,861)
Net increase (decrease) in net assets		103,886,835	154,076,217	327,769,852	(7,507,210)	12,389,995	(4,434,942)	(81,913,094)
NET ASSETS
Beginning of period		—	428,907,440	101,137,588	349,794,908	337,404,913	775,190,276	857,103,370
End of period		$103,886,835	$582,983,657	$428,907,440	$342,287,698	$349,794,908	$770,755,334	$775,190,276
Undistributed net investment income (loss) included in net assets		$—	$(5,365)	$(1,449)	$10,930	$10,949	$(16,817)	$(16,817)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,994,034	10,729,500	18,567,017	764,596	3,558,499	85,424,341	179,352,811
	Premier Class	100,000	1,005,435	306,844	—	—	19,357,826	5,666,823
	Retirement Class	159,509	6,888,734	8,984,036	—	—	73,930,104	56,401,250
	Retail Class	123,497	1,473,813	4,618,626	1,030,781	2,888,908	80,807,559	165,905,702
Shares reinvested:	Institutional Class	—	301,736	525,210	30,704	69,701	16,683	—
	Premier Class	—	7,039	10,548	—	—	—	—
	Retirement Class	25	141,026	145,488	—	—	—	—
	Retail Class	7	48,801	83,119	215,237	753,911	—	—
Shares redeemed:	Institutional Class	—	(3,902,536)	(1,190,055)	(411,412)	(514,074)	(87,246,167)	(208,578,172)
	Premier Class	—	(44,163)	(7,048)	—	—	(3,007,783)	(6,790,856)
	Retirement Class	(3,580)	(255,763)	(217,720)	—	—	(73,165,464)	(58,340,116)
	Retail Class	—	(756,809)	(930,249)	(1,931,949)	(6,540,953)	(100,552,058)	(215,530,303)
Net increase (decrease) from shareholder transactions		10,373,492	15,636,813	30,895,816	(302,043)	215,992	(4,434,959)	(81,912,861)

* For the period August 7, 2015 to September 30, 2015.

52	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	53

Financial highlights

TIAA-CREF Funds

				Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset		For the												Portfolio turnover rate
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,		period			Net assets at	Ratios to average net assets						Portfolio		excluding
	or year ended		beginning of period	income (loss)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period		or year ended		Total return	end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate		mortgage dollar rolls

BOND FUND											BOND FUND
Institutional Class:	9/30/15	§	$10.65	$0.14	$(0.20)	$(0.06)	$(0.14)	$ —	$(0.14)	$10.45	Institutional Class:	9/30/15	§	(0.60)%[b]	$2,481,536	0.31%[c]		0.31%[c]		2.59%[c]		154%[b]		65%[b]
	3/31/15		10.40	0.24	0.33	0.57	(0.24)	(0.08)	(0.32)	10.65		3/31/15		5.59	2,501,853	0.31		0.31		2.32		328		162
	3/31/14		10.64	0.26	(0.16)	0.10	(0.26)	(0.08)	(0.34)	10.40		3/31/14		0.96	1,882,776	0.32		0.32		2.46		307		156
	3/31/13		10.59	0.27	0.34	0.61	(0.27)	(0.29)	(0.56)	10.64		3/31/13		5.77	1,951,905	0.32		0.32		2.50		358		196
	3/31/12		10.36	0.29	0.50	0.79	(0.29)	(0.27)	(0.56)	10.59		3/31/12		7.81	1,759,983	0.33		0.33		2.78		402		140
	3/31/11	†	10.70	0.15	(0.22)	(0.07)	(0.15)	(0.12)	(0.27)	10.36		3/31/11	†	(0.67)[b]	1,681,237	0.33	[c]	0.33	[c]	2.80	[c]	161	bg	49	bg
	9/30/10		10.20	0.35	0.50	0.85	(0.35)	—	(0.35)	10.70		9/30/10		8.47	2,474,347	0.33		0.33		3.35		216	[g]	67	[g]
Premier Class:	9/30/15	§	10.66	0.13	(0.20)	(0.07)	(0.13)	—	(0.13)	10.46	Premier Class:	9/30/15	§	(0.68)[b]	22,397	0.46	[c]	0.46	[c]	2.45	[c]	154	[b]	65	[b]
	3/31/15		10.41	0.23	0.33	0.56	(0.23)	(0.08)	(0.31)	10.66		3/31/15		5.43	19,336	0.47		0.47		2.17		328		162
	3/31/14		10.64	0.24	(0.15)	0.09	(0.24)	(0.08)	(0.32)	10.41		3/31/14		0.90	17,715	0.47		0.47		2.30		307		156
	3/31/13		10.59	0.26	0.33	0.59	(0.25)	(0.29)	(0.54)	10.64		3/31/13		5.61	21,595	0.47		0.47		2.35		358		196
	3/31/12		10.37	0.28	0.49	0.77	(0.28)	(0.27)	(0.55)	10.59		3/31/12		7.54	33,425	0.48		0.48		2.63		402		140
	3/31/11	†	10.71	0.14	(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.37		3/31/11	†	(0.75)[b]	35,712	0.48	[c]	0.48	[c]	2.65	[c]	161	bg	49	bg
	9/30/10		10.20	0.31	0.53	0.84	(0.33)	—	(0.33)	10.71		9/30/10		8.40	22,196	0.48		0.48		2.94		216	[g]	67	[g]
Retirement Class:	9/30/15	§	10.84	0.12	(0.20)	(0.08)	(0.12)	—	(0.12)	10.64	Retirement Class:	9/30/15	§	(0.69)[b]	242,414	0.56	[c]	0.56	[c]	2.33	[c]	154	[b]	65	[b]
	3/31/15		10.59	0.22	0.33	0.55	(0.22)	(0.08)	(0.30)	10.84		3/31/15		5.27	266,855	0.56		0.56		2.06		328		162
	3/31/14		10.83	0.23	(0.16)	0.07	(0.23)	(0.08)	(0.31)	10.59		3/31/14		0.73	350,208	0.57		0.57		2.21		307		156
	3/31/13		10.77	0.25	0.35	0.60	(0.25)	(0.29)	(0.54)	10.83		3/31/13		5.55	354,693	0.57		0.57		2.25		358		196
	3/31/12		10.54	0.27	0.50	0.77	(0.27)	(0.27)	(0.54)	10.77		3/31/12		7.45	327,833	0.58		0.58		2.53		402		140
	3/31/11	†	10.88	0.14	(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.54		3/31/11	†	(0.76)[b]	261,330	0.58	[c]	0.58	[c]	2.56	[c]	161	bg	49	bg
	9/30/10		10.37	0.32	0.52	0.84	(0.33)	—	(0.33)	10.88		9/30/10		8.22	239,160	0.58		0.58		3.06		216	[g]	67	[g]
Retail Class:	9/30/15	§	10.83	0.12	(0.20)	(0.08)	(0.12)	—	(0.12)	10.63	Retail Class:	9/30/15	§	(0.72)[b]	77,315	0.62	[c]	0.62	[c]	2.28	[c]	154	[b]	65	[b]
	3/31/15		10.58	0.22	0.32	0.54	(0.21)	(0.08)	(0.29)	10.83		3/31/15		5.21	78,781	0.62		0.62		2.01		328		162
	3/31/14		10.81	0.23	(0.15)	0.08	(0.23)	(0.08)	(0.31)	10.58		3/31/14		0.75	74,396	0.63		0.63		2.13		307		156
	3/31/13		10.76	0.24	0.34	0.58	(0.24)	(0.29)	(0.53)	10.81		3/31/13		5.39	90,667	0.63		0.63		2.19		358		196
	3/31/12		10.53	0.27	0.50	0.77	(0.27)	(0.27)	(0.54)	10.76		3/31/12		7.44	76,117	0.60		0.60		2.50		402		140
	3/31/11	†	10.87	0.14	(0.22)	(0.08)	(0.14)	(0.12)	(0.26)	10.53		3/31/11	†	(0.74)[b]	56,163	0.52	[c]	0.52	[c]	2.61	[c]	161	bg	49	bg
	9/30/10		10.36	0.33	0.52	0.85	(0.34)	—	(0.34)	10.87		9/30/10		8.31	58,330	0.50		0.50		3.16		216	[g]	67	[g]

BOND INDEX FUND											BOND INDEX FUND
Institutional Class:	9/30/15	§	11.03	0.12	(0.17)	(0.05)	(0.12)	—	(0.12)	10.86	Institutional Class:	9/30/15	§	(0.45)[b]	5,779,706	0.12	[c]	0.12	[c]	2.21	[c]	12	[b]	—
	3/31/15		10.67	0.24	0.37	0.61	(0.24)	(0.01)	(0.25)	11.03		3/31/15		5.73	5,727,975	0.12		0.12		2.18		20		—
	3/31/14		10.93	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)	10.67		3/31/14		(0.39)	4,964,509	0.12		0.12		1.98		23		—
	3/31/13		10.77	0.20	0.18	0.38	(0.21)	(0.01)	(0.22)	10.93		3/31/13		3.51	4,174,241	0.14		0.13		1.85		22		—
	3/31/12		10.25	0.26	0.52	0.78	(0.26)	—	(0.26)	10.77		3/31/12		7.69	2,908,947	0.15		0.13		2.42		23		—
	3/31/11	†	10.50	0.13	(0.24)	(0.11)	(0.13)	(0.01)	(0.14)	10.25		3/31/11	†	(1.11)[b]	1,382,598	0.17	[c]	0.13	[c]	2.44	[c]	87	bg	—
	9/30/10		10.04	0.31	0.46	0.77	(0.31)	(0.00)[d]	(0.31)	10.50		9/30/10		7.87	411,709	0.31		0.13		3.08		66	[g]	—
Premier Class:	9/30/15	§	11.03	0.11	(0.17)	(0.06)	(0.11)	—	(0.11)	10.86	Premier Class:	9/30/15	§	(0.52)[b]	47,931	0.27	[c]	0.27	[c]	2.05	[c]	12	[b]	—
	3/31/15		10.67	0.22	0.37	0.59	(0.22)	(0.01)	(0.23)	11.03		3/31/15		5.58	48,961	0.27		0.27		2.04		20		—
	3/31/14		10.93	0.19	(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	10.67		3/31/14		(0.54)	31,048	0.27		0.27		1.82		23		—
	3/31/13		10.77	0.19	0.17	0.36	(0.19)	(0.01)	(0.20)	10.93		3/31/13		3.36	27,364	0.29		0.28		1.70		22		—
	3/31/12		10.25	0.24	0.53	0.77	(0.25)	—	(0.25)	10.77		3/31/12		7.53	11,577	0.30		0.28		2.22		23		—
	3/31/11	†	10.49	0.12	(0.23)	(0.11)	(0.12)	(0.01)	(0.13)	10.25		3/31/11	†	(1.09)[b]	2,784	0.33	[c]	0.28	[c]	2.31	[c]	87	bg	—
	9/30/10		10.04	0.30	0.45	0.75	(0.30)	(0.00)[d]	(0.30)	10.49		9/30/10		7.61	1,451	0.47		0.28		2.94		66	[g]	—
Retirement Class:	9/30/15	§	11.04	0.11	(0.18)	(0.07)	(0.11)	—	(0.11)	10.86	Retirement Class:	9/30/15	§	(0.66)[b]	103,866	0.37	[c]	0.37	[c]	1.96	[c]	12	[b]	—
	3/31/15		10.68	0.21	0.37	0.58	(0.21)	(0.01)	(0.22)	11.04		3/31/15		5.47	96,643	0.37		0.37		1.93		20		—
	3/31/14		10.93	0.18	(0.24)	(0.06)	(0.18)	(0.01)	(0.19)	10.68		3/31/14		(0.55)	73,881	0.37		0.37		1.72		23		—
	3/31/13		10.77	0.18	0.17	0.35	(0.18)	(0.01)	(0.19)	10.93		3/31/13		3.25	65,143	0.38		0.38		1.60		22		—
	3/31/12		10.26	0.23	0.52	0.75	(0.24)	—	(0.24)	10.77		3/31/12		7.32	40,874	0.40		0.38		2.11		23		—
	3/31/11	†	10.50	0.11	(0.23)	(0.12)	(0.11)	(0.01)	(0.12)	10.26		3/31/11	†	(1.14)[b]	3,157	0.43	[c]	0.38	[c]	2.19	[c]	87	bg	—
	9/30/10		10.04	0.29	0.46	0.75	(0.29)	(0.00)[d]	(0.29)	10.50		9/30/10		7.61	2,887	0.57		0.38		2.82		66	[g]	—
Retail Class:	9/30/15	§	11.04	0.10	(0.18)	(0.08)	(0.10)	—	(0.10)	10.86	Retail Class:	9/30/15	§	(0.71)[b]	18,620	0.47	[c]	0.47	[c]	1.85	[c]	12	[b]	—
	3/31/15		10.68	0.20	0.37	0.57	(0.20)	(0.01)	(0.21)	11.04		3/31/15		5.38	18,307	0.45		0.45		1.85		20		—
	3/31/14		10.93	0.17	(0.24)	(0.07)	(0.17)	(0.01)	(0.18)	10.68		3/31/14		(0.65)	14,058	0.49		0.48		1.61		23		—
	3/31/13		10.77	0.17	0.17	0.34	(0.17)	(0.01)	(0.18)	10.93		3/31/13		3.15	14,344	0.50		0.48		1.52		22		—
	3/31/12		10.26	0.22	0.52	0.74	(0.23)	—	(0.23)	10.77		3/31/12		7.22	12,737	0.49		0.48		2.08		23		—
	3/31/11	†	10.50	0.11	(0.23)	(0.12)	(0.11)	(0.01)	(0.12)	10.26		3/31/11	†	(1.19)[b]	6,242	0.54	[c]	0.48	[c]	2.10	[c]	87	bg	—
	9/30/10		10.04	0.28	0.46	0.74	(0.28)	(0.00)[d]	(0.28)	10.50		9/30/10		7.51	4,215	0.66		0.48		2.74		66	[g]	—

54	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	55

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset		For the												Portfolio turnover rate
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,		period			Net assets at	Ratios to average net assets						Portfolio		excluding
	or year ended		beginning of period	income (loss)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period		or year ended		Total return	end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate		mortgage dollar rolls

BOND PLUS FUND											BOND PLUS FUND
Institutional Class:	9/30/15	§	$10.75	$0.15	$(0.24)	$(0.09)	$(0.15)	$ —	$(0.15)	$10.51	Institutional Class:	9/30/15	§	(0.82)%[b]	$2,594,153	0.31%[c]		0.31%[c]		2.92%[c]		145%[b]		79%[b]
	3/31/15		10.58	0.29	0.30	0.59	(0.29)	(0.13)	(0.42)	10.75		3/31/15		5.66	2,522,232	0.32		0.32		2.71		285		133
	3/31/14		10.78	0.28	(0.16)	0.12	(0.28)	(0.04)	(0.32)	10.58		3/31/14		1.20	1,807,530	0.33		0.33		2.70		290		97
	3/31/13		10.56	0.33	0.37	0.70	(0.33)	(0.15)	(0.48)	10.78		3/31/13		6.69	846,872	0.34		0.34		3.05		268		108
	3/31/12		10.16	0.38	0.41	0.79	(0.38)	(0.01)	(0.39)	10.56		3/31/12		7.91	718,619	0.35		0.35		3.62		221		105
	3/31/11	†	10.36	0.20	(0.20)	0.00 [d]	(0.20)	—	(0.20)	10.16		3/31/11	†	(0.03)[b]	496,173	0.37	[c]	0.35	[c]	3.90	[c]	99	[b]	63	[b]
	9/30/10		9.78	0.47	0.58	1.05	(0.47)	—	(0.47)	10.36		9/30/10		10.98	238,020	0.37		0.35		4.68		158		90
Premier Class:	9/30/15	§	10.75	0.15	(0.26)	(0.11)	(0.14)	—	(0.14)	10.50	Premier Class:	9/30/15	§	(0.99)[b]	18,795	0.46	[c]	0.46	[c]	2.77	[c]	145	[b]	79	[b]
	3/31/15		10.58	0.27	0.30	0.57	(0.27)	(0.13)	(0.40)	10.75		3/31/15		5.60	17,022	0.47		0.47		2.57		285		133
	3/31/14		10.78	0.27	(0.16)	0.11	(0.27)	(0.04)	(0.31)	10.58		3/31/14		0.95	12,140	0.48		0.48		2.51		290		97
	3/31/13		10.56	0.31	0.37	0.68	(0.31)	(0.15)	(0.46)	10.78		3/31/13		6.53	16,773	0.49		0.49		2.89		268		108
	3/31/12		10.16	0.36	0.41	0.77	(0.36)	(0.01)	(0.37)	10.56		3/31/12		7.75	12,334	0.50		0.50		3.45		221		105
	3/31/11	†	10.36	0.19	(0.20)	(0.01)	(0.19)	—	(0.19)	10.16		3/31/11	†	(0.11)[b]	11,028	0.52	[c]	0.50	[c]	3.69	[c]	99	[b]	63	[b]
	9/30/10		9.78	0.40	0.63	1.03	(0.45)	—	(0.45)	10.36		9/30/10		10.82	10,857	0.52		0.50		3.89		158		90
Retirement Class:	9/30/15	§	10.76	0.14	(0.24)	(0.10)	(0.14)	—	(0.14)	10.52	Retirement Class:	9/30/15	§	(0.94)[b]	202,975	0.56	[c]	0.56	[c]	2.67	[c]	145	[b]	79	[b]
	3/31/15		10.59	0.26	0.30	0.56	(0.26)	(0.13)	(0.39)	10.76		3/31/15		5.39	200,632	0.57		0.57		2.46		285		133
	3/31/14		10.80	0.26	(0.17)	0.09	(0.26)	(0.04)	(0.30)	10.59		3/31/14		0.86	194,476	0.58		0.58		2.44		290		97
	3/31/13		10.57	0.30	0.38	0.68	(0.30)	(0.15)	(0.45)	10.80		3/31/13		6.52	151,447	0.59		0.59		2.79		268		108
	3/31/12		10.17	0.35	0.41	0.76	(0.35)	(0.01)	(0.36)	10.57		3/31/12		7.64	95,480	0.60		0.60		3.36		221		105
	3/31/11	†	10.37	0.18	(0.20)	(0.02)	(0.18)	—	(0.18)	10.17		3/31/11	†	(0.16)[b]	72,668	0.62	[c]	0.60	[c]	3.58	[c]	99	[b]	63	[b]
	9/30/10		9.79	0.43	0.59	1.02	(0.44)	—	(0.44)	10.37		9/30/10		10.70	92,179	0.62		0.60		4.34		158		90
Retail Class:	9/30/15	§	10.77	0.14	(0.24)	(0.10)	(0.14)	—	(0.14)	10.53	Retail Class:	9/30/15	§	(0.97)[b]	264,949	0.63	[c]	0.63	[c]	2.59	[c]	145	[b]	79	[b]
	3/31/15		10.60	0.26	0.29	0.55	(0.25)	(0.13)	(0.38)	10.77		3/31/15		5.31	270,579	0.64		0.64		2.39		285		133
	3/31/14		10.80	0.25	(0.16)	0.09	(0.25)	(0.04)	(0.29)	10.60		3/31/14		0.86	262,239	0.67		0.67		2.34		290		97
	3/31/13		10.58	0.29	0.37	0.66	(0.29)	(0.15)	(0.44)	10.80		3/31/13		6.32	288,131	0.68		0.68		2.71		268		108
	3/31/12		10.18	0.35	0.41	0.76	(0.35)	(0.01)	(0.36)	10.58		3/31/12		7.59	275,663	0.64		0.64		3.33		221		105
	3/31/11	†	10.38	0.18	(0.20)	(0.02)	(0.18)	—	(0.18)	10.18		3/31/11	†	(0.14)[b]	265,818	0.59	[c]	0.58	[c]	3.62	[c]	99	[b]	63	[b]
	9/30/10		9.80	0.45	0.58	1.03	(0.45)	—	(0.45)	10.38		9/30/10		10.78	277,069	0.54		0.52		4.50		158		90

HIGH-YIELD FUND											HIGH-YIELD FUND
Institutional Class:	9/30/15	§	9.94	0.27	(0.72)	(0.45)	(0.28)	—	(0.28)	9.21	Institutional Class:	9/30/15	§	(4.68)[b]	2,308,867	0.36	[c]	0.36	[c]	5.57	[c]	25	[b]	—
	3/31/15		10.38	0.55	(0.32)	0.23	(0.55)	(0.12)	(0.67)	9.94		3/31/15		2.33	2,154,591	0.36		0.36		5.41		71		—
	3/31/14		10.51	0.57	0.11	0.68	(0.57)	(0.24)	(0.81)	10.38		3/31/14		6.78	1,790,122	0.37		0.37		5.51		69		—
	3/31/13		9.97	0.61	0.57	1.18	(0.61)	(0.03)	(0.64)	10.51		3/31/13		12.21	1,493,399	0.38		0.38		5.96		83		—
	3/31/12		9.99	0.68	(0.02)	0.66	(0.68)	—	(0.68)	9.97		3/31/12		6.91	889,869	0.39		0.39		6.90		62		—
	3/31/11	†	9.74	0.35	0.25	0.60	(0.35)	—	(0.35)	9.99		3/31/11	†	6.22 [b]	527,004	0.40	[c]	0.40	[c]	7.04	[c]	43	[b]	—
	9/30/10		9.04	0.72	0.70	1.42	(0.72)	—	(0.72)	9.74		9/30/10		16.41	398,933	0.41		0.40		7.76		109		—
Premier Class:	9/30/15	§	9.94	0.26	(0.71)	(0.45)	(0.27)	—	(0.27)	9.22	Premier Class:	9/30/15	§	(4.64)[b]	69,096	0.51	[c]	0.51	[c]	5.48	[c]	25	[b]	—
	3/31/15		10.39	0.54	(0.33)	0.21	(0.54)	(0.12)	(0.66)	9.94		3/31/15		2.08	33,545	0.51		0.51		5.26		71		—
	3/31/14		10.51	0.55	0.13	0.68	(0.56)	(0.24)	(0.80)	10.39		3/31/14		6.72	30,851	0.52		0.52		5.36		69		—
	3/31/13		9.97	0.59	0.58	1.17	(0.60)	(0.03)	(0.63)	10.51		3/31/13		12.05	32,381	0.53		0.53		5.80		83		—
	3/31/12		9.99	0.66	(0.02)	0.64	(0.66)	—	(0.66)	9.97		3/31/12		6.75	20,842	0.54		0.54		6.74		62		—
	3/31/11	†	9.74	0.34	0.25	0.59	(0.34)	—	(0.34)	9.99		3/31/11	†	6.14 [b]	30,472	0.55	[c]	0.55	[c]	6.87	[c]	43	[b]	—
	9/30/10		9.04	0.71	0.70	1.41	(0.71)	—	(0.71)	9.74		9/30/10		16.23	16,836	0.56		0.55		7.52		109		—
Retirement Class:	9/30/15	§	9.94	0.26	(0.72)	(0.46)	(0.26)	—	(0.26)	9.22	Retirement Class:	9/30/15	§	(4.69)[b]	242,694	0.61	[c]	0.61	[c]	5.31	[c]	25	[b]	—
	3/31/15		10.38	0.52	(0.31)	0.21	(0.53)	(0.12)	(0.65)	9.94		3/31/15		2.08	245,574	0.61		0.61		5.10		71		—
	3/31/14		10.51	0.54	0.11	0.65	(0.54)	(0.24)	(0.78)	10.38		3/31/14		6.51	402,054	0.62		0.62		5.26		69		—
	3/31/13		9.96	0.58	0.59	1.17	(0.59)	(0.03)	(0.62)	10.51		3/31/13		12.05	300,278	0.63		0.63		5.72		83		—
	3/31/12		9.99	0.65	(0.03)	0.62	(0.65)	—	(0.65)	9.96		3/31/12		6.54	202,282	0.64		0.64		6.65		62		—
	3/31/11	†	9.74	0.34	0.25	0.59	(0.34)	—	(0.34)	9.99		3/31/11	†	6.09 [b]	176,489	0.65	[c]	0.65	[c]	6.78	[c]	43	[b]	—
	9/30/10		9.04	0.70	0.70	1.40	(0.70)	—	(0.70)	9.74		9/30/10		16.12	166,383	0.66		0.65		7.49		109		—
Retail Class:	9/30/15	§	9.98	0.26	(0.73)	(0.47)	(0.26)	—	(0.26)	9.25	Retail Class:	9/30/15	§	(4.77)[b]	572,865	0.63	[c]	0.63	[c]	5.29	[c]	25	[b]	—
	3/31/15		10.43	0.52	(0.32)	0.20	(0.53)	(0.12)	(0.65)	9.98		3/31/15		1.97	541,978	0.64		0.64		5.11		71		—
	3/31/14		10.56	0.54	0.11	0.65	(0.54)	(0.24)	(0.78)	10.43		3/31/14		6.48	600,237	0.65		0.65		5.23		69		—
	3/31/13		10.01	0.58	0.58	1.16	(0.58)	(0.03)	(0.61)	10.56		3/31/13		11.98	437,147	0.67		0.67		5.67		83		—
	3/31/12		10.03	0.65	(0.02)	0.63	(0.65)	—	(0.65)	10.01		3/31/12		6.63	249,119	0.66		0.66		6.62		62		—
	3/31/11	†	9.78	0.34	0.25	0.59	(0.34)	—	(0.34)	10.03		3/31/11	†	6.11 [b]	169,337	0.59	[c]	0.59	[c]	6.85	[c]	43	[b]	—
	9/30/10		9.08	0.71	0.70	1.41	(0.71)	—	(0.71)	9.78		9/30/10		16.18	156,374	0.58		0.57		7.60		109		—

56	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	57

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,		period			Net assets at	Ratios to average net assets						Portfolio
	or year ended		beginning of period	income (loss)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period		or year ended		Total return	end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

INFLATION-LINKED BOND FUND											INFLATION-LINKED BOND FUND
Institutional Class:	9/30/15	§	$11.52	$0.23	$(0.48)	$(0.25)	$ —	$ —	$ —	$11.27	Institutional Class:	9/30/15	§	(2.17)%[b]	$1,682,744	0.26%[c]		0.26%[c]		4.04%[c]		12%[b]
	3/31/15		11.41	0.02	0.31	0.33	(0.21)	(0.01)	(0.22)	11.52		3/31/15		2.92	1,713,985	0.26		0.26		0.16		17
	3/31/14		12.40	0.20	(1.01)	(0.81)	(0.17)	(0.01)	(0.18)	11.41		3/31/14		(6.55)	1,472,700	0.27		0.27		1.68		10
	3/31/13		12.07	0.21	0.43	0.64	(0.25)	(0.06)	(0.31)	12.40		3/31/13		5.28	1,428,566	0.27		0.27		1.72		14
	3/31/12		11.16	0.36	0.95	1.31	(0.39)	(0.01)	(0.40)	12.07		3/31/12		11.92	1,174,406	0.28		0.28		3.07		13
	3/31/11	†	11.21	0.17	(0.05)	0.12	(0.17)	—	(0.17)	11.16		3/31/11	†	1.05 [b]	771,048	0.29	[c]	0.29	[c]	3.01	[c]	7	[b]
	9/30/10		10.53	0.27	0.67	0.94	(0.26)	—	(0.26)	11.21		9/30/10		9.04	737,043	0.32		0.32		2.47		12
Premier Class:	9/30/15	§	11.49	0.22	(0.48)	(0.26)	—	—	—	11.23	Premier Class:	9/30/15	§	(2.26)[b]	8,479	0.41	[c]	0.41	[c]	3.83	[c]	12	[b]
	3/31/15		11.39	0.01	0.30	0.31	(0.20)	(0.01)	(0.21)	11.49		3/31/15		2.76	7,545	0.42		0.42		0.08		17
	3/31/14		12.38	0.22	(1.05)	(0.83)	(0.15)	(0.01)	(0.16)	11.39		3/31/14		(6.72)	7,433	0.42		0.42		1.90		10
	3/31/13		12.06	0.24	0.38	0.62	(0.24)	(0.06)	(0.30)	12.38		3/31/13		5.12	14,323	0.42		0.42		1.89		14
	3/31/12		11.15	0.37	0.92	1.29	(0.37)	(0.01)	(0.38)	12.06		3/31/12		11.77	18,303	0.43		0.43		3.13		13
	3/31/11	†	11.21	0.16	(0.06)	0.10	(0.16)	—	(0.16)	11.15		3/31/11	†	0.89 [b]	15,832	0.44	[c]	0.44	[c]	2.88	[c]	7	[b]
	9/30/10		10.53	0.13	0.80	0.93	(0.25)	—	(0.25)	11.21		9/30/10		8.89	14,474	0.47		0.47		1.19		12
Retirement Class:	9/30/15	§	11.60	0.22	(0.49)	(0.27)	—	—	—	11.33	Retirement Class:	9/30/15	§	(2.33)[b]	168,375	0.51	[c]	0.51	[c]	3.78	[c]	12	[b]
	3/31/15		11.50	0.04	0.27	0.31	(0.20)	(0.01)	(0.21)	11.60		3/31/15		2.67	166,302	0.51		0.51		0.32		17
	3/31/14		12.50	0.18	(1.03)	(0.85)	(0.14)	(0.01)	(0.15)	11.50		3/31/14		(6.82)	190,395	0.52		0.52		1.54		10
	3/31/13		12.18	0.19	0.42	0.61	(0.23)	(0.06)	(0.29)	12.50		3/31/13		5.02	220,926	0.52		0.52		1.48		14
	3/31/12		11.25	0.36	0.94	1.30	(0.36)	(0.01)	(0.37)	12.18		3/31/12		11.73	191,083	0.53		0.53		3.01		13
	3/31/11	†	11.31	0.15	(0.06)	0.09	(0.15)	—	(0.15)	11.25		3/31/11	†	0.83 [b]	176,090	0.54	[c]	0.54	[c]	2.77	[c]	7	[b]
	9/30/10		10.62	0.24	0.68	0.92	(0.23)	—	(0.23)	11.31		9/30/10		8.80	175,037	0.57		0.57		2.20		12
Retail Class:	9/30/15	§	11.24	0.21	(0.47)	(0.26)	—	—	—	10.98	Retail Class:	9/30/15	§	(2.31)[b]	128,892	0.58	[c]	0.58	[c]	3.74	[c]	12	[b]
	3/31/15		11.16	0.01	0.27	0.28	(0.19)	(0.01)	(0.20)	11.24		3/31/15		2.55	138,801	0.57		0.57		0.08		17
	3/31/14		12.13	0.18	(1.01)	(0.83)	(0.13)	(0.01)	(0.14)	11.16		3/31/14		(6.85)	150,162	0.59		0.59		1.55		10
	3/31/13		11.84	0.17	0.41	0.58	(0.23)	(0.06)	(0.29)	12.13		3/31/13		4.90	220,169	0.58		0.58		1.43		14
	3/31/12		10.95	0.34	0.92	1.26	(0.36)	(0.01)	(0.37)	11.84		3/31/12		11.68	201,227	0.55		0.55		2.91		13
	3/31/11	†	11.00	0.16	(0.05)	0.11	(0.16)	—	(0.16)	10.95		3/31/11	†	0.98 [b]	146,917	0.47	[c]	0.47	[c]	2.80	[c]	7	[b]
	9/30/10		10.34	0.24	0.66	0.90	(0.24)	—	(0.24)	11.00		9/30/10		8.84	147,427	0.49		0.49		2.30		12

SHORT-TERM BOND FUND											SHORT-TERM BOND FUND
Institutional Class:	9/30/15	§	10.39	0.08	(0.04)	0.04	(0.08)	—	(0.08)	10.35	Institutional Class:	9/30/15	§	0.42%[b]	$1,202,315	0.27%[c]		0.27%[c]		1.63%[c]		46%[b]
	3/31/15		10.41	0.13	(0.01)	0.12	(0.13)	(0.01)	(0.14)	10.39		3/31/15		1.18	1,170,805	0.27		0.27		1.28		114
	3/31/14		10.52	0.15	(0.09)	0.06	(0.15)	(0.02)	(0.17)	10.41		3/31/14		0.56	938,244	0.28		0.28		1.42		112
	3/31/13		10.40	0.16	0.13	0.29	(0.16)	(0.01)	(0.17)	10.52		3/31/13		2.82	646,931	0.29		0.29		1.52		78
	3/31/12		10.30	0.20	0.16	0.36	(0.20)	(0.06)	(0.26)	10.40		3/31/12		3.53	431,936	0.31		0.30		1.90		146
	3/31/11	†	10.43	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)	10.30		3/31/11	†	(0.20)[b]	255,835	0.32	[c]	0.30	[c]	2.11	[c]	93	[b]
	9/30/10		10.11	0.28	0.32	0.60	(0.28)	—	(0.28)	10.43		9/30/10		6.05	176,043	0.33		0.30		2.74		95
Premier Class:	9/30/15	§	10.40	0.08	(0.04)	0.04	(0.08)	—	(0.08)	10.36	Premier Class:	9/30/15	§	0.35 [b]	10,881	0.42	[c]	0.42	[c]	1.48	[c]	46	[b]
	3/31/15		10.42	0.12	(0.01)	0.11	(0.12)	(0.01)	(0.13)	10.40		3/31/15		1.02	10,103	0.42		0.42		1.13		114
	3/31/14		10.53	0.13	(0.09)	0.04	(0.13)	(0.02)	(0.15)	10.42		3/31/14		0.41	11,982	0.43		0.43		1.27		112
	3/31/13		10.41	0.15	0.13	0.28	(0.15)	(0.01)	(0.16)	10.53		3/31/13		2.67	16,257	0.44		0.44		1.42		78
	3/31/12		10.31	0.18	0.16	0.34	(0.18)	(0.06)	(0.24)	10.41		3/31/12		3.37	21,211	0.45		0.45		1.75		146
	3/31/11	†	10.43	0.10	(0.12)	(0.02)	(0.10)	—	(0.10)	10.31		3/31/11	†	(0.18)[b]	19,881	0.47	[c]	0.45	[c]	1.95	[c]	93	[b]
	9/30/10		10.11	0.25	0.34	0.59	(0.27)	—	(0.27)	10.43		9/30/10		5.89	19,884	0.48		0.45		2.39		95
Retirement Class:	9/30/15	§	10.40	0.07	(0.04)	0.03	(0.07)	—	(0.07)	10.36	Retirement Class:	9/30/15	§	0.30 [b]	100,166	0.52	[c]	0.52	[c]	1.38	[c]	46	[b]
	3/31/15		10.42	0.11	(0.01)	0.10	(0.11)	(0.01)	(0.12)	10.40		3/31/15		0.92	100,515	0.52		0.52		1.04		114
	3/31/14		10.53	0.12	(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42		3/31/14		0.31	206,496	0.53		0.53		1.18		112
	3/31/13		10.41	0.13	0.14	0.27	(0.14)	(0.01)	(0.15)	10.53		3/31/13		2.56	334,477	0.54		0.54		1.26		78
	3/31/12		10.31	0.17	0.16	0.33	(0.17)	(0.06)	(0.23)	10.41		3/31/12		3.27	188,614	0.55		0.55		1.65		146
	3/31/11	†	10.44	0.10	(0.13)	(0.03)	(0.10)	—	(0.10)	10.31		3/31/11	†	(0.32)[b]	134,128	0.57	[c]	0.55	[c]	1.86	[c]	93	[b]
	9/30/10		10.12	0.25	0.33	0.58	(0.26)	—	(0.26)	10.44		9/30/10		5.79	121,535	0.58		0.55		2.42		95
Retail Class:	9/30/15	§	10.40	0.07	(0.05)	0.02	(0.07)	—	(0.07)	10.35	Retail Class:	9/30/15	§	0.17 [b]	143,251	0.58	[c]	0.58	[c]	1.32	[c]	46	[b]
	3/31/15		10.42	0.10	(0.01)	0.09	(0.10)	(0.01)	(0.11)	10.40		3/31/15		0.87	152,100	0.58		0.58		0.98		114
	3/31/14		10.53	0.12	(0.09)	0.03	(0.12)	(0.02)	(0.14)	10.42		3/31/14		0.25	169,391	0.60		0.60		1.10		112
	3/31/13		10.41	0.13	0.13	0.26	(0.13)	(0.01)	(0.14)	10.53		3/31/13		2.50	184,637	0.60		0.60		1.22		78
	3/31/12		10.31	0.17	0.16	0.33	(0.17)	(0.06)	(0.23)	10.41		3/31/12		3.24	166,750	0.58		0.57		1.64		146
	3/31/11	†	10.44	0.10	(0.13)	(0.03)	(0.10)	—	(0.10)	10.31		3/31/11	†	(0.30)[b]	155,623	0.52	[c]	0.50	[c]	1.91	[c]	93	[b]
	9/30/10		10.12	0.26	0.33	0.59	(0.27)	—	(0.27)	10.44		9/30/10		5.87	149,768	0.50		0.47		2.58		95

58	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	59

Financial highlights	continued

TIAA-CREF Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net	Net realized and	Total gain	Less distributions from		Total	Net asset		For the
	period		value,	investment	unrealized gain	(loss) from	Net	Net	dividends	value,		period			Net assets at	Ratios to average net assets						Portfolio
	or year ended		beginning of period	income (loss)[a]	(loss) on total investments	investment operations	investment income	realized gains	and distributions	end of period		or year ended		Total return	end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

SHORT-TERM BOND INDEX FUND											SHORT-TERM BOND INDEX FUND
Institutional Class:	9/30/15	§^	$10.00	$0.01	$0.01	$0.02	$(0.01)	$ —	$(0.01)	$10.01	Institutional Class:	9/30/15	§^	0.32%[b]	$100,087	1.32%[c]		0.12%[c]		0.80%[c]		6%[b]
Premier Class:	9/30/15	§^	10.00	0.01	0.01	0.02	(0.01)	—	(0.01)	10.01	Premier Class:	9/30/15	§^	0.30 [b]	1,001	1.70	[c]	0.27	[c]	0.65	[c]	6	[b]
Retirement Class:	9/30/15	§^	10.00	0.01	0.01	0.02	(0.01)	—	(0.01)	10.01	Retirement Class:	9/30/15	§^	0.28 [b]	1,562	1.78	[c]	0.37	[c]	0.57	[c]	6	[b]
Retail Class:	9/30/15	§^	10.00	0.01	0.01	0.02	(0.01)	—	(0.01)	10.01	Retail Class:	9/30/15	§^	0.27 [b]	1,237	2.28	[c]	0.47	[c]	0.47	[c]	6	[b]

SOCIAL CHOICE BOND FUND											SOCIAL CHOICE BOND FUND
Institutional Class:	9/30/15	§	10.45	0.12	(0.16)	(0.04)	(0.12)	—	(0.12)	10.29	Institutional Class:	9/30/15	§	(0.37)[b]	345,938	0.40	[c]	0.40	[c]	2.36	[c]	57	[b]
	3/31/15		9.98	0.21	0.60	0.81	(0.21)	(0.13)	(0.34)	10.45		3/31/15		8.19	276,997	0.45		0.40		2.08		459
	3/31/14		10.03	0.17	(0.04)	0.13	(0.17)	(0.01)	(0.18)	9.98		3/31/14		1.33	85,771	0.59		0.40		1.76		393
	3/31/13	*	10.00	0.06	0.08	0.14	(0.06)	(0.05)	(0.11)	10.03		3/31/13	*	1.41 [b]	50,034	1.29	[c]	0.40	[c]	1.18	[c]	186	[b]
Premier Class:	9/30/15	§	10.45	0.11	(0.16)	(0.05)	(0.11)	—	(0.11)	10.29	Premier Class:	9/30/15	§	(0.45)[b]	15,234	0.56	[c]	0.55	[c]	2.27	[c]	57	[b]
	3/31/15		9.98	0.20	0.60	0.80	(0.20)	(0.13)	(0.33)	10.45		3/31/15		8.03	5,359	0.61		0.55		1.93		459
	3/31/14		10.03	0.16	(0.04)	0.12	(0.16)	(0.01)	(0.17)	9.98		3/31/14		1.18	2,019	0.75		0.55		1.64		393
	3/31/13	*	10.00	0.05	0.08	0.13	(0.05)	(0.05)	(0.10)	10.03		3/31/13	*	1.33 [b]	1,013	1.78	[c]	0.55	[c]	1.02	[c]	186	[b]
Retirement Class:	9/30/15	§	10.45	0.11	(0.16)	(0.05)	(0.11)	—	(0.11)	10.29	Retirement Class:	9/30/15	§	(0.50)[b]	168,240	0.65	[c]	0.65	[c]	2.12	[c]	57	[b]
	3/31/15		9.98	0.19	0.60	0.79	(0.19)	(0.13)	(0.32)	10.45		3/31/15		7.93	100,119	0.70		0.65		1.87		459
	3/31/14		10.03	0.16	(0.05)	0.11	(0.15)	(0.01)	(0.16)	9.98		3/31/14		1.08	6,631	0.85		0.65		1.56		393
	3/31/13	*	10.00	0.05	0.08	0.13	(0.05)	(0.05)	(0.10)	10.03		3/31/13	*	1.28 [b]	2,152	1.77	[c]	0.65	[c]	0.97	[c]	186	[b]
Retail Class:	9/30/15	§	10.45	0.11	(0.17)	(0.06)	(0.11)	—	(0.11)	10.28	Retail Class:	9/30/15	§	(0.61)[b]	53,572	0.68	[c]	0.68	[c]	2.07	[c]	57	[b]
	3/31/15		9.98	0.19	0.59	0.78	(0.18)	(0.13)	(0.31)	10.45		3/31/15		7.99	46,434	0.73		0.68		1.83		459
	3/31/14		10.03	0.14	(0.04)	0.10	(0.14)	(0.01)	(0.15)	9.98		3/31/14		0.89	6,717	0.92		0.74		1.45		393
	3/31/13	*	10.00	0.05	0.07	0.12	(0.04)	(0.05)	(0.09)	10.03		3/31/13	*	1.22 [b]	2,755	1.94	[c]	0.75	[c]	0.88	[c]	186	[b]

TAX-EXEMPT BOND FUND											TAX-EXEMPT BOND FUND
Institutional Class:	9/30/15	§	10.82	0.11	(0.13)	(0.02)	(0.11)	—	(0.11)	10.69	Institutional Class:	9/30/15	§	(0.21)[b]	47,187	0.35	[c]	0.35	[c]	1.99	[c]	70	[b]
	3/31/15		10.51	0.24	0.41	0.65	(0.23)	(0.11)	(0.34)	10.82		3/31/15		6.27	43,616	0.35		0.35		2.19		155
	3/31/14		11.08	0.25	(0.51)	(0.26)	(0.25)	(0.06)	(0.31)	10.51		3/31/14		(2.33)	9,626	0.35		0.35		2.33		155
	3/31/13		10.86	0.32	0.30	0.62	(0.32)	(0.08)	(0.40)	11.08		3/31/13		5.74	10,155	0.35		0.35		2.89		49
	3/31/12		10.06	0.34	0.80	1.14	(0.34)	—	(0.34)	10.86		3/31/12		11.46	9,508	0.38		0.35		3.21		59
	3/31/11	†	10.80	0.19	(0.63)	(0.44)	(0.19)	(0.11)	(0.30)	10.06		3/31/11	†	(4.07)[b]	10,003	0.40	[c]	0.35	[c]	3.70	[c]	11	[b]
	9/30/10		10.51	0.38	0.31	0.69	(0.38)	(0.02)	(0.40)	10.80		9/30/10		6.75	14,845	0.38		0.35		3.66		29
Retail Class:	9/30/15	§	10.84	0.09	(0.14)	(0.05)	(0.09)	—	(0.09)	10.70	Retail Class:	9/30/15	§	(0.44)[b]	295,100	0.63	[c]	0.63	[c]	1.72	[c]	70	[b]
	3/31/15		10.52	0.20	0.43	0.63	(0.20)	(0.11)	(0.31)	10.84		3/31/15		6.07	306,179	0.63		0.63		1.90		155
	3/31/14		11.10	0.22	(0.52)	(0.30)	(0.22)	(0.06)	(0.28)	10.52		3/31/14		(2.69)	327,779	0.63		0.63		2.06		155
	3/31/13		10.88	0.29	0.30	0.59	(0.29)	(0.08)	(0.37)	11.10		3/31/13		5.44	397,445	0.63		0.63		2.61		49
	3/31/12		10.07	0.32	0.81	1.13	(0.32)	—	(0.32)	10.88		3/31/12		11.30	341,517	0.62		0.59		2.96		59
	3/31/11	†	10.81	0.18	(0.63)	(0.45)	(0.18)	(0.11)	(0.29)	10.07		3/31/11	†	(4.14)[b]	281,980	0.55	[c]	0.51	[c]	3.56	[c]	11	[b]
	9/30/10		10.52	0.37	0.31	0.68	(0.37)	(0.02)	(0.39)	10.81		9/30/10		6.61	318,965	0.52		0.49		3.52		29

60	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	61

Financial highlights	concluded

TIAA-CREF Funds

			Selected per share data																Ratios and supplemental data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain		Less distributions from			Total	Net asset		For the
	period		value,	investment		unrealized gain	(loss) from		Net	Net		dividends	value,		period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		beginning of period	income (loss)[a]		(loss) on total investments	investment operations		investment income	realized gains		and distributions	end of period		or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

MONEY MARKET FUND														MONEY MARKET FUND
Institutional Class:	9/30/15	§	$1.00	$0.00	[d]	$ —	$0.00	[d]	$(0.00)[d]	$ —		$(0.00)[d]	$1.00	Institutional Class:	9/30/15	§	0.01%[b]		$314,862	0.14%[c]		0.14%[c]		0.01%[c]		—
	3/31/15		1.00	—		—	—		—	—		—	1.00		3/31/15		0.00		316,667	0.14		0.12		0.00		—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	0.00	[d]	(0.00)[d]	1.00		3/31/14		0.01		345,892	0.13		0.13		0.01		—
	3/31/13		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		3/31/13		0.05		293,090	0.14		0.14		0.05		—
	3/31/12		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		3/31/12		0.03		469,588	0.13		0.13		0.03		—
	3/31/11	†	1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		3/31/11	†	0.04	[b]	427,230	0.15	[c]	0.15	[c]	0.09	[c]	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.13		433,888	0.15		0.15		0.13		—
Premier Class:	9/30/15	§	1.00	—		—	—		—	—		—	1.00	Premier Class:	9/30/15	§	0.00	[b]	20,597	0.28	[c]	0.15	[c]	0.00	[c]	—
	3/31/15		1.00	—		—	—		—	—		—	1.00		3/31/15		0.00		4,247	0.29		0.12		0.00		—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/14		0.00		5,371	0.28		0.14		0.00		—
	3/31/13		1.00	—		—	—		—	—		—	1.00		3/31/13		0.00		8,929	0.29		0.19		0.00		—
	3/31/12		1.00	—		—	—		—	—		—	1.00		3/31/12		0.00		6,706	0.28		0.16		0.00		—
	3/31/11	†	1.00	—		—	—		—	—		—	1.00		3/31/11	†	0.00	[b]	15,678	0.30	[c]	0.23	[c]	0.00	[c]	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.00		12,431	0.29		0.27		0.00		—
Retirement Class:	9/30/15	§	1.00	—		—	—		—	—		—	1.00	Retirement Class:	9/30/15	§	0.00	[b]	89,189	0.39	[c]	0.15	[c]	0.00	[c]	—
	3/31/15		1.00	—		—	—		—	—		—	1.00		3/31/15		0.00		88,424	0.39		0.12		0.00		—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/14		0.00		90,363	0.38		0.14		0.00		—
	3/31/13		1.00	—		—	—		—	—		—	1.00		3/31/13		0.00		73,609	0.39		0.19		0.00		—
	3/31/12		1.00	—		—	—		—	—		—	1.00		3/31/12		0.00		80,690	0.39		0.16		0.00		—
	3/31/11	†	1.00	—		—	—		—	—		—	1.00		3/31/11	†	0.00	[b]	64,760	0.40	[c]	0.23	[c]	0.00	[c]	—
	9/30/10		1.00	0.00	[d]	—	0.00	[d]	(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.00		79,434	0.40		0.27		0.00		—
Retail Class:	9/30/15	§	1.00	—		—	—		—	—		—	1.00	Retail Class:	9/30/15	§	0.00	[b]	346,108	0.48	[c]	0.14	[c]	0.00	[c]	—
	3/31/15		1.00	—		—	—		—	—		—	1.00		3/31/15		0.00		365,853	0.48		0.12		0.00		—
	3/31/14		1.00	0.00	[d]	—	0.00	[d]	—	0.00	[d]	—	1.00		3/31/14		0.00		415,477	0.50		0.14		0.00		—
	3/31/13		1.00	—		—	—		—	—		—	1.00		3/31/13		0.00		429,522	0.51		0.19		0.00		—
	3/31/12		1.00	—		—	—		—	—		—	1.00		3/31/12		0.00		486,370	0.44		0.16		0.00		—
	3/31/11	†	1.00	—		—	—		—	—		—	1.00		3/31/11	†	0.00	[b]	582,093	0.39	[c]	0.23	[c]	0.00	[c]	—
	9/30/10		1.00	0.00	[d]	—	—		(0.00)[d]	—		(0.00)[d]	1.00		9/30/10		0.00		650,426	0.33		0.27		0.00		—

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[g]	Does not include in-kind transactions.
§	Unaudited
†	Amounts shown are for the six-month period ended March 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to March 31.
*	The Fund commenced operations on September 21, 2012.
^	The Fund commenced operations on August 7, 2015.

62	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	63

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Short-Term Bond Index Fund commenced operations on August 7, 2015.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-

dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

64	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncements: In June 2014, the FASB issued Accounting Standards Update No. 2014-11 Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financing, and Disclosures (the “Update”). The Update will require, among other items, additional disclosures for transactions that are accounted for as secured borrowings, such as loaned securities. The Update is effective for annual reporting periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Funds adopted the Update for this semiannual report. The adoption of the Update did not have a material impact on the Funds’ financial statements and notes disclosure.

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize all investments for which the fair value is measured using the net asset value per share practical expedient from the fair value hierarchy. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The ASU is effective for public business entities for fiscal years beginning December 15, 2015, and for interim periods within those fiscal years. The Funds expect to adopt the ASU for the March 31, 2016 annual report. Management is currently evaluating the impact of the ASU’s adoption on the Funds’ financial statements and notes disclosures.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF (“Final Rule”), which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management has implemented changes that were effective in 2015 and will continue to evaluate the implication of these amendments and the impact of the Final Rule to the Fund’s financial statements and related disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	65

Notes to financial statements (unaudited)

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Unfunded loan commitment: Unfunded loan commitments are marked-to-market daily based upon a price supplied by a pricing service. Unfunded loan commitments are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2015, there were no material transfers between levels by the Funds.

As of September 30, 2015, 100% of the value of investments in the Bond Index Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Index Fund, Tax-Exempt Bond Fund and Money Market Fund were valued based on Level 2 inputs. The High-Yield Fund held a Level 3 security valued at zero.

The following table summarizes the market value of the Funds’ investments as of September 30, 2015, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond
Bank loan obligations	$–	$36,081,929	$–	$36,081,929
Corporate bonds	–	1,119,930,378	–	1,119,930,378
Government bonds	–	998,950,368	–	998,950,368
Structured assets	–	600,986,981	1,103,493	602,090,474
Short-term investments	–	401,032,181	–	401,032,181
Unfunded loan commitment	–	(7,914)	–	(7,914)
Total	$–	$3,156,973,923	$1,103,493	$3,158,077,416
Bond Plus
Bank loan obligations	$–	$136,182,520	$–	$136,182,520
Corporate bonds	–	1,275,912,224	–	1,275,912,224
Government bonds	–	1,072,298,006	–	1,072,298,006
Structured assets	–	393,771,900	1,783,842	395,555,742
Short-term investments	–	463,840,619	–	463,840,619
Unfunded loan commitment	–	(45,009)	–	(45,009)
Total	$–	$3,341,960,260	$1,783,842	$3,343,744,102
Short-Term Bond
Bank loan obligations	$–	$50,750,244	$–	$50,750,244
Corporate bonds	–	555,824,733	–	555,824,733
Government bonds	–	397,150,694	–	397,150,694
Structured assets	–	427,019,172	–	427,019,172
Short-term investments	–	28,298,153	–	28,298,153
Futures*	(599,815)	–	–	(599,815)
Total	$(599,815)	$1,459,042,996	$–	$1,458,443,181
Social Choice Bond
Bank loan obligations	$–	$6,070,555	$–	$6,070,555
Corporate bonds	–	229,036,107	–	229,036,107
Government bonds	–	254,757,230	–	254,757,230
Structured assets	–	80,381,167	331,878	80,713,045
Preferred stocks	273,235	–	–	273,235
Short-term investments	–	6,800,081	–	6,800,081
Total	$273,235	$577,045,140	$331,878	$577,650,253

* Derivative instruments are not reflected in the Summary portfolio of investments.

66	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At September 30, 2015, the Short-Term Bond Fund invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contracts	Location	amount	Location	amount
Short-Term Bond Fund
Interest rate contracts	Futures*	(599,815)

*	The fair value presented includes cumulative gain (loss) on open futures contracts and open centrally cleared swap contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended September 30, 2015, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss )	(depreciation	)
Bond Plus Fund
Credit contracts	Swap transactions	$389,599	$83,685
High-Yield Fund
Credit contracts	Swap transactions	(1,242,875)	(174,955)
Interest rate contracts	Futures transactions	(1,122,068)	193,869

Futures contracts: The Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended September 30, 2015, the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 5% of net assets.

At September 30, 2015, the Short-Term Bond Fund held the following open futures contracts:

	Number of	Settlement	Expiration	Unrealized
	contracts	value	date	gain (loss )
US 5 Year Note (CBT)	500	$(60,257,813)	12/31/2015	$(512,889)
US 10 Year Note (CBT)	55	(7,080,391)	12/21/2015	(86,926)
Total	555	$(67,338,204)		$(599,815)

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	67

Notes to financial statements (unaudited)

Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the period ended September 30, 2015, the Bond Plus Fund and the High-Yield Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 2% of net assets.

There were no open credit default swap contracts outstanding as of September 30, 2015.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of

Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations is paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

For the Money Market Fund, TPIS waived a portion of distribution Rule 12b-1 plan expenses on the Retail Class, and Advisors is reimbursing certain other Retail Class expenses. TPIS waived a portion of the distribution Rule 12b-1 plan expenses on the Premier Class and Advisors waived a portion of Service Agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time. The amounts waived and reimbursed are disclosed on the Statements of Operations.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of September 30, 2015, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

		Investment
	Investment	management
	management	fee–effective	Service
	fee range	rate	agreement fee	Distribution fee		Maximum expense amounts‡
			Retirement	Premier	Retail	Institutional	Premier	Retirement	Retail
Fund			Class	Class	Class	Class	Class	Class	Class
Bond*	0.26%–0.30%	0.29%	0.25%	0.15%	0.25%	0.35%	0.50%	0.60%	0.70%
Bond Index	0.10	0.10	0.25	0.15	0.25	0.13	0.28	0.38	0.48
Bond Plus*	0.26–0.30	0.29	0.25	0.15	0.25	0.35	0.50	0.60	0.70
High-Yield*	0.31–0.35	0.34	0.25	0.15	0.25	0.40	0.55	0.65	0.75
Inflation-Linked Bond*	0.21–0.25	0.24	0.25	0.15	0.25	0.30	0.45	0.55	0.65
Short-Term Bond*	0.21–0.25	0.25	0.25	0.15	0.25	0.30	0.45	0.55	0.65
Short-Term Bond Index	0.07	0.07	0.25	0.15	0.25	0.12	0.27	0.37	0.47
Social Choice Bond*	0.31–0.35	0.35	0.25	0.15	0.25	0.40	0.55	0.65	0.75
Tax-Exempt Bond*	0.26–0.30	0.30	–	–	0.25	0.35	–	–	0.70
Money Market	0.10	0.10	0.25	0.15	0.25	0.15	0.30	0.40	0.50

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2016. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of the Short-Term Bond Index Fund and the Social Choice Bond Fund, TIAA, an affiliate, invested in the Funds. In addition, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

68	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of September 30, 2015:

			TIAA-CREF		TIAA-CREF
		TIAA-CREF	Lifecycle Index	TIAA-CREF	Managed
Underlying Fund	TIAA	Lifecycle Funds	Funds	Lifestyle Funds	Allocation Fund	TIAA Access	Total
Bond	–%	74%	–%	1%	–%	1%	76%
Bond Index	–	–	17	–	–	1	18
Bond Plus	–	53	–	4	9	2	68
High-Yield	–	26	–	–	–	–	26
Inflation-Linked Bond	–	20	4	–	–	–	24
Short-Term Bond	–	27	–	3	–	2	32
Short-Term Bond Index	24	–	75	–	–	–	99
Social Choice Bond	9	–	–	–	–	–	9
Money Market	–	–	–	–	–	1	1

TIAA-CREF Tuition Financing, Inc. (“TFI”), a direct wholly owned subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of September 30, 2015, four 529 Plans owned 18%, 17%, 7%, and 6%, respectively, of the Bond Index Fund, one 529 Plan owned 10% of the Bond Plus Fund, four 529 Plans owned 14%, 12%, 7%, and 5%, respectively, of the Inflation-Linked Bond Fund, one 529 Plan owned 10% of the Money Market Fund, and three 529 Plans owned 9%, 6% and 6%, respectively, of the Short-Term Bond Fund.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Mortgage dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Bond Fund, the Bond Plus Fund, and the High-Yield Fund entered into a loan commitment to fund a portion of a delayed draw term-loan facility. The Funds are obligated to fund this loan commitment at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At September 30, 2015, the Funds had unfunded loan commitments of $633,094, $3,600,719, and $10,070,144, respectively. The unfunded loan commitment is marked-to-market daily and any unrealized appreciation (depreciation) is included as an asset (liability) on the Statements of Assets and Liabilities. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of Operations.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	69

Notes to financial statements (unaudited)	concluded

Net unrealized appreciation (depreciation): At September 30, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

				Net
		Gross	Gross	unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation )
Bond	$3,161,473,104	$33,217,908	$(36,605,682)	$(3,387,774)
Bond Index	5,879,065,964	110,664,609	(37,357,513)	73,307,096
Bond Plus	3,367,605,738	33,477,137	(57,293,764)	(23,816,627)
High-Yield	3,467,247,153	24,211,734	(267,874,124)	(243,662,390)
Inflation-Linked Bond	1,980,891,032	57,482,648	(52,150,268)	5,332,380
Short-Term Bond	1,459,415,731	4,468,399	(4,841,134)	(372,735)
Short-Term Bond Index	103,513,887	51,659	(56,789)	(5,130)
Social Choice Bond	577,346,457	4,596,215	(4,292,419)	303,796
Tax-Exempt Bond	314,584,785	5,555,663	(456,938)	5,098,725

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended September 30, 2015 were as follows:

	Non-U.S.	U.S.	Non-U.S.	U.S.
	government	government	government	government
Fund	purchases	purchases	sales	sales
Bond	$671,653,186	$3,710,239,581	$551,896,418	$3,721,532,698
Bond Index	272,731,943	806,059,723	166,997,430	564,996,743
Bond Plus	773,359,058	3,615,199,655	664,766,836	3,550,742,077
High-Yield Bond	1,107,403,953	–	738,867,484	–
Inflation-Linked Bond	9,488,275	254,170,259	–	237,735,922
Short-Term Bond	328,718,371	387,708,111	331,224,773	318,870,273
Short-Term Bond Index	32,214,675	73,901,459	52,312	2,546,781
Social Choice Bond	256,253,810	197,050,661	94,468,727	181,842,027
Tax-Exempt Bond	–	234,659,486	–	265,449,034

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended March 31, 2015 was as follows:

	Ordinary	Long-term
Fund	income	capital gains	Total
Bond	$78,881,480	$3,979,991	$82,861,471
Bond Index	122,444,246	2,825,958	125,270,204
Bond Plus	93,594,356	11,410,253	105,004,609
High-Yield	154,015,359	28,407,365	182,422,724
Inflation-Linked Bond	34,488,997	1,537,223	36,026,220
Short-Term Bond	18,063,196	499,747	18,562,943
Social Choice Bond	8,231,575	–	8,231,575
Tax-Exempt Bond*	8,269,497	1,804,790	10,074,287
Money Market	–	–	–
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2015 of $6,610,678.

The tax character of the fiscal year 2016 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Short-Term Bond Index Fund and the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended September 30, 2015, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

70	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Approval of investment management agreement (unaudited)

Board approval of the investment management agreement for the TIAA-CREF Short-Term Bond Index Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series, including the new TIAA-CREF Short-Term Bond Index Fund (the “Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

Overview of the approval process

The Board held a meeting on July 14, 2015, at which it considered the initial approval of the Agreement with respect to the Fund using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. During a series of meetings held prior to the July 2015 Board meeting, the Board and the Operations Committee requested information and follow-up materials from TAI representatives, with input from legal counsel to the Trustees and legal counsel to TAI and the Trust, and evaluated the information produced.

Among other matters, the Board and the Operations Committee requested and reviewed reports with respect to the Fund by the Board Reporting and Compliance unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Lipper produced, among other information, expense comparison data regarding the Fund, including data relating to the Fund’s management fee rate and total expense ratio. Lipper also compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper.

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any potential profits to be earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this regard, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits anticipated to be realized by TAI, which is also true of their assessment of the Fund’s management fee rate and other aspects of the proposed approval of the Agreement.

In advance of the Board meeting held on July 14, 2015, legal counsel to the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to approve the Agreement for the Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) a description of any proposed fee waiver or expense reimbursement arrangements; (2) a comparison of the Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (3) any “fall-out” benefits reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (4) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (5) information as to any potential profits to be earned by TAI in connection with its services pursuant to the Agreement; (6) a copy of the Agreement and certain related agreements between the Trust and affiliates of TAI; and (7) proposed narrative explanations of reasons why the Board should approve the Agreement.

In considering whether to approve the Agreement with respect to the Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services to be provided by TAI to the Fund; (2) the costs of the services to be provided to the Fund and the potential profits (if any) to be realized by TAI and its affiliates from their relationship with the Fund; (3) fees charged by certain other advisers to certain comparable funds; (4) the extent to which economies of scale are anticipated to be realized as the Fund grows; (5) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (7) any other benefits anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the Agreement.

In reaching its decisions regarding the approval of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, information provided to the Board in connection with the March 2015 renewal of the Agreement for each then-existing series of the Trust and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Trust. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	71

Approval of investment management agreement (unaudited)

In deciding whether to approve the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for the Fund. At its meeting on July 14, 2015, the Board voted unanimously to approve the Agreement for the Fund. Set forth below are certain general and specific factors the Board considered for the Fund.

The nature, extent and quality of services

The Board considered that TAI is an experienced investment adviser that has managed the existing series of the Trust since their operations commenced. Investment professionals at TAI or its affiliates also manage accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds and the TIAA Separate Account VA-1. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the Fund investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Fund. In particular, the Board reviewed the proposed portfolio management team’s experience. The Board considered that TAI has carried out these responsibilities in a competent and professional manner with respect to the existing series of the Trust.

In addition, the Board considered the nature and quality of non-portfolio management services currently provided to the Trust to be provided to the Fund by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Cost and profitability

The Board considered pro forma financial and profitability data relating to TAI with respect to the Fund. The Board considered TAI’s projected profit (or loss) calculations with respect to its services to the Fund both before and after taking into account the costs to be incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. These calculations also took into consideration any potential fall-out benefits to TAI or its affiliates. These estimates projected that the Fund would likely be profitable for TAI in a few years. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services to be provided to the Fund. The Board concluded that any estimated profits to be earned by TAI on its services to the Fund in future years were not excessive in light of various relevant factors.

During its ongoing review of TAI’s potential profits, the Board has noted its efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rate charged to the Fund under the Agreement was lower than the management fee rates charged to many or most other comparable mutual funds. In its ongoing review process, the Board has also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. Additionally, the Board has also considered in its ongoing review process the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Lipper bases its comparisons on financial data relating to fiscal periods that differ from the period for which the Fund’s data are derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement for the Fund was within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI is anticipated to experience economies of scale in connection with the operation of the Fund. In this regard, the Board considered TAI’s representation that the fee rate in the Agreement is at a low level as compared to its peer groups of mutual funds. Based on all factors considered, the Board concluded that the Fund’s fee schedule was within an acceptable range in light of projected economies of scale considerations and estimated asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliates provide similar investment management services to portions of other investment companies. The Board considered the management fee rates actually charged to other investment companies that have portions of their portfolios managed under similar strategies to the Fund. During its ongoing review process, the Board has also considered TAI’s representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other investment companies, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI or its affiliates; (4) may target different types of investors; and/or (5) may be packaged with other products, and that these factors, among others, could justify different management fee rate schedules.

Other benefits

The Board also considered additional benefits to the Fund and TAI and its affiliates that could potentially arise from the Agreement. For example, TAI and its affiliates may benefit from

72	2015 Semiannual Report ■ TIAA-CREF Funds: Fixed-Income Funds

concluded

the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and the Fund may benefit from economies of scale to the extent that the Fund is managed in the same manner and by the same personnel as portions of certain of the CREF Accounts. TAI and the Fund may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Fund may be utilized as an investment option for other products offered by TAI and its affiliates, like education savings plans and insurance company separate accounts.

Specific factors

The Board considered the following specific factors (among others) in connection with its determination to approve the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. The specific management fee and expense factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the Retirement, Premier and Retail Classes of the Fund, the expenses and performance of these other Classes will differ from the expenses and performance shown for the Institutional Class.

•	The Fund’s proposed annual contractual management fee rate is 0.07% of average daily net assets.
•	The Fund’s proposed total expenses, actual management fees and contractual management fees were in the 1st, 2nd and 1st quintiles of their expense group and in the 2nd, 1st and 2nd quintiles of their expense universe, respectively, within the group of comparable funds selected by Lipper for expense comparison purposes and the universe of comparable funds selected by Lipper for expense comparison purposes.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the Fund.

TIAA-CREF Funds: Fixed-Income Funds ■ 2015 Semiannual Report	73

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Premier and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank	deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2015 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.3%

AUTOMOBILES & COMPONENTS - 0.1%
$446,625	i	Dealer Tire LLC	5.500%	12/22/21	$448,581
1,732,500	i	Gates Global LLC	4.250	07/05/21	1,638,443
		TOTAL AUTOMOBILES & COMPONENTS			2,087,024

CAPITAL GOODS - 0.1%
250,000	i	CHI Overhead Doors, Inc	4.750	07/31/22	249,453
822,109	i	Otter Products LLC	5.750	06/03/20	800,183
300,000	i	Plaze, Inc	5.250	07/31/22	299,250
		TOTAL CAPITAL GOODS			1,348,886

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
729,488	i	Creative Artists Agency LLC	9.000	12/17/21	729,794
200,000	h,i	Staples, Inc	3.500	04/24/21	198,826
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			928,620

CONSUMER SERVICES - 0.2%
900,000	i	Jackson Hewitt Tax Service, Inc	8.000	06/25/21	882,000
900,000	i	Knowledge Universe Education LLC	6.000	08/13/22	886,500
2,573,759	i	Spin Holdco, Inc	4.250	11/14/19	2,520,688
		TOTAL CONSUMER SERVICES			4,289,188

DIVERSIFIED FINANCIALS - 0.1%
500,000	h,i	DTZ US Borrower LLC	4.250	11/04/21	494,220
496,256	i	DTZ US Borrower LLC	4.250	11/04/21	490,520
235,224	i	TransFirst, Inc	4.750	11/12/21	234,490
888,722	i	TransUnion LLC	3.500	04/09/21	878,724
		TOTAL DIVERSIFIED FINANCIALS			2,097,954

ENERGY - 0.0%
41,303	i	Granite Acquisition, Inc	5.000	12/19/21	40,408
931,657	i	Granite Acquisition, Inc	5.000	12/19/21	911,468
		TOTAL ENERGY			951,876

FOOD & STAPLES RETAILING - 0.0%
1,188,227	i	Albertson’s Holdings LLC	5.500	08/25/21	1,187,490
		TOTAL FOOD & STAPLES RETAILING			1,187,490

FOOD, BEVERAGE & TOBACCO - 0.0%
255,000	i	Hostess Brands LLC	4.500	08/03/22	255,077
164,029	i	Post Holdings, Inc	3.750	06/02/21	163,906
		TOTAL FOOD, BEVERAGE & TOBACCO			418,983
1

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
$802,419	i	Capsugel Holdings US, Inc	3.500%	08/01/18	$799,121
1,211,977	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,208,692
1,974,811	i	HCA, Inc	3.077	05/01/18	1,972,106
1,974,874	i	Kinetic Concepts, Inc	4.500	05/04/18	1,968,298
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,948,217

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
929,508	i	Visant Corp	7.000	09/23/21	853,595
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			853,595

INSURANCE - 0.0%
665,240	i	Acrisure LLC	5.250	05/19/22	643,619
		TOTAL INSURANCE			643,619

MATERIALS - 0.2%
997,463	i	Eco Services Operations LLC	4.750	12/04/21	992,475
1,313,333	i	Signode Industrial Group US, Inc	3.750	05/01/21	1,301,842
360,000	i	Solenis International LP	7.750	07/31/22	342,601
1,974,747		Tronox Pigments, B.V.	4.250	03/19/20	1,719,571
		TOTAL MATERIALS			4,356,489

MEDIA - 0.1%
900,000	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	899,154
496,954	i	CSC Holdings LLC	2.694	04/17/20	493,147
700,000	i	CSC Holdings LLC	5.000	09/25/22	695,450
1,714,030	i	Univision Communications, Inc	4.000	03/01/20	1,701,449
504,991	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	497,103
		TOTAL MEDIA			4,286,303

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
112,500	i	Endo Luxembourg Finance I Co Sarl	3.750	09/26/22	112,043
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			112,043

SOFTWARE & SERVICES - 0.2%
1,400,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	1,190,000
920,653	i	IMS Health, Inc	3.500	03/17/21	915,479
734,146	i	Mitchell International, Inc	4.500	10/13/20	730,020
346,435	i	P2 Lower Acquisition LLC	5.500	10/22/20	347,086
668,246	i	ProQuest LLC	5.250	10/24/21	667,130
31,390	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	31,410
198,430	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	198,556
		TOTAL SOFTWARE & SERVICES			4,079,681

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,122,188	i	CommScope, Inc	3.750	12/29/22	1,119,853
920,723	i	Sensata Technologies BV	3.000	10/11/21	918,421
451,636	i	Zebra Technologies Corp	4.750	10/27/21	453,687
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,491,961

		TOTAL BANK LOAN OBLIGATIONS			36,081,929
		(Cost $36,738,217)
2

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 96.3%

CORPORATE BONDS - 39.6%

AUTOMOBILES & COMPONENTS - 0.2%
$675,000	g	Gates Global LLC	6.000%	07/15/22	$543,375
2,000,000		Johnson Controls, Inc	4.625	07/02/44	1,836,368
1,750,000		Magna International, Inc	3.625	06/15/24	1,700,018
375,000		Magna International, Inc	4.150	10/01/25	375,193
150,000	g	ZF North America Capital, Inc	4.000	04/29/20	142,594
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	141,750
150,000	g	ZF North America Capital, Inc	4.750	04/29/25	137,062
		TOTAL AUTOMOBILES & COMPONENTS			4,876,360

BANKS - 5.5%
1,500,000	g	Akbank TAS	4.000	01/24/20	1,411,695
1,350,000	g	Akbank TAS	5.125	03/31/25	1,218,375
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,007,500
1,850,000	g	Banco Santander Mexico S.A.	4.125	11/09/22	1,826,690
700,000		Bancolombia S.A.	5.950	06/03/21	732,375
500,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	508,845
1,690,000		Bank of America Corp	5.300	03/15/17	1,775,328
1,125,000		Bank of America Corp	6.000	09/01/17	1,212,462
5,000,000		Bank of America Corp	4.000	01/22/25	4,890,520
2,100,000		Bank of America Corp	3.950	04/21/25	2,043,800
2,500,000		Bank of America Corp	4.750	04/21/45	2,397,702
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,024,986
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,377,653
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,488,280
3,475,000		Barclays plc	2.750	11/08/19	3,497,567
3,350,000		Barclays plc	3.650	03/16/25	3,198,399
650,000		Branch Banking & Trust Co	2.300	10/15/18	659,079
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,524,250
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,039,159
2,050,000		Citigroup, Inc	1.300	11/15/16	2,054,381
3,325,000		Citigroup, Inc	3.300	04/27/25	3,240,046
3,400,000		Citigroup, Inc	4.400	06/10/25	3,420,913
1,650,000		Citigroup, Inc	4.450	09/29/27	1,637,934
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	376,741
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	1,291,952
2,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	2,187,518
2,550,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	2,582,041
1,700,000	g	Credit Agricole S.A.	2.750	06/10/20	1,724,504
1,675,000	g	Credit Agricole S.A.	4.375	03/17/25	1,617,434
2,325,000		Discover Bank	3.100	06/04/20	2,347,892
2,625,000		Fifth Third Bancorp	2.375	04/25/19	2,650,284
1,450,000	g	HSBC Bank plc	1.500	05/15/18	1,442,102
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,430,418
3

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$675,000		HSBC Holdings plc	6.500%	09/15/37	$794,907
1,400,000		HSBC USA, Inc	2.375	11/13/19	1,397,082
2,500,000		HSBC USA, Inc	2.350	03/05/20	2,465,815
4,150,000		HSBC USA, Inc	2.750	08/07/20	4,163,409
1,000,000	g	Industrial & Commercial Bank of China Ltd	4.875	09/21/25	983,632
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,773,123
4,900,000		JPMorgan Chase & Co	3.900	07/15/25	5,012,690
1,400,000		JPMorgan Chase & Co	4.250	10/01/27	1,394,957
4,625,000		JPMorgan Chase & Co	4.850	02/01/44	4,832,029
4,400,000		JPMorgan Chase & Co	4.950	06/01/45	4,415,761
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	707,115
4,620,000		KeyBank NA	2.500	12/15/19	4,677,990
1,675,000		KeyBank NA	2.250	03/16/20	1,671,779
4,000,000		KeyBank NA	3.300	06/01/25	3,963,932
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	904,908
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,534,927
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,023,889
2,000,000	g	PKO Finance AB	4.630	09/26/22	2,062,600
2,075,000		PNC Bank NA	2.200	01/28/19	2,097,547
2,425,000		PNC Bank NA	2.250	07/02/19	2,440,253
4,150,000		PNC Bank NA	2.600	07/21/20	4,204,830
1,750,000		PNC Bank NA	2.700	11/01/22	1,688,603
3,050,000		PNC Bank NA	2.950	01/30/23	2,984,385
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,517,746
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,026,633
2,200,000		Royal Bank of Canada	2.200	07/27/18	2,233,112
1,000,000	g	Shinhan Bank	2.250	04/15/20	993,722
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,041,157
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,709,410
900,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	916,213
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,034,650
850,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	835,091
525,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	511,219
400,000	g	Turkiye Is Bankasi	3.750	10/10/18	385,693
1,000,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,003,500
1,750,000		Union Bank NA	2.125	06/16/17	1,768,571
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,592,608
4,135,000		US Bank NA	2.800	01/27/25	4,028,164
2,150,000		Westpac Banking Corp	2.250	01/17/19	2,180,496
1,800,000	g	Zenith Bank plc	6.250	04/22/19	1,620,000
		TOTAL BANKS			154,432,973

CAPITAL GOODS - 1.1%
2,775,000		Caterpillar Financial Services Corp	2.250	12/01/19	2,785,456
2,775,000		Caterpillar Financial Services Corp	3.250	12/01/24	2,726,512
1,675,000	g	CRH America, Inc	3.875	05/18/25	1,678,295
675,000		Eaton Corp	4.000	11/02/32	648,506
750,000		Embraer Netherlands Finance BV	5.050	06/15/25	693,937
1,875,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,841,796
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	498,460
1,975,000		John Deere Capital Corp	2.450	09/11/20	1,991,874
2,325,000		John Deere Capital Corp	3.400	09/11/25	2,339,475
4

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,426,000	g	Myriad International Holdings BV	5.500%	07/21/25	$1,398,107
677,295	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	170,001
1,250,000		Rockwell Automation, Inc	2.050	03/01/20	1,254,798
1,275,000		Rockwell Automation, Inc	2.875	03/01/25	1,266,808
725,000	g	Schaeffler Finance BV	4.750	05/15/21	714,125
1,700,000	g	Siemens Financieringsmaatschappij NV	4.400	05/27/45	1,741,033
2,290,000	g	Stena AB	7.000	02/01/24	2,026,650
2,775,000		Timken Co	3.875	09/01/24	2,667,719
1,000,000	g	TSMC Global Ltd	1.625	04/03/18	990,999
1,050,000		United Technologies Corp	4.500	06/01/42	1,071,761
1,700,000		United Technologies Corp	4.150	05/15/45	1,650,549
		TOTAL CAPITAL GOODS			30,156,861

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,435,326
110,000		21st Century Fox America, Inc	7.625	11/30/28	141,158
85,000		21st Century Fox America, Inc	6.550	03/15/33	101,763
730,000		21st Century Fox America, Inc	6.650	11/15/37	871,539
600,000		21st Century Fox America, Inc	6.900	08/15/39	733,541
250,000		ADT Corp	6.250	10/15/21	257,812
225,000	g	AECOM Technology Corp	5.750	10/15/22	226,687
575,000	g	AECOM Technology Corp	5.875	10/15/24	579,312
1,425,000		Air Lease Corp	3.875	04/01/21	1,442,813
3,000,000	g	Daimler Finance North America LLC	3.300	05/19/25	2,902,548
7,000,000		Fluor Corp	3.500	12/15/24	7,118,538
1,495,000		Republic Services, Inc	3.800	05/15/18	1,568,852
2,400,000		Republic Services, Inc	3.550	06/01/22	2,460,794
1,700,000		Republic Services, Inc	3.200	03/15/25	1,654,333
650,000		United Rentals North America, Inc	5.500	07/15/25	607,750
1,500,000		Waste Management, Inc	2.600	09/01/16	1,520,430
2,800,000		Waste Management, Inc	2.900	09/15/22	2,774,318
500,000		Waste Management, Inc	3.900	03/01/35	471,344
550,000		Waste Management, Inc	4.100	03/01/45	515,395
725,000	g	XPO Logistics, Inc	6.500	06/15/22	613,078
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			30,997,331

CONSUMER DURABLES & APPAREL - 0.1%
1,200,000		DR Horton, Inc	3.750	03/01/19	1,207,500
1,100,000		PVH Corp	4.500	12/15/22	1,064,250
500,000		Whirlpool Corp	3.700	03/01/23	502,375
		TOTAL CONSUMER DURABLES & APPAREL			2,774,125

CONSUMER SERVICES - 0.2%
1,800,000	g	1011778 BC / New Red Fin	6.000	04/01/22	1,827,000
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,820,658
600,000		Speedway Motorsports, Inc	5.125	02/01/23	588,000
		TOTAL CONSUMER SERVICES			4,235,658

DIVERSIFIED FINANCIALS - 4.8%
750,000		Abbey National Treasury Services plc	4.000	04/27/16	763,500
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	612,000
1,250,000		AGL Capital Corp	4.400	06/01/43	1,217,075
5

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		American Express Centurion Bank	6.000%	09/13/17	$1,622,431
2,700,000		American Express Credit Corp	2.250	08/15/19	2,709,612
2,450,000		American Express Credit Corp	2.375	05/26/20	2,451,117
4,150,000		American Honda Finance Corp	2.450	09/24/20	4,147,784
7,750,000	g,i	Armor Re Ltd	4.060	12/15/16	7,812,775
580,000		Bank of New York Mellon Corp	5.450	05/15/19	645,374
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,557,865
1,775,000	g	Bayer US Finance LLC	3.375	10/08/24	1,785,203
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	982,500
1,500,000	g	Comcel Trust	6.875	02/06/24	1,477,500
1,475,000		Credit Suisse	2.300	05/28/19	1,482,487
2,575,000		Credit Suisse	3.000	10/29/21	2,578,788
1,525,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	1,526,412
1,650,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,603,071
1,700,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,666,876
1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,490,964
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,653,358
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,539,630
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	863,646
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,155,770
3,325,000		Ford Motor Credit Co LLC	3.157	08/04/20	3,321,429
3,325,000		Ford Motor Credit Co LLC	4.134	08/04/25	3,311,331
8,300,000		General Electric Capital Corp	2.200	01/09/20	8,393,367
2,425,000		General Electric Capital Corp	3.100	01/09/23	2,480,334
810,000		General Electric Capital Corp	6.875	01/10/39	1,134,382
2,350,000		General Motors Financial Co, Inc	3.200	07/13/20	2,321,436
360,000		General Motors Financial Co, Inc	4.375	09/25/21	367,122
1,750,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,773,769
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,580,199
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	399,324
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	608,576
1,910,000		Goldman Sachs Group, Inc	5.150	05/22/45	1,875,828
1,100,000	g	Hyundai Capital America	2.600	03/19/20	1,094,558
525,000		Icahn Enterprises LP	4.875	03/15/19	525,789
2,000,000	g	ICICI Bank Ltd	3.500	03/18/20	2,019,768
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,023,500
350,000		Legg Mason, Inc	2.700	07/15/19	352,124
475,000		Legg Mason, Inc	3.950	07/15/24	476,564
2,650,000		Morgan Stanley	1.875	01/05/18	2,656,076
2,250,000		Morgan Stanley	2.650	01/27/20	2,260,784
5,050,000		Morgan Stanley	2.800	06/16/20	5,086,340
400,000		Morgan Stanley	3.750	02/25/23	408,805
5,475,000		Morgan Stanley	3.700	10/23/24	5,503,339
1,975,000		Morgan Stanley	4.000	07/23/25	2,019,297
3,225,000		Morgan Stanley	4.350	09/08/26	3,243,076
1,750,000		Morgan Stanley	3.950	04/23/27	1,686,200
2,000,000		Morgan Stanley	6.375	07/24/42	2,474,924
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	706,571
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,526,465
500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	496,816
450,000	g	NewStar Financial, Inc	7.250	05/01/20	447,750
950,000		Textron, Inc	3.875	03/01/25	952,962
6

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,650,000	g	UBS Group Funding Jersey Ltd	2.950%	09/24/20	$1,653,265
850,000		Unilever Capital Corp	3.100	07/30/25	864,123
5,000,000		Wells Fargo & Co	3.550	09/29/25	5,006,080
4,150,000		Wells Fargo & Co	4.300	07/22/27	4,231,498
1,680,000		Wells Fargo & Co	3.900	05/01/45	1,548,629
		TOTAL DIVERSIFIED FINANCIALS			133,178,138

ENERGY - 2.9%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,325,005
365,000		Anadarko Petroleum Corp	6.950	06/15/19	411,930
2,590,000		Ashland, Inc	3.875	04/15/18	2,609,425
500,000		Ashland, Inc	4.750	08/15/22	465,625
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,028,577
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,412,859
450,000		California Resources Corp	5.000	01/15/20	289,404
250,000		California Resources Corp	6.000	11/15/24	150,000
795,000		Calumet Specialty Products Partners LP	6.500	04/15/21	715,500
500,000	i	Chesapeake Energy Corp	3.539	04/15/19	355,000
3,500,000		Chevron Corp	2.355	12/05/22	3,385,837
2,050,000		Cimarex Energy Co	4.375	06/01/24	1,996,684
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,781,250
2,000,000		Continental Resources, Inc	5.000	09/15/22	1,750,000
500,000		Dynegy, Inc	6.750	11/01/19	501,250
1,100,000		Ecopetrol S.A.	5.375	06/26/26	959,750
450,000		Ecopetrol S.A.	5.875	05/28/45	339,750
480,000		Enbridge Energy Partners LP	5.200	03/15/20	514,563
2,250,000		Enterprise Products Operating LLC	3.750	02/15/25	2,150,559
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,369,914
675,000		EP Energy LLC	6.375	06/15/23	499,500
1,425,000		Exterran Partners LP	6.000	10/01/22	1,193,437
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,449,109
1,350,000	g	Indo Energy Finance II BV	6.375	01/24/23	567,000
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,212,178
525,000		Marathon Petroleum Corp	3.625	09/15/24	507,567
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,164,000
1,000,000		Noble Energy, Inc	5.625	05/01/21	1,006,000
1,725,000		Noble Energy, Inc	3.900	11/15/24	1,604,904
350,000		Noble Energy, Inc	5.250	11/15/43	311,139
775,000		Noble Holding International Ltd	4.000	03/16/18	734,103
1,050,000		Noble Holding International Ltd	3.950	03/15/22	790,160
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,151,468
700,000		ONE Gas, Inc	3.610	02/01/24	723,997
500,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	186,250
500,000		Peabody Energy Corp	6.000	11/15/18	130,000
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	386,060
500,000		Pemex Project Funding Master Trust	6.625	06/15/35	468,750
1,500,000	g	Pertamina Persero PT	4.300	05/20/23	1,368,522
350,000	i	Petrobras Global Finance BV	1.953	05/20/16	329,875
675,000		Petrobras Global Finance BV	2.000	05/20/16	648,675
1,000,000	i	Petrobras Global Finance BV	2.429	01/15/19	690,000
2,025,000		Petrobras Global Finance BV	6.250	03/17/24	1,478,250
885,000		Petrobras International Finance Co	3.875	01/27/16	869,513
7

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$700,000		Petrobras International Finance Co	3.500%	02/06/17	$622,125
1,875,000		Petroleos Mexicanos	3.500	07/18/18	1,895,625
170,000		Petroleos Mexicanos	8.000	05/03/19	192,100
1,500,000	g	Petroleos Mexicanos	3.500	07/23/20	1,454,063
300,000	g	Petroleos Mexicanos	4.250	01/15/25	274,500
1,425,000	g	Petroleos Mexicanos	4.500	01/23/26	1,313,708
1,880,000		Petroleos Mexicanos	5.500	06/27/44	1,508,700
700,000		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	673,750
2,800,000		Phillips 66	4.875	11/15/44	2,699,900
615,000		Pioneer Natural Resources Co	7.500	01/15/20	707,200
6,725,000		Plains All American Pipeline LP	3.600	11/01/24	6,296,792
1,625,000		Plains Exploration & Production Co	6.500	11/15/20	1,461,484
625,000		Precision Drilling Corp	6.500	12/15/21	531,250
468,000		Questar Market Resources, Inc	6.875	03/01/21	430,560
530,000		Regency Energy Partners LP	5.875	03/01/22	543,275
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	465,000
500,000		Sabine Pass LNG LP	6.500	11/01/20	483,750
1,275,000		Southwestern Energy Co	4.050	01/23/20	1,267,798
2,325,000		Southwestern Energy Co	4.950	01/23/25	2,069,152
675,000		Statoil ASA	1.200	01/17/18	671,558
1,700,000		Statoil ASA	2.450	01/17/23	1,621,225
1,325,000		Statoil ASA	4.250	11/23/41	1,306,744
750,000		Talisman Energy, Inc	3.750	02/01/21	707,352
450,000	g	Targa Resources Partners LP	5.000	01/15/18	428,625
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,002,929
870,000		TransCanada Pipelines Ltd	5.850	03/15/36	940,832
495,000	g	Ultra Petroleum Corp	6.125	10/01/24	282,150
500,000		Vale Overseas Ltd	4.375	01/11/22	442,365
480,000		Vale Overseas Ltd	6.875	11/21/36	381,120
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,290,000
		TOTAL ENERGY			82,948,971

FOOD & STAPLES RETAILING - 0.9%
4,825,000		CVS Health Corp	2.800	07/20/20	4,902,566
1,800,000		CVS Health Corp	3.375	08/12/24	1,809,365
3,425,000		CVS Health Corp	3.875	07/20/25	3,532,004
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,644,000
3,250,000		Kroger Co	2.950	11/01/21	3,257,264
5,150,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	5,219,829
5,650,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	5,626,694
		TOTAL FOOD & STAPLES RETAILING			25,991,722

FOOD, BEVERAGE & TOBACCO - 1.6%
1,500,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,243,125
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,385,630
875,000		ConAgra Foods, Inc	3.200	01/25/23	838,019
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,760,040
1,600,000		Diageo Capital plc	2.625	04/29/23	1,542,162
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,064,625
3,000,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	2,807,280
1,425,000		General Mills, Inc	2.200	10/21/19	1,438,633
1,624,000	g	HJ Heinz Co	4.875	02/15/25	1,733,493
8

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,125,000	g	HJ Heinz Co	3.950%	07/15/25	$1,151,561
1,000,000	g	JM Smucker Co	3.500	03/15/25	994,199
650,000		Mondelez International, Inc	4.125	02/09/16	657,179
6,770,000		Mondelez International, Inc	4.000	02/01/24	7,018,066
78,000		PepsiCo, Inc	7.900	11/01/18	92,214
4,950,000		PepsiCo, Inc	3.500	07/17/25	5,081,140
1,125,000		PepsiCo, Inc	4.250	10/22/44	1,113,155
2,475,000		PepsiCo, Inc	4.600	07/17/45	2,588,033
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	526,490
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,531,972
4,000,000		Philip Morris International, Inc	3.250	11/10/24	3,996,856
200,000		Philip Morris International, Inc	6.375	05/16/38	249,382
1,400,000		Reynolds American, Inc	3.250	06/12/20	1,439,525
3,225,000		Reynolds American, Inc	4.450	06/12/25	3,375,869
775,000		Tyson Foods, Inc	3.950	08/15/24	789,726
500,000		Tyson Foods, Inc	4.875	08/15/34	509,775
		TOTAL FOOD, BEVERAGE & TOBACCO			44,928,149

HEALTH CARE EQUIPMENT & SERVICES - 1.4%
600,000		Becton Dickinson & Co	1.750	11/08/16	603,314
1,150,000		Becton Dickinson & Co	3.734	12/15/24	1,171,190
2,825,000		Becton Dickinson & Co	4.685	12/15/44	2,829,009
375,000		CHS/Community Health Systems	6.875	02/01/22	382,954
750,000		Covidien International Finance S.A.	3.200	06/15/22	757,581
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,829,903
1,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	1,067,500
2,700,000		HCA, Inc	6.500	02/15/20	2,943,000
725,000		Laboratory Corp of America Holdings	2.625	02/01/20	726,786
1,175,000		Laboratory Corp of America Holdings	3.600	02/01/25	1,137,946
750,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	727,500
2,075,000		McKesson Corp	4.883	03/15/44	2,087,732
4,975,000		Medtronic, Inc	2.500	03/15/20	5,042,352
4,150,000		Medtronic, Inc	3.500	03/15/25	4,236,220
4,725,000		Medtronic, Inc	4.625	03/15/45	4,874,896
2,150,000		Quest Diagnostics, Inc	3.500	03/30/25	2,088,510
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	527,907
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,479,574
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	809,251
2,600,000		Zimmer Holdings, Inc	2.700	04/01/20	2,609,685
2,825,000		Zimmer Holdings, Inc	3.550	04/01/25	2,767,466
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			40,700,276

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
2,500,000		Colgate-Palmolive Co	4.000	08/15/45	2,500,632
800,000		Ecolab, Inc	1.450	12/08/17	796,064
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,296,696

INSURANCE - 2.5%
750,000		Aetna, Inc	1.500	11/15/17	750,743
285,000		Aetna, Inc	6.625	06/15/36	351,959
1,225,000		Allstate Corp	3.150	06/15/23	1,238,126
1,225,000		Allstate Corp	4.500	06/15/43	1,232,726
9

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,675,000		American International Group, Inc	2.300%	07/16/19	$1,688,420
350,000		American International Group, Inc	4.500	07/16/44	343,870
1,700,000		American International Group, Inc	4.800	07/10/45	1,736,492
1,800,000		Children’s Hospital Medic	4.268	05/15/44	1,753,182
500,000		Chubb Corp	6.000	05/11/37	612,437
235,000		Cigna Corp	5.125	06/15/20	262,453
2,000,000		Cigna Corp	4.500	03/15/21	2,149,270
1,275,000		Cigna Corp	3.250	04/15/25	1,229,808
5,300,000	g	Five Corners Funding Trust	4.419	11/15/23	5,545,369
1,275,000		Lincoln National Corp	7.000	06/15/40	1,639,182
3,100,000	g,i	Merna Reinsurance IV Ltd	2.480	04/08/16	3,098,760
1,125,000		MetLife, Inc	6.750	06/01/16	1,169,424
4,700,000		MetLife, Inc	4.368	09/15/23	5,051,348
2,525,000		MetLife, Inc	3.000	03/01/25	2,447,515
2,675,000		MetLife, Inc	4.050	03/01/45	2,501,962
1,700,000	i	MetLife, Inc	5.250	12/30/49	1,687,250
450,000		Principal Financial Group, Inc	1.850	11/15/17	452,793
1,500,000		Progressive Corp	3.750	08/23/21	1,603,447
630,000		Prudential Financial, Inc	7.375	06/15/19	741,831
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,181,661
1,375,000		Prudential Financial, Inc	5.100	08/15/43	1,458,874
2,675,000	i	Prudential Financial, Inc	5.200	03/15/44	2,628,187
3,350,000	i	Prudential Financial, Inc	5.375	05/15/45	3,324,875
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,454,949
1,525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,486,352
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,265,606
615,000		Travelers Cos, Inc	5.800	05/15/18	680,223
3,325,000		UnitedHealth Group, Inc	2.700	07/15/20	3,402,486
1,625,000		UnitedHealth Group, Inc	3.750	07/15/25	1,680,387
3,325,000		UnitedHealth Group, Inc	4.750	07/15/45	3,513,325
3,000,000		WellPoint, Inc	3.125	05/15/22	2,970,339
1,500,000		WellPoint, Inc	4.625	05/15/42	1,478,829
3,350,000		Willis Group Holdings plc	4.125	03/15/16	3,391,088
410,000		WR Berkley Corp	5.375	09/15/20	457,147
		TOTAL INSURANCE			69,662,695

MATERIALS - 2.3%
125,000		Alcoa, Inc	5.125	10/01/24	117,812
1,525,000	g	Anglo American Capital plc	3.625	05/14/20	1,330,710
1,225,000	g	Anglo American Capital plc	4.875	05/14/25	981,335
2,060,000		Barrick Gold Corp	4.100	05/01/23	1,842,888
250,000	g,h	Berry Plastics Escrow LLC	6.000	10/15/22	250,625
550,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	556,613
450,000	g,h	Blue Cube Spinco, Inc	9.750	10/15/23	468,000
235,000	g,h	Blue Cube Spinco, Inc	10.000	10/15/25	244,106
350,000	g	Cascades, Inc	5.500	07/15/22	332,500
500,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	491,405
475,000	g	Cemex Finance LLC	6.000	04/01/24	432,250
275,000	g	Cemex SAB de C.V.	6.125	05/05/25	250,250
800,000		Corning, Inc	1.450	11/15/17	800,309
300,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	300,155
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	646,021
10

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,425,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500%	09/16/25	$1,368,675
600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.875	11/04/44	506,858
2,243,000		Crown Americas LLC	6.250	02/01/21	2,324,309
1,815,000		Crown Americas LLC	4.500	01/15/23	1,783,238
5,125,000		Dow Chemical Co	3.500	10/01/24	4,903,231
335,000		Eastman Chemical Co	5.500	11/15/19	374,203
1,500,000		Eastman Chemical Co	3.800	03/15/25	1,464,873
1,225,000		Fibria Overseas Finance Ltd	5.250	05/12/24	1,179,063
4,100,000	g	Georgia-Pacific LLC	2.539	11/15/19	4,120,783
4,000,000	g	Glencore Funding LLC	2.500	01/15/19	3,410,000
1,300,000	g	Glencore Funding LLC	4.625	04/29/24	975,000
1,700,000	g	Glencore Funding LLC	4.000	04/16/25	1,313,250
200,000	g	GTL Trade Finance, Inc	5.893	04/29/24	164,500
450,000		Hexion US Finance Corp	8.875	02/01/18	356,535
1,450,000		Hexion US Finance Corp	6.625	04/15/20	1,232,500
6,779,000		International Paper Co	4.750	02/15/22	7,323,415
700,000		International Paper Co	4.800	06/15/44	646,533
900,000	g	Klabin Finance S.A.	5.250	07/16/24	796,500
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,078,255
1,375,000		LyondellBasell Industries NV	4.625	02/26/55	1,169,868
350,000	g	Mexichem SAB de C.V.	5.875	09/17/44	295,750
2,921,000		Monsanto Co	2.200	07/15/22	2,705,281
1,350,000		Nucor Corp	4.000	08/01/23	1,376,162
1,750,000	g	OCP S.A.	5.625	04/25/24	1,785,070
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	725,850
3,950,000		Packaging Corp of America	3.650	09/15/24	3,918,467
840,000		Rio Tinto Finance USA plc	2.250	12/14/18	835,182
3,045,000		Rock Tenn Co	3.500	03/01/20	3,152,394
702,229	g	Samarco Mineracao S.A.	5.375	09/26/24	578,461
845,000	g	Sealed Air Corp	5.250	04/01/23	847,113
300,000		Steel Dynamics, Inc	5.125	10/01/21	284,250
875,000		Teck Resources Ltd	2.500	02/01/18	704,375
1,025,000		Teck Resources Ltd	3.750	02/01/23	625,250
275,000		Teck Resources Ltd	6.000	08/15/40	151,250
500,000		Teck Resources Ltd	5.200	03/01/42	276,250
1,500,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,443,750
335,000	g	Univar, Inc	6.750	07/15/23	311,550
600,000		Vale S.A.	5.625	09/11/42	417,282
		TOTAL MATERIALS			65,970,255

MEDIA - 2.2%
1,900,000		AMC Entertainment, Inc	5.875	02/15/22	1,909,500
1,700,000		CBS Corp	2.300	08/15/19	1,686,320
1,150,000		CBS Corp	4.000	01/15/26	1,131,130
750,000		CBS Corp	4.600	01/15/45	660,558
2,750,000	g	CCO Safari II LLC	3.579	07/23/20	2,729,939
855,000	g	CCO Safari II LLC	4.464	07/23/22	854,980
3,425,000	g	CCO Safari II LLC	4.908	07/23/25	3,409,957
1,450,000		Cinemark USA, Inc	4.875	06/01/23	1,388,375
4,775,000		Comcast Corp	4.250	01/15/33	4,736,394
1,700,000		Comcast Corp	4.600	08/15/45	1,738,794
3,050,000		DIRECTV Holdings LLC	4.450	04/01/24	3,132,414
11

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$90,000	g	Gannett Co, Inc	4.875%	09/15/21	$88,200
150,000	g	Gannett Co, Inc	5.500	09/15/24	145,875
875,000		Grupo Televisa SAB	5.000	05/13/45	790,458
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,380,192
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,478,661
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,164,336
500,000		Nielsen Finance LLC	4.500	10/01/20	501,250
125,000	g	Nielsen Finance LLC	5.000	04/15/22	120,938
1,080,000	g	Numericable Group S.A.	6.000	05/15/22	1,040,850
2,250,000		Outfront Media Capital LLC	5.250	02/15/22	2,244,375
1,700,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,682,944
2,150,000	g	Sky plc	2.625	09/16/19	2,163,620
4,800,000		Time Warner Cable, Inc	4.000	09/01/21	4,896,403
250,000		Time Warner Cable, Inc	5.875	11/15/40	238,070
4,350,000		Time Warner, Inc	2.100	06/01/19	4,353,906
4,000,000		Time Warner, Inc	4.750	03/29/21	4,349,768
5,000,000		Time Warner, Inc	3.600	07/15/25	4,909,300
565,000		Time Warner, Inc	6.500	11/15/36	656,798
1,500,000		Time Warner, Inc	4.650	06/01/44	1,432,023
475,000	g	Time, Inc	5.750	04/15/22	445,313
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,090,000
1,585,000		Viacom, Inc	2.500	12/15/16	1,602,827
1,500,000		Viacom, Inc	5.850	09/01/43	1,393,143
300,000	g	Virgin Media Finance plc	6.000	10/15/24	288,750
		TOTAL MEDIA			62,836,361

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
4,325,000		AbbVie, Inc	2.500	05/14/20	4,301,411
900,000		Actavis Funding SCS	3.000	03/12/20	901,010
1,450,000		Actavis Funding SCS	3.800	03/15/25	1,402,768
2,950,000		Amgen, Inc	2.200	05/22/19	2,959,006
1,700,000		Amgen, Inc	4.400	05/01/45	1,561,804
1,650,000		Biogen, Inc	2.900	09/15/20	1,663,126
1,850,000		Celgene Corp	2.875	08/15/20	1,866,920
2,850,000		Celgene Corp	3.875	08/15/25	2,851,756
3,325,000		Gilead Sciences, Inc	2.550	09/01/20	3,346,031
1,575,000		Gilead Sciences, Inc	3.700	04/01/24	1,612,247
1,675,000		Gilead Sciences, Inc	3.650	03/01/26	1,680,683
480,000		Life Technologies Corp	3.500	01/15/16	483,128
725,000		Mylan, Inc	2.550	03/28/19	714,366
550,000		Perrigo Co plc	4.000	11/15/23	546,896
2,575,000		Perrigo Finance plc	3.500	12/15/21	2,542,596
2,100,000		Perrigo Finance plc	3.900	12/15/24	2,069,134
650,000		Perrigo Finance plc	4.900	12/15/44	617,866
1,300,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	1,292,687
875,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	831,250
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			33,244,685

REAL ESTATE - 1.3%
345,000		AMB Property LP	4.500	08/15/17	361,992
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,101,952
1,100,000		Brixmor Operating Partnership LP	3.875	08/15/22	1,110,067
12

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,225,000		Brixmor Operating Partnership LP	3.850%	02/01/25	$2,161,492
630,000		Camden Property Trust	4.625	06/15/21	679,832
1,650,000		Camden Property Trust	2.950	12/15/22	1,601,215
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,034,098
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,116,610
650,000		Equinix, Inc	4.875	04/01/20	661,375
600,000		Equity One, Inc	3.750	11/15/22	587,875
850,000		Essex Portfolio LP	3.375	01/15/23	847,448
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	560,371
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	318,252
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,628,118
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	825,225
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	661,774
2,250,000		Highwoods Realty LP	5.850	03/15/17	2,394,909
2,050,000		Kilroy Realty LP	3.800	01/15/23	2,040,818
750,000		Kilroy Realty LP	4.375	10/01/25	757,133
2,375,000		Liberty Property LP	4.125	06/15/22	2,433,634
700,000		Mid-America Apartments LP	4.300	10/15/23	719,044
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,178,520
575,000		National Retail Properties, Inc	3.800	10/15/22	582,988
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,046,532
40,000		Regency Centers LP	5.875	06/15/17	42,663
1,100,000		Regency Centers LP	3.900	11/01/25	1,109,137
470,000		Simon Property Group LP	10.350	04/01/19	591,014
825,000	g	Trust F/1401	5.250	12/15/24	843,563
995,000		Ventas Realty LP	4.125	01/15/26	1,003,395
400,000		Weingarten Realty Investors	3.375	10/15/22	395,457
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,843,451
475,000		Weingarten Realty Investors	4.450	01/15/24	493,375
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,016,875
2,225,000		Welltower, Inc	4.000	06/01/25	2,225,274
		TOTAL REAL ESTATE			36,975,478

RETAILING - 0.8%
200,000	g	Argos Merger Sub, Inc	7.125	03/15/23	202,250
1,667,000		AutoNation, Inc	5.500	02/01/20	1,825,365
1,025,000		AutoNation, Inc	3.350	01/15/21	1,036,099
3,200,000		AutoZone, Inc	2.500	04/15/21	3,170,301
1,100,000		AutoZone, Inc	3.250	04/15/25	1,079,486
145,000	g	Family Tree Escrow LLC	5.750	03/01/23	150,437
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	768,924
2,175,000		Home Depot, Inc	3.350	09/15/25	2,215,910
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,073,480
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	638,681
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,793,829
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,750,120
375,000		QVC, Inc	5.125	07/02/22	385,620
2,000,000		Sally Holdings LLC	5.750	06/01/22	2,085,000
600,000		Tiffany & Co	3.800	10/01/24	593,259
		TOTAL RETAILING			23,768,761
13

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
$1,690,000		Intel Corp	2.450%	07/29/20	$1,712,536
2,850,000		Intel Corp	3.700	07/29/25	2,928,142
1,700,000		Intel Corp	4.900	07/29/45	1,760,229
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,400,907

SOFTWARE & SERVICES - 0.9%
800,000		Baidu, Inc	3.000	06/30/20	794,780
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	10,032,883
1,700,000		Fiserv, Inc	2.700	06/01/20	1,713,515
1,700,000		Microsoft Corp	3.500	02/12/35	1,581,546
325,000		NCR Corp	5.875	12/15/21	318,500
300,000	g	Open Text Corp	5.625	01/15/23	297,562
4,200,000		Oracle Corp	2.500	05/15/22	4,139,419
4,200,000		Oracle Corp	2.950	05/15/25	4,096,462
1,700,000		Oracle Corp	4.125	05/15/45	1,605,097
300,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	281,625
275,000	g	SS&C Technologies Holdings, Inc	5.875	07/15/23	279,813
		TOTAL SOFTWARE & SERVICES			25,141,202

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
2,275,000		Amphenol Corp	3.125	09/15/21	2,299,556
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,700
725,000	g	CommScope, Inc	5.000	06/15/21	708,687
725,000	g	CommScope, Inc	5.500	06/15/24	692,375
956,000		Flextronics International Ltd	4.625	02/15/20	984,680
415,000		General Electric Co	5.250	12/06/17	449,450
1,175,000		General Electric Co	2.700	10/09/22	1,178,362
1,975,000		Hewlett-Packard Co	2.750	01/14/19	2,016,740
700,000		Hewlett-Packard Co	3.750	12/01/20	723,785
1,550,000	g,h	Hewlett-Packard Enterprise Co	3.600	10/15/20	1,549,566
1,650,000	g,h	Hewlett-Packard Enterprise Co	4.900	10/15/25	1,645,463
550,000	g	International Game Technology	5.625	02/15/20	533,500
3,000,000	g	Keysight Technologies, Inc	4.550	10/30/24	2,923,167
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,257,324
1,825,000	g	NXP BV	3.750	06/01/18	1,829,563
1,700,000		QUALCOMM, Inc	3.450	05/20/25	1,605,953
1,500,000		Scientific Games Corp	8.125	09/15/18	1,395,000
2,675,000		Seagate HDD Cayman	4.750	01/01/25	2,561,989
1,925,000	g	Seagate HDD Cayman	4.875	06/01/27	1,791,378
175,000	g	Sensata Technologies BV	5.625	11/01/24	174,563
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,822,067
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,077,046
525,000	g	Zebra Technologies Corp	7.250	10/15/22	559,125
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			32,880,039

TELECOMMUNICATION SERVICES - 2.3%
2,000,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	1,962,776
200,000	g	Altice Financing S.A.	6.625	02/15/23	192,000
975,000		American Tower Corp	3.500	01/31/23	939,637
2,450,000		AT&T, Inc	2.450	06/30/20	2,416,374
2,950,000		AT&T, Inc	2.625	12/01/22	2,813,562
3,050,000		AT&T, Inc	3.400	05/15/25	2,912,457
14

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,275,000		AT&T, Inc	4.500%	05/15/35	$3,003,342
1,175,000		AT&T, Inc	4.750	05/15/46	1,077,271
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,581,720
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	253,361
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	901,143
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	868,372
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	995,064
1,900,000	g	ENTEL Chile S.A.	4.750	08/01/26	1,827,785
1,375,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,130,937
750,000	g	Oi S.A.	5.750	02/10/22	348,750
500,000		Orange S.A.	5.500	02/06/44	544,960
150,000		Sprint Corp	7.250	09/15/21	122,812
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,526,057
2,300,000		Telefonica Emisiones SAU	4.570	04/27/23	2,405,943
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	1,895,250
425,000		T-Mobile USA, Inc	6.375	03/01/25	405,875
3,000,000		Verizon Communications, Inc	0.700	11/02/15	3,000,516
5,128,000		Verizon Communications, Inc	2.625	02/21/20	5,158,988
1,925,000		Verizon Communications, Inc	3.450	03/15/21	1,975,868
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,189,973
9,100,000		Verizon Communications, Inc	4.400	11/01/34	8,471,154
8,322,000		Verizon Communications, Inc	4.272	01/15/36	7,533,807
2,662,000		Verizon Communications, Inc	5.012	08/21/54	2,434,809
1,475,000	g	VimpelCom Holdings BV	5.950	02/13/23	1,342,846
475,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	470,250
1,175,000		Windstream Corp	6.375	08/01/23	846,704
		TOTAL TELECOMMUNICATION SERVICES			63,550,363

TRANSPORTATION - 1.6%
1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,265,305
4,025,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	4,051,203
3,825,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	3,866,505
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,733,486
900,000	g	Bombardier, Inc	5.500	09/15/18	778,500
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,219,911
775,000		Canadian Pacific Railway Co	4.800	08/01/45	776,855
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	699,310
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	804,704
1,150,000		FedEx Corp	2.300	02/01/20	1,155,220
1,400,000		FedEx Corp	3.200	02/01/25	1,358,678
1,175,000		FedEx Corp	4.100	02/01/45	1,064,986
1,262,000		GATX Corp	1.250	03/04/17	1,255,315
4,240,000		GATX Corp	2.500	03/15/19	4,235,858
1,450,000		GATX Corp	2.500	07/30/19	1,451,182
1,150,000		GATX Corp	3.250	03/30/25	1,088,026
1,175,000		GATX Corp	5.200	03/15/44	1,206,846
1,700,000		GATX Corp	4.500	03/30/45	1,503,596
6,000,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	5,896,710
2,225,000		Kansas City Southern Railway Co	4.950	08/15/45	2,244,406
1,000,000	g	Latam Airlines Group S.A.	7.250	06/09/20	885,000
2,500,000		Norfolk Southern Corp	4.450	06/15/45	2,417,095
375,000		Northrop Grumman Corp	1.750	06/01/18	373,872
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,275,000		Southwest Airlines Co	2.750%	11/06/19	$1,299,290
1,750,000	g	TTX Co	3.600	01/15/25	1,769,743
1,125,000		United Parcel Service, Inc	3.625	10/01/42	1,071,355
		TOTAL TRANSPORTATION			46,472,957

UTILITIES - 3.2%
225,000	i	AES Corp	3.324	06/01/19	213,750
1,385,000		AES Corp	7.375	07/01/21	1,436,937
1,000,000		AES Corp	4.875	05/15/23	877,500
1,000,000		Alabama Power Co	3.550	12/01/23	1,033,971
725,000		Alabama Power Co	4.150	08/15/44	698,814
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,942,730
2,200,000		AmeriGas Finance LLC	3.750	05/01/21	2,183,500
1,870,000		AmeriGas Partners LP	6.250	08/20/19	1,888,700
775,000		Atmos Energy Corp	8.500	03/15/19	928,641
1,825,000		Atmos Energy Corp	4.125	10/15/44	1,728,979
1,250,000	g	Autoridad del Canal de Panama	4.950	07/29/35	1,238,534
1,175,000		Berkshire Hathaway Energy Co	3.500	02/01/25	1,182,063
1,075,000		Black Hills Corp	4.250	11/30/23	1,132,902
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,687,396
225,000		Carolina Power & Light Co	5.700	04/01/35	267,780
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	170,326
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	789,765
1,100,000	g	CEZ AS.	4.250	04/03/22	1,157,603
395,000		Commonwealth Edison Co	5.900	03/15/36	477,246
415,000		Connecticut Light & Power Co	5.500	02/01/19	465,732
1,300,000		Connecticut Light & Power Co	4.300	04/15/44	1,334,248
1,700,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,612,560
1,625,000		Dominion Gas Holdings LLC	3.600	12/15/24	1,618,583
2,825,000		Dominion Gas Holdings LLC	4.600	12/15/44	2,690,214
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	285,594
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	688,735
1,725,000		Duke Energy Progress, Inc	4.150	12/01/44	1,736,614
1,500,000	g,i	Electricite de France	5.625	12/30/49	1,482,000
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,225,250
1,500,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,408,875
1,950,000		Exelon Corp	3.950	06/15/25	1,968,991
1,425,000		Exelon Corp	5.100	06/15/45	1,456,236
550,000		Ferrellgas Partners LP	6.750	01/15/22	511,500
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,277,430
335,000		Florida Power Corp	6.400	06/15/38	439,791
630,000		Indiana Michigan Power Co	7.000	03/15/19	728,560
555,000		Integrys Energy Group, Inc	4.170	11/01/20	596,514
2,000,000	g	Israel Electric Corp Ltd	5.000	11/12/24	2,040,720
195,000	g	Kansas Gas & Electric	6.700	06/15/19	226,911
1,900,000	g	KazMunayGas National Co JSC	4.400	04/30/23	1,596,000
2,025,000	g	KazMunayGas National Co JSC	4.875	05/07/25	1,701,000
775,000		Kinder Morgan, Inc	9.000	02/01/19	915,456
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	750,442
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,211,842
2,500,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,472,822
2,100,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,047,288
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$945,000		MPLX LP	4.000%	02/15/25	$867,162
	630,000		Nevada Power Co	6.500	08/01/18	710,787
	700,000		NiSource Finance Corp	4.800	02/15/44	724,466
	1,025,000		Northeast Utilities	1.450	05/01/18	1,016,910
	1,975,000		Northern States Power Co	5.350	11/01/39	2,317,005
	900,000		NRG Energy, Inc	6.250	05/01/24	794,250
	1,525,000		NSTAR Electric Co	4.400	03/01/44	1,572,961
	1,000,000		NTPC Ltd	5.625	07/14/21	1,096,069
	1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,446,168
	150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	200,592
	925,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	822,077
	2,750,000		Pacific Gas & Electric Co	4.300	03/15/45	2,728,896
	885,000		Pepco Holdings, Inc	2.700	10/01/15	885,000
	1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,698,665
	135,000		Potomac Electric Power Co	7.900	12/15/38	195,038
	3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,073,892
	1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,028,591
	565,000		Progress Energy, Inc	7.050	03/15/19	653,947
	1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,996,852
	440,000		Public Service Electric & Gas Co	5.300	05/01/18	482,690
	1,500,000		QEP Resources, Inc	5.375	10/01/22	1,267,500
	1,150,000		Sempra Energy	2.875	10/01/22	1,128,133
	1,375,000		Southern California Edison Co	4.650	10/01/43	1,491,097
	1,700,000		Spectra Energy Partners LP	4.500	03/15/45	1,442,848
	450,000		Tampa Electric Co	4.100	06/15/42	442,756
	550,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	514,938
	845,000		Virginia Electric and Power Co	2.950	01/15/22	852,596
	500,000		WEC Energy Group, Inc	3.550	06/15/25	508,044
	850,000		Williams Partners LP	3.600	03/15/22	782,634
	825,000		Williams Partners LP	4.500	11/15/23	773,522
	1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	980,319
	470,000		Xcel Energy, Inc	4.800	09/15/41	485,965
			TOTAL UTILITIES			94,509,415

			TOTAL CORPORATE BONDS			1,119,930,378
			(Cost $1,129,625,312)

GOVERNMENT BONDS - 35.4%

AGENCY SECURITIES - 0.5%
	3,739,628		AMAL Ltd	3.465	08/21/21	3,952,458
	1,000,000		Amber Circle Funding Ltd	3.250	12/04/22	990,620
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,529,745
	300,938		Totem Ocean Trailer Express, Inc	4.514	12/18/19	318,221
	1,800,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,870,866
			TOTAL AGENCY SECURITIES			17,661,910

FOREIGN GOVERNMENT BONDS - 3.5%
	1,065,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,014,412
	977,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	1,104,010
	1,125,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	888,750
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	954,640
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$2,975,000		Brazilian Government International Bond	4.250%	01/07/25	$2,603,125
	1,670,000		Brazilian Government International Bond	7.125	01/20/37	1,561,450
	600,000		Brazilian Government International Bond	5.000	01/27/45	448,500
	700,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	707,393
	1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	994,753
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,289,175
COP	1,667,000,000		Colombia Government International Bond	4.375	03/21/23	442,150
	$1,000,000		Colombia Government International Bond	4.500	01/28/26	972,500
	1,325,000		Colombia Government International Bond	5.625	02/26/44	1,235,562
	1,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,316,250
	2,900,000	g	Croatia Government International Bond	6.375	03/24/21	3,118,532
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,414,778
	$1,500,000	g	Dominican Republic International Bond	5.500	01/27/25	1,447,500
	2,000,000	g	Ecuador Government International Bond	10.500	03/24/20	1,500,000
	1,450,000	g	Egypt Government International Bond	5.875	06/11/25	1,370,250
	395,000		European Investment Bank	4.875	02/15/36	497,245
	1,000,000		Export-Import Bank of Korea	2.250	01/21/20	997,781
	1,450,000	g	Gabonese Republic	6.950	06/16/25	1,217,826
	700,000	g	Guatemala Government Bond	4.875	02/13/28	680,750
	1,380,000		Hungary Government International Bond	5.750	11/22/23	1,535,250
	1,500,000	g	Indonesia Government International Bond	3.375	04/15/23	1,366,871
	1,240,000		Israel Government International Bond	4.500	01/30/43	1,245,084
	1,205,000		Italy Government International Bond	6.875	09/27/23	1,529,140
	1,050,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	909,056
	1,500,000		Jamaica Government International Bond	7.875	07/28/45	1,500,000
	1,000,000	g	Kazakhstan Government International Bond	3.875	10/14/24	900,000
	1,000,000	g	Kazakhstan Government International Bond	6.500	07/21/45	939,150
	3,000,000	g,i	Kommunalbanken AS.	0.513	02/20/18	3,008,916
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,021,273
	750,000		Korea Development Bank	2.500	03/11/20	757,695
	3,325,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,278,776
	1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,091,071
	2,698,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	2,643,306
	1,000,000	g	Lithuania Government International Bond	6.625	02/01/22	1,208,000
MXN	19,270,000		Mexican Bonos	8.000	12/07/23	1,284,552
	$2,525,000		Mexico Government International Bond	4.000	10/02/23	2,571,713
	500,000		Mexico Government International Bond	3.600	01/30/25	491,250
	350,000	g	Municipality Finance plc	1.750	05/21/19	354,845
NGN	145,000,000		Nigeria Government Bond	15.100	04/27/17	729,148
	$1,843,000	g	Nigeria Government International Bond	6.375	07/12/23	1,629,949
	1,000,000	g	Pakistan Government International Bond	8.250	09/30/25	1,019,848
	1,000,000		Panama Government International Bond	4.000	09/22/24	986,250
	950,000		Panama Government International Bond	3.750	03/16/25	919,125
	1,500,000		Peruvian Government International Bond	8.750	11/21/33	2,115,000
	1,250,000		Philippine Government International Bond	4.200	01/21/24	1,370,246
	1,000,000		Philippine Government International Bond	5.000	01/13/37	1,148,534
	1,833,000		Poland Government International Bond	5.125	04/21/21	2,064,050
	900,000		Poland Government International Bond	4.000	01/22/24	951,750
	620,000		Province of Quebec Canada	7.500	09/15/29	918,731
	1,290,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	1,217,115
	525,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	490,875
	1,500,000	g	Republic of Ghana	8.125	01/18/26	1,245,300
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,175,000	g	Republic of Paraguay	6.100%	08/11/44	$1,148,563
	600,000	g	Republic of Serbia	5.875	12/03/18	626,250
	650,000	g	Republic of Serbia	7.250	09/28/21	728,000
	900,000		Republic of Turkey	6.000	01/14/41	876,375
	1,500,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,512,510
	2,000,000	g	Slovenia Government International Bond	5.500	10/26/22	2,246,008
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	3,721,615
	$1,175,000		South Africa Government International Bond	5.500	03/09/20	1,248,966
	250,000		Svensk Exportkredit AB	1.750	08/28/20	250,305
	2,100,000		Turkey Government International Bond	6.750	04/03/18	2,266,320
	2,500,000		Turkey Government International Bond	3.250	03/23/23	2,224,425
	275,000		Turkey Government International Bond	5.750	03/22/24	285,038
	750,000		Turkey Government International Bond	4.250	04/14/26	681,563
	800,000		Turkey Government International Bond	6.875	03/17/36	865,200
	500,000		United Mexican States	5.950	03/19/19	560,750
	1,032,000		United Mexican States	5.125	01/15/20	1,135,200
	975,000		Uruguay Government International Bond	4.500	08/14/24	984,750
	1,000,000		Uruguay Government International Bond	5.100	06/18/50	877,500
	1,315,000	g	Vietnam Government International Bond	4.800	11/19/24	1,242,930
	400,000	g	Zambia Government International Bond	8.970	07/30/27	316,000
			TOTAL FOREIGN GOVERNMENT BONDS			98,017,469

MORTGAGE BACKED - 22.0%
	125,470		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/34	132,158
	1,461,592	i	FHLMC	0.817	07/15/37	1,485,748
	1,790,129	i	FHLMC	0.657	09/15/42	1,806,867
	9,051,679		FHLMC	3.000	09/15/42	9,170,129
	899,301	i	FHLMC	0.557	10/15/42	901,887
	2,681,804	i	FHLMC	0.557	07/15/45	2,689,951
	965		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	967
	86		FGLMC	7.500	05/01/16	87
	48		FGLMC	7.500	06/01/16	48
	6,679		FGLMC	7.000	10/01/20	7,110
	241		FGLMC	6.500	10/01/28	275
	6,030		FGLMC	6.500	01/01/29	6,895
	2,215		FGLMC	6.500	03/01/29	2,574
	29,426		FGLMC	6.500	07/01/29	33,650
	9,000,000	h	FGLMC	3.500	10/15/30	9,491,063
	13,000,000	h	FGLMC	3.000	11/15/30	13,502,736
	1,365		FGLMC	8.000	01/01/31	1,587
	11,944		FGLMC	6.500	09/01/31	13,968
	36,452		FGLMC	8.000	09/01/31	43,065
	153,254		FGLMC	7.000	12/01/31	167,697
	184,500		FGLMC	4.500	07/01/33	200,538
	596,912		FGLMC	5.000	09/01/33	666,174
	221,636		FGLMC	5.500	09/01/33	249,299
	251,076		FGLMC	5.500	09/01/33	283,344
	361,462		FGLMC	5.500	10/01/33	408,661
	499,314		FGLMC	5.500	12/01/33	556,862
	1,130,853		FGLMC	7.000	12/01/33	1,341,663
	271,026		FGLMC	5.000	01/01/34	302,021
	429,949		FGLMC	4.500	04/01/35	467,262
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,755		FGLMC	7.000%	05/01/35	$475,833
73,017		FGLMC	5.000	02/01/36	80,372
1,551		FGLMC	6.500	05/01/36	1,774
339,769		FGLMC	5.000	04/01/38	376,714
311,082		FGLMC	5.000	07/01/39	341,487
2,964,138		FGLMC	4.500	11/01/40	3,284,081
3,333,214		FGLMC	4.500	12/01/40	3,681,392
3,657,680		FGLMC	3.500	04/01/44	3,844,460
5,376,457		FGLMC	4.000	08/01/44	5,815,084
4,643,139		FGLMC	4.000	09/01/44	5,030,417
355,685		FGLMC	4.500	11/01/44	395,989
279,079		FGLMC	4.500	11/01/44	310,737
222,207		FGLMC	4.500	12/01/44	247,408
143,809		FGLMC	4.500	12/01/44	157,762
1,980,900		FGLMC	3.500	04/01/45	2,077,007
5,950,013		FGLMC	3.500	07/01/45	6,211,016
9,047,354		FGLMC	3.500	09/01/45	9,428,062
2,550,000	h	FGLMC	3.500	10/01/45	2,670,561
8,000,000	h	FGLMC	3.000	10/15/45	8,087,875
11,000,000	h	FGLMC	4.000	10/15/45	11,711,562
711		Federal National Mortgage Association (FNMA)	8.000	07/01/24	853
510		FNMA	7.500	01/01/29	587
1,271		FNMA	6.500	04/01/29	1,452
10,766		FNMA	7.500	07/01/29	11,137
1,246,760	h	FNMA	3.000	01/01/30	1,300,298
1,676,943	h	FNMA	3.000	06/01/30	1,749,142
2,799,940	h	FNMA	3.000	07/01/30	2,920,691
4,264,116		FNMA	2.500	08/01/30	4,352,796
13,000,000	h	FNMA	2.500	10/25/30	13,256,953
7,000,000	h	FNMA	3.000	10/25/30	7,290,410
3,000,000	h	FNMA	3.500	10/25/30	3,169,219
11,000,000	h	FNMA	2.500	11/25/30	11,198,945
542		FNMA	7.500	02/01/31	567
2,619		FNMA	7.500	03/01/31	3,259
747		FNMA	7.500	05/01/31	757
1,104		FNMA	6.500	09/01/31	1,262
12,094		FNMA	6.500	11/01/31	14,354
201,529		FNMA	6.500	07/01/32	233,777
65,117		FNMA	4.500	03/25/33	66,369
2,872,068		FNMA	5.000	06/01/33	3,180,072
5,026,242		FNMA	5.000	10/01/33	5,564,924
2,147,566		FNMA	5.500	03/01/34	2,419,749
44,644		FNMA	6.000	11/01/34	50,456
10,288,581		FNMA	3.000	01/01/35	10,676,594
2,999,754		FNMA	5.000	05/01/35	3,310,860
2,237,460		FNMA	5.000	10/01/35	2,465,374
39,491		FNMA	5.000	11/01/35	43,270
842,553		FNMA	5.500	08/01/37	947,600
231,677		FNMA	6.000	09/01/37	265,775
931,996		FNMA	5.500	11/01/38	1,086,585
46,834		FNMA	4.500	04/01/39	51,601
148,809		FNMA	4.000	07/01/39	160,550
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$897,889		FNMA	5.500%	08/01/39	$1,016,985
429,568		FNMA	4.500	10/01/39	466,731
94,518		FNMA	4.500	02/01/40	103,589
2,506,763		FNMA	4.500	03/01/40	2,757,491
473,134		FNMA	4.500	06/01/40	514,564
728,407		FNMA	5.000	08/01/40	804,495
1,526,002		FNMA	5.000	09/01/40	1,683,565
674,112		FNMA	4.500	10/01/40	732,662
30,641		FNMA	6.000	10/01/40	34,655
199,658		FNMA	4.500	11/01/40	218,819
1,309,472		FNMA	4.500	11/01/40	1,420,834
374,582		FNMA	4.500	01/01/41	412,904
309,570		FNMA	4.500	02/01/41	339,452
1,757,770		FNMA	5.000	05/01/41	1,942,209
321,882		FNMA	4.500	06/01/41	354,816
350,100		FNMA	4.500	06/01/41	383,681
4,445,805		FNMA	3.000	08/25/41	4,600,879
1,015,283	h	FNMA	4.500	11/01/41	1,104,466
340,259		FNMA	4.500	12/01/41	373,030
9,979,995		FNMA	5.500	12/01/41	11,410,115
354,379		FNMA	4.500	01/01/42	388,461
1,601,298		FNMA	3.500	02/01/42	1,675,204
302,454		FNMA	4.500	03/01/42	333,480
1,656,797		FNMA	4.500	04/01/42	1,801,626
362,924		FNMA	4.500	04/01/42	397,917
423,951		FNMA	4.500	06/01/42	465,069
4,949,848		FNMA	3.500	07/01/42	5,196,557
329,608		FNMA	4.500	07/01/42	363,417
2,096,103	i	FNMA	0.694	08/25/42	2,112,364
42,279		FNMA	3.000	10/01/42	43,037
358,475		FNMA	3.000	10/01/42	364,950
41,414		FNMA	3.000	10/01/42	42,139
106,924		FNMA	3.000	11/01/42	108,774
1,931,815	i	FNMA	0.594	11/25/42	1,932,136
7,146,953		FNMA	3.500	11/25/42	1,338,613
6,727		FNMA	3.000	12/01/42	6,844
52,254		FNMA	3.000	12/01/42	53,037
4,789,835		FNMA	3.000	01/01/43	4,872,153
2,158,772		FNMA	3.000	01/01/43	2,195,450
120,181		FNMA	3.000	02/01/43	122,227
25,000		FNMA	3.000	02/01/43	25,432
2,886,709		FNMA	3.000	02/01/43	2,936,634
6,094,206		FNMA	3.000	02/01/43	6,199,441
28,601		FNMA	3.000	03/01/43	29,084
24,636		FNMA	3.000	03/01/43	25,058
44,594		FNMA	3.000	03/01/43	45,343
122,880		FNMA	3.000	03/01/43	124,723
1,272,492	i	FNMA	0.544	03/25/43	1,271,397
10,772		FNMA	3.000	04/01/43	10,954
60,280		FNMA	3.000	04/01/43	61,307
29,702		FNMA	3.000	04/01/43	30,225
64,575		FNMA	3.000	04/01/43	65,670
21

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$13,495		FNMA	3.000%	04/01/43	$13,726
41,080		FNMA	3.000	04/01/43	41,776
31,282		FNMA	3.000	04/01/43	31,852
2,736		FNMA	3.000	04/01/43	2,783
36,828		FNMA	3.000	04/01/43	37,457
1,810,560		FNMA	3.000	05/01/43	1,837,716
5,284,238		FNMA	4.000	11/01/43	5,735,730
2,682,115		FNMA	4.000	04/01/44	2,894,778
886,232		FNMA	4.000	06/01/44	956,214
1,067,067		FNMA	4.000	06/01/44	1,151,618
7,449,776		FNMA	4.500	06/01/44	8,257,403
2,086,552		FNMA	4.500	06/01/44	2,313,066
302,070		FNMA	4.000	07/01/44	325,937
966,819		FNMA	4.000	07/01/44	1,043,153
1,277,340		FNMA	4.000	07/01/44	1,383,330
1,831,091		FNMA	4.000	08/01/44	1,975,691
416,698		FNMA	4.000	08/01/44	449,635
3,044,164		FNMA	4.000	08/01/44	3,284,539
1,433,247		FNMA	4.000	08/01/44	1,546,415
4,547,288		FNMA	4.500	08/01/44	5,040,134
289,814		FNMA	4.000	09/01/44	312,714
235,415		FNMA	4.000	09/01/44	254,038
1,106,670		FNMA	4.000	10/01/44	1,193,728
5,879,794		FNMA	4.500	10/01/44	6,517,966
1,027,531	h	FNMA	3.500	11/01/44	1,075,041
4,675,887		FNMA	4.500	11/01/44	5,182,302
1,254,498		FNMA	4.000	12/01/44	1,358,593
2,880,329		FNMA	4.000	12/01/44	3,108,148
1,566,495		FNMA	4.000	12/01/44	1,695,264
983,721		FNMA	4.500	12/01/44	1,090,578
9,716,026		FNMA	4.000	01/01/45	10,550,696
1,018,515		FNMA	4.000	01/01/45	1,099,099
1,958,023		FNMA	3.500	02/01/45	2,048,556
586,901		FNMA	3.500	03/01/45	613,014
351,121		FNMA	3.500	03/01/45	368,664
607,802		FNMA	4.000	05/01/45	655,919
1,356,448		FNMA	4.000	06/01/45	1,463,860
11,000,000	h	FNMA	3.000	10/25/45	11,153,656
19,000,000	h	FNMA	3.500	10/25/45	19,826,804
7,000,000	h	FNMA	4.500	10/25/45	7,589,532
4,000,000	h	FNMA	5.000	10/25/45	4,407,968
18,000,000	h	FNMA	3.000	11/25/45	18,213,468
21,000,000	h	FNMA	3.500	11/25/45	21,867,078
29,000,000	h	FNMA	4.000	11/25/45	30,882,738
9,000,000	h	FNMA	4.500	11/25/45	9,749,883
33,000,000	h	FNMA	3.500	12/25/45	34,287,786
7,000,000	h	FNMA	5.000	12/25/45	7,701,912
110		Government National Mortgage Association (GNMA)	7.000	01/15/28	126
1,661		GNMA	7.000	02/15/28	1,709
585		GNMA	7.000	06/15/28	604
1,118		GNMA	7.000	06/15/28	1,248
6,126		GNMA	6.500	09/15/28	7,024
22

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,693		GNMA	6.500%	09/15/28	$1,942
7,909		GNMA	6.500	11/15/28	9,069
3,030		GNMA	7.500	11/15/28	3,454
561		GNMA	8.500	07/15/30	566
17,138		GNMA	8.500	10/15/30	18,388
9,433		GNMA	8.500	10/20/30	11,575
1,093		GNMA	8.500	12/15/30	1,397
1,945		GNMA	7.000	06/20/31	2,395
1,908		GNMA	6.500	07/15/31	2,188
3,946		GNMA	7.000	07/15/31	4,103
3,916		GNMA	7.000	07/15/31	4,420
689		GNMA	6.500	03/15/33	800
112,886		GNMA	5.500	07/15/33	128,989
428,319		GNMA	5.500	09/15/33	491,363
118,109		GNMA	5.500	02/20/35	133,198
699,195		GNMA	5.500	05/20/35	788,622
221,491		GNMA	5.500	02/20/36	249,037
35,891		GNMA	6.000	10/20/36	40,669
37,992		GNMA	6.000	01/20/37	43,083
128,946		GNMA	6.000	02/20/37	146,144
37,200		GNMA	5.500	07/15/38	41,732
248,987		GNMA	5.500	07/20/38	277,275
96,568		GNMA	6.000	08/20/38	108,436
119,917		GNMA	6.500	11/20/38	140,862
847,579		GNMA	5.000	06/15/39	952,527
1,608,595		GNMA	4.500	09/20/39	1,783,536
9,541,588		GNMA	3.500	10/20/42	2,007,751
1,753,352		GNMA	3.500	07/15/43	1,845,624
1,036,746		GNMA	3.500	02/15/45	1,091,575
2,959,278	h	GNMA	4.000	04/15/45	3,163,512
1,949,597	h	GNMA	4.000	04/15/45	2,084,435
2,914,340	h	GNMA	4.000	04/15/45	3,120,556
5,958,134	h	GNMA	4.000	05/15/45	6,370,149
8,000,000	h	GNMA	3.000	10/20/45	8,167,811
24,000,000	h	GNMA	3.500	10/20/45	25,096,874
8,000,000	h	GNMA	3.500	10/20/45	8,384,062
18,000,000	h	GNMA	4.000	10/20/45	19,243,125
20,000,000		GNMA	4.000	10/24/45	21,334,376
12,000,000	h	GNMA	3.500	11/20/45	12,548,434
8,000,000	h	GNMA	3.000	12/20/45	8,134,065
		TOTAL MORTGAGE BACKED			619,855,570

MUNICIPAL BONDS - 1.3%
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,397,940
3,000,000		State of Illinois	4.833	02/01/17	3,091,800
12,000,000		State of Illinois	4.350	06/01/18	12,280,320
1,845,000		State of Illinois	4.700	01/01/21	1,923,929
2,560,000		State of Illinois	3.860	04/01/21	2,562,074
3,030,000		State of Illinois	4.110	04/01/22	2,951,614
2,195,000		State of Illinois	4.310	04/01/23	2,168,857
3,470,000		State of Illinois	4.760	04/01/26	3,384,222
1,763,000		State Public School Building Authority	5.000	09/15/27	1,914,900

23

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,250,000		Texas Public Finance Authority	5.250%	07/01/17	$1,251,925
		TOTAL MUNICIPAL BONDS			35,927,581

U.S. TREASURY SECURITIES - 8.1%
2,560,000		United States Treasury Bond	5.250	11/15/28	3,427,799
5,000,000		United States Treasury Bond	4.500	02/15/36	6,557,945
2,250,000		United States Treasury Bond	4.750	02/15/37	3,051,914
37,050,000		United States Treasury Bond	3.500	02/15/39	41,808,628
6,685,000		United States Treasury Bond	2.875	05/15/43	6,666,723
24,400,000		United States Treasury Bond	2.875	08/15/45	24,402,537
3,100,000		United States Treasury Note	0.625	07/31/17	3,101,333
1,565,000		United States Treasury Note	0.875	01/31/18	1,569,197
23,348,700		United States Treasury Note	1.500	08/31/18	23,746,352
16,648,000		United States Treasury Note	1.000	09/15/18	16,687,456
28,744,000		United States Treasury Note	1.625	07/31/20	29,099,563
380,000		United States Treasury Note	1.375	09/30/20	379,941
310,000		United States Treasury Note	2.125	01/31/21	319,962
2,415,000		United States Treasury Note	2.000	05/31/21	2,473,110
280,000		United States Treasury Note	2.000	08/31/21	286,260
24,500,000		United States Treasury Note	1.750	02/28/22	24,589,964
6,885,000		United States Treasury Note	1.750	03/31/22	6,904,905
1,900,000		United States Treasury Note	1.750	04/30/22	1,904,256
1,930,000		United States Treasury Note	2.125	06/30/22	1,980,562
4,590,000		United States Treasury Note	2.000	07/31/22	4,669,370
6,547,000		United States Treasury Note	1.875	08/31/22	6,603,605
17,340,000		United States Treasury Note	2.000	08/15/25	17,256,456
		TOTAL U.S. TREASURY SECURITIES			227,487,838

		TOTAL GOVERNMENT BONDS			998,950,368
		(Cost $994,163,833)

STRUCTURED ASSETS - 21.3%

ASSET BACKED - 8.0%
389,573	i	ACE Securities Corp Home Equity Loan Trust	0.929	08/25/35	384,313
		Series - 2005 HE5 (Class M2)
1,197,780		AmeriCredit Automobile Receivables Trust	3.440	10/08/17	1,203,000
		Series - 2011 5 (Class C)
2,531,250		AmeriCredit Automobile Receivables Trust	1.310	11/08/17	2,532,343
		Series - 2012 4 (Class B)
10,881,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	10,900,542
		Series - 2013 1 (Class C)
8,207,000		AmeriCredit Automobile Receivables Trust	3.000	07/08/19	8,366,167
		Series - 2013 3 (Class D)
1,845,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	1,868,777
		Series - 2015 3 (Class D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
955,528	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	950,349
		Series - 2005 HE7 (Class M2)
4,440,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	4,483,192
		Series - 2010 5A (Class B)
24

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740%	11/20/17	$9,564,538
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,034,641
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,915,963
		Series - 2012 3A (Class B)
91,317	i	Bear Stearns Asset Backed Securities Trust	0.934	11/25/39	90,876
		Series - 2005 SD3 (Class 2A1)
1,918,909		Capital Auto Receivables Asset Trust	0.790	06/20/17	1,918,738
		Series - 2013 1 (Class A3)
11,432,323	g	Capital Automotive REIT	4.700	07/15/42	11,856,543
		Series - 2012 1A (Class A)
6,000,000	g	Capital Automotive REIT	3.660	10/15/44	6,103,038
		Series - 2014 1A (Class A)
2,869,943	g,i	CBRE Realty Finance CDO	0.584	04/07/52	1,103,493
		Series - 2007 1A (Class A2)
3,157,384	i,m	CCR, Inc	0.648	07/10/17	3,110,326
		Series - 2010 CX (Class C)
216,086	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	215,476
		Series - 2002 1 (Class AF6)
10,746,000	g	DB Master Finance LLC	3.262	02/20/45	10,808,552
		Series - 2015 1A (Class A2I)
6,410,000	g,i	DB/UBS Mortgage Trust	5.735	11/10/46	7,147,060
		Series - 2011 LC1A (Class C)
21,759,950	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	22,412,553
		Series - 2012 1A (Class A2)
5,583,333	g	Hertz Vehicle Financing LLC	3.740	02/25/17	5,616,085
		Series - 2010 1A (Class A2)
10,000,000	g	Hertz Vehicle Financing LLC	1.120	08/25/17	10,006,990
		Series - 2013 1A (Class A1)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	5,002,275
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,085,076
		Series - 2011 1A (Class B2)
947,496	i	Lehman XS Trust	0.444	02/25/36	903,781
		Series - 2006 1 (Class 1A1)
2,119,971	i	Lehman XS Trust	6.500	06/25/46	1,637,033
		Series - 2006 13 (Class 2A1)
1,000,000	g,i	Longpoint Re Ltd	4.180	05/18/16	1,014,500
		Series - 2013 144A (Class )
1,045,361	g	Orange Lake Timeshare Trust	3.030	07/09/29	1,049,203
		Series - 2014 AA (Class B)
130,843	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.139	09/25/34	131,062
		Series - 2004 WHQ1 (Class M1)
1,046,637	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.974	01/25/36	1,039,879
		Series - 2005 WCH1 (Class M2)
32,879	i	Residential Asset Securities Corp	6.489	10/25/30	33,232
		Series - 2001 KS2 (Class AI6)
46,216	i	Residential Asset Securities Corp	0.839	04/25/35	46,221
		Series - 2005 KS3 (Class M3)
25

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$185,000	i	Residential Funding Mortgage Securities II, Inc	6.060%	02/25/36	$190,841
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	3.980	05/05/17	3,022,800
		Series - 2013 144A (Class )
5,525,000		Santander Drive Auto Receivables Trust	4.740	09/15/17	5,613,632
		Series - 2011 4 (Class D)
9,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	9,930,014
		Series - 2012 2 (Class D)
3,425,000		Santander Drive Auto Receivables Trust	1.590	10/15/18	3,432,316
		Series - 2014 1 (Class B)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,006,198
		Series - 2013 2013-1 (Class D)
351,853	i	Securitized Asset Backed Receivables LLC	0.494	10/25/35	348,655
		Series - 2006 OP1 (Class A2C)
486,177	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	487,993
		Series - 2011 1A (Class A)
453,594	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	458,955
		Series - 2011 2A (Class B)
775,521	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	785,925
		Series - 2012 2A (Class B)
4,905,636	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	4,869,996
		Series - 2013 1A (Class A)
1,187,680	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	1,188,337
		Series - 2013 1A (Class B)
11,087,159	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	11,161,997
		Series - 2015 1A (Class B)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,553,623
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,586,449
		Series - 2011 C (Class A2B)
4,233,000	g	SLM Student Loan Trust	3.830	01/17/45	4,464,037
		Series - 2012 A (Class A2)
2,805,738	g	SolarCity LMC	4.800	11/20/38	3,007,748
		Series - 2013 1 (Class A)
2,211,040	g	SolarCity LMC	4.020	07/20/44	2,178,870
		Series - 2014 2 (Class A)
121,820	i	Soundview Home Equity Loan Trust	0.494	11/25/35	121,379
		Series - 2005 OPT3 (Class A4)
9,706,964	g	SpringCastle America Funding LLC	2.700	05/25/23	9,719,952
		Series - 2014 AA (Class A)
1,273,780	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.414	10/25/36	1,262,513
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.730	01/09/17	5,858,000
		Series - 2013 IV B (Class )
157,532	g,i	Wachovia Loan Trust	0.554	05/25/35	153,272
		Series - 2005 SD1 (Class A)
59,703	i	Wells Fargo Home Equity Trust	0.334	07/25/36	59,557
		Series - 2006 2 (Class A3)
6,500,000	g	Wendys Funding LLC	3.371	06/15/45	6,530,680
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			227,529,557
26

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
OTHER MORTGAGE BACKED - 13.3%
$3,542,917	g	7 WTC Depositor LLC Trust	4.082%	03/13/31	$3,628,131
		Series - 2012 7WTC (Class A)
2,302,097	i	American Home Mortgage Investment Trust	1.980	10/25/34	2,262,853
		Series - 2004 3 (Class 4A)
791,000	i	Banc of America Commercial Mortgage Trust	5.983	05/10/45	782,694
		Series - 2006 2 (Class C)
3,000,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	3,005,649
		Series - 2006 6 (Class B)
500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	517,487
		Series - 2007 1 (Class AM)
2,750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	2,667,728
		Series - 2007 4 (Class E)
1,154,000	g,i	Bear Stearns Commercial Mortgage Securities	5.759	02/13/42	1,210,345
		Series - 2005 T18 (Class F)
9,826,000	i	Bear Stearns Commercial Mortgage Securities	6.116	09/11/42	10,394,690
		Series - 2007 T28 (Class AJ)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.470	02/11/41	956,528
		Series - 2005 PWR7 (Class E)
700,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.387	02/13/46	721,806
		Series - 2004 T16 (Class G)
2,355,153	i	CHL Mortgage Pass-Through Trust	2.506	02/20/35	2,334,235
		Series - 2004 HYB9 (Class 1A1)
297,336	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	303,507
		Series - 2007 C6 (Class ASB)
6,385,679	g,i	Citigroup Mortgage Loan Trust	0.379	05/25/37	6,110,239
		Series - 2015 8 (Class 1A1)
9,615,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	10,212,918
		Series - 2007 C3 (Class AM)
12,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	13,005,357
		Series - 2007 C3 (Class AJ)
8,028,000	g,i	COMM 2007-C9 Mortgage Trust	5.989	12/10/49	7,916,459
		Series - 2007 C9 (Class G)
7,800,000	i	Commercial Mortgage Trust	5.238	04/10/37	7,794,953
		Series - 2005 GG5 (Class AJ)
23,805,000	i	Commercial Mortgage Trust	5.867	12/10/49	25,141,770
		Series - 2007 GG11 (Class AM)
186,859		Countrywide Alternative Loan Trust	5.500	08/25/16	189,308
		Series - 2004 30CB (Class 1A15)
668,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	679,009
		Series - 2006 K1A (Class H)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.538	09/15/39	5,014,610
		Series - 2006 C4 (Class AJ)
4,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	4,095,816
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,152,610
		Series - 2007 C4 (Class AJ)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,558,041
		Series - 2006 C5 (Class AM)
820,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	842,611
		Series - 2009 RR1 (Class A3C)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	5,151,380
		Series - 2007 C2 (Class AJ)
27

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$231,102		Credit Suisse First Boston Mortgage Securities Corp	4.771%	07/15/37	$231,014
		Series - 2005 C3 (Class AJ)
3,670,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	3,666,345
		Series - 2005 C5 (Class C)
1,240,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.230	12/15/40	1,240,661
		Series - 2005 C6 (Class AJ)
15,585,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	16,063,584
		Series - 2006 C4 (Class AM)
86,201,339	i	CSAIL 2015-C3 Commercial Mortgage Trust	1.040	08/15/48	5,009,677
		Series - 2015 C3 (Class XA)
1,000,000	i	GS Mortgage Securities Trust	5.553	04/10/38	1,003,004
		Series - 2006 GG6 (Class B)
723,085	i	Harborview Mortgage Loan Trust	0.436	07/19/47	590,110
		Series - 2007 4 (Class 2A1)
459,768	i	Impac CMB Trust	0.854	03/25/35	429,123
		Series - 2004 11 (Class 2A1)
765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	766,830
		Series - 2005 LDP2 (Class C)
1,992,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.734	02/15/46	2,109,313
		Series - 2011 C3 (Class E)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.734	02/15/46	7,486,888
		Series - 2011 C3 (Class D)
2,035,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,167,995
		Series - 2007 LD12 (Class AM)
1,300,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	1,332,551
		Series - 2006 C4 (Class B)
1,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	998,035
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	2,023,468
		Series - 2007 C1 (Class C)
4,500,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,455,221
		Series - 2007 C1 (Class D)
1,995,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	2,116,605
		Series - 2007 C6 (Class AM)
4,985,511	g,i	LVII Resecuritization Trust	2.997	07/31/47	4,985,511
		Series - 2015 A (Class A)
580,000	i	Merrill Lynch Mortgage Trust	6.475	02/12/51	624,080
		Series - 0 C1 (Class AJA)
7,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	8,084,635
		Series - 2007 6 (Class AM)
1,790,000	g,i	Morgan Stanley Capital I Trust	6.017	08/12/41	1,830,275
		Series - 2006 T23 (Class B)
6,025,387	i	Morgan Stanley Capital I Trust	5.389	11/12/41	6,141,002
		Series - 2006 HQ10 (Class AJ)
5,304,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	5,438,265
		Series - 2006 HQ9 (Class AJ)
1,821,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,852,802
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,274,538
		Series - 2006 HQ9 (Class C)
5,033,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	5,122,321
		Series - 2007 HQ12 (Class C)
28

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,500,000	i	Morgan Stanley Capital I Trust	5.907%	06/11/49	$3,509,468
		Series - 2007 IQ15 (Class AJ)
4,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	4,242,928
		Series - 2007 IQ15 (Class AM)
2,670,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	2,549,850
		Series - 2007 IQ16 (Class AJ)
3,000,000	g,i	Morgan Stanley Capital I Trust	5.325	10/12/52	3,026,970
		Series - 2006 T21 (Class B)
72,758		Residential Accredit Loans, Inc	4.350	03/25/34	72,911
		Series - 2004 QS4 (Class A1)
2,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.394	09/25/24	2,358,845
		Series - 2014 HQ2 (Class M2)
669,726	i	Structured Agency Credit Risk Debt Note (STACR)	1.444	01/25/25	669,726
		Series - 2015 DN1 (Class M1)
1,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.594	01/25/25	1,265,144
		Series - 2015 DN1 (Class M2)
9,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.394	03/25/25	8,999,991
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.994	03/25/25	1,699,495
		Series - 2015 HQ1 (Class M3)
2,194,338	i	Structured Agency Credit Risk Debt Note (STACR)	1.294	05/25/25	2,186,059
		Series - 2015 HQ2 (Class M1)
3,475,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.144	05/25/25	3,408,363
		Series - 2015 HQ2 (Class M2)
5,800,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.407	12/15/43	5,623,413
		Series - 2007 C30 (Class AMFL)
22,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	23,110,681
		Series - 2007 C30 (Class AM)
1,800,000	i	Wachovia Bank Commercial Mortgage Trust	5.765	01/15/45	1,802,007
		Series - 2006 C23 (Class F)
8,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	8,041,584
		Series - 2006 C27 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	2,697,198
		Series - 2006 C27 (Class B)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	245,133
		Series - 2007 C34 (Class AM)
23,750,038	i	Wachovia Bank Commercial Mortgage Trust	6.143	05/15/46	24,576,421
		Series - 2007 C34 (Class AJ)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,717,969
		Series - 2007 C34 (Class C)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,694,427
		Series - 2007 C31 (Class AM)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.860	04/15/47	1,678,670
		Series - 2007 C31 (Class C)
22,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	23,182,412
		Series - 2007 C32 (Class AMFX)
2,670,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	619,173
		Series - 2007 C32 (Class J)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	4,040,652
		Series - 2007 C32 (Class B)
23,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	24,057,931
		Series - 2007 C32 (Class AJ)
29

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953%	02/15/51	$2,698,549
		Series - 2007 C33 (Class AM)
1,225,045	i	WaMu Mortgage Pass-Through Certificates	0.544	12/25/45	1,090,360
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			374,560,917

		TOTAL STRUCTURED ASSETS			602,090,474
		(Cost $598,726,205)

		TOTAL BONDS			2,720,971,220
		(Cost $2,722,515,350)

SHORT-TERM INVESTMENTS - 14.2%
GOVERNMENT AGENCY DEBT - 7.4%
25,300,000	d	Federal Home Loan Bank (FHLB)	0.130	10/20/15	25,299,595
25,000,000	d	FHLB	0.050	11/02/15	24,998,525
15,000,000		FHLB	0.080	11/12/15	14,998,845
35,775,000	d	FHLB	0.150	11/13/15	35,772,174
35,000,000		FHLB	0.050	11/20/15	34,996,780
20,000,000		FHLB	0.100	11/23/15	19,998,060
17,000,000	d	FHLB	0.070	11/25/15	16,998,283
10,000,000		FHLB	0.070	12/07/15	9,997,950
20,000,000	d	FHLB	0.170	01/25/16	19,991,620
5,000,000	q	Federal National Mortgage Association (FNMA)	0.175	11/18/15	4,999,560
		TOTAL GOVERNMENT AGENCY DEBT			208,051,392

TREASURY DEBT - 6.8%
1,000,000		United States Treasury Bill	0.091	10/15/15	1,000,020
59,000,000	d	United States Treasury Bill	0.093%-0.130	11/12/15	59,000,708
21,000,000	d	United States Treasury Bill	0.080	12/10/15	21,000,966
12,000,000	d	United States Treasury Bill	0.115	01/14/16	11,999,568
23,000,000	d	United States Treasury Bill	0.126	01/21/16	22,998,758
37,000,000	d	United States Treasury Bill	0.122	02/04/16	36,996,929
40,000,000	d	United States Treasury Bill	0.196	03/31/16	39,983,840
		TOTAL TREASURY DEBT			192,980,789

		TOTAL SHORT-TERM INVESTMENTS			401,032,181
		(Cost $400,963,698)

		TOTAL INVESTMENTS - 111.8%			3,158,085,330
		(Cost $3,160,217,265)
		OTHER ASSETS & LIABILITIES, NET - (11.8)%			(334,423,497)
		NET ASSETS - 100.0%			$2,823,661,833
30

TIAA-CREF FUNDS - Bond Fund

Abbreviation(s):
BRL	Brazilian Real
CDO	Collateralized Debt Obligation
COP	Colombian Peso
DOP	Dominican Peso
MXN	Mexican Peso
NGN	Nigerian Naira
REIT	Real Estate Investment Trust
ZAR	South African Rand

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities was $496,318,321 or 17.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
q	All or a portion of these securities have been segregated by the custodian to cover collateral requirements or unfunded loan commitments.
31

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2015

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.4%

CORPORATE BONDS - 24.6%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$54,713
200,000	BorgWarner, Inc	3.375	03/15/25	195,916
200,000	BorgWarner, Inc	4.375	03/15/45	179,564
500,000	Delphi Corp	5.000	02/15/23	517,500
100,000	Delphi Corp	4.150	03/15/24	100,879
500,000	Ford Motor Co	7.450	07/16/31	621,337
650,000	Ford Motor Co	4.750	01/15/43	610,071
1,250,000	General Motors Co	6.250	10/02/43	1,321,489
175,000	Harley-Davidson, Inc	3.500	07/28/25	177,070
200,000	Harley-Davidson, Inc	4.625	07/28/45	200,153
300,000	Honeywell International, Inc	5.300	03/01/18	328,452
400,000	Honeywell International, Inc	5.000	02/15/19	444,172
500,000	Honeywell International, Inc	3.350	12/01/23	521,126
282,000	Honeywell International, Inc	5.700	03/15/37	344,020
150,000	Johnson Controls, Inc	2.600	12/01/16	152,377
300,000	Johnson Controls, Inc	1.400	11/02/17	298,180
160,000	Johnson Controls, Inc	4.250	03/01/21	169,156
300,000	Johnson Controls, Inc	3.625	07/02/24	291,908
270,000	Johnson Controls, Inc	6.000	01/15/36	297,622
325,000	Johnson Controls, Inc	4.625	07/02/44	298,410
100,000	Johnson Controls, Inc	4.950	07/02/64	88,744
300,000	Magna International, Inc	3.625	06/15/24	291,432
100,000	Magna International, Inc	4.150	10/01/25	100,051
	TOTAL AUTOMOBILES & COMPONENTS			7,604,342

BANKS - 3.4%
200,000	Associated Banc-Corp	2.750	11/15/19	202,767
500,000	Australia & New Zealand Banking Group Ltd	1.250	01/10/17	501,922
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	252,720
750,000	Australia & New Zealand Banking Group Ltd	1.500	01/16/18	750,106
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	497,253
500,000	Banco do Brasil S.A.	3.875	01/23/17	494,375
200,000	Banco do Brasil S.A.	3.875	10/10/22	154,250
200,000	Bancolombia S.A.	5.950	06/03/21	209,250
300,000	Bank of America Corp	1.350	11/21/16	300,320
585,000	Bank of America Corp	5.300	03/15/17	614,537
500,000	Bank of America Corp	5.420	03/15/17	524,979
1,000,000	Bank of America Corp	3.875	03/22/17	1,032,912
3,000,000	Bank of America Corp	1.700	08/25/17	3,007,884
590,000	Bank of America Corp	5.750	12/01/17	637,757
900,000	Bank of America Corp	2.000	01/11/18	903,381
500,000	Bank of America Corp	1.950	05/12/18	501,644
32

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,525,000	Bank of America Corp	2.600%	01/15/19	$2,552,217
750,000	Bank of America Corp	2.650	04/01/19	758,508
2,300,000	Bank of America Corp	5.875	01/05/21	2,634,218
2,225,000	Bank of America Corp	3.300	01/11/23	2,211,643
2,000,000	Bank of America Corp	4.125	01/22/24	2,091,560
750,000	Bank of America Corp	4.000	04/01/24	772,273
1,475,000	Bank of America Corp	4.200	08/26/24	1,472,308
750,000	Bank of America Corp	4.000	01/22/25	733,578
550,000	Bank of America Corp	3.950	04/21/25	535,281
1,500,000	Bank of America Corp	3.875	08/01/25	1,521,018
400,000	Bank of America Corp	4.250	10/22/26	395,628
1,500,000	Bank of America Corp	5.000	01/21/44	1,574,436
500,000	Bank of America Corp	4.875	04/01/44	520,739
1,000,000	Bank of America NA	1.125	11/14/16	1,000,481
500,000	Bank of America NA	1.250	02/14/17	500,333
500,000	Bank of America NA	1.650	03/26/18	499,776
500,000	Bank of America NA	1.750	06/05/18	498,960
500,000	Bank of Montreal	1.300	07/15/16	501,999
450,000	Bank of Montreal	2.500	01/11/17	458,054
200,000	Bank of Montreal	1.400	09/11/17	200,591
400,000	Bank of Montreal	1.450	04/09/18	397,753
300,000	Bank of Montreal	1.400	04/10/18	298,093
500,000	Bank of Montreal	1.800	07/31/18	501,737
300,000	Bank of Montreal	2.375	01/25/19	304,471
400,000	Bank of Montreal	2.550	11/06/22	393,114
300,000	Bank of Nova Scotia	1.100	12/13/16	300,554
150,000	Bank of Nova Scotia	2.550	01/12/17	152,742
500,000	Bank of Nova Scotia	1.250	04/11/17	499,810
300,000	Bank of Nova Scotia	1.300	07/21/17	300,332
400,000	Bank of Nova Scotia	1.375	12/18/17	399,324
350,000	Bank of Nova Scotia	1.450	04/25/18	348,128
500,000	Bank of Nova Scotia	1.700	06/11/18	499,277
500,000	Bank of Nova Scotia	2.050	10/30/18	504,117
1,000,000	Bank of Nova Scotia	2.125	09/11/19	1,012,669
200,000	Bank of Nova Scotia	4.375	01/13/21	218,314
300,000	Bank of Nova Scotia	2.800	07/21/21	303,016
300,000	Barclays plc	2.000	03/16/18	299,797
500,000	Barclays plc	2.875	06/08/20	499,948
725,000	Barclays plc	3.650	03/16/25	692,191
500,000	Barclays plc	5.250	08/17/45	503,558
100,000	BB&T Corp	3.200	03/15/16	100,869
200,000	BB&T Corp	1.450	10/03/16	200,917
300,000	BB&T Corp	1.050	12/01/16	300,239
200,000	BB&T Corp	2.150	03/22/17	202,637
200,000	BB&T Corp	1.000	04/03/17	199,352
70,000	BB&T Corp	4.900	06/30/17	73,877
150,000	BB&T Corp	1.600	08/15/17	150,680
500,000	BB&T Corp	1.350	10/01/17	499,787
200,000	BB&T Corp	2.050	06/19/18	202,025
500,000	BB&T Corp	2.250	02/01/19	505,148
400,000	BB&T Corp	6.850	04/30/19	465,059
300,000	BB&T Corp	2.625	06/29/20	304,655
33

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	BB&T Corp	2.850%	04/01/21	$304,412
200,000	BB&T Corp	3.950	03/22/22	211,492
500,000	BB&T Corp	3.800	10/30/26	507,519
300,000	BPCE S.A.	1.700	04/25/16	301,176
500,000	BPCE S.A.	1.625	02/10/17	501,107
300,000	BPCE S.A.	1.625	01/26/18	301,335
250,000	BPCE S.A.	2.500	12/10/18	254,461
300,000	BPCE S.A.	2.500	07/15/19	303,646
500,000	BPCE S.A.	2.250	01/27/20	500,860
500,000	BPCE S.A.	4.000	04/15/24	519,547
250,000	Branch Banking & Trust Co	3.625	09/16/25	250,189
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	300,674
125,000	Capital One Bank USA NA	1.150	11/21/16	124,693
300,000	Capital One Bank USA NA	1.200	02/13/17	298,245
300,000	Capital One Bank USA NA	1.500	09/05/17	298,600
300,000	Capital One Bank USA NA	1.650	02/05/18	297,788
250,000	Capital One Bank USA NA	1.500	03/22/18	246,594
400,000	Capital One Bank USA NA	2.150	11/21/18	399,838
300,000	Capital One Bank USA NA	2.250	02/13/19	298,959
300,000	Capital One Bank USA NA	2.300	06/05/19	297,646
800,000	Capital One Bank USA NA	2.400	09/05/19	794,802
500,000	Capital One Bank USA NA	2.950	07/23/21	494,951
972,000	Capital One Bank USA NA	3.375	02/15/23	945,751
500,000	Capital One NA	2.350	08/17/18	501,429
800,000	Citigroup, Inc	4.950	11/07/43	829,457
500,000	Citigroup, Inc	1.300	04/01/16	500,927
500,000	Citigroup, Inc	1.300	11/15/16	501,068
200,000	Citigroup, Inc	4.450	01/10/17	207,968
500,000	Citigroup, Inc	1.350	03/10/17	499,077
500,000	Citigroup, Inc	1.550	08/14/17	500,558
11,000	Citigroup, Inc	6.000	08/15/17	11,858
500,000	Citigroup, Inc	1.850	11/24/17	501,869
500,000	Citigroup, Inc	1.800	02/05/18	499,515
1,000,000	Citigroup, Inc	1.700	04/27/18	994,870
750,000	Citigroup, Inc	1.750	05/01/18	745,349
500,000	Citigroup, Inc	2.150	07/30/18	502,517
300,000	Citigroup, Inc	2.500	09/26/18	303,964
500,000	Citigroup, Inc	2.550	04/08/19	504,589
500,000	Citigroup, Inc	2.500	07/29/19	503,191
350,000	Citigroup, Inc	2.400	02/18/20	348,326
684,000	Citigroup, Inc	5.375	08/09/20	763,501
2,700,000	Citigroup, Inc	4.500	01/14/22	2,920,601
1,675,000	Citigroup, Inc	4.050	07/30/22	1,707,723
2,600,000	Citigroup, Inc	3.500	05/15/23	2,531,971
1,000,000	Citigroup, Inc	3.875	10/25/23	1,031,543
750,000	Citigroup, Inc	3.750	06/16/24	763,129
500,000	Citigroup, Inc	4.000	08/05/24	494,859
750,000	Citigroup, Inc	3.875	03/26/25	729,160
1,000,000	Citigroup, Inc	3.300	04/27/25	974,450
525,000	Citigroup, Inc	4.400	06/10/25	528,229
400,000	Citigroup, Inc	5.500	09/13/25	436,662
1,100,000	Citigroup, Inc	4.300	11/20/26	1,089,825
34

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		Citigroup, Inc	4.450%	09/29/27	$744,515
200,000		Citigroup, Inc	5.875	01/30/42	232,708
225,000		Citigroup, Inc	6.675	09/13/43	275,663
300,000		Citizens Bank NA	1.600	12/04/17	298,859
300,000		Citizens Bank NA	2.450	12/04/19	299,431
100,000		Citizens Financial Group, Inc	4.350	08/01/25	101,492
200,000		Comerica Bank	4.000	07/27/25	202,357
250,000		Comerica, Inc	5.750	11/21/16	262,314
50,000		Comerica, Inc	5.200	08/22/17	53,069
300,000		Comerica, Inc	2.500	06/02/20	302,436
200,000		Comerica, Inc	3.800	07/22/26	199,558
750,000		Commonwealth Bank of Australia	1.125	03/13/17	750,663
500,000		Commonwealth Bank of Australia	1.400	09/08/17	501,536
250,000		Commonwealth Bank of Australia	1.900	09/18/17	252,936
750,000		Commonwealth Bank of Australia	2.250	03/13/19	757,585
500,000		Commonwealth Bank of Australia	2.300	09/06/19	501,856
300,000		Compass Bank	1.850	09/29/17	299,938
300,000		Compass Bank	2.750	09/29/19	298,900
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	411,097
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	275,868
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	504,768
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	499,671
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,580,265
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	376,741
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	981,531
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375	08/04/25	275,312
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	437,504
300,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	303,769
200,000		Corpbanca S.A.	3.125	01/15/18	199,223
400,000		Deutsche Bank AG	1.400	02/13/17	399,210
300,000		Deutsche Bank AG	1.875	02/13/18	299,001
1,750,000		Deutsche Bank AG	2.500	02/13/19	1,757,441
750,000		Deutsche Bank AG.	2.950	08/20/20	753,392
500,000		Deutsche Bank AG	3.700	05/30/24	496,573
200,000		Deutsche Bank AG	4.500	04/01/25	193,852
500,000	i	Deutsche Bank AG	4.296	05/24/28	480,774
400,000		Discover Bank	2.000	02/21/18	397,661
500,000		Discover Bank	2.600	11/13/18	502,135
215,000		Discover Bank	7.000	04/15/20	249,281
300,000		Discover Bank	3.100	06/04/20	302,954
300,000		Discover Bank	3.200	08/09/21	299,861
400,000		Discover Bank	4.200	08/08/23	412,001
200,000		Discover Bank	4.250	03/13/26	202,590
300,000		Fifth Third Bancorp	1.350	06/01/17	299,874
500,000		Fifth Third Bancorp	1.450	02/28/18	497,272
500,000		Fifth Third Bancorp	2.150	08/20/18	503,809
300,000		Fifth Third Bancorp	2.300	03/01/19	301,255
375,000		Fifth Third Bancorp	2.375	04/25/19	378,612
400,000		Fifth Third Bancorp	2.875	07/27/20	403,324
200,000		Fifth Third Bancorp	2.875	10/01/21	202,078
200,000		Fifth Third Bancorp	3.500	03/15/22	203,870
500,000		Fifth Third Bancorp	4.300	01/16/24	514,289
35

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$140,000	Fifth Third Bancorp	8.250%	03/01/38	$202,674
100,000	First Horizon National Corp	5.375	12/15/15	100,860
250,000	First Republic Bank	2.375	06/17/19	250,884
250,000	First Tennessee Bank NA	2.950	12/01/19	252,927
100,000	FirstMerit Corp	4.350	02/04/23	102,863
250,000	FirstMerit Corp	4.270	11/25/26	257,687
750,000	HSBC Bank USA NA	4.875	08/24/20	825,252
266,000	HSBC Bank USA NA	5.875	11/01/34	308,563
33,000	HSBC Bank USA NA	7.000	01/15/39	42,411
150,000	HSBC Holdings plc	4.875	01/14/22	165,589
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,339,685
500,000	HSBC Holdings plc	4.250	08/18/25	492,906
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,738,013
550,000	HSBC Holdings plc	6.100	01/14/42	684,933
275,000	HSBC Holdings plc	5.250	03/14/44	279,179
750,000	HSBC USA, Inc	2.625	09/24/18	763,258
500,000	HSBC USA, Inc	2.250	06/23/19	501,124
750,000	HSBC USA, Inc	2.375	11/13/19	748,437
500,000	HSBC USA, Inc	2.350	03/05/20	493,163
750,000	HSBC USA, Inc	2.750	08/07/20	752,423
1,000,000	HSBC USA, Inc	3.500	06/23/24	1,017,474
200,000	Huntington Bancshares, Inc	2.600	08/02/18	202,114
250,000	Huntington National Bank	1.350	08/02/16	250,097
200,000	Huntington National Bank	1.300	11/20/16	200,204
300,000	Huntington National Bank	1.700	02/26/18	298,593
250,000	Huntington National Bank	2.000	06/30/18	250,657
300,000	Huntington National Bank	2.200	04/01/19	300,234
300,000	Huntington National Bank	2.400	04/01/20	297,995
750,000	Industrial & Commercial Bank of China Ltd	2.351	11/13/17	755,019
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	254,722
200,000	Intesa Sanpaolo S.p.A	2.375	01/13/17	200,696
625,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	643,871
500,000	Intesa Sanpaolo S.p.A	3.875	01/15/19	518,211
200,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	213,042
1,250,000	JPMorgan Chase & Co	3.450	03/01/16	1,263,470
1,000,000	JPMorgan Chase & Co	1.350	02/15/17	1,001,300
1,850,000	JPMorgan Chase & Co	2.000	08/15/17	1,865,318
335,000	JPMorgan Chase & Co	6.000	01/15/18	366,068
400,000	JPMorgan Chase & Co	1.800	01/25/18	400,365
500,000	JPMorgan Chase & Co	1.700	03/01/18	498,863
500,000	JPMorgan Chase & Co	1.625	05/15/18	496,939
1,000,000	JPMorgan Chase & Co	2.350	01/28/19	1,007,979
1,000,000	JPMorgan Chase & Co	2.200	10/22/19	1,000,089
1,750,000	JPMorgan Chase & Co	2.250	01/23/20	1,735,557
180,000	JPMorgan Chase & Co	4.950	03/25/20	198,251
1,350,000	JPMorgan Chase & Co	2.750	06/23/20	1,361,347
700,000	JPMorgan Chase & Co	4.400	07/22/20	755,030
1,820,000	JPMorgan Chase & Co	4.250	10/15/20	1,951,004
1,950,000	JPMorgan Chase & Co	4.350	08/15/21	2,101,638
500,000	JPMorgan Chase & Co	4.500	01/24/22	539,544
3,150,000	JPMorgan Chase & Co	3.250	09/23/22	3,155,553
1,100,000	JPMorgan Chase & Co	3.200	01/25/23	1,092,304
36

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000		JPMorgan Chase & Co	3.375%	05/01/23	$732,953
1,000,000		JPMorgan Chase & Co	3.875	02/01/24	1,030,379
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	1,014,282
1,500,000		JPMorgan Chase & Co	3.875	09/10/24	1,486,254
600,000		JPMorgan Chase & Co	3.900	07/15/25	613,799
1,000,000		JPMorgan Chase & Co	4.125	12/15/26	996,512
650,000		JPMorgan Chase & Co	4.250	10/01/27	647,659
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,085,071
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,096,264
1,000,000		JPMorgan Chase & Co	4.950	06/01/45	1,003,582
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	738,281
300,000		KeyBank NA	1.100	11/25/16	300,242
500,000		KeyBank NA	1.650	02/01/18	500,426
250,000		KeyBank NA	2.500	12/15/19	253,138
175,000		KeyBank NA	2.250	03/16/20	174,663
300,000		KeyBank NA	3.180	05/22/22	303,989
500,000		KeyBank NA	3.300	06/01/25	495,492
400,000		KeyCorp	2.300	12/13/18	402,175
200,000		KeyCorp	2.900	09/15/20	201,639
150,000		KeyCorp	5.100	03/24/21	165,984
700,000		Lloyds Bank plc	4.200	03/28/17	728,514
300,000		Lloyds Bank plc	2.000	08/17/18	301,095
500,000		Lloyds Bank plc	2.300	11/27/18	505,788
500,000		Lloyds Bank plc	2.350	09/05/19	502,121
300,000		Lloyds Bank plc	2.400	03/17/20	300,339
300,000		Lloyds Bank plc	2.700	08/17/20	304,327
600,000		Lloyds Bank plc	3.500	05/14/25	594,420
500,000		Lloyds Banking Group plc	4.500	11/04/24	504,673
300,000		Manufacturers & Traders Trust Co	1.250	01/30/17	299,957
300,000		Manufacturers & Traders Trust Co	1.400	07/25/17	299,452
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	198,487
300,000		Manufacturers & Traders Trust Co	2.300	01/30/19	302,304
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	301,402
150,000		Manufacturers & Traders Trust Co	2.100	02/06/20	149,113
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	281,400
100,000		Manufacturers & Traders Trust Co	2.900	02/06/25	97,046
200,000		MUFG Americas Holdings Corp	1.625	02/09/18	199,502
500,000		MUFG Americas Holdings Corp	2.250	02/10/20	498,365
200,000		MUFG Americas Holdings Corp	3.000	02/10/25	191,247
300,000		National Australia Bank Ltd	1.300	07/25/16	301,660
250,000		National Australia Bank Ltd	2.750	03/09/17	255,908
350,000		National Australia Bank Ltd	1.875	07/23/18	351,503
300,000		National Australia Bank Ltd	2.300	07/25/18	304,767
350,000		National Australia Bank Ltd	2.625	07/23/20	353,212
200,000		National Australia Bank Ltd	3.000	01/20/23	200,059
500,000		National Bank of Canada	1.450	11/07/17	498,595
350,000		Northern Trust Corp	2.375	08/02/22	343,984
500,000		Northern Trust Corp	3.950	10/30/25	522,277
300,000		People’s United Bank	4.000	07/15/24	300,402
100,000		People’s United Financial, Inc	3.650	12/06/22	99,668
200,000		PNC Bank NA	0.800	01/28/16	200,136
300,000		PNC Bank NA	1.300	10/03/16	300,799
37

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		PNC Bank NA	1.125%	01/27/17	$400,218
300,000		PNC Bank NA	1.500	10/18/17	300,819
300,000		PNC Bank NA	1.500	02/23/18	299,377
300,000		PNC Bank NA	1.600	06/01/18	299,517
375,000		PNC Bank NA	1.850	07/20/18	376,632
150,000		PNC Bank NA	2.200	01/28/19	151,630
800,000		PNC Bank NA	2.250	07/02/19	805,032
600,000		PNC Bank NA	2.400	10/18/19	605,337
300,000		PNC Bank NA	2.300	06/01/20	298,093
300,000		PNC Bank NA	2.600	07/21/20	303,964
750,000		PNC Bank NA	2.700	11/01/22	723,687
500,000		PNC Bank NA	2.950	01/30/23	489,244
300,000		PNC Bank NA	2.950	02/23/25	290,619
300,000		PNC Bank NA	3.250	06/01/25	295,888
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	149,537
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	303,549
700,000		PNC Funding Corp	2.700	09/19/16	709,976
645,000		PNC Funding Corp	5.125	02/08/20	723,466
50,000		PNC Funding Corp	4.375	08/11/20	54,668
500,000		Rabobank Nederland NV	4.500	01/11/21	551,524
350,000		Rabobank Nederland NV	5.250	05/24/41	391,583
250,000		Regions Bank	2.250	09/14/18	251,019
1,100,000		Regions Financial Corp	2.000	05/15/18	1,099,204
200,000		Royal Bank of Canada	0.625	12/04/15	200,009
750,000		Royal Bank of Canada	1.125	07/22/16	752,625
700,000		Royal Bank of Canada	1.450	09/09/16	704,897
1,000,000		Royal Bank of Canada	1.200	01/23/17	1,003,017
500,000		Royal Bank of Canada	1.200	09/19/17	500,045
500,000		Royal Bank of Canada	1.400	10/13/17	499,749
500,000		Royal Bank of Canada	2.200	07/27/18	507,526
300,000		Royal Bank of Canada	1.800	07/30/18	301,290
500,000		Royal Bank of Canada	2.000	10/01/18	506,899
600,000		Royal Bank of Canada	2.150	03/15/19	606,640
1,000,000		Royal Bank of Canada	2.200	09/23/19	1,016,307
750,000		Royal Bank of Canada	1.875	02/05/20	751,226
250,000		Royal Bank of Canada	2.150	03/06/20	250,629
500,000		Royal Bank of Scotland Group plc	1.875	03/31/17	498,076
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	280,871
750,000		Royal Bank of Scotland Group plc	6.125	01/11/21	873,622
500,000		Santander Bank NA	2.000	01/12/18	498,316
200,000		Santander Holdings USA, Inc	3.450	08/27/18	206,688
250,000		Santander Holdings USA, Inc	2.650	04/17/20	245,476
250,000		Santander Holdings USA, Inc	4.500	07/17/25	251,245
250,000		Societe Generale S.A.	2.750	10/12/17	254,941
400,000		Societe Generale S.A.	2.625	10/01/18	407,905
250,000		Sovereign Bank	8.750	05/30/18	285,487
250,000		Sumitomo Mitsui Banking Corp	1.450	07/19/16	250,927
300,000		Sumitomo Mitsui Banking Corp	1.300	01/10/17	299,865
500,000		Sumitomo Mitsui Banking Corp	1.350	07/11/17	498,317
250,000		Sumitomo Mitsui Banking Corp	1.800	07/18/17	250,881
300,000		Sumitomo Mitsui Banking Corp	1.500	01/18/18	298,076
250,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	253,941
38

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Sumitomo Mitsui Banking Corp	1.950%	07/23/18	$251,227
300,000	Sumitomo Mitsui Banking Corp	2.450	01/10/19	302,108
500,000	Sumitomo Mitsui Banking Corp	2.250	07/11/19	498,644
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	252,448
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	252,673
300,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	297,776
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	312,041
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	496,344
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	254,504
100,000	SunTrust Banks, Inc	3.600	04/15/16	101,240
150,000	SunTrust Banks, Inc	3.500	01/20/17	153,529
500,000	SunTrust Banks, Inc	1.350	02/15/17	499,701
100,000	SunTrust Banks, Inc	6.000	09/11/17	108,113
300,000	SunTrust Banks, Inc	7.250	03/15/18	336,372
200,000	SunTrust Banks, Inc	2.350	11/01/18	201,744
225,000	SunTrust Banks, Inc	2.750	05/01/23	216,555
50,000	SVB Financial Group	5.375	09/15/20	55,738
200,000	Svenska Handelsbanken AB	3.125	07/12/16	203,558
300,000	Svenska Handelsbanken AB	2.875	04/04/17	307,130
500,000	Svenska Handelsbanken AB	1.625	03/21/18	500,545
300,000	Svenska Handelsbanken AB	2.500	01/25/19	307,420
500,000	Svenska Handelsbanken AB	2.250	06/17/19	505,533
300,000	Svenska Handelsbanken AB	2.400	10/01/20	300,492
300,000	Toronto-Dominion Bank	1.500	09/09/16	301,998
650,000	Toronto-Dominion Bank	2.375	10/19/16	660,529
500,000	Toronto-Dominion Bank	1.125	05/02/17	500,724
500,000	Toronto-Dominion Bank	1.625	03/13/18	501,559
400,000	Toronto-Dominion Bank	1.400	04/30/18	397,958
400,000	Toronto-Dominion Bank	1.750	07/23/18	401,074
600,000	Toronto-Dominion Bank	2.625	09/10/18	615,470
500,000	Toronto-Dominion Bank	2.125	07/02/19	502,700
300,000	Toronto-Dominion Bank	2.250	11/05/19	301,808
250,000	Union Bank NA	1.500	09/26/16	251,047
250,000	Union Bank NA	2.625	09/26/18	254,301
225,000	UnionBanCal Corp	3.500	06/18/22	231,185
940,000	US Bancorp	1.650	05/15/17	948,056
1,000,000	US Bancorp	1.950	11/15/18	1,010,511
500,000	US Bancorp	2.200	04/25/19	508,182
200,000	US Bancorp	2.950	07/15/22	198,996
375,000	US Bancorp	3.700	01/30/24	392,738
500,000	US Bancorp	3.600	09/11/24	508,252
500,000	US Bank NA	1.350	01/26/18	500,109
500,000	US Bank NA	2.125	10/28/19	503,869
500,000	US Bank NA	2.800	01/27/25	487,082
300,000	Westpac Banking Corp	1.050	11/25/16	300,614
500,000	Westpac Banking Corp	1.200	05/19/17	500,239
400,000	Westpac Banking Corp	2.000	08/14/17	404,838
500,000	Westpac Banking Corp	1.500	12/01/17	499,624
750,000	Westpac Banking Corp	1.600	01/12/18	752,432
500,000	Westpac Banking Corp	2.250	07/30/18	507,387
500,000	Westpac Banking Corp	2.250	01/17/19	507,092
75,000	Westpac Banking Corp	4.875	11/19/19	83,022
600,000	Westpac Banking Corp	2.300	05/26/20	603,284
	TOTAL BANKS			202,382,868
39

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
CAPITAL GOODS - 0.8%
$42,000	Agilent Technologies, Inc	6.500%	11/01/17	$45,532
100,000	Agilent Technologies, Inc	5.000	07/15/20	108,817
100,000	Agilent Technologies, Inc	3.200	10/01/22	99,664
400,000	Agilent Technologies, Inc	3.875	07/15/23	404,525
250,000	Applied Materials, Inc	2.625	10/01/20	250,776
200,000	Applied Materials, Inc	4.300	06/15/21	215,032
250,000	Applied Materials, Inc	3.900	10/01/25	249,263
250,000	Applied Materials, Inc	5.100	10/01/35	252,154
100,000	Applied Materials, Inc	5.850	06/15/41	111,359
200,000	Arrow Electronics, Inc	3.000	03/01/18	202,271
200,000	Arrow Electronics, Inc	5.125	03/01/21	219,426
200,000	Arrow Electronics, Inc	3.500	04/01/22	197,667
200,000	Arrow Electronics, Inc	4.000	04/01/25	196,016
225,000	Avnet, Inc	6.625	09/15/16	235,319
300,000	Avnet, Inc	4.875	12/01/22	312,941
100,000	Carlisle Cos, Inc	5.125	12/15/20	109,517
100,000	Carlisle Cos, Inc	3.750	11/15/22	100,260
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	542,802
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	499,507
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	219,304
200,000	Caterpillar Financial Services Corp	2.450	09/06/18	204,975
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,588,972
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	300,504
150,000	Caterpillar Financial Services Corp	2.250	12/01/19	150,565
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	198,293
200,000	Caterpillar Financial Services Corp	2.750	08/20/21	202,264
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	719,188
400,000	Caterpillar Financial Services Corp	3.300	06/09/24	395,992
525,000	Caterpillar Financial Services Corp	3.250	12/01/24	515,827
50,000	Caterpillar, Inc	5.700	08/15/16	52,149
200,000	Caterpillar, Inc	3.900	05/27/21	215,440
200,000	Caterpillar, Inc	3.400	05/15/24	199,678
738,000	Caterpillar, Inc	3.803	08/15/42	666,083
300,000	Caterpillar, Inc	4.300	05/15/44	291,293
100,000	Crane Co	2.750	12/15/18	100,902
300,000	CRH America, Inc	5.750	01/15/21	343,798
200,000	Cummins, Inc	3.650	10/01/23	209,076
200,000	Cummins, Inc	4.875	10/01/43	214,160
450,000	Danaher Corp	5.625	01/15/18	493,111
300,000	Danaher Corp	2.400	09/15/20	302,815
200,000	Danaher Corp	3.900	06/23/21	214,977
200,000	Danaher Corp	3.350	09/15/25	204,103
200,000	Danaher Corp	4.375	09/15/45	206,992
150,000	Deere & Co	2.600	06/08/22	147,348
218,000	Deere & Co	5.375	10/16/29	259,679
650,000	Deere & Co	3.900	06/09/42	619,349
200,000	Dover Corp	4.875	10/15/15	200,231
150,000	Dover Corp	5.450	03/15/18	164,225
40

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Dover Corp	5.375%	03/01/41	$113,924
600,000	Eaton Corp	1.500	11/02/17	599,332
200,000	Eaton Corp	5.600	05/15/18	217,912
1,075,000	Eaton Corp	2.750	11/02/22	1,046,569
150,000	Eaton Corp	4.000	11/02/32	144,112
250,000	Eaton Corp	4.150	11/02/42	230,913
300,000	Embraer Netherlands Finance BV	5.050	06/15/25	277,575
300,000	Emerson Electric Co	5.250	10/15/18	331,453
400,000	Emerson Electric Co	4.875	10/15/19	444,150
350,000	Emerson Electric Co	2.625	02/15/23	344,177
200,000	Emerson Electric Co	3.150	06/01/25	201,534
200,000	Emerson Electric Co	5.250	11/15/39	232,133
150,000	Flowserve Corp	3.500	09/15/22	148,540
200,000	Flowserve Corp	4.000	11/15/23	204,039
100,000	FMC Technologies, Inc	2.000	10/01/17	99,711
100,000	FMC Technologies, Inc	3.450	10/01/22	93,499
300,000	General Dynamics Corp	2.250	07/15/16	303,935
600,000	General Dynamics Corp	2.250	11/15/22	575,660
225,000	General Dynamics Corp	3.600	11/15/42	207,200
100,000	IDEX Corp	4.500	12/15/20	105,854
200,000	IDEX Corp	4.200	12/15/21	211,477
300,000	Illinois Tool Works, Inc	0.900	02/25/17	300,336
300,000	Illinois Tool Works, Inc	1.950	03/01/19	301,551
100,000	Illinois Tool Works, Inc	6.250	04/01/19	114,804
200,000	Illinois Tool Works, Inc	4.875	09/15/41	219,214
500,000	Illinois Tool Works, Inc	3.900	09/01/42	480,866
170,000	Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	191,613
250,000	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	254,201
300,000	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	310,874
200,000	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	219,868
100,000	Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	99,999
100,000	Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	98,229
100,000	John Deere Capital Corp	1.050	12/15/16	100,198
100,000	John Deere Capital Corp	2.000	01/13/17	101,418
800,000	John Deere Capital Corp	5.500	04/13/17	854,413
300,000	John Deere Capital Corp	1.125	06/12/17	299,835
250,000	John Deere Capital Corp	1.200	10/10/17	249,773
500,000	John Deere Capital Corp	1.550	12/15/17	502,685
500,000	John Deere Capital Corp	1.300	03/12/18	499,130
350,000	John Deere Capital Corp	1.600	07/13/18	351,012
500,000	John Deere Capital Corp	1.750	08/10/18	503,220
200,000	John Deere Capital Corp	1.950	12/13/18	201,563
350,000	John Deere Capital Corp	1.700	01/15/20	345,427
125,000	John Deere Capital Corp	2.450	09/11/20	126,068
400,000	John Deere Capital Corp	2.800	03/04/21	406,072
200,000	John Deere Capital Corp	3.150	10/15/21	205,772
200,000	John Deere Capital Corp	2.800	01/27/23	197,980
300,000	John Deere Capital Corp	3.350	06/12/24	303,263
125,000	John Deere Capital Corp	3.400	09/11/25	125,778
100,000	Joy Global, Inc	5.125	10/15/21	95,585
200,000	Kennametal, Inc	2.650	11/01/19	200,620
150,000	Kennametal, Inc	3.875	02/15/22	152,193
41

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	KLA-Tencor Corp	2.375%	11/01/17	$201,042
200,000	KLA-Tencor Corp	3.375	11/01/19	205,179
200,000	KLA-Tencor Corp	4.125	11/01/21	203,364
200,000	KLA-Tencor Corp	4.650	11/01/24	199,934
200,000	KLA-Tencor Corp	5.650	11/01/34	194,570
200,000	Lam Research Corp	2.750	03/15/20	196,053
200,000	Lam Research Corp	3.800	03/15/25	193,388
100,000	Legrand France S.A.	8.500	02/15/25	137,258
400,000	Lockheed Martin Corp	7.650	05/01/16	415,369
200,000	Lockheed Martin Corp	3.350	09/15/21	207,258
300,000	Lockheed Martin Corp	2.900	03/01/25	290,771
300,000	Lockheed Martin Corp	3.600	03/01/35	275,444
350,000	Lockheed Martin Corp	4.850	09/15/41	365,943
1,108,000	Lockheed Martin Corp	4.070	12/15/42	1,049,188
300,000	Mosaic Co	4.250	11/15/23	304,316
300,000	Mosaic Co	5.450	11/15/33	315,148
100,000	Mosaic Co	4.875	11/15/41	94,992
300,000	Mosaic Co	5.625	11/15/43	314,642
250,000	Parker-Hannifin Corp	3.500	09/15/22	260,852
300,000	Parker-Hannifin Corp	3.300	11/21/24	306,394
200,000	Parker-Hannifin Corp	4.200	11/21/34	203,731
200,000	Parker-Hannifin Corp	4.450	11/21/44	207,932
275,000	Pentair Finance S.A.	1.350	12/01/15	275,162
225,000	Pentair Finance S.A.	2.650	12/01/19	220,905
200,000	Pentair Finance S.A.	3.625	09/15/20	202,515
100,000	Pentair Finance S.A.	3.150	09/15/22	94,574
200,000	Pentair Finance S.A.	4.650	09/15/25	202,304
275,000	Precision Castparts Corp	2.500	01/15/23	266,495
300,000	Precision Castparts Corp	3.250	06/15/25	300,512
400,000	Precision Castparts Corp	4.200	06/15/35	401,690
100,000	Precision Castparts Corp	3.900	01/15/43	93,516
50,000	Raytheon Co	4.400	02/15/20	54,768
450,000	Raytheon Co	3.125	10/15/20	471,518
500,000	Raytheon Co	2.500	12/15/22	488,341
300,000	Raytheon Co	3.150	12/15/24	303,358
200,000	Raytheon Co	7.200	08/15/27	271,183
100,000	Raytheon Co	4.700	12/15/41	107,533
150,000	Raytheon Co	4.200	12/15/44	150,745
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	284,413
700,000	Rockwell Automation, Inc	2.050	03/01/20	702,687
100,000	Rockwell Automation, Inc	6.250	12/01/37	125,520
100,000	Rockwell Collins, Inc	3.100	11/15/21	104,449
125,000	Rockwell Collins, Inc	3.700	12/15/23	131,116
125,000	Rockwell Collins, Inc	4.800	12/15/43	136,118
200,000	Roper Industries, Inc	1.850	11/15/17	200,275
125,000	Roper Industries, Inc	2.050	10/01/18	124,617
100,000	Roper Industries, Inc	6.250	09/01/19	113,492
200,000	Roper Industries, Inc	3.125	11/15/22	197,334
100,000	Snap-on, Inc	4.250	01/15/18	106,346
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	260,065
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	595,189
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	109,536
42

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Textron, Inc	5.600%	12/01/17	$268,787
500,000		Textron, Inc	3.650	03/01/21	511,782
250,000		Timken Co	3.875	09/01/24	240,335
200,000		Trinity Industries, Inc	4.550	10/01/24	188,998
200,000		Tupperware Brands Corp	4.750	06/01/21	209,249
21,000		Tyco International Finance S.A.	3.375	10/15/15	21,017
300,000		Tyco International Finance S.A.	3.900	02/14/26	303,906
200,000		Tyco International Finance S.A.	5.125	09/14/45	209,248
250,000		United Technologies Corp	1.800	06/01/17	253,003
1,400,000		United Technologies Corp	5.375	12/15/17	1,522,839
500,000	i	United Technologies Corp	1.778	05/04/18	499,070
825,000		United Technologies Corp	3.100	06/01/22	838,296
280,000		United Technologies Corp	5.400	05/01/35	314,963
280,000		United Technologies Corp	6.050	06/01/36	344,934
145,000		United Technologies Corp	5.700	04/15/40	172,111
1,650,000		United Technologies Corp	4.500	06/01/42	1,684,196
500,000		United Technologies Corp	4.150	05/15/45	485,456
34,000		Valmont Industries, Inc	6.625	04/20/20	39,027
200,000		Valmont Industries, Inc	5.000	10/01/44	176,113
100,000		Valmont Industries, Inc	5.250	10/01/54	88,065
300,000		WW Grainger, Inc	4.600	06/15/45	316,349
100,000		Xylem, Inc	3.550	09/20/16	102,087
300,000		Xylem, Inc	4.875	10/01/21	328,814
		TOTAL CAPITAL GOODS			50,859,089

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
355,000		21st Century Fox America, Inc	7.250	05/18/18	406,250
1,250,000		21st Century Fox America, Inc	3.000	09/15/22	1,232,035
200,000		21st Century Fox America, Inc	4.000	10/01/23	205,029
200,000		21st Century Fox America, Inc	3.700	09/15/24	200,549
1,325,000		21st Century Fox America, Inc	6.200	12/15/34	1,514,911
1,000,000		21st Century Fox America, Inc	6.150	02/15/41	1,144,077
225,000		21st Century Fox America, Inc	5.400	10/01/43	238,490
500,000		21st Century Fox America, Inc	4.750	09/15/44	488,442
175,000		Air Lease Corp	2.125	01/15/18	173,250
200,000		Air Lease Corp	2.625	09/04/18	199,751
600,000		Air Lease Corp	3.375	01/15/19	607,500
200,000		Air Lease Corp	3.875	04/01/21	202,500
500,000		Air Lease Corp	3.750	02/01/22	497,418
500,000		Daimler Finance North America LLC	8.500	01/18/31	710,090
300,000		eBay, Inc	1.350	07/15/17	298,293
300,000		eBay, Inc	2.200	08/01/19	296,309
200,000		eBay, Inc	3.250	10/15/20	203,138
300,000		eBay, Inc	2.875	08/01/21	292,532
400,000		eBay, Inc	2.600	07/15/22	369,823
400,000		eBay, Inc	3.450	08/01/24	380,499
200,000		eBay, Inc	4.000	07/15/42	154,290
150,000		Equifax, Inc	6.300	07/01/17	161,719
200,000		Equifax, Inc	3.300	12/15/22	201,072
300,000		Fluor Corp	3.500	12/15/24	305,080
200,000		Fortune Brands Home & Security, Inc	3.000	06/15/20	201,513
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	201,610
43

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Howard Hughes Medical Institute	3.500%	09/01/23	$523,542
500,000		MasterCard, Inc	3.375	04/01/24	511,325
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	214,873
300,000	g	McGraw-Hill Financial, Inc	2.500	08/15/18	302,301
300,000	g	McGraw-Hill Financial, Inc	3.300	08/14/20	305,268
300,000	g	McGraw-Hill Financial, Inc	4.000	06/15/25	298,718
300,000	g	McGraw-Hill Financial, Inc	4.400	02/15/26	304,575
200,000		Moody’s Corp	2.750	07/15/19	203,444
400,000		Moody’s Corp	4.875	02/15/24	423,022
100,000		Moody’s Corp	5.250	07/15/44	106,455
100,000		Partners Healthcare System, Inc	4.117	07/01/55	92,851
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	322,962
63,000		Republic Services, Inc	5.500	09/15/19	70,375
265,000		Republic Services, Inc	5.000	03/01/20	292,291
580,000		Republic Services, Inc	5.250	11/15/21	650,801
250,000		Republic Services, Inc	3.550	06/01/22	256,333
750,000		Republic Services, Inc	3.200	03/15/25	729,853
30,000		Republic Services, Inc	6.200	03/01/40	35,265
300,000		Republic Services, Inc	5.700	05/15/41	340,852
300,000		Thomson Reuters Corp	0.875	05/23/16	299,733
200,000		Thomson Reuters Corp	1.300	02/23/17	199,579
300,000		Thomson Reuters Corp	1.650	09/29/17	299,858
345,000		Thomson Reuters Corp	6.500	07/15/18	386,991
100,000		Thomson Reuters Corp	4.300	11/23/23	103,920
145,000		Thomson Reuters Corp	5.850	04/15/40	159,090
400,000		Thomson Reuters Corp	4.500	05/23/43	371,207
200,000		Thomson Reuters Corp	5.650	11/23/43	216,625
310,000		Waste Management, Inc	4.600	03/01/21	341,947
850,000		Waste Management, Inc	2.900	09/15/22	842,204
1,000,000		Waste Management, Inc	3.500	05/15/24	1,014,847
100,000		Waste Management, Inc	3.900	03/01/35	94,269
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			21,201,546

CONSUMER DURABLES & APPAREL - 0.1%
200,000		Hasbro, Inc	3.150	05/15/21	203,008
100,000		Hasbro, Inc	6.350	03/15/40	113,415
200,000		Hasbro, Inc	5.100	05/15/44	197,309
200,000		Leggett & Platt, Inc	3.400	08/15/22	198,731
150,000		Mattel, Inc	1.700	03/15/18	149,330
200,000		Mattel, Inc	2.350	05/06/19	199,882
100,000		Mattel, Inc	4.350	10/01/20	106,366
150,000		Mattel, Inc	3.150	03/15/23	145,898
100,000		Mattel, Inc	5.450	11/01/41	98,905
100,000		Mohawk Industries, Inc	3.850	02/01/23	101,473
300,000		Newell Rubbermaid, Inc	2.875	12/01/19	302,661
200,000		Newell Rubbermaid, Inc	4.000	06/15/22	206,294
200,000		Newell Rubbermaid, Inc	4.000	12/01/24	203,401
300,000		Nike, Inc	2.250	05/01/23	289,724
300,000		Nike, Inc	3.625	05/01/43	281,487
150,000		NVR, Inc	3.950	09/15/22	153,291
200,000		Ralph Lauren Corp	2.125	09/26/18	202,814
200,000		Ralph Lauren Corp	2.625	08/18/20	203,049
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Signet UK Finance plc	4.700%	06/15/24	$202,053
220,000	VF Corp	6.450	11/01/37	287,325
400,000	Whirlpool Corp	1.650	11/01/17	401,242
100,000	Whirlpool Corp	2.400	03/01/19	101,044
150,000	Whirlpool Corp	4.700	06/01/22	161,649
100,000	Whirlpool Corp	3.700	03/01/23	100,475
100,000	Whirlpool Corp	4.000	03/01/24	102,621
100,000	Whirlpool Corp	5.150	03/01/43	100,265
	TOTAL CONSUMER DURABLES & APPAREL			4,813,712

CONSUMER SERVICES - 0.3%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	110,705
300,000	Board of Trustees of The Leland Stanford Junior University	3.460	05/01/47	279,914
200,000	Brinker International, Inc	3.875	05/15/23	195,744
200,000	California Institute of Technology	4.321	08/01/45	207,767
200,000	Catholic Health Initiatives	2.600	08/01/18	204,215
500,000	Catholic Health Initiatives	2.950	11/01/22	494,423
200,000	Catholic Health Initiatives	4.200	08/01/23	210,142
100,000	Cintas Corp No 2	4.300	06/01/21	109,077
200,000	Cintas Corp No 2	3.250	06/01/22	203,198
100,000	Cornell University	5.450	02/01/19	112,277
100,000	Darden Restaurants, Inc	6.450	10/15/17	108,862
29,000	Darden Restaurants, Inc	3.350	11/01/22	27,428
100,000	Darden Restaurants, Inc	7.050	10/15/37	119,556
75,000	Dartmouth College	4.750	06/01/19	82,930
300,000	Dun & Bradstreet Corp	3.250	12/01/17	304,617
200,000	Dun & Bradstreet Corp	4.000	06/15/20	204,266
100,000	George Washington University	3.485	09/15/22	103,009
300,000	George Washington University	4.300	09/15/44	288,210
200,000	George Washington University	4.868	09/15/45	206,723
100,000	Hyatt Hotels Corp	3.875	08/15/16	102,078
200,000	Hyatt Hotels Corp	3.375	07/15/23	195,054
19,000	Johns Hopkins University	5.250	07/01/19	21,144
200,000	Marriott International, Inc	3.000	03/01/19	204,442
200,000	Marriott International, Inc	3.375	10/15/20	207,336
300,000	Marriott International, Inc	2.875	03/01/21	301,308
200,000	Marriott International, Inc	3.125	10/15/21	202,967
200,000	Marriott International, Inc	3.250	09/15/22	200,414
250,000	Massachusetts Institute of Technology	5.600	07/01/11	315,971
200,000	Massachusetts Institute of Technology	4.678	07/01/14	208,948
300,000	McDonald’s Corp	1.875	05/29/19	300,179
250,000	McDonald’s Corp	2.200	05/26/20	249,764
720,000	McDonald’s Corp	3.500	07/15/20	755,834
550,000	McDonald’s Corp	2.625	01/15/22	539,795
500,000	McDonald’s Corp	3.250	06/10/24	498,497
250,000	McDonald’s Corp	3.375	05/26/25	251,075
280,000	McDonald’s Corp	6.300	03/01/38	338,091
500,000	McDonald’s Corp	3.625	05/01/43	420,716
250,000	McDonald’s Corp	4.600	05/26/45	249,294
200,000	Metropolitan Museum of Art	3.400	07/01/45	182,144
200,000	Northwestern University	3.688	12/01/38	196,776
200,000	Northwestern University	3.868	12/01/48	196,814
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	President and Fellows of Harvard College	3.619%	10/01/37	$734,450
100,000	Princeton University	4.950	03/01/19	110,785
220,000	Princeton University	5.700	03/01/39	282,334
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	190,679
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.750	03/15/25	196,022
100,000	Trinity Acquisition plc	4.625	08/15/23	103,447
100,000	Trinity Acquisition plc	6.125	08/15/43	109,950
200,000	University of Notre Dame du Lac	3.438	02/15/45	188,334
25,000	Vanderbilt University	5.250	04/01/19	27,942
70,000	Walt Disney Co	5.625	09/15/16	73,342
500,000	Walt Disney Co	0.875	05/30/17	499,626
700,000	Walt Disney Co	1.100	12/01/17	700,025
500,000	Walt Disney Co	1.850	05/30/19	503,225
200,000	Walt Disney Co	2.150	09/17/20	200,644
850,000	Walt Disney Co	2.550	02/15/22	854,822
200,000	Walt Disney Co	3.150	09/17/25	203,115
100,000	Walt Disney Co	4.375	08/16/41	104,546
200,000	Walt Disney Co	3.700	12/01/42	187,844
500,000	Walt Disney Co	4.125	06/01/44	502,432
200,000	William Marsh Rice University	3.574	05/15/45	189,655
200,000	William Marsh Rice University	3.774	05/15/55	188,761
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,097
250,000	Wyndham Worldwide Corp	2.950	03/01/17	253,046
150,000	Wyndham Worldwide Corp	2.500	03/01/18	150,215
200,000	Wyndham Worldwide Corp	4.250	03/01/22	198,877
200,000	Wyndham Worldwide Corp	3.900	03/01/23	192,441
200,000	Wyndham Worldwide Corp	5.100	10/01/25	202,851
200,000	Yale University	2.086	04/15/19	203,268
72,000	Yum! Brands, Inc	6.250	03/15/18	78,808
50,000	Yum! Brands, Inc	3.875	11/01/20	52,358
400,000	Yum! Brands, Inc	3.875	11/01/23	400,675
26,000	Yum! Brands, Inc	6.875	11/15/37	30,361
200,000	Yum! Brands, Inc	5.350	11/01/43	192,153
	TOTAL CONSUMER SERVICES			17,820,834

DIVERSIFIED FINANCIALS - 3.3%
500,000	Abbey National Treasury Services plc	1.375	03/13/17	499,981
500,000	Abbey National Treasury Services plc	3.050	08/23/18	515,999
500,000	Abbey National Treasury Services plc	2.000	08/24/18	502,042
500,000	Abbey National Treasury Services plc	2.350	09/10/19	506,101
500,000	Abbey National Treasury Services plc	4.000	03/13/24	519,645
150,000	ABN Amro Bank NV	4.650	06/04/18	154,839
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	203,457
275,000	AGL Capital Corp	4.400	06/01/43	267,756
20,000	Ahold Finance USA LLC	6.875	05/01/29	24,956
600,000	American Express Centurion Bank	0.875	11/13/15	600,229
400,000	American Express Co	6.150	08/28/17	433,996
190,000	American Express Co	7.000	03/19/18	213,478
300,000	American Express Co	1.550	05/22/18	298,324
293,000	American Express Co	2.650	12/02/22	285,446
300,000	American Express Co	3.625	12/05/24	296,938
329,000	American Express Co	4.050	12/03/42	314,217
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		American Express Credit Corp	2.375%	03/24/17	$406,284
500,000		American Express Credit Corp	1.125	06/05/17	497,466
1,175,000		American Express Credit Corp	2.125	07/27/18	1,185,520
500,000		American Express Credit Corp	1.800	07/31/18	499,877
750,000		American Express Credit Corp	2.125	03/18/19	755,157
500,000		American Express Credit Corp	2.250	08/15/19	501,780
575,000		American Express Credit Corp	2.375	05/26/20	575,262
500,000		American Express Credit Corp	2.600	09/14/20	502,316
300,000		American Honda Finance Corp	1.125	10/07/16	301,009
300,000		American Honda Finance Corp	1.200	07/14/17	299,797
300,000		American Honda Finance Corp	1.500	03/13/18	299,479
500,000		American Honda Finance Corp	1.600	07/13/18	499,607
300,000		American Honda Finance Corp	2.125	10/10/18	303,397
500,000		American Honda Finance Corp	2.250	08/15/19	503,520
200,000		American Honda Finance Corp	2.150	03/13/20	198,752
300,000		American Honda Finance Corp	2.450	09/24/20	299,840
295,000		Ameriprise Financial, Inc	5.300	03/15/20	332,861
400,000		Ameriprise Financial, Inc	4.000	10/15/23	418,587
300,000		Ameriprise Financial, Inc	3.700	10/15/24	305,682
300,000		Ares Capital Corp	4.875	11/30/18	309,967
150,000		Ares Capital Corp	3.875	01/15/20	154,459
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	101,317
500,000		Bank of New York Mellon Corp	1.300	01/25/18	498,927
1,000,000		Bank of New York Mellon Corp	2.300	09/11/19	1,009,982
300,000		Bank of New York Mellon Corp	2.600	08/17/20	304,438
500,000		Bank of New York Mellon Corp	3.550	09/23/21	525,378
250,000		Bank of New York Mellon Corp	3.650	02/04/24	260,450
800,000		Bank of New York Mellon Corp	3.250	09/11/24	805,648
500,000		Bank of New York Mellon Corp	3.000	02/24/25	491,701
900,000		Barclays Bank plc	5.000	09/22/16	933,738
500,000		Barclays Bank plc	2.500	02/20/19	508,598
500,000		Barclays Bank plc	5.140	10/14/20	547,698
600,000		Barclays Bank plc	3.750	05/15/24	606,785
1,200,000		Barclays Bank plc	4.375	09/11/24	1,162,838
80,000		Bear Stearns Cos LLC	5.300	10/30/15	80,261
116,000		Bear Stearns Cos LLC	5.550	01/22/17	121,823
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	403,272
300,000		Berkshire Hathaway, Inc	2.100	08/14/19	305,264
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	214,089
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	303,257
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	299,220
210,000		BlackRock, Inc	6.250	09/15/17	229,933
390,000		BlackRock, Inc	5.000	12/10/19	436,944
125,000		BlackRock, Inc	3.375	06/01/22	129,893
500,000		BlackRock, Inc	3.500	03/18/24	513,830
200,000		Block Financial LLC	5.500	11/01/22	212,972
200,000		Block Financial LLC	5.250	10/01/25	200,363
300,000		BNP Paribas S.A.	1.250	12/12/16	299,999
500,000		BNP Paribas S.A.	1.375	03/17/17	500,193
1,000,000		BNP Paribas S.A.	2.700	08/20/18	1,023,013
300,000		BNP Paribas S.A.	2.400	12/12/18	304,054
500,000		BNP Paribas S.A.	2.450	03/17/19	504,480
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$325,000		BNP Paribas S.A.	2.375%	05/21/20	$326,085
700,000		BNP Paribas S.A.	5.000	01/15/21	785,655
300,000		BNP Paribas S.A.	3.250	03/03/23	302,098
500,000		BNP Paribas S.A.	4.250	10/15/24	496,981
200,000		Broadridge Financial Solutions, Inc	3.950	09/01/20	209,288
300,000		Brookfield Asset Management, Inc	4.000	01/15/25	298,741
500,000		Capital One Financial Corp	3.750	04/24/24	498,227
200,000		Capital One Financial Corp	3.200	02/05/25	190,637
300,000		Charles Schwab Corp	2.200	07/25/18	304,447
100,000		Charles Schwab Corp	4.450	07/22/20	110,321
200,000		Charles Schwab Corp	3.225	09/01/22	205,572
200,000		Charles Schwab Corp	3.000	03/10/25	197,013
350,000		CME Group, Inc	3.000	09/15/22	354,212
300,000		CME Group, Inc	3.000	03/15/25	294,560
200,000		CME Group, Inc	5.300	09/15/43	226,493
1,500,000		Credit Suisse	1.375	05/26/17	1,498,633
750,000		Credit Suisse	1.700	04/27/18	747,388
1,000,000		Credit Suisse	2.300	05/28/19	1,005,076
2,250,000		Credit Suisse	5.400	01/14/20	2,497,450
325,000		Credit Suisse	3.000	10/29/21	325,478
1,000,000		Credit Suisse	3.625	09/09/24	1,002,059
500,000	g	Credit Suisse Group Funding Guernsey Ltd	2.750	03/26/20	498,637
450,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	450,417
1,050,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,020,136
750,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	735,386
850,000		Diageo Investment Corp	2.875	05/11/22	841,104
100,000		Diageo Investment Corp	4.250	05/11/42	98,823
200,000	g,h	Digital Delta Holdings LLC	3.400	10/01/20	200,771
200,000	g,h	Digital Delta Holdings LLC	4.750	10/01/25	201,686
200,000		Digital Realty Trust LP	3.950	07/01/22	199,802
300,000		Digital Realty Trust LP	3.625	10/01/22	290,103
100,000		Discover Financial Services	5.200	04/27/22	106,783
200,000		Discover Financial Services	3.950	11/06/24	196,911
17,000		Eaton Vance Corp	6.500	10/02/17	18,580
300,000		Eaton Vance Corp	3.625	06/15/23	305,463
800,000		Ford Motor Credit Co LLC	3.000	06/12/17	812,682
1,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	993,484
500,000		Ford Motor Credit Co LLC	1.724	12/06/17	496,651
500,000		Ford Motor Credit Co LLC	2.145	01/09/18	498,298
900,000		Ford Motor Credit Co LLC	2.375	01/16/18	901,062
1,000,000		Ford Motor Credit Co LLC	5.000	05/15/18	1,063,577
500,000		Ford Motor Credit Co LLC	2.240	06/15/18	498,578
400,000		Ford Motor Credit Co LLC	2.875	10/01/18	405,033
500,000		Ford Motor Credit Co LLC	2.375	03/12/19	496,071
500,000		Ford Motor Credit Co LLC	2.597	11/04/19	494,906
1,000,000		Ford Motor Credit Co LLC	2.459	03/27/20	979,251
1,000,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,129,180
350,000		Ford Motor Credit Co LLC	3.219	01/09/22	338,863
1,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	970,922
750,000		Ford Motor Credit Co LLC	4.134	08/04/25	746,917
150,000		Franklin Resources, Inc	2.800	09/15/22	149,551
200,000		Franklin Resources, Inc	2.850	03/30/25	192,687
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	FS Investment Corp	4.250%	01/15/20	$203,494
150,000	FS Investment Corp	4.750	05/15/22	147,915
500,000	General Electric Capital Corp	1.000	01/08/16	500,827
1,050,000	General Electric Capital Corp	2.950	05/09/16	1,065,097
1,000,000	General Electric Capital Corp	1.500	07/12/16	1,006,585
200,000	General Electric Capital Corp	2.900	01/09/17	204,799
800,000	General Electric Capital Corp	2.300	04/27/17	817,438
1,625,000	General Electric Capital Corp	5.625	09/15/17	1,765,920
500,000	General Electric Capital Corp	1.600	11/20/17	506,537
300,000	General Electric Capital Corp	1.625	04/02/18	301,595
1,000,000	General Electric Capital Corp	2.300	01/14/19	1,017,155
200,000	General Electric Capital Corp	2.100	12/11/19	199,704
630,000	General Electric Capital Corp	5.500	01/08/20	721,008
250,000	General Electric Capital Corp	2.200	01/09/20	252,812
1,855,000	General Electric Capital Corp	4.375	09/16/20	2,046,686
250,000	General Electric Capital Corp	4.625	01/07/21	279,017
300,000	General Electric Capital Corp	5.300	02/11/21	345,119
200,000	General Electric Capital Corp	4.650	10/17/21	224,203
1,900,000	General Electric Capital Corp	3.150	09/07/22	1,950,435
500,000	General Electric Capital Corp	3.100	01/09/23	511,409
3,500,000	General Electric Capital Corp	3.450	05/15/24	3,661,619
2,625,000	General Electric Capital Corp	6.750	03/15/32	3,546,719
1,200,000	General Electric Capital Corp	5.875	01/14/38	1,498,442
1,227,000	General Electric Capital Corp	6.875	01/10/39	1,718,379
2,250,000	General Motors Financial Co, Inc	4.750	08/15/17	2,334,238
200,000	General Motors Financial Co, Inc	3.200	07/13/20	197,569
2,500,000	General Motors Financial Co, Inc	3.450	04/10/22	2,397,782
300,000	General Motors Financial Co, Inc	4.300	07/13/25	290,344
550,000	Goldman Sachs Group, Inc	5.950	01/18/18	600,914
1,450,000	Goldman Sachs Group, Inc	2.375	01/22/18	1,469,027
60,000	Goldman Sachs Group, Inc	6.150	04/01/18	66,084
750,000	Goldman Sachs Group, Inc	2.900	07/19/18	769,112
1,500,000	Goldman Sachs Group, Inc	2.625	01/31/19	1,522,277
1,195,000	Goldman Sachs Group, Inc	7.500	02/15/19	1,396,789
1,500,000	Goldman Sachs Group, Inc	2.550	10/23/19	1,511,309
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,794,468
950,000	Goldman Sachs Group, Inc	2.600	04/23/20	951,828
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,321,724
200,000	Goldman Sachs Group, Inc	2.750	09/15/20	201,034
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,449,933
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,669,135
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,824,448
1,500,000	Goldman Sachs Group, Inc	4.000	03/03/24	1,544,475
500,000	Goldman Sachs Group, Inc	3.850	07/08/24	509,890
1,325,000	Goldman Sachs Group, Inc	3.500	01/23/25	1,305,110
600,000	Goldman Sachs Group, Inc	3.750	05/22/25	602,572
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	75,916
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,598,757
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,090,366
575,000	Goldman Sachs Group, Inc	5.150	05/22/45	564,713
782,000	HSBC Finance Corp	6.676	01/15/21	915,028
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	204,043
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		IntercontinentalExchange Group, Inc	4.000%	10/15/23	$208,340
125,000		Invesco Finance plc	3.125	11/30/22	126,751
200,000		Invesco Finance plc	4.000	01/30/24	209,917
200,000		Invesco Finance plc	5.375	11/30/43	223,013
300,000		Janus Capital Group, Inc	4.875	08/01/25	307,755
130,000		Jefferies Group, Inc	3.875	11/09/15	130,335
425,000		Jefferies Group, Inc	8.500	07/15/19	503,298
500,000		Jefferies Group, Inc	6.875	04/15/21	561,970
100,000		Jefferies Group, Inc	6.450	06/08/27	103,793
100,000		Korea Finance Corp	3.250	09/20/16	101,955
700,000		Korea Finance Corp	2.250	08/07/17	708,421
500,000		Korea Finance Corp	2.875	08/22/18	511,747
250,000		Lazard Group LLC	4.250	11/14/20	264,833
150,000		Lazard Group LLC	3.750	02/13/25	143,186
100,000		Legg Mason, Inc	2.700	07/15/19	100,607
400,000		Legg Mason, Inc	5.625	01/15/44	414,216
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,367,334
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,173,593
1,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,726,170
970,000		Morgan Stanley	5.450	01/09/17	1,018,693
550,000		Morgan Stanley	5.550	04/27/17	583,653
245,000		Morgan Stanley	5.950	12/28/17	266,991
325,000		Morgan Stanley	1.875	01/05/18	325,745
600,000		Morgan Stanley	2.125	04/25/18	603,574
500,000		Morgan Stanley	2.200	12/07/18	504,684
1,450,000		Morgan Stanley	2.500	01/24/19	1,469,916
796,000		Morgan Stanley	7.300	05/13/19	929,483
4,000,000		Morgan Stanley	2.375	07/23/19	4,000,652
300,000		Morgan Stanley	5.625	09/23/19	335,166
590,000		Morgan Stanley	5.500	01/26/20	659,325
700,000		Morgan Stanley	2.650	01/27/20	703,355
1,000,000		Morgan Stanley	2.800	06/16/20	1,007,196
200,000		Morgan Stanley	5.750	01/25/21	228,112
1,200,000		Morgan Stanley	5.500	07/28/21	1,356,254
2,500,000		Morgan Stanley	4.875	11/01/22	2,662,428
2,850,000		Morgan Stanley	4.100	05/22/23	2,896,039
1,000,000		Morgan Stanley	3.875	04/29/24	1,021,803
1,100,000		Morgan Stanley	3.700	10/23/24	1,105,694
650,000		Morgan Stanley	4.000	07/23/25	664,579
750,000		Morgan Stanley	5.000	11/24/25	797,754
325,000		Morgan Stanley	4.350	09/08/26	326,822
300,000		Morgan Stanley	3.950	04/23/27	289,063
600,000		Morgan Stanley	7.250	04/01/32	794,987
550,000		Morgan Stanley	4.300	01/27/45	523,026
400,000	i	Murray Street Investment Trust	4.647	03/09/17	417,159
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	242,193
250,000		NASDAQ OMX Group, Inc	4.250	06/01/24	254,511
200,000		National Rural Utilities Cooperative Finance Corp	0.950	04/24/17	199,646
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	919,168
125,000		National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	126,120
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	353,826
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	207,210
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		National Rural Utilities Cooperative Finance Corp	2.850%	01/27/25	$387,846
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	495,750
500,000		Nomura Holdings, Inc	2.750	03/19/19	507,897
430,000		Nomura Holdings, Inc	6.700	03/04/20	506,009
300,000		NYSE Euronext	2.000	10/05/17	303,467
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	851,952
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	1,001,342
500,000		Oesterreichische Kontrollbank AG.	1.625	03/12/19	505,699
500,000		Oesterreichische Kontrollbank AG.	2.375	10/01/21	515,316
200,000		ORIX Corp	3.750	03/09/17	205,988
300,000		PACCAR Financial Corp	1.600	03/15/17	302,765
200,000		PACCAR Financial Corp	1.100	06/06/17	199,905
300,000		PACCAR Financial Corp	1.400	05/18/18	299,271
200,000		PACCAR Financial Corp	2.200	09/15/19	202,198
200,000		Prospect Capital Corp	5.875	03/15/23	197,654
100,000		Raymond James Financial, Inc	4.250	04/15/16	101,640
300,000		Raymond James Financial, Inc	5.625	04/01/24	339,315
500,000		Sasol Financing International plc	4.500	11/14/22	490,000
200,000		State Street Corp	2.875	03/07/16	201,952
150,000		State Street Corp	1.350	05/15/18	149,580
300,000		State Street Corp	2.550	08/18/20	303,986
300,000		State Street Corp	4.375	03/07/21	330,759
400,000		State Street Corp	3.100	05/15/23	394,074
350,000		State Street Corp	3.700	11/20/23	365,872
500,000		State Street Corp	3.300	12/16/24	505,257
225,000		State Street Corp	3.550	08/18/25	229,097
100,000		Synchrony Financial	1.875	08/15/17	100,031
250,000		Synchrony Financial	3.000	08/15/19	251,996
275,000		Synchrony Financial	2.700	02/03/20	271,906
300,000		Synchrony Financial	3.750	08/15/21	303,093
250,000		Synchrony Financial	4.250	08/15/24	249,165
600,000		Synchrony Financial	4.500	07/23/25	604,943
300,000		Syngenta Finance NV	3.125	03/28/22	293,457
300,000		TD Ameritrade Holding Corp	2.950	04/01/22	300,283
350,000		TD Ameritrade Holding Corp	3.625	04/01/25	358,451
150,000		Toyota Motor Credit Corp	2.050	01/12/17	152,224
400,000		Toyota Motor Credit Corp	1.750	05/22/17	404,228
500,000		Toyota Motor Credit Corp	1.250	10/05/17	500,618
500,000		Toyota Motor Credit Corp	1.375	01/10/18	499,663
500,000		Toyota Motor Credit Corp	1.450	01/12/18	500,583
300,000		Toyota Motor Credit Corp	1.550	07/13/18	301,388
500,000		Toyota Motor Credit Corp	2.000	10/24/18	505,281
500,000		Toyota Motor Credit Corp	2.100	01/17/19	505,753
400,000		Toyota Motor Credit Corp	2.125	07/18/19	401,338
500,000		Toyota Motor Credit Corp	2.150	03/12/20	501,119
750,000		Toyota Motor Credit Corp	2.750	05/17/21	760,558
300,000		Toyota Motor Credit Corp	3.400	09/15/21	312,263
300,000		Toyota Motor Credit Corp	2.800	07/13/22	301,838
400,000		Toyota Motor Credit Corp	2.625	01/10/23	393,982
1,000,000		UBS AG.	5.875	07/15/16	1,035,169
300,000		UBS AG.	1.375	06/01/17	299,425
500,000		UBS AG.	1.375	08/14/17	498,500
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	UBS AG.	1.800%	03/26/18	$499,778
162,000	UBS AG.	5.750	04/25/18	177,629
500,000	UBS AG.	2.375	08/14/19	502,160
1,000,000	UBS AG.	2.350	03/26/20	998,805
1,671,000	UBS AG.	4.875	08/04/20	1,854,848
400,000	Unilever Capital Corp	0.850	08/02/17	400,011
250,000	Unilever Capital Corp	4.800	02/15/19	276,087
300,000	Unilever Capital Corp	2.200	03/06/19	305,994
250,000	Unilever Capital Corp	2.100	07/30/20	251,059
250,000	Unilever Capital Corp	4.250	02/10/21	277,334
150,000	Unilever Capital Corp	3.100	07/30/25	152,492
330,000	Unilever Capital Corp	5.900	11/15/32	428,926
1,250,000	Wells Fargo & Co	2.100	05/08/17	1,267,466
500,000	Wells Fargo & Co	1.150	06/02/17	500,228
500,000	Wells Fargo & Co	1.400	09/08/17	500,345
1,400,000	Wells Fargo & Co	1.500	01/16/18	1,399,608
425,000	Wells Fargo & Co	2.150	01/15/19	428,384
1,000,000	Wells Fargo & Co	2.150	01/30/20	998,038
750,000	Wells Fargo & Co	2.600	07/22/20	757,621
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,024,746
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,316,986
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,618,482
700,000	Wells Fargo & Co	3.450	02/13/23	696,958
500,000	Wells Fargo & Co	4.125	08/15/23	519,920
334,000	Wells Fargo & Co	4.480	01/16/24	351,365
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,184,189
750,000	Wells Fargo & Co	3.000	02/19/25	723,262
500,000	Wells Fargo & Co	3.550	09/29/25	500,608
650,000	Wells Fargo & Co	4.100	06/03/26	656,039
750,000	Wells Fargo & Co	4.300	07/22/27	764,729
264,000	Wells Fargo & Co	5.375	02/07/35	302,864
725,000	Wells Fargo & Co	5.375	11/02/43	798,912
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,276,361
300,000	Wells Fargo & Co	4.650	11/04/44	294,756
1,000,000	Wells Fargo & Co	3.900	05/01/45	921,803
15,000	Zions Bancorporation	4.500	06/13/23	15,580
	TOTAL DIVERSIFIED FINANCIALS			199,637,189

ENERGY - 2.4%
700,000	Anadarko Petroleum Corp	6.375	09/15/17	755,391
465,000	Anadarko Petroleum Corp	8.700	03/15/19	548,474
200,000	Anadarko Petroleum Corp	3.450	07/15/24	193,989
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,402,494
200,000	Anadarko Petroleum Corp	4.500	07/15/44	178,001
400,000	Apache Corp	6.900	09/15/18	454,396
200,000	Apache Corp	3.250	04/15/22	194,775
980,000	Apache Corp	5.100	09/01/40	936,285
300,000	Apache Corp	5.250	02/01/42	292,519
350,000	Apache Corp	4.750	04/15/43	316,000
300,000	Apache Corp	4.250	01/15/44	255,222
200,000	Baker Hughes, Inc	7.500	11/15/18	232,004
450,000	Baker Hughes, Inc	3.200	08/15/21	452,112
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$415,000	Baker Hughes, Inc	5.125%	09/15/40	$420,338
200,000	Boardwalk Pipelines LP	5.750	09/15/19	211,016
200,000	Boardwalk Pipelines LP	3.375	02/01/23	173,513
200,000	BP Capital Markets plc	1.846	05/05/17	201,719
1,350,000	BP Capital Markets plc	1.375	11/06/17	1,347,974
500,000	BP Capital Markets plc	1.375	05/10/18	496,488
300,000	BP Capital Markets plc	2.241	09/26/18	304,209
500,000	BP Capital Markets plc	2.237	05/10/19	503,724
1,250,000	BP Capital Markets plc	2.315	02/13/20	1,254,727
300,000	BP Capital Markets plc	4.500	10/01/20	330,315
150,000	BP Capital Markets plc	4.742	03/11/21	166,062
650,000	BP Capital Markets plc	3.561	11/01/21	681,218
200,000	BP Capital Markets plc	3.245	05/06/22	201,310
850,000	BP Capital Markets plc	2.500	11/06/22	810,451
300,000	BP Capital Markets plc	3.994	09/26/23	311,382
500,000	BP Capital Markets plc	3.814	02/10/24	510,795
300,000	BP Capital Markets plc	3.535	11/04/24	297,789
500,000	BP Capital Markets plc	3.506	03/17/25	494,357
200,000	Buckeye Partners LP	2.650	11/15/18	198,001
200,000	Buckeye Partners LP	4.875	02/01/21	204,289
200,000	Buckeye Partners LP	4.350	10/15/24	187,453
200,000	Buckeye Partners LP	5.850	11/15/43	183,095
100,000	Buckeye Partners LP	5.600	10/15/44	89,128
575,000	Burlington Resources Finance Co	7.200	08/15/31	733,637
200,000	Burlington Resources Finance Co	7.400	12/01/31	259,983
200,000	Cameron International Corp	1.150	12/15/16	199,362
100,000	Cameron International Corp	6.375	07/15/18	110,112
150,000	Cameron International Corp	3.600	04/30/22	151,222
500,000	Cameron International Corp	4.000	12/15/23	513,403
100,000	Cameron International Corp	5.950	06/01/41	110,424
200,000	Cameron International Corp	5.125	12/15/43	201,959
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	633,189
300,000	Canadian Natural Resources Ltd	1.750	01/15/18	296,562
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	92,511
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	643,926
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	846,636
340,000	Cenovus Energy, Inc	5.700	10/15/19	370,862
625,000	Cenovus Energy, Inc	3.000	08/15/22	570,022
200,000	Cenovus Energy, Inc	4.450	09/15/42	158,551
400,000	Cenovus Energy, Inc	5.200	09/15/43	349,166
100,000	Chevron Corp	0.889	06/24/16	100,357
300,000	Chevron Corp	1.345	11/15/17	301,039
500,000	Chevron Corp	1.104	12/05/17	497,996
400,000	Chevron Corp	1.365	03/02/18	400,319
750,000	Chevron Corp	1.718	06/24/18	755,872
200,000	Chevron Corp	4.950	03/03/19	221,524
1,000,000	Chevron Corp	2.193	11/15/19	1,010,857
400,000	Chevron Corp	1.961	03/03/20	398,348
750,000	Chevron Corp	2.427	06/24/20	759,908
400,000	Chevron Corp	2.411	03/03/22	391,586
650,000	Chevron Corp	2.355	12/05/22	628,798
250,000	Chevron Corp	3.191	06/24/23	253,441
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Cimarex Energy Co	4.375%	06/01/24	$486,996
300,000	g	Columbia Pipeline Group, Inc	2.450	06/01/18	300,601
300,000	g	Columbia Pipeline Group, Inc	3.300	06/01/20	300,915
300,000	g	Columbia Pipeline Group, Inc	4.500	06/01/25	291,332
300,000	g	Columbia Pipeline Group, Inc	5.800	06/01/45	286,609
1,500,000		ConocoPhillips Co	1.050	12/15/17	1,487,997
300,000		ConocoPhillips Co	1.500	05/15/18	299,744
600,000		ConocoPhillips Co	5.750	02/01/19	674,097
300,000		ConocoPhillips Co	2.200	05/15/20	300,035
300,000		ConocoPhillips Co	2.875	11/15/21	298,740
600,000		ConocoPhillips Co	2.400	12/15/22	565,649
300,000		ConocoPhillips Co	3.350	11/15/24	293,196
300,000		ConocoPhillips Co	4.150	11/15/34	284,917
250,000		ConocoPhillips Co	5.900	05/15/38	285,501
1,035,000		ConocoPhillips Co	6.500	02/01/39	1,250,108
300,000		ConocoPhillips Co	4.300	11/15/44	284,186
500,000		ConocoPhillips Holding Co	6.950	04/15/29	619,811
1,000,000		Continental Resources, Inc	4.500	04/15/23	858,750
750,000		Continental Resources, Inc	3.800	06/01/24	608,547
100,000		Continental Resources, Inc	4.900	06/01/44	71,526
850,000		Devon Energy Corp	6.300	01/15/19	951,614
525,000		Devon Energy Corp	3.250	05/15/22	503,477
600,000		Devon Energy Corp	7.950	04/15/32	737,761
700,000		Devon Energy Corp	4.750	05/15/42	619,171
300,000		Devon Energy Corp	5.000	06/15/45	271,954
300,000		Diamond Offshore Drilling, Inc	5.875	05/01/19	312,000
200,000		Diamond Offshore Drilling, Inc	3.450	11/01/23	172,916
100,000		Diamond Offshore Drilling, Inc	5.700	10/15/39	72,478
175,000		Diamond Offshore Drilling, Inc	4.875	11/01/43	114,557
300,000		Ecopetrol S.A.	4.250	09/18/18	303,000
550,000		Ecopetrol S.A.	7.625	07/23/19	603,460
500,000		Ecopetrol S.A.	5.875	09/18/23	481,250
1,000,000		Ecopetrol S.A.	4.125	01/16/25	842,500
400,000		Ecopetrol S.A.	5.375	06/26/26	349,000
200,000		Ecopetrol S.A.	7.375	09/18/43	183,000
300,000		Ecopetrol S.A.	5.875	05/28/45	226,500
300,000		El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	273,981
400,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	301,486
495,000		Enbridge Energy Partners LP	5.200	03/15/20	530,643
300,000		Enbridge Energy Partners LP	5.500	09/15/40	269,946
300,000		EnCana Corp	3.900	11/15/21	276,410
220,000		EnCana Corp	6.500	05/15/19	241,263
515,000		EnCana Corp	6.625	08/15/37	461,886
400,000		EnCana Corp	5.150	11/15/41	312,656
1,200,000		Ensco plc	4.700	03/15/21	1,022,503
200,000		Ensco plc	5.200	03/15/25	152,271
400,000		Ensco plc	5.750	10/01/44	276,834
735,000		Enterprise Products Operating LLC	6.300	09/15/17	797,681
300,000		Enterprise Products Operating LLC	1.650	05/07/18	297,974
130,000		Enterprise Products Operating LLC	6.500	01/31/19	145,809
600,000		Enterprise Products Operating LLC	5.200	09/01/20	659,831
400,000		Enterprise Products Operating LLC	4.050	02/15/22	407,954
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,100,000	Enterprise Products Operating LLC	3.350%	03/15/23	$1,063,593
800,000	Enterprise Products Operating LLC	3.900	02/15/24	785,734
300,000	Enterprise Products Operating LLC	3.700	02/15/26	283,611
480,000	Enterprise Products Operating LLC	6.125	10/15/39	505,315
300,000	Enterprise Products Operating LLC	4.850	08/15/42	264,443
100,000	Enterprise Products Operating LLC	4.450	02/15/43	85,250
1,000,000	Enterprise Products Operating LLC	4.850	03/15/44	891,955
500,000	Enterprise Products Operating LLC	5.100	02/15/45	456,638
300,000	Enterprise Products Operating LLC	4.900	05/15/46	269,409
200,000	Enterprise Products Operating LLC	4.950	10/15/54	171,702
700,000	EOG Resources, Inc	2.450	04/01/20	706,639
440,000	EOG Resources, Inc	4.100	02/01/21	470,837
600,000	EOG Resources, Inc	2.625	03/15/23	581,751
200,000	EOG Resources, Inc	3.900	04/01/35	189,080
50,000	EQT Corp	6.500	04/01/18	54,080
550,000	EQT Corp	8.125	06/01/19	646,254
500,000	Exxon Mobil Corp	0.921	03/15/17	501,302
500,000	Exxon Mobil Corp	1.305	03/06/18	501,106
500,000	Exxon Mobil Corp	1.819	03/15/19	504,214
500,000	Exxon Mobil Corp	1.912	03/06/20	503,151
500,000	Exxon Mobil Corp	2.397	03/06/22	497,944
500,000	Exxon Mobil Corp	3.176	03/15/24	513,987
500,000	Exxon Mobil Corp	2.709	03/06/25	490,255
500,000	Exxon Mobil Corp	3.567	03/06/45	472,389
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	188,357
400,000	Halliburton Co	2.000	08/01/18	402,642
400,000	Halliburton Co	6.150	09/15/19	455,982
300,000	Halliburton Co	3.500	08/01/23	300,826
400,000	Halliburton Co	7.450	09/15/39	534,124
250,000	Halliburton Co	4.500	11/15/41	239,309
600,000	Halliburton Co	4.750	08/01/43	596,103
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	199,178
200,000	Hess Corp	1.300	06/15/17	198,346
425,000	Hess Corp	8.125	02/15/19	496,367
200,000	Hess Corp	3.500	07/15/24	185,218
200,000	Hess Corp	7.875	10/01/29	236,719
940,000	Hess Corp	5.600	02/15/41	877,309
30,000	Husky Energy, Inc	7.250	12/15/19	34,329
200,000	Husky Energy, Inc	3.950	04/15/22	193,215
500,000	Husky Energy, Inc	4.000	04/15/24	472,007
130,000	Husky Energy, Inc	6.800	09/15/37	141,280
200,000	Magellan Midstream Partners LP	6.550	07/15/19	228,047
125,000	Magellan Midstream Partners LP	4.250	02/01/21	129,953
200,000	Magellan Midstream Partners LP	3.200	03/15/25	185,854
500,000	Magellan Midstream Partners LP	4.200	12/01/42	413,865
200,000	Marathon Oil Corp	0.900	11/01/15	199,956
400,000	Marathon Oil Corp	6.000	10/01/17	430,029
650,000	Marathon Oil Corp	2.800	11/01/22	581,930
300,000	Marathon Oil Corp	3.850	06/01/25	267,059
255,000	Marathon Oil Corp	6.600	10/01/37	255,633
200,000	Marathon Oil Corp	5.200	06/01/45	168,777
200,000	Marathon Petroleum Corp	3.500	03/01/16	202,030
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Marathon Petroleum Corp	5.125%	03/01/21	$272,439
100,000		Marathon Petroleum Corp	3.625	09/15/24	96,680
350,000		Marathon Petroleum Corp	6.500	03/01/41	371,774
250,000		Marathon Petroleum Corp	4.750	09/15/44	222,327
200,000		Marathon Petroleum Corp	5.000	09/15/54	174,877
125,000		Murphy Oil Corp	2.500	12/01/17	122,046
200,000		Murphy Oil Corp	4.000	06/01/22	173,049
200,000		Murphy Oil Corp	3.700	12/01/22	166,277
200,000		Murphy Oil Corp	5.125	12/01/42	147,642
200,000		Nabors Industries, Inc	2.350	09/15/16	197,609
125,000		Nabors Industries, Inc	6.150	02/15/18	131,658
350,000		Nabors Industries, Inc	4.625	09/15/21	317,727
100,000		Nabors Industries, Inc	5.100	09/15/23	88,275
100,000		National Oilwell Varco, Inc	1.350	12/01/17	99,345
300,000		National Oilwell Varco, Inc	2.600	12/01/22	279,563
300,000		National Oilwell Varco, Inc	3.950	12/01/42	249,161
935,000		Nexen, Inc	6.400	05/15/37	1,099,691
150,000		Noble Energy, Inc	8.250	03/01/19	175,563
750,000		Noble Energy, Inc	3.900	11/15/24	697,784
700,000		Noble Energy, Inc	6.000	03/01/41	663,903
300,000		Noble Energy, Inc	5.250	11/15/43	266,690
100,000		Noble Holding International Ltd	2.500	03/15/17	92,997
100,000		Noble Holding International Ltd	4.000	03/16/18	94,723
305,000		Noble Holding International Ltd	4.900	08/01/20	253,455
200,000		Noble Holding International Ltd	5.950	04/01/25	156,584
100,000		Noble Holding International Ltd	6.200	08/01/40	64,852
400,000		Noble Holding International Ltd	5.250	03/15/42	255,713
950,000		Occidental Petroleum Corp	1.750	02/15/17	958,243
250,000		Occidental Petroleum Corp	1.500	02/15/18	249,463
250,000		Occidental Petroleum Corp	3.125	02/15/22	252,054
550,000		Occidental Petroleum Corp	2.700	02/15/23	531,439
250,000		Occidental Petroleum Corp	3.500	06/15/25	249,392
300,000		Occidental Petroleum Corp	4.625	06/15/45	302,225
200,000		Oceaneering International, Inc	4.650	11/15/24	190,354
300,000		ONE Gas, Inc	2.070	02/01/19	300,205
100,000		ONE Gas, Inc	3.610	02/01/24	103,428
100,000		ONE Gas, Inc	4.658	02/01/44	104,963
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	453,334
785,000		Pemex Project Funding Master Trust	5.750	03/01/18	830,295
75,000		Petro-Canada	6.800	05/15/38	92,204
400,000		Petroleos Mexicanos	3.500	07/18/18	404,400
200,000		Petroleos Mexicanos	3.125	01/23/19	195,750
980,000		Petroleos Mexicanos	8.000	05/03/19	1,107,400
775,000		Petroleos Mexicanos	6.000	03/05/20	829,948
500,000	g	Petroleos Mexicanos	3.500	07/23/20	484,688
800,000		Petroleos Mexicanos	5.500	01/21/21	839,200
240,000		Petroleos Mexicanos	4.875	01/24/22	238,500
225,000		Petroleos Mexicanos	1.700	12/20/22	224,733
225,000		Petroleos Mexicanos	2.000	12/20/22	227,149
400,000		Petroleos Mexicanos	3.500	01/30/23	360,000
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,451,850
950,000	g	Petroleos Mexicanos	4.500	01/23/26	875,805
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,040,000		Petroleos Mexicanos	6.500%	06/02/41	$957,840
1,775,000		Petroleos Mexicanos	5.500	06/27/44	1,424,438
915,000	g	Petroleos Mexicanos	5.500	06/27/44	734,288
575,000		Petroleos Mexicanos	6.375	01/23/45	516,580
1,000,000	g	Petroleos Mexicanos	5.625	01/23/46	818,800
900,000		Phillips 66	2.950	05/01/17	920,738
650,000		Phillips 66	4.300	04/01/22	681,284
200,000		Phillips 66	4.650	11/15/34	194,781
400,000		Phillips 66	5.875	05/01/42	433,178
400,000		Phillips 66	4.875	11/15/44	385,700
500,000		Pioneer Natural Resources Co	6.650	03/15/17	529,521
375,000		Pioneer Natural Resources Co	3.950	07/15/22	370,935
200,000		Plains All American Pipeline LP	6.125	01/15/17	209,864
200,000		Plains All American Pipeline LP	2.600	12/15/19	197,600
700,000		Plains All American Pipeline LP	5.000	02/01/21	745,753
200,000		Plains All American Pipeline LP	2.850	01/31/23	183,540
400,000		Plains All American Pipeline LP	3.850	10/15/23	387,258
200,000		Plains All American Pipeline LP	3.600	11/01/24	187,265
300,000		Plains All American Pipeline LP	4.650	10/15/25	301,237
100,000		Plains All American Pipeline LP	6.650	01/15/37	106,172
250,000		Plains All American Pipeline LP	5.150	06/01/42	231,667
300,000		Plains All American Pipeline LP	4.700	06/15/44	263,574
300,000		Plains All American Pipeline LP	4.900	02/15/45	268,076
325,000		Plains Exploration & Production Co	6.875	02/15/23	287,544
100,000		Rowan Cos, Inc	5.000	09/01/17	98,063
300,000		Rowan Cos, Inc	7.875	08/01/19	297,550
250,000		Rowan Cos, Inc	4.875	06/01/22	186,371
200,000		Rowan Cos, Inc	4.750	01/15/24	146,557
100,000		Rowan Cos, Inc	5.400	12/01/42	59,311
200,000		Rowan Cos, Inc	5.850	01/15/44	125,019
750,000		Schlumberger Investment S.A.	3.650	12/01/23	773,669
500,000		SESI LLC	7.125	12/15/21	490,625
300,000		Shell International Finance BV	0.900	11/15/16	300,670
200,000		Shell International Finance BV	1.125	08/21/17	200,220
500,000		Shell International Finance BV	2.000	11/15/18	505,913
805,000		Shell International Finance BV	4.300	09/22/19	876,610
1,130,000		Shell International Finance BV	4.375	03/25/20	1,240,598
500,000		Shell International Finance BV	2.125	05/11/20	500,553
200,000		Shell International Finance BV	2.375	08/21/22	193,025
500,000		Shell International Finance BV	2.250	01/06/23	477,596
500,000		Shell International Finance BV	3.400	08/12/23	511,088
1,300,000		Shell International Finance BV	3.250	05/11/25	1,286,069
500,000		Shell International Finance BV	4.125	05/11/35	486,639
421,000		Shell International Finance BV	6.375	12/15/38	525,482
200,000		Shell International Finance BV	3.625	08/21/42	176,612
1,000,000		Shell International Finance BV	4.550	08/12/43	1,006,852
1,000,000		Shell International Finance BV	4.375	05/11/45	984,638
125,000		Southwestern Energy Co	3.300	01/23/18	122,825
200,000		Southwestern Energy Co	7.500	02/01/18	213,533
175,000		Southwestern Energy Co	4.050	01/23/20	174,011
325,000		Southwestern Energy Co	4.100	03/15/22	294,081
250,000		Southwestern Energy Co	4.950	01/23/25	222,490
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$350,000		Statoil ASA	3.125%	08/17/17	$362,443
500,000		Statoil ASA	1.250	11/09/17	498,617
375,000		Statoil ASA	1.200	01/17/18	373,088
300,000		Statoil ASA	1.150	05/15/18	297,695
300,000		Statoil ASA	1.950	11/08/18	301,900
450,000		Statoil ASA	5.250	04/15/19	500,004
500,000		Statoil ASA	2.250	11/08/19	504,416
300,000		Statoil ASA	2.900	11/08/20	309,372
500,000		Statoil ASA	2.750	11/10/21	500,880
250,000		Statoil ASA	3.150	01/23/22	253,078
375,000		Statoil ASA	2.450	01/17/23	357,623
300,000		Statoil ASA	2.650	01/15/24	286,724
300,000		Statoil ASA	3.700	03/01/24	308,427
500,000		Statoil ASA	3.250	11/10/24	494,779
200,000		Statoil ASA	5.100	08/17/40	220,436
400,000		Statoil ASA	4.250	11/23/41	394,489
300,000		Statoil ASA	3.950	05/15/43	280,255
1,300,000		Statoil ASA	4.800	11/08/43	1,384,512
550,000		Suncor Energy, Inc	6.100	06/01/18	608,116
750,000		Suncor Energy, Inc	3.600	12/01/24	743,880
1,400,000		Suncor Energy, Inc	6.500	06/15/38	1,678,148
300,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	260,889
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	272,973
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	89,687
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	242,764
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	162,613
25,000		Talisman Energy, Inc	7.750	06/01/19	28,086
450,000		Talisman Energy, Inc	3.750	02/01/21	424,411
300,000		Talisman Energy, Inc	5.850	02/01/37	249,680
200,000		Talisman Energy, Inc	5.500	05/15/42	154,573
200,000		Total Capital Canada Ltd	1.450	01/15/18	200,368
300,000		Total Capital Canada Ltd	2.750	07/15/23	288,014
750,000		Total Capital International S.A.	1.000	08/12/16	752,604
300,000		Total Capital International S.A.	2.125	01/10/19	305,379
500,000		Total Capital International S.A.	2.100	06/19/19	505,319
300,000		Total Capital International S.A.	2.750	06/19/21	304,813
1,000,000		Total Capital International S.A.	2.875	02/17/22	996,661
400,000		Total Capital International S.A.	2.700	01/25/23	389,498
300,000		Total Capital International S.A.	3.700	01/15/24	308,752
300,000		Total Capital International S.A.	3.750	04/10/24	309,869
300,000		TransCanada PipeLines Ltd	1.875	01/12/18	301,376
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	635,535
1,050,000		TransCanada PipeLines Ltd	2.500	08/01/22	987,102
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	199,633
500,000		TransCanada PipeLines Ltd	4.625	03/01/34	478,845
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	367,681
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	599,688
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	218,399
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	194,751
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	253,125
165,000		Vale Overseas Ltd	6.250	01/23/17	167,947
1,045,000		Vale Overseas Ltd	4.625	09/15/20	998,445
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,542,000	Vale Overseas Ltd	4.375%	01/11/22	$1,364,254
150,000	Vale Overseas Ltd	8.250	01/17/34	136,521
1,164,000	Vale Overseas Ltd	6.875	11/21/36	924,216
680,000	Valero Energy Corp	6.125	02/01/20	771,089
400,000	Valero Energy Corp	3.650	03/15/25	384,328
330,000	Valero Energy Corp	7.500	04/15/32	391,084
500,000	Valero Energy Corp	6.625	06/15/37	549,478
300,000	Valero Energy Corp	4.900	03/15/45	267,213
840,000	Weatherford Bermuda Holdings Ltd	5.125	09/15/20	739,183
60,000	Weatherford Bermuda Holdings Ltd	6.750	09/15/40	45,839
350,000	Weatherford International Ltd	9.625	03/01/19	374,984
700,000	Weatherford International Ltd	4.500	04/15/22	566,322
500,000	Weatherford International Ltd	5.950	04/15/42	359,969
300,000	XTO Energy, Inc	6.250	08/01/17	328,095
	TOTAL ENERGY			143,115,359

FOOD & STAPLES RETAILING - 0.3%
200,000	CVS Health Corp	1.200	12/05/16	200,443
68,000	CVS Health Corp	5.750	06/01/17	72,981
1,000,000	CVS Health Corp	1.900	07/20/18	1,006,741
300,000	CVS Health Corp	2.250	12/05/18	304,385
750,000	CVS Health Corp	2.250	08/12/19	758,130
185,000	CVS Health Corp	4.750	05/18/20	201,958
1,000,000	CVS Health Corp	2.800	07/20/20	1,016,076
500,000	CVS Health Corp	4.125	05/15/21	535,254
500,000	CVS Health Corp	3.500	07/20/22	516,017
500,000	CVS Health Corp	2.750	12/01/22	491,951
250,000	CVS Health Corp	4.000	12/05/23	264,961
900,000	CVS Health Corp	3.375	08/12/24	904,683
925,000	CVS Health Corp	3.875	07/20/25	953,899
400,000	CVS Health Corp	4.875	07/20/35	419,907
400,000	CVS Health Corp	5.300	12/05/43	441,583
1,000,000	CVS Health Corp	5.125	07/20/45	1,076,129
235,000	Delhaize Group S.A.	5.700	10/01/40	248,664
700,000	Kroger Co	6.400	08/15/17	762,346
55,000	Kroger Co	6.800	12/15/18	62,903
445,000	Kroger Co	6.150	01/15/20	510,050
200,000	Kroger Co	2.950	11/01/21	200,447
200,000	Kroger Co	3.400	04/15/22	203,898
200,000	Kroger Co	3.850	08/01/23	206,613
300,000	Kroger Co	4.000	02/01/24	313,305
100,000	Kroger Co	6.900	04/15/38	125,911
250,000	Kroger Co	5.000	04/15/42	260,245
300,000	Kroger Co	5.150	08/01/43	316,994
48,000	Safeway, Inc	6.350	08/15/17	49,920
200,000	Starbucks Corp	2.000	12/05/18	202,900
200,000	Starbucks Corp	2.700	06/15/22	202,415
350,000	Starbucks Corp	3.850	10/01/23	371,454
200,000	Starbucks Corp	4.300	06/15/45	205,083
200,000	SYSCO Corp	5.250	02/12/18	216,613
500,000	SYSCO Corp	2.600	10/01/20	500,465
250,000	SYSCO Corp	2.600	06/12/22	242,134
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	SYSCO Corp	5.375%	09/21/35	$112,495
300,000	SYSCO Corp	4.850	10/01/45	306,005
25,000	Walgreen Co	5.250	01/15/19	27,419
200,000	Walgreen Co	3.100	09/15/22	196,992
200,000	Walgreen Co	4.400	09/15/42	178,067
150,000	Walgreens Boots Alliance, Inc	1.750	11/17/17	150,556
1,125,000	Walgreens Boots Alliance, Inc	2.700	11/18/19	1,140,254
500,000	Walgreens Boots Alliance, Inc	3.300	11/18/21	506,637
400,000	Walgreens Boots Alliance, Inc	3.800	11/18/24	398,350
400,000	Walgreens Boots Alliance, Inc	4.500	11/18/34	378,284
400,000	Walgreens Boots Alliance, Inc	4.800	11/18/44	383,668
	TOTAL FOOD & STAPLES RETAILING			18,146,185

FOOD, BEVERAGE & TOBACCO - 1.1%
228,000	Altria Group, Inc	9.250	08/06/19	284,173
300,000	Altria Group, Inc	2.625	01/14/20	303,208
1,800,000	Altria Group, Inc	4.750	05/05/21	1,961,455
800,000	Altria Group, Inc	2.850	08/09/22	781,714
200,000	Altria Group, Inc	2.950	05/02/23	194,223
300,000	Altria Group, Inc	4.000	01/31/24	310,802
50,000	Altria Group, Inc	10.200	02/06/39	80,855
300,000	Altria Group, Inc	4.250	08/09/42	277,480
300,000	Altria Group, Inc	4.500	05/02/43	286,729
600,000	Altria Group, Inc	5.375	01/31/44	652,659
1,250,000	Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	1,251,274
300,000	Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	297,429
500,000	Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	501,396
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	475,388
500,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	507,082
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	977,431
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,538,747
2,750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,627,919
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	575,553
500,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	434,632
719,000	Archer-Daniels-Midland Co	5.450	03/15/18	785,562
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	714,799
200,000	Beam, Inc	1.750	06/15/18	199,165
200,000	Beam, Inc	3.250	05/15/22	196,992
200,000	Beam, Inc	3.250	06/15/23	196,780
450,000	Bottling Group LLC	5.125	01/15/19	497,315
200,000	Brown-Forman Corp	1.000	01/15/18	195,821
200,000	Brown-Forman Corp	2.250	01/15/23	191,625
200,000	Brown-Forman Corp	4.500	07/15/45	209,803
100,000	Bunge Ltd	3.200	06/15/17	101,860
100,000	Bunge Ltd	8.500	06/15/19	119,479
325,000	Campbell Soup Co	3.050	07/15/17	334,125
100,000	Campbell Soup Co	4.250	04/15/21	109,087
150,000	Campbell Soup Co	2.500	08/02/22	144,217
150,000	Campbell Soup Co	3.800	08/02/42	131,602
300,000	Coca-Cola Co	0.750	11/01/16	300,191
500,000	Coca-Cola Co	1.650	03/14/18	503,505
400,000	Coca-Cola Co	1.150	04/01/18	399,715
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		Coca-Cola Co	1.650%	11/01/18	$302,995
300,000		Coca-Cola Co	2.450	11/01/20	306,041
410,000		Coca-Cola Co	3.150	11/15/20	429,588
300,000		Coca-Cola Co	2.500	04/01/23	293,929
1,000,000		Coca-Cola Co	3.200	11/01/23	1,026,865
100,000		Coca-Cola Enterprises, Inc	3.500	09/15/20	105,189
100,000		Coca-Cola Enterprises, Inc	3.250	08/19/21	102,597
200,000		Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	201,480
100,000		Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	108,130
500,000		Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	516,460
200,000		Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	218,928
1,100,000		ConAgra Foods, Inc	1.900	01/25/18	1,094,621
255,000		ConAgra Foods, Inc	7.000	04/15/19	293,304
200,000		ConAgra Foods, Inc	3.250	09/15/22	194,767
91,000		ConAgra Foods, Inc	3.200	01/25/23	87,154
100,000		ConAgra Foods, Inc	7.000	10/01/28	120,906
100,000		ConAgra Foods, Inc	6.625	08/15/39	109,791
297,000		ConAgra Foods, Inc	4.650	01/25/43	270,550
100,000		Corn Products International, Inc	4.625	11/01/20	107,014
500,000		Diageo Capital plc	1.500	05/11/17	501,413
325,000		Diageo Capital plc	5.750	10/23/17	352,897
500,000		Diageo Capital plc	1.125	04/29/18	496,981
200,000		Diageo Capital plc	5.875	09/30/36	236,504
400,000		Diageo Capital plc	3.875	04/29/43	369,202
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	355,067
150,000		Dr Pepper Snapple Group, Inc	2.000	01/15/20	147,608
150,000		Dr Pepper Snapple Group, Inc	2.700	11/15/22	145,770
150,000		Flowers Foods, Inc	4.375	04/01/22	158,679
200,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	187,152
300,000		Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	268,749
500,000		General Mills, Inc	1.400	10/20/17	500,172
210,000		General Mills, Inc	5.650	02/15/19	233,644
175,000		General Mills, Inc	2.200	10/21/19	176,674
200,000		General Mills, Inc	3.150	12/15/21	203,876
500,000		General Mills, Inc	3.650	02/15/24	516,078
150,000		General Mills, Inc	5.400	06/15/40	167,907
100,000		General Mills, Inc	4.150	02/15/43	94,118
100,000		Hershey Co	1.500	11/01/16	100,742
150,000		Hershey Co	4.125	12/01/20	164,421
200,000		Hershey Co	3.200	08/21/25	203,526
800,000	g	HJ Heinz Co	1.600	06/30/17	801,231
275,000	g	HJ Heinz Co	2.000	07/02/18	275,403
300,000	g	HJ Heinz Co	2.800	07/02/20	301,987
200,000	g	HJ Heinz Co	3.500	07/15/22	204,327
900,000	g	HJ Heinz Co	3.950	07/15/25	921,249
200,000	g	HJ Heinz Co	5.000	07/15/35	208,896
700,000	g	HJ Heinz Co	5.200	07/15/45	741,761
250,000		Ingredion, Inc	1.800	09/25/17	249,207
125,000	g	JM Smucker Co	1.750	03/15/18	125,287
175,000	g	JM Smucker Co	2.500	03/15/20	175,545
100,000		JM Smucker Co	3.500	10/15/21	103,196
300,000	g	JM Smucker Co	3.000	03/15/22	299,264
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000	g	JM Smucker Co	3.500%	03/15/25	$99,420
300,000	g	JM Smucker Co	4.250	03/15/35	289,229
300,000	g	JM Smucker Co	4.375	03/15/45	286,857
100,000		Kellogg Co	1.875	11/17/16	100,673
200,000		Kellogg Co	1.750	05/17/17	200,825
1,279,000		Kellogg Co	4.000	12/15/20	1,365,780
100,000		Kellogg Co	7.450	04/01/31	129,457
600,000		Kraft Foods Group, Inc	2.250	06/05/17	606,803
1,525,000		Kraft Foods Group, Inc	3.500	06/06/22	1,556,359
300,000		Kraft Foods Group, Inc	6.500	02/09/40	359,825
700,000		Kraft Foods Group, Inc	5.000	06/04/42	718,371
200,000		McCormick & Co, Inc	3.500	09/01/23	210,347
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	421,200
100,000		Mead Johnson Nutrition Co	4.600	06/01/44	93,721
150,000		Molson Coors Brewing Co	3.500	05/01/22	149,114
300,000		Molson Coors Brewing Co	5.000	05/01/42	264,661
1,500,000		Mondelez International, Inc	2.250	02/01/19	1,509,520
1,000,000		Mondelez International, Inc	4.000	02/01/24	1,036,642
300,000		PepsiCo, Inc	0.950	02/22/17	300,455
250,000		PepsiCo, Inc	1.125	07/17/17	251,002
250,000		PepsiCo, Inc	1.250	08/13/17	251,696
840,000		PepsiCo, Inc	7.900	11/01/18	993,072
400,000		PepsiCo, Inc	2.250	01/07/19	408,456
100,000		PepsiCo, Inc	4.500	01/15/20	110,611
500,000		PepsiCo, Inc	1.850	04/30/20	497,562
400,000		PepsiCo, Inc	3.125	11/01/20	420,001
200,000		PepsiCo, Inc	3.000	08/25/21	206,997
400,000		PepsiCo, Inc	2.750	03/05/22	402,108
300,000		PepsiCo, Inc	3.100	07/17/22	306,847
500,000		PepsiCo, Inc	2.750	03/01/23	497,292
1,000,000		PepsiCo, Inc	3.600	03/01/24	1,037,939
300,000		PepsiCo, Inc	2.750	04/30/25	290,808
425,000		PepsiCo, Inc	3.500	07/17/25	436,260
310,000		PepsiCo, Inc	4.875	11/01/40	337,634
400,000		PepsiCo, Inc	4.000	03/05/42	386,031
200,000		PepsiCo, Inc	3.600	08/13/42	179,623
450,000		PepsiCo, Inc	4.600	07/17/45	470,551
500,000		Philip Morris International, Inc	1.125	08/21/17	499,841
1,300,000		Philip Morris International, Inc	5.650	05/16/18	1,435,868
300,000		Philip Morris International, Inc	1.875	01/15/19	301,701
200,000		Philip Morris International, Inc	2.900	11/15/21	201,086
200,000		Philip Morris International, Inc	2.500	08/22/22	194,480
500,000		Philip Morris International, Inc	2.625	03/06/23	487,568
300,000		Philip Morris International, Inc	3.600	11/15/23	311,047
500,000		Philip Morris International, Inc	3.250	11/10/24	499,607
300,000		Philip Morris International, Inc	3.375	08/11/25	301,259
240,000		Philip Morris International, Inc	6.375	05/16/38	299,259
150,000		Philip Morris International, Inc	4.375	11/15/41	147,549
200,000		Philip Morris International, Inc	4.500	03/20/42	200,654
150,000		Philip Morris International, Inc	3.875	08/21/42	138,765
300,000		Philip Morris International, Inc	4.125	03/04/43	284,061
200,000		Philip Morris International, Inc	4.875	11/15/43	211,878
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Philip Morris International, Inc	4.250%	11/10/44	$483,346
50,000		Reynolds American, Inc	6.750	06/15/17	54,127
200,000		Reynolds American, Inc	7.750	06/01/18	228,363
450,000		Reynolds American, Inc	2.300	06/12/18	454,872
270,000	g	Reynolds American, Inc	6.875	05/01/20	316,222
325,000		Reynolds American, Inc	3.250	06/12/20	334,175
750,000		Reynolds American, Inc	4.000	06/12/22	783,931
400,000		Reynolds American, Inc	3.250	11/01/22	398,092
200,000		Reynolds American, Inc	4.850	09/15/23	214,626
750,000		Reynolds American, Inc	5.700	08/15/35	815,369
65,000		Reynolds American, Inc	7.250	06/15/37	80,454
400,000		Reynolds American, Inc	4.750	11/01/42	384,030
200,000		Reynolds American, Inc	6.150	09/15/43	227,235
750,000		Reynolds American, Inc	5.850	08/15/45	834,670
133,000		Sara Lee Corp	4.100	09/15/20	139,225
400,000		Tyson Foods, Inc	4.500	06/15/22	423,956
500,000		Tyson Foods, Inc	3.950	08/15/24	509,501
500,000		Tyson Foods, Inc	5.150	08/15/44	524,836
		TOTAL FOOD, BEVERAGE & TOBACCO			65,436,036

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
200,000		Allergan, Inc	1.350	03/15/18	196,480
250,000		Allergan, Inc	3.375	09/15/20	254,581
200,000		Allergan, Inc	2.800	03/15/23	186,037
200,000		Allina Health System	4.805	11/15/45	205,997
450,000		AmerisourceBergen Corp	1.150	05/15/17	448,238
100,000		AmerisourceBergen Corp	3.500	11/15/21	103,741
400,000		AmerisourceBergen Corp	3.400	05/15/24	397,513
200,000		AmerisourceBergen Corp	3.250	03/01/25	194,601
200,000		Ascension Health, Inc	4.847	11/15/53	217,208
300,000		Baxter International, Inc	0.950	06/01/16	300,151
300,000		Baxter International, Inc	1.850	06/15/18	300,045
420,000		Baxter International, Inc	4.500	08/15/19	454,036
290,000		Baylor Scott & White Holdings	4.185	11/15/45	272,048
100,000		Becton Dickinson & Co	1.450	05/15/17	99,817
750,000		Becton Dickinson & Co	1.800	12/15/17	753,287
25,000		Becton Dickinson & Co	5.000	05/15/19	27,381
100,000		Becton Dickinson & Co	6.375	08/01/19	114,318
475,000		Becton Dickinson & Co	2.675	12/15/19	480,625
150,000		Becton Dickinson & Co	3.250	11/12/20	153,535
850,000		Becton Dickinson & Co	3.125	11/08/21	853,111
200,000		Becton Dickinson & Co	3.300	03/01/23	199,317
325,000		Becton Dickinson & Co	3.734	12/15/24	330,988
300,000		Becton Dickinson & Co	4.875	05/15/44	309,363
500,000		Becton Dickinson & Co	4.685	12/15/44	500,709
100,000		Bio-Rad Laboratories, Inc	4.875	12/15/20	109,434
650,000		Boston Scientific Corp	6.000	01/15/20	729,017
300,000		Boston Scientific Corp	2.850	05/15/20	299,955
300,000		Boston Scientific Corp	3.375	05/15/22	299,749
150,000		Boston Scientific Corp	4.125	10/01/23	153,516
400,000		Boston Scientific Corp	3.850	05/15/25	393,605
200,000		Cardinal Health, Inc	1.700	03/15/18	199,257
63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Cardinal Health, Inc	1.950%	06/15/18	$200,229
200,000	Cardinal Health, Inc	2.400	11/15/19	202,444
100,000	Cardinal Health, Inc	4.625	12/15/20	109,097
100,000	Cardinal Health, Inc	3.200	06/15/22	100,611
200,000	Cardinal Health, Inc	3.200	03/15/23	198,177
100,000	Cardinal Health, Inc	3.500	11/15/24	99,994
200,000	Cardinal Health, Inc	3.750	09/15/25	202,924
100,000	Cardinal Health, Inc	4.600	03/15/43	96,711
200,000	Cardinal Health, Inc	4.500	11/15/44	193,875
200,000	Cardinal Health, Inc	4.900	09/15/45	203,277
100,000	Coventry Health Care, Inc	5.450	06/15/21	112,252
450,000	Covidien International Finance S.A.	6.000	10/15/17	491,441
650,000	Covidien International Finance S.A.	3.200	06/15/22	656,570
500,000	Covidien International Finance S.A.	2.950	06/15/23	493,663
100,000	Covidien International Finance S.A.	6.550	10/15/37	128,002
225,000	CR Bard, Inc	1.375	01/15/18	223,030
100,000	CR Bard, Inc	4.400	01/15/21	107,652
100,000	DENTSPLY International, Inc	4.125	08/15/21	104,372
250,000	Dignity Health	3.812	11/01/24	256,313
200,000	Dignity Health	5.267	11/01/64	207,784
100,000	Edwards Lifesciences Corp	2.875	10/15/18	102,070
300,000	Express Scripts Holding Co	2.650	02/15/17	304,939
200,000	Express Scripts Holding Co	1.250	06/02/17	199,383
300,000	Express Scripts Holding Co	2.250	06/15/19	299,215
250,000	Express Scripts Holding Co	4.750	11/15/21	269,946
525,000	Express Scripts Holding Co	3.900	02/15/22	541,239
300,000	Express Scripts Holding Co	3.500	06/15/24	295,345
450,000	Express Scripts Holding Co	6.125	11/15/41	519,520
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	103,062
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	104,981
200,000	Laboratory Corp of America Holdings	3.125	05/15/16	202,329
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	101,016
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	252,796
150,000	Laboratory Corp of America Holdings	2.625	02/01/20	150,370
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	294,819
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	203,127
200,000	Laboratory Corp of America Holdings	4.000	11/01/23	203,381
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	96,846
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	272,422
200,000	Mayo Clinic Rochester	4.000	11/15/47	188,713
100,000	McKesson Corp	0.950	12/04/15	100,035
25,000	McKesson Corp	5.700	03/01/17	26,503
500,000	McKesson Corp	1.292	03/10/17	499,052
180,000	McKesson Corp	4.750	03/01/21	199,889
100,000	McKesson Corp	2.700	12/15/22	96,962
200,000	McKesson Corp	2.850	03/15/23	193,950
500,000	McKesson Corp	3.796	03/15/24	512,929
100,000	McKesson Corp	6.000	03/01/41	118,124
375,000	McKesson Corp	4.883	03/15/44	377,301
250,000	Medco Health Solutions, Inc	7.125	03/15/18	280,528
300,000	Medtronic, Inc	0.875	02/27/17	300,019
625,000	Medtronic, Inc	1.500	03/15/18	622,535
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$250,000	Medtronic, Inc	1.375%	04/01/18	$249,641
875,000	Medtronic, Inc	2.500	03/15/20	886,846
1,000,000	Medtronic, Inc	3.150	03/15/22	1,014,405
1,000,000	Medtronic, Inc	3.625	03/15/24	1,032,713
725,000	Medtronic, Inc	3.500	03/15/25	740,063
1,000,000	Medtronic, Inc	4.375	03/15/35	1,011,387
200,000	Medtronic, Inc	4.500	03/15/42	200,709
150,000	Medtronic, Inc	4.000	04/01/43	140,358
1,000,000	Medtronic, Inc	4.625	03/15/44	1,022,675
850,000	Medtronic, Inc	4.625	03/15/45	876,965
300,000	New York and Presbyterian Hospital	4.024	08/01/45	283,883
350,000	NYU Hospitals Center	5.750	07/01/43	405,146
100,000	Owens & Minor, Inc	3.875	09/15/21	100,898
150,000	PerkinElmer, Inc	5.000	11/15/21	161,424
300,000	Quest Diagnostics, Inc	2.700	04/01/19	302,473
200,000	Quest Diagnostics, Inc	2.500	03/30/20	199,627
400,000	Quest Diagnostics, Inc	4.700	04/01/21	434,320
125,000	Quest Diagnostics, Inc	3.500	03/30/25	121,425
300,000	Quest Diagnostics, Inc	4.700	03/30/45	273,339
200,000	Southern Baptist Hospital of Florida, Inc	4.857	07/15/45	207,260
300,000	St. Jude Medical, Inc	2.800	09/15/20	301,760
200,000	St. Jude Medical, Inc	3.250	04/15/23	196,963
300,000	St. Jude Medical, Inc	3.875	09/15/25	304,410
200,000	St. Jude Medical, Inc	4.750	04/15/43	196,453
150,000	Stryker Corp	2.000	09/30/16	151,655
200,000	Stryker Corp	1.300	04/01/18	198,973
90,000	Stryker Corp	4.375	01/15/20	98,223
200,000	Stryker Corp	3.375	05/15/24	203,263
200,000	Stryker Corp	4.100	04/01/43	187,337
200,000	Stryker Corp	4.375	05/15/44	198,212
100,000	Texas Health Resources	4.330	11/15/55	98,141
175,000	Thermo Fisher Scientific, Inc	1.300	02/01/17	174,907
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	350,059
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	100,554
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	652,016
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	245,228
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	621,688
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	210,550
200,000	Trinity Health Corp	4.125	12/01/45	188,328
750,000	Zimmer Holdings, Inc	1.450	04/01/17	748,493
750,000	Zimmer Holdings, Inc	3.150	04/01/22	742,664
625,000	Zimmer Holdings, Inc	3.550	04/01/25	612,271
550,000	Zimmer Holdings, Inc	4.250	08/15/35	514,463
106,000	Zimmer Holdings, Inc	5.750	11/30/39	116,305
300,000	Zimmer Holdings, Inc	4.450	08/15/45	277,491
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			39,315,388

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	106,503
100,000	Clorox Co	3.050	09/15/22	99,519
200,000	Clorox Co	3.500	12/15/24	200,692
400,000	Colgate-Palmolive Co	1.300	01/15/17	403,581
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Colgate-Palmolive Co	0.900%	05/01/18	$99,317
300,000		Colgate-Palmolive Co	1.750	03/15/19	302,963
200,000		Colgate-Palmolive Co	2.300	05/03/22	198,162
200,000		Colgate-Palmolive Co	1.950	02/01/23	192,021
300,000		Colgate-Palmolive Co	3.250	03/15/24	311,696
60,000		Colgate-Palmolive Co	6.450	06/16/28	78,163
300,000		Colgate-Palmolive Co	4.000	08/15/45	300,076
100,000		Ecolab, Inc	3.000	12/08/16	101,922
250,000		Ecolab, Inc	1.450	12/08/17	248,770
375,000		Ecolab, Inc	2.250	01/12/20	376,263
350,000		Ecolab, Inc	4.350	12/08/21	378,256
100,000		Ecolab, Inc	5.500	12/08/41	113,166
200,000		Estee Lauder Cos, Inc	2.350	08/15/22	196,534
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	123,130
200,000		Estee Lauder Cos, Inc	4.375	06/15/45	204,903
1,000,000		Procter & Gamble Co	4.700	02/15/19	1,104,295
300,000		Procter & Gamble Co	1.900	11/01/19	303,090
800,000		Procter & Gamble Co	2.300	02/06/22	802,515
600,000		Procter & Gamble Co	3.100	08/15/23	616,801
225,000		Procter & Gamble Co	5.550	03/05/37	274,308
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			7,136,646

INSURANCE - 1.1%
100,000		ACE INA Holdings, Inc	2.600	11/23/15	100,251
25,000		ACE INA Holdings, Inc	5.800	03/15/18	27,534
500,000		ACE INA Holdings, Inc	5.900	06/15/19	568,621
250,000		ACE INA Holdings, Inc	2.700	03/13/23	242,192
300,000		ACE INA Holdings, Inc	3.350	05/15/24	300,348
400,000		ACE INA Holdings, Inc	3.150	03/15/25	390,272
150,000		ACE INA Holdings, Inc	4.150	03/13/43	144,038
125,000		Aetna, Inc	1.500	11/15/17	125,124
300,000		Aetna, Inc	2.200	03/15/19	300,512
250,000		Aetna, Inc	3.950	09/01/20	266,464
500,000		Aetna, Inc	2.750	11/15/22	482,657
300,000		Aetna, Inc	3.500	11/15/24	298,755
240,000		Aetna, Inc	6.625	06/15/36	296,387
350,000		Aetna, Inc	4.500	05/15/42	341,992
500,000		Aetna, Inc	4.125	11/15/42	461,329
200,000		Aflac, Inc	2.400	03/16/20	202,185
300,000		Aflac, Inc	4.000	02/15/22	319,975
600,000		Aflac, Inc	3.625	06/15/23	615,895
200,000		Aflac, Inc	3.625	11/15/24	203,923
200,000		Aflac, Inc	3.250	03/17/25	198,583
125,000		Aflac, Inc	6.900	12/17/39	162,253
300,000		Alleghany Corp	4.950	06/27/22	324,364
200,000		Alleghany Corp	4.900	09/15/44	194,380
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	104,944
1,250,000		Allstate Corp	3.150	06/15/23	1,263,394
100,000		Allstate Corp	4.500	06/15/43	100,631
200,000	i	Allstate Corp	5.750	08/15/53	207,070
100,000		American Financial Group, Inc	9.875	06/15/19	124,908
325,000		American International Group, Inc	2.300	07/16/19	327,604
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,600,000		American International Group, Inc	4.875%	06/01/22	$1,765,723
200,000		American International Group, Inc	3.750	07/10/25	203,192
500,000		American International Group, Inc	3.875	01/15/35	460,165
300,000		American International Group, Inc	4.700	07/10/35	306,774
800,000		American International Group, Inc	6.250	05/01/36	968,451
328,000		American International Group, Inc	6.820	11/15/37	407,418
500,000		American International Group, Inc	4.500	07/16/44	491,243
300,000		American International Group, Inc	4.800	07/10/45	306,440
200,000		American International Group, Inc	4.375	01/15/55	182,160
200,000		Aon plc	3.125	05/27/16	202,832
50,000		Aon plc	5.000	09/30/20	55,448
200,000		Aon plc	4.000	11/27/23	206,305
300,000		Aon plc	3.500	06/14/24	295,600
200,000		Aon plc	6.250	09/30/40	236,188
100,000		Aon plc	4.250	12/12/42	91,830
200,000		Aon plc	4.450	05/24/43	190,582
250,000		Aon plc	4.750	05/15/45	244,969
300,000		Arch Capital Group US, Inc	5.144	11/01/43	309,768
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	207,881
100,000		Assurant, Inc	2.500	03/15/18	101,105
100,000		Assurant, Inc	4.000	03/15/23	102,264
100,000		Assurant, Inc	6.750	02/15/34	120,204
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	208,080
270,000		AXA S.A.	8.600	12/15/30	366,358
200,000		AXIS Specialty Finance plc	2.650	04/01/19	200,903
50,000		AXIS Specialty Finance plc	5.875	06/01/20	56,504
200,000		AXIS Specialty Finance plc	5.150	04/01/45	206,284
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	303,010
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	225,476
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	826,366
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	610,607
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	207,688
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	405,394
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	295,942
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	96,389
40,000		Chubb Corp	5.750	05/15/18	44,374
350,000		Chubb Corp	6.000	05/11/37	428,706
300,000	i	Chubb Corp	6.375	03/29/67	295,875
540,000		Cigna Corp	5.125	06/15/20	603,083
400,000		Cigna Corp	4.500	03/15/21	429,854
400,000		Cigna Corp	3.250	04/15/25	385,822
400,000		Cigna Corp	5.375	02/15/42	433,941
200,000		Cincinnati Financial Corp	6.920	05/15/28	254,953
40,000		CNA Financial Corp	6.500	08/15/16	41,801
500,000		CNA Financial Corp	5.750	08/15/21	569,780
125,000		CNA Financial Corp	3.950	05/15/24	125,885
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	291,413
250,000		Fidelity National Financial, Inc	5.500	09/01/22	267,488
100,000		First American Financial Corp	4.300	02/01/23	100,302
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	277,271
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	413,189
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	385,394
67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Humana, Inc	2.625%	10/01/19	$303,879
100,000	Humana, Inc	3.150	12/01/22	98,646
300,000	Humana, Inc	3.850	10/01/24	301,928
100,000	Humana, Inc	8.150	06/15/38	142,535
200,000	Humana, Inc	4.625	12/01/42	192,350
300,000	Humana, Inc	4.950	10/01/44	304,861
100,000	Infinity Property & Casualty Corp	5.000	09/19/22	105,547
300,000	ING US, Inc	2.900	02/15/18	306,342
150,000	ING US, Inc	5.500	07/15/22	170,898
200,000	ING US, Inc	5.700	07/15/43	230,792
200,000	Kemper Corp	4.350	02/15/25	203,672
400,000	Leucadia National Corp	5.500	10/18/23	402,439
200,000	Lincoln National Corp	8.750	07/01/19	244,299
400,000	Lincoln National Corp	4.200	03/15/22	415,564
525,000	Lincoln National Corp	4.000	09/01/23	544,808
175,000	Lincoln National Corp	3.350	03/09/25	172,072
30,000	Lincoln National Corp	6.150	04/07/36	35,336
150,000	Lincoln National Corp	7.000	06/15/40	192,845
100,000	Loews Corp	5.250	03/15/16	101,992
200,000	Loews Corp	2.625	05/15/23	192,308
200,000	Loews Corp	4.125	05/15/43	183,596
100,000	Manulife Financial Corp	4.900	09/17/20	110,548
100,000	Markel Corp	7.125	09/30/19	117,632
150,000	Markel Corp	4.900	07/01/22	163,837
100,000	Markel Corp	3.625	03/30/23	99,490
100,000	Markel Corp	5.000	03/30/43	101,649
100,000	Marsh & McLennan Cos, Inc	2.550	10/15/18	102,231
500,000	Marsh & McLennan Cos, Inc	2.350	09/10/19	505,788
150,000	Marsh & McLennan Cos, Inc	4.800	07/15/21	165,461
200,000	Marsh & McLennan Cos, Inc	4.050	10/15/23	210,837
152,000	Marsh & McLennan Cos, Inc	3.500	06/03/24	151,778
500,000	Marsh & McLennan Cos, Inc	3.500	03/10/25	499,794
200,000	Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	185,132
500,000	Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	456,310
175,000	MetLife, Inc	1.756	12/15/17	176,243
200,000	MetLife, Inc	1.903	12/15/17	201,462
1,050,000	MetLife, Inc	4.750	02/08/21	1,166,087
700,000	MetLife, Inc	3.048	12/15/22	700,412
325,000	MetLife, Inc	4.368	09/15/23	349,295
500,000	MetLife, Inc	3.600	04/10/24	509,479
50,000	MetLife, Inc	6.375	06/15/34	61,938
405,000	MetLife, Inc	5.700	06/15/35	472,244
130,000	MetLife, Inc	5.875	02/06/41	156,798
200,000	MetLife, Inc	4.125	08/13/42	190,034
600,000	MetLife, Inc	4.875	11/13/43	632,856
500,000	MetLife, Inc	4.721	12/15/44	517,281
300,000	MetLife, Inc	4.050	03/01/45	280,594
200,000	Montpelier Re Holdings Ltd	4.700	10/15/22	205,217
20,000	Nationwide Financial Services	6.750	05/15/37	20,100
200,000	Navigators Group, Inc	5.750	10/15/23	216,461
200,000	Old Republic International Corp	4.875	10/01/24	209,742
500,000	OneBeacon US Holdings, Inc	4.600	11/09/22	508,945
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		PartnerRe Ltd	5.500%	06/01/20	$111,035
100,000	g	Primerica, Inc	4.750	07/15/22	108,807
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,621
130,000		Principal Financial Group, Inc	8.875	05/15/19	158,669
100,000		Principal Financial Group, Inc	3.300	09/15/22	100,178
150,000		Principal Financial Group, Inc	3.125	05/15/23	148,050
200,000		Principal Financial Group, Inc	3.400	05/15/25	196,852
100,000		Principal Financial Group, Inc	6.050	10/15/36	116,368
100,000		Principal Financial Group, Inc	4.625	09/15/42	98,479
200,000		Principal Financial Group, Inc	4.350	05/15/43	188,465
200,000	i	Principal Financial Group, Inc	4.700	05/15/55	198,500
120,000		Progressive Corp	6.250	12/01/32	146,787
300,000	i	Progressive Corp	6.700	06/15/37	303,000
300,000		Progressive Corp	4.350	04/25/44	300,542
300,000		Progressive Corp	3.700	01/26/45	268,482
100,000		Protective Life Corp	7.375	10/15/19	117,951
300,000		Prudential Financial, Inc	3.000	05/12/16	303,660
60,000		Prudential Financial, Inc	6.100	06/15/17	64,451
100,000		Prudential Financial, Inc	2.300	08/15/18	101,426
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,201,059
200,000		Prudential Financial, Inc	2.350	08/15/19	201,110
300,000		Prudential Financial, Inc	4.500	11/16/21	331,076
400,000		Prudential Financial, Inc	5.750	07/15/33	454,339
450,000		Prudential Financial, Inc	6.200	11/15/40	539,004
125,000	i	Prudential Financial, Inc	5.875	09/15/42	132,188
500,000	i	Prudential Financial, Inc	5.625	06/15/43	516,000
150,000		Prudential Financial, Inc	5.100	08/15/43	159,150
100,000	i	Prudential Financial, Inc	5.200	03/15/44	98,250
800,000		Prudential Financial, Inc	4.600	05/15/44	807,295
200,000	i	Prudential Financial, Inc	5.375	05/15/45	198,500
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	158,471
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	109,766
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	269,513
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	195,195
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	106,363
250,000		Torchmark Corp	3.800	09/15/22	253,489
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	100,918
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	26,741
610,000		Travelers Cos, Inc	5.800	05/15/18	674,693
130,000		Travelers Cos, Inc	5.900	06/02/19	148,626
600,000		Travelers Cos, Inc	5.350	11/01/40	692,388
200,000		Travelers Cos, Inc	4.600	08/01/43	208,806
250,000		Travelers Cos, Inc	4.300	08/25/45	250,406
100,000		Travelers Property Casualty Corp	6.375	03/15/33	124,997
300,000		UnitedHealth Group, Inc	1.400	12/15/17	299,692
324,000		UnitedHealth Group, Inc	6.000	02/15/18	357,082
500,000		UnitedHealth Group, Inc	1.900	07/16/18	505,221
900,000		UnitedHealth Group, Inc	1.625	03/15/19	893,895
500,000		UnitedHealth Group, Inc	2.300	12/15/19	506,639
500,000		UnitedHealth Group, Inc	2.700	07/15/20	511,652
700,000		UnitedHealth Group, Inc	4.700	02/15/21	779,223
500,000		UnitedHealth Group, Inc	2.875	12/15/21	507,605
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	UnitedHealth Group, Inc	3.350%	07/15/22	$516,112
325,000	UnitedHealth Group, Inc	2.750	02/15/23	320,368
200,000	UnitedHealth Group, Inc	2.875	03/15/23	199,327
500,000	UnitedHealth Group, Inc	3.750	07/15/25	517,042
750,000	UnitedHealth Group, Inc	4.625	07/15/35	791,743
365,000	UnitedHealth Group, Inc	6.625	11/15/37	469,582
250,000	UnitedHealth Group, Inc	6.875	02/15/38	333,061
150,000	UnitedHealth Group, Inc	4.625	11/15/41	153,916
300,000	UnitedHealth Group, Inc	4.375	03/15/42	296,044
350,000	UnitedHealth Group, Inc	3.950	10/15/42	329,959
200,000	UnitedHealth Group, Inc	4.250	03/15/43	197,193
500,000	UnitedHealth Group, Inc	4.750	07/15/45	528,320
110,000	Unum Group	5.625	09/15/20	123,746
200,000	Unum Group	4.000	03/15/24	206,399
200,000	Verisk Analytics, Inc	5.800	05/01/21	227,260
500,000	Verisk Analytics, Inc	4.000	06/15/25	491,807
300,000	Verisk Analytics, Inc	5.500	06/15/45	294,995
200,000	WellPoint, Inc	1.875	01/15/18	200,078
1,250,000	WellPoint, Inc	2.300	07/15/18	1,255,386
300,000	WellPoint, Inc	2.250	08/15/19	298,671
150,000	WellPoint, Inc	3.700	08/15/21	154,634
800,000	WellPoint, Inc	3.125	05/15/22	792,090
200,000	WellPoint, Inc	3.300	01/15/23	197,985
300,000	WellPoint, Inc	3.500	08/15/24	297,089
300,000	WellPoint, Inc	4.625	05/15/42	295,766
200,000	WellPoint, Inc	4.650	01/15/43	196,304
500,000	WellPoint, Inc	5.100	01/15/44	519,972
300,000	WellPoint, Inc	4.650	08/15/44	290,146
300,000	WellPoint, Inc	4.850	08/15/54	295,499
200,000	Willis Group Holdings plc	5.750	03/15/21	223,737
165,000	WR Berkley Corp	5.375	09/15/20	183,974
250,000	WR Berkley Corp	4.625	03/15/22	265,436
200,000	WR Berkley Corp	4.750	08/01/44	197,505
350,000	XL Capital Ltd	6.375	11/15/24	415,072
200,000	XLIT Ltd	2.300	12/15/18	201,867
200,000	XLIT Ltd	4.450	03/31/25	200,225
200,000	XLIT Ltd	5.250	12/15/43	211,407
	TOTAL INSURANCE			67,945,035

MATERIALS - 1.1%
300,000	3M Co	1.375	09/29/16	302,431
200,000	3M Co	1.000	06/26/17	200,838
200,000	3M Co	1.375	08/07/18	201,074
200,000	3M Co	2.000	06/26/22	194,819
200,000	3M Co	3.000	08/07/25	202,070
190,000	3M Co	5.700	03/15/37	234,665
300,000	3M Co	3.875	06/15/44	294,818
100,000	Agrium, Inc	6.750	01/15/19	113,796
150,000	Agrium, Inc	3.150	10/01/22	147,247
200,000	Agrium, Inc	3.500	06/01/23	197,304
250,000	Agrium, Inc	3.375	03/15/25	236,784
200,000	Agrium, Inc	4.125	03/15/35	176,686
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	Agrium, Inc	6.125%	01/15/41	$113,120
200,000	Agrium, Inc	4.900	06/01/43	195,271
225,000	Agrium, Inc	5.250	01/15/45	232,524
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	199,310
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	153,966
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	147,289
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	302,956
200,000	Airgas, Inc	1.650	02/15/18	197,975
250,000	Airgas, Inc	2.900	11/15/22	240,518
200,000	Airgas, Inc	3.650	07/15/24	199,188
100,000	Albemarle Corp	3.000	12/01/19	100,442
100,000	Albemarle Corp	4.500	12/15/20	106,501
200,000	Albemarle Corp	4.150	12/01/24	200,708
200,000	Avery Dennison Corp	3.350	04/15/23	195,255
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	149,511
250,000	Barrick Gold Corp	3.850	04/01/22	228,434
1,225,000	Barrick Gold Corp	4.100	05/01/23	1,095,892
250,000	Barrick Gold Corp	5.250	04/01/42	195,830
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,464,714
300,000	Barrick North America Finance LLC	5.750	05/01/43	255,586
100,000	Bemis Co, Inc	6.800	08/01/19	115,286
500,000	BHP Billiton Finance USA Ltd	1.625	02/24/17	502,726
300,000	BHP Billiton Finance USA Ltd	2.050	09/30/18	300,838
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	513,797
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	101,215
1,675,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	1,680,348
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	447,824
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	506,011
600,000	Braskem Finance Ltd	6.450	02/03/24	493,500
200,000	Cabot Corp	3.700	07/15/22	201,256
200,000	Carpenter Technology Corp	4.450	03/01/23	196,233
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	104,708
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	101,608
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	393,124
350,000	CF Industries, Inc	7.125	05/01/20	411,459
200,000	CF Industries, Inc	3.450	06/01/23	190,239
500,000	CF Industries, Inc	5.150	03/15/34	481,873
200,000	CF Industries, Inc	4.950	06/01/43	178,392
250,000	Church & Dwight Co, Inc	2.875	10/01/22	246,958
100,000	Corning, Inc	1.450	11/15/17	100,039
225,000	Corning, Inc	4.250	08/15/20	245,112
300,000	Corning, Inc	2.900	05/15/22	300,734
200,000	Corning, Inc	3.700	11/15/23	208,938
100,000	Corning, Inc	5.750	08/15/40	119,717
200,000	Corning, Inc	4.750	03/15/42	210,107
150,000	Cytec Industries, Inc	3.500	04/01/23	146,576
200,000	Domtar Corp	4.400	04/01/22	203,788
100,000	Domtar Corp	6.250	09/01/42	100,184
100,000	Domtar Corp	6.750	02/15/44	100,211
591,000	Dow Chemical Co	8.550	05/15/19	714,478
929,000	Dow Chemical Co	4.250	11/15/20	995,997
500,000	Dow Chemical Co	4.125	11/15/21	522,379
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$550,000	Dow Chemical Co	3.000%	11/15/22	$531,833
400,000	Dow Chemical Co	3.500	10/01/24	382,691
400,000	Dow Chemical Co	4.250	10/01/34	373,910
350,000	Dow Chemical Co	5.250	11/15/41	334,637
375,000	Dow Chemical Co	4.375	11/15/42	327,399
400,000	Dow Chemical Co	4.625	10/01/44	362,032
175,000	Eastman Chemical Co	2.400	06/01/17	177,314
165,000	Eastman Chemical Co	5.500	11/15/19	184,309
400,000	Eastman Chemical Co	2.700	01/15/20	399,662
250,000	Eastman Chemical Co	3.600	08/15/22	251,587
300,000	Eastman Chemical Co	3.800	03/15/25	292,975
150,000	Eastman Chemical Co	4.800	09/01/42	144,972
300,000	Eastman Chemical Co	4.650	10/15/44	274,330
50,000	EI du Pont de Nemours & Co	5.250	12/15/16	52,670
700,000	EI du Pont de Nemours & Co	6.000	07/15/18	778,871
1,420,000	EI du Pont de Nemours & Co	4.625	01/15/20	1,558,362
300,000	EI du Pont de Nemours & Co	2.800	02/15/23	290,498
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	212,245
100,000	FMC Corp	3.950	02/01/22	101,053
200,000	FMC Corp	4.100	02/01/24	201,723
1,250,000	Freeport-McMoRan, Inc	2.375	03/15/18	1,093,750
300,000	Freeport-McMoRan, Inc	3.100	03/15/20	249,939
300,000	Freeport-McMoRan, Inc	4.000	11/14/21	234,000
650,000	Freeport-McMoRan, Inc	3.550	03/01/22	481,000
675,000	Freeport-McMoRan, Inc	3.875	03/15/23	502,031
700,000	Freeport-McMoRan, Inc	4.550	11/14/24	521,500
200,000	Freeport-McMoRan, Inc	5.400	11/14/34	139,938
400,000	Freeport-McMoRan, Inc	5.450	03/15/43	278,000
300,000	Georgia-Pacific LLC	8.000	01/15/24	388,935
250,000	Georgia-Pacific LLC	7.750	11/15/29	334,303
250,000	Goldcorp, Inc	2.125	03/15/18	247,095
250,000	Goldcorp, Inc	3.700	03/15/23	233,614
300,000	Goldcorp, Inc	5.450	06/09/44	277,831
100,000	Hubbell, Inc	3.625	11/15/22	104,081
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	296,528
1,000,000	International Paper Co	3.650	06/15/24	988,668
250,000	International Paper Co	5.000	09/15/35	245,237
170,000	International Paper Co	7.300	11/15/39	208,153
450,000	International Paper Co	6.000	11/15/41	484,720
300,000	International Paper Co	4.800	06/15/44	277,086
250,000	International Paper Co	5.150	05/15/46	244,363
330,000	Kimberly-Clark Corp	6.250	07/15/18	373,078
200,000	Kimberly-Clark Corp	1.900	05/22/19	200,950
200,000	Kimberly-Clark Corp	1.850	03/01/20	199,802
225,000	Kimberly-Clark Corp	3.625	08/01/20	239,304
100,000	Kimberly-Clark Corp	3.875	03/01/21	109,137
125,000	Kimberly-Clark Corp	2.400	03/01/22	124,157
200,000	Kimberly-Clark Corp	2.400	06/01/23	195,234
150,000	Kimberly-Clark Corp	3.050	08/15/25	150,470
200,000	Kimberly-Clark Corp	6.625	08/01/37	263,416
200,000	Kimberly-Clark Corp	3.700	06/01/43	187,138
150,000	Kinross Gold Corp	5.125	09/01/21	130,914
72

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$500,000	Kinross Gold Corp	5.950%	03/15/24	$406,454
92,000	Lubrizol Corp	8.875	02/01/19	112,521
150,000	Lubrizol Corp	6.500	10/01/34	188,954
300,000	LYB International Finance BV	4.000	07/15/23	301,500
300,000	LYB International Finance BV	5.250	07/15/43	298,742
300,000	LYB International Finance BV	4.875	03/15/44	284,386
500,000	LyondellBasell Industries NV	5.000	04/15/19	539,128
300,000	LyondellBasell Industries NV	6.000	11/15/21	339,056
300,000	LyondellBasell Industries NV	5.750	04/15/24	335,487
125,000	LyondellBasell Industries NV	4.625	02/26/55	106,352
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	278,189
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	200,904
150,000	Methanex Corp	3.250	12/15/19	149,724
150,000	Methanex Corp	4.250	12/01/24	144,482
100,000	Methanex Corp	5.650	12/01/44	92,823
200,000	Monsanto Co	2.750	04/15/16	202,068
400,000	Monsanto Co	1.150	06/30/17	398,707
200,000	Monsanto Co	1.850	11/15/18	200,790
400,000	Monsanto Co	2.125	07/15/19	401,525
100,000	Monsanto Co	2.200	07/15/22	92,615
150,000	Monsanto Co	5.500	08/15/25	166,487
100,000	Monsanto Co	3.600	07/15/42	80,216
200,000	Monsanto Co	4.650	11/15/43	188,631
200,000	Monsanto Co	4.400	07/15/44	172,873
350,000	Monsanto Co	3.950	04/15/45	284,161
500,000	Monsanto Co	4.700	07/15/64	430,569
100,000	NewMarket Corp	4.100	12/15/22	102,462
200,000	Newmont Mining Corp	5.125	10/01/19	211,360
600,000	Newmont Mining Corp	3.500	03/15/22	538,688
298,000	Newmont Mining Corp	5.875	04/01/35	257,577
135,000	Newmont Mining Corp	6.250	10/01/39	122,178
300,000	Newmont Mining Corp	4.875	03/15/42	231,785
100,000	Nucor Corp	5.750	12/01/17	107,819
130,000	Nucor Corp	5.850	06/01/18	141,864
300,000	Nucor Corp	4.125	09/15/22	311,785
300,000	Nucor Corp	5.200	08/01/43	307,581
8,000	Owens Corning	9.000	06/15/19	9,513
200,000	Owens Corning	4.200	12/15/22	202,690
500,000	Owens Corning	4.200	12/01/24	496,898
150,000	Packaging Corp of America	3.900	06/15/22	153,348
250,000	Packaging Corp of America	4.500	11/01/23	261,146
100,000	Packaging Corp of America	3.650	09/15/24	99,202
100,000	Plum Creek Timberlands LP	4.700	03/15/21	108,203
300,000	Plum Creek Timberlands LP	3.250	03/15/23	291,964
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	715,471
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	396,984
200,000	Potash Corp of Saskatchewan, Inc	3.000	04/01/25	183,530
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	218,440
27,000	PPG Industries, Inc	6.650	03/15/18	30,130
300,000	PPG Industries, Inc	2.300	11/15/19	302,476
300,000	PPG Industries, Inc	3.600	11/15/20	315,324
200,000	Praxair, Inc	1.050	11/07/17	199,568
73

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Praxair, Inc	2.250%	09/24/20	$301,063
250,000	Praxair, Inc	2.200	08/15/22	238,810
300,000	Praxair, Inc	2.650	02/05/25	290,270
625,000	Praxair, Inc	3.550	11/07/42	568,078
1,500,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	1,673,741
570,000	Rio Tinto Finance USA Ltd	3.500	11/02/20	592,300
1,000,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	975,815
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	310,704
800,000	Rio Tinto Finance USA plc	1.625	08/21/17	797,222
300,000	Rio Tinto Finance USA plc	2.250	12/14/18	298,279
400,000	Rio Tinto Finance USA plc	3.500	03/22/22	398,296
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	185,826
900,000	Rio Tinto Finance USA plc	4.125	08/21/42	779,661
500,000	Rock Tenn Co	4.900	03/01/22	542,707
58,000	Rohm and Haas Co	6.000	09/15/17	62,599
100,000	RPM International, Inc	6.125	10/15/19	111,982
300,000	RPM International, Inc	3.450	11/15/22	292,123
100,000	RPM International, Inc	5.250	06/01/45	95,233
175,000	Sherwin-Williams Co	1.350	12/15/17	174,366
200,000	Sherwin-Williams Co	3.450	08/01/25	202,865
200,000	Sherwin-Williams Co	4.000	12/15/42	190,783
150,000	Sonoco Products Co	5.750	11/01/40	166,886
200,000	Southern Copper Corp	5.375	04/16/20	214,514
300,000	Southern Copper Corp	3.875	04/23/25	271,248
100,000	Southern Copper Corp	7.500	07/27/35	97,044
680,000	Southern Copper Corp	6.750	04/16/40	603,745
500,000	Southern Copper Corp	5.875	04/23/45	404,070
50,000	Teck Resources Ltd	3.850	08/15/17	44,000
100,000	Teck Resources Ltd	2.500	02/01/18	80,500
300,000	Teck Resources Ltd	3.000	03/01/19	213,750
600,000	Teck Resources Ltd	4.500	01/15/21	404,400
275,000	Teck Resources Ltd	4.750	01/15/22	176,688
100,000	Teck Resources Ltd	3.750	02/01/23	61,000
100,000	Teck Resources Ltd	6.250	07/15/41	57,000
700,000	Teck Resources Ltd	5.200	03/01/42	386,750
150,000	Teck Resources Ltd	5.400	02/01/43	82,500
450,000	Vale S.A.	5.625	09/11/42	312,962
150,000	Valspar Corp	4.200	01/15/22	155,214
300,000	Valspar Corp	3.300	02/01/25	288,884
200,000	Valspar Corp	3.950	01/15/26	204,295
150,000	Westlake Chemical Corp	3.600	07/15/22	149,254
200,000	Worthington Industries, Inc	4.550	04/15/26	199,811
200,000	Yamana Gold, Inc	4.950	07/15/24	178,773
	TOTAL MATERIALS			63,401,963

MEDIA - 0.9%
100,000	CBS Corp	1.950	07/01/17	100,479
200,000	CBS Corp	2.300	08/15/19	198,391
50,000	CBS Corp	5.750	04/15/20	56,245
445,000	CBS Corp	4.300	02/15/21	473,436
500,000	CBS Corp	3.375	03/01/22	497,016
200,000	CBS Corp	3.700	08/15/24	196,022
74

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000		CBS Corp	3.500%	01/15/25	$289,042
125,000		CBS Corp	4.000	01/15/26	122,949
200,000		CBS Corp	4.850	07/01/42	183,805
200,000		CBS Corp	4.900	08/15/44	184,782
500,000		CBS Corp	4.600	01/15/45	440,372
675,000	g	CCO Safari II LLC	3.579	07/23/20	670,076
610,000	g	CCO Safari II LLC	4.464	07/23/22	609,986
1,250,000	g	CCO Safari II LLC	4.908	07/23/25	1,244,510
500,000	g	CCO Safari II LLC	6.384	10/23/35	506,084
500,000	g	CCO Safari II LLC	6.484	10/23/45	504,068
500,000	g	CCO Safari II LLC	6.834	10/23/55	497,052
1,595,000		Comcast Corp	5.150	03/01/20	1,800,787
1,350,000		Comcast Corp	3.125	07/15/22	1,373,031
800,000		Comcast Corp	2.850	01/15/23	797,288
600,000		Comcast Corp	3.375	02/15/25	606,131
350,000		Comcast Corp	3.375	08/15/25	352,844
625,000		Comcast Corp	4.250	01/15/33	619,947
129,000		Comcast Corp	7.050	03/15/33	170,145
125,000		Comcast Corp	4.200	08/15/34	123,357
345,000		Comcast Corp	5.650	06/15/35	397,997
350,000		Comcast Corp	4.400	08/15/35	352,406
350,000		Comcast Corp	6.950	08/15/37	460,888
780,000		Comcast Corp	6.400	03/01/40	993,789
350,000		Comcast Corp	4.650	07/15/42	360,079
300,000		Comcast Corp	4.500	01/15/43	303,185
500,000		Comcast Corp	4.750	03/01/44	522,013
900,000		Comcast Corp	4.600	08/15/45	920,538
500,000		DIRECTV Holdings LLC	1.750	01/15/18	498,412
285,000		DIRECTV Holdings LLC	5.200	03/15/20	311,344
500,000		DIRECTV Holdings LLC	4.600	02/15/21	534,771
1,050,000		DIRECTV Holdings LLC	5.000	03/01/21	1,144,530
250,000		DIRECTV Holdings LLC	3.800	03/15/22	251,704
1,000,000		DIRECTV Holdings LLC	4.450	04/01/24	1,027,021
800,000		DIRECTV Holdings LLC	3.950	01/15/25	784,339
145,000		DIRECTV Holdings LLC	6.000	08/15/40	149,647
100,000		DIRECTV Holdings LLC	6.375	03/01/41	107,193
550,000		DIRECTV Holdings LLC	5.150	03/15/42	517,095
510,000		Discovery Communications LLC	5.050	06/01/20	554,807
500,000		Discovery Communications LLC	3.300	05/15/22	487,334
600,000		Discovery Communications LLC	3.250	04/01/23	569,641
350,000		Discovery Communications LLC	3.450	03/15/25	324,394
100,000		Discovery Communications LLC	6.350	06/01/40	105,057
100,000		Discovery Communications LLC	4.950	05/15/42	89,680
125,000		Discovery Communications LLC	4.875	04/01/43	107,877
550,000		Grupo Televisa SAB	6.625	03/18/25	648,725
600,000		Grupo Televisa SAB	5.000	05/13/45	542,029
348,000		Historic TW, Inc	6.625	05/15/29	425,632
300,000		Interpublic Group of Cos, Inc	2.250	11/15/17	300,736
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	100,872
200,000		Interpublic Group of Cos, Inc	4.200	04/15/24	200,921
1,585,000		NBC Universal Media LLC	5.150	04/30/20	1,789,226
820,000		NBC Universal Media LLC	4.375	04/01/21	898,441
75

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$375,000	NBC Universal Media LLC	2.875%	01/15/23	$371,596
95,000	NBC Universal Media LLC	6.400	04/30/40	118,713
150,000	NBC Universal Media LLC	5.950	04/01/41	179,167
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,195,733
200,000	Omnicom Group, Inc	4.450	08/15/20	216,019
700,000	Omnicom Group, Inc	3.625	05/01/22	708,498
200,000	Omnicom Group, Inc	3.650	11/01/24	196,476
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	300,289
200,000	Scripps Networks Interactive, Inc	2.800	06/15/20	197,993
200,000	Scripps Networks Interactive, Inc	3.500	06/15/22	195,863
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	196,336
200,000	Scripps Networks Interactive, Inc	3.950	06/15/25	193,679
500,000	Time Warner Cable, Inc	5.850	05/01/17	529,171
170,000	Time Warner Cable, Inc	6.750	07/01/18	189,180
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,068,721
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,283,185
1,300,000	Time Warner Cable, Inc	4.000	09/01/21	1,326,109
500,000	Time Warner Cable, Inc	6.550	05/01/37	491,499
175,000	Time Warner Cable, Inc	6.750	06/15/39	175,119
690,000	Time Warner Cable, Inc	5.875	11/15/40	657,074
300,000	Time Warner Cable, Inc	5.500	09/01/41	268,815
1,450,000	Time Warner Cable, Inc	4.500	09/15/42	1,147,007
1,200,000	Time Warner, Inc	2.100	06/01/19	1,201,078
450,000	Time Warner, Inc	4.750	03/29/21	489,349
1,400,000	Time Warner, Inc	3.400	06/15/22	1,405,386
650,000	Time Warner, Inc	4.050	12/15/23	668,996
500,000	Time Warner, Inc	3.550	06/01/24	495,636
785,000	Time Warner, Inc	6.500	11/15/36	912,542
350,000	Time Warner, Inc	6.100	07/15/40	395,563
150,000	Time Warner, Inc	6.250	03/29/41	172,847
900,000	Time Warner, Inc	4.900	06/15/42	898,734
200,000	Time Warner, Inc	5.350	12/15/43	210,535
300,000	Time Warner, Inc	4.650	06/01/44	286,405
500,000	Time Warner, Inc	4.850	07/15/45	490,994
250,000	Viacom, Inc	2.500	09/01/18	251,338
500,000	Viacom, Inc	2.200	04/01/19	487,506
300,000	Viacom, Inc	2.750	12/15/19	301,163
400,000	Viacom, Inc	3.875	12/15/21	393,436
500,000	Viacom, Inc	3.125	06/15/22	466,067
200,000	Viacom, Inc	3.250	03/15/23	182,990
250,000	Viacom, Inc	4.250	09/01/23	244,994
400,000	Viacom, Inc	3.875	04/01/24	375,135
300,000	Viacom, Inc	4.850	12/15/34	259,296
200,000	Viacom, Inc	4.500	02/27/42	151,093
504,000	Viacom, Inc	4.375	03/15/43	374,852
100,000	Viacom, Inc	4.875	06/15/43	79,887
500,000	Viacom, Inc	5.250	04/01/44	433,451
261,000	WPP Finance 2010	4.750	11/21/21	285,388
300,000	WPP Finance 2010	3.625	09/07/22	305,164
200,000	WPP Finance 2010	3.750	09/19/24	199,382
200,000	WPP Finance 2010	5.625	11/15/43	209,715
	TOTAL MEDIA			53,235,332
76

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
$350,000		Abbott Laboratories	5.125%	04/01/19	$387,047
400,000		Abbott Laboratories	2.000	03/15/20	399,652
400,000		Abbott Laboratories	2.550	03/15/22	394,074
400,000		Abbott Laboratories	2.950	03/15/25	391,822
500,000		Abbott Laboratories	5.300	05/27/40	571,238
800,000		AbbVie, Inc	1.750	11/06/17	802,377
975,000		AbbVie, Inc	1.800	05/14/18	972,360
700,000		AbbVie, Inc	2.000	11/06/18	702,726
850,000		AbbVie, Inc	2.500	05/14/20	845,364
1,000,000		AbbVie, Inc	3.200	11/06/22	993,737
1,000,000		AbbVie, Inc	3.600	05/14/25	987,713
1,000,000		AbbVie, Inc	4.500	05/14/35	950,797
1,375,000		AbbVie, Inc	4.400	11/06/42	1,257,145
600,000		AbbVie, Inc	4.700	05/14/45	582,485
1,000,000		Actavis Funding SCS	2.350	03/12/18	1,003,979
1,825,000		Actavis Funding SCS	3.000	03/12/20	1,827,048
3,000,000		Actavis Funding SCS	3.450	03/15/22	2,959,050
1,450,000		Actavis Funding SCS	3.800	03/15/25	1,402,768
725,000		Actavis Funding SCS	4.550	03/15/35	667,357
1,125,000		Actavis Funding SCS	4.750	03/15/45	1,022,026
300,000		Amgen, Inc	2.125	05/15/17	303,814
500,000		Amgen, Inc	1.250	05/22/17	499,013
550,000		Amgen, Inc	5.850	06/01/17	589,094
500,000		Amgen, Inc	2.200	05/22/19	501,526
75,000		Amgen, Inc	4.500	03/15/20	81,205
400,000		Amgen, Inc	2.125	05/01/20	394,807
250,000		Amgen, Inc	3.450	10/01/20	259,360
700,000		Amgen, Inc	4.100	06/15/21	743,346
400,000		Amgen, Inc	2.700	05/01/22	390,447
1,000,000		Amgen, Inc	3.625	05/15/22	1,021,485
500,000		Amgen, Inc	3.625	05/22/24	501,656
400,000		Amgen, Inc	3.125	05/01/25	383,395
500,000		Amgen, Inc	6.375	06/01/37	592,882
1,000,000		Amgen, Inc	6.400	02/01/39	1,186,763
650,000		Amgen, Inc	4.950	10/01/41	653,527
400,000		Amgen, Inc	5.150	11/15/41	411,319
400,000		Amgen, Inc	4.400	05/01/45	367,483
800,000		AstraZeneca plc	5.900	09/15/17	871,642
600,000		AstraZeneca plc	6.450	09/15/37	772,312
450,000		AstraZeneca plc	4.000	09/18/42	438,094
500,000	g	Baxalta, Inc	2.000	06/22/18	498,534
500,000	g	Baxalta, Inc	4.000	06/23/25	500,982
500,000	g	Baxalta, Inc	5.250	06/23/45	495,370
100,000		Biogen Idec, Inc	6.875	03/01/18	112,032
100,000		Biogen, Inc	2.900	09/15/20	100,795
300,000		Biogen, Inc	3.625	09/15/22	302,401
500,000		Biogen, Inc	4.050	09/15/25	505,450
500,000		Biogen, Inc	5.200	09/15/45	504,809
250,000		Bristol-Myers Squibb Co	0.875	08/01/17	248,948
200,000		Bristol-Myers Squibb Co	1.750	03/01/19	200,793
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Bristol-Myers Squibb Co	3.250%	11/01/23	$207,409
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	559,654
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	211,802
200,000	Celgene Corp	1.900	08/15/17	201,471
400,000	Celgene Corp	2.125	08/15/18	403,198
300,000	Celgene Corp	2.300	08/15/18	303,696
200,000	Celgene Corp	2.250	05/15/19	202,162
425,000	Celgene Corp	2.875	08/15/20	428,887
200,000	Celgene Corp	3.950	10/15/20	212,963
300,000	Celgene Corp	3.250	08/15/22	300,509
750,000	Celgene Corp	3.550	08/15/22	761,411
300,000	Celgene Corp	3.625	05/15/24	298,814
300,000	Celgene Corp	5.250	08/15/43	305,360
300,000	Celgene Corp	4.625	05/15/44	284,797
1,000,000	Celgene Corp	5.000	08/15/45	992,470
300,000	Eli Lilly & Co	1.250	03/01/18	299,822
200,000	Eli Lilly & Co	1.950	03/15/19	202,847
800,000	Eli Lilly & Co	2.750	06/01/25	788,235
400,000	Eli Lilly & Co	3.700	03/01/45	376,865
250,000	Gilead Sciences, Inc	1.850	09/04/18	251,765
200,000	Gilead Sciences, Inc	2.050	04/01/19	201,381
125,000	Gilead Sciences, Inc	2.350	02/01/20	125,715
1,000,000	Gilead Sciences, Inc	2.550	09/01/20	1,006,325
600,000	Gilead Sciences, Inc	4.500	04/01/21	653,231
650,000	Gilead Sciences, Inc	4.400	12/01/21	704,426
500,000	Gilead Sciences, Inc	3.250	09/01/22	504,475
425,000	Gilead Sciences, Inc	3.700	04/01/24	435,051
400,000	Gilead Sciences, Inc	3.500	02/01/25	403,006
750,000	Gilead Sciences, Inc	3.650	03/01/26	752,545
300,000	Gilead Sciences, Inc	4.600	09/01/35	300,167
100,000	Gilead Sciences, Inc	5.650	12/01/41	112,963
775,000	Gilead Sciences, Inc	4.800	04/01/44	779,969
675,000	Gilead Sciences, Inc	4.500	02/01/45	650,400
750,000	Gilead Sciences, Inc	4.750	03/01/46	753,624
800,000	GlaxoSmithKline Capital plc	1.500	05/08/17	806,202
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	299,576
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,158,446
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	222,412
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	397,714
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	943,863
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	349,467
500,000	Johnson & Johnson	1.650	12/05/18	507,309
300,000	Johnson & Johnson	1.875	12/05/19	304,953
200,000	Johnson & Johnson	2.450	12/05/21	203,514
700,000	Johnson & Johnson	3.375	12/05/23	741,002
850,000	Johnson & Johnson	4.375	12/05/33	928,837
375,000	Johnson & Johnson	5.850	07/15/38	481,687
300,000	Johnson & Johnson	4.500	12/05/43	327,110
600,000	Life Technologies Corp	5.000	01/15/21	658,841
200,000	Merck & Co, Inc	1.100	01/31/18	199,760
400,000	Merck & Co, Inc	1.300	05/18/18	400,225
375,000	Merck & Co, Inc	1.850	02/10/20	375,863
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000	Merck & Co, Inc	3.875%	01/15/21	$1,613,066
750,000	Merck & Co, Inc	2.350	02/10/22	739,342
200,000	Merck & Co, Inc	2.400	09/15/22	195,082
1,100,000	Merck & Co, Inc	2.800	05/18/23	1,093,221
500,000	Merck & Co, Inc	2.750	02/10/25	486,880
100,000	Merck & Co, Inc	3.600	09/15/42	92,534
750,000	Merck & Co, Inc	4.150	05/18/43	742,561
750,000	Merck & Co, Inc	3.700	02/10/45	688,566
500,000	Mylan, Inc	1.800	06/24/16	499,085
163,000	Mylan, Inc	1.350	11/29/16	161,854
100,000	Mylan, Inc	2.550	03/28/19	98,533
200,000	Mylan, Inc	4.200	11/29/23	202,186
200,000	Mylan, Inc	5.400	11/29/43	197,841
300,000	Novartis Capital Corp	2.400	09/21/22	296,252
750,000	Novartis Capital Corp	3.400	05/06/24	775,010
400,000	Novartis Capital Corp	3.700	09/21/42	383,602
750,000	Novartis Capital Corp	4.400	05/06/44	805,880
600,000	Novartis Securities Investment Ltd	5.125	02/10/19	667,165
125,000	Perrigo Co plc	1.300	11/08/16	124,059
100,000	Perrigo Co plc	2.300	11/08/18	98,924
100,000	Perrigo Co plc	4.000	11/15/23	99,436
100,000	Perrigo Co plc	5.300	11/15/43	99,583
225,000	Perrigo Finance plc	3.500	12/15/21	222,169
200,000	Perrigo Finance plc	3.900	12/15/24	197,060
300,000	Perrigo Finance plc	4.900	12/15/44	285,169
300,000	Pfizer, Inc	0.900	01/15/17	300,550
300,000	Pfizer, Inc	1.500	06/15/18	301,226
1,460,000	Pfizer, Inc	6.200	03/15/19	1,666,973
800,000	Pfizer, Inc	3.000	06/15/23	801,130
300,000	Pfizer, Inc	3.400	05/15/24	306,023
500,000	Pfizer, Inc	4.300	06/15/43	495,900
600,000	Pfizer, Inc	4.400	05/15/44	603,148
175,000	Sanofi	1.250	04/10/18	174,617
750,000	Sanofi	4.000	03/29/21	812,261
100,000	Sigma-Aldrich Corp	3.375	11/01/20	102,875
600,000	Teva Pharmaceutical Finance Co BV	2.400	11/10/16	607,245
658,000	Teva Pharmaceutical Finance Co BV	2.950	12/18/22	630,405
200,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	197,463
17,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	19,459
500,000	Wyeth LLC	5.450	04/01/17	534,081
1,000,000	Wyeth LLC	6.450	02/01/24	1,239,583
945,000	Wyeth LLC	5.950	04/01/37	1,135,995
125,000	Zoetis, Inc	1.875	02/01/18	124,615
150,000	Zoetis, Inc	3.250	02/01/23	144,088
600,000	Zoetis, Inc	4.700	02/01/43	537,881
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			79,438,823

REAL ESTATE - 0.6%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	157,195
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	99,657
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	199,881
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	98,837
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	American Campus Communities Operating Partnership LP	4.125%	07/01/24	$301,702
200,000	AvalonBay Communities, Inc	3.625	10/01/20	209,315
100,000	AvalonBay Communities, Inc	3.950	01/15/21	105,518
225,000	AvalonBay Communities, Inc	2.950	09/15/22	221,572
100,000	AvalonBay Communities, Inc	2.850	03/15/23	96,939
200,000	AvalonBay Communities, Inc	3.500	11/15/24	199,433
200,000	AvalonBay Communities, Inc	3.450	06/01/25	197,216
200,000	BioMed Realty LP	2.625	05/01/19	193,527
115,000	BioMed Realty LP	6.125	04/15/20	125,733
100,000	BioMed Realty LP	4.250	07/15/22	98,700
150,000	Boston Properties LP	3.700	11/15/18	157,191
80,000	Boston Properties LP	5.875	10/15/19	90,702
175,000	Boston Properties LP	4.125	05/15/21	186,402
500,000	Boston Properties LP	3.850	02/01/23	512,296
425,000	Boston Properties LP	3.125	09/01/23	413,481
200,000	Boston Properties LP	3.800	02/01/24	203,566
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	121,145
200,000	Brandywine Operating Partnership LP	3.950	02/15/23	197,461
200,000	Brandywine Operating Partnership LP	4.100	10/01/24	195,903
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	151,373
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	194,291
100,000	Camden Property Trust	4.625	06/15/21	107,910
200,000	Camden Property Trust	2.950	12/15/22	194,087
125,000	Camden Property Trust	4.250	01/15/24	130,761
250,000	CBL & Associates LP	4.600	10/15/24	244,505
500,000	CBRE Services, Inc	4.875	03/01/26	496,911
200,000	Corporate Office Properties LP	3.700	06/15/21	196,198
200,000	Corporate Office Properties LP	5.250	02/15/24	206,474
100,000	CubeSmart LP	4.800	07/15/22	108,721
200,000	CubeSmart LP	4.375	12/15/23	209,452
100,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	103,410
200,000	DDR Corp	3.500	01/15/21	203,470
500,000	DDR Corp	4.625	07/15/22	523,735
26,000	Duke Realty LP	5.950	02/15/17	27,564
100,000	Duke Realty LP	3.875	02/15/21	103,797
200,000	Duke Realty LP	4.375	06/15/22	209,099
100,000	Duke Realty LP	3.875	10/15/22	101,865
100,000	Duke Realty LP	3.625	04/15/23	98,693
100,000	Duke Realty LP	3.750	12/01/24	98,447
100,000	EPR Properties	5.750	08/15/22	106,083
200,000	EPR Properties	5.250	07/15/23	205,587
200,000	Equity One, Inc	3.750	11/15/22	195,958
750,000	ERP Operating LP	4.625	12/15/21	817,508
200,000	ERP Operating LP	3.375	06/01/25	197,329
300,000	ERP Operating LP	4.500	07/01/44	302,375
100,000	Essex Portfolio LP	3.625	08/15/22	101,214
250,000	Essex Portfolio LP	3.375	01/15/23	249,249
100,000	Essex Portfolio LP	3.250	05/01/23	97,629
400,000	Essex Portfolio LP	3.500	04/01/25	388,621
100,000	Federal Realty Investment Trust	2.550	01/15/21	100,707
100,000	Federal Realty Investment Trust	3.000	08/01/22	99,630
100,000	Federal Realty Investment Trust	2.750	06/01/23	96,623
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Federal Realty Investment Trust	3.950%	01/15/24	$208,989
100,000	Federal Realty Investment Trust	4.500	12/01/44	99,421
430,000	HCP, Inc	6.000	01/30/17	453,158
150,000	HCP, Inc	3.750	02/01/19	156,627
250,000	HCP, Inc	2.625	02/01/20	249,154
150,000	HCP, Inc	5.375	02/01/21	166,152
400,000	HCP, Inc	3.150	08/01/22	389,366
200,000	HCP, Inc	4.250	11/15/23	201,360
200,000	HCP, Inc	4.200	03/01/24	199,883
800,000	HCP, Inc	3.875	08/15/24	782,982
30,000	HCP, Inc	6.750	02/01/41	37,066
100,000	Health Care REIT, Inc	3.625	03/15/16	100,992
200,000	Health Care REIT, Inc	4.700	09/15/17	210,741
150,000	Health Care REIT, Inc	2.250	03/15/18	150,757
200,000	Health Care REIT, Inc	4.125	04/01/19	211,413
440,000	Health Care REIT, Inc	6.125	04/15/20	502,948
200,000	Health Care REIT, Inc	4.500	01/15/24	209,249
100,000	Healthcare Realty Trust, Inc	3.750	04/15/23	97,924
100,000	Healthcare Realty Trust, Inc	3.875	05/01/25	97,201
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	98,041
125,000	Highwoods Realty LP	5.850	03/15/17	133,051
100,000	Highwoods Realty LP	3.625	01/15/23	100,423
100,000	Hospitality Properties Trust	5.000	08/15/22	105,844
200,000	Hospitality Properties Trust	4.500	06/15/23	199,704
200,000	Hospitality Properties Trust	4.650	03/15/24	200,344
600,000	Host Hotels & Resorts LP	3.750	10/15/23	587,483
200,000	Host Hotels & Resorts LP	4.000	06/15/25	197,234
50,000	HRPT Properties Trust	5.875	09/15/20	54,667
250,000	Jones Lang LaSalle, Inc	4.400	11/15/22	258,128
35,000	Kilroy Realty LP	5.000	11/03/15	35,105
250,000	Kilroy Realty LP	3.800	01/15/23	248,880
200,000	Kilroy Realty LP	4.250	08/15/29	193,676
145,000	Kimco Realty Corp	5.700	05/01/17	154,173
200,000	Kimco Realty Corp	3.200	05/01/21	202,479
300,000	Kimco Realty Corp	3.125	06/01/23	291,266
200,000	Kimco Realty Corp	4.250	04/01/45	183,980
100,000	Lexington Realty Trust	4.250	06/15/23	102,076
200,000	Lexington Realty Trust	4.400	06/15/24	203,594
220,000	Liberty Property LP	4.750	10/01/20	237,701
150,000	Liberty Property LP	4.125	06/15/22	153,703
100,000	Liberty Property LP	3.375	06/15/23	97,322
200,000	Liberty Property LP	4.400	02/15/24	207,937
200,000	Mack-Cali Realty LP	2.500	12/15/17	199,578
125,000	Mack-Cali Realty LP	7.750	08/15/19	144,810
150,000	Mack-Cali Realty LP	4.500	04/18/22	149,751
200,000	Mid-America Apartments LP	4.300	10/15/23	205,441
75,000	National Retail Properties, Inc	6.875	10/15/17	82,328
100,000	National Retail Properties, Inc	3.800	10/15/22	101,389
100,000	National Retail Properties, Inc	3.300	04/15/23	97,352
300,000	National Retail Properties, Inc	3.900	06/15/24	301,451
400,000	OMEGA Healthcare Investors, Inc	6.750	10/15/22	414,680
200,000	OMEGA Healthcare Investors, Inc	4.500	01/15/25	195,477
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$300,000	g	OMEGA Healthcare Investors, Inc	5.250%	01/15/26	$305,043
200,000	g	OMEGA Healthcare Investors, Inc	4.500	04/01/27	190,430
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	189,572
200,000		Piedmont Operating Partnership LP	4.450	03/15/24	203,908
100,000		Post Apartment Homes LP	3.375	12/01/22	98,300
350,000		ProLogis LP	2.750	02/15/19	356,623
201,000		ProLogis LP	3.350	02/01/21	203,761
150,000		ProLogis LP	4.250	08/15/23	155,432
200,000		Rayonier, Inc	3.750	04/01/22	197,882
40,000		Realty Income Corp	5.950	09/15/16	41,700
150,000		Realty Income Corp	2.000	01/31/18	151,207
75,000		Realty Income Corp	5.750	01/15/21	84,770
200,000		Realty Income Corp	3.250	10/15/22	195,389
500,000		Realty Income Corp	4.650	08/01/23	527,684
200,000		Realty Income Corp	4.125	10/15/26	203,862
10,000		Regency Centers LP	5.875	06/15/17	10,666
250,000		Regency Centers LP	3.750	06/15/24	250,461
200,000		Retail Opportunity Investments Partnership LP	5.000	12/15/23	209,239
100,000		Select Income REIT	2.850	02/01/18	100,362
200,000		Select Income REIT	3.600	02/01/20	203,751
200,000		Select Income REIT	4.150	02/01/22	197,132
200,000		Select Income REIT	4.500	02/01/25	192,433
300,000		Senior Housing Properties Trust	3.250	05/01/19	301,867
100,000		Senior Housing Properties Trust	6.750	12/15/21	114,590
100,000		Simon Property Group LP	2.800	01/30/17	101,895
1,100,000		Simon Property Group LP	2.200	02/01/19	1,112,456
740,000		Simon Property Group LP	10.350	04/01/19	930,532
250,000		Simon Property Group LP	2.500	09/01/20	252,557
762,000		Simon Property Group LP	3.375	03/15/22	783,293
300,000		Simon Property Group LP	3.500	09/01/25	300,545
700,000		Simon Property Group LP	4.250	10/01/44	680,189
300,000		Tanger Properties LP	3.875	12/01/23	300,606
200,000		UDR, Inc	3.700	10/01/20	209,175
200,000		UDR, Inc	4.625	01/10/22	214,424
200,000		UDR, Inc	4.000	10/01/25	203,157
100,000	g,i	USB Realty Corp	1.436	12/30/49	90,750
300,000		Ventas Realty LP	1.550	09/26/16	300,793
175,000		Ventas Realty LP	2.000	02/15/18	175,623
300,000		Ventas Realty LP	4.750	06/01/21	323,690
350,000		Ventas Realty LP	3.250	08/15/22	342,778
350,000		Ventas Realty LP	3.750	05/01/24	348,160
120,000		Ventas Realty LP	4.125	01/15/26	121,012
300,000		Ventas Realty LP	4.375	02/01/45	274,481
200,000		Vornado Realty LP	2.500	06/30/19	199,670
100,000		Vornado Realty LP	5.000	01/15/22	108,036
195,000		Washington REIT	4.950	10/01/20	210,785
100,000		Washington REIT	3.950	10/15/22	100,721
100,000		Weingarten Realty Investors	3.375	10/15/22	98,864
100,000		Weingarten Realty Investors	3.500	04/15/23	98,265
200,000		Weingarten Realty Investors	4.450	01/15/24	207,737
475,000		Welltower, Inc	4.000	06/01/25	475,058
500,000		Weyerhaeuser Co	7.375	10/01/19	588,840
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Weyerhaeuser Co	4.625%	09/15/23	$213,701
400,000		Weyerhaeuser Co	7.375	03/15/32	502,960
200,000		WP Carey, Inc	4.600	04/01/24	204,028
200,000		WP Carey, Inc	4.000	02/01/25	193,029
		TOTAL REAL ESTATE			36,670,973

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	133,979
250,000		Advance Auto Parts, Inc	4.500	12/01/23	260,913
600,000		Amazon.com, Inc	0.650	11/27/15	600,194
300,000		Amazon.com, Inc	2.600	12/05/19	307,441
300,000		Amazon.com, Inc	3.300	12/05/21	310,275
600,000		Amazon.com, Inc	2.500	11/29/22	581,527
300,000		Amazon.com, Inc	3.800	12/05/24	307,209
300,000		Amazon.com, Inc	4.800	12/05/34	308,410
600,000		Amazon.com, Inc	4.950	12/05/44	613,289
100,000		AutoNation, Inc	3.350	01/15/21	101,083
100,000		AutoNation, Inc	4.500	10/01/25	101,964
300,000		AutoZone, Inc	1.300	01/13/17	300,383
100,000		AutoZone, Inc	4.000	11/15/20	106,234
200,000		AutoZone, Inc	3.700	04/15/22	205,825
300,000		AutoZone, Inc	2.875	01/15/23	290,799
150,000		AutoZone, Inc	3.125	07/15/23	148,370
200,000		AutoZone, Inc	3.250	04/15/25	196,270
200,000		Bed Bath & Beyond, Inc	3.749	08/01/24	201,851
200,000		Bed Bath & Beyond, Inc	4.915	08/01/34	190,202
250,000		Bed Bath & Beyond, Inc	5.165	08/01/44	236,914
320,000		Costco Wholesale Corp	5.500	03/15/17	341,271
500,000		Costco Wholesale Corp	1.125	12/15/17	499,967
250,000		Costco Wholesale Corp	1.700	12/15/19	250,043
200,000		Costco Wholesale Corp	1.750	02/15/20	199,071
200,000		Costco Wholesale Corp	2.250	02/15/22	198,275
500,000		Dollar General Corp	1.875	04/15/18	499,572
300,000	g	Enable Midstream Partners LP	2.400	05/15/19	284,990
300,000	g	Enable Midstream Partners LP	3.900	05/15/24	264,659
100,000	g	Enable Midstream Partners LP	5.000	05/15/44	74,134
250,000		Gap, Inc	5.950	04/12/21	270,638
500,000		Home Depot, Inc	2.000	06/15/19	505,334
400,000		Home Depot, Inc	3.950	09/15/20	434,831
350,000		Home Depot, Inc	4.400	04/01/21	386,615
400,000		Home Depot, Inc	2.625	06/01/22	399,875
500,000		Home Depot, Inc	2.700	04/01/23	496,824
300,000		Home Depot, Inc	3.750	02/15/24	318,470
100,000		Home Depot, Inc	3.350	09/15/25	101,881
960,000		Home Depot, Inc	5.875	12/16/36	1,180,482
500,000		Home Depot, Inc	4.200	04/01/43	505,942
300,000		Home Depot, Inc	4.875	02/15/44	333,146
500,000		Home Depot, Inc	4.400	03/15/45	517,144
500,000		Home Depot, Inc	4.250	04/01/46	503,916
200,000		Kohl’s Corp	3.250	02/01/23	193,658
200,000		Kohl’s Corp	4.750	12/15/23	212,239
200,000		Kohl’s Corp	4.250	07/17/25	200,432
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Kohl’s Corp	5.550%	07/17/45	$196,033
200,000	Lowe’s Cos, Inc	3.800	11/15/21	213,056
850,000	Lowe’s Cos, Inc	3.120	04/15/22	868,301
300,000	Lowe’s Cos, Inc	3.875	09/15/23	317,156
400,000	Lowe’s Cos, Inc	3.125	09/15/24	400,673
100,000	Lowe’s Cos, Inc	3.375	09/15/25	101,208
200,000	Lowe’s Cos, Inc	6.875	02/15/28	255,490
175,000	Lowe’s Cos, Inc	5.500	10/15/35	201,997
150,000	Lowe’s Cos, Inc	5.800	04/15/40	178,200
150,000	Lowe’s Cos, Inc	5.125	11/15/41	166,689
100,000	Lowe’s Cos, Inc	4.650	04/15/42	105,031
300,000	Lowe’s Cos, Inc	5.000	09/15/43	330,844
200,000	Lowe’s Cos, Inc	4.250	09/15/44	198,329
200,000	Lowe’s Cos, Inc	4.375	09/15/45	202,435
191,000	Macy’s Retail Holdings, Inc	5.900	12/01/16	200,947
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	254,638
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	117,615
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	206,688
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	290,262
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	486,855
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	183,271
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	221,575
200,000	Macy’s Retail Holdings, Inc	4.300	02/15/43	169,311
300,000	Nordstrom, Inc	6.250	01/15/18	331,645
30,000	Nordstrom, Inc	4.750	05/01/20	33,305
100,000	Nordstrom, Inc	4.000	10/15/21	106,816
531,000	Nordstrom, Inc	5.000	01/15/44	570,331
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	165,755
100,000	O’Reilly Automotive, Inc	3.800	09/01/22	102,443
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	204,806
300,000	Priceline Group, Inc	3.650	03/15/25	298,310
200,000	QVC, Inc	3.125	04/01/19	199,562
100,000	QVC, Inc	5.125	07/02/22	102,832
100,000	QVC, Inc	4.375	03/15/23	97,238
200,000	QVC, Inc	4.850	04/01/24	193,853
200,000	QVC, Inc	4.450	02/15/25	192,913
150,000	QVC, Inc	5.950	03/15/43	138,569
150,000	Staples, Inc	2.750	01/12/18	151,429
150,000	Staples, Inc	4.375	01/12/23	147,462
1,150,000	Target Corp	3.875	07/15/20	1,250,484
900,000	Target Corp	2.900	01/15/22	918,613
500,000	Target Corp	3.500	07/01/24	522,186
165,000	Target Corp	6.500	10/15/37	216,006
850,000	Target Corp	4.000	07/01/42	836,586
100,000	Tiffany & Co	3.800	10/01/24	98,877
105,000	TJX Cos, Inc	6.950	04/15/19	122,630
300,000	TJX Cos, Inc	2.750	06/15/21	305,296
300,000	TJX Cos, Inc	2.500	05/15/23	290,608
200,000	Wal-Mart Stores, Inc	2.800	04/15/16	202,458
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	349,753
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	306,303
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,484,897
84

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,950,000	Wal-Mart Stores, Inc	4.250%	04/15/21	$2,160,894
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	986,769
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	827,610
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	97,790
1,095,000	Wal-Mart Stores, Inc	5.250	09/01/35	1,265,533
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	210,167
900,000	Wal-Mart Stores, Inc	6.200	04/15/38	1,155,294
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	78,520
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	383,421
850,000	Wal-Mart Stores, Inc	4.000	04/11/43	826,643
900,000	Wal-Mart Stores, Inc	4.750	10/02/43	973,113
300,000	Wal-Mart Stores, Inc	4.300	04/22/44	306,869
	TOTAL RETAILING			39,757,734

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000	Altera Corp	1.750	05/15/17	200,964
200,000	Altera Corp	4.100	11/15/23	209,828
500,000	Analog Devices, Inc	2.875	06/01/23	487,657
150,000	Broadcom Corp	2.500	08/15/22	146,625
200,000	Broadcom Corp	3.500	08/01/24	198,048
200,000	Broadcom Corp	4.500	08/01/34	201,347
900,000	Intel Corp	1.950	10/01/16	910,719
475,000	Intel Corp	1.350	12/15/17	474,151
250,000	Intel Corp	2.450	07/29/20	253,334
500,000	Intel Corp	3.100	07/29/22	508,715
1,250,000	Intel Corp	2.700	12/15/22	1,228,634
250,000	Intel Corp	3.700	07/29/25	256,855
500,000	Intel Corp	4.000	12/15/32	485,053
500,000	Intel Corp	4.800	10/01/41	517,415
275,000	Intel Corp	4.900	07/29/45	284,743
200,000	Maxim Integrated Products, Inc	2.500	11/15/18	201,733
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	200,307
200,000	Texas Instruments, Inc	2.375	05/16/16	202,393
200,000	Texas Instruments, Inc	1.000	05/01/18	197,841
200,000	Texas Instruments, Inc	1.650	08/03/19	199,187
300,000	Texas Instruments, Inc	1.750	05/01/20	297,966
200,000	Texas Instruments, Inc	2.750	03/12/21	203,655
200,000	Texas Instruments, Inc	2.250	05/01/23	193,477
400,000	Xilinx, Inc	3.000	03/15/21	406,952
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,467,599

SOFTWARE & SERVICES - 0.7%
20,000	Adobe Systems, Inc	4.750	02/01/20	21,995
275,000	Adobe Systems, Inc	3.250	02/01/25	269,905
200,000	Autodesk, Inc	1.950	12/15/17	201,204
250,000	Autodesk, Inc	4.375	06/15/25	250,784
500,000	Automatic Data Processing, Inc	2.250	09/15/20	503,725
500,000	Automatic Data Processing, Inc	3.375	09/15/25	508,394
300,000	Baidu, Inc	2.250	11/28/17	299,697
750,000	Baidu, Inc	2.750	06/09/19	742,141
300,000	Baidu, Inc	3.000	06/30/20	298,042
200,000	Baidu, Inc	3.500	11/28/22	195,280
85

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	Baidu, Inc	4.125%	06/30/25	$293,085
250,000	CA, Inc	2.875	08/15/18	254,197
300,000	CA, Inc	5.375	12/01/19	328,479
200,000	CDK Global, Inc	3.300	10/15/19	201,104
120,000	Computer Sciences Corp	6.500	03/15/18	132,235
200,000	Computer Sciences Corp	4.450	09/15/22	206,303
300,000	Expedia, Inc	7.456	08/15/18	338,614
300,000	Expedia, Inc	4.500	08/15/24	301,146
275,000	Fidelity National Information Services, Inc	1.450	06/05/17	272,720
250,000	Fidelity National Information Services, Inc	2.000	04/15/18	248,689
600,000	Fidelity National Information Services, Inc	3.875	06/05/24	571,261
50,000	Fiserv, Inc	3.125	10/01/15	50,000
550,000	Fiserv, Inc	3.500	10/01/22	557,316
500,000	Fiserv, Inc	3.850	06/01/25	508,451
100,000	Google, Inc	3.625	05/19/21	107,344
500,000	Google, Inc	3.375	02/25/24	518,895
300,000	International Business Machines Corp	0.450	05/06/16	300,071
225,000	International Business Machines Corp	1.250	02/06/17	226,613
1,000,000	International Business Machines Corp	5.700	09/14/17	1,086,972
500,000	International Business Machines Corp	1.125	02/06/18	498,790
400,000	International Business Machines Corp	1.250	02/08/18	400,294
500,000	International Business Machines Corp	1.950	02/12/19	505,306
200,000	International Business Machines Corp	1.875	05/15/19	201,503
800,000	International Business Machines Corp	8.375	11/01/19	1,003,710
300,000	International Business Machines Corp	1.625	05/15/20	296,138
500,000	International Business Machines Corp	2.900	11/01/21	514,402
300,000	International Business Machines Corp	1.875	08/01/22	283,088
700,000	International Business Machines Corp	3.375	08/01/23	713,192
500,000	International Business Machines Corp	3.625	02/12/24	515,796
400,000	International Business Machines Corp	7.000	10/30/25	513,378
19,000	International Business Machines Corp	5.600	11/30/39	21,463
835,000	International Business Machines Corp	4.000	06/20/42	770,528
200,000	Intuit, Inc	5.750	03/15/17	211,602
175,000	Juniper Networks, Inc	4.600	03/15/21	184,424
200,000	Juniper Networks, Inc	4.500	03/15/24	201,524
250,000	Juniper Networks, Inc	4.350	06/15/25	246,246
475,000	Microsoft Corp	0.875	11/15/17	475,204
400,000	Microsoft Corp	1.625	12/06/18	405,333
925,000	Microsoft Corp	4.200	06/01/19	1,010,738
300,000	Microsoft Corp	1.850	02/12/20	301,909
540,000	Microsoft Corp	3.000	10/01/20	568,759
450,000	Microsoft Corp	4.000	02/08/21	494,174
300,000	Microsoft Corp	2.375	02/12/22	299,336
400,000	Microsoft Corp	2.125	11/15/22	387,416
400,000	Microsoft Corp	3.625	12/15/23	424,769
500,000	Microsoft Corp	2.700	02/12/25	490,165
500,000	Microsoft Corp	3.500	11/15/42	447,427
300,000	Microsoft Corp	3.750	05/01/43	276,246
750,000	Microsoft Corp	3.750	02/12/45	693,433
1,750,000	Microsoft Corp	4.000	02/12/55	1,586,489
1,000,000	Oracle Corp	1.200	10/15/17	1,001,683
320,000	Oracle Corp	5.750	04/15/18	353,387
86

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$750,000	Oracle Corp	2.375%	01/15/19	$764,526
750,000	Oracle Corp	2.250	10/08/19	759,206
1,365,000	Oracle Corp	3.875	07/15/20	1,472,051
500,000	Oracle Corp	2.800	07/08/21	507,143
500,000	Oracle Corp	2.500	05/15/22	492,788
1,725,000	Oracle Corp	2.500	10/15/22	1,685,815
750,000	Oracle Corp	3.400	07/08/24	761,310
750,000	Oracle Corp	2.950	05/15/25	731,511
400,000	Oracle Corp	3.250	05/15/30	376,382
1,250,000	Oracle Corp	4.300	07/08/34	1,253,844
500,000	Oracle Corp	3.900	05/15/35	474,632
470,000	Oracle Corp	6.125	07/08/39	571,586
500,000	Oracle Corp	4.500	07/08/44	505,638
500,000	Oracle Corp	4.125	05/15/45	472,087
500,000	Oracle Corp	4.375	05/15/55	464,992
250,000	Symantec Corp	2.750	06/15/17	251,108
200,000	Symantec Corp	3.950	06/15/22	201,283
250,000	Total System Services, Inc	2.375	06/01/18	250,281
125,000	Total System Services, Inc	3.750	06/01/23	122,306
20,000	Western Union Co	5.930	10/01/16	20,872
500,000	Western Union Co	2.875	12/10/17	510,706
100,000	Western Union Co	3.650	08/22/18	103,310
400,000	Western Union Co	5.253	04/01/20	438,862
100,000	Xerox Corp	2.950	03/15/17	101,709
250,000	Xerox Corp	6.350	05/15/18	275,109
100,000	Xerox Corp	2.750	03/15/19	100,538
700,000	Xerox Corp	5.625	12/15/19	774,967
200,000	Xerox Corp	2.800	05/15/20	198,077
500,000	Xerox Corp	2.750	09/01/20	483,699
200,000	Xerox Corp	6.750	12/15/39	222,332
	TOTAL SOFTWARE & SERVICES			41,441,184

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
200,000	Amphenol Corp	2.550	01/30/19	202,389
125,000	Amphenol Corp	3.125	09/15/21	126,349
150,000	Amphenol Corp	4.000	02/01/22	154,613
1,250,000	Apple, Inc	1.050	05/05/17	1,254,815
1,000,000	Apple, Inc	2.100	05/06/19	1,015,533
1,750,000	Apple, Inc	2.850	05/06/21	1,797,366
750,000	Apple, Inc	2.150	02/09/22	731,364
750,000	Apple, Inc	2.700	05/13/22	754,382
2,250,000	Apple, Inc	3.450	05/06/24	2,321,397
750,000	Apple, Inc	2.500	02/09/25	712,713
750,000	Apple, Inc	3.200	05/13/25	754,934
750,000	Apple, Inc	4.450	05/06/44	746,920
750,000	Apple, Inc	3.450	02/09/45	631,439
800,000	Apple, Inc	4.375	05/13/45	788,643
100,000	CC Holdings GS V LLC	2.381	12/15/17	100,700
175,000	CC Holdings GS V LLC	3.849	04/15/23	174,445
400,000	Cisco Systems, Inc	1.650	06/15/18	402,942
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,093,215
400,000	Cisco Systems, Inc	2.450	06/15/20	406,142
87

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,250,000		Cisco Systems, Inc	2.900%	03/04/21	$1,283,264
400,000		Cisco Systems, Inc	3.000	06/15/22	407,764
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,153,601
400,000		Cisco Systems, Inc	3.500	06/15/25	412,955
600,000		Cisco Systems, Inc	5.900	02/15/39	732,614
900,000		EMC Corp	1.875	06/01/18	902,295
400,000		EMC Corp	2.650	06/01/20	403,864
400,000		EMC Corp	3.375	06/01/23	396,547
300,000	g	Flextronics International Ltd	4.750	06/15/25	290,616
750,000		General Electric Co	5.250	12/06/17	812,259
1,725,000		General Electric Co	2.700	10/09/22	1,729,935
1,075,000		General Electric Co	4.125	10/09/42	1,061,166
250,000		General Electric Co	4.500	03/11/44	259,232
300,000		Harris Corp	1.999	04/27/18	298,172
205,000		Harris Corp	2.700	04/27/20	203,179
300,000		Harris Corp	4.400	12/15/20	317,586
300,000		Harris Corp	4.854	04/27/35	290,041
300,000		Harris Corp	5.054	04/27/45	289,720
750,000	g,h	Hewlett Packard Enterprise Co	2.850	10/05/18	749,040
750,000	g,h	Hewlett Packard Enterprise Co	4.400	10/15/22	748,515
750,000	g,h	Hewlett Packard Enterprise Co	6.200	10/15/35	749,565
750,000	g,h	Hewlett Packard Enterprise Co	6.350	10/15/45	749,490
1,400,000		Hewlett-Packard Co	3.000	09/15/16	1,426,120
175,000		Hewlett-Packard Co	2.600	09/15/17	177,596
325,000		Hewlett-Packard Co	2.750	01/14/19	331,869
700,000		Hewlett-Packard Co	3.750	12/01/20	723,785
200,000		Hewlett-Packard Co	4.375	09/15/21	209,038
100,000		Hewlett-Packard Co	4.650	12/09/21	106,056
200,000		Hewlett-Packard Co	4.050	09/15/22	201,514
850,000		Hewlett-Packard Co	6.000	09/15/41	835,991
475,000	g,h	Hewlett-Packard Enterprise Co	3.600	10/15/20	474,867
1,000,000	g,h	Hewlett-Packard Enterprise Co	4.900	10/15/25	997,250
200,000		Ingram Micro, Inc	5.000	08/10/22	206,817
200,000	g	Keysight Technologies, Inc	3.300	10/30/19	200,768
200,000	g	Keysight Technologies, Inc	4.550	10/30/24	194,878
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	593,516
100,000		Koninklijke Philips Electronics NV	6.875	03/11/38	117,905
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	293,176
100,000		L-3 Communications Corp	3.950	11/15/16	102,528
100,000		L-3 Communications Corp	1.500	05/28/17	99,086
420,000		L-3 Communications Corp	5.200	10/15/19	446,581
300,000		L-3 Communications Corp	4.950	02/15/21	318,310
150,000		L-3 Communications Corp	3.950	05/28/24	143,852
100,000		Lexmark International, Inc	6.650	06/01/18	110,570
100,000		Lexmark International, Inc	5.125	03/15/20	104,449
100,000		Motorola Solutions, Inc	3.500	09/01/21	94,992
200,000		Motorola Solutions, Inc	3.750	05/15/22	186,299
250,000		Motorola Solutions, Inc	3.500	03/01/23	225,378
200,000		Motorola Solutions, Inc	4.000	09/01/24	180,548
200,000		Motorola Solutions, Inc	5.500	09/01/44	167,651
200,000		NetApp, Inc	2.000	12/15/17	200,209
200,000		NetApp, Inc	3.375	06/15/21	197,139
88

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		NetApp, Inc	3.250%	12/15/22	$192,623
500,000		Pitney Bowes, Inc	4.625	03/15/24	504,119
500,000		QUALCOMM, Inc	1.400	05/18/18	498,106
500,000		QUALCOMM, Inc	2.250	05/20/20	498,774
500,000		QUALCOMM, Inc	3.000	05/20/22	493,071
500,000		QUALCOMM, Inc	3.450	05/20/25	472,339
500,000		QUALCOMM, Inc	4.650	05/20/35	456,590
500,000		QUALCOMM, Inc	4.800	05/20/45	437,485
750,000		Seagate HDD Cayman	4.750	01/01/25	718,315
200,000	g	Seagate HDD Cayman	4.875	06/01/27	186,117
200,000	g	Seagate HDD Cayman	5.750	12/01/34	192,443
100,000		Tech Data Corp	3.750	09/21/17	102,553
200,000		Telefonaktiebolaget LM Ericsson	4.125	05/15/22	208,999
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	246,556
200,000		Tyco Electronics Group S.A.	2.375	12/17/18	202,081
200,000		Tyco Electronics Group S.A.	2.350	08/01/19	201,433
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	256,421
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	202,760
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			45,151,244

TELECOMMUNICATION SERVICES - 1.3%
500,000	g	Alibaba Group Holding Ltd	1.625	11/28/17	496,022
500,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	490,694
500,000	g	Alibaba Group Holding Ltd	3.125	11/28/21	480,166
500,000	g	Alibaba Group Holding Ltd	3.600	11/28/24	467,080
500,000	g	Alibaba Group Holding Ltd	4.500	11/28/34	464,693
1,430,000		America Movil SAB de C.V.	5.000	03/30/20	1,574,115
950,000		America Movil SAB de C.V.	3.125	07/16/22	922,555
440,000		America Movil SAB de C.V.	6.125	03/30/40	484,458
825,000		America Movil SAB de C.V.	4.375	07/16/42	736,321
1,150,000		American Tower Corp	4.500	01/15/18	1,209,817
200,000		American Tower Corp	3.450	09/15/21	200,920
200,000		American Tower Corp	4.700	03/15/22	210,319
250,000		American Tower Corp	3.500	01/31/23	240,933
800,000		American Tower Corp	5.000	02/15/24	840,824
300,000		American Tower Corp	4.000	06/01/25	292,838
750,000		AT&T, Inc	1.700	06/01/17	752,427
325,000		AT&T, Inc	1.400	12/01/17	323,312
300,000		AT&T, Inc	2.375	11/27/18	303,212
950,000		AT&T, Inc	5.800	02/15/19	1,057,233
500,000		AT&T, Inc	2.300	03/11/19	501,816
900,000		AT&T, Inc	2.450	06/30/20	887,647
500,000		AT&T, Inc	4.450	05/15/21	533,767
4,300,000		AT&T, Inc	3.000	02/15/22	4,220,549
1,500,000		AT&T, Inc	3.000	06/30/22	1,463,582
1,500,000		AT&T, Inc	3.400	05/15/25	1,432,356
1,175,000		AT&T, Inc	4.500	05/15/35	1,077,535
922,000		AT&T, Inc	5.350	09/01/40	911,243
1,200,000		AT&T, Inc	5.550	08/15/41	1,218,337
2,066,000		AT&T, Inc	4.300	12/15/42	1,776,429
750,000		AT&T, Inc	4.800	06/15/44	694,744
1,854,000		AT&T, Inc	4.350	06/15/45	1,585,075
89

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,025,000	AT&T, Inc	4.750%	05/15/46	$939,747
400,000	British Telecommunications plc	5.950	01/15/18	438,408
1,000,000	British Telecommunications plc	2.350	02/14/19	1,003,994
650,000	British Telecommunications plc	9.625	12/15/30	969,738
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	967,422
740,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,058,485
600,000	Embarq Corp	7.995	06/01/36	618,936
1,200,000	France Telecom S.A.	4.125	09/14/21	1,285,378
745,000	France Telecom S.A.	9.000	03/01/31	1,056,416
100,000	France Telecom S.A.	5.375	01/13/42	106,869
250,000	Koninklijke KPN NV	8.375	10/01/30	329,659
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	150,611
400,000	Orange S.A.	5.500	02/06/44	435,968
300,000	Qwest Corp	6.500	06/01/17	320,310
400,000	Qwest Corp	6.750	12/01/21	423,250
600,000	Rogers Communications, Inc	6.800	08/15/18	678,935
200,000	Rogers Communications, Inc	4.100	10/01/23	206,512
125,000	Rogers Communications, Inc	4.500	03/15/43	117,884
300,000	Rogers Communications, Inc	5.450	10/01/43	316,925
300,000	Rogers Communications, Inc	5.000	03/15/44	304,147
400,000	Telefonica Emisiones SAU	3.192	04/27/18	409,091
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,210,351
500,000	Telefonica Emisiones SAU	4.570	04/27/23	523,031
300,000	Telefonica Emisiones SAU	7.045	06/20/36	351,969
392,000	Telefonica Europe BV	8.250	09/15/30	508,520
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	110,630
500,000	Verizon Communications, Inc	1.350	06/09/17	499,300
200,000	Verizon Communications, Inc	2.550	06/17/19	202,590
6,234,000	Verizon Communications, Inc	2.625	02/21/20	6,271,672
2,500,000	Verizon Communications, Inc	4.500	09/15/20	2,704,025
500,000	Verizon Communications, Inc	3.450	03/15/21	513,213
1,000,000	Verizon Communications, Inc	3.000	11/01/21	997,343
950,000	Verizon Communications, Inc	3.500	11/01/21	971,366
1,350,000	Verizon Communications, Inc	4.150	03/15/24	1,396,925
1,500,000	Verizon Communications, Inc	3.500	11/01/24	1,478,754
62,000	Verizon Communications, Inc	6.400	09/15/33	71,074
475,000	Verizon Communications, Inc	5.050	03/15/34	471,995
1,000,000	Verizon Communications, Inc	4.400	11/01/34	930,896
2,600,000	Verizon Communications, Inc	4.272	01/15/36	2,353,749
380,000	Verizon Communications, Inc	6.250	04/01/37	426,034
300,000	Verizon Communications, Inc	6.000	04/01/41	327,471
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,072,392
1,425,000	Verizon Communications, Inc	3.850	11/01/42	1,181,564
326,000	Verizon Communications, Inc	6.550	09/15/43	385,916
1,818,000	Verizon Communications, Inc	4.522	09/15/48	1,598,595
2,676,000	Verizon Communications, Inc	5.012	08/21/54	2,447,614
3,154,000	Verizon Communications, Inc	4.672	03/15/55	2,717,584
400,000	Vodafone Group plc	1.500	02/19/18	397,520
1,500,000	Vodafone Group plc	5.450	06/10/19	1,661,718
650,000	Vodafone Group plc	4.375	03/16/21	699,062
500,000	Vodafone Group plc	2.500	09/26/22	463,724
800,000	Vodafone Group plc	2.950	02/19/23	757,233
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$150,000	Vodafone Group plc	6.150%	02/27/37	$159,667
700,000	Vodafone Group plc	4.375	02/19/43	610,819
	TOTAL TELECOMMUNICATION SERVICES			77,464,020

TRANSPORTATION - 0.7%
100,000	ABB Finance USA, Inc	1.625	05/08/17	100,574
500,000	ABB Finance USA, Inc	2.875	05/08/22	495,577
150,000	ABB Finance USA, Inc	4.375	05/08/42	147,682
347,132	American Airlines Pass Through Trust	4.950	01/15/23	370,563
450,217	American Airlines Pass Through Trust	4.000	07/15/25	459,221
291,207	American Airlines Pass Through Trust	3.700	10/01/26	289,387
300,000	American Airlines Pass Through Trust	3.375	05/01/27	294,150
200,000	American Airlines Pass Through Trust	3.600	09/22/27	200,740
700,000	Boeing Capital Corp	2.900	08/15/18	727,448
625,000	Boeing Co	0.950	05/15/18	620,136
500,000	Boeing Co	2.850	10/30/24	496,615
100,000	Boeing Co	3.300	03/01/35	92,789
350,000	Boeing Co	5.875	02/15/40	440,201
100,000	Boeing Co	3.500	03/01/45	90,067
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	609,856
500,000	Burlington Northern Santa Fe LLC	4.100	06/01/21	535,160
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	299,702
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	149,603
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	519,202
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	515,463
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	150,270
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	288,882
200,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	202,342
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	411,751
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	260,370
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	193,994
200,000	Burlington Northern Santa Fe LLC	4.450	03/15/43	193,959
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	534,647
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	519,052
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	294,429
500,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	466,131
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	201,331
200,000	Canadian National Railway Co	5.550	05/15/18	219,642
200,000	Canadian National Railway Co	5.550	03/01/19	223,669
100,000	Canadian National Railway Co	2.850	12/15/21	101,776
300,000	Canadian National Railway Co	2.250	11/15/22	288,595
200,000	Canadian National Railway Co	2.950	11/21/24	197,042
200,000	Canadian National Railway Co	6.900	07/15/28	268,775
200,000	Canadian National Railway Co	6.250	08/01/34	253,598
250,000	Canadian National Railway Co	3.500	11/15/42	224,508
100,000	Canadian National Railway Co	4.500	11/07/43	105,572
200,000	Canadian Pacific Railway Co	7.250	05/15/19	234,501
300,000	Canadian Pacific Railway Co	2.900	02/01/25	283,393
500,000	Canadian Pacific Railway Co	3.700	02/01/26	502,156
200,000	Canadian Pacific Railway Co	7.125	10/15/31	252,136
250,000	Canadian Pacific Railway Co	5.950	05/15/37	286,982
100,000	Canadian Pacific Railway Co	5.750	01/15/42	113,307
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Canadian Pacific Railway Co	4.800%	08/01/45	$100,239
200,000		Canadian Pacific Railway Co	6.125	09/15/15	212,283
200,000		Carnival Corp	1.875	12/15/17	200,924
200,000		Carnival Corp	3.950	10/15/20	209,700
368,673		Continental Airlines, Inc	4.750	01/12/21	387,107
27,489		Continental Airlines, Inc	5.983	04/19/22	30,376
450,781		Continental Airlines, Inc	4.150	04/11/24	462,051
184,372		Continental Airlines, Inc	4.000	10/29/24	187,598
100,000		Con-Way, Inc	7.250	01/15/18	103,517
850,000		CSX Corp	7.375	02/01/19	992,581
125,000		CSX Corp	3.700	11/01/23	129,693
300,000		CSX Corp	3.400	08/01/24	303,814
100,000		CSX Corp	6.000	10/01/36	117,305
200,000		CSX Corp	6.150	05/01/37	236,709
400,000		CSX Corp	5.500	04/15/41	442,575
350,000		CSX Corp	4.400	03/01/43	335,909
100,000		CSX Corp	4.100	03/15/44	90,987
200,000		CSX Corp	3.950	05/01/50	173,160
300,000		CSX Corp	4.500	08/01/54	278,352
319,898		Delta Air Lines, Inc	5.300	04/15/19	339,091
166,342		Delta Air Lines, Inc	4.750	05/07/20	175,491
125,000		Delta Airlines	3.625	07/30/27	125,938
184,000	g	Embraer Overseas Ltd	5.696	09/16/23	182,160
100,000		Embraer S.A.	5.150	06/15/22	95,000
134,000		FedEx Corp	8.000	01/15/19	159,977
100,000		FedEx Corp	2.300	02/01/20	100,454
300,000		FedEx Corp	4.000	01/15/24	312,579
100,000		FedEx Corp	3.200	02/01/25	97,048
1,000,000		FedEx Corp	4.900	01/15/34	1,041,935
200,000		FedEx Corp	3.900	02/01/35	183,961
200,000		FedEx Corp	3.875	08/01/42	175,303
200,000		FedEx Corp	4.500	02/01/65	178,190
100,000		GATX Corp	3.500	07/15/16	101,562
443,000		GATX Corp	1.250	03/04/17	440,653
100,000		GATX Corp	2.375	07/30/18	100,097
200,000		GATX Corp	2.500	03/15/19	199,805
100,000		GATX Corp	2.600	03/30/20	98,648
225,000		GATX Corp	5.200	03/15/44	231,098
233,511		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	230,008
100,000		JB Hunt Transport Services, Inc	2.400	03/15/19	100,822
200,000		JB Hunt Transport Services, Inc	3.300	08/15/22	201,650
100,000		Kansas City Southern de Mexico S.A. de C.V.	3.000	05/15/23	96,786
100,000		Kansas City Southern Railway Co	4.300	05/15/43	92,414
175,000		Kansas City Southern Railway Co	4.950	08/15/45	176,526
210,000		Norfolk Southern Corp	5.750	04/01/18	229,670
100,000		Norfolk Southern Corp	3.250	12/01/21	101,812
250,000		Norfolk Southern Corp	3.000	04/01/22	249,153
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,259,301
200,000		Norfolk Southern Corp	3.850	01/15/24	205,185
81,000		Norfolk Southern Corp	5.590	05/17/25	93,616
16,000		Norfolk Southern Corp	4.837	10/01/41	16,126
750,000		Norfolk Southern Corp	3.950	10/01/42	672,038
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Norfolk Southern Corp	4.800%	08/15/43	$202,484
300,000	Norfolk Southern Corp	4.450	06/15/45	290,051
250,000	Northrop Grumman Corp	1.750	06/01/18	249,248
650,000	Northrop Grumman Corp	3.500	03/15/21	673,113
400,000	Northrop Grumman Corp	3.250	08/01/23	399,325
100,000	Northrop Grumman Corp	5.050	11/15/40	106,677
400,000	Northrop Grumman Corp	4.750	06/01/43	412,930
300,000	Northrop Grumman Corp	3.850	04/15/45	269,682
50,000	Ryder System, Inc	3.600	03/01/16	50,535
150,000	Ryder System, Inc	2.500	03/01/17	151,976
150,000	Ryder System, Inc	2.500	03/01/18	152,604
200,000	Ryder System, Inc	2.450	11/15/18	201,675
100,000	Ryder System, Inc	2.550	06/01/19	100,246
200,000	Ryder System, Inc	2.450	09/03/19	200,623
300,000	Ryder System, Inc	2.500	05/11/20	297,906
100,000	Southwest Airlines Co	2.750	11/06/19	101,905
100,000	Spirit Airlines, Inc	4.100	04/01/28	100,750
100,000	Union Pacific Corp	2.250	02/15/19	101,563
200,000	Union Pacific Corp	2.250	06/19/20	202,794
331,000	Union Pacific Corp	4.163	07/15/22	356,006
500,000	Union Pacific Corp	2.950	01/15/23	500,554
277,000	Union Pacific Corp	3.646	02/15/24	289,440
200,000	Union Pacific Corp	3.750	03/15/24	211,179
200,000	Union Pacific Corp	3.250	01/15/25	202,596
200,000	Union Pacific Corp	3.250	08/15/25	201,866
100,000	Union Pacific Corp	3.375	02/01/35	91,039
100,000	Union Pacific Corp	4.750	09/15/41	107,001
100,000	Union Pacific Corp	4.300	06/15/42	101,139
150,000	Union Pacific Corp	4.250	04/15/43	149,024
250,000	Union Pacific Corp	4.750	12/15/43	268,385
200,000	Union Pacific Corp	4.821	02/01/44	218,266
200,000	Union Pacific Corp	4.850	06/15/44	219,105
200,000	Union Pacific Corp	3.875	02/01/55	179,878
200,000	Union Pacific Railroad Co	2.695	05/12/27	198,236
285,596	United Airlines Pass Through Trust	4.300	08/15/25	296,477
300,000	United Airlines Pass Through Trust	3.750	09/03/26	300,750
100,000	United Parcel Service, Inc	1.125	10/01/17	100,406
100,000	United Parcel Service, Inc	5.500	01/15/18	109,882
300,000	United Parcel Service, Inc	5.125	04/01/19	336,096
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,152,150
900,000	United Parcel Service, Inc	2.450	10/01/22	883,686
35,000	United Parcel Service, Inc	6.200	01/15/38	45,282
450,000	United Parcel Service, Inc	3.625	10/01/42	428,542
173,125	US Airways Pass Through Trust	4.625	06/03/25	178,890
281,116	US Airways Pass Through Trust	3.950	11/15/25	282,184
	TOTAL TRANSPORTATION			39,460,069

UTILITIES - 2.3%
370,000	AGL Capital Corp	5.250	08/15/19	405,815
475,000	Alabama Power Co	3.550	12/01/23	491,136
300,000	Alabama Power Co	5.200	06/01/41	331,828
200,000	Alabama Power Co	3.850	12/01/42	182,707
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Alabama Power Co	3.750%	03/01/45	$362,147
600,000	Ameren Illinois Co	2.700	09/01/22	590,600
200,000	Ameren Illinois Co	3.250	03/01/25	202,386
100,000	Ameren Illinois Co	4.800	12/15/43	109,819
200,000	Ameren Illinois Co	4.300	07/01/44	204,344
500,000	American Water Capital Corp	3.850	03/01/24	526,263
300,000	American Water Capital Corp	3.400	03/01/25	304,132
225,000	American Water Capital Corp	4.300	12/01/42	225,946
150,000	American Water Capital Corp	4.300	09/01/45	151,283
140,000	Appalachian Power Co	7.000	04/01/38	180,934
500,000	Appalachian Power Co	4.400	05/15/44	484,419
150,000	Arizona Public Service Co	8.750	03/01/19	182,299
200,000	Arizona Public Service Co	3.350	06/15/24	204,410
350,000	Arizona Public Service Co	4.500	04/01/42	365,016
200,000	Arizona Public Service Co	4.700	01/15/44	214,545
100,000	Atmos Energy Corp	8.500	03/15/19	119,825
100,000	Atmos Energy Corp	5.500	06/15/41	115,634
125,000	Atmos Energy Corp	4.150	01/15/43	119,987
200,000	Atmos Energy Corp	4.125	10/15/44	189,477
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	104,838
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	406,209
200,000	Berkshire Hathaway Energy Co	1.100	05/15/17	199,240
200,000	Berkshire Hathaway Energy Co	2.000	11/15/18	200,468
325,000	Berkshire Hathaway Energy Co	2.400	02/01/20	326,184
200,000	Berkshire Hathaway Energy Co	3.750	11/15/23	206,143
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	352,104
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	216,168
500,000	Berkshire Hathaway Energy Co	4.500	02/01/45	494,516
200,000	Black Hills Corp	4.250	11/30/23	210,772
785,000	Carolina Power & Light Co	5.300	01/15/19	874,328
350,000	Carolina Power & Light Co	3.000	09/15/21	362,935
150,000	Carolina Power & Light Co	2.800	05/15/22	150,531
100,000	Carolina Power & Light Co	4.100	05/15/42	99,700
300,000	Carolina Power & Light Co	4.100	03/15/43	296,176
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	387,814
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	133,615
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	91,623
300,000	CenterPoint Energy Houston Electric LLC	4.500	04/01/44	318,034
423,000	CenterPoint Energy Resources Corp	4.500	01/15/21	453,130
203,000	Cleco Power LLC	6.000	12/01/40	235,774
200,000	CMS Energy Corp	3.875	03/01/24	204,912
100,000	CMS Energy Corp	4.700	03/31/43	101,173
500,000	Commonwealth Edison Co	1.950	09/01/16	503,968
300,000	Commonwealth Edison Co	2.150	01/15/19	302,462
775,000	Commonwealth Edison Co	4.000	08/01/20	826,632
200,000	Commonwealth Edison Co	3.100	11/01/24	199,794
387,000	Commonwealth Edison Co	5.900	03/15/36	467,580
200,000	Commonwealth Edison Co	3.800	10/01/42	188,008
300,000	Commonwealth Edison Co	4.600	08/15/43	313,984
300,000	Commonwealth Edison Co	4.700	01/15/44	320,990
100,000	Commonwealth Edison Co	3.700	03/01/45	91,556
200,000	Connecticut Light & Power Co	2.500	01/15/23	195,040
94

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Connecticut Light & Power Co	4.300%	04/15/44	$205,269
150,000		Connecticut Light & Power Co	4.150	06/01/45	148,178
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	69,018
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,526,385
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	386,998
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	194,992
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	521,711
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	614,059
200,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	201,850
230,000		Consumers Energy Co	6.125	03/15/19	261,406
150,000		Consumers Energy Co	2.850	05/15/22	149,944
200,000		Consumers Energy Co	3.375	08/15/23	205,788
100,000		Consumers Energy Co	3.125	08/31/24	101,146
250,000		Consumers Energy Co	3.950	05/15/43	244,889
100,000		Consumers Energy Co	4.350	08/31/64	96,692
300,000		Dayton Power & Light Co	1.875	09/15/16	300,189
200,000		Delmarva Power & Light Co	3.500	11/15/23	207,017
150,000		Dominion Gas Holdings LLC	2.500	12/15/19	151,727
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	200,255
200,000		Dominion Gas Holdings LLC	3.600	12/15/24	199,210
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	196,709
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	190,458
100,000		Dominion Resources, Inc	1.400	09/15/17	99,642
300,000		Dominion Resources, Inc	1.900	06/15/18	299,734
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,822,907
200,000		Dominion Resources, Inc	3.625	12/01/24	200,005
200,000		Dominion Resources, Inc	5.950	06/15/35	228,498
100,000		Dominion Resources, Inc	4.050	09/15/42	90,661
200,000		Dominion Resources, Inc	4.700	12/01/44	198,243
300,000	i	Dominion Resources, Inc	5.750	10/01/54	307,875
400,000		DTE Energy Electric Company	3.450	10/01/20	423,532
100,000		DTE Energy Electric Company	2.650	06/15/22	98,150
200,000	g	DTE Energy Electric Company	3.300	06/15/22	204,674
200,000		DTE Energy Electric Company	3.850	12/01/23	208,546
200,000		DTE Energy Electric Company	3.650	03/15/24	210,379
200,000		DTE Energy Electric Company	3.500	06/01/24	203,104
100,000		DTE Energy Electric Company	3.950	06/15/42	97,654
200,000		DTE Energy Electric Company	4.000	04/01/43	194,288
200,000		DTE Energy Electric Company	4.300	07/01/44	204,767
300,000		DTE Energy Electric Company	3.700	03/15/45	279,767
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	137,305
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	492,101
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	284,104
500,000		Duke Energy Corp	2.100	06/15/18	505,524
746,000		Duke Energy Corp	5.050	09/15/19	822,590
300,000		Duke Energy Corp	3.050	08/15/22	298,080
300,000		Duke Energy Corp	3.950	10/15/23	313,293
200,000		Duke Energy Corp	3.750	04/15/24	205,984
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	252,039
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	220,089
300,000		Duke Energy Progress LLC	3.250	08/15/25	305,139
300,000		Duke Energy Progress LLC	4.200	08/15/45	306,543
95

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	Duke Energy Progress, Inc	4.375%	03/30/44	$416,477
500,000	Duke Energy Progress, Inc	4.150	12/01/44	503,366
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	49,916
100,000	Enbridge, Inc	5.600	04/01/17	104,580
300,000	Enbridge, Inc	4.000	10/01/23	281,303
300,000	Enbridge, Inc	4.500	06/10/44	234,378
400,000	Energy Transfer Partners LP	6.125	02/15/17	420,380
500,000	Energy Transfer Partners LP	2.500	06/15/18	497,815
44,000	Energy Transfer Partners LP	9.700	03/15/19	52,497
500,000	Energy Transfer Partners LP	4.150	10/01/20	505,793
500,000	Energy Transfer Partners LP	4.650	06/01/21	499,319
200,000	Energy Transfer Partners LP	5.200	02/01/22	200,534
200,000	Energy Transfer Partners LP	3.600	02/01/23	180,112
500,000	Energy Transfer Partners LP	4.900	02/01/24	476,879
400,000	Energy Transfer Partners LP	4.050	03/15/25	351,909
500,000	Energy Transfer Partners LP	4.750	01/15/26	460,235
400,000	Energy Transfer Partners LP	4.900	03/15/35	323,247
140,000	Energy Transfer Partners LP	7.500	07/01/38	146,928
450,000	Energy Transfer Partners LP	6.500	02/01/42	413,123
200,000	Energy Transfer Partners LP	5.150	02/01/43	157,569
200,000	Energy Transfer Partners LP	5.950	10/01/43	176,846
400,000	Energy Transfer Partners LP	5.150	03/15/45	312,187
500,000	Energy Transfer Partners LP	6.125	12/15/45	444,120
200,000	EnLink Midstream Partners LP	2.700	04/01/19	197,668
200,000	EnLink Midstream Partners LP	4.400	04/01/24	190,641
300,000	EnLink Midstream Partners LP	4.150	06/01/25	275,306
200,000	EnLink Midstream Partners LP	5.600	04/01/44	182,102
125,000	Entergy Arkansas, Inc	3.750	02/15/21	132,828
300,000	Entergy Arkansas, Inc	3.050	06/01/23	295,023
175,000	Entergy Arkansas, Inc	3.700	06/01/24	179,933
200,000	Entergy Arkansas, Inc	4.950	12/15/44	201,601
200,000	Entergy Corp	5.125	09/15/20	215,594
200,000	Entergy Corp	4.000	07/15/22	206,560
200,000	Entergy Louisiana LLC	4.050	09/01/23	211,452
200,000	Entergy Louisiana LLC	4.950	01/15/45	202,086
225,000	Entergy Texas, Inc	7.125	02/01/19	260,423
300,000	EQT Midstream Partners LP	4.000	08/01/24	264,925
325,000	Exelon Corp	2.850	06/15/20	327,869
300,000	Exelon Corp	3.950	06/15/25	302,922
500,000	Exelon Corp	4.950	06/15/35	504,167
200,000	Exelon Generation Co LLC	2.950	01/15/20	202,213
200,000	Exelon Generation Co LLC	4.250	06/15/22	204,705
371,000	Exelon Generation Co LLC	5.600	06/15/42	371,150
400,000	Florida Power & Light Co	2.750	06/01/23	396,743
500,000	Florida Power & Light Co	3.250	06/01/24	513,159
247,000	Florida Power & Light Co	4.950	06/01/35	273,440
400,000	Florida Power & Light Co	5.250	02/01/41	469,789
100,000	Florida Power & Light Co	4.125	02/01/42	101,074
200,000	Florida Power & Light Co	4.050	06/01/42	199,905
450,000	Florida Power & Light Co	3.800	12/15/42	429,567
400,000	Florida Power & Light Co	4.050	10/01/44	401,666
29,000	Florida Power Corp	5.650	06/15/18	32,136
96

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,200,000		Florida Power Corp	3.100%	08/15/21	$1,242,072
165,000		Florida Power Corp	6.400	06/15/38	216,614
300,000		Florida Power Corp	3.850	11/15/42	285,403
900,000		Georgia Power Co	5.700	06/01/17	962,559
177,000		Georgia Power Co	5.950	02/01/39	203,506
700,000		Georgia Power Co	4.300	03/15/43	640,809
200,000		Great Plains Energy, Inc	4.850	06/01/21	219,392
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	220,080
80,000		Indiana Michigan Power Co	7.000	03/15/19	92,516
200,000		Indiana Michigan Power Co	3.200	03/15/23	200,288
70,000		Integrys Energy Group, Inc	4.170	11/01/20	75,236
300,000		Interstate Power & Light Co	3.250	12/01/24	303,850
100,000		Interstate Power & Light Co	6.250	07/15/39	130,633
200,000		Interstate Power & Light Co	4.700	10/15/43	214,175
200,000		ITC Holdings Corp	4.050	07/01/23	209,217
300,000		ITC Holdings Corp	3.650	06/15/24	301,039
225,000		Kansas City Power & Light Co	3.150	03/15/23	223,491
200,000		Kansas City Power & Light Co	3.650	08/15/25	204,270
100,000		Kansas City Power & Light Co	5.300	10/01/41	109,133
20,000	g	Kansas Gas & Electric	6.700	06/15/19	23,273
125,000		Kentucky Utilities Co	3.300	10/01/25	126,904
175,000		Kentucky Utilities Co	4.650	11/15/43	186,947
100,000		Kentucky Utilities Co	4.375	10/01/45	103,189
250,000		KeySpan Corp	5.803	04/01/35	286,784
100,000		Kinder Morgan, Inc	2.000	12/01/17	99,275
400,000		Kinder Morgan, Inc	5.950	02/15/18	428,277
300,000		Kinder Morgan, Inc	2.650	02/01/19	295,158
500,000		Kinder Morgan, Inc	9.000	02/01/19	590,617
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,356,534
500,000		Kinder Morgan, Inc	3.500	03/01/21	478,163
100,000		Kinder Morgan, Inc	5.800	03/01/21	106,325
1,200,000		Kinder Morgan, Inc	3.950	09/01/22	1,127,221
350,000		Kinder Morgan, Inc	3.450	02/15/23	310,622
200,000		Kinder Morgan, Inc	3.500	09/01/23	177,008
300,000		Kinder Morgan, Inc	4.150	02/01/24	272,174
500,000		Kinder Morgan, Inc	4.250	09/01/24	454,571
400,000		Kinder Morgan, Inc	4.300	06/01/25	359,486
800,000		Kinder Morgan, Inc	5.300	12/01/34	681,532
535,000		Kinder Morgan, Inc	6.500	09/01/39	508,197
300,000		Kinder Morgan, Inc	5.625	09/01/41	246,899
200,000		Kinder Morgan, Inc	5.000	08/15/42	158,121
500,000		Kinder Morgan, Inc	5.000	03/01/43	390,955
400,000		Kinder Morgan, Inc	5.500	03/01/44	331,389
200,000		Kinder Morgan, Inc	5.400	09/01/44	160,995
300,000		Kinder Morgan, Inc	5.550	06/01/45	249,313
320,000		LG&E and KU Energy LLC	3.750	11/15/20	334,439
225,000		Louisville Gas & Electric Co	3.300	10/01/25	228,802
125,000		Louisville Gas & Electric Co	4.650	11/15/43	133,533
100,000		Louisville Gas & Electric Co	4.375	10/01/45	103,463
880,000		Metropolitan Edison Co	7.700	01/15/19	1,024,496
200,000		MidAmerican Energy Co	3.500	10/15/24	207,412
200,000		MidAmerican Energy Co	4.400	10/15/44	209,255
97

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		MidAmerican Energy Co	2.400%	03/15/19	$305,993
200,000		MidAmerican Energy Co	3.700	09/15/23	210,456
200,000		MidAmerican Energy Co	4.800	09/15/43	219,077
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,218,254
300,000		MidAmerican Energy Holdings Co	6.500	09/15/37	377,035
750,000		Mississippi Power Co	4.250	03/15/42	650,662
100,000		National Fuel Gas Co	4.900	12/01/21	105,181
200,000		National Fuel Gas Co	3.750	03/01/23	188,633
300,000		National Fuel Gas Co	5.200	07/15/25	308,630
820,000		Nevada Power Co	6.500	08/01/18	925,152
45,000		Nevada Power Co	7.125	03/15/19	52,361
230,000		Nevada Power Co	5.375	09/15/40	260,925
300,000		NextEra Energy Capital Holdings, Inc	1.586	06/01/17	300,100
300,000		NextEra Energy Capital Holdings, Inc	2.056	09/01/17	301,997
200,000		NextEra Energy Capital Holdings, Inc	2.400	09/15/19	199,422
100,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	100,702
500,000		NextEra Energy Capital Holdings, Inc	4.500	06/01/21	540,988
140,000		NiSource Finance Corp	6.400	03/15/18	155,465
150,000		NiSource Finance Corp	6.125	03/01/22	174,737
400,000		NiSource Finance Corp	3.850	02/15/23	415,110
100,000		NiSource Finance Corp	5.950	06/15/41	116,335
200,000		NiSource Finance Corp	5.250	02/15/43	217,478
150,000		NiSource Finance Corp	4.800	02/15/44	155,243
300,000		NiSource Finance Corp	5.650	02/01/45	341,338
300,000		Northeast Utilities	2.800	05/01/23	288,080
100,000		Northeast Utilities	3.150	01/15/25	97,728
500,000		Northern States Power Co	2.200	08/15/20	503,191
150,000		Northern States Power Co	2.150	08/15/22	144,847
300,000		Northern States Power Co	2.600	05/15/23	295,377
425,000		Northern States Power Co	5.350	11/01/39	498,596
200,000		Northern States Power Co	3.400	08/15/42	176,444
150,000		Northern States Power Co	4.000	08/15/45	149,065
200,000		NorthWestern Corp	4.176	11/15/44	199,546
150,000		NSTAR Electric Co	5.625	11/15/17	163,371
200,000		NSTAR Electric Co	2.375	10/15/22	193,898
500,000		Oglethorpe Power Corp	4.200	12/01/42	471,121
300,000		Oglethorpe Power Corp	4.550	06/01/44	296,273
250,000		Ohio Edison Co	8.250	10/15/38	355,943
600,000		Ohio Power Co	5.375	10/01/21	684,562
100,000		Oklahoma Gas & Electric Co	5.250	05/15/41	112,864
400,000		Oklahoma Gas & Electric Co	3.900	05/01/43	377,482
200,000		Oklahoma Gas & Electric Co	4.000	12/15/44	192,372
200,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	226,815
100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	99,736
150,000		Oncor Electric Delivery Co LLC	4.100	06/01/22	157,708
400,000	g	Oncor Electric Delivery Co LLC	2.950	04/01/25	384,704
70,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	93,610
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	109,777
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	551,255
150,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	165,935
100,000		ONEOK Partners LP	2.000	10/01/17	99,362
200,000		ONEOK Partners LP	3.200	09/15/18	200,983
98

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	ONEOK Partners LP	3.375%	10/01/22	$359,904
200,000	ONEOK Partners LP	5.000	09/15/23	195,748
700,000	ONEOK Partners LP	4.900	03/15/25	652,003
130,000	ONEOK Partners LP	6.650	10/01/36	129,722
250,000	ONEOK Partners LP	6.850	10/15/37	247,034
100,000	ONEOK Partners LP	6.125	02/01/41	90,023
355,000	Pacific Gas & Electric Co	8.250	10/15/18	420,906
400,000	Pacific Gas & Electric Co	3.250	06/15/23	402,836
175,000	Pacific Gas & Electric Co	3.850	11/15/23	182,826
200,000	Pacific Gas & Electric Co	3.750	02/15/24	206,277
500,000	Pacific Gas & Electric Co	3.400	08/15/24	501,649
300,000	Pacific Gas & Electric Co	3.500	06/15/25	304,009
420,000	Pacific Gas & Electric Co	6.050	03/01/34	507,356
600,000	Pacific Gas & Electric Co	5.400	01/15/40	682,634
400,000	Pacific Gas & Electric Co	4.500	12/15/41	407,086
150,000	Pacific Gas & Electric Co	3.750	08/15/42	136,074
400,000	Pacific Gas & Electric Co	4.600	06/15/43	411,999
200,000	Pacific Gas & Electric Co	5.125	11/15/43	221,319
300,000	Pacific Gas & Electric Co	4.750	02/15/44	316,029
300,000	Pacific Gas & Electric Co	4.300	03/15/45	297,698
250,000	PacifiCorp	2.950	02/01/22	250,838
200,000	PacifiCorp	2.950	06/01/23	199,505
300,000	PacifiCorp	3.600	04/01/24	310,098
200,000	PacifiCorp	3.350	07/01/25	203,189
850,000	PacifiCorp	6.000	01/15/39	1,055,489
150,000	PECO Energy Co	2.375	09/15/22	144,614
200,000	PECO Energy Co	3.150	10/15/25	199,981
200,000	PECO Energy Co	4.800	10/15/43	219,961
200,000	PECO Energy Co	4.150	10/01/44	199,286
165,000	Pepco Holdings, Inc	2.700	10/01/15	165,000
300,000	PG&E Corp	2.400	03/01/19	302,068
200,000	Phillips 66 Partners LP	2.646	02/15/20	196,757
300,000	Phillips 66 Partners LP	4.680	02/15/45	247,128
150,000	Piedmont Natural Gas Co, Inc	4.100	09/18/34	149,553
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	214,242
200,000	Potomac Electric Power Co	3.600	03/15/24	208,057
65,000	Potomac Electric Power Co	7.900	12/15/38	93,907
500,000	Potomac Electric Power Co	4.150	03/15/43	498,267
300,000	PPL Capital Funding, Inc	4.200	06/15/22	315,398
200,000	PPL Capital Funding, Inc	3.500	12/01/22	202,387
400,000	PPL Capital Funding, Inc	3.400	06/01/23	400,736
100,000	PPL Capital Funding, Inc	3.950	03/15/24	102,818
200,000	PPL Electric Utilities Corp	2.500	09/01/22	195,119
300,000	PPL Electric Utilities Corp	4.750	07/15/43	328,990
200,000	PPL Electric Utilities Corp	4.125	06/15/44	198,878
275,000	PPL Electric Utilities Corp	4.150	10/01/45	272,888
100,000	PPL Energy Supply LLC	4.600	12/15/21	83,050
300,000	Progress Energy, Inc	3.150	04/01/22	299,450
900,000	Progress Energy, Inc	7.750	03/01/31	1,217,646
200,000	PSEG Power LLC	5.320	09/15/16	207,469
100,000	PSEG Power LLC	2.450	11/15/18	99,766
150,000	Public Service Co of Colorado	2.250	09/15/22	145,795
99

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Public Service Co of Colorado	2.500%	03/15/23	$194,662
300,000		Public Service Co of Colorado	2.900	05/15/25	295,093
150,000		Public Service Co of Colorado	3.600	09/15/42	138,172
100,000		Public Service Co of Colorado	4.300	03/15/44	102,129
300,000		Public Service Co of New Hampshire	3.500	11/01/23	310,672
200,000		Public Service Co of New Mexico	3.850	08/01/25	201,233
520,000		Public Service Co of Oklahoma	5.150	12/01/19	583,350
100,000		Public Service Co of Oklahoma	4.400	02/01/21	107,853
150,000		Public Service Co of Oklahoma	6.625	11/15/37	195,223
220,000		Public Service Electric & Gas Co	5.300	05/01/18	241,345
200,000		Public Service Electric & Gas Co	2.300	09/15/18	204,074
500,000		Public Service Electric & Gas Co	1.800	06/01/19	499,094
200,000		Public Service Electric & Gas Co	2.000	08/15/19	200,952
200,000		Public Service Electric & Gas Co	3.750	03/15/24	211,714
200,000		Public Service Electric & Gas Co	3.150	08/15/24	203,174
410,000		Public Service Electric & Gas Co	5.375	11/01/39	477,540
200,000		Public Service Electric & Gas Co	3.950	05/01/42	194,867
100,000		Public Service Electric & Gas Co	3.650	09/01/42	92,972
200,000		Public Service Electric & Gas Co	3.800	01/01/43	192,101
200,000		Public Service Electric & Gas Co	4.000	06/01/44	196,664
200,000		Public Service Electric & Gas Co	4.050	05/01/45	198,650
300,000	g	Puget Energy, Inc	3.650	05/15/25	296,185
250,000		Puget Sound Energy, Inc	5.757	10/01/39	298,204
700,000		Puget Sound Energy, Inc	4.434	11/15/41	726,679
200,000		Puget Sound Energy, Inc	4.300	05/20/45	204,645
150,000		San Diego Gas & Electric Co	3.000	08/15/21	156,597
400,000		San Diego Gas & Electric Co	3.600	09/01/23	419,083
305,000		San Diego Gas & Electric Co	5.350	05/15/40	363,282
100,000		San Diego Gas & Electric Co	3.950	11/15/41	97,131
300,000		SCANA Corp	4.750	05/15/21	316,255
100,000		SCANA Corp	4.125	02/01/22	101,635
250,000		Scottish Power Ltd	5.810	03/15/25	289,343
605,000		Sempra Energy	2.300	04/01/17	611,692
150,000		Sempra Energy	2.875	10/01/22	147,148
500,000		Sempra Energy	4.050	12/01/23	522,272
200,000		Sempra Energy	3.550	06/15/24	201,363
260,000		Sempra Energy	6.000	10/15/39	303,380
125,000		Sierra Pacific Power Co	3.375	08/15/23	127,124
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	55,169
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	141,497
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	244,610
300,000		South Carolina Electric & Gas Co	4.600	06/15/43	305,720
200,000		South Carolina Electric & Gas Co	4.500	06/01/64	190,267
451,835		Southaven Combined Cycle Generation LLC	3.846	08/15/33	466,030
200,000		Southern California Edison Co	1.125	05/01/17	199,534
250,000		Southern California Edison Co	5.500	08/15/18	277,353
280,000		Southern California Edison Co	3.875	06/01/21	301,361
500,000		Southern California Edison Co	2.400	02/01/22	494,806
400,000		Southern California Edison Co	3.500	10/01/23	416,156
185,000		Southern California Edison Co	6.050	03/15/39	231,640
300,000		Southern California Edison Co	4.500	09/01/40	315,134
500,000		Southern California Edison Co	3.900	12/01/41	485,118
100

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Southern California Edison Co	4.050%	03/15/42	$197,555
500,000		Southern California Edison Co	3.900	03/15/43	475,495
450,000		Southern California Edison Co	3.600	02/01/45	413,874
200,000		Southern California Gas Co	1.550	06/15/18	199,757
200,000		Southern California Gas Co	3.150	09/15/24	202,933
200,000		Southern California Gas Co	3.200	06/15/25	203,988
150,000		Southern California Gas Co	3.750	09/15/42	142,350
200,000		Southern California Gas Co	4.450	03/15/44	211,911
300,000		Southern Co	2.750	06/15/20	299,099
108,000	g	Southern Natural Gas Co	5.900	04/01/17	113,746
550,000		Southern Natural Gas Co	4.400	06/15/21	568,837
100,000		Southern Natural Gas Co	8.000	03/01/32	108,751
500,000		Southern Power Co	2.375	06/01/20	490,268
250,000		Southwest Gas Corp	3.875	04/01/22	261,450
250,000		Southwestern Electric Power Co	5.550	01/15/17	263,012
400,000		Southwestern Electric Power Co	6.200	03/15/40	488,573
600,000		Southwestern Public Service Co	4.500	08/15/41	634,522
60,000		Spectra Energy Capital LLC	6.200	04/15/18	64,994
600,000		Spectra Energy Capital LLC	3.300	03/15/23	539,035
200,000		Spectra Energy Partners LP	2.950	09/25/18	202,797
200,000		Spectra Energy Partners LP	4.750	03/15/24	206,806
400,000		Spectra Energy Partners LP	3.500	03/15/25	373,615
200,000		Spectra Energy Partners LP	5.950	09/25/43	205,557
200,000		Spectra Energy Partners LP	4.500	03/15/45	169,747
150,000		System Energy Resources, Inc	4.100	04/01/23	154,998
200,000		Tampa Electric Co	5.400	05/15/21	227,428
100,000		Tampa Electric Co	2.600	09/15/22	97,769
100,000		Tampa Electric Co	4.100	06/15/42	98,390
175,000		Tampa Electric Co	4.350	05/15/44	179,334
200,000		Tampa Electric Co	4.200	05/15/45	199,375
300,000		TC PipeLines LP	4.375	03/13/25	288,113
200,000		TECO Finance, Inc	5.150	03/15/20	220,089
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	220,683
12,000		Toledo Edison Co	7.250	05/01/20	14,092
300,000		Toledo Edison Co	6.150	05/15/37	346,858
300,000		Total Capital S.A.	2.125	08/10/18	304,799
200,000		Total Capital S.A.	4.450	06/24/20	220,713
100,000		Total Capital S.A.	4.125	01/28/21	109,323
200,000		TransAlta Corp	1.900	06/03/17	198,946
350,000		TransAlta Corp	6.650	05/15/18	377,098
300,000		TransAlta Corp	4.500	11/15/22	294,369
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	95,523
100,000		Tri-State Generation & Transmission Association, Inc	3.700	11/01/24	101,477
200,000		Tucson Electric Power Co	3.050	03/15/25	193,115
300,000		Union Electric Co	3.500	04/15/24	309,466
100,000		Union Electric Co	8.450	03/15/39	161,343
100,000		Union Electric Co	3.900	09/15/42	95,730
100,000		United Utilities plc	6.875	08/15/28	116,542
200,000		Virginia Electric and Power Co	1.200	01/15/18	199,312
309,000		Virginia Electric and Power Co	2.750	03/15/23	306,329
500,000		Virginia Electric and Power Co	3.450	02/15/24	510,791
200,000		Virginia Electric and Power Co	3.100	05/15/25	199,989
101

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Virginia Electric and Power Co	6.000%	05/15/37	$438,939
160,000		Virginia Electric and Power Co	4.000	01/15/43	157,307
250,000		Virginia Electric and Power Co	4.650	08/15/43	271,384
400,000		Virginia Electric and Power Co	4.450	02/15/44	419,143
200,000		Virginia Electric and Power Co	4.200	05/15/45	200,918
200,000	g	Washington Prime Group LP	3.850	04/01/20	204,446
125,000		WEC Energy Group, Inc	1.650	06/15/18	125,284
200,000		WEC Energy Group, Inc	2.450	06/15/20	202,056
100,000		WEC Energy Group, Inc	3.550	06/15/25	101,609
500,000		Westar Energy, Inc	4.125	03/01/42	501,757
175,000		Westar Energy, Inc	4.100	04/01/43	173,988
450,000		Western Gas Partners LP	4.000	07/01/22	435,556
200,000		Western Gas Partners LP	3.950	06/01/25	187,403
100,000		Western Gas Partners LP	5.450	04/01/44	91,755
225,000		Western Massachusetts Electric Co	3.500	09/15/21	236,562
35,000		Williams Cos, Inc	7.875	09/01/21	35,566
475,000		Williams Cos, Inc	3.700	01/15/23	368,467
350,000		Williams Cos, Inc	4.550	06/24/24	277,626
300,000		Williams Cos, Inc	7.750	06/15/31	265,799
350,000		Williams Cos, Inc	5.750	06/24/44	245,022
70,000		Williams Partners LP	7.250	02/01/17	74,507
530,000		Williams Partners LP	5.250	03/15/20	564,976
600,000		Williams Partners LP	4.000	11/15/21	576,402
750,000		Williams Partners LP	3.600	03/15/22	690,560
200,000		Williams Partners LP	3.350	08/15/22	180,448
300,000		Williams Partners LP	4.500	11/15/23	281,281
300,000		Williams Partners LP	4.300	03/04/24	272,284
500,000		Williams Partners LP	3.900	01/15/25	430,712
750,000		Williams Partners LP	4.000	09/15/25	649,862
300,000		Williams Partners LP	5.800	11/15/43	251,873
300,000		Williams Partners LP	5.400	03/04/44	239,622
500,000		Williams Partners LP	4.900	01/15/45	372,502
300,000		Wisconsin Electric Power Co	1.700	06/15/18	301,187
200,000		Wisconsin Electric Power Co	3.100	06/01/25	201,198
200,000		Wisconsin Electric Power Co	5.625	05/15/33	239,942
200,000		Wisconsin Electric Power Co	3.650	12/15/42	183,523
200,000		Wisconsin Power & Light Co	2.250	11/15/22	192,152
100,000		Wisconsin Power & Light Co	4.100	10/15/44	98,032
200,000		Wisconsin Public Service Corp	4.752	11/01/44	219,424
200,000		Xcel Energy, Inc	0.750	05/09/16	199,982
400,000		Xcel Energy, Inc	1.200	06/01/17	398,572
100,000		Xcel Energy, Inc	4.700	05/15/20	108,667
100,000		Xcel Energy, Inc	4.800	09/15/41	103,397
		TOTAL UTILITIES			135,485,918

		TOTAL CORPORATE BONDS			1,465,389,088
		(Cost $1,464,232,192)

GOVERNMENT BONDS - 72.3%

AGENCY SECURITIES - 2.7%
3,000,000		Federal Farm Credit Bank (FFCB)	1.500	11/16/15	3,004,917
102

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,475,000		FFCB	4.875%	12/16/15	$1,489,439
1,600,000		FFCB	1.050	03/28/16	1,606,574
1,000,000		Federal Home Loan Bank (FHLB)	5.375	05/18/16	1,031,270
5,095,000		FHLB	4.750	12/16/16	5,353,556
500,000		FHLB	4.875	05/17/17	534,285
1,000,000		FHLB	0.750	09/08/17	1,000,229
2,745,000		FHLB	5.000	11/17/17	2,988,169
4,000,000		FHLB	1.625	06/14/19	4,057,060
5,000,000		FHLB	1.875	03/13/20	5,086,000
125,000		Federal Home Loan Mortgage Corp (FHLMC)	4.750	11/17/15	125,735
132,000		FHLMC	4.750	01/19/16	133,799
6,213,000		FHLMC	5.250	04/18/16	6,382,149
127,000		FHLMC	5.500	07/18/16	132,145
16,736,000		FHLMC	5.125	10/18/16	17,550,943
20,000,000		FHLMC	0.875	03/07/18	20,016,960
4,500,000		FHLMC	1.250	08/01/19	4,501,004
7,500,000		FHLMC	2.375	01/13/22	7,730,378
8,000,000		Federal National Mortgage Association (FNMA)	0.375	12/21/15	8,004,120
5,000,000		FNMA	2.250	03/15/16	5,046,160
10,215,000		FNMA	5.000	03/15/16	10,437,421
150,000		FNMA	5.000	05/11/17	160,509
4,340,000		FNMA	5.375	06/12/17	4,684,479
2,000,000		FNMA	1.125	07/20/18	2,009,734
8,000,000		FNMA	1.625	11/27/18	8,149,216
11,000,000	j	FNMA	0.000	10/09/19	10,215,590
2,310,000	i	FNMA	2.301	09/25/22	2,333,920
6,000,000		FNMA	2.625	09/06/24	6,146,904
5,000,000		FNMA	6.625	11/15/30	7,222,870
1,000,000		FNMA	5.625	07/15/37	1,362,161
815,000		Financing Corp	9.400	02/08/18	974,501
825,000		Financing Corp	9.800	04/06/18	1,006,590
815,000		Financing Corp	10.350	08/03/18	1,023,453
1,900,000		Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,938,809
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	520,205
300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	309,691
800,000		Israel Government AID Bond	5.500	09/18/23	981,552
300,000		Israel Government AID Bond	5.500	04/26/24	371,486
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	454,290
590,000		PEFCO	2.250	12/15/17	605,899
175,000		PEFCO	1.450	08/15/19	173,581
550,000		PEFCO	2.250	03/15/20	560,907
200,000		PEFCO	2.300	09/15/20	203,713
400,000		PEFCO	2.050	11/15/22	389,957
200,000		PEFCO	3.250	06/15/25	207,762
250,000		Ukraine Government AID Bonds	1.844	05/16/19	252,836
500,000		Ukraine Government AID Bonds	1.847	05/29/20	506,859
		TOTAL AGENCY SECURITIES			158,979,787

FOREIGN GOVERNMENT BONDS - 4.5%
250,000		African Development Bank	1.250	09/02/16	251,594
1,200,000		African Development Bank	1.125	03/15/17	1,207,508
500,000		African Development Bank	0.875	05/15/17	501,246
103

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	African Development Bank	1.625%	10/02/18	$507,464
500,000	African Development Bank	1.375	02/12/20	499,351
450,000	African Development Bank	2.375	09/23/21	465,260
400,000	Agricultural Bank of China	2.000	05/21/18	399,352
400,000	Agricultural Bank of China	2.750	05/21/20	401,176
1,750,000	Asian Development Bank	2.500	03/15/16	1,766,345
2,000,000	Asian Development Bank	1.125	03/15/17	2,014,254
1,500,000	Asian Development Bank	1.125	06/05/18	1,506,045
1,000,000	Asian Development Bank	1.875	04/12/19	1,022,578
500,000	Asian Development Bank	1.500	01/22/20	502,802
1,500,000	Asian Development Bank	1.375	03/23/20	1,497,273
1,000,000	Asian Development Bank	1.625	08/26/20	1,005,623
1,000,000	Asian Development Bank	2.125	11/24/21	1,020,370
600,000	Asian Development Bank	1.875	02/18/22	602,920
500,000	Asian Development Bank	2.000	01/22/25	491,379
75,000	Asian Development Bank	5.820	06/16/28	97,627
906,000	Brazilian Government International Bond	5.875	01/15/19	949,035
2,090,000	Brazilian Government International Bond	4.875	01/22/21	2,032,525
1,424,000	Brazilian Government International Bond	4.250	01/07/25	1,246,000
2,730,000	Brazilian Government International Bond	5.625	01/07/41	2,211,300
1,152,000	Brazilian Government International Bond	5.000	01/27/45	861,120
850,000	Canada Government International Bond	0.875	02/14/17	853,128
1,000,000	Canada Government International Bond	1.125	03/19/18	1,004,649
1,000,000	Canada Government International Bond	1.625	02/27/19	1,014,746
300,000	Chile Government International Bond	2.250	10/30/22	288,000
880,000	Chile Government International Bond	3.125	03/27/25	871,200
300,000	Chile Government International Bond	3.625	10/30/42	255,750
850,000	China Development Bank	5.000	10/15/15	850,862
450,000	Colombia Government International Bond	7.375	03/18/19	509,625
900,000	Colombia Government International Bond	4.375	07/12/21	916,650
600,000	Colombia Government International Bond	2.625	03/15/23	533,400
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,211,250
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,237,500
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,072,375
1,200,000	Colombia Government International Bond	5.000	06/15/45	1,026,000
500,000	Corp Andina de Fomento	3.750	01/15/16	504,878
500,000	Corp Andina de Fomento	1.500	08/08/17	499,804
527,000	Corp Andina de Fomento	4.375	06/15/22	572,171
1,000,000	Council of Europe Development Bank	2.625	02/16/16	1,007,782
500,000	Council of Europe Development Bank	1.500	06/19/17	506,351
500,000	Council of Europe Development Bank	1.000	03/07/18	500,253
500,000	Council of Europe Development Bank	1.125	05/31/18	501,170
300,000	Development Bank of Japan	5.125	02/01/17	316,871
1,500,000	European Bank for Reconstruction & Development	2.500	03/15/16	1,515,195
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,011,007
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	499,766
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	509,000
500,000	European Bank for Reconstruction & Development	1.750	11/26/19	508,315
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,308,066
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	501,462
5,500,000	European Investment Bank	1.375	10/20/15	5,502,420
4,000,000	European Investment Bank	2.250	03/15/16	4,032,440
104

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	European Investment Bank	0.625%	04/15/16	$1,001,010
2,200,000	European Investment Bank	1.750	03/15/17	2,234,353
2,500,000	European Investment Bank	0.875	04/18/17	2,506,722
700,000	European Investment Bank	1.000	08/17/17	702,679
750,000	European Investment Bank	1.000	03/15/18	750,626
500,000	European Investment Bank	1.000	06/15/18	499,485
2,000,000	European Investment Bank	1.125	08/15/18	2,002,934
1,000,000	European Investment Bank	1.875	03/15/19	1,021,176
1,500,000	European Investment Bank	1.375	06/15/20	1,490,676
1,000,000	European Investment Bank	2.875	09/15/20	1,062,121
500,000	European Investment Bank	2.500	04/15/21	521,349
2,500,000	European Investment Bank	2.125	10/15/21	2,547,665
500,000	European Investment Bank	2.250	08/15/22	511,399
2,000,000	European Investment Bank	3.250	01/29/24	2,173,760
1,500,000	European Investment Bank	2.500	10/15/24	1,537,134
1,705,000	European Investment Bank	4.875	02/15/36	2,146,334
250,000	Export Development Canada	1.250	10/26/16	252,051
500,000	Export Development Canada	0.625	12/15/16	500,660
1,300,000	Export Development Canada	0.750	12/15/17	1,297,056
500,000	Export Development Canada	1.000	06/15/18	500,126
500,000	Export Development Canada	1.750	08/19/19	508,011
500,000	Export Development Canada	1.750	07/21/20	507,058
300,000	Export-Import Bank of Korea	1.250	11/20/15	300,147
400,000	Export-Import Bank of Korea	3.750	10/20/16	410,259
200,000	Export-Import Bank of Korea	1.750	02/27/18	199,091
400,000	Export-Import Bank of Korea	2.875	09/17/18	410,638
775,000	Export-Import Bank of Korea	5.125	06/29/20	867,440
300,000	Export-Import Bank of Korea	5.000	04/11/22	336,267
500,000	Export-Import Bank of Korea	4.000	01/14/24	530,550
750,000	Export-Import Bank of Korea	2.875	01/21/25	731,365
500,000	Export-Import Bank of Korea	3.250	08/12/26	498,352
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,652,010
376,389	Federative Republic of Brazil	8.000	01/15/18	395,208
100,000	Finland Government International Bond	6.950	02/15/26	136,535
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	300,285
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,755,269
1,000,000	FMS Wertmanagement AoeR	1.250	07/30/18	1,004,563
1,800,000	Hydro Quebec	1.375	06/19/17	1,815,318
270,000	Hydro Quebec	9.400	02/01/21	361,137
200,000	Hydro Quebec	8.500	12/01/29	306,626
1,500,000	Inter-American Development Bank	1.000	07/14/17	1,507,050
500,000	Inter-American Development Bank	1.250	01/16/18	504,413
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,060,441
2,000,000	Inter-American Development Bank	1.125	08/28/18	1,999,104
750,000	Inter-American Development Bank	1.500	09/25/18	760,284
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,212,862
1,000,000	Inter-American Development Bank	1.750	10/15/19	1,018,384
2,750,000	Inter-American Development Bank	1.375	07/15/20	2,746,125
500,000	Inter-American Development Bank	2.125	01/15/25	496,060
700,000	Inter-American Development Bank	3.200	08/07/42	695,062
300,000	Inter-American Development Bank	4.375	01/24/44	362,600
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,119,037
105

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$950,000	International Bank for Reconstruction & Development	1.000%	09/15/16	$955,236
5,000,000	International Bank for Reconstruction & Development	1.000	06/15/18	5,001,760
2,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	1,996,000
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,534,878
1,000,000	International Bank for Reconstruction & Development	1.875	10/07/19	1,023,307
1,500,000	International Bank for Reconstruction & Development	2.125	11/01/20	1,540,605
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	552,632
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	506,133
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,644,432
1,000,000	International Bank for Reconstruction & Development	2.500	07/29/25	1,026,276
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,043,978
2,750,000	International Finance Corp	1.125	11/23/16	2,764,438
500,000	International Finance Corp	1.250	07/16/18	503,100
2,000,000	International Finance Corp	1.750	09/04/18	2,027,062
1,000,000	International Finance Corp	1.750	09/16/19	1,012,927
750,000	International Finance Corp	1.625	07/16/20	755,625
400,000	Israel Government International Bond	5.125	03/26/19	445,760
705,000	Israel Government International Bond	4.000	06/30/22	762,211
300,000	Israel Government International Bond	3.150	06/30/23	306,450
300,000	Israel Government International Bond	4.500	01/30/43	301,230
1,200,000	Italian Republic	5.250	09/20/16	1,246,202
1,374,000	Italian Republic	5.375	06/15/33	1,581,631
1,500,000	Italy Government International Bond	4.750	01/25/16	1,518,345
430,000	Italy Government International Bond	5.375	06/12/17	457,938
500,000	Italy Government International Bond	6.875	09/27/23	634,498
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,903,952
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,064,081
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,136,218
500,000	Japan Bank for International Cooperation	2.125	02/10/25	486,453
600,000	Japan Finance Corp	2.250	07/13/16	607,955
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	956,736
3,000,000	KFW	1.250	10/26/15	3,001,650
4,500,000	KFW	1.250	02/15/17	4,538,408
1,000,000	KFW	0.875	12/15/17	999,480
2,000,000	KFW	1.000	06/11/18	1,999,400
1,105,000	KFW	4.500	07/16/18	1,208,890
2,000,000	KFW	1.125	08/06/18	2,003,100
500,000	KFW	1.750	10/15/19	507,494
6,925,000	KFW	4.000	01/27/20	7,661,945
1,500,000	KFW	1.875	06/30/20	1,524,789
1,000,000	KFW	2.750	10/01/20	1,056,707
1,600,000	KFW	2.625	01/25/22	1,677,368
2,750,000	KFW	2.000	10/04/22	2,761,820
2,000,000	KFW	2.500	11/20/24	2,055,214
2,000,000	KFW	2.000	05/02/25	1,959,576
235,000	Korea Development Bank	3.250	03/09/16	237,195
400,000	Korea Development Bank	3.500	08/22/17	413,797
300,000	Korea Development Bank	1.500	01/22/18	297,804
400,000	Korea Development Bank	3.000	03/17/19	412,881
500,000	Korea Development Bank	2.500	03/11/20	505,130
200,000	Korea Development Bank	3.000	09/14/22	200,707
500,000	Korea Development Bank	3.750	01/22/24	523,509
106

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Korea Development Bank	3.375%	09/16/25	$202,890
2,025,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	2,144,009
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	508,305
1,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	999,531
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	489,864
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	752,752
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,017,500
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,602,292
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,173,813
2,000,000	Mexico Government International Bond	3.600	01/30/25	1,965,000
461,000	Mexico Government International Bond	6.750	09/27/34	550,895
730,000	Mexico Government International Bond	6.050	01/11/40	799,350
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,345,025
1,678,000	Mexico Government International Bond	5.550	01/21/45	1,722,048
505,000	Mexico Government International Bond	4.600	01/23/46	449,450
150,000	Mexico Government International Bond	5.750	10/12/10	140,250
500,000	Nordic Investment Bank	2.250	03/15/16	504,215
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,495,665
500,000	Nordic Investment Bank	2.250	09/30/21	514,844
2,300,000	North American Development Bank	2.400	10/26/22	2,278,550
1,100,000	Panama Government International Bond	5.200	01/30/20	1,186,625
250,000	Panama Government International Bond	4.000	09/22/24	246,563
1,000,000	Panama Government International Bond	3.750	03/16/25	967,500
300,000	Panama Government International Bond	7.125	01/29/26	371,250
692,000	Panama Government International Bond	6.700	01/26/36	823,480
400,000	Panama Government International Bond	4.300	04/29/53	339,000
520,000	Peruvian Government International Bond	7.125	03/30/19	600,600
925,000	Peruvian Government International Bond	7.350	07/21/25	1,153,938
600,000	Peruvian Government International Bond	4.125	08/25/27	591,000
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,262,250
700,000	Peruvian Government International Bond	5.625	11/18/50	724,500
225,000	Philippine Government International Bond	4.200	01/21/24	246,644
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,158,469
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,128,133
1,985,000	Poland Government International Bond	6.375	07/15/19	2,297,955
67,000	Poland Government International Bond	5.125	04/21/21	75,445
390,000	Poland Government International Bond	5.000	03/23/22	435,825
490,000	Poland Government International Bond	3.000	03/17/23	489,095
1,000,000	Poland Government International Bond	4.000	01/22/24	1,057,500
400,000	Province of British Columbia Canada	1.200	04/25/17	402,680
200,000	Province of British Columbia Canada	2.650	09/22/21	208,827
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,793,558
500,000	Province of Manitoba Canada	4.900	12/06/16	524,803
500,000	Province of Manitoba Canada	1.125	06/01/18	499,290
500,000	Province of Manitoba Canada	1.750	05/30/19	503,200
300,000	Province of Manitoba Canada	3.050	05/14/24	310,717
200,000	Province of New Brunswick Canada	5.200	02/21/17	212,332
200,000	Province of New Brunswick Canada	2.750	06/15/18	207,939
50,000	Province of Nova Scotia Canada	5.125	01/26/17	52,794
200,000	Province of Nova Scotia Canada	8.250	07/30/22	269,788
1,300,000	Province of Ontario Canada	1.100	10/25/17	1,301,581
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,016,680
107

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Province of Ontario Canada	1.650%	09/27/19	$999,301
230,000		Province of Ontario Canada	4.400	04/14/20	256,412
800,000		Province of Ontario Canada	2.450	06/29/22	810,802
1,500,000		Province of Ontario Canada	3.200	05/16/24	1,577,775
385,000		Province of Quebec Canada	5.125	11/14/16	403,950
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,235,461
1,120,000		Province of Quebec Canada	3.500	07/29/20	1,207,770
1,100,000		Province of Quebec Canada	2.625	02/13/23	1,121,239
200,000		Province of Quebec Canada	7.125	02/09/24	263,069
500,000		Province of Quebec Canada	2.875	10/16/24	512,153
201,000		Province of Quebec Canada	7.500	09/15/29	297,847
100,000		Province of Saskatchewan Canada	8.500	07/15/22	137,442
200,000		Region of Lombardy Italy	5.804	10/25/32	214,654
700,000		Republic of Korea	7.125	04/16/19	825,790
500,000		Republic of Korea	3.875	09/11/23	544,300
400,000		Republic of Korea	4.125	06/10/44	457,200
800,000		Republic of Turkey	7.500	07/14/17	863,000
1,010,000		South Africa Government International Bond	6.875	05/27/19	1,126,069
225,000		South Africa Government International Bond	5.500	03/09/20	239,164
500,000		South Africa Government International Bond	4.665	01/17/24	495,000
300,000		South Africa Government International Bond	5.875	09/16/25	319,500
300,000		South Africa Government International Bond	6.250	03/08/41	316,125
525,000		South Africa Government International Bond	5.375	07/24/44	488,906
625,000		Svensk Exportkredit AB	5.125	03/01/17	663,622
1,000,000		Svensk Exportkredit AB	1.750	05/30/17	1,014,745
425,000		Svensk Exportkredit AB	1.125	04/05/18	425,455
500,000		Svensk Exportkredit AB	1.875	06/17/19	508,159
200,000		Svensk Exportkredit AB	1.875	06/23/20	202,262
500,000		Svensk Exportkredit AB	1.750	08/28/20	500,610
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,316,800
600,000		Turkey Government International Bond	6.250	09/26/22	641,250
3,500,000		Turkey Government International Bond	3.250	03/23/23	3,114,195
800,000		Turkey Government International Bond	5.750	03/22/24	829,200
525,000		Turkey Government International Bond	4.250	04/14/26	477,094
4,250,000		Turkey Government International Bond	4.875	04/16/43	3,538,125
800,000		Turkey Government International Bond	6.625	02/17/45	853,702
519,343		Uruguay Government International Bond	4.500	08/14/24	524,536
500,000		Uruguay Government International Bond	4.125	11/20/45	395,000
1,313,907		Uruguay Government International Bond	5.100	06/18/50	1,152,953
		TOTAL FOREIGN GOVERNMENT BONDS			268,100,859

MORTGAGE BACKED - 28.4%
49,629	i	Federal Home Loan Mortgage Corp (FHLMC)	2.482	04/01/35	52,293
7,946	i	FHLMC	2.285	10/01/35	8,456
124,828	i	FHLMC	2.385	02/01/36	133,617
68,740	i	FHLMC	2.530	07/01/36	73,362
218,481	i	FHLMC	2.273	09/01/36	230,328
184,621	i	FHLMC	2.377	09/01/36	195,914
116,071	i	FHLMC	2.387	09/01/36	123,217
42,698	i	FHLMC	5.894	01/01/37	45,533
15,215	i	FHLMC	2.390	02/01/37	16,252
8,762	i	FHLMC	2.397	02/01/37	9,330
108

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$322,352	i	FHLMC	2.416%	03/01/37	$343,416
13,641	i	FHLMC	5.740	03/01/37	13,749
211,185	i	FHLMC	5.713	04/01/37	224,529
172,004	i	FHLMC	6.007	04/01/37	183,555
30,152	i	FHLMC	1.950	05/01/37	30,765
42,704	i	FHLMC	2.714	05/01/37	45,681
43,128	i	FHLMC	2.486	06/01/37	45,980
162,180	i	FHLMC	2.507	06/01/37	173,395
186,856	i	FHLMC	2.540	08/01/37	193,227
135,960	i	FHLMC	1.602	09/01/37	141,499
237,362	i	FHLMC	1.710	09/01/37	248,347
835	i	FHLMC	5.944	09/01/37	857
23,197	i	FHLMC	5.471	02/01/38	24,653
68,460	i	FHLMC	2.381	04/01/38	71,228
140,545	i	FHLMC	2.680	04/01/38	149,395
36,204	i	FHLMC	2.659	06/01/38	38,563
15,722	i	FHLMC	2.375	07/01/38	16,688
56,193		FHLMC	5.000	10/01/39	61,932
24,641	i	FHLMC	2.611	06/01/40	26,107
295,958	i	FHLMC	3.393	07/01/40	311,815
251,357	i	FHLMC	2.952	01/01/41	265,622
37,706	i	FHLMC	2.516	05/01/41	40,034
670,119	i	FHLMC	2.802	08/01/41	714,021
355,289	i	FHLMC	2.968	09/01/41	376,197
80,244	i	FHLMC	3.127	10/01/41	84,563
502		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	503
6		FGLMC	7.500	05/01/16	6
4		FGLMC	7.500	06/01/16	4
4,799		FGLMC	5.500	05/01/17	4,904
10,242		FGLMC	5.500	06/01/17	10,521
8,987		FGLMC	5.000	12/01/17	9,345
5,051		FGLMC	5.500	12/01/17	5,205
10,270		FGLMC	5.000	03/01/18	10,679
34,207		FGLMC	5.000	04/01/18	35,568
34,325		FGLMC	4.500	06/01/18	35,541
87,272		FGLMC	4.500	09/01/18	90,362
67,251		FGLMC	4.000	11/01/18	70,283
121,247		FGLMC	4.500	01/01/19	125,757
13,057		FGLMC	4.000	05/01/19	13,645
99,516		FGLMC	4.500	05/01/19	103,096
238,267		FGLMC	4.500	06/01/19	247,155
91,033		FGLMC	4.000	10/01/19	95,137
28,481		FGLMC	5.500	11/01/19	30,176
246,419		FGLMC	4.500	12/01/19	256,419
36,905		FGLMC	4.500	01/01/20	38,299
729,149		FGLMC	4.500	02/01/20	754,967
16,262		FGLMC	4.500	02/01/20	17,027
165,706		FGLMC	5.000	05/01/20	172,300
188,817		FGLMC	5.000	05/01/20	196,754
15,777		FGLMC	4.500	07/01/20	16,681
177,731		FGLMC	5.000	07/01/20	187,665
3,465		FGLMC	7.000	10/01/20	3,689
109

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$16,353	FGLMC	5.000%	12/01/20	$17,398
627,031	FGLMC	4.000	05/01/21	655,433
361,821	FGLMC	4.500	06/01/21	377,292
197,069	FGLMC	4.500	06/01/21	205,358
169,442	FGLMC	5.000	07/01/21	180,612
24,767	FGLMC	5.500	07/01/21	26,838
2,872,455	FGLMC	3.000	12/01/21	3,003,578
16,390	FGLMC	5.000	10/01/22	17,677
13,725	FGLMC	6.000	11/01/22	15,038
121,395	FGLMC	5.000	04/01/23	130,915
7,727	FGLMC	4.500	05/01/23	8,269
102,425	FGLMC	5.000	05/01/23	112,117
26,828	FGLMC	5.000	10/01/23	29,017
19,833	FGLMC	5.500	10/01/23	21,959
22,590	FGLMC	5.000	11/01/23	24,729
46,119	FGLMC	5.000	03/01/24	50,468
11,376	FGLMC	4.500	04/01/24	12,146
4,844	FGLMC	4.500	05/01/24	5,163
34,057	FGLMC	4.500	06/01/24	36,481
313,109	FGLMC	4.000	07/01/24	336,793
152,455	FGLMC	4.000	07/01/24	161,268
54,722	FGLMC	5.500	07/01/24	59,551
327,139	FGLMC	4.000	08/01/24	350,056
23,225	FGLMC	4.500	09/01/24	24,878
48,854	FGLMC	4.500	09/01/24	52,182
12,335	FGLMC	4.500	09/01/24	13,210
11,782	FGLMC	5.500	09/01/24	13,047
390,666	FGLMC	4.000	10/01/24	420,168
43,105	FGLMC	4.500	10/01/24	46,644
11,782	FGLMC	4.500	10/01/24	12,585
9,720	FGLMC	4.500	11/01/24	10,070
32,665	FGLMC	4.500	12/01/24	33,846
23,427	FGLMC	4.500	02/01/25	25,088
532,664	FGLMC	4.000	03/01/25	570,352
14,522	FGLMC	4.500	06/01/25	15,553
27,719	FGLMC	4.500	07/01/25	29,550
565,571	FGLMC	3.500	10/01/25	598,129
287,434	FGLMC	4.000	10/01/25	304,040
976,585	FGLMC	3.500	11/01/25	1,032,755
586,990	FGLMC	3.500	11/01/25	620,759
267,020	FGLMC	3.500	12/01/25	282,390
177,552	FGLMC	3.000	01/01/26	184,948
1,934,094	FGLMC	3.500	01/01/26	2,045,453
169,733	FGLMC	4.000	04/01/26	181,596
344,717	FGLMC	4.000	05/01/26	369,018
81,786	FGLMC	5.500	07/01/26	90,562
1,117,152	FGLMC	4.000	08/01/26	1,195,813
6,779	FGLMC	6.000	08/01/26	7,626
316,442	FGLMC	3.000	09/01/26	329,871
832,946	FGLMC	3.000	10/01/26	868,374
1,129,602	FGLMC	3.500	10/01/26	1,191,691
36,673	FGLMC	5.000	10/01/26	40,149
110

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$9,879	FGLMC	5.500%	10/01/26	$10,935
4,884,945	FGLMC	3.000	02/01/27	5,092,700
2,725,846	FGLMC	2.500	05/01/27	2,806,739
2,715,737	FGLMC	2.500	11/01/27	2,796,368
124,147	FGLMC	6.000	12/01/27	139,651
2,177,009	FGLMC	2.500	01/01/28	2,241,569
5,583,279	FGLMC	2.500	03/01/28	5,749,107
155,324	FGLMC	5.000	03/01/28	169,990
3,047,900	FGLMC	2.500	05/01/28	3,138,364
16,122	FGLMC	5.500	05/01/28	17,850
7,825,656	FGLMC	2.500	07/01/28	8,057,920
8,289,499	FGLMC	2.500	07/01/28	8,535,643
2,188,119	FGLMC	3.000	10/01/28	2,281,189
118	FGLMC	6.500	10/01/28	135
128,368	FGLMC	5.500	01/01/29	142,247
3,122	FGLMC	6.500	01/01/29	3,571
21,068	FGLMC	4.000	02/01/29	22,454
4,485,242	FGLMC	3.500	03/01/29	4,732,490
1,138	FGLMC	6.500	03/01/29	1,323
105,978	FGLMC	4.500	04/01/29	114,679
8,363,291	FGLMC	3.000	07/01/29	8,711,677
15,101	FGLMC	6.500	07/01/29	17,269
37,337	FGLMC	5.000	12/01/29	40,999
19,415,763	FGLMC	2.500	05/01/30	19,819,207
57,553	FGLMC	4.000	08/01/30	61,922
326,018	FGLMC	4.500	01/01/31	355,581
706	FGLMC	8.000	01/01/31	820
387,829	FGLMC	4.000	03/01/31	417,790
46,042	FGLMC	4.000	05/01/31	49,607
363,157	FGLMC	4.500	05/01/31	396,026
156,830	FGLMC	4.000	06/01/31	168,971
474,913	FGLMC	4.000	08/01/31	511,619
445,689	FGLMC	4.000	09/01/31	480,199
6,194	FGLMC	6.500	09/01/31	7,244
18,846	FGLMC	8.000	09/01/31	22,266
218,286	FGLMC	3.500	11/01/31	231,101
79,272	FGLMC	7.000	12/01/31	86,743
32,187	FGLMC	6.500	01/01/32	37,633
71,151	FGLMC	6.000	02/01/32	81,470
3,154,288	FGLMC	3.000	03/01/32	3,273,797
30,081	FGLMC	7.000	04/01/32	36,222
23,192	FGLMC	6.500	05/01/32	26,521
2,439,149	FGLMC	3.500	09/01/32	2,583,019
22,183	FGLMC	5.500	11/01/32	24,651
26,174	FGLMC	6.000	02/01/33	29,935
101,892	FGLMC	5.000	03/01/33	112,757
88,547	FGLMC	6.000	03/01/33	100,917
6,305	FGLMC	6.000	03/01/33	7,093
75,319	FGLMC	6.000	03/01/33	84,767
49,518	FGLMC	5.000	04/01/33	54,685
11,502	FGLMC	6.000	04/01/33	13,143
756,944	FGLMC	5.000	06/01/33	839,982
111

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$231,521	FGLMC	5.500%	06/01/33	$257,906
4,112,387	FGLMC	3.500	07/01/33	4,345,742
95,566	FGLMC	4.500	07/01/33	103,874
7,908	FGLMC	5.000	08/01/33	8,710
126,155	FGLMC	5.000	08/01/33	138,170
29,606	FGLMC	6.500	08/01/33	35,169
309,846	FGLMC	5.000	09/01/33	345,798
130,151	FGLMC	5.500	09/01/33	146,877
53,892	FGLMC	5.500	09/01/33	60,073
143,796	FGLMC	5.500	09/01/33	163,564
115,086	FGLMC	5.500	09/01/33	129,450
54,114	FGLMC	4.000	10/01/33	57,843
20,877	FGLMC	5.000	10/01/33	23,154
187,539	FGLMC	5.500	10/01/33	212,028
50,632	FGLMC	5.500	12/01/33	56,421
172,231	FGLMC	5.500	12/01/33	192,081
585,530	FGLMC	7.000	12/01/33	694,683
478,199	FGLMC	5.000	01/01/34	532,886
11,883	FGLMC	5.500	02/01/34	13,261
59,074	FGLMC	5.000	03/01/34	65,058
71,551	FGLMC	5.500	03/01/34	79,832
147,936	FGLMC	5.000	05/01/34	163,578
77,471	FGLMC	4.500	06/01/34	84,127
129,575	FGLMC	5.000	06/01/34	142,750
55,420	FGLMC	5.500	06/01/34	61,593
35,169	FGLMC	6.000	06/01/34	40,231
109,490	FGLMC	6.000	09/01/34	124,828
8,979,772	FGLMC	3.500	10/01/34	9,488,358
14,593	FGLMC	5.000	11/01/34	16,185
644,358	FGLMC	5.500	11/01/34	716,058
488,884	FGLMC	5.000	12/01/34	537,724
82,705	FGLMC	5.500	12/01/34	92,255
30,335	FGLMC	5.500	12/01/34	34,124
39,687	FGLMC	5.500	01/01/35	44,147
4,510	FGLMC	5.500	01/01/35	5,026
8,680	FGLMC	5.500	01/01/35	9,668
222,715	FGLMC	4.500	04/01/35	242,044
218,787	FGLMC	6.000	05/01/35	250,147
29,604	FGLMC	6.000	05/01/35	33,740
207,298	FGLMC	7.000	05/01/35	246,133
45,987	FGLMC	5.500	06/01/35	51,256
28,732	FGLMC	5.500	06/01/35	32,025
25,984	FGLMC	5.000	07/01/35	28,536
829,008	FGLMC	5.000	07/01/35	916,152
38,720	FGLMC	6.000	07/01/35	43,582
1,215,037	FGLMC	5.000	08/01/35	1,340,341
44,224	FGLMC	5.500	08/01/35	49,001
97,664	FGLMC	6.000	08/01/35	109,832
17,003	FGLMC	4.500	09/01/35	18,468
22,775	FGLMC	5.000	10/01/35	25,036
164,259	FGLMC	5.000	10/01/35	181,417
100,704	FGLMC	5.000	10/01/35	110,672
112

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$580,303	FGLMC	5.500%	10/01/35	$645,727
19,689	FGLMC	5.000	12/01/35	21,698
94,937	FGLMC	5.000	12/01/35	103,952
54,555	FGLMC	6.000	01/01/36	62,109
37,650	FGLMC	5.000	02/01/36	41,442
15,935	FGLMC	5.000	02/01/36	17,549
19,438	FGLMC	6.000	02/01/36	21,989
237,582	FGLMC	5.500	04/01/36	267,818
28,541	FGLMC	5.500	05/01/36	31,774
802	FGLMC	6.500	05/01/36	917
762,870	FGLMC	6.000	06/01/36	863,308
156,012	FGLMC	5.000	07/01/36	171,666
185,602	FGLMC	6.000	07/01/36	212,348
24,907	FGLMC	6.000	08/01/36	28,011
15,560	FGLMC	6.000	09/01/36	17,505
722,607	FGLMC	5.500	10/01/36	809,092
524,422	FGLMC	5.500	10/01/36	581,469
88,388	FGLMC	6.500	10/01/36	107,374
31,626	FGLMC	5.500	11/01/36	35,027
75,356	FGLMC	6.000	11/01/36	85,387
387,261	FGLMC	6.000	12/01/36	441,194
572,340	FGLMC	5.500	03/01/37	633,973
232,866	FGLMC	6.000	03/01/37	263,454
34,536	FGLMC	6.500	03/01/37	39,493
232,628	FGLMC	5.500	04/01/37	257,643
31,522	FGLMC	5.000	05/01/37	34,631
22,957	FGLMC	5.000	06/01/37	25,133
106,715	FGLMC	5.500	06/01/37	118,084
418,922	FGLMC	6.000	07/01/37	472,974
146,236	FGLMC	6.000	08/01/37	165,143
69,483	FGLMC	6.000	09/01/37	79,753
679,196	FGLMC	5.500	10/01/37	757,136
22,829	FGLMC	6.000	11/01/37	25,806
191,776	FGLMC	6.500	11/01/37	228,440
79,417	FGLMC	6.000	01/01/38	89,850
269,584	FGLMC	6.000	02/01/38	304,128
36,121	FGLMC	6.000	02/01/38	40,789
354,180	FGLMC	5.000	03/01/38	388,017
1,091,909	FGLMC	5.000	03/01/38	1,198,781
41,308	FGLMC	5.000	04/01/38	46,070
414,192	FGLMC	5.000	04/01/38	459,229
508,575	FGLMC	5.500	04/01/38	563,398
118,245	FGLMC	5.500	05/01/38	130,947
13,924	FGLMC	5.500	06/01/38	15,418
34,041	FGLMC	6.000	07/01/38	38,468
460,389	FGLMC	5.500	08/01/38	509,771
60,020	FGLMC	5.500	08/01/38	66,596
54,918	FGLMC	5.000	09/01/38	60,134
230,605	FGLMC	5.500	09/01/38	258,179
732,842	FGLMC	5.500	09/01/38	811,124
12,515	FGLMC	5.500	10/01/38	13,861
273,163	FGLMC	6.000	11/01/38	308,130
113

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,927,011	FGLMC	5.500%	01/01/39	$2,133,672
1,630,580	FGLMC	4.500	02/01/39	1,771,421
786,473	FGLMC	5.000	02/01/39	861,136
54,862	FGLMC	5.500	02/01/39	60,748
8,712	FGLMC	4.500	03/01/39	9,427
290,547	FGLMC	5.000	03/01/39	320,210
41,389	FGLMC	6.000	03/01/39	46,723
1,928,702	FGLMC	4.500	04/01/39	2,106,356
46,430	FGLMC	4.500	04/01/39	51,304
548,756	FGLMC	4.000	05/01/39	584,841
295,182	FGLMC	4.500	05/01/39	320,896
14,864	FGLMC	4.500	05/01/39	16,163
969,812	FGLMC	4.500	05/01/39	1,049,438
6,647,439	FGLMC	4.500	05/01/39	7,280,515
273,880	FGLMC	5.000	05/01/39	301,302
643,980	FGLMC	4.000	06/01/39	687,825
127,654	FGLMC	4.500	06/01/39	138,254
3,271,842	FGLMC	4.500	06/01/39	3,550,067
46,416	FGLMC	5.000	06/01/39	51,127
22,319	FGLMC	5.500	06/01/39	24,697
901,301	FGLMC	4.000	07/01/39	961,795
438,057	FGLMC	4.500	07/01/39	476,360
37,076	FGLMC	4.500	07/01/39	40,230
75,940	FGLMC	4.500	07/01/39	82,360
252,825	FGLMC	5.000	07/01/39	277,536
380,846	FGLMC	5.500	07/01/39	421,816
35,137	FGLMC	4.500	08/01/39	38,225
88,529	FGLMC	5.000	08/01/39	97,134
401,956	FGLMC	4.000	09/01/39	428,388
2,054,121	FGLMC	5.000	09/01/39	2,249,398
699,581	FGLMC	5.000	09/01/39	776,416
21,440	FGLMC	5.500	09/01/39	23,887
895,308	FGLMC	6.500	09/01/39	1,023,828
292,599	FGLMC	4.500	10/01/39	317,312
132,339	FGLMC	4.500	10/01/39	146,120
103,634	FGLMC	4.500	10/01/39	114,544
49,345	FGLMC	4.000	11/01/39	52,705
202,649	FGLMC	4.500	11/01/39	219,740
71,680	FGLMC	5.000	11/01/39	78,780
16,102	FGLMC	5.000	11/01/39	17,638
227,272	FGLMC	4.500	12/01/39	248,481
365,748	FGLMC	4.500	12/01/39	396,665
653,099	FGLMC	4.500	12/01/39	717,119
173,092	FGLMC	4.500	12/01/39	187,685
313,996	FGLMC	5.500	12/01/39	347,653
395,960	FGLMC	4.500	01/01/40	428,762
33,682	FGLMC	5.000	01/01/40	37,389
66,774	FGLMC	5.500	01/01/40	73,893
125,481	FGLMC	5.500	03/01/40	138,980
1,779,469	FGLMC	4.000	04/01/40	1,899,999
288,090	FGLMC	4.500	04/01/40	312,675
68,250	FGLMC	4.500	04/01/40	74,961
114

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$448,805	FGLMC	5.000%	04/01/40	$493,820
203,486	FGLMC	5.000	04/01/40	224,436
1,605,016	FGLMC	6.000	04/01/40	1,809,621
4,653,470	FGLMC	4.500	05/01/40	5,066,947
2,983,298	FGLMC	5.000	05/01/40	3,306,322
10,767	FGLMC	4.500	06/01/40	11,686
1,169,089	FGLMC	5.500	06/01/40	1,308,175
2,247,341	FGLMC	4.500	07/01/40	2,435,708
44,764	FGLMC	4.500	08/01/40	48,560
1,158,434	FGLMC	5.000	08/01/40	1,277,288
493,706	FGLMC	5.000	08/01/40	544,358
114,858	FGLMC	5.000	08/01/40	126,516
7,021,015	FGLMC	5.500	08/01/40	7,770,500
640,251	FGLMC	4.000	09/01/40	683,773
6,252,144	FGLMC	4.000	11/01/40	6,693,906
3,616,089	FGLMC	4.000	12/01/40	3,871,819
1,067,705	FGLMC	3.500	01/01/41	1,114,829
824,116	FGLMC	3.500	01/01/41	860,856
654,200	FGLMC	4.000	01/01/41	698,817
619,624	FGLMC	3.500	02/01/41	647,338
948,534	FGLMC	4.000	02/01/41	1,013,296
2,636,065	FGLMC	4.000	02/01/41	2,815,820
3,947,878	FGLMC	4.000	04/01/41	4,217,236
765,749	FGLMC	4.500	04/01/41	830,799
187,488	FGLMC	5.000	04/01/41	206,793
759,211	FGLMC	4.500	05/01/41	823,479
889,036	FGLMC	4.500	06/01/41	962,784
2,177,923	FGLMC	3.500	10/01/41	2,274,939
1,833,199	FGLMC	5.000	10/01/41	2,021,115
2,503,543	FGLMC	3.500	11/01/41	2,616,323
1,174,426	FGLMC	4.500	12/01/41	1,279,202
8,859,155	FGLMC	3.500	01/01/42	9,261,241
2,628,058	FGLMC	3.500	02/01/42	2,747,372
3,389,290	FGLMC	3.500	04/01/42	3,543,007
5,813,633	FGLMC	4.000	05/01/42	6,225,578
3,791,269	FGLMC	3.500	07/01/42	3,963,620
1,004,010	FGLMC	3.000	08/01/42	1,019,067
4,012,670	FGLMC	3.000	10/01/42	4,072,850
5,957,384	FGLMC	3.000	10/01/42	6,046,613
1,850,785	FGLMC	3.500	12/01/42	1,934,927
4,864,140	FGLMC	2.500	01/01/43	4,758,322
11,080,429	FGLMC	3.000	01/01/43	11,246,465
16,958,399	FGLMC	3.000	04/01/43	17,205,942
6,341,960	FGLMC	3.500	05/01/43	6,619,080
4,429,107	FGLMC	3.000	08/01/43	4,489,506
6,609,941	FGLMC	3.000	08/01/43	6,700,063
6,561,070	FGLMC	3.500	08/01/43	6,843,986
3,728,071	FGLMC	4.500	10/01/43	4,034,164
5,035,500	FGLMC	4.000	11/01/43	5,366,627
7,880,216	FGLMC	3.500	02/01/44	8,211,811
7,013,769	FGLMC	4.000	02/01/44	7,474,984
3,557,139	FGLMC	4.000	04/01/44	3,791,051
115

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,565,348	FGLMC	4.500%	05/01/44	$4,946,594
8,141,339	FGLMC	4.000	06/01/44	8,676,702
12,197,459	FGLMC	4.000	08/01/44	12,999,545
8,442,306	FGLMC	3.500	09/01/44	8,797,554
10,404,907	FGLMC	3.500	11/01/44	10,842,740
9,360,965	FGLMC	3.500	01/01/45	9,754,869
14,582,168	FGLMC	3.000	02/01/45	14,756,874
19,494,150	FGLMC	3.500	03/01/45	20,314,998
14,303,222	FGLMC	4.000	03/01/45	15,252,929
1,899	Federal National Mortgage Association (FNMA)	5.500	09/01/16	1,909
523	FNMA	6.500	10/01/16	529
7,133	FNMA	6.500	11/01/16	7,260
5,561	FNMA	6.500	04/01/17	5,736
6,013	FNMA	6.000	05/01/17	6,187
25,178	FNMA	5.000	09/01/17	26,160
3,346	FNMA	6.000	11/01/17	3,432
217,708	FNMA	5.000	12/01/17	226,202
4,017	FNMA	5.000	12/01/17	4,174
54,885	FNMA	5.000	12/01/17	57,026
429,075	FNMA	5.000	01/01/18	445,815
413,629	FNMA	4.500	02/01/18	428,669
62,419	FNMA	4.500	04/01/18	64,695
12,130	FNMA	5.000	04/01/18	12,603
104,319	FNMA	5.500	04/01/18	108,634
10,008	FNMA	5.500	04/01/18	10,408
4,305	FNMA	5.500	05/01/18	4,446
183,650	FNMA	4.500	06/01/18	190,398
238,135	FNMA	4.000	08/01/18	249,122
21,137	FNMA	4.000	08/01/18	22,113
57,112	FNMA	4.500	09/01/18	59,230
41,275	FNMA	4.500	10/01/18	42,791
143,144	FNMA	5.000	11/01/18	149,602
2,284	FNMA	5.000	01/01/19	2,374
7,079	FNMA	6.000	01/01/19	7,987
15,601	FNMA	4.500	05/01/19	16,207
34,709	FNMA	4.500	06/01/19	36,036
6,630	FNMA	4.500	06/01/19	6,883
34,043	FNMA	5.000	07/01/19	35,373
199,422	FNMA	5.000	10/01/19	210,767
25,184	FNMA	4.500	11/01/19	26,173
22,937	FNMA	4.500	12/01/19	23,831
23,360	FNMA	5.000	03/01/20	24,275
8,909	FNMA	5.000	04/01/20	9,332
16,857	FNMA	4.500	06/01/20	17,511
12,676	FNMA	4.500	09/01/20	13,177
14,055	FNMA	4.500	10/01/20	14,682
19,081	FNMA	4.500	11/01/20	19,824
40,922	FNMA	5.000	12/01/20	43,302
76,931	FNMA	5.500	01/01/21	79,429
963,358	FNMA	5.500	01/01/21	1,012,535
40,702	FNMA	5.000	03/01/21	42,500
34,773	FNMA	5.500	08/01/21	37,677
116

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$10,021	FNMA	6.000%	08/01/21	$10,882
6,718	FNMA	5.000	10/01/21	7,201
14,958	FNMA	5.000	11/01/21	15,599
6,407	FNMA	5.500	11/01/21	6,749
23,028	FNMA	5.500	10/01/22	25,209
9,718	FNMA	6.000	10/01/22	10,463
6,297	FNMA	5.000	03/01/23	6,812
17,938	FNMA	4.500	04/01/23	18,783
175,870	FNMA	4.500	06/01/23	186,372
13,958	FNMA	5.000	06/01/23	15,023
17,007	FNMA	5.500	06/01/23	18,971
179,072	FNMA	5.000	07/01/23	192,204
32,047	FNMA	5.000	07/01/23	34,394
17,389	FNMA	5.500	08/01/23	18,690
32,079	FNMA	5.000	11/01/23	35,305
10,380	FNMA	5.500	11/01/23	11,163
396,115	FNMA	5.500	01/01/24	429,877
31,347	FNMA	5.500	02/01/24	34,980
154,925	FNMA	4.000	03/01/24	164,529
11,586	FNMA	4.500	04/01/24	12,438
175,439	FNMA	4.000	05/01/24	186,337
620,138	FNMA	4.000	05/01/24	658,419
14,563	FNMA	4.000	06/01/24	15,474
18,256	FNMA	4.500	07/01/24	19,623
16,041	FNMA	5.500	07/01/24	17,897
348	FNMA	8.000	07/01/24	417
94,185	FNMA	4.500	08/01/24	100,916
88,193	FNMA	4.000	09/01/24	93,708
367,450	FNMA	4.000	09/01/24	390,372
40,965	FNMA	4.500	09/01/24	43,891
813,412	FNMA	4.500	10/01/24	873,562
42,490	FNMA	5.000	01/01/25	46,775
75,461	FNMA	4.500	02/01/25	80,850
14,968	FNMA	4.500	03/01/25	16,011
636,835	FNMA	4.500	03/01/25	684,495
173,895	FNMA	5.000	03/01/25	191,398
162,823	FNMA	4.500	04/01/25	171,285
419,263	FNMA	4.500	04/01/25	448,149
1,924,070	FNMA	4.000	05/01/25	2,047,792
621,071	FNMA	4.000	06/01/25	661,242
501,933	FNMA	4.500	06/01/25	536,747
191,501	FNMA	4.000	08/01/25	203,824
78,404	FNMA	5.500	08/01/25	88,376
1,020,563	FNMA	3.500	09/01/25	1,079,974
975,225	FNMA	4.000	09/01/25	1,036,082
1,053,210	FNMA	3.500	10/01/25	1,112,957
1,222,969	FNMA	3.500	10/01/25	1,294,222
371,942	FNMA	5.000	10/01/25	409,419
731,991	FNMA	4.000	11/01/25	779,354
1,122,955	FNMA	3.500	12/01/25	1,188,399
4,851,672	FNMA	3.500	02/01/26	5,134,742
794,872	FNMA	3.500	02/01/26	841,300
117

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$241,123	FNMA	4.000%	03/01/26	$256,759
694,967	FNMA	4.000	06/01/26	740,040
669,878	FNMA	3.500	08/01/26	709,025
507,850	FNMA	3.500	09/01/26	537,540
285,792	FNMA	4.000	09/01/26	304,251
769,041	FNMA	3.500	10/01/26	813,936
16,118	FNMA	6.000	10/01/26	18,188
1,120,947	FNMA	3.000	11/01/26	1,172,774
941,704	FNMA	3.000	12/01/26	985,245
2,547,248	FNMA	3.000	01/01/27	2,665,032
3,875,566	FNMA	4.000	01/01/27	4,142,898
1,874,240	FNMA	3.500	02/01/27	1,984,124
3,070,537	FNMA	3.000	04/01/27	3,212,560
1,868,690	FNMA	3.000	04/01/27	1,955,120
1,193,272	FNMA	3.500	05/01/27	1,263,170
1,115,694	FNMA	2.500	06/01/27	1,148,305
3,255,648	FNMA	3.000	06/01/27	3,406,173
1,345,802	FNMA	2.500	07/01/27	1,385,138
2,707,371	FNMA	2.500	09/01/27	2,786,467
40,499	FNMA	5.500	09/01/27	45,173
4,682,604	FNMA	2.500	10/01/27	4,819,319
3,067,166	FNMA	3.000	11/01/27	3,208,900
5,674	FNMA	5.500	01/01/28	6,330
10,788,046	FNMA	2.500	02/01/28	11,103,677
8,117,832	FNMA	2.500	02/01/28	8,355,216
4,795	FNMA	5.000	02/01/28	5,277
8,930,438	FNMA	2.500	04/01/28	9,191,921
6,083,632	FNMA	2.500	04/01/28	6,261,637
27,605	FNMA	5.500	06/01/28	30,792
2,348,054	FNMA	2.500	07/01/28	2,416,659
4,802,874	FNMA	2.500	08/01/28	4,943,199
6,978,552	FNMA	3.000	10/01/28	7,289,259
4,493	FNMA	5.500	11/01/28	5,012
24	FNMA	7.500	01/01/29	28
8,552,282	FNMA	3.000	03/01/29	8,924,974
40,623	FNMA	4.000	03/01/29	43,703
139,835	FNMA	4.500	04/01/29	151,526
421	FNMA	6.500	04/01/29	481
102,915	FNMA	4.000	05/01/29	110,730
53,485	FNMA	4.500	06/01/29	57,962
18,665	FNMA	4.000	07/01/29	20,083
3,313	FNMA	7.500	07/01/29	3,427
358,733	FNMA	4.500	08/01/29	388,778
65,382	FNMA	4.500	09/01/29	70,854
56,631	FNMA	4.500	11/01/29	62,658
18,168	FNMA	4.500	01/01/30	19,807
4,718,429	FNMA	2.500	02/01/30	4,816,558
48,699	FNMA	4.000	03/01/30	52,050
20,894	FNMA	4.500	05/01/30	22,783
30,319	FNMA	4.500	06/01/30	33,069
9,861,632	FNMA	3.000	07/01/30	10,284,110
265,134	FNMA	4.500	08/01/30	289,045
118

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$55,951	FNMA	4.000%	09/01/30	$60,206
314,992	FNMA	4.000	10/01/30	339,540
3,212,177	FNMA	4.000	11/01/30	3,462,610
499,999	FNMA	4.000	11/01/30	539,128
125,196	FNMA	4.500	12/01/30	136,880
160,594	FNMA	3.500	02/01/31	169,750
185,684	FNMA	4.000	02/01/31	200,178
271	FNMA	7.500	02/01/31	283
1,342	FNMA	7.500	03/01/31	1,670
465,099	FNMA	3.500	04/01/31	491,617
56,542	FNMA	4.000	04/01/31	60,951
5,381	FNMA	6.000	05/01/31	6,140
390	FNMA	7.500	05/01/31	395
1,715,142	FNMA	4.500	07/01/31	1,900,792
299,860	FNMA	4.500	07/01/31	327,737
1,725,050	FNMA	4.000	08/01/31	1,859,698
121,124	FNMA	4.000	09/01/31	130,578
566	FNMA	6.500	09/01/31	647
49,903	FNMA	6.000	11/01/31	57,031
6,281	FNMA	6.500	11/01/31	7,455
3,037,202	FNMA	3.500	01/01/32	3,215,576
13,082	FNMA	6.000	01/01/32	14,783
18,530	FNMA	6.000	01/01/32	21,180
1,251,944	FNMA	3.500	02/01/32	1,325,659
15,886	FNMA	6.000	02/01/32	18,156
50,568	FNMA	6.500	04/01/32	60,059
104,695	FNMA	6.500	07/01/32	121,448
13,275	FNMA	6.500	08/01/32	15,459
1,239,518	FNMA	3.000	09/01/32	1,286,997
137,579	FNMA	6.000	09/01/32	155,351
31,882	FNMA	7.500	09/01/32	37,061
3,639,219	FNMA	3.000	10/01/32	3,778,605
63,598	FNMA	5.500	10/01/32	71,580
42,327	FNMA	6.000	10/01/32	47,840
22,392	FNMA	6.000	11/01/32	25,579
28,480	FNMA	5.500	12/01/32	32,086
2,844	FNMA	5.500	12/01/32	3,189
53,482	FNMA	6.000	12/01/32	61,091
265,909	FNMA	5.500	01/01/33	299,348
485,150	FNMA	6.000	01/01/33	547,746
17,579	FNMA	5.000	02/01/33	19,463
283,442	FNMA	5.000	02/01/33	313,907
2,420,670	FNMA	3.000	04/01/33	2,513,469
3,422,290	FNMA	3.500	04/01/33	3,624,300
12,798	FNMA	6.000	04/01/33	14,614
1,789,824	FNMA	5.500	05/01/33	2,013,468
103,018	FNMA	5.000	06/01/33	114,025
214,594	FNMA	5.500	06/01/33	240,910
26,518	FNMA	4.500	07/01/33	28,876
80,863	FNMA	5.000	07/01/33	89,418
10,187	FNMA	4.500	08/01/33	11,039
196,839	FNMA	4.500	08/01/33	214,266
119

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$47,632		FNMA	5.000%	08/01/33	$52,739
62,181		FNMA	5.500	09/01/33	69,414
281,719		FNMA	5.500	09/01/33	319,092
24,230		FNMA	6.000	09/01/33	27,665
288,682		FNMA	4.500	10/01/33	315,516
40,685		FNMA	5.000	10/01/33	45,046
51,509		FNMA	5.000	10/01/33	57,031
919,397		FNMA	5.500	10/01/33	1,046,745
336,233		FNMA	5.500	10/01/33	382,598
20,137		FNMA	4.500	11/01/33	21,879
3,714,438		FNMA	5.000	11/01/33	4,112,617
52,749		FNMA	5.000	11/01/33	58,386
435,056		FNMA	5.000	12/01/33	481,690
495,149		FNMA	5.500	12/01/33	563,670
4,795,754		FNMA	3.000	01/01/34	4,984,389
163,781		FNMA	5.000	02/01/34	181,334
658,238		FNMA	6.000	02/01/34	752,202
983,392		FNMA	5.000	03/01/34	1,088,879
50,895		FNMA	5.000	03/01/34	56,351
23,299		FNMA	5.000	03/01/34	25,771
41,437		FNMA	5.000	03/01/34	45,884
14,064		FNMA	5.000	03/01/34	15,574
17,459		FNMA	5.000	03/01/34	19,333
141,765		FNMA	5.000	04/01/34	156,804
148,385		FNMA	5.500	04/01/34	167,000
29,090		FNMA	4.500	05/01/34	31,692
88,652		FNMA	4.500	05/01/34	96,519
34,059		FNMA	5.500	07/01/34	38,368
52,878		FNMA	5.500	07/01/34	59,551
49,152		FNMA	7.000	07/01/34	59,692
414,380		FNMA	5.000	08/01/34	458,777
47,189		FNMA	5.000	08/01/34	52,238
225,027		FNMA	6.000	08/01/34	256,618
39,555		FNMA	6.000	08/01/34	45,193
23,651		FNMA	4.500	09/01/34	25,870
843,216		FNMA	5.500	09/01/34	950,031
8,125		FNMA	5.500	11/01/34	9,166
23,146		FNMA	6.000	11/01/34	26,160
12,962		FNMA	5.000	12/01/34	14,350
7,980		FNMA	5.500	12/01/34	8,986
19,217		FNMA	6.000	12/01/34	21,757
1,177,207		FNMA	4.500	01/01/35	1,286,954
72,408		FNMA	5.500	01/01/35	81,616
2,622,077		FNMA	5.500	02/01/35	2,950,837
109,508		FNMA	5.500	02/01/35	123,403
709,304		FNMA	5.500	04/01/35	807,160
94,520		FNMA	6.000	04/01/35	107,720
104,935		FNMA	6.000	04/01/35	119,230
29,900		FNMA	5.500	05/01/35	33,359
150,943		FNMA	6.000	05/01/35	172,518
44,009		FNMA	5.000	06/01/35	48,691
4,506	i	FNMA	2.278	07/01/35	4,772
120

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$120,888		FNMA	5.000%	07/01/35	$134,860
9,915,472		FNMA	3.000	08/01/35	10,225,717
256,400		FNMA	4.500	08/01/35	279,786
351,451		FNMA	5.000	08/01/35	386,945
202,670		FNMA	5.000	08/01/35	223,359
13,521		FNMA	4.500	09/01/35	14,783
11,126		FNMA	4.500	09/01/35	12,105
29,500		FNMA	5.500	09/01/35	33,260
207,789		FNMA	5.000	10/01/35	229,057
420,312		FNMA	5.500	10/01/35	478,775
20,366		FNMA	5.000	11/01/35	22,315
459,400		FNMA	5.500	11/01/35	516,350
5,856		FNMA	4.500	12/01/35	6,372
54,598		FNMA	5.500	12/01/35	60,900
298,978		FNMA	6.000	12/01/35	337,651
138,602	i	FNMA	2.198	02/01/36	147,971
981,656		FNMA	5.000	02/01/36	1,082,077
128,165		FNMA	6.500	02/01/36	151,969
426,759		FNMA	6.000	03/01/36	482,046
9,016		FNMA	5.000	05/01/36	9,931
710,185		FNMA	6.000	06/01/36	807,090
150,894	i	FNMA	2.379	07/01/36	160,697
36,931		FNMA	6.000	07/01/36	42,095
238,319		FNMA	6.500	07/01/36	272,259
537,334		FNMA	5.500	08/01/36	603,367
364,251		FNMA	6.500	08/01/36	426,105
28,470		FNMA	5.500	09/01/36	32,019
51,420		FNMA	6.500	09/01/36	58,966
15,437		FNMA	6.500	09/01/36	17,636
64,437		FNMA	6.000	10/01/36	72,935
29,585		FNMA	6.500	11/01/36	34,169
11,447	i	FNMA	2.350	12/01/36	12,193
176,819		FNMA	6.000	12/01/36	200,063
39,624	i	FNMA	2.451	01/01/37	42,340
74,804		FNMA	5.500	01/01/37	83,870
7,375	i	FNMA	1.922	02/01/37	7,713
554,332		FNMA	5.500	02/01/37	620,813
21,595		FNMA	6.000	02/01/37	24,469
34,193		FNMA	7.000	02/01/37	40,413
13,376	i	FNMA	2.339	03/01/37	14,305
2,971		FNMA	5.000	03/01/37	3,273
85,603		FNMA	6.500	03/01/37	101,830
198,661		FNMA	6.500	03/01/37	226,952
4,271	i	FNMA	5.662	04/01/37	4,390
124,797		FNMA	7.000	04/01/37	153,776
179,650		FNMA	5.000	05/01/37	197,704
3,698		FNMA	7.000	05/01/37	3,917
43,591	i	FNMA	2.499	06/01/37	46,436
49,657		FNMA	5.500	06/01/37	55,388
49,811		FNMA	5.500	08/01/37	56,067
19,468		FNMA	6.000	08/01/37	22,033
86,408		FNMA	6.500	08/01/37	98,713
121

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$27,105		FNMA	6.500%	08/01/37	$30,965
36,810		FNMA	5.500	09/01/37	41,062
99,276		FNMA	6.000	09/01/37	114,182
262,190		FNMA	6.000	09/01/37	298,641
346,344		FNMA	6.000	09/01/37	398,579
77,598		FNMA	6.000	09/01/37	87,747
119,975		FNMA	6.000	09/01/37	137,633
93,895		FNMA	6.500	09/01/37	108,127
15,975		FNMA	6.500	09/01/37	19,227
403,464	i	FNMA	2.436	10/01/37	429,902
37,486		FNMA	6.500	10/01/37	42,825
382,065		FNMA	5.500	11/01/37	426,921
710,565		FNMA	6.000	11/01/37	804,101
37,093		FNMA	7.000	11/01/37	40,671
2,686		FNMA	6.500	01/01/38	3,069
212,398		FNMA	5.500	02/01/38	237,202
29,870		FNMA	6.500	02/01/38	34,124
40,114		FNMA	7.000	02/01/38	45,413
66,217	i	FNMA	2.395	03/01/38	70,553
12,480		FNMA	5.000	03/01/38	13,734
20,669		FNMA	5.000	03/01/38	22,746
40,686		FNMA	5.500	03/01/38	45,381
12,289		FNMA	6.000	03/01/38	14,050
394,273		FNMA	6.500	03/01/38	471,766
21,393		FNMA	6.500	03/01/38	24,439
85,650		FNMA	6.500	03/01/38	97,848
28,985		FNMA	5.000	04/01/38	31,898
710,211		FNMA	5.500	04/01/38	792,555
528,449		FNMA	6.000	04/01/38	597,464
41,810		FNMA	4.500	05/01/38	45,408
1,942,981		FNMA	5.000	05/01/38	2,141,487
678,551		FNMA	5.000	05/01/38	746,743
1,762,284		FNMA	6.000	06/01/38	1,991,215
2,474,429		FNMA	6.500	06/01/38	2,920,982
505,070		FNMA	6.000	07/01/38	571,694
8,031	i	FNMA	2.352	08/01/38	8,460
4,564	i	FNMA	2.625	08/01/38	4,841
1,680,557		FNMA	6.000	09/01/38	1,902,867
59,686	i	FNMA	1.893	10/01/38	62,228
7,246		FNMA	6.000	10/01/38	8,183
42,459		FNMA	5.500	11/01/38	47,359
8,058		FNMA	5.000	12/01/38	8,868
1,466,811		FNMA	5.500	12/01/38	1,645,151
234,870		FNMA	4.500	01/01/39	254,507
269,569		FNMA	5.000	01/01/39	296,660
5,660,999		FNMA	5.000	01/01/39	6,229,909
176,811		FNMA	5.500	01/01/39	197,218
880,535		FNMA	5.500	01/01/39	984,368
85,823		FNMA	6.000	01/01/39	96,831
50,947		FNMA	6.000	01/01/39	57,568
375,667		FNMA	4.500	02/01/39	408,058
445,049		FNMA	4.500	02/01/39	483,657
122

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$944,975		FNMA	4.500%	02/01/39	$1,026,116
15,483		FNMA	5.500	02/01/39	17,270
894,408		FNMA	4.000	04/01/39	954,847
23,806		FNMA	5.500	04/01/39	26,833
316,590		FNMA	4.500	05/01/39	344,023
1,434,150		FNMA	4.500	05/01/39	1,572,575
331,252		FNMA	4.500	06/01/39	359,975
835,221		FNMA	4.500	06/01/39	907,634
667,917		FNMA	5.500	06/01/39	747,023
16,684	i	FNMA	2.585	07/01/39	17,773
166,836		FNMA	4.500	07/01/39	181,408
229,811		FNMA	4.500	07/01/39	249,735
25,961		FNMA	5.000	07/01/39	28,742
181,736	i	FNMA	2.400	08/01/39	192,658
32,251	i	FNMA	2.440	08/01/39	34,200
463,747		FNMA	4.000	08/01/39	495,085
3,176,470		FNMA	4.000	08/01/39	3,391,120
709,555		FNMA	4.500	08/01/39	770,937
39,549		FNMA	4.500	08/01/39	43,627
1,910,646		FNMA	4.500	08/01/39	2,096,313
33,369		FNMA	5.000	08/01/39	36,775
3,104,274		FNMA	5.000	08/01/39	3,419,216
1,089,547		FNMA	4.000	09/01/39	1,163,173
62,693		FNMA	5.000	09/01/39	69,128
470,244		FNMA	5.500	09/01/39	533,477
281,932		FNMA	6.000	09/01/39	319,137
1,192,196		FNMA	6.500	10/01/39	1,392,705
52,699		FNMA	5.000	11/01/39	58,902
1,506,042		FNMA	4.000	12/01/39	1,608,405
5,094,707		FNMA	4.500	12/01/39	5,539,258
121,679		FNMA	4.500	12/01/39	132,416
344,527		FNMA	4.500	12/01/39	374,411
40,989	i	FNMA	3.660	01/01/40	43,335
89,485		FNMA	4.500	01/01/40	97,286
106,044		FNMA	5.000	01/01/40	117,078
689,503		FNMA	6.000	02/01/40	780,075
920,975		FNMA	4.500	03/01/40	1,001,631
451,231		FNMA	4.500	03/01/40	490,762
47,172		FNMA	5.000	03/01/40	52,225
43,523		FNMA	4.500	04/01/40	47,339
1,640,667		FNMA	5.000	04/01/40	1,810,533
1,371,670		FNMA	5.000	04/01/40	1,518,311
332,559	i	FNMA	2.395	05/01/40	353,912
233,652	i	FNMA	2.428	05/01/40	249,313
142,046	i	FNMA	2.522	05/01/40	151,082
48,589		FNMA	4.500	05/01/40	52,683
128,350		FNMA	4.500	07/01/40	139,492
107,560		FNMA	4.500	07/01/40	116,911
149,591		FNMA	5.000	07/01/40	165,471
71,104	i	FNMA	2.555	08/01/40	75,555
1,315,989		FNMA	4.500	08/01/40	1,430,387
964,088		FNMA	4.500	08/01/40	1,047,929
123

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,023,891		FNMA	5.000%	08/01/40	$1,129,498
2,090,789		FNMA	4.500	09/01/40	2,272,830
807,633		FNMA	4.500	09/01/40	878,448
2,009,300		FNMA	6.000	09/01/40	2,276,193
333,002		FNMA	3.500	10/01/40	348,307
1,477,113		FNMA	4.000	10/01/40	1,578,514
3,554,063		FNMA	4.000	10/01/40	3,800,826
2,203,031		FNMA	4.500	10/01/40	2,395,921
2,417,982		FNMA	3.500	11/01/40	2,529,444
1,662,075		FNMA	4.000	11/01/40	1,776,630
2,859,513		FNMA	4.000	11/01/40	3,056,716
2,573,994		FNMA	4.000	11/01/40	2,753,373
294,892		FNMA	4.500	11/01/40	320,750
274,677	i	FNMA	3.218	12/01/40	290,788
856,293		FNMA	4.000	12/01/40	916,138
7,040,764		FNMA	4.500	12/01/40	7,656,718
88,688		FNMA	3.500	01/01/41	92,775
156,383	i	FNMA	2.682	02/01/41	165,033
503,331		FNMA	3.500	02/01/41	526,550
2,421,096		FNMA	4.000	02/01/41	2,589,688
2,294,083		FNMA	4.000	03/01/41	2,452,275
1,793,765		FNMA	4.500	04/01/41	1,949,237
420,888		FNMA	4.500	05/01/41	457,260
2,409,758		FNMA	4.500	05/01/41	2,621,414
1,432,588		FNMA	4.500	06/01/41	1,557,029
451,676	i	FNMA	3.267	07/01/41	480,429
1,681,632		FNMA	4.500	07/01/41	1,829,365
4,452,408		FNMA	4.000	09/01/41	4,762,211
2,429,497		FNMA	4.500	09/01/41	2,640,088
886,422		FNMA	5.500	09/01/41	992,496
712,750	i	FNMA	2.961	10/01/41	760,641
161,844	i	FNMA	3.004	10/01/41	170,847
1,419,872		FNMA	3.500	11/01/41	1,485,334
1,247,724		FNMA	3.500	11/01/41	1,305,791
1,451,317	i	FNMA	2.829	12/01/41	1,518,257
7,540,551		FNMA	3.500	12/01/41	7,888,720
1,633,361		FNMA	4.000	12/01/41	1,747,626
3,719,543		FNMA	3.500	03/01/42	3,890,919
2,697,912		FNMA	4.000	03/01/42	2,887,315
6,986,946		FNMA	3.500	04/01/42	7,309,430
2,368,931		FNMA	3.500	04/01/42	2,491,401
3,368,215		FNMA	4.500	04/01/42	3,662,646
2,834,474		FNMA	5.000	04/01/42	3,192,718
2,424,918		FNMA	4.000	05/01/42	2,593,682
3,117,499		FNMA	5.000	05/01/42	3,442,083
2,073,680		FNMA	3.000	06/01/42	2,111,452
10,587,324		FNMA	3.500	06/01/42	11,073,970
9,649,879		FNMA	4.000	06/01/42	10,328,193
5,430,885		FNMA	4.000	06/01/42	5,810,364
16,541,757		FNMA	3.500	07/01/42	17,302,238
3,191,240		FNMA	4.500	07/01/42	3,471,803
3,588,348		FNMA	3.500	08/01/42	3,753,968
124

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,802,594		FNMA	3.000%	09/01/42	$4,888,274
6,701,153		FNMA	3.500	09/01/42	7,009,653
9,929,009		FNMA	3.000	10/01/42	10,105,087
3,527,250		FNMA	3.500	10/01/42	3,689,655
3,458,286		FNMA	2.500	01/01/43	3,391,750
12,200,248		FNMA	3.000	01/01/43	12,412,899
16,609,752		FNMA	3.000	02/01/43	16,897,535
12,455,147		FNMA	3.000	04/01/43	12,668,299
4,262,562		FNMA	3.000	04/01/43	4,335,416
2,954,756	i	FNMA	2.155	06/01/43	3,023,780
13,306,890		FNMA	3.000	06/01/43	13,532,476
3,629,519	i	FNMA	1.729	07/01/43	3,721,861
10,316,174		FNMA	3.000	07/01/43	10,491,672
10,296,712		FNMA	3.500	07/01/43	10,767,267
8,755,577		FNMA	3.000	08/01/43	8,904,202
4,518,882		FNMA	4.000	08/01/43	4,864,731
7,065,680		FNMA	3.000	09/01/43	7,185,077
10,346,991		FNMA	3.500	09/01/43	10,818,207
6,587,569		FNMA	3.500	10/01/43	6,889,692
1,257,298		FNMA	4.500	10/01/43	1,362,966
3,643,946		FNMA	4.000	11/01/43	3,890,186
7,945,466		FNMA	4.000	11/01/43	8,482,622
2,446,815		FNMA	4.500	12/01/43	2,655,885
7,350,295		FNMA	4.500	12/01/43	7,978,022
7,682,216		FNMA	4.000	01/01/44	8,201,341
7,013,819		FNMA	4.000	05/01/44	7,487,777
7,574,477		FNMA	4.000	07/01/44	8,086,322
8,099,031		FNMA	4.000	07/01/44	8,646,322
4,176,713		FNMA	3.500	09/01/44	4,362,548
7,772,354		FNMA	4.000	09/01/44	8,297,570
14,025,645		FNMA	3.500	10/01/44	14,649,689
9,114,228		FNMA	4.000	12/01/44	9,733,094
9,189,379		FNMA	3.000	01/01/45	9,339,257
23,330,069		FNMA	3.500	02/01/45	24,368,095
19,668,135		FNMA	3.500	05/01/45	20,543,231
14,880,604		FNMA	3.500	07/01/45	15,558,719
4,994		Government National Mortgage Association (GNMA)	5.000	02/15/18	5,234
21,372		GNMA	4.500	02/15/19	22,105
9,617		GNMA	4.500	01/20/24	10,296
58,395		GNMA	4.000	04/15/24	62,232
10,614		GNMA	4.500	07/15/24	11,447
199,611		GNMA	4.000	08/15/24	212,777
52,944		GNMA	4.500	08/15/24	55,979
161,664		GNMA	4.000	09/15/24	172,295
28,972		GNMA	4.500	01/15/25	31,229
230,539		GNMA	4.000	08/15/25	244,226
129,247		GNMA	3.500	03/15/26	137,262
161,608		GNMA	4.000	04/15/26	170,783
132,277		GNMA	4.000	06/20/26	140,974
201,904		GNMA	3.500	11/20/26	213,719
1,034,160		GNMA	3.000	12/15/26	1,087,651
3,043,517		GNMA	2.500	04/20/27	3,129,058
125

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,894,422	GNMA	2.500%	09/20/27	$1,947,663
3,168	GNMA	6.500	09/15/28	3,633
701	GNMA	6.500	09/15/28	804
4,115	GNMA	6.500	11/15/28	4,718
1,211	GNMA	7.500	11/15/28	1,381
3,175,703	GNMA	3.500	11/20/28	3,364,862
8,643	GNMA	8.500	10/15/30	9,273
4,896	GNMA	8.500	10/20/30	6,007
553	GNMA	8.500	12/15/30	707
797	GNMA	7.000	06/20/31	981
976	GNMA	6.500	07/15/31	1,120
2,023	GNMA	7.000	07/15/31	2,283
2,031	GNMA	7.000	07/15/31	2,112
300,972	GNMA	6.000	10/15/32	348,302
43,584	GNMA	5.500	12/20/32	49,222
101,079	GNMA	5.500	05/15/33	114,912
17,258	GNMA	5.000	07/15/33	19,256
58,617	GNMA	5.500	07/15/33	66,979
14,571	GNMA	5.000	07/20/33	16,160
30,953	GNMA	5.000	08/15/33	34,075
76,031	GNMA	5.000	08/15/33	84,988
221,721	GNMA	5.500	09/15/33	254,356
180,464	GNMA	6.000	11/20/33	202,642
81,477	GNMA	5.500	05/20/34	92,026
111,518	GNMA	6.000	09/20/34	127,581
10,549	GNMA	5.000	10/20/34	11,684
252,087	GNMA	5.500	11/15/34	288,565
111,104	GNMA	6.500	01/15/35	129,313
61,090	GNMA	5.500	02/20/35	68,895
1,202,653	GNMA	5.000	03/20/35	1,332,027
397,716	GNMA	5.000	04/15/35	445,052
387,236	GNMA	5.500	05/20/35	436,763
15,089	GNMA	5.000	09/20/35	16,713
9,185	GNMA	5.000	11/15/35	10,178
11,166	GNMA	5.000	11/15/35	12,416
114,977	GNMA	5.500	02/20/36	129,276
13,183	GNMA	5.500	03/15/36	14,899
37,184	GNMA	5.500	05/20/36	41,935
9,183	GNMA	6.500	06/15/36	11,282
375,103	GNMA	5.500	06/20/36	421,757
19,499	GNMA	5.000	09/15/36	21,848
18,142	GNMA	6.000	09/15/36	20,968
34,731	GNMA	6.000	10/20/36	39,355
21,766	GNMA	5.000	12/15/36	24,353
41,020	GNMA	5.500	01/15/37	45,918
19,411	GNMA	6.000	01/20/37	22,012
531,200	GNMA	5.500	02/15/37	600,711
66,477	GNMA	6.000	02/20/37	75,343
482,329	GNMA	6.000	04/15/37	553,428
11,982	GNMA	6.500	04/15/37	13,739
237,530	GNMA	6.000	04/20/37	266,942
22,233	GNMA	6.000	06/15/37	25,182
126

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$39,504		GNMA	6.000%	08/20/37	$44,852
31,175		GNMA	6.500	08/20/37	35,694
152,578		GNMA	6.500	11/20/37	176,084
89,155		GNMA	6.000	12/15/37	101,064
10,211		GNMA	5.000	02/20/38	11,075
238,917		GNMA	5.000	04/15/38	264,752
10,067		GNMA	5.500	05/20/38	11,248
44,496		GNMA	5.500	06/15/38	50,476
110,674		GNMA	6.000	06/20/38	124,275
158,484		GNMA	5.500	07/15/38	177,793
853,019		GNMA	5.000	07/20/38	930,568
833,188		GNMA	5.500	07/20/38	927,849
22,615		GNMA	5.500	08/15/38	25,371
110,156		GNMA	6.000	08/15/38	124,862
362,310		GNMA	6.000	08/15/38	410,690
84,856		GNMA	6.000	08/20/38	95,285
330,678		GNMA	6.000	09/20/38	371,317
68,293		GNMA	5.000	10/15/38	75,174
26,165		GNMA	5.500	10/15/38	30,037
15,378		GNMA	6.500	10/20/38	17,647
22,840		GNMA	6.500	10/20/38	24,731
5,416		GNMA	5.500	11/15/38	6,076
61,933		GNMA	6.500	11/20/38	72,750
421,530		GNMA	6.000	12/15/38	477,808
5,153		GNMA	6.500	12/15/38	6,062
58,382		GNMA	5.000	01/15/39	64,696
1,612,084		GNMA	4.500	01/20/39	1,742,044
160,918		GNMA	6.500	01/20/39	189,530
59,711		GNMA	5.000	02/15/39	66,168
21,346		GNMA	6.000	02/15/39	24,195
80,302		GNMA	4.500	03/15/39	87,061
545,875		GNMA	4.500	03/15/39	592,038
50,298	i	GNMA	3.000	03/20/39	51,746
19,918		GNMA	4.500	03/20/39	21,454
299,492		GNMA	5.500	03/20/39	338,219
31,113		GNMA	4.500	04/15/39	33,823
549,557		GNMA	5.500	04/15/39	614,913
11,925		GNMA	5.000	04/20/39	13,258
63,875		GNMA	4.000	05/15/39	68,149
942,600		GNMA	4.500	05/15/39	1,025,385
511,155		GNMA	5.000	05/15/39	566,438
64,851		GNMA	4.000	05/20/39	69,409
173,328		GNMA	4.500	05/20/39	187,009
3,481,839		GNMA	5.000	05/20/39	3,871,018
26,456		GNMA	4.500	06/15/39	28,799
2,573,487		GNMA	4.500	06/15/39	2,799,512
26,568		GNMA	5.000	06/15/39	29,500
2,143,485		GNMA	5.000	06/15/39	2,379,441
60,355		GNMA	5.000	06/15/39	66,716
2,328,308		GNMA	5.000	06/15/39	2,616,601
30,526		GNMA	5.000	06/15/39	33,900
40,383		GNMA	4.000	06/20/39	43,350
127

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$24,042		GNMA	5.000%	06/20/39	$26,729
3,157,355		GNMA	4.000	07/15/39	3,368,547
3,208,262		GNMA	4.500	07/15/39	3,525,956
85,527		GNMA	4.500	07/15/39	92,976
43,377		GNMA	4.500	07/15/39	47,060
32,875		GNMA	5.000	07/15/39	36,507
397,084		GNMA	4.500	07/20/39	431,709
353,132		GNMA	5.000	07/20/39	392,602
32,187		GNMA	5.500	07/20/39	36,301
151,300		GNMA	4.000	08/15/39	161,407
509,391		GNMA	5.000	08/15/39	562,412
37,345		GNMA	5.500	08/15/39	41,896
114,521		GNMA	6.000	08/15/39	128,920
108,723		GNMA	4.000	08/20/39	116,737
95,425		GNMA	5.000	08/20/39	105,891
60,592		GNMA	5.000	09/15/39	67,295
130,802		GNMA	5.000	09/20/39	145,797
34,242		GNMA	4.500	10/15/39	37,124
18,438		GNMA	5.000	10/15/39	20,481
38,858		GNMA	4.500	10/20/39	42,247
72,358		GNMA	4.500	11/15/39	79,558
57,252		GNMA	4.500	11/20/39	62,244
68,565		GNMA	5.000	11/20/39	76,193
2,037,142		GNMA	4.500	12/15/39	2,211,959
101,475		GNMA	4.500	12/15/39	110,485
57,315		GNMA	4.500	12/20/39	62,313
2,117,416		GNMA	5.000	12/20/39	2,354,101
1,896,394		GNMA	4.500	01/20/40	2,061,767
27,325		GNMA	5.500	01/20/40	30,726
1,088,666		GNMA	5.500	02/15/40	1,221,329
124,700		GNMA	4.000	03/15/40	133,038
29,899		GNMA	5.000	03/15/40	33,018
19,930		GNMA	4.500	04/15/40	21,699
420,463		GNMA	5.000	04/15/40	464,501
79,853		GNMA	4.500	04/20/40	86,813
12,921		GNMA	4.500	05/15/40	14,008
339,545		GNMA	5.000	05/15/40	376,788
734,720	i	GNMA	2.000	05/20/40	765,241
17,610		GNMA	4.500	05/20/40	19,146
6,199,825		GNMA	4.500	06/15/40	6,739,852
27,165		GNMA	4.500	06/15/40	29,497
32,728		GNMA	4.500	06/15/40	35,565
377,367		GNMA	5.000	06/20/40	419,552
812,125		GNMA	4.500	07/15/40	882,114
253,307		GNMA	4.500	07/15/40	275,170
2,811,933		GNMA	4.500	07/20/40	3,057,163
84,732		GNMA	5.000	07/20/40	94,204
554,702		GNMA	4.000	08/15/40	591,722
2,254,444		GNMA	4.000	08/15/40	2,410,713
216,276		GNMA	4.500	08/15/40	238,267
217,761		GNMA	4.500	08/20/40	236,752
171,881		GNMA	4.500	09/20/40	186,871
128

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$46,275		GNMA	5.500%	09/20/40	$52,136
66,024		GNMA	6.500	09/20/40	77,112
65,309		GNMA	4.000	10/15/40	70,422
142,252		GNMA	6.000	10/20/40	159,734
766,522		GNMA	4.000	11/15/40	820,365
2,234,194		GNMA	4.000	11/20/40	2,400,763
557,119		GNMA	3.500	12/15/40	583,687
759,196		GNMA	5.500	12/20/40	855,367
2,384,348		GNMA	4.000	01/15/41	2,549,126
5,731,482		GNMA	4.000	01/20/41	6,158,789
529,802		GNMA	4.000	02/15/41	565,161
1,649,982		GNMA	4.500	02/20/41	1,793,884
926,025		GNMA	4.500	03/15/41	1,006,688
2,103,290		GNMA	4.500	04/20/41	2,286,732
406,741		GNMA	5.000	04/20/41	452,213
216,914	i	GNMA	4.000	06/20/41	226,599
480,290		GNMA	4.000	07/15/41	512,344
806,558		GNMA	4.000	07/20/41	863,487
2,584,098		GNMA	4.500	07/20/41	2,809,481
2,304,018		GNMA	5.000	07/20/41	2,561,582
649,217		GNMA	4.500	08/15/41	703,862
1,006,329		GNMA	5.000	08/20/41	1,118,834
1,168,231		GNMA	4.000	09/15/41	1,248,971
120,040	i	GNMA	3.000	09/20/41	125,378
3,574,348		GNMA	4.000	09/20/41	3,835,938
250,437		GNMA	4.000	10/15/41	267,794
251,188	i	GNMA	1.625	10/20/41	260,504
163,028	i	GNMA	3.500	10/20/41	168,440
4,440,993		GNMA	4.000	10/20/41	4,766,004
519,661		GNMA	5.500	10/20/41	585,476
1,357,326		GNMA	3.500	11/15/41	1,426,670
2,922,024		GNMA	4.000	11/15/41	3,121,631
5,653,731		GNMA	4.500	11/20/41	6,159,054
2,161,302		GNMA	5.000	11/20/41	2,400,048
704,571		GNMA	6.000	11/20/41	800,366
2,843,602		GNMA	3.500	01/20/42	2,989,422
909,851	i	GNMA	3.000	02/20/42	943,311
1,412,308		GNMA	3.500	03/20/42	1,484,732
2,304,402		GNMA	4.500	03/20/42	2,510,448
2,613,983		GNMA	3.500	04/15/42	2,747,536
13,500,042		GNMA	3.500	05/20/42	14,192,348
3,695,589		GNMA	3.500	05/20/42	3,895,368
3,240,921		GNMA	4.000	05/20/42	3,473,986
6,850,033		GNMA	3.500	07/15/42	7,199,704
855,669	i	GNMA	2.000	07/20/42	879,899
3,132,516		GNMA	3.500	07/20/42	3,293,159
3,588,327		GNMA	3.000	08/20/42	3,683,602
12,920,596		GNMA	3.500	08/20/42	13,583,202
3,839,852		GNMA	3.500	08/20/42	4,047,462
2,746,815		GNMA	6.000	08/20/42	3,115,668
4,914,158		GNMA	3.500	10/20/42	5,166,173
5,161,162		GNMA	3.000	11/20/42	5,298,194
129

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,029,998	GNMA	3.000%	12/20/42	$4,125,896
5,969,141	GNMA	3.000	12/20/42	6,127,625
3,669,881	GNMA	3.000	01/15/43	3,764,857
6,232,035	GNMA	3.000	01/15/43	6,393,961
4,530,278	GNMA	3.000	01/20/43	4,650,560
7,627,719	GNMA	3.000	02/20/43	7,830,241
4,190,170	GNMA	3.000	02/20/43	4,300,903
1,531,763	GNMA	3.000	04/15/43	1,571,406
1,796,823	GNMA	5.000	04/20/43	2,000,657
3,131,106	GNMA	3.000	05/20/43	3,214,244
4,849,641	GNMA	3.000	06/20/43	4,978,408
8,559,485	GNMA	3.500	06/20/43	9,023,827
10,299,421	GNMA	3.000	07/20/43	10,572,895
7,606,679	GNMA	3.500	09/20/43	7,991,545
3,429,782	GNMA	4.000	09/20/43	3,664,990
3,045,829	GNMA	4.000	10/20/43	3,254,709
1,458,851	GNMA	3.500	11/20/43	1,532,440
3,723,370	GNMA	4.000	11/20/43	3,978,716
3,043,175	GNMA	4.500	12/20/43	3,275,397
3,172,978	GNMA	4.500	01/20/44	3,415,063
3,778,947	GNMA	3.500	02/20/44	3,968,602
6,142,666	GNMA	4.000	02/20/44	6,561,113
6,268,112	GNMA	4.000	05/20/44	6,693,190
6,475,315	GNMA	4.000	06/20/44	6,913,458
16,757,122	GNMA	3.500	07/20/44	17,611,513
11,079,789	GNMA	4.000	10/20/44	11,811,193
5,580,808	GNMA	4.500	10/20/44	6,006,601
12,509,522	GNMA	3.500	11/20/44	13,130,780
3,888,441	GNMA	4.000	11/20/44	4,142,797
10,059,091	GNMA	3.000	12/20/44	10,285,213
9,170,511	GNMA	3.500	02/20/45	9,625,944
14,708,594	GNMA	3.000	04/20/45	15,039,234
14,872,237	GNMA	3.000	06/20/45	15,206,556
14,924,640	GNMA	3.000	07/20/45	15,260,137
24,944,115	GNMA	4.000	08/20/45	26,626,685
	TOTAL MORTGAGE BACKED			1,689,150,202

MUNICIPAL BONDS - 1.0%
300,000	American Municipal Power	7.834	02/15/41	412,119
500,000	American Municipal Power	6.270	02/15/50	596,030
500,000	Bay Area Toll Authority	6.263	04/01/49	665,995
720,000	Central Puget Sound Regional Transit Authority	5.491	11/01/39	903,226
250,000	City of Chicago IL	7.375	01/01/33	255,757
300,000	City of Chicago IL	5.432	01/01/42	251,658
750,000	City Public Service Board of San Antonio TX	5.808	02/01/41	943,200
150,000	Colorado Bridge Enterprise	6.078	12/01/40	192,966
200,000	Commonwealth of Massachusetts	4.200	12/01/21	219,006
500,000	Commonwealth of Massachusetts	5.731	06/01/40	632,860
195,000	Commonwealth of Pennsylvania	5.850	07/15/30	220,921
200,000	County of Clark NV	6.820	07/01/45	273,868
350,000	Denver City & County School District No	4.242	12/15/37	349,643
200,000	District of Columbia	5.591	12/01/34	246,130
130

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	East Baton Rouge Sewerage Commission	6.087%	02/01/45	$111,621
200,000	Energy Northwest	2.814	07/01/24	200,648
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	510,175
46,288	Kentucky Asset Liability Commission	3.165	04/01/18	47,174
30,000	Los Angeles Unified School District	5.750	07/01/34	35,989
100,000	Massachusetts School Building Authority	5.715	08/15/39	123,388
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	126,898
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,204,422
650,000	Metropolitan Transportation Authority	7.336	11/15/39	939,256
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	588,550
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	293,037
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	587,205
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,070,612
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	465,878
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,346,090
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	836,272
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	375,055
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	735,070
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,236,983
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	605,060
600,000	New York State Dormitory Authority	5.289	03/15/33	697,422
130,000	New York State Dormitory Authority	5.628	03/15/39	155,587
545,000	New York State Dormitory Authority	5.600	03/15/40	667,549
400,000	New York State Urban Development Corp	5.838	03/15/40	494,340
100,000	Ohio State University	4.910	06/01/40	113,397
675,000	Ohio State Water Development Authority	4.879	12/01/34	757,519
750,000	Oregon School Boards Association	4.759	06/30/28	833,182
250,000	Oregon School Boards Association	5.680	06/30/28	302,465
100,000	Oregon State Department of Transportation	5.834	11/15/34	127,747
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	246,404
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	595,245
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	309,270
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,074,570
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	117,274
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	973,440
200,000	State of California	1.050	02/01/16	200,416
300,000	State of California	5.750	03/01/17	321,015
600,000	State of California	6.200	10/01/19	703,194
645,000	State of California	5.700	11/01/21	753,902
250,000	State of California	7.500	04/01/34	350,272
285,000	State of California	7.550	04/01/39	410,514
3,400,000	State of California	7.300	10/01/39	4,710,734
2,740,000	State of California	7.625	03/01/40	3,931,571
300,000	State of Connecticut	5.090	10/01/30	332,526
620,000	State of Connecticut	5.850	03/15/32	736,492
1,045,000	State of Illinois	4.961	03/01/16	1,061,302
4,450,000	State of Illinois	5.100	06/01/33	4,168,760
1,295,000	State of Illinois	6.725	04/01/35	1,341,063
500,000	State of Illinois	5.650	12/01/38	473,365
500,000	State of Kansas Department of Transportation	4.596	09/01/35	556,030
300,000	State of Oregon	5.762	06/01/23	350,919
131

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	State of Texas	4.631%	04/01/33	$669,324
50,000	State of Texas	5.517	04/01/39	63,247
1,000,000	State of Texas	4.681	04/01/40	1,134,880
575,000	State of Texas Transportation Commission	5.028	04/01/26	677,776
500,000	State of Utah	3.539	07/01/25	537,065
200,000	State of Washington	5.090	08/01/33	230,040
604,000	State Public School Building Authority	5.000	09/15/27	656,041
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,174,138
300,000	Tennessee Valley Authority	1.750	10/15/18	305,879
750,000	Tennessee Valley Authority	3.875	02/15/21	831,647
750,000	Tennessee Valley Authority	2.875	09/15/24	766,138
500,000	Tennessee Valley Authority	5.880	04/01/36	657,356
500,000	Tennessee Valley Authority	5.500	06/15/38	643,604
300,000	Tennessee Valley Authority	3.500	12/15/42	286,592
1,750,000	Tennessee Valley Authority	4.625	09/15/60	1,920,034
300,000	Tennessee Valley Authority	4.250	09/15/65	301,726
100,000	University of Pennsylvania	4.674	09/01/12	96,396
500,000	University of California	1.796	07/01/19	502,325
200,000	University of California	5.770	05/15/43	244,406
200,000	University of California	3.931	05/15/45	192,138
200,000	University of California	4.131	05/15/45	197,108
860,000	University of California	4.858	05/15/12	816,527
200,000	University of California	4.767	05/15/15	188,066
200,000	University of Southern California	5.250	10/01/11	234,077
700,000	University of Texas	4.794	08/15/46	803,516
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	174,141
	TOTAL MUNICIPAL BONDS			60,774,435

U.S. TREASURY SECURITIES - 35.7%
9,000,000	United States Treasury Bond	5.250	11/15/28	12,050,856
26,060,000	United States Treasury Bond	5.250	02/15/29	35,003,193
16,250,000	United States Treasury Bond	4.500	02/15/36	21,313,321
4,644,000	United States Treasury Bond	4.375	02/15/38	5,974,552
36,983,000	United States Treasury Bond	3.500	02/15/39	41,733,023
850,000	United States Treasury Bond	4.375	11/15/39	1,091,033
12,585,000	United States Treasury Bond	3.875	08/15/40	14,998,765
11,185,000	United States Treasury Bond	4.250	11/15/40	14,109,699
26,350,000	United States Treasury Bond	4.375	05/15/41	33,982,567
10,000,000	United States Treasury Bond	3.750	08/15/41	11,742,970
2,300,000	United States Treasury Bond	3.125	11/15/41	2,427,098
4,550,000	United States Treasury Bond	3.125	02/15/42	4,791,009
10,000,000	United States Treasury Bond	3.000	05/15/42	10,264,320
10,000,000	United States Treasury Bond	2.750	08/15/42	9,758,330
4,000,000	United States Treasury Bond	2.750	11/15/42	3,897,396
10,250,000	United States Treasury Bond	2.875	05/15/43	10,221,976
6,500,000	United States Treasury Bond	3.625	08/15/43	7,484,815
2,000,000	United States Treasury Bond	3.750	11/15/43	2,355,468
7,615,000	United States Treasury Bond	3.625	02/15/44	8,760,623
2,500,000	United States Treasury Bond	3.375	05/15/44	2,745,248
14,000,000	United States Treasury Bond	3.125	08/15/44	14,659,890
16,750,000	United States Treasury Bond	3.000	11/15/44	17,116,842
8,000,000	United States Treasury Bond	2.500	02/15/45	7,370,416
132

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$22,000,000	United States Treasury Bond	3.000%	05/15/45	$22,530,530
12,000,000	United States Treasury Bond	2.875	08/15/45	12,001,248
62,000,000	United States Treasury Note	0.500	06/15/16	62,106,578
10,000,000	United States Treasury Note	0.500	08/31/16	10,010,160
14,000,000	United States Treasury Note	1.000	08/31/16	14,077,840
14,200,000	United States Treasury Note	1.000	09/30/16	14,285,058
10,000,000	United States Treasury Note	0.375	10/31/16	9,997,140
27,000,000	United States Treasury Note	0.625	11/15/16	27,060,480
173,000	United States Treasury Note	4.625	11/15/16	181,121
278,400	United States Treasury Note	7.500	11/15/16	300,426
8,000,000	United States Treasury Note	0.500	11/30/16	8,005,520
15,250,000	United States Treasury Note	0.875	11/30/16	15,326,845
8,000,000	United States Treasury Note	0.625	12/15/16	8,016,872
4,000,000	United States Treasury Note	0.875	12/31/16	4,020,156
50,300,000	United States Treasury Note	0.875	01/31/17	50,557,385
16,250,000	United States Treasury Note	0.875	02/28/17	16,335,264
16,000,000	United States Treasury Note	0.625	09/30/17	15,992,496
4,000,000	United States Treasury Note	0.875	10/15/17	4,016,460
61,750,000	United States Treasury Note	0.750	10/31/17	61,846,454
8,414,000	United States Treasury Note	4.250	11/15/17	9,042,644
20,500,000	United States Treasury Note	0.625	11/30/17	20,462,629
31,000,000	United States Treasury Note	0.750	12/31/17	31,016,151
8,044,000	United States Treasury Note	2.750	12/31/17	8,404,307
21,000,000	United States Treasury Note	0.875	01/31/18	21,056,322
8,127,000	United States Treasury Note	2.625	01/31/18	8,473,877
31,000,000	United States Treasury Note	0.750	02/28/18	30,982,640
23,000,000	United States Treasury Note	0.750	03/31/18	22,969,456
15,000,000	United States Treasury Note	0.625	04/30/18	14,925,780
6,172,000	United States Treasury Note	2.625	04/30/18	6,454,881
6,266,000	United States Treasury Note	3.875	05/15/18	6,762,712
72,000,000	United States Treasury Note	1.000	05/31/18	72,271,872
7,862,000	United States Treasury Note	2.375	05/31/18	8,180,985
7,000,000	United States Treasury Note	1.375	06/30/18	7,094,976
15,000,000	United States Treasury Note	1.375	07/31/18	15,202,935
13,065,000	United States Treasury Note	2.250	07/31/18	13,563,782
40,350,000	United States Treasury Note	1.500	08/31/18	41,037,201
22,000,000	United States Treasury Note	1.375	09/30/18	22,288,178
28,000,000	United States Treasury Note	1.250	10/31/18	28,240,996
1,681,000	United States Treasury Note	9.000	11/15/18	2,095,427
33,500,000	United States Treasury Note	1.250	11/30/18	33,773,058
25,000,000	United States Treasury Note	1.500	12/31/18	25,388,675
25,000,000	United States Treasury Note	1.500	01/31/19	25,378,900
2,802,400	United States Treasury Note	2.750	02/15/19	2,959,049
30,000,000	United States Treasury Note	1.500	02/28/19	30,440,640
36,000,000	United States Treasury Note	1.625	03/31/19	36,667,044
40,750,000	United States Treasury Note	1.500	05/31/19	41,300,777
40,000,000	United States Treasury Note	1.625	06/30/19	40,708,840
18,000,000	United States Treasury Note	1.625	07/31/19	18,310,320
50,500,000	United States Treasury Note	1.625	08/31/19	51,375,215
38,500,000	United States Treasury Note	1.750	09/30/19	39,320,127
29,000,000	United States Treasury Note	1.500	10/31/19	29,325,873
57,000,000	United States Treasury Note	1.500	11/30/19	57,613,035
133

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$33,500,000	United States Treasury Note	1.625%	12/31/19	$34,007,726
36,500,000	United States Treasury Note	1.250	01/31/20	36,467,697
78,500,000	United States Treasury Note	1.375	02/29/20	78,865,888
5,000,000	United States Treasury Note	1.375	03/31/20	5,016,405
20,000,000	United States Treasury Note	1.375	04/30/20	20,055,460
50,000,000	United States Treasury Note	1.500	05/31/20	50,445,950
45,000,000	United States Treasury Note	1.625	06/30/20	45,575,955
22,500,000	United States Treasury Note	1.625	07/31/20	22,778,325
4,000,000	United States Treasury Note	2.000	07/31/20	4,118,644
5,342,000	United States Treasury Note	2.625	08/15/20	5,653,823
34,000,000	United States Treasury Note	1.375	08/31/20	34,046,036
15,000,000	United States Treasury Note	1.375	09/30/20	14,997,660
6,000,000	United States Treasury Note	2.000	09/30/20	6,174,534
5,000,000	United States Treasury Note	2.000	11/30/20	5,136,070
5,900,000	United States Treasury Note	3.625	02/15/21	6,546,616
10,000,000	United States Treasury Note	2.000	02/28/21	10,252,080
27,610,000	United States Treasury Note	2.125	08/15/21	28,422,121
2,070,000	United States Treasury Note	2.000	11/15/21	2,112,774
13,379,100	United States Treasury Note	8.000	11/15/21	18,365,076
5,000,000	United States Treasury Note	1.750	02/28/22	5,018,360
3,000,000	United States Treasury Note	1.750	03/31/22	3,008,673
5,000,000	United States Treasury Note	2.000	07/31/22	5,086,460
10,500,000	United States Treasury Note	1.625	11/15/22	10,400,743
12,000,000	United States Treasury Note	2.500	08/15/23	12,547,032
13,000,000	United States Treasury Note	2.750	11/15/23	13,843,986
26,000,000	United States Treasury Note	2.500	05/15/24	27,092,806
6,000,000	United States Treasury Note	2.375	08/15/24	6,181,716
55,005,000	United States Treasury Note	2.250	11/15/24	56,053,505
14,000,000	United States Treasury Note	2.000	02/15/25	13,948,592
37,000,000	United States Treasury Note	2.125	05/15/25	37,235,579
32,500,000	United States Treasury Note	2.000	08/15/25	32,343,415
	TOTAL U.S. TREASURY SECURITIES			2,125,410,454

	TOTAL GOVERNMENT BONDS			4,302,415,737
	(Cost $4,227,287,173)

STRUCTURED ASSETS - 2.5%

ASSET BACKED - 0.9%
147,818	AmeriCredit Automobile Receivables Trust	0.610	10/10/17	147,774
	Series - 2013 1 (Class A3)
284,970	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	286,018
	Series - 2012 1 (Class C)
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	301,335
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	504,190
	Series - 2013 2 (Class D)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	151,632
	Series - 2013 3 (Class C)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	3,042,261
	Series - 2015 1 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	502,132
	Series - 0 1 (Class D)
134

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,250,000	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	$1,270,200
	Series - 2006 A3 (Class A3)
1,000,000	Capital One Multi-Asset Execution Trust	1.480	07/15/20	1,006,754
	Series - 2014 A5 (Class A)
660,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	718,615
	Series - 2007 A7 (Class A7)
505,601	CenterPoint Energy Transition	3.460	08/15/19	522,082
	Series - 0 1 (Class A2)
500,000	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	555,066
	Series - 2005 A (Class A5)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	614,756
	Series - 2012 1 (Class A2)
395,000	Chase Issuance Trust	1.010	10/15/18	395,931
	Series - 2013 A8 (Class A8)
1,000,000	Chase Issuance Trust	1.150	01/15/19	1,002,967
	Series - 2014 A1 (Class A)
1,000,000	Chase Issuance Trust	2.770	03/15/23	1,037,113
	Series - 2014 A2 (Class A2)
1,000,000	Chase Issuance Trust	2.160	09/16/24	992,653
	Series - 2012 A7 (Class A7)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	815,213
	Series - 2007 A8 (Class A8)
310,000	CitiBank Credit Card Issuance Trust	5.350	02/07/20	339,852
	Series - 2008 A1 (Class A1)
1,000,000	CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,020,290
	Series - 2014 A6 (Class A6)
2,000,000	CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,089,778
	Series - 0 A1 (Class A1)
1,250,000	CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,299,435
	Series - 2015 C1 (Class A2)
1,000,000	Discover Card Execution Note Trust	2.120	12/15/21	1,018,967
	Series - 2014 A4 (Class A4)
3,000,000	Discover Card Master Trust	5.650	03/16/20	3,260,628
	Series - 2007 A1 (Class A1)
177,208	FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	183,468
	Series - 2010 K007 (Class A1)
3,118,763	FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	3,122,156
	Series - 2012 K019 (Class A1)
3,000,000	FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,007,032
	Series - 2012 K023 (Class A2)
446,413	FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	466,037
	Series - 2013 K030 (Class A1)
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	505,823
	Series - 2013 K026 (Class A2)
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	509,255
	Series - 2013 K027 (Class A2)
94,842	FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	98,444
	Series - 2013 K034 (Class A1)
135

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060%	07/25/23	$3,128,238
		Series - 2013 K033 (Class A2)
500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	537,374
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,608,405
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,078,867
		Series - 2015 K045 (Class A2)
163,619		Ford Credit Auto Owner Trust	0.550	07/15/17	163,562
		Series - 2013 2013-A (Class A3)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	823,885
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	503,545
		Series - 2013 2013-B (Class D)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,900,866
		Series - 2012 6 (Class A)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	227,769
		Series - 2014 B (Class C)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	2,006,442
		Series - 2015 B (Class C)
247,940		Nissan Auto Receivables Owner Trust	1.000	07/16/18	248,191
		Series - 2012 A (Class A4)
9,070	i	Residential Asset Securities Corp	6.489	10/25/30	9,167
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	15,474
		Series - 2006 HI1 (Class M2)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	204,079
		Series - 2012 2012-5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,509,297
		Series - 2013 2013-1 (Class D)
300,000		Santander Drive Auto Receivables Trust	1.950	03/15/19	301,634
		Series - 2013 2013-2 (Class C)
2,000,000		Santander Drive Auto Receivables Trust	2.360	04/15/20	2,012,888
		Series - 2014 2014-1 (Class C)
572,000		Santander Drive Auto Receivables Trust	2.460	06/15/20	574,751
		Series - 2014 5 (Class C)
120,000		Toyota Auto Receivables Owner Trust	0.670	12/15/17	119,903
		Series - 2014 A (Class A3)
100,000		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	99,815
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,170
		Series - 2010 VNO (Class A2FX)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,069,363
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			50,947,542

OTHER MORTGAGE BACKED - 1.6%
95,513	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	97,077
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	458,675
		Series - 2006 6 (Class A4)
136

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$262,681	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.315%	09/10/47	$262,406
		Series - 2005 6 (Class A4)
1,277,111		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	1,318,359
		Series - 2006 PW14 (Class A4)
165,643	i	Bear Stearns Commercial Mortgage Securities	5.603	03/11/39	166,380
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.895	06/11/40	211,213
		Series - 2007 PW16 (Class A4)
437,751		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	450,007
		Series - 2006 T24 (Class A4)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,056,009
		Series - 2007 PW17 (Class A4)
500,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	527,616
		Series - 2007 PW18 (Class A4)
6,714		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	6,706
		Series - 2007 PW17 (Class A3)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	756,548
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,073,506
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	274,836
		Series - 2014 2014-GC19 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	521,138
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	996,458
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,006,317
		Series - 2015 GC27 (Class AS)
684,784	i	Citigroup Commercial Mortgage Trust	6.349	12/10/49	731,133
		Series - 2008 2008-C7 (Class A4)
585,000		Citigroup Commercial Mortgage Trust	5.322	12/11/49	604,010
		Series - 2007 2007-CD4 (Class A4)
152,137	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.289	07/15/44	152,070
		Series - 2005 CD1 (Class AJ)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,075,424
		Series - 2013 CR13 (Class A2)
691,498		COMM Mortgage Trust	2.256	12/10/44	698,497
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	623,882
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	515,674
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	750,109
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	407,360
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	540,569
		Series - 0 CR7 (Class A4)
341,292	i	COMM Mortgage Trust	5.954	06/10/46	346,321
		Series - 2006 C7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,082,734
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	548,430
		Series - 2013 CR11 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,036,404
		Series - 2014 CR15 (Class A2)
137

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		COMM Mortgage Trust	3.961%	03/10/47	$536,257
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	1,002,735
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,078,487
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,061,089
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,048,238
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,040,325
		Series - 2014 CR20 (Class A4)
1,000,000		COMM Mortgage Trust	4.339	12/10/47	1,033,349
		Series - 2014 CR21 (Class B)
1,000,000	i	COMM Mortgage Trust	4.406	02/10/48	973,419
		Series - 2015 LC19 (Class C)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,049,266
		Series - 2015 CR25 (Class A4)
255,000	i	COMM Mortgage Trust	5.989	12/10/49	270,339
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.230	12/10/49	318,786
		Series - 2008 LS1 (Class ASM)
297,396	i	Credit Suisse Mortgage Capital Certificates	5.609	02/15/39	297,732
		Series - 2006 C1 (Class A4)
151,149		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	154,380
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,164,487
		Series - 2006 C4 (Class AM)
67,993	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	67,936
		Series - 2005 C5 (Class AJ)
217,324	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	217,258
		Series - 2005 GG5 (Class AM)
465,166		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	482,847
		Series - 2007 GG9 (Class A4)
1,989,132		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	2,088,141
		Series - 2007 GG11 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	745,820
		Series - 2006 GG6 (Class AM)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	455,179
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	303,295
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	303,364
		Series - 2013 GC10 (Class AS)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,845,824
		Series - 2011 GC5 (Class A4)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	528,145
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	212,466
		Series - 0 GCJ7 (Class B)
250,000		GS Mortgage Securities Trust	1.840	02/10/46	251,846
		Series - 2013 GC10 (Class A2)
138

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		GS Mortgage Securities Trust	3.135%	06/10/46	$510,641
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	547,559
		Series - 2013 GC16 (Class AAB)
200,000		GS Mortgage Securities Trust	2.924	01/10/47	206,670
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,076,914
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,563,181
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,910,870
		Series - 2015 GC28 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	101,961
		Series - 2009 IWST (Class A2)
19,681		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	19,676
		Series - 2004 LN2 (Class A2)
1,072,012		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,103,075
		Series - 2006 CB17 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.100	04/15/45	204,635
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.372	05/15/45	321,180
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	316,585
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	539,837
		Series - 2013 C13 (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	503,522
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	546,941
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	545,044
		Series - 2013 C16 (Class A4)
1,414,270		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,461,453
		Series - 2006 LDP9 (Class A3)
893,238		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	925,265
		Series - 2007 CB18 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	421,148
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	303,598
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	513,595
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	585,184
		Series - 2013 C10 (Class AS)
356,425	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.961	06/15/49	358,988
		Series - 2007 LD11 (Class A3)
860,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.961	06/15/49	892,002
		Series - 2007 LD11 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	527,113
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,556,433
		Series - 2014 C24 (Class A2)
139

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$142,425		LB-UBS Commercial Mortgage Trust	5.156%	02/15/31	$142,643
		Series - 2006 C1 (Class A4)
124,671		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	127,938
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	206,498
		Series - 2006 C6 (Class AJ)
1,337,312		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,389,435
		Series - 2007 C1 (Class A4)
789,519		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	822,615
		Series - 2007 C2 (Class A3)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	636,573
		Series - 2007 C6 (Class AM)
298,682	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	321,672
		Series - 2007 C7 (Class A3)
123,322	i	Merrill Lynch Mortgage Trust	5.597	11/12/37	123,272
		Series - 2005 CKI1 (Class AJ)
235,000	i	Merrill Lynch Mortgage Trust	5.865	05/12/39	237,354
		Series - 2006 C1 (Class A4)
67,087	i	Merrill Lynch Mortgage Trust	6.032	06/12/50	67,242
		Series - 2007 C1 (Class A3)
342,168	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.648	02/12/39	344,112
		Series - 2006 1 (Class A4)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	166,442
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	60,561
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	763,534
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	510,428
		Series - 2013 2013-C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	242,014
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	213,843
		Series - 2013 2013-C12 (Class ASB)
400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	414,601
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	598,359
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,325,001
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,124,528
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,533,471
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,044,529
		Series - 2015 C24 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	613,019
		Series - 2007 IQ13 (Class A4)
147,403	i	Morgan Stanley Capital I	5.731	07/12/44	149,302
		Series - 2006 HQ9 (Class A4)
250,000		Morgan Stanley Capital I	2.111	03/15/45	252,335
		Series - 2012 C4 (Class A2)
140

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,250,000		Morgan Stanley Capital I	3.244%	03/15/45	$1,297,045
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,617,055
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	214,416
		Series - 2007 T25 (Class AM)
1,634,319		Morgan Stanley Capital I	5.809	12/12/49	1,738,237
		Series - 2007 IQ16 (Class A4)
209,746		Morgan Stanley Capital I	4.770	07/15/56	212,266
		Series - 0 IQ9 (Class AJ)
693,294		Morgan Stanley Capital I Trust	5.569	12/15/44	731,151
		Series - 2007 HQ13 (Class A3)
332,579	i	TIAA Seasoned Commercial Mortgage Trust	5.477	08/15/39	333,650
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,537,967
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	514,298
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	1,053,839
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	424,570
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	107,713
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	103,457
		Series - 2007 2007-C30 (Class A5)
105,000	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	105,787
		Series - 2006 2006-C23 (Class AJ)
760,328	i	Wachovia Bank Commercial Mortgage Trust	5.765	07/15/45	774,379
		Series - 2006 2006-C27 (Class A3)
730,370		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	771,150
		Series - 2007 2007-C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	311,054
		Series - 2006 2006-C28 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.150	02/15/51	214,602
		Series - 2007 2007-C33 (Class A5)
1,174,527	i	Wachovia Bank Commercial Mortgage Trust	6.150	02/15/51	1,227,147
		Series - 2007 2007-C33 (Class A4)
250,000	i	WF-RBS Commercial Mortgage Trust	4.994	06/15/45	264,117
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	408,729
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	783,273
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	620,525
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	507,624
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,065,244
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,152,817
		Series - 2014 C20 (Class A3)
141

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$196,757	WF-RBS Commercial Mortgage Trust	0.735%	03/15/48	$195,851
	Series - 2013 C12 (Class A1)
500,000	WF-RBS Commercial Mortgage Trust	3.198	03/15/48	514,291
	Series - 2013 C12 (Class A4)
	TOTAL OTHER MORTGAGE BACKED			93,623,523

	TOTAL STRUCTURED ASSETS			144,571,065
	(Cost $143,160,447)

	TOTAL BONDS			5,912,375,890
	(Cost $5,834,679,812)

SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.6%
10,000,000	Federal Home Loan Bank (FHLB)	0.120	10/09/15	9,999,930
30,000,000	FHLB	0.075	11/20/15	29,997,240
	TOTAL GOVERNMENT AGENCY DEBT			39,997,170

	TOTAL SHORT-TERM INVESTMENTS			39,997,170
	(Cost $39,996,608)

	TOTAL INVESTMENTS - 100.0%			5,952,373,060
	(Cost $5,874,676,420)
	OTHER ASSETS & LIABILITIES, NET - 0.0%			(2,250,099)
	NET ASSETS - 100.0%			$5,950,122,961

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities was $29,762,609 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
142

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 4.4%

AUTOMOBILES & COMPONENTS - 0.2%
$1,985,000	i	Dealer Tire LLC	5.500%	12/22/21	$1,993,694
3,960,000	i	Gates Global LLC	4.250	07/05/21	3,745,012
		TOTAL AUTOMOBILES & COMPONENTS			5,738,706

CAPITAL GOODS - 0.2%
975,000	i	CHI Overhead Doors, Inc	4.750	07/31/22	972,865
1,826,908	i	Otter Products LLC	5.750	06/03/20	1,778,185
1,400,000	i	Plaze, Inc	5.250	07/31/22	1,396,500
2,568,504	i	TransDigm, Inc	3.750	02/28/20	2,533,649
		TOTAL CAPITAL GOODS			6,681,199

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
592,903	i	AECOM Technology Corp	3.750	10/17/21	593,086
2,487,406	i	Connolly Corp	4.500	05/14/21	2,476,013
3,180,963	i	Creative Artists Agency LLC	9.000	12/17/21	3,182,299
1,110,000	h,i	Staples, Inc	3.500	04/24/21	1,103,484
318,316	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	313,541
55,746	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	54,910
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			7,723,333

CONSUMER SERVICES - 0.7%
2,402,778	i	Hilton Worldwide	3.500	10/26/20	2,394,752
5,000,000	i	Jackson Hewitt Tax Service, Inc	8.000	06/25/21	4,900,000
5,000,000	i	Knowledge Universe Education LLC	6.000	08/13/22	4,925,000
926,409	i	Marina District Finance Co, Inc	6.500	08/15/18	932,181
583,500	i	MGM Resorts International	3.500	12/20/19	578,540
493,095	i	Pinnacle Entertainment, Inc	3.750	08/13/20	492,301
6,093,919	i	Spin Holdco, Inc	4.250	11/14/19	5,968,262
		TOTAL CONSUMER SERVICES			20,191,036

DIVERSIFIED FINANCIALS - 0.5%
8,000,000	h,i	DTZ US Borrower LLC	4.250	11/04/21	7,907,520
1,985,025	i	DTZ US Borrower LLC	4.250	11/04/21	1,962,078
684,829	i	TransFirst, Inc	4.750	11/12/21	682,693
4,013,875	i	TransUnion LLC	3.500	04/09/21	3,968,719
		TOTAL DIVERSIFIED FINANCIALS			14,521,010

FOOD & STAPLES RETAILING - 0.1%
3,267,624	i	Albertson’s Holdings LLC	5.500	08/25/21	3,265,598
1,000,000	i	Rite Aid Corp	5.750	08/21/20	1,010,000
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,500,000
		TOTAL FOOD & STAPLES RETAILING			5,775,598
143

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD, BEVERAGE & TOBACCO - 0.0%
$1,430,000	i	Hostess Brands LLC	4.500%	08/03/22	$1,430,429
236,013	i	Post Holdings, Inc	3.750	06/02/21	235,836
		TOTAL FOOD, BEVERAGE & TOBACCO			1,666,265

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
640,250	i	Accellent, Inc	4.500	03/12/21	638,848
2,426,643	i	Capsugel Holdings US, Inc	3.500	08/01/18	2,416,669
2,671,200	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,663,961
2,940,000	i	HCA, Inc	3.077	05/01/18	2,935,972
2,940,101	i	Kinetic Concepts, Inc	4.500	05/04/18	2,930,310
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,585,760

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
2,788,523	i	Visant Corp	7.000	09/23/21	2,560,784
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,560,784

INSURANCE - 0.1%
3,789,782	i	Acrisure LLC	5.250	05/19/22	3,666,614
1,191,496	i	USI, Inc	4.250	12/27/19	1,177,592
		TOTAL INSURANCE			4,844,206

MATERIALS - 0.3%
1,339,875	i	Eco Services Operations LLC	4.750	12/04/21	1,333,176
2,188,889	i	Signode Industrial Group US, Inc	3.750	05/01/21	2,169,736
800,000	i	Solenis International LP	7.750	07/31/22	761,336
3,969,876	i	Tronox Pigments BV	4.250	03/19/20	3,456,888
		TOTAL MATERIALS			7,721,136

MEDIA - 0.5%
5,250,000	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	5,245,065
1,236,173	i	CSC Holdings LLC	2.694	04/17/20	1,226,704
2,375,000	i	CSC Holdings LLC	5.000	09/25/22	2,359,563
1,613,700	i	Time, Inc	4.250	04/26/21	1,607,649
1,974,634	i	Univision Communications, Inc	4.000	03/01/20	1,960,437
1,346,642	i	Virgin Media Investment Holdings Ltd	3.500	06/30/23	1,325,608
		TOTAL MEDIA			13,725,026

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
400,000	i	Endo Luxembourg Finance I Co Sarl	3.750	09/26/22	398,376
3,000,000	i	NBTY, Inc	3.500	10/01/17	2,976,000
174,125	i	Valeant Pharmaceuticals International, Inc	4.000	04/01/22	172,145
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,546,521

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
4,425,665	i	Avago Technologies Ltd	3.750	05/06/21	4,419,204
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			4,419,204

SOFTWARE & SERVICES - 0.6%
1,100,000	i	Asurion LLC	8.500	03/03/21	985,600
2,375,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	2,018,750
1,938,121	i	IMS Health, Inc	3.500	03/17/21	1,927,228
144

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,297,976	i	Infor US, Inc	3.750%	06/03/20	$1,254,442
2,163,447	i	Mitchell International, Inc	4.500	10/13/20	2,151,288
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	2,982,510
1,317,468	i	P2 Lower Acquisition LLC	5.500	10/22/20	1,319,945
2,202,737	i	ProQuest LLC	5.250	10/24/21	2,199,059
351,570	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	351,791
2,222,422	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	2,223,822
		TOTAL SOFTWARE & SERVICES			17,414,435

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
3,042,375	i	CommScope, Inc	3.750	12/29/22	3,036,047
1,965,000	i	Scientific Games International, Inc	6.000	10/18/20	1,937,274
1,980,050	i	Sensata Technologies BV	3.000	10/11/21	1,975,100
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,948,421

TELECOMMUNICATION SERVICES - 0.0%
882,500	h,i	Internap Network Services Corp	6.000	11/26/19	878,088
		TOTAL TELECOMMUNICATION SERVICES			878,088

UTILITIES - 0.0%
242,500	i	Calpine Corp	4.000	10/09/19	241,792
		TOTAL UTILITIES			241,792

		TOTAL BANK LOAN OBLIGATIONS			136,182,520
		(Cost $137,693,502)

BONDS – 89.1%

CORPORATE BONDS - 41.5%

AUTOMOBILES & COMPONENTS - 0.4%
1,000,000		Ford Motor Co	7.450	07/16/31	1,242,675
2,750,000	g	Gates Global LLC	6.000	07/15/22	2,213,750
2,000,000		Johnson Controls, Inc	4.625	07/02/44	1,836,368
1,450,000		Magna International, Inc	3.625	06/15/24	1,408,586
325,000		Magna International, Inc	4.150	10/01/25	325,167
1,850,000	g	Schaeffler Finance BV	4.750	05/15/23	1,785,250
175,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	180,469
860,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	911,600
705,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	757,875
350,000	g	ZF North America Capital, Inc	4.000	04/29/20	332,719
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	165,375
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	319,812
		TOTAL AUTOMOBILES & COMPONENTS			11,479,646

BANKS - 6.2%
1,000,000	g	Akbank TAS	4.000	01/24/20	941,130
1,000,000	g	Akbank TAS	5.125	03/31/25	902,500
1,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,511,250
3,775,000	g	Banco Santander Mexico S.A.	4.125	11/09/22	3,727,435
145

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		Bancolombia S.A.	5.950%	06/03/21	$941,625
1,000,000	g	Bank Nederlandse Gemeenten	1.875	06/11/19	1,017,691
3,475,000		Bank of America Corp	3.750	07/12/16	3,544,236
650,000		Bank of America Corp	5.300	03/15/17	682,818
25,000		Bank of America Corp	6.000	09/01/17	26,944
12,000,000		Bank of America Corp	1.950	05/12/18	12,039,456
1,000,000		Bank of America Corp	5.490	03/15/19	1,098,570
3,000,000		Bank of America Corp	4.000	01/22/25	2,934,312
2,275,000		Bank of America Corp	4.750	04/21/45	2,181,909
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,852,858
5,000,000		Bank of Nova Scotia	2.125	09/11/19	5,063,345
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,012,493
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	950,747
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,240,234
1,600,000		Barclays plc	2.750	11/08/19	1,610,390
3,100,000		Barclays plc	3.650	03/16/25	2,959,713
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	752,775
375,000		Branch Banking & Trust Co	2.300	10/15/18	380,238
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,762,203
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,972,756
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,326,270
300,000		Capital One Bank USA NA	3.375	02/15/23	291,898
8,975,000		Citigroup, Inc	1.300	11/15/16	8,994,179
1,683,000		Citigroup, Inc	3.300	04/27/25	1,639,999
3,100,000		Citigroup, Inc	4.400	06/10/25	3,119,068
1,400,000		Citigroup, Inc	4.450	09/29/27	1,389,762
3,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	3,533,376
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	3,013,929
2,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	2,583,905
2,175,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	2,202,329
1,550,000	g	Credit Agricole S.A.	2.750	06/10/20	1,572,342
1,550,000	g	Credit Agricole S.A.	4.375	03/17/25	1,496,730
5,000,000		Deutsche Bank AG	1.875	02/13/18	4,983,350
1,950,000		Discover Bank	3.100	06/04/20	1,969,200
2,000,000		Eksportfinans ASA	2.375	05/25/16	2,002,800
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,498,950
4,250,000		Fifth Third Bancorp	2.375	04/25/19	4,290,936
4,125,000	g	HSBC Bank plc	1.500	05/15/18	4,102,531
500,000	g	HSBC Bank plc	4.125	08/12/20	541,825
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,691,971
1,650,000		HSBC USA, Inc	2.375	11/13/19	1,646,561
2,100,000		HSBC USA, Inc	2.350	03/05/20	2,071,285
3,500,000		HSBC USA, Inc	2.750	08/07/20	3,511,308
1,000,000	g	Industrial & Commercial Bank of China Ltd	4.875	09/21/25	983,632
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,525,395
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,024,840
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	1,000,913
3,750,000		JPMorgan Chase & Co	2.750	06/23/20	3,781,519
2,500,000		JPMorgan Chase & Co	3.875	02/01/24	2,575,947
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	4,954,180
2,525,000		JPMorgan Chase & Co	3.900	07/15/25	2,583,070
1,200,000		JPMorgan Chase & Co	4.250	10/01/27	1,195,678
146

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$775,000		JPMorgan Chase & Co	4.850%	02/01/44	$809,691
5,795,000		JPMorgan Chase & Co	4.950	06/01/45	5,815,758
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	377,128
2,125,000		KeyBank NA	2.500	12/15/19	2,151,673
1,475,000		KeyBank NA	2.250	03/16/20	1,472,164
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	779,226
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,186,996
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,023,889
900,000	g	PKO Finance AB	4.630	09/26/22	928,170
1,675,000		PNC Bank NA	2.200	01/28/19	1,693,201
2,025,000		PNC Bank NA	2.250	07/02/19	2,037,737
3,500,000		PNC Bank NA	2.600	07/21/20	3,546,242
3,000,000		PNC Bank NA	2.950	01/30/23	2,935,461
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,529,577
1,500,000		PNC Funding Corp	2.700	09/19/16	1,521,378
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	860,650
3,325,000		Royal Bank of Canada	2.200	07/27/18	3,375,045
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,031,526
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,508,302
575,000		SunTrust Banks, Inc	2.750	05/01/23	553,417
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,014,590
3,900,000	g	Toronto-Dominion Bank	1.950	04/02/20	3,902,874
675,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	663,160
675,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	657,281
1,075,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	994,590
500,000	g	Turkiye Is Bankasi	3.750	10/10/18	482,116
700,000	g	Turkiye Is Bankasi	5.500	04/21/19	702,450
500,000		Union Bank NA	2.125	06/16/17	505,306
400,000		UnionBanCal Corp	3.500	06/18/22	410,996
1,800,000		Westpac Banking Corp	2.250	01/17/19	1,825,531
1,000,000	g	Zenith Bank plc	6.250	04/22/19	900,000
		TOTAL BANKS			190,403,431

CAPITAL GOODS - 0.9%
1,225,000		Anixter, Inc	5.625	05/01/19	1,284,719
1,300,000		Anixter, Inc	5.125	10/01/21	1,290,250
1,275,000		Caterpillar Financial Services Corp	2.250	12/01/19	1,279,804
1,500,000	g	CRH America, Inc	3.875	05/18/25	1,502,951
650,000		Deere & Co	2.600	06/08/22	638,508
150,000		Eaton Corp	4.000	11/02/32	144,112
500,000		Embraer Netherlands Finance BV	5.050	06/15/25	462,625
865,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	882,300
900,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	884,062
2,500,000		John Deere Capital Corp	1.350	01/16/18	2,499,565
1,675,000		John Deere Capital Corp	2.450	09/11/20	1,689,311
375,000		John Deere Capital Corp	2.750	03/15/22	374,970
1,426,000	g	Myriad International Holdings BV	5.500	07/21/25	1,398,107
677,295	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	170,001
679,575	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	179,068
1,100,000		Rockwell Automation, Inc	2.050	03/01/20	1,104,222
1,550,000	g	Siemens Financieringsmaatschappij NV	4.400	05/27/45	1,587,412
1,790,000	g	Stena AB	7.000	02/01/24	1,584,150
147

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,350,000		Timken Co	3.875%	09/01/24	$2,259,149
1,000,000		TransDigm, Inc	5.500	10/15/20	953,125
2,670,000	g	TSMC Global Ltd	1.625	04/03/18	2,645,967
1,550,000		United Technologies Corp	4.150	05/15/45	1,504,912
		TOTAL CAPITAL GOODS			26,319,290

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
125,000		21st Century Fox America, Inc	7.625	11/30/28	160,406
90,000		21st Century Fox America, Inc	6.550	03/15/33	107,750
325,000		21st Century Fox America, Inc	6.650	11/15/37	388,014
250,000		21st Century Fox America, Inc	6.900	08/15/39	305,642
1,000,000		ADT Corp	4.125	04/15/19	1,005,000
1,825,000		ADT Corp	6.250	10/15/21	1,882,031
750,000	g	AECOM Technology Corp	5.750	10/15/22	755,625
3,150,000	g	AECOM Technology Corp	5.875	10/15/24	3,173,625
1,200,000		Air Lease Corp	3.875	04/01/21	1,215,000
1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,237,250
1,600,000		Fluor Corp	3.500	12/15/24	1,627,095
670,000		Republic Services, Inc	3.800	05/15/18	703,097
1,525,000		Republic Services, Inc	3.200	03/15/25	1,484,034
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,040,000
325,000		RR Donnelley & Sons Co	7.000	02/15/22	315,250
675,000		RR Donnelley & Sons Co	6.500	11/15/23	634,500
1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,021,250
1,000,000		United Rentals North America, Inc	7.375	05/15/20	1,050,000
1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,062,500
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,332,375
1,000,000		Waste Management, Inc	2.600	09/01/16	1,013,620
2,550,000		Waste Management, Inc	2.900	09/15/22	2,526,612
475,000		Waste Management, Inc	3.900	03/01/35	447,776
550,000		Waste Management, Inc	4.100	03/01/45	515,395
3,400,000	g	XPO Logistics, Inc	6.500	06/15/22	2,875,125
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			28,878,972

CONSUMER DURABLES & APPAREL - 0.4%
2,600,000		DR Horton, Inc	3.750	03/01/19	2,616,250
1,000,000		DR Horton, Inc	5.750	08/15/23	1,082,500
2,000,000		KB Home	4.750	05/15/19	1,922,500
680,000		KB Home	7.000	12/15/21	681,700
2,000,000		Lennar Corp	4.500	06/15/19	2,022,000
2,000,000		Lennar Corp	4.500	11/15/19	2,017,000
960,000		Standard Pacific Corp	5.875	11/15/24	984,000
225,000		Whirlpool Corp	3.700	03/01/23	226,069
		TOTAL CONSUMER DURABLES & APPAREL			11,552,019

CONSUMER SERVICES - 1.3%
750,000	g	1011778 BC / New Red Fin	4.625	01/15/22	733,275
3,000,000	g	1011778 BC / New Red Fin	6.000	04/01/22	3,045,000
5,025,000		American University	4.321	04/01/45	4,884,637
1,350,000		GLP Capital LP	4.375	11/01/18	1,360,125
3,800,000		Metropolitan Museum of Art	3.400	07/01/45	3,460,740
1,500,000		MGM Resorts International	6.750	10/01/20	1,548,750
148

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		New York Public Library Astor Lenox & Tilden Foundations	4.305%	07/01/45	$4,777,390
1,880,000		Northeastern University	4.181	03/01/23	1,971,368
2,000,000	g	SABMiller Holdings, Inc	2.200	08/01/18	2,018,486
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,051,446
2,000,000		Service Corp International	7.000	06/15/17	2,145,000
1,945,000	g	Six Flags Entertainment Corp	5.250	01/15/21	1,945,000
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,308,300
3,000,000		University of Chicago	3.122	10/01/23	2,994,225
4,000,000		University of Chicago	4.151	10/01/45	3,931,324
5,000,000		William Marsh Rice University	3.574	05/15/45	4,741,380
		TOTAL CONSUMER SERVICES			42,916,446

DIVERSIFIED FINANCIALS - 5.1%
335,000		Abbey National Treasury Services plc	4.000	04/27/16	341,030
625,000		AGL Capital Corp	4.400	06/01/43	608,537
3,000,000		Ally Financial, Inc	4.750	09/10/18	3,060,000
875,000		American Express Centurion Bank	6.000	09/13/17	946,418
250,000		American Express Credit Corp	2.800	09/19/16	254,344
1,125,000		American Express Credit Corp	2.250	08/15/19	1,129,005
2,175,000		American Express Credit Corp	2.375	05/26/20	2,175,992
3,500,000		American Honda Finance Corp	2.450	09/24/20	3,498,131
4,000,000	g,i	Armor Re Ltd	4.060	12/15/16	4,032,400
275,000		Bank of New York Mellon Corp	5.450	05/15/19	305,996
2,350,000	g	Bayer US Finance LLC	2.375	10/08/19	2,380,588
1,600,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,732,000
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	982,500
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,019,328
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,028,110
3,175,000		Capital One Financial Corp	1.000	11/06/15	3,175,765
1,000,000	g	Comcel Trust	6.875	02/06/24	985,000
300,000		Countrywide Financial Corp	6.250	05/15/16	308,516
1,225,000		Credit Suisse	2.300	05/28/19	1,231,218
1,300,000		Credit Suisse	3.000	10/29/21	1,301,912
2,325,000	g	Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,258,872
1,550,000	g	Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,519,798
1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,490,964
2,000,000		Ford Motor Credit Co LLC	1.700	05/09/16	2,005,672
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,523,778
2,800,000		Ford Motor Credit Co LLC	3.157	08/04/20	2,796,993
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,123,428
2,800,000		Ford Motor Credit Co LLC	4.134	08/04/25	2,788,489
950,000		General Electric Capital Corp	2.300	04/27/17	970,707
5,550,000		General Electric Capital Corp	2.200	01/09/20	5,612,432
5,450,000		General Electric Capital Corp	3.100	01/09/23	5,574,358
400,000		General Electric Capital Corp	6.875	01/10/39	560,189
5,000,000		General Motors Financial Co, Inc	2.400	04/10/18	4,958,290
2,575,000		General Motors Financial Co, Inc	3.250	05/15/18	2,597,668
2,000,000		General Motors Financial Co, Inc	3.200	07/13/20	1,975,690
1,175,000		General Motors Financial Co, Inc	4.375	09/25/21	1,198,244
3,000,000		General Motors Financial Co, Inc	3.450	04/10/22	2,877,339
150,000		General Motors Financial Co, Inc	4.250	05/15/23	146,667
149

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,890,000		Goldman Sachs Group, Inc	2.375%	01/22/18	$2,927,923
1,250,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,266,977
1,050,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,034,238
2,375,000		Goldman Sachs Group, Inc	6.750	10/01/37	2,831,026
1,425,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,445,369
3,400,000		Goldman Sachs Group, Inc	5.150	05/22/45	3,339,171
575,000		Icahn Enterprises LP	4.875	03/15/19	575,862
1,000,000		Icahn Enterprises LP	5.875	02/01/22	1,006,250
675,000	g	ICICI Bank Ltd	4.800	05/22/19	716,841
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,514,826
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,441,300
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,296,750
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,130,000
300,000		Legg Mason, Inc	2.700	07/15/19	301,821
425,000		Legg Mason, Inc	3.950	07/15/24	426,400
2,525,000	g	Lukoil International Finance BV	3.416	04/24/18	2,424,000
3,000,000		Morgan Stanley	5.450	01/09/17	3,150,597
5,275,000		Morgan Stanley	1.875	01/05/18	5,287,096
7,000,000		Morgan Stanley	2.200	12/07/18	7,065,576
2,000,000		Morgan Stanley	2.650	01/27/20	2,009,586
4,550,000		Morgan Stanley	2.800	06/16/20	4,582,742
3,925,000		Morgan Stanley	3.750	02/25/23	4,011,401
4,700,000		Morgan Stanley	3.700	10/23/24	4,724,327
1,700,000		Morgan Stanley	4.000	07/23/25	1,738,129
2,000,000		Morgan Stanley	4.350	09/08/26	2,011,210
1,600,000		Morgan Stanley	3.950	04/23/27	1,541,669
500,000		Morgan Stanley	6.375	07/24/42	618,731
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	312,642
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,490,448
1,500,000	g	NewStar Financial, Inc	7.250	05/01/20	1,492,500
1,575,000		SLM Corp	4.875	06/17/19	1,433,250
1,900,000	g	SUAM Finance BV	4.875	04/17/24	1,900,000
1,485,000		Synchrony Financial	1.875	08/15/17	1,485,459
475,000		Textron, Inc	3.875	03/01/25	476,481
1,400,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,402,771
725,000		Unilever Capital Corp	3.100	07/30/25	737,046
650,000		Wells Fargo & Co	2.100	05/08/17	659,082
4,200,000		Wells Fargo & Co	3.550	09/29/25	4,205,107
3,500,000		Wells Fargo & Co	4.300	07/22/27	3,568,733
1,520,000		Wells Fargo & Co	3.900	05/01/45	1,401,141
		TOTAL DIVERSIFIED FINANCIALS			157,460,846

ENERGY - 3.1%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	180,572
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,574,714
3,000,000		BP Capital Markets plc	2.315	02/13/20	3,011,346
3,500,000		California Resources Corp	5.000	01/15/20	2,250,920
750,000		California Resources Corp	6.000	11/15/24	450,000
1,115,000		Calumet Specialty Products Partners LP	6.500	04/15/21	1,003,500
1,000,000		Calumet Specialty Products Partners LP	7.625	01/15/22	930,000
2,000,000	g	Calumet Specialty Products Partners LP	7.750	04/15/23	1,836,240
850,000	i	Chesapeake Energy Corp	3.539	04/15/19	603,500
150

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Chesapeake Energy Corp	5.375%	06/15/21	$333,750
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	505,009
1,735,000		Cimarex Energy Co	4.375	06/01/24	1,689,876
2,500,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,550,000
1,950,000		Concho Resources, Inc	5.500	04/01/23	1,852,500
5,340,000		Continental Resources, Inc	5.000	09/15/22	4,672,500
2,415,000		Crestwood Midstream Partners LP	6.000	12/15/20	2,167,462
500,000		Crestwood Midstream Partners LP	6.125	03/01/22	432,850
1,750,000		Dynegy, Inc	6.750	11/01/19	1,754,375
1,100,000		Ecopetrol S.A.	5.375	06/26/26	959,750
2,100,000		Enterprise Products Operating LLC	3.750	02/15/25	2,007,188
750,000		Enterprise Products Operating LLC	5.100	02/15/45	684,957
3,250,000		EP Energy LLC	9.375	05/01/20	2,795,000
2,800,000		EP Energy LLC	6.375	06/15/23	2,072,000
2,400,000		Exterran Partners LP	6.000	04/01/21	2,028,000
1,500,000		Halcon Resources Corp	9.750	07/15/20	510,000
850,000		Halcon Resources Corp	8.875	05/15/21	255,000
600,000		Husky Energy, Inc	3.950	04/15/22	579,644
1,700,000	g	Indo Energy Finance II BV	6.375	01/24/23	714,000
715,000	g	KMG Finance Sub BV	6.375	04/09/21	699,806
2,000,000		Linn Energy LLC	6.250	11/01/19	530,000
750,000		Marathon Petroleum Corp	3.500	03/01/16	757,611
150,000		Marathon Petroleum Corp	3.625	09/15/24	145,019
425,000		MarkWest Energy Partners LP	5.500	02/15/23	411,719
500,000		Murphy Oil USA, Inc	6.000	08/15/23	511,250
300,000		Newfield Exploration Co	5.750	01/30/22	291,000
900,000		Newfield Exploration Co	5.625	07/01/24	855,000
1,200,000		Noble Energy, Inc	5.625	05/01/21	1,207,200
825,000		Noble Energy, Inc	3.900	11/15/24	767,563
275,000		Noble Energy, Inc	5.250	11/15/43	244,466
700,000		Noble Holding International Ltd	4.000	03/16/18	663,061
275,000		Noble Holding International Ltd	3.950	03/15/22	206,947
750,000		Oasis Petroleum, Inc	6.875	03/15/22	588,750
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,801,229
575,000		ONE Gas, Inc	3.610	02/01/24	594,712
1,000,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	372,500
2,000,000		Peabody Energy Corp	6.000	11/15/18	520,000
815,000		Pemex Project Funding Master Trust	6.625	06/15/35	764,062
245,000	g	Pertamina Persero PT	4.300	05/20/23	223,525
500,000	g	Pertamina Persero PT	6.500	05/27/41	438,674
925,000	i	Petrobras Global Finance BV	1.953	05/20/16	871,813
400,000		Petrobras Global Finance BV	3.250	03/17/17	353,000
1,000,000	i	Petrobras Global Finance BV	2.429	01/15/19	690,000
1,500,000		Petrobras Global Finance BV	4.875	03/17/20	1,098,750
1,100,000		Petrobras Global Finance BV	6.250	03/17/24	803,000
575,000		Petrobras International Finance Co	3.875	01/27/16	564,937
650,000		Petrobras International Finance Co	3.500	02/06/17	577,687
1,250,000		Petroleos Mexicanos	3.500	07/18/18	1,263,750
325,000		Petroleos Mexicanos	5.500	01/21/21	340,925
600,000		Petroleos Mexicanos	3.500	01/30/23	540,000
200,000	g	Petroleos Mexicanos	4.250	01/15/25	183,000
950,000	g	Petroleos Mexicanos	4.500	01/23/26	875,805
151

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$405,000		Petroleos Mexicanos	5.500%	06/27/44	$325,013
466,667		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	449,167
1,300,000		Phillips 66	4.875	11/15/44	1,253,525
800,000		Pioneer Natural Resources Co	7.500	01/15/20	919,935
2,125,000		Plains All American Pipeline LP	3.600	11/01/24	1,989,693
2,558,000		Plains Exploration & Production Co	6.500	11/15/20	2,300,601
2,800,000		Precision Drilling Trust	6.625	11/15/20	2,443,000
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,610,000
500,000		Range Resources Corp	5.750	06/01/21	471,250
800,000		Regency Energy Partners LP	5.750	09/01/20	858,719
600,000		Regency Energy Partners LP	6.500	07/15/21	619,140
570,000		Regency Energy Partners LP	5.875	03/01/22	584,277
200,000		Regency Energy Partners LP	5.500	04/15/23	193,500
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,091,494
750,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	695,625
750,000	g	Sabine Pass Liquefaction LLC	5.625	03/01/25	660,000
425,000		Shell International Finance BV	2.375	08/21/22	410,178
1,400,000		SM Energy Co	6.125	11/15/22	1,296,400
300,000		SM Energy Co	6.500	01/01/23	279,000
1,425,000		Southwestern Energy Co	3.300	01/23/18	1,400,204
1,875,000		Southwestern Energy Co	4.950	01/23/25	1,668,671
200,000		Statoil ASA	1.200	01/17/18	198,980
375,000		Statoil ASA	2.450	01/17/23	357,623
675,000		Statoil ASA	4.250	11/23/41	665,700
1,550,000	g	Sunoco LP	6.375	04/01/23	1,515,125
700,000		Talisman Energy, Inc	3.750	02/01/21	660,195
1,250,000	g	Targa Resources Partners LP	5.000	01/15/18	1,190,625
160,000	g	Tesoro Logistics LP	5.500	10/15/19	156,800
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	540,708
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	210,938
865,000	g	Ultra Petroleum Corp	5.750	12/15/18	622,800
2,550,000	g	Ultra Petroleum Corp	6.125	10/01/24	1,453,500
300,000		Vale Overseas Ltd	4.375	01/11/22	265,419
125,000		Vale Overseas Ltd	6.875	11/21/36	99,250
2,500,000		Whiting Petroleum Corp	5.000	03/15/19	2,175,000
750,000		WPX Energy, Inc	7.500	08/01/20	686,250
600,000		WPX Energy, Inc	8.250	08/01/23	544,500
1,000,000		WPX Energy, Inc	5.250	09/15/24	805,000
		TOTAL ENERGY			95,829,219

FOOD & STAPLES RETAILING - 0.8%
7,000,000		CVS Health Corp	1.900	07/20/18	7,047,187
4,075,000		CVS Health Corp	2.800	07/20/20	4,140,510
1,675,000		CVS Health Corp	3.375	08/12/24	1,683,715
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,438,500
1,600,000		Kroger Co	2.950	11/01/21	1,603,576
2,400,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	2,432,541
2,600,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	2,589,275
		TOTAL FOOD & STAPLES RETAILING			20,935,304

FOOD, BEVERAGE & TOBACCO - 1.4%
1,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	911,625
152

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		ConAgra Foods, Inc	3.200%	01/25/23	$718,302
2,900,000		Constellation Brands, Inc	3.875	11/15/19	2,958,000
2,000,000	g	Corp Lindley S.A.	4.625	04/12/23	1,955,600
1,350,000		Diageo Capital plc	2.625	04/29/23	1,301,199
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,064,625
1,500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,403,640
1,525,000		General Mills, Inc	2.200	10/21/19	1,539,590
1,275,000	g	HJ Heinz Co	2.000	07/02/18	1,276,867
1,375,000	g	HJ Heinz Co	4.875	02/15/25	1,467,705
950,000	g	HJ Heinz Co	3.950	07/15/25	972,429
875,000	g	JM Smucker Co	3.500	03/15/25	869,924
3,225,000		Mondelez International, Inc	4.125	02/09/16	3,260,617
2,000,000		Mondelez International, Inc	4.000	02/01/24	2,073,284
38,000		PepsiCo, Inc	7.900	11/01/18	44,925
4,175,000		PepsiCo, Inc	3.500	07/17/25	4,285,608
1,125,000		PepsiCo, Inc	4.250	10/22/44	1,113,155
2,075,000		PepsiCo, Inc	4.600	07/17/45	2,169,765
5,300,000	g	Pernod-Ricard S.A.	2.950	01/15/17	5,388,579
100,000		Philip Morris International, Inc	6.375	05/16/38	124,691
825,000	g	Post Holdings, Inc	6.750	12/01/21	825,000
240,000		Post Holdings, Inc	7.375	02/15/22	244,200
1,975,000		Reynolds American, Inc	2.300	06/12/18	1,996,383
1,250,000		Reynolds American, Inc	3.250	06/12/20	1,285,290
2,900,000		Reynolds American, Inc	4.450	06/12/25	3,035,665
430,000		Smithfield Foods, Inc	6.625	08/15/22	453,113
725,000		Tyson Foods, Inc	3.950	08/15/24	738,776
450,000		Tyson Foods, Inc	4.875	08/15/34	458,798
		TOTAL FOOD, BEVERAGE & TOBACCO			43,937,355

HEALTH CARE EQUIPMENT & SERVICES - 1.5%
250,000		Becton Dickinson & Co	1.750	11/08/16	251,381
520,000		Becton Dickinson & Co	3.734	12/15/24	529,582
1,275,000		Becton Dickinson & Co	4.685	12/15/44	1,276,809
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,040,625
3,125,000		CHS/Community Health Systems	6.875	02/01/22	3,191,281
375,000		Covidien International Finance S.A.	3.200	06/15/22	378,790
625,000		Express Scripts Holding Co	3.900	02/15/22	644,332
2,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	2,135,000
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,855,455
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,130,000
1,165,000		HCA, Inc	6.500	02/15/20	1,269,850
975,000		HCA, Inc	5.875	03/15/22	1,045,687
925,000		HealthSouth Corp	5.750	11/01/24	913,437
2,900,000		Kinetic Concepts, Inc	10.500	11/01/18	3,035,575
625,000		Laboratory Corp of America Holdings	2.625	02/01/20	626,540
1,050,000		Laboratory Corp of America Holdings	3.600	02/01/25	1,016,888
1,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	1,235,719
3,325,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	3,225,250
1,725,000		McKesson Corp	4.883	03/15/44	1,735,585
2,200,000		Medtronic, Inc	2.500	03/15/20	2,229,784
2,100,000		Medtronic, Inc	4.625	03/15/45	2,166,620
1,425,000		Owens & Minor, Inc	3.875	09/15/21	1,437,791
153

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,900,000		Quest Diagnostics, Inc	3.500%	03/30/25	$1,845,660
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,202,500
225,000		Tenet Healthcare Corp	6.000	10/01/20	237,375
700,000		Tenet Healthcare Corp	8.125	04/01/22	744,030
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	479,115
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	452,492
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	702,171
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	711,160
2,300,000		Zimmer Holdings, Inc	2.700	04/01/20	2,308,568
2,500,000		Zimmer Holdings, Inc	3.550	04/01/25	2,449,085
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			46,504,137

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
2,100,000		Colgate-Palmolive Co	4.000	08/15/45	2,100,531
375,000		Ecolab, Inc	1.450	12/08/17	373,155
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	376,650
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,850,336

INSURANCE - 1.8%
250,000		Aetna, Inc	1.500	11/15/17	250,248
150,000		Aetna, Inc	6.625	06/15/36	185,242
675,000		Allstate Corp	3.150	06/15/23	682,233
700,000		Allstate Corp	4.500	06/15/43	704,415
1,550,000		American International Group, Inc	2.300	07/16/19	1,562,419
2,725,000		American International Group, Inc	4.500	07/16/44	2,677,274
1,550,000		American International Group, Inc	4.800	07/10/45	1,583,272
9,295,000		Children’s Hospital Medic	4.268	05/15/44	9,053,237
400,000		Chubb Corp	6.000	05/11/37	489,950
80,000		Cigna Corp	5.125	06/15/20	89,346
1,000,000		Cigna Corp	4.500	03/15/21	1,074,635
1,175,000		Cigna Corp	3.250	04/15/25	1,133,352
3,525,000	g	Five Corners Funding Trust	4.419	11/15/23	3,688,193
250,000		Lincoln National Corp	7.000	06/15/40	321,408
3,350,000	g,i	Merna Reinsurance IV Ltd	2.480	04/08/16	3,348,660
525,000		MetLife, Inc	6.750	06/01/16	545,731
3,000,000		MetLife, Inc	4.368	09/15/23	3,224,265
2,250,000		MetLife, Inc	3.000	03/01/25	2,180,954
1,275,000		MetLife, Inc	4.050	03/01/45	1,192,524
1,550,000	i	MetLife, Inc	5.250	12/30/49	1,538,375
1,500,000	g	Onex USI Acquisition Corp	7.750	01/15/21	1,468,125
200,000		Principal Financial Group, Inc	1.850	11/15/17	201,241
750,000		Prudential Financial, Inc	5.400	06/13/35	824,415
750,000		Prudential Financial, Inc	5.100	08/15/43	795,749
1,575,000	i	Prudential Financial, Inc	5.200	03/15/44	1,547,438
3,025,000	i	Prudential Financial, Inc	5.375	05/15/45	3,002,313
300,000	g	Prudential Funding LLC	6.750	09/15/23	366,794
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	170,565
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	429,828
300,000		Travelers Cos, Inc	5.800	05/15/18	331,816
2,800,000		UnitedHealth Group, Inc	2.700	07/15/20	2,865,251
1,375,000		UnitedHealth Group, Inc	3.750	07/15/25	1,421,866
2,800,000		UnitedHealth Group, Inc	4.750	07/15/45	2,958,589
154

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		WellPoint, Inc	4.625%	05/15/42	$492,943
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,024,530
150,000		WR Berkley Corp	5.375	09/15/20	167,249
		TOTAL INSURANCE			54,594,445

MATERIALS - 2.8%
425,000		Alcoa, Inc	5.125	10/01/24	400,562
907,000		Amerigas Partners LP	6.500	05/20/21	911,535
1,350,000	g	Anglo American Capital plc	3.625	05/14/20	1,178,006
1,075,000	g	Anglo American Capital plc	4.875	05/14/25	861,172
750,000		AngloGold Ashanti Holdings plc	5.375	04/15/20	705,938
2,100,000		Barrick Gold Corp	4.100	05/01/23	1,878,673
450,000	g	Belden, Inc	5.500	09/01/22	435,375
800,000	g,h	Berry Plastics Escrow LLC	6.000	10/15/22	802,000
600,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	607,214
1,500,000	g,h	Blue Cube Spinco, Inc	9.750	10/15/23	1,560,000
855,000	g,h	Blue Cube Spinco, Inc	10.000	10/15/25	888,131
750,000	g	Cascades, Inc	5.500	07/15/22	712,500
1,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	1,016,078
1,175,000	g	Cemex Finance LLC	6.000	04/01/24	1,069,250
1,500,000		CF Industries, Inc	7.125	05/01/20	1,763,397
200,000		Corning, Inc	1.450	11/15/17	200,077
1,000,000		Corning, Inc	4.250	08/15/20	1,089,387
300,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	300,155
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	745,409
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,196,199
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,536,758
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	154,321
1,270,000		Crown Americas LLC	6.250	02/01/21	1,316,038
680,000		Crown Americas LLC	4.500	01/15/23	668,100
1,600,000		Dow Chemical Co	3.500	10/01/24	1,530,765
1,500,000		Eagle Spinco, Inc	4.625	02/15/21	1,269,405
2,890,000		Eastman Chemical Co	2.400	06/01/17	2,928,214
450,000		Eastman Chemical Co	3.800	03/15/25	439,462
450,000		EI du Pont de Nemours & Co	4.150	02/15/43	424,489
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,218,500
850,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	537,625
1,600,000		Fibria Overseas Finance Ltd	5.250	05/12/24	1,540,000
1,925,000	g	Georgia-Pacific LLC	2.539	11/15/19	1,934,758
3,000,000	g	Glencore Finance Canada Ltd	3.600	01/15/17	2,788,323
2,000,000	g	Glencore Funding LLC	1.700	05/27/16	1,900,000
9,660,000	g	Glencore Funding LLC	2.125	04/16/18	8,307,600
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	1,593,750
1,500,000	g	Glencore Funding LLC	4.000	04/16/25	1,158,750
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	1,980,000
1,500,000	g	GTL Trade Finance, Inc	5.893	04/29/24	1,233,750
1,000,000		Hexion US Finance Corp	8.875	02/01/18	792,300
3,075,000		Hexion US Finance Corp	6.625	04/15/20	2,613,750
3,750,000		International Paper Co	4.750	02/15/22	4,051,159
600,000		International Paper Co	4.800	06/15/44	554,171
1,500,000	g	Klabin Finance S.A.	5.250	07/16/24	1,327,500
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,313,020
155

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,225,000		LyondellBasell Industries NV	4.625%	02/26/55	$1,042,246
675,000	g	Mexichem SAB de C.V.	5.875	09/17/44	570,375
525,000		Monsanto Co	2.200	07/15/22	486,228
400,000		Monsanto Co	4.200	07/15/34	364,761
1,125,000		Nucor Corp	4.000	08/01/23	1,146,801
1,500,000	g	OCP S.A.	5.625	04/25/24	1,530,060
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,419,500
550,000		Packaging Corp of America	3.650	09/15/24	545,609
525,000		Rio Tinto Finance USA plc	2.250	12/14/18	521,989
680,000		Rock Tenn Co	4.450	03/01/19	724,263
820,000		Rock Tenn Co	4.900	03/01/22	890,039
299	g	Samarco Mineracao S.A.	5.375	09/26/24	246
500,000		Silgan Holdings, Inc	5.000	04/01/20	502,500
1,000,000		Steel Dynamics, Inc	5.125	10/01/21	947,500
650,000		Steel Dynamics, Inc	5.250	04/15/23	594,750
700,000		Teck Resources Ltd	2.500	02/01/18	563,500
500,000		Teck Resources Ltd	3.750	02/01/23	305,000
125,000		Teck Resources Ltd	6.000	08/15/40	68,750
525,000		Teck Resources Ltd	5.200	03/01/42	290,063
1,550,000		Tronox Finance LLC	6.375	08/15/20	984,250
900,000	g	Union Andina de Cementos SAA	5.875	10/30/21	866,250
3,125,000	g	Univar, Inc	6.750	07/15/23	2,906,250
400,000		Vale S.A.	5.625	09/11/42	278,188
		TOTAL MATERIALS			86,982,684

MEDIA - 2.2%
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,512,500
1,400,000		CBS Corp	2.300	08/15/19	1,388,734
1,050,000		CBS Corp	4.000	01/15/26	1,032,771
750,000		CBS Corp	4.600	01/15/45	660,558
1,100,000		CCO Holdings LLC	6.500	04/30/21	1,105,500
2,325,000	g	CCO Safari II LLC	3.579	07/23/20	2,308,039
545,000	g	CCO Safari II LLC	4.464	07/23/22	544,987
2,875,000	g	CCO Safari II LLC	4.908	07/23/25	2,862,373
2,000,000		Cinemark USA, Inc	5.125	12/15/22	1,960,000
3,125,000		Comcast Corp	4.250	01/15/33	3,099,734
1,550,000		Comcast Corp	4.600	08/15/45	1,585,371
3,000,000		DIRECTV Holdings LLC	1.750	01/15/18	2,990,472
2,475,000		DIRECTV Holdings LLC	4.450	04/01/24	2,541,877
650,000		DISH DBS Corp	5.125	05/01/20	602,875
800,000		DISH DBS Corp	5.000	03/15/23	670,000
850,000		DISH DBS Corp	5.875	11/15/24	722,500
1,500,000		Gannett Co, Inc	5.125	10/15/19	1,522,500
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,067,800
160,000	g	Gannett Co, Inc	5.500	09/15/24	155,600
1,000,000		Lamar Media Corp	5.000	05/01/23	985,000
144,000	g	Lynx I Corp	5.375	04/15/21	144,900
780,000	g	Lynx II Corp	6.375	04/15/23	776,100
2,650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	2,660,006
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	701,737
1,000,000		NBC Universal Media LLC	2.875	01/15/23	990,924
700,000		Nielsen Finance LLC	4.500	10/01/20	701,750
156

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$925,000	g	Nielsen Finance LLC	5.000%	04/15/22	$894,937
1,800,000	g	Numericable Group S.A.	6.000	05/15/22	1,734,750
1,450,000		Outfront Media Capital LLC	5.250	02/15/22	1,446,375
300,000	g	Outfront Media Capital LLC	5.625	02/15/24	304,125
600,000		Regal Entertainment Group	5.750	03/15/22	589,500
900,000		Regal Entertainment Group	5.750	06/15/23	868,500
500,000		Regal Entertainment Group	5.750	02/01/25	472,500
1,500,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,484,950
2,100,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,136,750
650,000	g	Sky plc	2.625	09/16/19	654,118
3,000,000		Starz LLC	5.000	09/15/19	2,985,000
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,428,422
475,000		Time Warner Cable, Inc	4.500	09/15/42	375,744
3,600,000		Time Warner, Inc	2.100	06/01/19	3,603,233
1,276,000		Time Warner, Inc	4.875	03/15/20	1,414,630
1,000,000		Time Warner, Inc	4.750	03/29/21	1,087,442
1,000,000		Time Warner, Inc	3.400	06/15/22	1,003,847
275,000		Time Warner, Inc	6.500	11/15/36	319,680
1,250,000		Time Warner, Inc	4.650	06/01/44	1,193,352
750,000	g	Time, Inc	5.750	04/15/22	703,125
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,448,750
3,550,000	g	Univision Communications, Inc	5.125	02/15/25	3,328,125
1,500,000	g	UPCB Finance IV Ltd	5.375	01/15/25	1,410,000
700,000		Viacom, Inc	2.500	12/15/16	707,873
1,500,000		Viacom, Inc	2.500	09/01/18	1,508,031
1,000,000		Viacom, Inc	5.850	09/01/43	928,762
300,000	g	Virgin Media Finance plc	6.000	10/15/24	288,750
		TOTAL MEDIA			71,615,879

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,500,640
1,200,000		AbbVie, Inc	1.750	11/06/17	1,203,565
3,875,000		AbbVie, Inc	2.500	05/14/20	3,853,866
475,000		AbbVie, Inc	2.900	11/06/22	464,568
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,407,837
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,915,518
900,000		Actavis Funding SCS	3.000	03/12/20	901,010
1,450,000		Actavis Funding SCS	3.800	03/15/25	1,402,768
2,450,000		Amgen, Inc	2.200	05/22/19	2,457,480
1,550,000		Amgen, Inc	4.400	05/01/45	1,423,997
1,650,000		Biogen, Inc	2.900	09/15/20	1,663,126
1,300,000		Celgene Corp	2.125	08/15/18	1,310,394
1,550,000		Celgene Corp	2.875	08/15/20	1,564,176
2,400,000		Celgene Corp	3.875	08/15/25	2,401,478
450,000	g	Endo Finance LLC	6.000	02/01/25	439,313
800,000		Gilead Sciences, Inc	2.350	02/01/20	804,573
2,800,000		Gilead Sciences, Inc	2.550	09/01/20	2,817,710
1,350,000		Gilead Sciences, Inc	3.700	04/01/24	1,381,926
1,425,000		Gilead Sciences, Inc	3.650	03/01/26	1,429,835
575,000		Mylan, Inc	2.550	03/28/19	566,566
1,650,000		Perrigo Co plc	2.300	11/08/18	1,632,246
450,000		Perrigo Co plc	4.000	11/15/23	447,460
157

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,100,000		Perrigo Finance plc	3.900%	12/15/24	$2,069,134
400,000		Perrigo Finance plc	4.900	12/15/44	380,225
2,850,000	g	Roche Holdings, Inc	2.250	09/30/19	2,893,862
1,000,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	1,017,500
3,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	3,060,000
525,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	540,750
425,000	g	VRX Escrow Corp	6.125	04/15/25	407,108
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			47,358,631

REAL ESTATE - 0.9%
150,000		AMB Property LP	4.500	08/15/17	157,388
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	930,537
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,700,050
170,000		Camden Property Trust	4.625	06/15/21	183,447
1,250,000		Camden Property Trust	2.950	12/15/22	1,213,041
350,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	311,500
1,000,000		Communications Sales & Leasing, Inc	8.250	10/15/23	855,000
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	749,721
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,058,305
500,000		Developers Diversified Realty Corp	7.875	09/01/20	610,833
1,000,000		Equinix, Inc	4.875	04/01/20	1,017,500
1,500,000		Equinix, Inc	5.375	01/01/22	1,492,500
1,000,000		Equinix, Inc	5.750	01/01/25	992,500
550,000		Equity One, Inc	3.750	11/15/22	538,885
775,000		Essex Portfolio LP	3.375	01/15/23	772,673
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	224,148
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	146,886
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,458,016
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	450,123
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	318,632
1,783,000		Highwoods Realty LP	5.850	03/15/17	1,897,832
700,000		Kilroy Realty LP	3.800	01/15/23	696,865
650,000		Kilroy Realty LP	4.375	10/01/25	656,182
325,000		Liberty Property LP	4.125	06/15/22	333,024
500,000		Mid-America Apartments LP	4.300	10/15/23	513,603
1,000,000		Mid-America Apartments LP	3.750	06/15/24	982,100
275,000		National Retail Properties, Inc	3.800	10/15/22	278,820
525,000		National Retail Properties, Inc	3.300	04/15/23	511,097
25,000		Regency Centers LP	5.875	06/15/17	26,665
875,000		Regency Centers LP	3.900	11/01/25	882,268
210,000		Simon Property Group LP	10.350	04/01/19	264,070
750,000	g	Trust F/1401	5.250	12/15/24	766,875
850,000		Ventas Realty LP	4.125	01/15/26	857,171
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,136,938
450,000		Weingarten Realty Investors	3.500	04/15/23	442,193
400,000		Weingarten Realty Investors	4.450	01/15/24	415,474
925,000		Weingarten Realty Investors	3.850	06/01/25	917,668
		TOTAL REAL ESTATE			26,760,530

RETAILING - 0.7%
3,450,000	g	Argos Merger Sub, Inc	7.125	03/15/23	3,488,812
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,759,500
158

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,500,000		AutoNation, Inc	5.500%	02/01/20	$4,927,500
875,000		AutoNation, Inc	3.350	01/15/21	884,475
1,000,000		AutoZone, Inc	3.250	04/15/25	981,351
480,000	g	Family Tree Escrow LLC	5.750	03/01/23	498,000
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	768,924
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,128,750
625,000		Limited Brands, Inc	6.625	04/01/21	693,750
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,104,162
1,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	1,926,343
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	712,747
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	318,783
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	358,550
150,000		QVC, Inc	5.125	07/02/22	154,248
550,000		Tiffany & Co	3.800	10/01/24	543,821
		TOTAL RETAILING			21,249,716

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
1,425,000		Intel Corp	2.450	07/29/20	1,444,002
2,400,000		Intel Corp	3.700	07/29/25	2,465,803
1,450,000		Intel Corp	4.900	07/29/45	1,501,372
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	801,062
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			6,212,239

SOFTWARE & SERVICES - 0.9%
2,805,000	g	Audatex North America, Inc	6.000	06/15/21	2,810,582
1,000,000		Baidu, Inc	3.000	06/30/20	993,475
1,225,000	g	BMC Software Finance, Inc	8.125	07/15/21	989,953
6,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	6,270,552
1,500,000		Fiserv, Inc	2.700	06/01/20	1,511,925
1,475,000		Microsoft Corp	3.500	02/12/35	1,372,224
2,350,000		NCR Corp	5.875	12/15/21	2,303,000
1,000,000	g	Open Text Corp	5.625	01/15/23	991,875
3,800,000		Oracle Corp	2.500	05/15/22	3,745,189
2,550,000		Oracle Corp	4.125	05/15/45	2,407,646
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	719,050
820,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	769,775
1,900,000	g	SS&C Technologies Holdings, Inc	5.875	07/15/23	1,933,250
3,000,000		Xerox Corp	2.950	03/15/17	3,051,258
		TOTAL SOFTWARE & SERVICES			29,869,754

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
3,000,000		Amphenol Corp	1.550	09/15/17	3,002,019
725,000		Amphenol Corp	3.125	09/15/21	732,826
100,000		CC Holdings GS V LLC	2.381	12/15/17	100,700
700,000	g	CommScope, Inc	5.000	06/15/21	684,250
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,146,000
1,000,000		Flextronics International Ltd	4.625	02/15/20	1,030,000
75,000		General Electric Co	5.250	12/06/17	81,226
25,000		General Electric Co	2.700	10/09/22	25,072
1,000,000		Hewlett-Packard Co	3.000	09/15/16	1,018,657
1,700,000		Hewlett-Packard Co	2.750	01/14/19	1,735,928
575,000		Hewlett-Packard Co	3.750	12/01/20	594,538
159

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,300,000	g,h	Hewlett-Packard Enterprise Co	3.600%	10/15/20	$1,299,636
1,400,000	g,h	Hewlett-Packard Enterprise Co	4.900	10/15/25	1,396,150
1,230,000	g	International Game Technology	5.625	02/15/20	1,193,100
1,070,000	g	International Game Technology	6.250	02/15/22	995,100
2,070,000	g	International Game Technology	6.500	02/15/25	1,863,000
2,900,000	g	Keysight Technologies, Inc	4.550	10/30/24	2,825,728
2,985,000		L-3 Communications Corp	3.950	11/15/16	3,060,446
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,122,066
1,025,000	g	Millicom International Cellular S.A.	6.000	03/15/25	925,062
1,575,000	g	NXP BV	3.750	06/01/18	1,578,937
1,500,000		QUALCOMM, Inc	3.450	05/20/25	1,417,017
500,000		Scientific Games Corp	8.125	09/15/18	465,000
1,000,000	g	Scientific Games International, Inc	7.000	01/01/22	987,500
1,000,000		Scientific Games International, Inc	10.000	12/01/22	870,000
1,500,000		Seagate HDD Cayman	4.750	01/01/25	1,436,629
1,700,000	g	Seagate HDD Cayman	4.875	06/01/27	1,581,996
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,344,125
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,389,310
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,945,958
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,538,523
4,425,000	g	Zebra Technologies Corp	7.250	10/15/22	4,712,625
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			47,099,124

TELECOMMUNICATION SERVICES - 2.4%
1,750,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	1,717,429
2,200,000	g	Altice Financing S.A.	6.625	02/15/23	2,112,000
550,000		American Tower Corp	3.500	01/31/23	530,051
1,975,000		AT&T, Inc	1.400	12/01/17	1,964,740
2,225,000		AT&T, Inc	2.450	06/30/20	2,194,462
1,200,000		AT&T, Inc	2.625	12/01/22	1,144,500
2,750,000		AT&T, Inc	3.400	05/15/25	2,625,986
2,975,000		AT&T, Inc	4.500	05/15/35	2,728,227
1,050,000		AT&T, Inc	4.750	05/15/46	962,667
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,581,720
1,000,000		Citizens Communications Co	7.125	03/15/19	979,500
1,500,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	1,537,500
1,900,000	g	CommScope Technologies Finance LLC	6.000	06/15/25	1,822,822
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	760,082
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	421,781
750,000	g	ENTEL Chile S.A.	4.875	10/30/24	746,298
1,750,000	g	ENTEL Chile S.A.	4.750	08/01/26	1,683,486
2,250,000		GCI, Inc	6.875	04/15/25	2,261,250
1,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	937,500
550,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	452,375
1,000,000		Intelsat Luxembourg S.A.	6.750	06/01/18	846,250
500,000	g	Oi S.A.	5.750	02/10/22	232,500
3,271,000		Orange S.A.	2.750	09/14/16	3,322,185
500,000		Orange S.A.	5.500	02/06/44	544,960
150,000		Sprint Corp	7.250	09/15/21	122,812
2,000,000	g	Telecom Italia S.p.A	5.303	05/30/24	1,955,000
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,010,423
1,150,000		Telefonica Emisiones SAU	4.570	04/27/23	1,202,971
160

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		T-Mobile USA, Inc	6.464%	04/28/19	$1,017,500
3,000,000		T-Mobile USA, Inc	6.542	04/28/20	3,048,750
925,000		T-Mobile USA, Inc	6.375	03/01/25	883,375
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,800,310
5,275,000		Verizon Communications, Inc	2.625	02/21/20	5,306,877
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,642,280
975,000		Verizon Communications, Inc	4.150	03/15/24	1,008,890
40,000		Verizon Communications, Inc	6.400	09/15/33	45,854
4,475,000		Verizon Communications, Inc	4.400	11/01/34	4,165,760
7,513,000		Verizon Communications, Inc	4.272	01/15/36	6,801,429
61,000		Verizon Communications, Inc	6.000	04/01/41	66,586
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,077,918
2,732,000		Verizon Communications, Inc	5.012	08/21/54	2,498,835
591,000		Verizon Communications, Inc	4.672	03/15/55	509,224
1,675,000	g	VimpelCom Holdings BV	5.950	02/13/23	1,524,927
1,450,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	1,435,500
1,500,000		Windstream Corp	7.750	10/01/21	1,162,500
1,425,000		Windstream Corp	6.375	08/01/23	1,026,855
		TOTAL TELECOMMUNICATION SERVICES			73,424,847

TRANSPORTATION - 1.5%
1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,265,305
1,275,000	g	AP Moeller-Maersk A.S.	2.550	09/22/19	1,283,300
1,225,000	g	AP Moeller-Maersk A.S.	3.750	09/22/24	1,238,292
655,000	g	Asciano Finance Ltd	5.000	04/07/18	694,455
750,000	g	Bombardier, Inc	7.500	03/15/18	697,500
1,000,000	g	Bombardier, Inc	5.500	09/15/18	865,000
600,000	g	Bombardier, Inc	7.750	03/15/20	510,000
600,000	g	Bombardier, Inc	6.125	01/15/23	441,000
1,000,000	g	Bombardier, Inc	7.500	03/15/25	750,000
225,000		Bristow Group, Inc	6.250	10/15/22	193,500
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	1,936,518
650,000		Canadian Pacific Railway Co	4.800	08/01/45	651,556
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,074,319
900,000		FedEx Corp	2.300	02/01/20	904,085
1,100,000		FedEx Corp	3.200	02/01/25	1,067,532
900,000		FedEx Corp	4.100	02/01/45	815,734
1,063,000		GATX Corp	1.250	03/04/17	1,057,369
2,115,000		GATX Corp	2.375	07/30/18	2,117,060
4,800,000		GATX Corp	2.500	07/30/19	4,803,912
1,000,000		GATX Corp	3.250	03/30/25	946,110
1,000,000		GATX Corp	5.200	03/15/44	1,027,103
1,500,000		GATX Corp	4.500	03/30/45	1,326,702
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	1,597,715
4,900,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	4,815,647
2,875,000		Kansas City Southern Railway Co	4.950	08/15/45	2,900,076
1,500,000	g	KLX, Inc	5.875	12/01/22	1,459,215
1,000,000	g	Latam Airlines Group S.A.	7.250	06/09/20	885,000
2,300,000		Norfolk Southern Corp	4.450	06/15/45	2,223,727
375,000		Northrop Grumman Corp	1.750	06/01/18	373,872
600,000		Southwest Airlines Co	2.750	11/06/19	611,431
800,000	g	TTX Co	3.600	01/15/25	809,026
161

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$525,000		United Parcel Service, Inc	3.625%	10/01/42	$499,966
		TOTAL TRANSPORTATION			43,842,027

UTILITIES – 3.0%
2,000,000		AerCap Ireland Capital Ltd	2.750	05/15/17	1,970,000
750,000	i	AES Corp	3.324	06/01/19	712,500
425,000		AES Corp	4.875	05/15/23	372,937
1,000,000	g	AES Panama SRL	6.000	06/25/22	980,000
700,000		Alabama Power Co	4.150	08/15/44	674,717
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	2,990,739
250,000		Atmos Energy Corp	8.500	03/15/19	299,562
1,700,000		Atmos Energy Corp	4.125	10/15/44	1,610,556
1,250,000	g	Autoridad del Canal de Panama	4.950	07/29/35	1,238,534
5,000,000		Berkshire Hathaway Energy Co	2.000	11/15/18	5,011,710
1,075,000		Berkshire Hathaway Energy Co	3.500	02/01/25	1,081,462
925,000		Black Hills Corp	4.250	11/30/23	974,822
492,000	g	Calpine Corp	7.875	01/15/23	526,440
250,000		Carolina Power & Light Co	5.300	01/15/19	278,448
275,000		Carolina Power & Light Co	5.700	04/01/35	327,287
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	358,984
1,100,000	g	CEZ AS.	4.250	04/03/22	1,157,603
1,000,000		CMS Energy Corp	5.050	03/15/22	1,099,120
200,000		Commonwealth Edison Co	5.900	03/15/36	241,643
200,000		Connecticut Light & Power Co	5.500	02/01/19	224,449
500,000		Connecticut Light & Power Co	4.300	04/15/44	513,172
750,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	711,424
725,000		Dominion Gas Holdings LLC	3.600	12/15/24	722,137
1,275,000		Dominion Gas Holdings LLC	4.600	12/15/44	1,214,167
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	219,688
1,000,000		Duke Energy Corp	2.100	06/15/18	1,011,048
825,000		Duke Energy Ohio, Inc	3.800	09/01/23	874,163
1,000,000		Duke Energy Progress, Inc	4.150	12/01/44	1,006,733
1,250,000	g,i	Electricite de France	5.625	12/30/49	1,235,000
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,225,250
1,450,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,361,912
525,000	g	Eskom Holdings SOC Ltd	7.125	02/11/25	493,988
1,775,000		Exelon Corp	3.950	06/15/25	1,792,287
1,250,000		Exelon Corp	5.100	06/15/45	1,277,400
2,100,000		Ferrellgas Partners LP	6.500	05/01/21	1,963,500
1,550,000		Ferrellgas Partners LP	6.750	01/15/22	1,441,500
1,000,000	g	Ferrellgas Partners LP	6.750	06/15/23	910,000
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	689,812
250,000		Indiana Michigan Power Co	7.000	03/15/19	289,111
125,000		Integrys Energy Group, Inc	4.170	11/01/20	134,350
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,653,125
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	563,125
700,000	g	Israel Electric Corp Ltd	5.000	11/12/24	714,252
100,000	g	Kansas Gas & Electric	6.700	06/15/19	116,364
1,075,000	g	KazMunayGas National Co JSC	4.400	04/30/23	903,000
500,000	g	KazMunayGas National Co JSC	4.875	05/07/25	420,000
1,300,000	g	KazMunayGas National Co JSC	5.750	04/30/43	939,250
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,365,038
162

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Kinder Morgan, Inc	3.450%	02/15/23	$887,491
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,534,350
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	750,442
350,000		LG&E and KU Energy LLC	3.750	11/15/20	365,793
2,250,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,225,540
800,000		MPLX LP	4.000	02/15/25	734,106
1,000,000		Nevada Power Co	5.450	05/15/41	1,156,097
750,000		NiSource Finance Corp	4.800	02/15/44	776,213
750,000		Northeast Utilities	1.600	01/15/18	746,862
1,500,000		Northeast Utilities	1.450	05/01/18	1,488,161
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,520,625
500,000		NRG Energy, Inc	6.625	03/15/23	460,000
1,300,000		NSTAR Electric Co	4.400	03/01/44	1,340,885
750,000		NTPC Ltd	5.625	07/14/21	822,052
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,221,762
1,000,000	g	Oncor Electric Delivery Co LLC	3.750	04/01/45	888,732
325,000		Pacific Gas & Electric Co	8.250	10/15/18	385,337
1,275,000		Pacific Gas & Electric Co	4.300	03/15/45	1,265,216
250,000		Pepco Holdings, Inc	2.700	10/01/15	250,000
1,000,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	943,703
50,000		Potomac Electric Power Co	7.900	12/15/38	72,236
500,000		PPL Capital Funding, Inc	4.200	06/15/22	525,664
275,000		Progress Energy, Inc	7.050	03/15/19	318,293
550,000		Public Service Co of Colorado	4.750	08/15/41	602,496
400,000		Public Service Co of Oklahoma	5.150	12/01/19	448,731
4,500,000		Sabine Pass LNG LP	7.500	11/30/16	4,601,250
975,000		Sempra Energy	2.875	10/01/22	956,460
2,000,000		Sempra Energy	4.050	12/01/23	2,089,088
3,000,000	g	Solar Star Funding LLC	3.950	06/30/35	3,027,330
1,000,000		Southern California Edison Co	4.650	10/01/43	1,084,434
1,550,000		Spectra Energy Partners LP	4.500	03/15/45	1,315,538
200,000		Tampa Electric Co	4.100	06/15/42	196,780
200,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	187,250
450,000		WEC Energy Group, Inc	3.550	06/15/25	457,240
575,000		Williams Partners LP	4.500	11/15/23	539,122
925,000		Williams Partners LP	4.900	01/15/45	689,129
850,000		Wisconsin Power & Light Co	4.100	10/15/44	833,271
1,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	1,013,056
215,000		Xcel Energy, Inc	4.800	09/15/41	222,303
		TOTAL UTILITIES			87,835,347

		TOTAL CORPORATE BONDS			1,275,912,224
		(Cost $1,306,847,294)

GOVERNMENT BONDS - 34.8%

AGENCY SECURITIES - 0.2%
1,250,000		Amber Circle Funding Ltd	3.250	12/04/22	1,238,275
3,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	3,121,230
3,000,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	2,924,679
		TOTAL AGENCY SECURITIES			7,284,184
163

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
FOREIGN GOVERNMENT BONDS - 3.2%
	$1,535,000	g	Banque Centrale de Tunisie S.A.	5.750%	01/30/25	$1,462,087
	640,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	723,200
	1,397,038	g	Brazil Loan Trust	5.477	07/24/23	1,173,512
	1,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	790,000
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,026,495
	$900,000		Brazilian Government International Bond	2.625	01/05/23	729,000
	1,525,000		Brazilian Government International Bond	4.250	01/07/25	1,334,375
	1,480,000		Brazilian Government International Bond	5.000	01/27/45	1,106,300
	425,000		Colombia Government International Bond	2.625	03/15/23	377,825
COP	1,667,000,000		Colombia Government International Bond	4.375	03/21/23	442,150
	$1,500,000		Colombia Government International Bond	4.500	01/28/26	1,458,750
	1,805,000		Colombia Government International Bond	5.625	02/26/44	1,683,162
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,382,062
	1,570,000	g	Croatia Government International Bond	6.375	03/24/21	1,688,309
	700,000	g	Croatia Government International Bond	5.500	04/04/23	717,500
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,414,778
	$1,500,000	g	Dominican Republic International Bond	5.500	01/27/25	1,447,500
	1,500,000	g	Ecuador Government International Bond	10.500	03/24/20	1,125,000
	1,600,000	g	Egypt Government International Bond	5.875	06/11/25	1,512,000
IDR	11,500,000,000		European Bank for Reconstruction & Development	7.250	02/08/16	761,661
TRY	3,425,000		European Investment Bank	5.750	04/03/18	1,000,041
	$275,000		European Investment Bank	4.875	02/15/36	346,183
	600,000		Export-Import Bank of Korea	1.250	11/20/15	600,295
	550,000		Export-Import Bank of Korea	1.750	02/27/18	547,500
	2,267,000	g	Gabonese Republic	8.200	12/12/17	2,287,403
	550,000	g	Guatemala Government Bond	5.750	06/06/22	576,125
	900,000	g	Guatemala Government Bond	4.875	02/13/28	875,250
	2,350,000		Hungary Government International Bond	5.750	11/22/23	2,614,375
	1,500,000	g	Indonesia Government International Bond	6.875	03/09/17	1,606,855
	750,000	g	Indonesia Government International Bond	3.375	04/15/23	683,435
	820,000		Israel Government International Bond	4.500	01/30/43	823,362
	630,000		Italy Government International Bond	6.875	09/27/23	799,467
	1,300,000	g,i	Ivory Coast Government International Bond	5.750	12/31/32	1,125,498
	1,500,000		Jamaica Government International Bond	7.875	07/28/45	1,500,000
	1,000,000	g	Kazakhstan Government International Bond	6.500	07/21/45	939,150
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,021,273
	750,000		Korea Development Bank	2.500	03/11/20	757,695
	4,425,000	g	Korea Housing Finance Corp	1.625	09/15/18	4,363,484
MXN	19,540,000		Mexican Bonos	8.000	12/07/23	1,302,551
	$1,750,000		Mexico Government International Bond	3.500	01/21/21	1,780,625
	750,000		Mexico Government International Bond	3.625	03/15/22	756,750
	1,050,000		Mexico Government International Bond	4.000	10/02/23	1,069,425
	500,000	g	Morocco Government International Bond	4.250	12/11/22	505,000
	145,000,000		Nigeria Government Bond	15.100	04/27/17	729,148
NGN	360,000,000		Nigeria Government Bond	15.540	02/13/20	1,824,752
	$1,843,000	g	Nigeria Government International Bond	6.375	07/12/23	1,629,949
	3,000,000		North American Development Bank	2.300	10/10/18	3,067,938
	1,000,000		North American Development Bank	2.400	10/26/22	990,674
	1,500,000	g	Pakistan Government International Bond	8.250	09/30/25	1,529,772
	500,000		Panama Government International Bond	5.200	01/30/20	539,375
	1,100,000		Panama Government International Bond	3.750	03/16/25	1,064,250
164

TIAA-CREF FUNDS - Bond Plus Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
PHP	45,000,000		Philippine Government International Bond	3.900%	11/26/22	$933,793
	$1,250,000		Philippine Government International Bond	4.200	01/21/24	1,370,246
	1,225,000		Poland Government International Bond	4.000	01/22/24	1,295,438
	1,500,000		Province of Manitoba Canada	3.050	05/14/24	1,553,585
	1,000,000		Province of Quebec Canada	3.500	07/29/20	1,078,366
	1,600,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	1,509,600
	1,025,000	g	Republic of Azerbaijan International Bond	4.750	03/18/24	958,375
	2,645,000	g	Republic of Ghana	8.125	01/18/26	2,195,879
	1,300,000	g	Republic of Latvia	2.750	01/12/20	1,321,125
	1,175,000	g	Republic of Paraguay	6.100	08/11/44	1,148,563
	400,000	g	Republic of Serbia	5.875	12/03/18	417,500
	450,000	g	Republic of Serbia	7.250	09/28/21	504,000
	570,725	g,i	Republic of Serbia	6.750	11/01/24	581,284
	163,064	i	Republic of Serbia	6.750	11/01/24	166,081
	1,000,000		Republic of Turkey	7.500	07/14/17	1,078,750
	1,500,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,512,510
	1,285,000	g	Slovenia Government International Bond	5.500	10/26/22	1,443,060
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	3,721,615
	$750,000		South Africa Government International Bond	6.875	05/27/19	836,190
	1,850,000		South Africa Government International Bond	4.665	01/17/24	1,831,500
	6,500,000		Turkey Government International Bond	6.750	04/03/18	7,014,800
	2,850,000		Turkey Government International Bond	5.625	03/30/21	2,974,688
	600,000		Turkey Government International Bond	6.875	03/17/36	648,900
	500,000		United Mexican States	5.125	01/15/20	550,000
	1,000,000		Uruguay Government International Bond	5.100	06/18/50	877,500
	1,300,000	g	Zambia Government International Bond	8.970	07/30/27	1,027,000
			TOTAL FOREIGN GOVERNMENT BONDS			100,163,614

MORTGAGE BACKED - 17.9%
	783,774		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/34	825,554
	3,363,787	i	FHLMC	0.817	07/15/37	3,419,381
	4,119,901	i	FHLMC	0.657	09/15/42	4,158,422
	2,011,484		FHLMC	3.000	09/15/42	2,037,806
	230,221	i	FHLMC	0.557	10/15/42	230,883
	677,819	i	FHLMC	0.557	07/15/45	679,878
	3,591		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	3,656
	11,298		FGLMC	7.000	10/01/20	12,028
	20,280		FGLMC	6.500	01/01/29	23,192
	9,000,000	h	FGLMC	3.000	11/15/30	9,348,048
	2,142		FGLMC	8.000	01/01/31	2,489
	372,391		FGLMC	5.500	12/01/33	415,310
	497,581		FGLMC	7.000	12/01/33	590,339
	277,149		FGLMC	5.000	01/01/34	308,844
	137,053		FGLMC	4.500	10/01/34	148,318
	204,019		FGLMC	5.500	03/01/35	226,894
	176,221		FGLMC	7.000	05/01/35	209,234
	27,594		FGLMC	5.000	02/01/36	30,374
	462		FGLMC	6.500	05/01/36	528
	232,884		FGLMC	5.000	04/01/38	258,206
	269,467		FGLMC	4.500	11/01/40	298,553
	1,885,154		FGLMC	4.000	12/01/40	2,026,634
	302,598		FGLMC	4.500	12/01/40	334,206
165

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,144,200		FGLMC	3.500%	04/01/44	$9,611,150
3,584,305		FGLMC	4.000	08/01/44	3,876,723
4,643,139		FGLMC	4.000	09/01/44	5,030,417
1,920,394		FGLMC	4.500	10/01/44	2,138,021
279,079		FGLMC	4.500	11/01/44	310,737
355,685		FGLMC	4.500	11/01/44	395,989
222,207		FGLMC	4.500	12/01/44	247,408
143,809		FGLMC	4.500	12/01/44	157,762
1,980,900		FGLMC	3.500	04/01/45	2,077,007
3,966,676		FGLMC	3.500	07/01/45	4,140,677
8,042,093		FGLMC	3.500	09/01/45	8,380,500
6,000,000	h	FGLMC	3.500	10/01/45	6,283,673
2,000,000	h	FGLMC	3.000	10/15/45	2,021,969
13,000,000	h	FGLMC	4.000	10/15/45	13,840,938
9,396		Federal National Mortgage Association (FNMA)	8.000	03/01/23	9,801
5,279		FNMA	9.000	11/01/25	6,106
1,905,497		FNMA	2.500	10/01/27	1,961,382
4,516		FNMA	7.500	01/01/29	5,198
863,141	h	FNMA	3.000	01/01/30	900,206
1,117,962	h	FNMA	3.000	06/01/30	1,166,094
1,866,626	h	FNMA	3.000	07/01/30	1,947,127
3,553,430		FNMA	2.500	08/01/30	3,627,330
10,000,000	h	FNMA	2.500	10/25/30	10,197,656
5,000,000	h	FNMA	3.000	10/25/30	5,207,435
7,000,000	h	FNMA	3.500	10/25/30	7,394,843
8,000,000	h	FNMA	2.500	11/25/30	8,144,687
125,146		FNMA	7.000	07/01/32	134,611
36,600		FNMA	4.500	03/25/33	37,304
1,914,712		FNMA	5.000	06/01/33	2,120,048
170,818		FNMA	4.500	10/01/33	186,696
4,171,980		FNMA	5.000	10/01/33	4,619,107
1,500,000		FNMA	3.000	10/25/33	1,519,310
172,770		FNMA	5.000	11/01/33	192,090
251,577		FNMA	5.000	11/01/33	277,029
6,586,319		FNMA	3.000	01/01/35	6,834,709
176,368		FNMA	5.500	02/01/35	198,481
7,999,343		FNMA	5.000	05/01/35	8,828,961
4,474,920		FNMA	5.000	10/01/35	4,930,749
5,063,185		FNMA	5.500	08/01/37	5,694,444
26,642		FNMA	6.000	09/01/37	30,660
27,050		FNMA	6.000	09/01/37	31,031
78,347		FNMA	6.500	09/01/37	89,504
1,863,992		FNMA	5.500	11/01/38	2,173,170
1,171,808		FNMA	5.500	12/01/38	1,330,781
148,809		FNMA	4.000	07/01/39	160,550
359,156		FNMA	5.500	08/01/39	406,794
626,454		FNMA	4.500	10/01/39	680,650
795,732		FNMA	5.500	04/01/40	895,567
689,987		FNMA	4.500	06/01/40	750,406
728,407		FNMA	5.000	08/01/40	804,495
1,526,002		FNMA	5.000	09/01/40	1,683,565
674,112		FNMA	4.500	10/01/40	732,662
166

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$196,826		FNMA	6.000%	10/01/40	$222,616
1,964,208		FNMA	4.500	11/01/40	2,131,252
720,840		FNMA	4.500	11/01/40	783,537
1,757,770		FNMA	5.000	05/01/41	1,942,209
3,712,980		FNMA	3.000	08/25/41	3,842,492
1,015,283	h	FNMA	4.500	11/01/41	1,104,466
5,702,854		FNMA	5.500	12/01/41	6,520,066
1,281,039		FNMA	3.500	02/01/42	1,340,163
403,272		FNMA	4.500	03/01/42	444,641
2,230,304		FNMA	4.500	04/01/42	2,425,266
7,000,000		FNMA	3.500	04/25/42	7,362,439
4,824,086	i	FNMA	0.694	08/25/42	4,861,511
41,414		FNMA	3.000	10/01/42	42,139
42,279		FNMA	3.000	10/01/42	43,037
2,239,279		FNMA	3.000	10/01/42	2,279,727
106,924		FNMA	3.000	11/01/42	108,774
4,445,984	i	FNMA	0.594	11/25/42	4,446,722
7,941,059		FNMA	3.500	11/25/42	1,487,348
409,385		FNMA	3.000	12/01/42	416,546
52,254		FNMA	3.000	12/01/42	53,037
6,727		FNMA	3.000	12/01/42	6,844
7,983,058		FNMA	3.000	01/01/43	8,120,256
3,597,954		FNMA	3.000	01/01/43	3,659,084
4,811,182		FNMA	3.000	02/01/43	4,894,390
120,181		FNMA	3.000	02/01/43	122,227
5,651,640		FNMA	3.000	02/01/43	5,749,193
10,157,010		FNMA	3.000	02/01/43	10,332,403
269,063		FNMA	3.000	02/01/43	273,731
15,843,587		FNMA	3.000	02/01/43	16,116,610
549,745		FNMA	3.000	02/01/43	559,187
24,636		FNMA	3.000	03/01/43	25,058
44,594		FNMA	3.000	03/01/43	45,343
3,554,043		FNMA	3.000	03/01/43	3,615,207
1,735,942		FNMA	3.000	03/01/43	1,765,760
122,880		FNMA	3.000	03/01/43	124,723
28,601		FNMA	3.000	03/01/43	29,084
2,928,583	i	FNMA	0.544	03/25/43	2,926,061
29,702		FNMA	3.000	04/01/43	30,225
1,785,964		FNMA	3.000	04/01/43	1,816,476
60,280		FNMA	3.000	04/01/43	61,307
13,495		FNMA	3.000	04/01/43	13,726
10,772		FNMA	3.000	04/01/43	10,954
31,282		FNMA	3.000	04/01/43	31,852
307,872		FNMA	3.000	04/01/43	313,138
41,080		FNMA	3.000	04/01/43	41,776
64,575		FNMA	3.000	04/01/43	65,670
36,828		FNMA	3.000	04/01/43	37,457
3,935,616		FNMA	3.000	05/01/43	4,002,652
4,403,531		FNMA	4.000	11/01/43	4,779,775
254,676		FNMA	4.000	04/01/44	274,869
886,232		FNMA	4.000	06/01/44	956,214
870,276		FNMA	4.000	06/01/44	939,234
2,040,474		FNMA	4.500	06/01/44	2,261,681
167

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$966,819		FNMA	4.000%	07/01/44	$1,043,153
241,656		FNMA	4.000	07/01/44	260,749
259,602		FNMA	4.000	08/01/44	280,122
204,750		FNMA	4.000	08/01/44	220,917
1,732,856		FNMA	4.000	08/01/44	1,869,699
2,375,342		FNMA	4.000	08/01/44	2,562,906
180,553		FNMA	4.000	09/01/44	194,819
235,415		FNMA	4.000	09/01/44	254,038
1,106,670		FNMA	4.000	10/01/44	1,193,728
5,819,650		FNMA	4.500	10/01/44	6,451,294
1,027,531	h	FNMA	3.500	11/01/44	1,075,041
1,044,330		FNMA	4.000	12/01/44	1,130,176
1,920,220		FNMA	4.000	12/01/44	2,072,099
836,332		FNMA	4.000	12/01/44	905,729
2,085,233		FNMA	4.000	01/01/45	2,250,216
1,958,023		FNMA	3.500	02/01/45	2,048,556
586,901		FNMA	3.500	03/01/45	613,014
351,121		FNMA	3.500	03/01/45	368,664
848,414		FNMA	4.500	03/01/45	940,622
303,901		FNMA	4.000	05/01/45	327,959
678,223		FNMA	4.000	06/01/45	731,930
11,000,000	h	FNMA	3.500	10/25/45	11,478,676
7,000,000	h	FNMA	4.500	10/25/45	7,589,532
2,000,000	h	FNMA	5.000	10/25/45	2,203,984
5,000,000	h	FNMA	3.000	11/25/45	5,059,297
19,000,000	h	FNMA	3.500	11/25/45	19,784,499
31,000,000	h	FNMA	4.000	11/25/45	33,012,582
15,000,000	h	FNMA	4.500	11/25/45	16,249,805
31,000,000	h	FNMA	3.500	12/25/45	32,209,738
8,000,000	h	FNMA	5.000	12/25/45	8,802,185
12,982		Government National Mortgage Association (GNMA)	7.500	11/15/23	14,552
3,278		GNMA	7.500	08/15/28	3,325
16,391		GNMA	6.500	12/15/28	18,795
53,036		GNMA	6.500	03/15/29	61,284
17,274		GNMA	8.500	10/20/30	21,196
4,962		GNMA	7.000	06/20/31	6,111
125,621		GNMA	5.000	02/15/33	138,260
42,683		GNMA	5.500	07/15/33	48,772
527,379		GNMA	5.000	09/15/33	584,201
5,000,000		GNMA	3.700	10/15/33	5,400,981
85,216		GNMA	5.500	11/20/33	96,217
338,995		GNMA	5.500	02/20/35	382,302
110,826		GNMA	5.500	03/20/35	124,994
45,279		GNMA	6.000	10/20/36	51,308
47,824		GNMA	6.000	01/20/37	54,232
73,037		GNMA	6.000	02/20/37	82,778
63,349		GNMA	5.000	04/15/38	70,199
48,921		GNMA	5.500	07/15/38	54,881
94,554		GNMA	5.500	07/20/38	105,296
37,854		GNMA	6.000	08/20/38	42,506
82,111		GNMA	5.000	07/20/39	91,288
168

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,210,358		GNMA	3.500%	10/20/42	$2,148,474
876,676		GNMA	3.500	07/15/43	922,812
1,036,746		GNMA	3.500	02/15/45	1,091,575
779,839	h	GNMA	4.000	04/15/45	833,774
1,165,736	h	GNMA	4.000	04/15/45	1,248,222
1,972,852	h	GNMA	4.000	04/15/45	2,109,008
4,965,112	h	GNMA	4.000	05/15/45	5,308,458
7,000,000	h	GNMA	3.000	10/20/45	7,146,835
5,000,000	h	GNMA	3.500	10/20/45	5,240,039
16,000,000	h	GNMA	3.500	10/20/45	16,731,250
14,000,000	h	GNMA	4.000	10/20/45	14,966,875
16,000,000		GNMA	4.000	10/24/45	17,067,501
11,000,000	h	GNMA	3.500	11/20/45	11,502,731
8,000,000	h	GNMA	3.000	12/20/45	8,134,065
		TOTAL MORTGAGE BACKED			550,963,968

MUNICIPAL BONDS - 4.9%
1,000,000		Anaheim City School District	3.324	08/01/21	1,057,720
1,000,000		Anaheim City School District	3.825	08/01/23	1,074,680
2,500,000		Arizona School Facilities Board	2.078	09/01/18	2,544,200
880,000		California Earthquake Authority	1.194	07/01/16	882,077
2,535,000		California Earthquake Authority	2.805	07/01/19	2,581,441
5,000,000		California Housing Finance Agency	2.966	08/01/22	5,034,650
3,500,000		City of Austin TX Electric Utility Revenue	4.663	11/15/37	3,595,025
5,000,000		City of Jersey City NJ	3.286	09/01/22	5,176,150
5,000,000		City of New York NY	1.950	03/01/21	4,968,550
7,500,000		Dallas Independent School District	5.049	08/15/33	8,027,400
3,000,000		Denver City & County School District No	4.242	12/15/37	2,996,940
600,000		Denver Health & Hospital Authority	1.700	12/01/16	600,564
750,000		Denver Health & Hospital Authority	2.250	12/01/17	752,160
3,000,000		District of Columbia	3.432	06/01/22	3,072,960
600,000		Grant County Public Utility District No 2	5.630	01/01/27	711,132
250,000		Harris County Flood Control District	1.818	10/01/18	255,220
1,480,000		Illinois Housing Development Authority	4.105	07/01/27	1,489,191
2,270,000		Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,306,706
1,250,000		Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,282,262
1,000,000		Maine Municipal Bond Bank	3.368	06/01/19	1,054,050
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,202,620
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	376,354
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	504,010
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	401,664
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	451,382
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	256,443
2,290,000		Massachusetts Housing Finance Agency	4.786	12/01/32	2,323,663
3,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,117,660
2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000	02/01/23	3,081,897
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,056,410
2,500,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.467	05/01/40	2,975,750
169

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		New York State Dormitory Authority	4.802%	12/01/34	$5,496,400
1,500,000		Oklahoma Water Resources Board	2.794	04/01/21	1,565,025
5,000,000		Oregon Health & Science University	5.000	07/01/45	5,220,300
5,000,000		Port Authority of New York & New Jersey	3.001	10/15/22	5,187,900
5,000,000		Port Authority of New York & New Jersey	3.471	10/15/25	5,166,000
5,000,000		Port Authority of New York & New Jersey	4.823	06/01/45	5,154,500
1,690,000		Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,717,243
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	1,998,160
4,000,000		St. Paul Housing & Redevelopment Authority	2.353	07/01/19	3,999,720
5,000,000		State of California	4.988	04/01/39	5,239,200
775,000		State of California	7.625	03/01/40	1,112,032
5,180,000		State of Connecticut	5.295	10/01/29	5,888,520
5,000,000		State of Georgia	4.150	02/01/35	5,192,850
1,000,000		State of Illinois	4.125	01/01/19	1,025,100
5,000,000		State of Illinois	3.650	04/01/20	5,003,000
775,000		State of Illinois	6.725	04/01/35	802,567
3,000,000		State of Illinois	5.520	04/01/38	2,664,210
5,000,000		State of Illinois	4.620	06/15/38	5,298,250
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,251,925
1,310,000		Trustees of Boston College	3.519	07/01/21	1,403,023
500,000		University of California	2.676	05/15/21	511,440
5,000,000		University of California	3.789	05/15/24	5,414,750
3,500,000		University of California	4.009	05/15/30	3,532,725
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,816,720
		TOTAL MUNICIPAL BONDS			149,872,491

U.S. TREASURY SECURITIES - 8.6%
9,712,000		United States Treasury Bond	2.500	02/15/45	8,947,685
74,715,000		United States Treasury Bond	3.000	05/15/45	76,516,752
28,000,000		United States Treasury Bond	2.875	08/15/45	28,002,912
22,231,400	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	23,685,422
1,100,000		United States Treasury Note	0.625	06/30/17	1,100,602
8,055,000		United States Treasury Note	0.625	07/31/17	8,058,464
6,425,000		United States Treasury Note	0.625	08/31/17	6,424,833
3,530,000		United States Treasury Note	1.000	09/15/18	3,538,366
40,650,000		United States Treasury Note	1.375	09/30/20	40,643,659
10,000,000		United States Treasury Note	8.000	11/15/21	13,726,690
7,730,000		United States Treasury Note	2.000	07/31/22	7,863,667
45,725,000		United States Treasury Note	2.000	08/15/25	45,504,697
		TOTAL U.S. TREASURY SECURITIES			264,013,749

		TOTAL GOVERNMENT BONDS			1,072,298,006
		(Cost $1,066,031,569)

STRUCTURED ASSETS - 12.8%

ASSET BACKED - 3.9%
2,476,414	i	ACE Securities Corp Home Equity Loan Trust	0.901	04/25/35	2,470,433
		Series - 2005 HE2 (Class M3)
389,573	i	ACE Securities Corp Home Equity Loan Trust	0.929	08/25/35	384,313
		Series - 2005 HE5 (Class M2)
2,435,534	i	Asset Backed Securities Corp Home Equity Loan Trust	0.899	04/25/35	2,406,585
		Series - 2005 HE3 (Class M3)
170

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,061,698	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635%	07/25/35	$1,055,943
		Series - 2005 HE7 (Class M2)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,069,282
		Series - 2011 5A (Class B)
1,184,201	i	Bear Stearns Asset Backed Securities Trust	0.634	03/25/35	1,179,248
		Series - 2005 AQ1 (Class M1)
2,806,422	i	Bear Stearns Asset Backed Securities Trust	0.684	07/25/35	2,747,106
		Series - 2005 SD3 (Class 1A)
2,558,842	i	Bear Stearns Asset Backed Securities Trust	0.594	02/25/36	2,461,918
		Series - 2006 EC2 (Class M1)
121,776	i	Bear Stearns Asset Backed Securities Trust	0.934	11/25/39	121,188
		Series - 2005 SD3 (Class 2A1)
1,713,896	g	Capital Automotive REIT	4.700	07/15/42	1,777,493
		Series - 2012 1A (Class A)
10,000,000	g	Capital Automotive REIT	3.660	10/15/44	10,171,730
		Series - 2014 1A (Class A)
4,639,381	g,i	CBRE Realty Finance CDO	0.584	04/07/52	1,783,842
		Series - 2007 1A (Class A2)
3,578,368	i,m	CCR, Inc	0.648	07/10/17	3,525,036
		Series - 2010 CX (Class C)
976,190	g	CCR, Inc	4.750	07/10/22	977,871
		Series - 2012 CA (Class C)
157,073		Centex Home Equity	5.540	01/25/32	156,779
		Series - 2002 A (Class AF6)
670,189	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	668,289
		Series - 2002 S4 (Class A5)
5,510,885	i	Countrywide Asset-Backed Certificates	0.420	12/25/34	5,217,050
		Series - 2004 6 (Class 1A1)
1,689,390	i	Countrywide Asset-Backed Certificates	0.664	02/25/36	1,680,860
		Series - 2005 11 (Class MV1)
4,975,000	g	DB Master Finance LLC	3.262	02/20/45	5,003,959
		Series - 2015 1A (Class A2I)
1,025,000	g,i	DB/UBS Mortgage Trust	5.735	11/10/46	1,142,861
		Series - 2011 LC1A (Class C)
6,763,750	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	6,966,602
		Series - 2012 1A (Class A2)
1,763,520	i	First Frankin Mortgage Loan Trust	0.434	01/25/36	1,739,010
		Series - 2006 FF1 (Class 2A3)
612,369	g,i	GMAC Mortgage Corp Loan Trust	0.944	02/25/31	601,615
		Series - 2004 VF1 (Class A1)
1,431,245	i	GSAMP Trust	0.980	05/25/34	1,313,966
		Series - 2004 HE1 (Class M1)
3,741,588	i	Lehman XS Trust	0.754	08/25/35	3,633,531
		Series - 2005 2 (Class 1A1)
710,622	i	Lehman XS Trust	0.444	02/25/36	677,836
		Series - 2006 1 (Class 1A1)
847,988	i	Lehman XS Trust	6.500	06/25/46	654,813
		Series - 2006 13 (Class 2A1)
2,450,000	g,i	Longpoint Re Ltd	4.180	05/18/16	2,485,525
		Series - 2013 144A (Class )
4,189,123	i	MASTR Asset Backed Securities Trust	0.605	10/25/35	4,122,236
		Series - 2005 HE2 (Class M1)
171

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,125,000	i	MASTR Asset Backed Securities Trust	5.648%	11/25/35	$1,123,836
		Series - 2005 AB1 (Class A4)
1,379,038		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,381,122
		Series - 2002 C (Class A1)
1,045,361	g	Orange Lake Timeshare Trust	3.030	07/09/29	1,049,203
		Series - 2014 AA (Class B)
2,706,820	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.974	01/25/36	2,689,342
		Series - 2005 WCH1 (Class M2)
692,585	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	699,523
		Series - 2004 2 (Class AF4)
79,457	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	81,787
		Series - 2003 RZ5 (Class A7)
56,687	i	Residential Asset Securities Corp	6.489	10/25/30	57,296
		Series - 2001 KS2 (Class AI6)
17,459	i	Residential Asset Securities Corp	0.839	04/25/35	17,461
		Series - 2005 KS3 (Class M3)
1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,899,447
		Series - 2005 HI3 (Class M5)
81,639	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	81,692
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,610,498
		Series - 2006 HI1 (Class M2)
1,000,000	g,i	Sanders Re Ltd	3.980	05/05/17	1,007,600
		Series - 2013 144A (Class )
317,749	i	Saxon Asset Securities Trust	6.120	11/25/30	337,010
		Series - 2002 2 (Class AF6)
374,553	i	Securitized Asset Backed Receivables LLC	0.494	10/25/35	371,149
		Series - 2006 OP1 (Class A2C)
143,616	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	145,542
		Series - 2012 2A (Class B)
863,304	g	SolarCity LMC	4.800	11/20/38	925,461
		Series - 2013 1 (Class A)
930,655	g	SolarCity LMC	4.590	04/20/44	948,896
		Series - 2014 1 (Class A)
1,441,983	g	SolarCity LMC	4.020	07/20/44	1,421,002
		Series - 2014 2 (Class A)
185,410	i	Soundview Home Equity Loan Trust	0.494	11/25/35	184,739
		Series - 2005 OPT3 (Class A4)
7,693,321	g	SpringCastle America Funding LLC	2.700	05/25/23	7,703,615
		Series - 2014 AA (Class A)
2,595,173	i	Structured Asset Securities Corp Mortgage Loan Trust	1.699	04/25/35	2,466,167
		Series - 2005 7XS (Class 2A1A)
3,621,445	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	3,603,896
		Series - 2006 WF1 (Class A5)
2,399,221	i	Structured Asset Securities Corp Mortgage Loan Trust	0.354	03/25/36	2,299,147
		Series - 2006 BC1 (Class A5)
1,316,277	i	Structured Asset Securities Corp Mortgage Loan Trust	0.444	11/25/37	1,308,241
		Series - 2007 BC4 (Class A3)
4,000,000	g,i	Vitality Re IV Ltd	2.730	01/09/17	4,040,000
		Series - 2013 IV B (Class )
172

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$419,204	g,m	Wachovia Amortization Controlled Heloc NIM	5.683%	08/12/47	$426,540
		Series - 2006 N1 (Class N1)
85,383	g,i	Wachovia Loan Trust	0.554	05/25/35	83,074
		Series - 2005 SD1 (Class A)
16,104	i	Wells Fargo Home Equity Trust	0.334	07/25/36	16,065
		Series - 2006 2 (Class A3)
13,000,000	g	Wendys Funding LLC	3.371	06/15/45	13,061,360
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			122,237,631

OTHER MORTGAGE BACKED - 8.9%
1,090,128	g	7 WTC Depositor LLC Trust	4.082	03/13/31	1,116,348
		Series - 2012 7WTC (Class A)
4,604,193	i	American Home Mortgage Investment Trust	1.980	10/25/34	4,525,706
		Series - 2004 3 (Class 4A)
2,965,551	i	American Home Mortgage Investment Trust	2.535	06/25/45	2,906,509
		Series - 2005 1 (Class 6A)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.983	05/10/45	989,499
		Series - 2006 2 (Class C)
6,000,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	6,011,298
		Series - 2006 6 (Class B)
4,000,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,880,332
		Series - 2007 4 (Class E)
4,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	4,102,948
		Series - 2007 5 (Class AJ)
2,174,077	g,i	Banc of America Large Loan, Inc	6.146	02/15/51	2,282,542
		Series - 2010 UB3 (Class A4B3)
3,000,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.118	07/10/45	3,002,580
		Series - 2005 4 (Class B)
2,226,000	i	Bear Stearns Commercial Mortgage Securities	6.116	09/11/42	2,354,832
		Series - 2007 T28 (Class AJ)
493,196		Citicorp Mortgage Securities, Inc	5.500	07/25/35	478,435
		Series - 2005 4 (Class 1A7)
2,000,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	2,032,084
		Series - 2006 C4 (Class AJ)
365,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	387,698
		Series - 2007 C3 (Class AM)
16,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,830,462
		Series - 2007 C3 (Class AJ)
9,263,000	i	Commercial Mortgage Trust	5.238	04/10/37	9,257,007
		Series - 2005 GG5 (Class AJ)
4,265,000	i	Commercial Mortgage Trust	6.147	12/10/49	4,247,445
		Series - 2007 GG11 (Class B)
92,867		Countrywide Alternative Loan Trust	5.500	08/25/16	94,084
		Series - 2004 30CB (Class 1A15)
1,633,650		Countrywide Alternative Loan Trust	5.000	04/25/20	1,653,721
		Series - 2005 6CB (Class 2A1)
633,161	i	Countrywide Alternative Loan Trust	0.426	07/20/35	540,987
		Series - 2005 24 (Class 4A1)
1,490,096	i	Countrywide Home Loan Mortgage Pass Through Trust	2.553	11/20/34	1,424,357
		Series - 2004 HYB6 (Class A2)
173

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$186,385		Countrywide Home Loan Mortgage Pass Through Trust	5.250%	09/25/35	$181,766
		Series - 2005 17 (Class 1A10)
2,368,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	2,412,234
		Series - 2006 K1A (Class J)
700,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	711,536
		Series - 2006 K1A (Class H)
90,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	92,156
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,152,610
		Series - 2007 C4 (Class AJ)
1,870,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	1,921,565
		Series - 2009 RR1 (Class A3C)
8,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,242,208
		Series - 2007 C2 (Class AJ)
37,432		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	37,418
		Series - 2005 C3 (Class AJ)
1,300,000	i	GS Mortgage Securities Trust	5.553	04/10/38	1,303,905
		Series - 2006 GG6 (Class B)
6,509,100		GS Mortgage Securities Trust	5.622	11/10/39	6,559,734
		Series - 2006 GG8 (Class AJ)
1,231,766		GSR Mortgage Loan Trust	6.000	01/25/35	1,255,000
		Series - 2005 1F (Class 3A3)
2,558,803	i	GSR Mortgage Loan Trust	0.384	08/25/46	2,483,777
		Series - 2006 OA1 (Class 2A1)
3,148,267	i	Harborview Mortgage Loan Trust	0.436	05/19/35	2,603,428
		Series - 2005 2 (Class 2A1A)
1,315,614	i	Harborview Mortgage Loan Trust	0.436	07/19/47	1,073,672
		Series - 2007 4 (Class 2A1)
344,680	i	Impac CMB Trust	0.854	03/25/35	321,706
		Series - 2004 11 (Class 2A1)
2,563,450	i	Impac CMB Trust	0.444	05/25/35	2,317,977
		Series - 0 4 (Class 1A1B)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,530,812
		Series - 2005 LDP2 (Class C)
1,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.734	02/15/46	1,058,892
		Series - 2011 C3 (Class E)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.457	07/15/46	337,384
		Series - 2011 C4 (Class C)
1,711,992	i	JP Morgan Mortgage Trust	2.521	11/25/33	1,717,100
		Series - 2006 A2 (Class 5A3)
2,500,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	2,562,597
		Series - 2006 C4 (Class B)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	2,994,105
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	2,023,468
		Series - 2007 C1 (Class C)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	2,970,147
		Series - 2007 C1 (Class D)
1,442,771		Lehman Mortgage Trust	5.500	11/25/35	1,353,552
		Series - 2005 1 (Class 2A4)
5,115,431	i	Long Beach Mortgage Loan Trust	1.400	11/25/32	4,804,244
		Series - 2002 5 (Class M1)
174

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,697,727	g,i	LVII Resecuritization Trust	2.997%	07/31/47	$5,697,727
		Series - 2015 A (Class A)
855,582	i	Merrill Lynch Mortgage Investors, Inc	2.569	12/25/35	849,987
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.475	02/12/51	80,700
		Series - 0 C1 (Class AJA)
5,455,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	5,614,973
		Series - 2007 6 (Class AM)
3,149,500	i	Morgan Stanley Capital I Trust	0.860	02/25/35	2,945,160
		Series - 2005 WMC2 (Class M3)
4,000,000	g,i	Morgan Stanley Capital I Trust	6.017	08/12/41	4,090,000
		Series - 2006 T23 (Class B)
5,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	5,095,940
		Series - 2006 HQ10 (Class AJ)
1,040,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,058,163
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,869,122
		Series - 2006 HQ9 (Class C)
82,000	g,i	Morgan Stanley Capital I Trust	5.564	09/15/47	87,764
		Series - 2011 C1 (Class D)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,526,620
		Series - 2007 HQ12 (Class C)
7,700,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	7,720,829
		Series - 2007 IQ15 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	951,297
		Series - 2007 IQ16 (Class AJA)
4,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	3,818,000
		Series - 2007 IQ16 (Class AJFX)
2,574,337	i	Option One Mortgage Loan Trust	0.950	05/25/34	2,376,247
		Series - 2004 2 (Class M1)
1,876,377		RALI Trust	4.250	12/26/33	1,874,628
		Series - 2003 QS22 (Class A5)
367,740	i	RALI Trust	0.494	01/25/35	351,137
		Series - 2005 QA1 (Class A1)
72,758		Residential Accredit Loans, Inc	4.350	03/25/34	72,911
		Series - 2004 QS4 (Class A1)
1,924,837	i	Structured Adjustable Rate Mortgage Loan Trust	0.534	08/25/35	1,836,606
		Series - 2005 16XS (Class A1)
1,864,208	g,i	Terwin Mortgage Trust	0.974	03/25/35	1,794,273
		Series - 2005 3SL (Class M1)
6,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.407	12/15/43	5,817,324
		Series - 2007 C30 (Class AMFL)
4,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.765	01/15/45	4,004,460
		Series - 2006 C23 (Class F)
13,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	13,318,874
		Series - 2006 C27 (Class AJ)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	4,495,330
		Series - 2006 C27 (Class B)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	6.143	05/15/46	6,881,387
		Series - 2007 C34 (Class AJ)
1,095,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	1,150,895
		Series - 2007 C31 (Class AM)
175

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,875,000	i	Wachovia Bank Commercial Mortgage Trust	5.660%	04/15/47	$15,141,783
		Series - 2007 C31 (Class AJ)
1,750,000	i	Wachovia Bank Commercial Mortgage Trust	5.860	04/15/47	1,702,999
		Series - 2007 C31 (Class C)
10,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	10,537,460
		Series - 2007 C32 (Class AMFX)
2,665,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	618,014
		Series - 2007 C32 (Class J)
16,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	17,114,694
		Series - 2007 C32 (Class AJ)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	8,784,027
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	42,665
		Series - 2007 C33 (Class AM)
3,003,193	i	WaMu Mortgage Pass-Through Certificates	0.464	07/25/45	2,821,239
		Series - 0 AR8 (Class 1A1A)
1,160,610	i	WaMu Mortgage Pass-Through Certificates	0.544	12/25/45	1,033,009
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			273,318,111

		TOTAL STRUCTURED ASSETS			395,555,742
		(Cost $392,512,156)

		TOTAL BONDS			2,743,765,972
		(Cost $2,765,391,019)

SHORT-TERM INVESTMENTS - 15.0%
GOVERNMENT AGENCY DEBT - 11.0%
26,000,000	d	Federal Home Loan Bank (FHLB)	0.130	10/16/15	25,999,662
40,000,000	d	FHLB	0.108	10/22/15	39,999,280
14,504,000		FHLB	0.135	10/23/15	14,503,739
50,000,000		FHLB	0.100	11/03/15	49,996,950
25,000,000	d	FHLB	0.075	11/09/15	24,998,200
5,000,000		FHLB	0.090	11/13/15	4,999,605
20,000,000		FHLB	0.050	11/20/15	19,998,160
50,000,000		FHLB	0.080	12/03/15	49,990,350
50,000,000		FHLB	0.170	01/25/16	49,979,050
8,400,000		Federal Home Loan Mortgage Corp (FHLMC)	0.060	10/26/15	8,399,823
50,000,000	q	Federal National Mortgage Association (FNMA)	0.175	11/18/15	49,995,600
		TOTAL GOVERNMENT AGENCY DEBT			338,860,419

TREASURY DEBT - 4.0%
5,000,000	d	United States Treasury Bill	0.096	10/15/15	5,000,100
20,000,000	d	United States Treasury Bill	0.111	11/19/15	20,000,340
20,000,000	d	United States Treasury Bill	0.084	12/10/15	20,000,920
30,000,000	d	United States Treasury Bill	0.085	12/31/15	29,999,040
50,000,000	d	United States Treasury Bill	0.196	03/31/16	49,979,800
		TOTAL TREASURY DEBT			124,980,200

		TOTAL SHORT-TERM INVESTMENTS			463,840,619
		(Cost $463,781,477)
176

TIAA-CREF FUNDS - Bond Plus Fund

VALUE
TOTAL INVESTMENTS - 108.5%	$3,343,789,111
(Cost $3,366,865,998)
OTHER ASSETS & LIABILITIES, NET - (8.5)%	(262,916,175)
NET ASSETS - 100.0%	$3,080,872,936

Abbreviation(s):
BRL	Brazilian Real
CDO	Collateralized Debt Obligation
COP	Colombian Peso
DOP	Dominican Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
NGN	Nigerian Naria
PHP	Philippine Peso
REIT	Real Estate Investment Trust
TRY	Turkish Lira
ZAR	South African Rand

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities was $467,900,330 or 15.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	All or a portion of this security has been segregated by the custodian to cover collateral requirements on unfunded loan commitments.
177

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 11.8%

AUTOMOBILES & COMPONENTS - 0.5%
$17,909,548	i	Gates Global LLC	4.250%	07/05/21	$16,937,238
		TOTAL AUTOMOBILES & COMPONENTS			16,937,238

CAPITAL GOODS - 0.8%
12,775,000	i	CHI Overhead Doors, Inc	8.750	08/31/23	12,583,375
9,902,174	i	Otter Products LLC	5.750	06/03/20	9,638,083
4,275,000	i	Plaze, Inc	5.250	07/31/22	4,264,312
		TOTAL CAPITAL GOODS			26,485,770

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
13,382,938	h,i	Creative Artists Agency LLC	9.000	12/17/21	13,388,558
13,275,000	i	SterlingBackcheck	8.750	05/28/23	13,175,438
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			26,563,996

CONSUMER DURABLES & APPAREL - 0.3%
11,378,001	i	Academy Ltd	5.000	07/01/22	11,308,368
		TOTAL CONSUMER DURABLES & APPAREL			11,308,368

CONSUMER SERVICES - 1.8%
13,275,000	i	CDS US Intermediate Holdings, Inc	9.250	07/10/23	13,026,094
15,000,000	i	Knowledge Universe Education LLC	6.000	08/13/22	14,775,000
5,286,540	i	Marina District Finance Co, Inc	6.500	08/15/18	5,319,475
5,476,984	i	Peninsula Gaming LLC	4.250	11/20/17	5,461,593
16,659,392	i	Spin Holdco, Inc	4.250	11/14/19	16,315,875
		TOTAL CONSUMER SERVICES			54,898,037

DIVERSIFIED FINANCIALS - 0.2%
5,158,659	i	TransUnion LLC	3.500	04/09/21	5,100,624
		TOTAL DIVERSIFIED FINANCIALS			5,100,624

ENERGY - 0.6%
12,489,161	i	Arch Coal, Inc	6.250	05/16/18	7,025,153
8,650,000	i	Granite Acquisition, Inc	8.250	12/19/22	7,806,625
5,000,000	i	Petrochoice Holdings, Inc	6.000	08/21/22	4,875,000
		TOTAL ENERGY			19,706,778

FOOD & STAPLES RETAILING - 0.9%
14,790,918	i	Albertson’s Holdings LLC	5.500	08/25/21	14,781,748
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,020,000
11,000,000	i	Rite Aid Corp	4.875	06/21/21	11,000,000
		TOTAL FOOD & STAPLES RETAILING			27,801,748
178

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$11,426,000	i	Accellent, Inc	4.500%	03/12/21	$11,400,977
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			11,400,977

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
16,717,124	i	Visant Corp	7.000	09/23/21	15,351,837
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			15,351,837

INSURANCE - 0.7%
10,604,856	i	Acrisure LLC	5.250	05/19/22	10,260,198
13,714,365	i	USI, Inc	4.250	12/27/19	13,554,318
		TOTAL INSURANCE			23,814,516

MATERIALS - 0.5%
2,012,828	i	Minerals Technologies, Inc	3.750	05/09/21	1,997,732
1,237,500	i	Solenis International LP	4.250	07/31/21	1,218,937
12,000,000	i	Solenis International LP	7.750	07/31/22	11,420,040
		TOTAL MATERIALS			14,636,709

MEDIA - 1.1%
25,275,000	i	CSC Holdings LLC	5.000	09/25/22	25,110,712
8,650,125	i	Time, Inc	4.250	04/26/21	8,617,687
		TOTAL MEDIA			33,728,399

REAL ESTATE - 0.3%
10,400,000	i	DTZ US Borrower LLC	9.250	11/04/22	10,439,000
		TOTAL REAL ESTATE			10,439,000

SOFTWARE & SERVICES - 2.0%
16,800,000	i	Asurion LLC	8.500	03/03/21	15,052,800
17,000,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	14,450,000
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	11,930,040
5,250,210	i	P2 Lower Acquisition LLC	5.500	10/22/20	5,260,081
3,150,000	i	P2 Lower Acquisition LLC	9.500	10/22/21	3,122,437
10,271,190	i	ProQuest LLC	5.250	10/24/21	10,254,037
		TOTAL SOFTWARE & SERVICES			60,069,395

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
4,800,945	i	Scientific Games International, Inc	6.000	10/18/20	4,733,203
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,733,203

TELECOMMUNICATION SERVICES - 0.3%
8,925,000	h,i	Internap Network Services Corp	6.000	11/26/19	8,880,375
		TOTAL TELECOMMUNICATION SERVICES			8,880,375

UTILITIES - 0.0%
4,365,000	i	Calpine Corp	4.000	10/09/19	4,352,254
		TOTAL UTILITIES			4,352,254

		TOTAL BANK LOAN OBLIGATIONS			376,209,224
		(Cost $389,946,497)
179

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 78.8%

CORPORATE BONDS - 78.8%

AUTOMOBILES & COMPONENTS - 1.6%
$18,600,000	g	Gates Global LLC	6.000%	07/15/22	$14,973,000
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	7,961,000
7,550,000	g	Schaeffler Finance BV	4.750	05/15/23	7,285,750
2,550,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	2,629,688
4,140,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	4,388,400
7,060,000	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	7,589,500
1,800,000	g	ZF North America Capital, Inc	4.000	04/29/20	1,711,125
825,000	g	ZF North America Capital, Inc	4.500	04/29/22	779,625
1,800,000	g	ZF North America Capital, Inc	4.750	04/29/25	1,644,750
		TOTAL AUTOMOBILES & COMPONENTS			48,962,838

BANKS - 2.0%
3,500,000	g,i	BNP Paribas S.A.	7.375	12/30/49	3,521,875
9,500,000	i	Citigroup, Inc	5.950	12/30/49	8,953,750
9,500,000	i	ING Groep NV	6.000	12/30/49	9,321,875
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,699,125
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,308,125
9,500,000	g,i	Nordea Bank AB	5.500	12/30/49	9,266,585
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,744,275
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,418,507
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,857,676
9,500,000	g,i	Societe Generale S.A.	8.000	12/30/49	9,357,500
		TOTAL BANKS			63,449,293

CAPITAL GOODS - 1.0%
1,525,000		Anixter, Inc	5.625	05/01/19	1,599,344
3,000,000		Anixter, Inc	5.125	10/01/21	2,977,500
4,335,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	4,421,700
14,130,000	g	Stena AB	7.000	02/01/24	12,505,050
4,960,000		TransDigm, Inc	5.500	10/15/20	4,727,500
5,000,000		TransDigm, Inc	6.500	07/15/24	4,699,250
		TOTAL CAPITAL GOODS			30,930,344

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
8,575,000		ADT Corp	4.125	04/15/19	8,617,875
3,725,000		ADT Corp	6.250	10/15/21	3,841,406
2,500,000	g	AECOM Technology Corp	5.750	10/15/22	2,518,750
6,250,000	g	AECOM Technology Corp	5.875	10/15/24	6,296,875
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,313,000
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,944,250
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	4,962,500
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,138,000
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,624,750
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,131,000
19,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	20,160,000
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,150,000
2,169,000		United Rentals North America, Inc	8.250	02/01/21	2,282,872
180

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,825,000		United Rentals North America, Inc	7.625%	04/15/22	$3,001,563
16,425,000		United Rentals North America, Inc	5.500	07/15/25	15,357,375
16,000,000	g	XPO Logistics, Inc	6.500	06/15/22	13,530,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			111,870,216

CONSUMER DURABLES & APPAREL - 1.9%
5,443,000		DR Horton, Inc	3.750	03/01/19	5,477,019
7,000,000		KB Home	4.750	05/15/19	6,728,750
6,300,000		KB Home	7.000	12/15/21	6,315,750
4,750,000		KB Home	7.625	05/15/23	4,785,625
9,500,000		Lennar Corp	4.500	06/15/19	9,604,500
5,000,000		Lennar Corp	4.500	11/15/19	5,042,500
7,925,000	g	Orbital ATK, Inc	5.500	10/01/23	7,944,812
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,115,000
11,400,000		Standard Pacific Corp	5.875	11/15/24	11,685,000
		TOTAL CONSUMER DURABLES & APPAREL			59,698,956

CONSUMER SERVICES - 2.8%
6,250,000	g	1011778 BC / New Red Fin	4.625	01/15/22	6,110,625
13,250,000	g	1011778 BC / New Red Fin	6.000	04/01/22	13,448,750
6,026,000		Ameristar Casinos, Inc	7.500	04/15/21	6,282,105
3,375,000		ARAMARK Corp	5.750	03/15/20	3,503,166
3,727,000		Boyd Gaming Corp	9.000	07/01/20	3,960,683
2,000,000		MGM Resorts International	5.250	03/31/20	1,952,500
4,250,000		MGM Resorts International	6.750	10/01/20	4,388,125
11,250,000		MGM Resorts International	6.000	03/15/23	10,912,500
10,250,000		Penn National Gaming, Inc	5.875	11/01/21	10,339,687
2,130,000		Pinnacle Entertainment, Inc	6.375	08/01/21	2,254,243
10,015,000	g	Six Flags Entertainment Corp	5.250	01/15/21	10,015,000
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,571,700
18,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	15,435,000
		TOTAL CONSUMER SERVICES			93,174,084

DIVERSIFIED FINANCIALS - 4.1%
5,950,000		AerCap Ireland Capital Ltd	5.000	10/01/21	6,069,000
5,000,000		Ally Financial, Inc	3.250	02/13/18	4,925,000
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,120,000
5,000,000		Ally Financial, Inc	4.125	02/13/22	4,818,750
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,112,500
5,000,000		CIT Group, Inc	3.875	02/19/19	4,971,875
7,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	7,125,000
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	988,890
10,000,000		GMAC, Inc	8.000	11/01/31	11,584,400
2,100,000		Icahn Enterprises LP	4.875	03/15/19	2,103,150
11,425,000		Icahn Enterprises LP	5.875	02/01/22	11,496,406
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,520,000
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,212,000
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,010,000
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,325,000
4,750,000	i	Morgan Stanley	5.550	12/30/49	4,678,750
16,500,000	g	NewStar Financial, Inc	7.250	05/01/20	16,417,500
11,325,000		SLM Corp	5.500	01/15/19	10,525,172
181

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$13,100,000		SLM Corp	4.875%	06/17/19	$11,921,000
8,000,000		SLM Corp	6.125	03/25/24	6,400,000
		TOTAL DIVERSIFIED FINANCIALS			133,324,393

ENERGY - 12.8%
4,500,000		California Resources Corp	5.000	01/15/20	2,894,040
9,500,000		California Resources Corp	5.500	09/15/21	5,795,000
18,070,000		California Resources Corp	6.000	11/15/24	10,842,000
12,960,000		Calumet Specialty Products Partners LP	6.500	04/15/21	11,664,000
9,835,000		Calumet Specialty Products Partners LP	7.625	01/15/22	9,146,550
13,000,000	g	Calumet Specialty Products Partners LP	7.750	04/15/23	11,935,560
10,000,000		Chesapeake Energy Corp	5.375	06/15/21	6,675,000
12,950,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	8,029,000
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,327,500
6,120,000		Crestwood Midstream Partners LP	6.000	12/15/20	5,492,700
2,000,000		Crestwood Midstream Partners LP	6.125	03/01/22	1,731,400
4,945,000	g	Crestwood Midstream Partners LP	6.250	04/01/23	4,203,250
1,900,000		Denbury Resources, Inc	6.375	08/15/21	1,197,000
8,750,000		Dynegy, Inc	6.750	11/01/19	8,771,875
5,000,000		Dynegy, Inc	7.375	11/01/22	5,037,500
5,000,000		Dynegy, Inc	7.625	11/01/24	5,050,000
5,435,000		El Paso Corp	7.750	01/15/32	5,715,669
11,000,000		EP Energy LLC	9.375	05/01/20	9,460,000
6,030,000		EP Energy LLC	7.750	09/01/22	4,824,000
8,400,000		EP Energy LLC	6.375	06/15/23	6,216,000
14,900,000		Exterran Partners LP	6.000	04/01/21	12,590,500
7,500,000		Exterran Partners LP	6.000	10/01/22	6,281,250
7,100,000		Halcon Resources Corp	9.750	07/15/20	2,414,000
13,300,000		Halcon Resources Corp	8.875	05/15/21	3,990,000
3,600,000		Halcon Resources Corp	9.250	02/15/22	1,116,000
9,600,000		Linn Energy LLC	6.250	11/01/19	2,544,000
6,750,000		Linn Energy LLC	6.500	05/15/19	1,856,250
2,000,000		Linn Energy LLC	7.750	02/01/21	460,000
7,000,000		MarkWest Energy Partners LP	4.875	12/01/24	6,405,000
9,000,000	g	Matador Resources Co	6.875	04/15/23	8,640,000
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,556,250
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,294,000
10,500,000		Noble Energy, Inc	5.625	05/01/21	10,563,000
4,750,000		Noble Energy, Inc	5.875	06/01/22	4,741,041
3,350,000		Noble Energy, Inc	5.875	06/01/24	3,333,250
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	9,341,500
1,845,000		Oasis Petroleum, Inc	6.875	01/15/23	1,429,875
4,750,000		Parker Drilling Co	7.500	08/01/20	3,895,000
1,900,000		Parker Drilling Co	6.750	07/15/22	1,482,000
4,800,000		Peabody Energy Corp	6.000	11/15/18	1,248,000
5,500,000		Peabody Energy Corp	6.500	09/15/20	1,141,250
9,500,000		Peabody Energy Corp	6.250	11/15/21	1,947,500
4,750,000	g	Peabody Energy Corp	10.000	03/15/22	1,787,187
3,000,000		Peabody Energy Corp	4.750	12/15/41	315,000
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,265,250
2,562,000		Precision Drilling Corp	5.250	11/15/24	2,036,790
11,391,000		Precision Drilling Trust	6.625	11/15/20	9,938,648
182

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,335,000		Questar Market Resources, Inc	6.875%	03/01/21	$6,748,200
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,293,596
3,923,000		Regency Energy Partners LP	5.875	03/01/22	4,021,263
10,835,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	10,049,463
7,500,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	6,731,250
1,000,000		Sabine Pass Liquefaction LLC	5.750	05/15/24	890,000
12,100,000	g	Sabine Pass Liquefaction LLC	5.625	03/01/25	10,648,000
7,445,000		Sabine Pass LNG LP	6.500	11/01/20	7,203,038
9,000,000		SM Energy Co	6.500	11/15/21	8,550,000
5,850,000		SM Energy Co	6.125	11/15/22	5,417,100
5,795,000		SM Energy Co	6.500	01/01/23	5,389,350
8,000,000	g	Sunoco LP	5.500	08/01/20	7,880,000
10,250,000	g	Sunoco LP	6.375	04/01/23	10,019,375
8,000,000	g	Targa Resources Partners LP	5.000	01/15/18	7,620,000
4,350,000		Tesoro Corp	5.375	10/01/22	4,263,000
4,800,000	g	Tesoro Logistics LP	5.500	10/15/19	4,704,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	1,940,000
2,000,000	g	Tesoro Logistics LP	6.250	10/15/22	1,950,000
3,800,000		Transocean, Inc	6.000	03/15/18	3,493,625
15,650,000		Transocean, Inc	6.875	12/15/21	11,620,125
1,900,000		Transocean, Inc	4.300	10/15/22	1,173,250
6,220,000		Transocean, Inc	6.800	03/15/38	3,856,400
6,985,000	g	Ultra Petroleum Corp	5.750	12/15/18	5,029,200
8,200,000	g	Ultra Petroleum Corp	6.125	10/01/24	4,674,000
8,150,000		Whiting Petroleum Corp	5.000	03/15/19	7,090,500
12,450,000		WPX Energy, Inc	7.500	08/01/20	11,391,750
10,500,000		WPX Energy, Inc	6.000	01/15/22	9,030,000
9,950,000		WPX Energy, Inc	8.250	08/01/23	9,029,625
		TOTAL ENERGY			409,326,695

FOOD & STAPLES RETAILING - 0.8%
12,960,000		Ingles Markets, Inc	5.750	06/15/23	13,316,400
14,500,000	g	Rite Aid Corp	6.125	04/01/23	14,391,250
		TOTAL FOOD & STAPLES RETAILING			27,707,650

FOOD, BEVERAGE & TOBACCO - 0.8%
7,150,000	g	Post Holdings, Inc	6.750	12/01/21	7,150,000
13,335,000		Post Holdings, Inc	7.375	02/15/22	13,568,362
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,805,109
		TOTAL FOOD, BEVERAGE & TOBACCO			26,523,471

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
2,950,000		CHS/Community Health Systems	8.000	11/15/19	3,069,844
17,275,000		CHS/Community Health Systems	6.875	02/01/22	17,641,403
5,000,000	g	Fresenius Medical Care Capital Trust	5.625	07/31/19	5,337,500
3,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	3,283,142
575,000		HCA Holdings, Inc	6.250	02/15/21	612,375
10,000,000		HCA, Inc	6.500	02/15/20	10,900,000
13,600,000		HCA, Inc	7.500	02/15/22	15,368,000
1,800,000		HCA, Inc	5.875	03/15/22	1,930,500
13,350,000		HCA, Inc	5.375	02/01/25	13,249,875
900,000		HCA, Inc	7.500	11/06/33	949,500
183

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,125,000		HealthSouth Corp	5.125%	03/15/23	$6,857,813
4,625,000		HealthSouth Corp	5.750	11/01/24	4,567,187
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	9,630,100
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	8,490,000
3,325,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,354,094
10,863,000		Mallinckrodt International Finance S.A.	3.500	04/15/18	10,537,110
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,634,375
2,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	2,025,830
4,750,000	g	Mallinckrodt International Finance S.A.	5.625	10/15/23	4,334,375
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,693,375
13,800,000		Tenet Healthcare Corp	5.000	03/01/19	13,351,500
2,500,000		Tenet Healthcare Corp	6.750	02/01/20	2,559,375
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,694,750
11,000,000		Tenet Healthcare Corp	8.125	04/01/22	11,691,900
7,375,000		Tenet Healthcare Corp	6.750	06/15/23	7,301,250
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,575,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			171,640,173

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,464,000
7,834,000		Visant Corp	10.000	10/01/17	6,404,295
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			10,868,295

INSURANCE - 0.4%
11,250,000	g	Onex USI Acquisition Corp	7.750	01/15/21	11,010,938
		TOTAL INSURANCE			11,010,938

MATERIALS - 6.8%
2,750,000		ArcelorMittal	6.000	08/05/20	2,479,290
4,750,000		ArcelorMittal	6.250	03/01/21	4,275,000
2,750,000		ArcelorMittal	7.000	02/25/22	2,502,500
3,700,000		ArcelorMittal	7.750	10/15/39	3,015,500
5,700,000		ArcelorMittal	7.500	03/01/41	4,588,500
3,700,000	g	Belden, Inc	5.500	09/01/22	3,579,750
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,607,500
14,175,000	g,h	Berry Plastics Escrow LLC	6.000	10/15/22	14,210,437
20,000,000	g,h	Blue Cube Spinco, Inc	9.750	10/15/23	20,800,000
11,400,000	g,h	Blue Cube Spinco, Inc	10.000	10/15/25	11,841,750
5,100,000	g	Cascades, Inc	5.500	07/15/22	4,845,000
15,675,000	g	Cemex SAB de C.V.	6.125	05/05/25	14,264,250
2,000,000		Crown Americas LLC	6.250	02/01/21	2,072,500
2,391,000		Eagle Spinco, Inc	4.625	02/15/21	2,023,432
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	12,528,000
13,700,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	8,665,250
5,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	4,213,125
900,000	g	FMG Resources August 2006 Pty Ltd	9.750	03/01/22	838,125
1,800,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	1,161,000
10,450,000		Hexion US Finance Corp	8.875	02/01/18	8,279,535
15,460,000		Hexion US Finance Corp	6.625	04/15/20	13,141,000
13,200,000		Hexion US Finance Corp	9.000	11/15/20	7,920,000
25,500,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	25,707,188
1,650,000		PolyOne Corp	5.250	03/15/23	1,560,075
184

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,778,000	g	Sappi Papier Holding AG.	6.625%	04/15/21	$7,865,502
685,000	g	Sealed Air Corp	6.500	12/01/20	750,075
7,000,000	g	Sealed Air Corp	4.875	12/01/22	6,921,250
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,587,063
650,000		Steel Dynamics, Inc	6.375	08/15/22	638,625
13,940,000		Tronox Finance LLC	6.375	08/15/20	8,851,900
13,370,000	g	Univar, Inc	6.750	07/15/23	12,434,100
		TOTAL MATERIALS			218,167,222

MEDIA - 8.1%
7,500,000		AMC Entertainment, Inc	5.875	02/15/22	7,537,500
5,000,000		AMC Entertainment, Inc	5.750	06/15/25	4,862,500
4,920,000		Cablevision Systems Corp	5.875	09/15/22	3,726,900
4,175,000		CCO Holdings LLC	6.500	04/30/21	4,195,875
1,960,000		CCO Holdings LLC	6.625	01/31/22	1,974,700
4,750,000		CCO Holdings LLC	5.750	01/15/24	4,536,250
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,328,437
6,650,000	g	CCO Holdings LLC	5.875	05/01/27	6,167,875
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,045,000
5,000,000		Cinemark USA, Inc	4.875	06/01/23	4,787,500
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,142,775
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	937,650
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	1,999,950
6,250,000		DISH DBS Corp	6.750	06/01/21	5,968,750
5,000,000		DISH DBS Corp	5.875	07/15/22	4,412,500
8,780,000		DISH DBS Corp	5.000	03/15/23	7,353,250
4,150,000		DISH DBS Corp	5.875	11/15/24	3,527,500
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,372,000
3,375,000	g	Gannett Co, Inc	5.500	09/15/24	3,282,187
4,275,000		Lamar Media Corp	5.875	02/01/22	4,440,656
675,000	g	Lynx I Corp	5.375	04/15/21	679,219
3,800,000	g	Lynx II Corp	6.375	04/15/23	3,781,000
4,500,000		Nielsen Finance LLC	4.500	10/01/20	4,511,250
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	11,489,063
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	16,383,750
5,000,000	g	Numericable-SFR	4.875	05/15/19	4,837,500
1,250,000		Outfront Media Capital LLC	5.250	02/15/22	1,246,875
1,350,000	g	Outfront Media Capital LLC	5.625	02/15/24	1,368,563
4,400,000		Regal Entertainment Group	5.750	03/15/22	4,323,000
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,452,250
4,000,000		Regal Entertainment Group	5.750	02/01/25	3,780,000
11,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	11,599,500
10,638,000		Starz LLC	5.000	09/15/19	10,584,810
12,250,000	g	Time, Inc	5.750	04/15/22	11,484,375
1,900,000	g	Unitymedia Hessen GmbH & Co KG	5.000	01/15/25	1,786,000
7,875,000	g	Unitymedia KabelBW GmbH	6.125	01/15/25	7,638,750
6,896,000	g	Univision Communications, Inc	6.750	09/15/22	7,137,360
5,000,000	g	Univision Communications, Inc	5.125	05/15/23	4,750,000
27,800,000	g	Univision Communications, Inc	5.125	02/15/25	26,062,500
17,500,000	g	UPCB Finance IV Ltd	5.375	01/15/25	16,450,000
3,025,000	g	Virgin Media Finance plc	6.000	10/15/24	2,911,563
14,550,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	13,386,000
		TOTAL MEDIA			261,243,083
185

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.5%
$1,250,000	g	Endo Finance LLC	7.250%	12/15/20	$1,295,312
2,577,000	g	Endo Finance LLC	7.750	01/15/22	2,718,735
2,375,000	g	Endo Finance LLC	5.375	01/15/23	2,282,969
4,800,000	g	Endo Finance LLC	6.000	07/15/23	4,752,000
8,075,000	g	Endo Finance LLC	6.000	02/01/25	7,883,219
2,000,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	2,040,000
13,950,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	13,871,531
7,375,000	g	Valeant Pharmaceuticals International, Inc	7.500	07/15/21	7,596,250
1,900,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/21	1,919,000
2,450,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	2,327,500
10,000,000	g	Valeant Pharmaceuticals International, Inc	7.250	07/15/22	10,275,000
1,900,000	g	Valeant Pharmaceuticals International, Inc	5.500	03/01/23	1,800,250
9,400,000	g	VRX Escrow Corp	5.875	05/15/23	9,012,250
12,475,000	g	VRX Escrow Corp	6.125	04/15/25	11,949,803
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			79,723,819

REAL ESTATE - 0.7%
6,300,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	5,607,000
7,600,000		Communications Sales & Leasing, Inc	8.250	10/15/23	6,498,000
2,975,000		Equinix, Inc	4.875	04/01/20	3,027,063
5,625,000		Equinix, Inc	5.375	01/01/22	5,596,875
		TOTAL REAL ESTATE			20,728,938

RETAILING - 2.2%
16,300,000	g	Argos Merger Sub, Inc	7.125	03/15/23	16,483,375
8,525,000		Asbury Automotive Group, Inc	6.000	12/15/24	8,823,375
1,500,000	g	Family Tree Escrow LLC	5.250	03/01/20	1,538,100
3,440,000	g	Family Tree Escrow LLC	5.750	03/01/23	3,569,000
8,750,000	g	Guitar Center, Inc	6.500	04/15/19	8,050,000
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,147,500
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,077,500
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,116,406
14,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	15,008,994
5,000,000		Penske Automotive Group, Inc	5.375	12/01/24	4,900,000
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,275,000
		TOTAL RETAILING			68,989,250

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
5,000,000		Micron Technology, Inc	5.500	02/01/25	4,575,000
4,500,000	g	Micron Technology, Inc	5.625	01/15/26	4,050,000
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			8,625,000

SOFTWARE & SERVICES - 2.7%
12,485,000	g	Audatex North America, Inc	6.000	06/15/21	12,509,845
3,900,000	g	Audatex North America, Inc	6.125	11/01/23	3,919,500
12,575,000	g	BMC Software Finance, Inc	8.125	07/15/21	10,162,172
2,850,000	g,o	Boxer Parent Co, Inc	9.000	10/15/19	2,023,500
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,050,000
186

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,750,000	g,o	Infor Software Parent LLC	7.125%	05/01/21	$4,180,000
4,000,000	g	MSCI, Inc	5.750	08/15/25	4,030,000
6,350,000		NCR Corp	5.875	12/15/21	6,223,000
4,750,000		NCR Corp	6.375	12/15/23	4,655,000
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	2,985,000
5,000,000	g	Open Text Corp	5.625	01/15/23	4,959,375
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,841,500
14,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250	11/07/21	13,142,500
8,400,000	g	SS&C Technologies Holdings, Inc	5.875	07/15/23	8,547,000
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,075,000
		TOTAL SOFTWARE & SERVICES			85,303,392

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
3,500,000	g	CommScope, Inc	5.000	06/15/21	3,421,250
5,000,000		International Game Technology	7.500	06/15/19	5,275,000
9,210,000	g	International Game Technology	5.625	02/15/20	8,933,700
8,035,000	g	International Game Technology	6.250	02/15/22	7,472,550
13,285,000	g	International Game Technology	6.500	02/15/25	11,956,500
8,000,000	g	NXP BV	4.625	06/15/22	7,940,000
4,750,000	g	NXP Funding LLC	5.750	02/15/21	4,940,000
1,500,000		Scientific Games Corp	8.125	09/15/18	1,395,000
4,000,000		Scientific Games International, Inc	6.250	09/01/20	2,870,000
14,500,000	g	Scientific Games International, Inc	7.000	01/01/22	14,318,750
16,000,000		Scientific Games International, Inc	10.000	12/01/22	13,920,000
8,725,000	g	Zebra Technologies Corp	7.250	10/15/22	9,292,125
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			91,734,875

TELECOMMUNICATION SERVICES - 8.0%
9,500,000	g	Altice Financing S.A.	6.500	01/15/22	9,172,345
10,050,000	g	Altice Financing S.A.	6.625	02/15/23	9,648,000
2,000,000		CenturyLink, Inc	5.625	04/01/20	1,850,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	5,520,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	6,287,125
4,375,000		CenturyLink, Inc	6.750	12/01/23	3,800,781
3,300,000		CenturyLink, Inc	7.650	03/15/42	2,524,500
3,200,000		Citizens Communications Co	7.125	03/15/19	3,134,400
2,750,000		Citizens Communications Co	9.000	08/15/31	2,268,750
10,550,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	10,813,750
23,700,000	g	CommScope Technologies Finance LLC	6.000	06/15/25	22,737,306
9,400,000		Frontier Communications Corp	8.500	04/15/20	9,141,500
2,850,000	g	Frontier Communications Corp	8.875	09/15/20	2,793,000
3,225,000		Frontier Communications Corp	7.125	01/15/23	2,650,627
10,450,000	g	Frontier Communications Corp	11.000	09/15/25	10,110,375
10,250,000		GCI, Inc	6.875	04/15/25	10,301,250
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	2,812,500
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	5,505,000
3,050,000		Intelsat Jackson Holdings S.A.	5.500	08/01/23	2,508,625
19,300,000		Intelsat Luxembourg S.A.	6.750	06/01/18	16,332,625
10,036,000		Kratos Defense & Security Solutions, Inc	7.000	05/15/19	8,129,160
7,700,000	g	Sable International Finance Ltd	6.875	08/01/22	7,757,750
8,257,000		Sprint Capital Corp	6.875	11/15/28	5,986,325
3,525,000		Sprint Capital Corp	8.750	03/15/32	2,740,688
187

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,825,000		Sprint Corp	7.250%	09/15/21	$2,312,969
2,850,000		Telecom Italia Capital S.A.	6.375	11/15/33	2,728,875
2,850,000		Telecom Italia Capital S.A.	6.000	09/30/34	2,636,250
4,750,000		Telecom Italia Capital S.A.	7.721	06/04/38	5,153,750
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,090,750
12,350,000		T-Mobile USA, Inc	6.542	04/28/20	12,550,688
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,583,750
10,850,000		T-Mobile USA, Inc	6.731	04/28/22	10,822,875
525,000		T-Mobile USA, Inc	6.836	04/28/23	519,750
3,350,000		T-Mobile USA, Inc	6.500	01/15/24	3,247,406
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	6,637,250
9,375,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	9,281,250
9,500,000	g	Wind Acquisition Finance S.A.	7.375	04/23/21	9,381,250
14,250,000		Windstream Corp	7.750	10/01/21	11,043,750
2,000,000		Windstream Corp	7.500	04/01/23	1,480,000
1,925,000		Windstream Corp	6.375	08/01/23	1,387,155
		TOTAL TELECOMMUNICATION SERVICES			257,384,100

TRANSPORTATION - 2.8%
12,050,000	g	American Airlines Group, Inc	4.625	03/01/20	11,748,750
8,750,000	g	Bombardier, Inc	7.500	03/15/18	8,137,500
10,150,000	g	Bombardier, Inc	5.500	09/15/18	8,779,750
6,000,000	g	Bombardier, Inc	7.750	03/15/20	5,100,000
4,500,000	g	Bombardier, Inc	6.000	10/15/22	3,330,000
7,825,000	g	Bombardier, Inc	6.125	01/15/23	5,751,375
14,800,000	g	Bombardier, Inc	7.500	03/15/25	11,100,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,171,500
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	10,707,200
12,000,000	g	KLX, Inc	5.875	12/01/22	11,673,720
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	4,003,200
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,899,000
		TOTAL TRANSPORTATION			84,401,995

UTILITIES - 4.5%
11,145,000		AES Corp	7.375	07/01/21	11,562,937
2,000,000		AES Corp	5.500	04/15/25	1,750,000
2,500,000		AmeriGas Finance LLC	6.750	05/20/20	2,531,250
14,000,000		AmeriGas Finance LLC	7.000	05/20/22	14,350,000
5,000,000		AmeriGas Partners LP	6.250	08/20/19	5,050,000
10,330,000	g	Calpine Corp	7.875	01/15/23	11,053,100
6,000,000	g	Eco Services Operations LLC	8.500	11/01/22	5,340,000
13,873,000		Ferrellgas Partners LP	8.625	06/15/20	13,873,000
8,480,000		Ferrellgas Partners LP	6.500	05/01/21	7,928,800
11,000,000		Ferrellgas Partners LP	6.750	01/15/22	10,230,000
7,500,000	g	Ferrellgas Partners LP	6.750	06/15/23	6,825,000
14,250,000		NGL Energy Partners LP	5.125	07/15/19	12,967,500
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,081,000
6,320,000		NRG Energy, Inc	7.875	05/15/21	6,406,900
5,000,000		NRG Energy, Inc	6.250	07/15/22	4,550,000
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,210,000
7,000,000		NRG Energy, Inc	6.250	05/01/24	6,177,500
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,456,373
188

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$10,200,000		Suburban Propane Partners LP	5.750%	03/01/25	$9,664,500
		TOTAL UTILITIES			141,007,860

		TOTAL CORPORATE BONDS			2,515,796,880
		(Cost $2,745,748,293)

		TOTAL BONDS			2,515,796,880
		(Cost $2,745,748,293)

SHORT-TERM INVESTMENTS - 10.3%
GOVERNMENT AGENCY DEBT - 8.3%
20,000,000		Federal Home Loan Bank (FHLB)	0.120	10/09/15	19,999,860
15,600,000		FHLB	0.080	10/14/15	15,599,828
20,000,000		FHLB	0.060	10/26/15	19,999,580
40,000,000		FHLB	0.125	10/30/15	39,999,040
18,000,000	q	FHLB	0.120	11/16/15	17,998,488
20,000,000		FHLB	0.110	11/18/15	19,998,240
45,000,000		FHLB	0.050-0.075	11/20/15	44,995,860
20,000,000		FHLB	0.110	11/24/15	19,998,020
50,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.095	10/27/15	49,998,900
15,000,000		Federal National Mortgage Association (FNMA)	0.100	10/05/15	14,999,955
		TOTAL GOVERNMENT AGENCY DEBT			263,587,771

TREASURY DEBT - 2.0%
68,000,000	q	United States Treasury Bill	0.230	03/03/16	67,990,888
		TOTAL TREASURY DEBT			67,990,888

		TOTAL SHORT-TERM INVESTMENTS			331,578,659
		(Cost $331,510,667)

		TOTAL INVESTMENTS - 100.9%			3,223,584,763
		(Cost $3,467,205,457)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(30,063,498)
		NET ASSETS - 100.0%			$3,193,521,265

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities was $1,112,543,689 or 34.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on unfunded loan commitments.
189

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 97.1%

AGENCY SECURITIES - 0.5%
$3,500,000		Private Export Funding Corp (PEFCO)	2.300%	09/15/20	$3,564,974
3,000,000		PEFCO	3.250	06/15/25	3,116,436
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	3,041,154
		TOTAL AGENCY SECURITIES			9,722,564

MORTGAGE BACKED - 0.4%
7,000,000		Government National Mortgage Association (GNMA)	3.700	10/15/33	7,561,373
		TOTAL MORTGAGE BACKED			7,561,373

U.S. TREASURY SECURITIES - 96.2%
10,000,000		United States Treasury Bond	3.000	05/15/45	10,241,150
8,000,000		United States Treasury Bond	2.875	08/15/45	8,000,832
28,767,097	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	29,243,538
39,441,377	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	40,496,749
100,595,839	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	100,231,683
31,617,612	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	33,120,271
31,404,914	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	32,514,733
94,363,188	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	94,269,768
32,455,671	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	33,753,898
31,565,253	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	33,629,747
69,258,000	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	69,041,569
35,667,563	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	38,100,661
42,212,361	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	44,304,828
110,062,800	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	109,386,354
65,213,216	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	68,478,963
72,092,389	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	74,945,084
70,872,956	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	71,885,305
74,877,183	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	73,001,360
103,779,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	101,250,736
68,239,380	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	65,822,546
56,403,050	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	55,457,114
63,158,518	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	62,887,946
55,279,950	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	52,777,979
37,281,200	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	35,756,474
58,055,291	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	66,845,210
8,050,960	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	7,848,116
71,010,116	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	79,723,625
33,145,227	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	38,817,900
35,344,199	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	39,094,925
34,031,855	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	45,127,669
35,781,438	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	42,943,773
190

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$36,275,579	k	United States Treasury Inflation Indexed Bonds	3.875%	04/15/29	$50,029,139
11,064,137	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	15,169,397
16,013,632	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	18,886,911
26,990,829	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	32,016,467
36,649,099	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	32,094,202
36,331,050	k	United States Treasury Inflation Indexed Bonds	0.625	02/15/43	30,621,226
44,032,000	k	United States Treasury Inflation Indexed Bonds	1.375	02/15/44	44,707,979
26,350,220	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/45	22,867,749
7,500,000		United States Treasury Note	2.125	05/15/25	7,547,753
		TOTAL U.S. TREASURY SECURITIES			1,912,941,329

		TOTAL GOVERNMENT BONDS			1,930,225,266
		(Cost $1,924,316,131)

SHORT-TERM INVESTMENTS - 2.8%
GOVERNMENT AGENCY DEBT - 2.8%
5,000,000		Federal Home Loan Bank (FHLB)	0.060	10/09/15	4,999,965
13,000,000		FHLB	0.110	10/23/15	12,999,766
6,000,000		FHLB	0.110	11/04/15	5,999,628
5,000,000		FHLB	0.050	11/20/15	4,999,540
7,000,000		FHLB	0.110	11/24/15	6,999,307
20,000,000		Federal National Mortgage Association (FNMA)	0.100	10/05/15	19,999,940
		TOTAL GOVERNMENT AGENCY DEBT			55,998,146

		TOTAL SHORT-TERM INVESTMENTS			55,998,146
		(Cost $55,996,711)

		TOTAL INVESTMENTS - 99.9%			1,986,223,412
		(Cost $1,980,312,842)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			2,265,802
		NET ASSETS - 100.0%			$1,988,489,214

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
191

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
September 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 3.5%

CAPITAL GOODS - 0.1%
$1,769,453	i	TransDigm, Inc	3.750%	02/28/20	$1,745,442
		TOTAL CAPITAL GOODS			1,745,442

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000	h,i	Staples, Inc	3.500	04/24/21	994,130
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			994,130

CONSUMER DURABLES & APPAREL - 0.2%
597,000	i	Hanesbrands, Inc	3.250	04/29/22	598,988
2,005,670	i	PVH Corp	3.250	02/13/20	2,012,068
		TOTAL CONSUMER DURABLES & APPAREL			2,611,056

CONSUMER SERVICES - 0.5%
873,000	i	ARAMARK Corp	3.250	09/07/19	869,726
2,595,000	i	Hilton Worldwide	3.500	10/26/20	2,586,333
1,152,160	i	La Quinta Intermediate Holdings LLC	3.750	04/14/21	1,140,638
2,977,041	i	MGM Resorts International	3.500	12/20/19	2,951,736
		TOTAL CONSUMER SERVICES			7,548,433

DIVERSIFIED FINANCIALS - 0.1%
2,000,000	i	International Lease Finance Corp	3.500	03/06/21	1,992,500
		TOTAL DIVERSIFIED FINANCIALS			1,992,500

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
894,660	i	Capsugel Holdings US, Inc	3.500	08/01/18	890,983
1,990,000	i	CHS/Community Health Systems	3.575	12/31/18	1,986,159
127,637	i	CHS/Community Health Systems	4.000	01/27/21	127,605
2,977,387	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,969,318
992,405	i	HCA, Inc	3.077	03/31/17	991,055
1,984,810	i	HCA, Inc	3.077	05/01/18	1,982,091
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,947,211

MEDIA - 0.6%
2,977,099	i	AMC Entertainment, Inc	3.500	04/30/20	2,964,685
3,000,000	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	2,980,170
734,341	i	CSC Holdings LLC	2.694	04/17/20	728,716
1,379,165	i	Nielsen Finance LLC	3.199	04/15/21	1,380,889
992,140	i	Univision Communications, Inc	4.000	03/01/20	985,006
292,388	i	Univision Communications, Inc	4.000	03/01/20	290,242
		TOTAL MEDIA			9,329,708

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
348,250	i	Valeant Pharmaceuticals International, Inc	4.000	04/01/22	344,290
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			344,290
192

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
$2,584,179	i	Avago Technologies Ltd	3.750%	05/06/21	$2,580,406
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,580,406

SOFTWARE & SERVICES - 0.2%
2,977,330	i	IMS Health, Inc	3.500	03/17/21	2,960,597
		TOTAL SOFTWARE & SERVICES			2,960,597

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,820,438	i	CommScope, Inc	3.750	12/29/22	1,816,651
1,984,848	i	GXS Group, Inc	3.250	01/16/21	1,983,618
2,969,735	i	NXP BV	3.250	01/11/20	2,958,598
995,000	i	Sensata Technologies BV	3.000	10/11/21	992,513
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			7,751,380

TELECOMMUNICATION SERVICES - 0.2%
2,977,273	i	Crown Castle Operating Co	3.000	01/31/21	2,964,768
		TOTAL TELECOMMUNICATION SERVICES			2,964,768

UTILITIES - 0.2%
997,500	i	Calpine Corp	3.500	05/27/22	980,323
		TOTAL UTILITIES			980,323

		TOTAL BANK LOAN OBLIGATIONS			50,750,244
		(Cost $50,939,895)

BONDS - 94.7%

CORPORATE BONDS - 38.2%

BANKS - 12.9%
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	503,750
1,925,000	g	Banco del Estado de Chile	2.000	11/09/17	1,933,518
788,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	795,417
2,675,000		Bank of America Corp	3.750	07/12/16	2,728,297
9,350,000		Bank of America Corp	2.000	01/11/18	9,385,128
10,000,000		Bank of America NA	1.650	03/26/18	9,995,520
5,000,000		Bank of America NA	1.750	06/05/18	4,989,600
15,000,000		Bank of Nova Scotia	2.125	09/11/19	15,190,035
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,012,493
1,000,000		BB&T Corp	3.200	03/15/16	1,008,691
5,000,000		BB&T Corp	1.350	10/01/17	4,997,870
2,500,000		BDO Unibank, Inc	4.500	02/16/17	2,568,750
3,835,000		Capital One Bank USA NA	1.150	11/21/16	3,825,585
1,500,000		Capital One Bank USA NA	1.650	02/05/18	1,488,939
6,750,000		Citigroup, Inc	1.300	11/15/16	6,764,425
2,000,000		Citigroup, Inc	1.800	02/05/18	1,998,060
2,000,000		Citigroup, Inc	1.700	04/27/18	1,989,740
3,000,000		Deutsche Bank AG	1.875	02/13/18	2,990,010
193

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	g	DNB Boligkreditt AS.	2.000%	05/28/20	$5,028,155
3,750,000		Eksportfinans ASA	2.375	05/25/16	3,755,250
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,498,950
1,000,000		First Horizon National Corp	5.375	12/15/15	1,008,598
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,691,971
5,000,000		Huntington National Bank	1.300	11/20/16	5,005,090
3,000,000		JPMorgan Chase & Co	1.350	02/15/17	3,003,900
5,000,000		JPMorgan Chase & Co	1.700	03/01/18	4,988,625
3,000,000		KeyBank NA	1.700	06/01/18	2,999,133
1,250,000	g	National Australia Bank Ltd	2.000	06/20/17	1,268,397
2,000,000		PNC Bank NA	1.125	01/27/17	2,001,092
5,000,000		PNC Bank NA	1.500	02/23/18	4,989,610
3,800,000		PNC Bank NA	1.850	07/20/18	3,816,541
2,000,000		Royal Bank of Canada	1.200	01/23/17	2,006,034
3,000,000		Royal Bank of Canada	1.500	01/16/18	2,998,692
15,000,000		Royal Bank of Canada	1.875	02/05/20	15,024,525
11,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	10,983,643
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	7,971,136
1,800,000	g	State Bank of India	4.125	08/01/17	1,860,826
300,000	g	State Bank of India	3.250	04/18/18	305,400
4,000,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	4,019,632
1,000,000		SunTrust Banks, Inc	1.350	02/15/17	999,402
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,022,250
5,000,000		Toronto-Dominion Bank	1.625	03/13/18	5,015,590
9,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	9,006,633
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	496,775
500,000		Union Bank NA	2.125	06/16/17	505,306
500,000		US Bancorp	1.650	05/15/17	504,285
5,000,000		US Bank NA	1.100	01/30/17	5,007,775
1,375,000	g	Zenith Bank plc	6.250	04/22/19	1,237,500
		TOTAL BANKS			188,186,544

CAPITAL GOODS - 2.3%
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	3,001,221
475,000		Caterpillar, Inc	1.500	06/26/17	477,862
2,000,000		Eaton Corp	1.500	11/02/17	1,997,772
2,000,000		John Deere Capital Corp	1.050	10/11/16	2,006,728
12,450,000		John Deere Capital Corp	1.050	12/15/16	12,474,614
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,014,185
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,007,744
3,200,000		John Deere Capital Corp	1.600	07/13/18	3,209,254
5,925,000		Pentair Finance S.A.	1.350	12/01/15	5,928,496
2,000,000	g	TSMC Global Ltd	1.625	04/03/18	1,981,998
500,000		United Technologies Corp	1.800	06/01/17	506,006
		TOTAL CAPITAL GOODS			33,605,880

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
4,400,000		Air Lease Corp	2.125	01/15/18	4,356,000
8,000,000	g	Daimler Finance North America LLC	2.000	08/03/18	7,883,984
1,000,000		Waste Management, Inc	2.600	09/01/16	1,013,620
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,253,604
194

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER SERVICES - 0.3%
$1,000,000	g	SABMiller Holdings, Inc	2.450%	01/15/17	$1,013,436
2,500,000		Walt Disney Co	0.875	05/30/17	2,498,130
		TOTAL CONSUMER SERVICES			3,511,566

DIVERSIFIED FINANCIALS - 6.8%
500,000		American Express Centurion Bank	6.000	09/13/17	540,810
1,000,000		American Express Credit Corp	1.300	07/29/16	1,002,908
1,000,000		American Express Credit Corp	2.800	09/19/16	1,017,377
3,000,000		American Express Credit Corp	1.550	09/22/17	3,005,832
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	1,002,935
1,000,000		BNP Paribas S.A.	1.375	03/17/17	1,000,386
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,074,960
2,400,000		Capital One Financial Corp	1.000	11/06/15	2,400,578
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,730,860
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,301,519
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	890,635
2,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	1,986,968
5,000,000		General Electric Capital Corp	1.500	07/12/16	5,032,925
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,043,594
2,312,000		General Motors Financial Co, Inc	2.750	05/15/16	2,325,722
10,000,000		Goldman Sachs Group, Inc	3.625	02/07/16	10,095,760
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,030,768
3,000,000	g	ICICI Bank Ltd	3.500	03/18/20	3,029,652
200,000		International Lease Finance Corp	5.750	05/15/16	203,000
200,000		International Lease Finance Corp	3.875	04/15/18	199,500
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,002,576
1,500,000	g	Lukoil International Finance BV	3.416	04/24/18	1,440,000
1,800,000		Morgan Stanley	1.750	02/25/16	1,805,764
3,300,000		Morgan Stanley	1.875	01/05/18	3,307,567
3,000,000		Morgan Stanley	2.200	12/07/18	3,028,104
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	1,002,838
8,300,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	8,446,437
1,000,000		Synchrony Financial	1.875	08/15/17	1,000,309
410,000		Toyota Motor Credit Corp	1.250	10/05/17	410,507
5,000,000		Toyota Motor Credit Corp	1.550	07/13/18	5,023,135
2,000,000		UBS AG.	1.375	08/14/17	1,994,000
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,007,920
11,000,000		Wells Fargo & Co	1.250	07/20/16	11,047,344
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,548,905
5,000,000		Wells Fargo & Co	1.400	09/08/17	5,003,450
		TOTAL DIVERSIFIED FINANCIALS			98,985,545

ENERGY - 2.2%
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,588,762
2,000,000		Chevron Corp	1.104	12/05/17	1,991,984
5,000,000		Chevron Corp	1.365	03/02/18	5,003,985
3,800,000		Ecopetrol S.A.	4.250	09/18/18	3,838,000
3,000,000		Enterprise Products Operating LLC	1.650	05/07/18	2,979,741
5,000,000		Exxon Mobil Corp	1.305	03/06/18	5,011,065
350,000		Marathon Petroleum Corp	3.500	03/01/16	353,552
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,441,447
195

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$350,000		Noble Holding International Ltd	4.000%	03/16/18	$331,530
500,000		Occidental Petroleum Corp	2.500	02/01/16	503,273
500,000	i	Petrobras Global Finance BV	1.953	05/20/16	471,250
575,000		Petrobras Global Finance BV	3.250	03/17/17	507,438
725,000		Petrobras International Finance Co	3.875	01/27/16	712,313
2,425,000		Petroleos Mexicanos	3.500	07/18/18	2,451,675
625,000		Southwestern Energy Co	3.300	01/23/18	614,124
750,000		Statoil ASA	1.200	01/17/18	746,175
1,000,000		Tesoro Corp	4.250	10/01/17	1,015,000
750,000		Total Capital International S.A.	1.500	02/17/17	756,551
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,017,860
		TOTAL ENERGY			31,335,725

FOOD & STAPLES RETAILING - 0.4%
1,000,000		CVS Health Corp	1.200	12/05/16	1,002,216
3,000,000		CVS Health Corp	1.900	07/20/18	3,020,223
2,450,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	2,459,077
		TOTAL FOOD & STAPLES RETAILING			6,481,516

FOOD, BEVERAGE & TOBACCO - 0.8%
2,000,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	2,002,038
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	504,161
600,000		Coca-Cola Co	1.800	09/01/16	606,522
2,000,000		Diageo Capital plc	1.125	04/29/18	1,987,924
1,650,000		General Mills, Inc	0.875	01/29/16	1,651,474
675,000	g	HJ Heinz Co	2.000	07/02/18	675,988
1,650,000	g	JM Smucker Co	1.750	03/15/18	1,653,783
200,000		Mondelez International, Inc	4.125	02/09/16	202,209
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,016,713
850,000		Reynolds American, Inc	2.300	06/12/18	859,203
		TOTAL FOOD, BEVERAGE & TOBACCO			11,160,015

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
1,000,000		Baxter International, Inc	0.950	06/01/16	1,000,502
200,000		Becton Dickinson & Co	1.750	11/08/16	201,105
3,300,000		Becton Dickinson & Co	1.450	05/15/17	3,293,958
1,000,000		McKesson Corp	1.292	03/10/17	998,104
6,175,000		Medtronic, Inc	1.500	03/15/18	6,150,646
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,248,808
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	5,006,565
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			18,899,688

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,019,224
375,000		Ecolab, Inc	1.450	12/08/17	373,155
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,392,379

INSURANCE - 0.7%
750,000		Aetna, Inc	1.500	11/15/17	750,743
2,000,000	g	Metropolitan Life Global Funding I	1.300	04/10/17	2,005,262
400,000		Principal Financial Group, Inc	1.850	11/15/17	402,482
196

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$550,000		UnitedHealth Group, Inc	0.850%	10/15/15	$550,060
5,000,000		UnitedHealth Group, Inc	1.450	07/17/17	5,023,455
425,000		UnitedHealth Group, Inc	1.400	10/15/17	427,388
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,518,398
		TOTAL INSURANCE			10,677,788

MATERIALS - 0.9%
1,000,000	g	Cemex SAB de C.V.	5.875	03/25/19	975,000
300,000		Corning, Inc	1.450	11/15/17	300,116
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	200,103
5,000,000	g	Glencore Funding LLC	2.125	04/16/18	4,300,000
5,000,000		Monsanto Co	1.150	06/30/17	4,983,835
1,750,000		Sherwin-Williams Co	1.350	12/15/17	1,743,662
1,000,000		Teck Resources Ltd	2.500	02/01/18	805,000
		TOTAL MATERIALS			13,307,716

MEDIA - 0.2%
1,000,000		CBS Corp	4.000	01/15/26	983,591
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	627,360
1,000,000		Viacom, Inc	3.500	04/01/17	1,024,945
		TOTAL MEDIA			2,635,896

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,500,640
1,200,000		AbbVie, Inc	1.750	11/06/17	1,203,565
4,800,000		AbbVie, Inc	1.800	05/14/18	4,787,002
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,407,837
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,915,518
450,000		Actavis Funding SCS	3.000	03/12/20	450,505
700,000		Actavis Funding SCS	3.800	03/15/25	677,198
1,000,000		Amgen, Inc	1.250	05/22/17	998,026
1,300,000		Celgene Corp	2.125	08/15/18	1,310,394
600,000		Johnson & Johnson	2.150	05/15/16	606,764
120,000		Life Technologies Corp	3.500	01/15/16	120,782
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,005,313
3,275,000		Perrigo Co plc	1.300	11/08/16	3,250,356
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			23,233,900

REAL ESTATE - 0.1%
304,000		Kimco Realty Corp	5.783	03/15/16	310,201
1,000,000		Ventas Realty LP	1.250	04/17/17	995,461
		TOTAL REAL ESTATE			1,305,662

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,001,328
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,001,328

SOFTWARE & SERVICES - 0.1%
800,000		Baidu, Inc	3.000	06/30/20	794,780
1,000,000		Xerox Corp	2.950	03/15/17	1,017,086
		TOTAL SOFTWARE & SERVICES			1,811,866
197

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
$5,000,000		Amphenol Corp	1.550%	09/15/17	$5,003,365
3,000,000		Apple, Inc	1.000	05/03/18	2,986,194
250,000		CC Holdings GS V LLC	2.381	12/15/17	251,751
1,000,000		Cisco Systems, Inc	1.100	03/03/17	1,003,292
1,500,000		Cisco Systems, Inc	1.650	06/15/18	1,511,034
3,000,000		General Electric Co	0.850	10/09/15	3,000,165
5,000,000	g,h	Hewlett-Packard Enterprise Co	2.450	10/05/17	4,997,200
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,025,275
4,950,000		L-3 Communications Corp	1.500	05/28/17	4,904,757
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	479,943
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			25,162,976

TELECOMMUNICATION SERVICES - 1.6%
980,000	g	Alibaba Group Holding Ltd	1.625	11/28/17	972,202
1,000,000	g	Alibaba Group Holding Ltd	2.500	11/28/19	981,388
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,009,920
1,000,000	i	America Movil SAB de C.V.	1.336	09/12/16	999,737
1,330,000		AT&T, Inc	1.400	12/01/17	1,323,091
1,825,000		British Telecommunications plc	1.625	06/28/16	1,832,307
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,010,423
750,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	402,188
3,000,000		Verizon Communications, Inc	0.700	11/02/15	3,000,516
5,000,000		Verizon Communications, Inc	1.350	06/09/17	4,992,995
6,090,000		Verizon Communications, Inc	2.625	02/21/20	6,126,802
		TOTAL TELECOMMUNICATION SERVICES			22,651,569

TRANSPORTATION - 0.3%
1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,265,305
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	3,001,950
890,000	g	Transnet Ltd	4.500	02/10/16	895,563
		TOTAL TRANSPORTATION			5,162,818

UTILITIES - 2.8%
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,143,363
5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	4,981,010
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,015,872
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,992,836
1,000,000		Duke Energy Corp	2.100	06/15/18	1,011,048
2,000,000	g	Electricite de France	1.150	01/20/17	2,000,262
1,325,000		Exelon Corp	1.550	06/09/17	1,322,661
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	579,563
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,759,250
600,000		Kinder Morgan, Inc	2.000	12/01/17	595,653
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,534,350
1,000,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	1,000,589
1,225,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,211,683
1,025,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	999,271
4,225,000		Northeast Utilities	1.600	01/15/18	4,207,323
1,500,000		Northeast Utilities	1.450	05/01/18	1,488,161
500,000		Pepco Holdings, Inc	2.700	10/01/15	500,000
198

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000		Sabine Pass LNG LP	7.500%	11/30/16	$3,067,500
2,000,000		Sempra Energy	2.300	04/01/17	2,022,122
1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,628,690
5,000,000		Xcel Energy, Inc	0.750	05/09/16	4,999,545
		TOTAL UTILITIES			42,060,752

		TOTAL CORPORATE BONDS			555,824,733
		(Cost $556,318,756)

GOVERNMENT BONDS - 27.2%

AGENCY SECURITIES - 3.9%
12,000,000		Federal Home Loan Bank (FHLB)	0.375	02/19/16	12,002,700
5,000,000		FHLB	0.625	12/28/16	5,010,515
14,000,000		FHLB	0.875	05/24/17	14,062,650
7,725,004	g	Hospital for Special Surgery	3.500	01/01/23	7,938,515
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,057,204
2,000,000		PEFCO	2.250	03/15/20	2,039,660
3,000,000		PEFCO	2.300	09/15/20	3,055,692
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	6,082,308
		TOTAL AGENCY SECURITIES			56,249,244

FOREIGN GOVERNMENT BONDS - 4.5%
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.125	01/30/17	1,005,620
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,044,232
4,125,000		Export-Import Bank of Korea	1.750	02/27/18	4,106,252
2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,111,699
500,000		Hungary Government International Bond	4.125	02/19/18	519,375
1,250,000		Hydro-Quebec	7.500	04/01/16	1,289,925
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,043,538
20,000,000	g,i	International Finance Facility for Immunisation	0.515	07/05/16	20,001,500
100,000		Italian Republic	5.250	09/20/16	103,850
5,000,000	g	Kommunalbanken AS.	0.875	10/03/16	5,015,940
1,700,000	g	Kommunalbanken AS.	1.625	01/15/20	1,700,947
2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,500,730
1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,021,273
500,000		Korea Development Bank	1.000	01/22/16	500,031
2,000,000		Korea Development Bank	1.500	01/22/18	1,985,358
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	419,755
410,000	g	Korea Housing Finance Corp	1.625	09/15/18	404,300
5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,413,360
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,060,000
300,000	g	Municipality Finance plc	1.750	05/21/19	304,153
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,119,088
350,000	g	Republic of Serbia	5.250	11/21/17	361,812
1,000,000		Republic of Turkey	7.500	07/14/17	1,078,750
625,000	g	Slovenia Government International Bond	4.125	02/18/19	659,375
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,644,115
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,528,772
1,750,000		Svensk Exportkredit AB	1.750	08/28/20	1,752,137
1,000,000		Turkey Government International Bond	7.000	09/26/16	1,045,000
		TOTAL FOREIGN GOVERNMENT BONDS			67,740,887
199

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MORTGAGE BACKED - 1.1%
$9,571		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000%	12/01/17	$9,911
1,171,134		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,183,918
1,896,093		FNMA	2.690	10/01/17	1,947,350
2,413,667		FNMA	3.000	11/01/24	2,526,793
5,362,018		FNMA	2.000	05/25/25	5,439,429
2,105,953		Government National Mortgage Association (GNMA)	2.300	10/15/19	2,108,247
963,218		GNMA	2.176	05/16/39	975,997
1,791,984		GNMA	2.120	05/16/40	1,809,025
		TOTAL MORTGAGE BACKED			16,000,670

MUNICIPAL BONDS - 0.4%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	5,024,200
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	510,930
		TOTAL MUNICIPAL BONDS			5,535,130

U.S. TREASURY SECURITIES - 17.3%
10,507,300	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	10,469,264
17,324,700	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	17,218,222
6,025,000	d	United States Treasury Note	0.375	05/31/16	6,029,784
35,790,000	d	United States Treasury Note	0.500	06/15/16	35,851,523
26,315,000	d	United States Treasury Note	0.625	08/15/16	26,375,314
15,000,000		United States Treasury Note	0.625	12/31/16	15,029,685
31,455,000		United States Treasury Note	0.625	02/15/17	31,516,023
2,142,000		United States Treasury Note	0.500	02/28/17	2,142,139
2,520,000		United States Treasury Note	0.500	03/31/17	2,519,672
2,900,000		United States Treasury Note	0.625	06/30/17	2,901,586
15,000,000		United States Treasury Note	0.625	08/31/17	14,999,610
7,550,000		United States Treasury Note	1.000	12/15/17	7,597,384
600		United States Treasury Note	0.875	01/31/18	602
34,568,000		United States Treasury Note	1.000	09/15/18	34,649,926
5,000,000		United States Treasury Note	1.375	09/30/18	5,065,495
35,990,000		United States Treasury Note	1.375	09/30/20	35,984,385
3,290,000		United States Treasury Note	2.000	08/15/25	3,274,149
		TOTAL U.S. TREASURY SECURITIES			251,624,763

		TOTAL GOVERNMENT BONDS			397,150,694
		(Cost $395,950,317)

STRUCTURED ASSETS - 29.3%

ASSET BACKED - 9.5%
227,778	i	Aames Mortgage Trust	6.896	06/25/32	220,840
		Series - 2002 1 (Class A3)
29,039	i	Accredited Mortgage Loan Trust	0.440	09/25/35	28,995
		Series - 2005 3 (Class A1)
312,330	i	ACE Securities Corp Home Equity Loan Trust	0.929	08/25/35	308,113
		Series - 2005 HE5 (Class M2)
1,000,000	g	AESOP Funding II	3.270	02/20/18	1,022,787
		Series - 2011 5A (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	1,001,940
		Series - 2012 5 (Class A)
200

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$55,677	g	Asset Backed Funding Corp NIM Trust	5.900%	07/26/35	$1
		Series - 2006 WMC1 (Class N1)
450,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	452,625
		Series - 2010 5A (Class A)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	3,036,768
		Series - 2011 3A (Class C)
91,317	i	Bear Stearns Asset Backed Securities Trust	0.934	11/25/39	90,876
		Series - 2005 SD3 (Class 2A1)
3,561,966		California Republic Auto Receivables Trust	0.880	12/15/17	3,561,507
		Series - 2015 1 (Class A2)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,499,800
		Series - 2013 1 (Class B)
1,069,679	g	Capital Automotive REIT	5.610	11/15/39	1,166,376
		Series - 2011 1A (Class A)
4,750,000		CarMax Auto Owner Trust	2.080	03/15/18	4,786,494
		Series - 2012 2 (Class C)
5,430,700	i,m	CCR, Inc	0.648	07/10/17	5,349,761
		Series - 2010 CX (Class C)
20,943		Centex Home Equity	5.540	01/25/32	20,904
		Series - 2002 A (Class AF6)
196,593	i	Centex Home Equity	0.839	03/25/34	183,029
		Series - 2004 B (Class M1)
263,636	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	233,848
		Series - 2004 2 (Class 1M2)
7,331,525	i	Connecticut Avenue Securities	1.144	05/25/24	7,263,048
		Series - 2014 C02 (Class 1M1)
7,465,735	i	Connecticut Avenue Securities	1.694	02/25/25	7,482,937
		Series - 2015 C01 (Class 1M1)
43,855	g,i	CSMC Trust	0.504	11/25/35	43,706
		Series - 2006 CF1 (Class A1)
2,786,000	g	DB Master Finance LLC	3.262	02/20/45	2,802,217
		Series - 2015 1A (Class A2I)
2,898,750	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	2,985,686
		Series - 2012 1A (Class A2)
4,091,237		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	4,118,705
		Series - 2011 A (Class A1)
7,798,172	g,i	Flagstar Home Equity Loan Trust	0.354	06/25/19	7,754,237
		Series - 2006 2A (Class A)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	3,012,552
		Series - 2013 D (Class B)
9,250,000	g	Ford Credit Auto Owner Trust	2.510	04/15/26	9,429,219
		Series - 2014 2 (Class B)
4,505,000		Ford Credit Floorplan Master Owner Trust	1.370	01/15/18	4,506,698
		Series - 2013 1 (Class C)
1,000,000		Ford Credit Floorplan Master Owner Trust	2.140	09/15/19	1,006,594
		Series - 2012 5 (Class C)
7,000,000	g	Hertz Vehicle Financing LLC	1.120	08/25/17	7,004,893
		Series - 2013 1A (Class A1)
3,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	3,630,058
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,042,538
		Series - 2011 1A (Class B2)
201

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000		Hyundai Auto Receivables Trust	2.010%	06/15/21	$4,016,104
		Series - 2015 B (Class B)
710,622	i	Lehman XS Trust	0.444	02/25/36	677,836
		Series - 2006 1 (Class 1A1)
3,335,072	g	NYCTL Trust	1.030	11/10/27	3,332,464
		Series - 2014 A (Class A)
6,542,155	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.139	09/25/34	6,553,100
		Series - 2004 WHQ1 (Class M1)
1,804,547	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.974	01/25/36	1,792,895
		Series - 2005 WCH1 (Class M2)
6,000,000	i	RAMP	0.704	06/25/35	5,863,152
		Series - 2005 RS6 (Class M2)
4,901,976	i	RAMP	0.594	11/25/35	4,856,970
		Series - 2005 RZ4 (Class A3)
366,436	i	Residential Asset Securities Corp	0.839	04/25/35	366,480
		Series - 2005 KS3 (Class M3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	515,785
		Series - 2006 HI1 (Class M2)
317,749	i	Saxon Asset Securities Trust	6.120	11/25/30	337,010
		Series - 2002 2 (Class AF6)
124,851	i	Securitized Asset Backed Receivables LLC	0.494	10/25/35	123,716
		Series - 2006 OP1 (Class A2C)
1,011,258	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	1,018,391
		Series - 2012 1A (Class A)
713,671	g	Sierra Timeshare Receivables Funding LLC	2.380	03/20/29	720,079
		Series - 2012 2A (Class A)
721,483	g	Sierra Timeshare Receivables Funding LLC	2.660	08/20/29	725,654
		Series - 2012 3A (Class B)
5,654,182	g	Sierra Timeshare Receivables Funding LLC	2.420	03/20/30	5,661,437
		Series - 2014 1A (Class B)
2,800,000	g	SLM Student Loan Trust	3.480	10/15/30	2,870,941
		Series - 2012 B (Class A2)
60,910	i	Soundview Home Equity Loan Trust	0.494	11/25/35	60,690
		Series - 2005 OPT3 (Class A4)
3,344,922	g	SpringCastle America Funding LLC	2.700	05/25/23	3,349,398
		Series - 2014 AA (Class A)
409,784	i	Structured Asset Investment Loan Trust	1.254	11/25/34	404,339
		Series - 2004 10 (Class A9)
3,621,445	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	3,603,896
		Series - 2006 WF1 (Class A5)
797,600	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.414	10/25/36	790,546
		Series - 2006 GEL4 (Class A2)
9,820	i	Wells Fargo Home Equity Trust	0.334	07/25/36	9,796
		Series - 2006 2 (Class A3)
4,000,000	g	Wendys Funding LLC	3.371	06/15/45	4,018,880
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			138,717,311
202

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
OTHER MORTGAGE BACKED - 19.8%
$2,000,000	i	Banc of America Commercial Mortgage Trust	5.954%	05/10/45	$2,018,610
		Series - 2006 2 (Class AJ)
10,000,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	10,357,100
		Series - 2006 6 (Class AM)
8,750,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	9,056,022
		Series - 2007 1 (Class AM)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,182,260
		Series - 2007 1 (Class AMFX)
13,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.300	05/11/39	14,461,527
		Series - 2003 PWR2 (Class H)
3,000,000	i	CD Mortgage Trust	6.124	11/15/44	3,192,369
		Series - 2007 CD5 (Class AJ)
7,896,000	i	Citigroup Commercial Mortgage Trust	5.975	03/15/49	8,022,668
		Series - 2006 C4 (Class AJ)
743,341	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	758,766
		Series - 2007 C6 (Class ASB)
10,000,000	g,i	Citigroup Commercial Mortgage Trust	5.900	12/10/49	10,454,250
		Series - 2007 C6 (Class AMFX)
5,986,814	i	Citigroup Mortgage Loan Trust	1.010	10/25/34	5,981,707
		Series - 2004 OPT1 (Class M1)
6,876,885	g,i	Citigroup Mortgage Loan Trust	0.379	05/25/37	6,580,257
		Series - 2015 8 (Class 1A1)
5,066,484	i	COBALT CMBS Commercial Mortgage Trust	5.761	05/15/46	5,364,591
		Series - 2007 C3 (Class A1A)
8,670,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	9,209,153
		Series - 2007 C3 (Class AM)
6,840,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	7,209,887
		Series - 2007 C2 (Class AMFX)
4,000,000	i	COMM Mortgage Trust	5.796	12/10/49	4,153,768
		Series - 2007 C9 (Class B)
2,000,000	i	Commercial Mortgage Trust	5.238	04/10/37	1,998,706
		Series - 2005 GG5 (Class AJ)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	10,239,540
		Series - 2007 C4 (Class A1AJ)
8,286,585	i	Credit Suisse Commercial Mortgage Trust	0.437	01/15/49	8,002,977
		Series - 2007 C2 (Class AMFL)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	10,302,760
		Series - 2007 C2 (Class AJ)
1,985,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.736	05/15/36	2,120,528
		Series - 2004 C2 (Class E)
31,313		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	31,301
		Series - 2005 C3 (Class AJ)
5,935,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	6,117,252
		Series - 2006 C4 (Class AM)
234	i	Greenpoint Mortgage Funding Trust	0.294	09/25/46	234
		Series - 2006 AR4 (Class A1A)
37	i	Greenpoint Mortgage Funding Trust	0.274	10/25/46	37
		Series - 0 AR5 (Class A1A)
1,303,991	i	GSR Mortgage Loan Trust	0.384	08/25/46	1,265,757
		Series - 2006 OA1 (Class 2A1)
344,680	i	Impac CMB Trust	0.854	03/25/35	321,706
		Series - 2004 11 (Class 2A1)
6,134,644	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.845	02/16/25	6,364,932
		Series - 2013 WT (Class B)
203

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.565%	04/15/43	$8,069,216
		Series - 2006 LDP6 (Class AJ)
2,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.480	05/15/45	2,053,930
		Series - 2006 LDP8 (Class AJ)
5,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	5,078,805
		Series - 2006 LDP8 (Class B)
4,041,722		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	4,153,916
		Series - 2006 LDP9 (Class A1A)
2,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,343,779
		Series - 2007 LD12 (Class AM)
10,691,000	g,i	LB-UBS Commercial Mortgage Trust	5.151	10/15/36	11,163,243
		Series - 2004 C7 (Class K)
11,190,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	11,505,401
		Series - 2007 C1 (Class AJ)
6,647,348	g,i	LVII Resecuritization Trust	2.997	07/31/47	6,647,348
		Series - 2015 A (Class A)
5,000,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	5,095,940
		Series - 2006 HQ10 (Class AJ)
405,000	i	Morgan Stanley Capital I Trust	5.793	07/12/44	415,252
		Series - 2006 HQ9 (Class AJ)
10,950,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,615,015
		Series - 2007 IQ15 (Class AM)
1,250,000		Morgan Stanley Capital I Trust	5.000	07/15/56	1,301,015
		Series - 2005 IQ9 (Class D)
17,891		Residential Accredit Loans, Inc	4.350	03/25/34	17,929
		Series - 2004 QS4 (Class A1)
545,303	i	Structured Agency Credit Risk Debt Note (STACR)	1.594	10/25/24	545,355
		Series - 2014 DN4 (Class M1)
4,353,222	i	Structured Agency Credit Risk Debt Note (STACR)	1.444	01/25/25	4,353,222
		Series - 2015 DN1 (Class M1)
13,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.594	01/25/25	13,157,495
		Series - 2015 DN1 (Class M2)
4,657,752	i	Structured Agency Credit Risk Debt Note (STACR)	1.244	03/25/25	4,652,116
		Series - 2015 HQ1 (Class M1)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.394	03/25/25	9,999,990
		Series - 2015 HQ1 (Class M2)
9,752,615	i	Structured Agency Credit Risk Debt Note (STACR)	1.294	05/25/25	9,715,819
		Series - 2015 HQ2 (Class M1)
8,735,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	9,079,011
		Series - 2007 C30 (Class AM)
866,072	i	Wachovia Bank Commercial Mortgage Trust	5.608	05/15/46	910,872
		Series - 2007 C34 (Class A1A)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,199,023
		Series - 2007 C34 (Class AM)
3,560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,741,724
		Series - 2007 C31 (Class AM)
8,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	8,429,968
		Series - 2007 C32 (Class AMFX)
4,020,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	4,287,812
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			288,301,861
204

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
	TOTAL STRUCTURED ASSETS			$427,019,172
	(Cost $427,853,926)

	TOTAL BONDS			1,379,994,599
	(Cost $1,380,122,999)

SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 2.0%
$15,500,000	Federal Home Loan Bank (FHLB)	0.110%	11/18/15	15,498,636
5,000,000	FHLB	0.050	11/20/15	4,999,540
7,800,000	Federal National Mortgage Association (FNMA)	0.100	10/05/15	7,799,977
	TOTAL GOVERNMENT AGENCY DEBT			28,298,153

	TOTAL SHORT-TERM INVESTMENTS			28,298,153
	(Cost $28,297,293)

	TOTAL INVESTMENTS - 100.2%			1,459,042,996
	(Cost $1,459,360,187)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%			(2,430,211)
	NET ASSETS - 100.0%			$1,456,612,785

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures transactions.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities was $294,942,617 or 20.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
205

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BONDS - 99.6%

CORPORATE BONDS - 23.9%

BANKS - 6.0%
$250,000		Australia & New Zealand Banking Group Ltd	1.250%	01/10/17	$250,961
900,000		Bank of America Corp	1.700	08/25/17	902,365
250,000		Bank of America Corp	2.000	01/11/18	250,939
200,000		Bank of Montreal	1.400	04/10/18	198,729
200,000		Bank of Nova Scotia	1.450	04/25/18	198,930
250,000		Capital One NA	2.350	08/17/18	250,714
600,000		Citigroup, Inc	1.350	03/10/17	598,892
150,000		Citigroup, Inc	1.800	02/05/18	149,854
200,000		Commonwealth Bank of Australia	1.900	09/18/17	202,348
50,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	51,387
250,000		Deutsche Bank AG	1.875	02/13/18	249,168
100,000		Discover Bank	2.600	11/13/18	100,427
50,000		Fifth Third Bancorp	5.450	01/15/17	52,316
200,000		Fifth Third Bancorp	2.150	08/20/18	201,524
100,000		HSBC USA, Inc	1.625	01/16/18	99,783
100,000		Intesa Sanpaolo S.p.A	3.875	01/16/18	103,019
600,000		JPMorgan Chase & Co	1.800	01/25/18	600,548
200,000		JPMorgan Chase & Co	1.700	03/01/18	199,545
100,000		Lloyds Bank plc	2.000	08/17/18	100,365
300,000		PNC Bank NA	1.500	02/23/18	299,377
250,000		Royal Bank of Canada	1.250	06/16/17	250,279
200,000		Sumitomo Mitsui Banking Corp	1.800	07/18/17	200,705
250,000		Toronto-Dominion Bank	1.125	05/02/17	250,362
200,000		US Bancorp	2.200	11/15/16	202,909
250,000		Westpac Banking Corp	1.550	05/25/18	249,556
		TOTAL BANKS			6,215,002

CAPITAL GOODS - 0.9%
250,000		Caterpillar Financial Services Corp	1.250	08/18/17	250,102
200,000		Danaher Corp	1.650	09/15/18	201,165
200,000		John Deere Capital Corp	1.125	06/12/17	199,890
100,000		John Deere Capital Corp	1.750	08/10/18	100,644
100,000		Pentair Finance S.A.	2.900	09/15/18	100,332
50,000		United Technologies Corp	5.375	12/15/17	54,387
		TOTAL CAPITAL GOODS			906,520

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
100,000		Air Lease Corp	2.625	09/04/18	99,876
100,000	g	McGraw-Hill Financial, Inc	2.500	08/15/18	100,767
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			200,643
206

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER SERVICES - 0.3%
$100,000	McDonald’s Corp	5.350%	03/01/18	$108,965
100,000	Walt Disney Co	1.100	12/01/17	100,004
100,000	Walt Disney Co	1.500	09/17/18	100,275
	TOTAL CONSUMER SERVICES			309,244

DIVERSIFIED FINANCIALS - 5.0%
100,000	Abbey National Treasury Services plc	2.000	08/24/18	100,408
100,000	American Express Co	1.550	05/22/18	99,441
300,000	American Express Credit Corp	1.550	09/22/17	300,583
200,000	American Honda Finance Corp	1.550	12/11/17	201,155
100,000	Bank of New York Mellon Corp	1.300	01/25/18	99,785
200,000	BNP Paribas S.A.	1.375	03/17/17	200,077
300,000	Credit Suisse	1.750	01/29/18	300,027
250,000	Ford Motor Credit Co LLC	1.684	09/08/17	248,371
200,000	Ford Motor Credit Co LLC	1.724	12/06/17	198,661
155,000	General Electric Capital Corp	1.250	05/15/17	155,845
300,000	General Electric Capital Corp	1.600	11/20/17	303,922
200,000	General Motors Financial Co, Inc	2.400	04/10/18	198,332
700,000	Goldman Sachs Group, Inc	2.375	01/22/18	709,186
500,000	Morgan Stanley	4.750	03/22/17	524,348
100,000	Morgan Stanley	2.125	04/25/18	100,596
180,000	National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	180,511
50,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	50,067
100,000	PACCAR Financial Corp	1.750	08/14/18	100,500
50,000	Toyota Motor Credit Corp	1.750	05/22/17	50,528
200,000	Toyota Motor Credit Corp	1.250	10/05/17	200,247
250,000	UBS AG.	1.375	06/01/17	249,521
500,000	Wells Fargo & Co	1.150	06/02/17	500,228
100,000	Wells Fargo & Co	1.500	01/16/18	99,972
	TOTAL DIVERSIFIED FINANCIALS			5,172,311

ENERGY - 1.9%
200,000	Anadarko Petroleum Corp	6.375	09/15/17	215,826
200,000	BP Capital Markets plc	1.375	05/10/18	198,595
200,000	Chevron Corp	1.718	06/24/18	201,566
100,000	ConocoPhillips Co	1.050	12/15/17	99,200
200,000	Enterprise Products Operating LLC	1.650	05/07/18	198,649
50,000	Nabors Industries, Inc	6.150	02/15/18	52,663
500,000	Pemex Project Funding Master Trust	5.750	03/01/18	528,850
200,000	Shell International Finance BV	1.125	08/21/17	200,220
150,000	Total Capital International S.A.	1.550	06/28/17	151,099
100,000	TransCanada PipeLines Ltd	1.875	01/12/18	100,459
	TOTAL ENERGY			1,947,127

FOOD & STAPLES RETAILING - 0.2%
200,000	CVS Health Corp	1.900	07/20/18	201,348
	TOTAL FOOD & STAPLES RETAILING			201,348

FOOD, BEVERAGE & TOBACCO - 1.2%
200,000	Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	199,942
50,000	Coca-Cola Co	1.150	04/01/18	49,964
50,000	Diageo Capital plc	5.750	10/23/17	54,292
207

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Hershey Co	1.600%	08/21/18	$100,566
200,000	g	HJ Heinz Co	1.600	06/30/17	200,308
100,000		Kraft Foods, Inc	6.500	08/11/17	109,152
200,000		PepsiCo, Inc	1.250	08/13/17	201,357
200,000		Philip Morris International, Inc	5.650	05/16/18	220,903
100,000		Reynolds American, Inc	2.300	06/12/18	101,083
		TOTAL FOOD, BEVERAGE & TOBACCO			1,237,567

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
100,000		Becton Dickinson & Co	1.800	12/15/17	100,438
200,000		Express Scripts Holding Co	2.650	02/15/17	203,293
100,000		Medtronic, Inc	1.375	04/01/18	99,856
100,000		St. Jude Medical, Inc	2.000	09/15/18	100,260
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			503,847

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
50,000		Ecolab, Inc	1.450	12/08/17	49,754
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			49,754

INSURANCE - 0.8%
250,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	252,508
100,000		Hartford Financial Services Group, Inc	5.375	03/15/17	105,756
48,000		ING US, Inc	2.900	02/15/18	49,015
100,000		MetLife, Inc	1.903	12/15/17	100,731
100,000		Prudential Financial, Inc	6.100	06/15/17	107,419
200,000		UnitedHealth Group, Inc	1.400	12/15/17	199,794
		TOTAL INSURANCE			815,223

MATERIALS - 0.6%
50,000		BHP Billiton Finance USA Ltd	1.625	02/24/17	50,272
200,000		Freeport-McMoRan, Inc	2.150	03/01/17	189,500
200,000		Kimberly-Clark Corp	6.125	08/01/17	218,031
50,000		Rio Tinto Finance USA plc	2.000	03/22/17	50,113
100,000		Rohm and Haas Co	6.000	09/15/17	107,929
		TOTAL MATERIALS			615,845

MEDIA - 0.4%
200,000		Comcast Corp	6.300	11/15/17	220,382
200,000		Time Warner Cable, Inc	5.850	05/01/17	211,669
		TOTAL MEDIA			432,051

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
200,000		AbbVie, Inc	1.750	11/06/17	200,594
100,000		AbbVie, Inc	1.800	05/14/18	99,729
200,000		Actavis Funding SCS	2.350	03/12/18	200,796
200,000		Amgen, Inc	1.250	05/22/17	199,605
100,000		Gilead Sciences, Inc	1.850	09/04/18	100,706
200,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	221,712
200,000		Johnson & Johnson	5.550	08/15/17	216,953
50,000		Pfizer, Inc	1.500	06/15/18	50,205
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,290,300
208

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
REAL ESTATE - 0.4%
$200,000		HCP, Inc	6.000%	01/30/17	$210,771
100,000		Health Care REIT, Inc	4.700	09/15/17	105,370
100,000		Simon Property Group LP	2.150	09/15/17	101,426
		TOTAL REAL ESTATE			417,567

RETAILING - 0.4%
100,000		Costco Wholesale Corp	5.500	03/15/17	106,674
200,000		Target Corp	5.375	05/01/17	213,870
100,000		Wal-Mart Stores, Inc	1.125	04/11/18	99,929
		TOTAL RETAILING			420,473

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
250,000		Intel Corp	1.350	12/15/17	249,553
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			249,553

SOFTWARE & SERVICES - 0.7%
200,000		International Business Machines Corp	5.700	09/14/17	217,395
100,000		International Business Machines Corp	1.125	02/06/18	99,758
50,000		Oracle Corp	1.200	10/15/17	50,084
200,000		Oracle Corp	5.750	04/15/18	220,866
200,000		Xerox Corp	2.950	03/15/17	203,417
		TOTAL SOFTWARE & SERVICES			791,520

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
200,000		Apple, Inc	1.000	05/03/18	199,080
200,000		Cisco Systems, Inc	1.650	06/15/18	201,471
200,000		EMC Corp	1.875	06/01/18	200,510
200,000		General Electric Co	5.250	12/06/17	216,602
50,000		Hewlett-Packard Co	2.600	09/15/17	50,742
100,000	g,h	Hewlett-Packard Enterprise Co	2.450	10/05/17	99,944
100,000	g,h	Hewlett Packard Enterprise Co	2.850	10/05/18	99,872
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,068,221

TELECOMMUNICATION SERVICES - 0.8%
300,000		AT&T, Inc	1.400	12/01/17	298,442
100,000		Telefonica Emisiones SAU	3.192	04/27/18	102,272
200,000		Verizon Communications, Inc	1.350	06/09/17	199,720
200,000		Vodafone Group plc	1.500	02/19/18	198,760
		TOTAL TELECOMMUNICATION SERVICES			799,194

TRANSPORTATION - 0.2%
150,000		Burlington Northern Santa Fe LLC	5.650	05/01/17	159,987
50,000		United Parcel Service, Inc	1.125	10/01/17	50,203
		TOTAL TRANSPORTATION			210,190

UTILITIES - 1.0%
100,000		American Electric Power Co, Inc	1.650	12/15/17	99,691
100,000		Duke Energy Corp	1.625	08/15/17	100,353
100,000		Exelon Corp	1.550	06/09/17	99,823
209

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$50,000		Georgia Power Co	5.700%	06/01/17	$53,476
100,000		Kinder Morgan, Inc	2.000	12/01/17	99,276
200,000		MidAmerican Energy Holdings Co	5.750	04/01/18	219,296
200,000		NextEra Energy Capital Holdings, Inc	2.056	09/01/17	201,331
50,000		Virginia Electric and Power Co	1.200	01/15/18	49,828
100,000		Xcel Energy, Inc	1.200	06/01/17	99,643
		TOTAL UTILITIES			1,022,717

		TOTAL CORPORATE BONDS			24,876,217
		(Cost $24,884,132)

GOVERNMENT BONDS - 75.7%

AGENCY SECURITIES - 8.8%
100,000		Federal Farm Credit Banks (FFCB)	4.875	01/17/17	105,625
1,730,000		Federal Home Loan Banks (FHLB)	0.875	03/10/17	1,734,725
1,000,000		FHLB	2.250	09/08/17	1,029,799
500,000		FHLB	1.125	04/25/18	503,402
2,800,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	03/08/17	2,818,029
800,000	j	Federal National Mortgage Association (FNMA)	0.000	06/01/17	790,378
2,000,000		FNMA	0.875	08/28/17	2,002,822
		TOTAL AGENCY SECURITIES			8,984,780

FOREIGN GOVERNMENT BONDS - 7.0%
500,000		African Development Bank	0.875	05/15/17	501,246
400,000		Asian Development Bank	0.750	07/28/17	400,006
250,000		Canada Government International Bond	1.125	03/19/18	251,162
100,000		European Bank for Reconstruction & Development	0.750	09/01/17	99,954
1,350,000		European Investment Bank	1.125	09/15/17	1,357,428
50,000		Export Development Canada	0.750	12/15/17	49,887
215,000		FMS Wertmanagement AoeR	0.625	01/30/17	214,942
500,000		Inter-American Development Bank	1.125	03/15/17	503,639
100,000		Inter-American Development Bank	1.125	08/28/18	99,955
650,000		International Bank for Reconstruction & Development	1.000	11/15/17	652,879
200,000		International Bank for Reconstruction & Development	1.000	10/05/18	199,600
500,000		International Finance Corp	1.000	04/24/17	501,847
200,000		Italy Government International Bond	5.375	06/12/17	212,994
1,450,000		KFW	0.875	09/05/17	1,451,479
100,000		Landwirtschaftliche Rentenbank	2.375	09/13/17	102,987
50,000		Mexico Government International Bond	5.625	01/15/17	53,000
300,000		Province of Ontario Canada	1.100	10/25/17	300,365
200,000		Province of Quebec Canada	5.125	11/14/16	209,844
100,000		Republic of Turkey	7.500	07/14/17	107,875
		TOTAL FOREIGN GOVERNMENT BONDS			7,271,089

U.S. TREASURY SECURITIES – 59.9%
4,550,000		United States Treasury Note	0.625	07/15/16	4,560,784
37,000,000		United States Treasury Note	0.875	05/15/17	37,185,962
7,200,000		United States Treasury Note	0.625	07/31/17	7,203,096
2,150,000		United States Treasury Note	0.875	07/15/18	2,150,168
11,250,000		United States Treasury Note	1.000	09/15/18	11,276,661
		TOTAL U.S. TREASURY SECURITIES			62,376,671
210

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	VALUE
	TOTAL GOVERNMENT BONDS	$78,632,540
	(Cost $78,629,659)

	TOTAL BONDS	103,508,757
	(Cost $103,513,791)

	TOTAL INVESTMENTS - 99.6%	103,508,757
	(Cost $103,513,791)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	378,078
	NET ASSETS - 100.0%	$103,886,835

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities was $500,891 or 0.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
j	Zero coupon
211

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 1.0%

ENERGY - 0.1%
$42,146	i	Granite Acquisition, Inc	5.000%	12/19/21	$41,232
950,670	i	Granite Acquisition, Inc	5.000	12/19/21	930,069
		TOTAL ENERGY			971,301

MEDIA - 0.3%
1,321,688	i	CCO Safari III LLC	3.500	01/24/23	1,313,705
		TOTAL MEDIA			1,313,705

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
995,000	i	Valeant Pharmaceuticals International, Inc	4.000	04/01/22	983,687
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			983,687

UTILITIES - 0.4%
896,211	i	ExGen Renewables I LLC	5.250	02/06/21	896,211
1,964,589	i	Terra-Gen Finance Co LLC	5.250	12/09/21	1,905,651
		TOTAL UTILITIES			2,801,862

		TOTAL BANK LOAN OBLIGATIONS			6,070,555
		(Cost $6,138,271)

BONDS - 96.8%

CORPORATE BONDS - 39.3%

AUTOMOBILES & COMPONENTS - 0.5%
3,000,000		Harley-Davidson, Inc	4.625	07/28/45	3,002,298
		TOTAL AUTOMOBILES & COMPONENTS			3,002,298

BANKS - 6.1%
3,200,000		Bank of America Corp	1.350	11/21/16	3,203,414
3,000,000		Bank of America Corp	1.950	05/12/18	3,009,864
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,012,669
2,656,000	i	BOK Financial Corp	1.011	05/15/17	2,622,030
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	251,161
3,000,000		Discover Bank	2.600	11/13/18	3,012,810
500,000		Discover Bank	4.200	08/08/23	515,001
1,250,000		HSBC USA, Inc	1.625	01/16/18	1,247,288
500,000		Huntington Bancshares, Inc	2.600	08/02/18	505,284
500,000		Huntington National Bank	1.375	04/24/17	497,331
500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	493,581
4,000,000		KeyCorp	2.900	09/15/20	4,032,780
1,850,000	i	Manufacturers & Traders Trust Co	0.595	07/25/17	1,848,244
1,000,000		Manufacturers & Traders Trust Co	2.900	02/06/25	970,459
212

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,100,000		North American Development Bank	4.375%	02/11/20	$1,213,622
1,000,000		Northern Trust Corp	3.375	08/23/21	1,057,505
2,000,000		People’s United Financial, Inc	3.650	12/06/22	1,993,362
2,000,000		Royal Bank of Canada	1.875	02/05/20	2,003,270
250,000		Silicon Valley Bank	6.050	06/01/17	265,187
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	499,257
2,220,000		SVB Financial Group	3.500	01/29/25	2,166,058
3,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	3,002,211
		TOTAL BANKS			35,422,388

CAPITAL GOODS - 2.2%
1,150,000	g	Anixter, Inc	5.500	03/01/23	1,132,750
2,000,000	g	CRH America, Inc	3.875	05/18/25	2,003,934
250,000		Eaton Corp	4.000	11/02/32	240,187
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	1,018,655
750,000		Pentair Finance S.A.	1.350	12/01/15	750,442
250,000		Pentair Finance S.A.	1.875	09/15/17	247,269
500,000		Pentair Finance S.A.	2.650	12/01/19	490,900
1,000,000		Rockwell Automation, Inc	2.050	03/01/20	1,003,838
1,000,000		Rockwell Automation, Inc	2.875	03/01/25	993,575
500,000		Rockwell Collins, Inc	3.700	12/15/23	524,464
1,000,000		Roper Industries, Inc	3.125	11/15/22	986,670
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,537,500
1,000,000		Trimble Navigation Ltd	4.750	12/01/24	1,000,601
		TOTAL CAPITAL GOODS			12,930,785

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
1,000,000	g	AECOM Technology Corp	5.750	10/15/22	1,007,500
1,000,000		Air Lease Corp	2.125	01/15/18	990,000
500,000		Air Lease Corp	3.875	04/01/21	506,250
1,000,000		Air Lease Corp	4.250	09/15/24	980,000
1,000,000		Fluor Corp	3.500	12/15/24	1,016,934
1,000,000		Waste Management, Inc	3.900	03/01/35	942,687
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,443,371

CONSUMER SERVICES - 1.7%
3,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	3,084,549
1,351,000		Massachusetts Institute of Technology	3.959	07/01/38	1,396,868
2,000,000		Metropolitan Museum of Art	3.400	07/01/45	1,821,442
2,000,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	1,910,956
1,655,000		Northwestern University	3.688	12/01/38	1,628,318
		TOTAL CONSUMER SERVICES			9,842,133

DIVERSIFIED FINANCIALS - 2.4%
500,000	g,i	Armor Re Ltd	4.060	12/15/16	504,050
250,000	i	Bank of New York Mellon Corp	0.860	08/01/18	249,428
250,000	g	Bayer US Finance LLC	2.375	10/08/19	253,254
1,000,000	g	EDP Finance BV	4.125	01/15/20	1,013,616
500,000	g	EDP Finance BV	5.250	01/14/21	527,660
500,000	i	Ford Motor Credit Co LLC	1.561	05/09/16	501,576
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	500,590
1,000,000	i	Ford Motor Credit Co LLC	1.239	11/04/19	969,838
213

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Ford Motor Credit Co LLC	3.219%	01/09/22	$968,181
3,000,000		Morgan Stanley	2.200	12/07/18	3,028,104
250,000	g	RCI Banque S.A.	3.500	04/03/18	258,046
2,000,000		State Street Corp	2.550	08/18/20	2,026,576
3,325,000		Unilever Capital Corp	2.100	07/30/20	3,339,084
		TOTAL DIVERSIFIED FINANCIALS			14,140,003

ENERGY - 2.4%
1,000,000		California Resources Corp	6.000	11/15/24	600,000
2,300,000	i	Devon Energy Corp	0.787	12/15/15	2,297,833
1,000,000		EOG Resources, Inc	3.900	04/01/35	945,402
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	889,309
336,000		National Oilwell Varco, Inc	2.600	12/01/22	313,110
1,000,000		National Oilwell Varco, Inc	3.950	12/01/42	830,538
500,000	g	Northern Natural Gas Co	4.100	09/15/42	493,690
1,000,000		Phillips 66	4.650	11/15/34	973,905
1,000,000		Southwestern Energy Co	3.300	01/23/18	982,599
1,000,000		Southwestern Energy Co	4.050	01/23/20	994,351
1,000,000	i	Statoil ASA	0.511	11/09/17	993,891
500,000		Statoil ASA	3.150	01/23/22	506,156
1,000,000		Statoil ASA	2.450	01/17/23	953,662
500,000		Statoil ASA	2.650	01/15/24	477,873
500,000		Statoil ASA	3.950	05/15/43	467,092
1,000,000	g	Woodside Finance Ltd	3.650	03/05/25	906,602
		TOTAL ENERGY			13,626,013

FOOD & STAPLES RETAILING - 0.4%
1,700,000	i	Kroger Co	0.819	10/17/16	1,698,989
500,000		Kroger Co	1.200	10/17/16	500,332
		TOTAL FOOD & STAPLES RETAILING			2,199,321

FOOD, BEVERAGE & TOBACCO - 0.5%
1,000,000	g	JM Smucker Co	1.750	03/15/18	1,002,293
1,000,000	g	JM Smucker Co	3.000	03/15/22	997,545
1,000,000	g	JM Smucker Co	4.250	03/15/35	964,095
		TOTAL FOOD, BEVERAGE & TOBACCO			2,963,933

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	505,592
1,000,000		Laboratory Corp of America Holdings	2.625	02/01/20	1,002,464
1,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	982,731
1,000,000		Laboratory Corp of America Holdings	3.600	02/01/25	968,465
1,000,000		Owens & Minor, Inc	3.875	09/15/21	1,008,976
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			4,468,228

INSURANCE - 1.3%
500,000	g	Five Corners Funding Trust	4.419	11/15/23	523,148
1,200,000	g,i	Merna Reinsurance IV Ltd	2.480	04/08/16	1,199,520
1,000,000		Progressive Corp	3.700	01/26/45	894,941
2,000,000	i	Prudential Financial, Inc	5.375	05/15/45	1,985,000
2,000,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,949,314
214

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	g	Swiss Re Treasury US Corp	4.250%	12/06/42	$955,174
		TOTAL INSURANCE			7,507,097

MATERIALS - 1.8%
500,000		Agrium, Inc	3.150	10/01/22	490,823
2,000,000		Agrium, Inc	3.500	06/01/23	1,973,038
1,000,000		Agrium, Inc	5.250	01/15/45	1,033,440
2,000,000		Ball Corp	5.250	07/01/25	1,971,240
1,000,000		Eastman Chemical Co	2.700	01/15/20	999,156
2,000,000		International Paper Co	5.000	09/15/35	1,961,896
615,000		International Paper Co	4.800	06/15/44	568,026
1,000,000		LyondellBasell Industries NV	4.625	02/26/55	850,813
500,000		Nucor Corp	4.000	08/01/23	509,690
		TOTAL MATERIALS			10,358,122

MEDIA - 1.3%
3,000,000	g	CCO Safari II LLC	3.579	07/23/20	2,978,115
1,770,000	g	CCO Safari II LLC	4.464	07/23/22	1,769,959
3,000,000	g	CCO Safari II LLC	4.908	07/23/25	2,986,824
		TOTAL MEDIA			7,734,898

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
1,100,000		Biogen, Inc	2.900	09/15/20	1,108,750
3,000,000		Biogen, Inc	3.625	09/15/22	3,024,006
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	430,503
1,000,000		Gilead Sciences, Inc	4.500	02/01/45	963,556
250,000		Merck & Co, Inc	1.100	01/31/18	249,700
500,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	475,000
1,000,000	g	VRX Escrow Corp	5.375	03/15/20	971,875
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			7,223,390

REAL ESTATE - 2.7%
2,275,000		Brixmor Operating Partnership LP	3.875	08/15/22	2,295,821
1,220,000		Equity One, Inc	6.000	09/15/16	1,270,658
1,047,000		Equity One, Inc	6.250	01/15/17	1,105,002
795,000		Equity One, Inc	6.000	09/15/17	857,135
2,000,000		Equity One, Inc	3.750	11/15/22	1,959,582
1,000,000		Kilroy Realty LP	5.000	11/03/15	1,002,989
1,000,000		Kilroy Realty LP	3.800	01/15/23	995,521
1,350,000		Kilroy Realty LP	4.375	10/01/25	1,362,840
3,000,000		Regency Centers LP	3.750	06/15/24	3,005,532
1,400,000		Regency Centers LP	3.900	11/01/25	1,411,628
450,000		Washington REIT	4.950	10/01/20	486,426
		TOTAL REAL ESTATE			15,753,134

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
3,000,000		Intel Corp	2.450	07/29/20	3,040,005
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,040,005

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
250,000		CC Holdings GS V LLC	2.381	12/15/17	251,751
215

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000	g	Hewlett Packard Enterprise Co	2.850%	10/05/18	$2,996,160
1,000,000		Motorola Solutions, Inc	3.500	09/01/21	949,924
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,197,835

TELECOMMUNICATION SERVICES - 0.4%
500,000		CenturyLink, Inc	6.750	12/01/23	434,375
500,000		Sprint Corp	7.250	09/15/21	409,375
500,000		Verizon Communications, Inc	1.350	06/09/17	499,299
1,000,000		Verizon Communications, Inc	4.400	11/01/34	930,896
250,000		Vodafone Group plc	1.500	02/19/18	248,450
		TOTAL TELECOMMUNICATION SERVICES			2,522,395

TRANSPORTATION - 3.9%
2,000,000	i	Canadian National Railway Co	0.479	11/14/17	1,981,686
1,500,000		Delta Airlines	4.250	07/30/23	1,507,500
1,975,000		Delta Airlines	3.625	07/30/27	1,989,812
2,000,000		GATX Corp	2.500	03/15/19	1,998,046
500,000		GATX Corp	2.500	07/30/19	500,407
1,000,000		GATX Corp	2.600	03/30/20	986,480
500,000		GATX Corp	5.200	03/15/44	513,552
1,000,000		GATX Corp	4.500	03/30/45	884,468
3,000,000		Kansas City Southern Railway Co	4.950	08/15/45	3,026,166
2,000,000		Norfolk Southern Corp	4.450	06/15/45	1,933,676
500,000		Ryder System, Inc	2.550	06/01/19	501,231
1,000,000		Southwest Airlines Co	2.750	11/06/19	1,019,051
1,000,000		Spirit Airlines, Inc	4.100	04/01/28	1,007,500
2,000,000		Union Pacific Corp	3.375	02/01/35	1,820,784
3,000,000		Union Pacific Railroad Co	2.695	05/12/27	2,973,534
		TOTAL TRANSPORTATION			22,643,893

UTILITIES - 7.6%
2,000,000		Connecticut Light & Power Co	4.150	06/01/45	1,975,706
2,801,579	g	Continental Wind LLC	6.000	02/28/33	3,151,617
2,000,000		Delmarva Power & Light Co	4.150	05/15/45	1,931,048
1,000,000		Interstate Power & Light Co	3.250	12/01/24	1,012,834
1,250,000		Interstate Power & Light Co	3.400	08/15/25	1,272,200
500,000		NextEra Energy Capital Holdings, Inc	2.700	09/15/19	503,508
1,000,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	1,008,906
250,000		Northeast Utilities	1.450	05/01/18	248,027
1,000,000		Northern States Power Co	3.400	08/15/42	882,218
3,000,000		NorthWestern Corp	4.176	11/15/44	2,993,184
2,000,000	i	NSTAR Electric Co	0.561	05/17/16	1,996,922
1,997,000		Piedmont Natural Gas Co, Inc	4.100	09/18/34	1,991,045
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,035,575
4,000,000	i	San Diego Gas & Electric Co	0.533	03/09/17	3,991,072
928,572		San Diego Gas & Electric Co	1.914	02/01/22	924,209
1,000,000		Sempra Energy	2.875	10/01/22	980,985
3,000,000	g	Solar Star Funding LLC	3.950	06/30/35	3,027,330
3,000,000	g	Solar Star Funding LLC	5.375	06/30/35	3,412,104
1,000,000		Southern California Gas Co	3.150	09/15/24	1,014,664
2,000,000	i	TECO Finance, Inc	0.884	04/10/18	1,986,138
3,000,000	g	TerraForm Power Operating LLC	5.875	02/01/23	2,647,500
216

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,000,000	g	TerraForm Power Operating LLC	6.125%	06/15/25	$1,730,000
1,860,000	g	Topaz Solar Farms LLC	4.875	09/30/39	1,994,350
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	282,122
1,000,000		WEC Energy Group, Inc	3.550	06/15/25	1,016,088
1,000,000		WGL Holdings, Inc	2.250	11/01/19	1,007,513
		TOTAL UTILITIES			44,016,865

		TOTAL CORPORATE BONDS			229,036,107
		(Cost $231,151,048)

GOVERNMENT BONDS - 43.7%

AGENCY SECURITIES - 12.7%
943,244		Ethiopian Leasing 2012 LLC	2.566	08/14/26	954,205
827,670		Export Lease Ten Co LLC	1.650	05/07/25	812,086
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	503,026
3,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	3,031,221
1,000,000		FNMA	2.625	09/06/24	1,024,484
2,863,533	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	3,068,705
225,000	j	Government Trust Certificate	0.000	04/01/21	195,937
1,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	1,040,410
1,694,000		Hashemite Kingdom of Jordan Government AID Bond	2.578	06/30/22	1,750,961
890,000	g	Hospital for Special Surgery	3.500	01/01/23	914,599
958,333		Mexican Aircraft Finance V LLC	2.329	01/14/27	965,292
1,665,000		NCUA Guaranteed Notes	2.350	06/12/17	1,710,738
5,300,000		NCUA Guaranteed Notes	3.000	06/12/19	5,634,324
2,635,000		NCUA Guaranteed Notes	3.450	06/12/21	2,857,394
2,975,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	2,969,812
1,000,000	j	Overseas Private Investment Corp (OPIC)	0.000	11/15/19	1,031,508
2,000,000		OPIC	2.740	09/15/29	1,975,522
3,000,000		OPIC	3.220	09/15/29	3,080,991
1,000,000		OPIC	3.280	09/15/29	1,031,852
216,913		OPIC	3.540	06/15/30	234,178
227,612		OPIC	3.370	12/15/30	242,284
491,463		OPIC	3.820	12/20/32	529,918
245,731		OPIC	3.938	12/20/32	265,580
996,847		OPIC	3.330	05/15/33	1,029,263
1,000,000		OPIC	3.160	06/01/33	1,014,180
1,000,000		OPIC	2.940	07/31/33	998,507
1,266,000		Private Export Funding Corp (PEFCO)	4.950	11/15/15	1,273,058
954,000		PEFCO	2.125	07/15/16	965,589
2,000,000		PEFCO	2.300	09/15/20	2,037,128
1,000,000		PEFCO	3.550	01/15/24	1,076,819
3,000,000		PEFCO	2.450	07/15/24	2,943,774
1,000,000		PEFCO	3.250	06/15/25	1,038,812
500,000		Ukraine Government AID Bonds	1.844	05/16/19	505,672
2,700,000		Ukraine Government AID Bonds	1.847	05/29/20	2,737,039
1,415,000		United States Department of Housing and Urban Development (HUD)	0.830	08/01/16	1,414,655
1,550,000		HUD	4.480	08/01/16	1,602,574
3,871,000		HUD	0.930	08/01/17	3,875,769
3,176,000		HUD	1.540	08/01/17	3,220,454
217

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		HUD	5.300%	08/01/17	$520,925
1,000,000		HUD	1.770	08/01/18	1,019,059
200,000		HUD	3.120	08/01/18	211,790
250,000		HUD	2.050	08/01/19	257,354
500,000		HUD	3.300	08/01/19	538,033
450,000		HUD	4.870	08/01/19	506,634
410,000		HUD	2.450	08/01/20	427,207
150,000		HUD	3.430	08/01/20	162,991
3,000,000		HUD	2.350	08/01/21	3,056,286
500,000		HUD	2.910	08/01/23	522,633
1,300,000		HUD	5.380	08/01/27	1,464,017
230,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	239,055
2,500,000		VRG Linhas Aereas S.A.	0.983	03/13/18	2,494,477
946,074		Zarapito Leasing LLC	2.628	11/12/26	966,337
		TOTAL AGENCY SECURITIES			73,945,118

FOREIGN GOVERNMENT BONDS - 8.1%
500,000		African Development Bank	0.750	10/18/16	501,155
1,000,000		African Development Bank	2.375	09/23/21	1,033,912
2,000,000		Asian Development Bank	2.125	03/19/25	1,983,706
3,000,000		Canada Government International Bond	1.125	03/19/18	3,013,947
201,001	g	Carpintero Finance Ltd	2.004	09/18/24	201,149
2,895,000		European Bank for Reconstruction & Development	1.625	04/10/18	2,927,603
1,000,000		European Investment Bank	2.500	10/15/24	1,024,756
3,000,000		Export Development Canada	0.875	01/30/17	3,009,090
1,000,000		Export Development Canada	1.625	12/03/19	1,010,482
250,000		Export-Import Bank of Korea	1.750	02/27/18	248,864
3,850,000		Hydro Quebec	2.000	06/30/16	3,892,939
250,000		Hydro Quebec	1.375	06/19/17	252,128
5,000,000		Inter-American Development Bank	1.185	07/09/18	5,026,095
1,000,000		Inter-American Development Bank	1.500	09/25/18	1,013,712
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	533,409
5,000,000		International Finance Corp	0.500	05/16/16	5,000,980
500,000	g,i	International Finance Facility for Immunisation	0.515	07/05/16	500,038
3,000,000		KFW	1.000	01/26/18	3,005,742
1,000,000		KFW	1.750	10/15/19	1,014,987
3,000,000		KFW	1.500	04/20/20	3,000,081
2,000,000	g	Kommunalbanken AS.	2.125	02/11/25	1,957,432
1,285,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	1,258,950
2,000,000		North American Development Bank	2.300	10/10/18	2,045,292
3,000,000		North American Development Bank	2.400	10/26/22	2,972,022
500,000		Province of Manitoba Canada	3.050	05/14/24	517,862
250,000		Province of Ontario Canada	1.200	02/14/18	250,512
		TOTAL FOREIGN GOVERNMENT BONDS			47,196,845

MORTGAGE BACKED - 10.5%
452,030	i	Federal Home Loan Mortgage Corp (FHLMC)	0.817	07/15/37	459,501
553,639	i	FHLMC	0.657	09/15/42	558,815
754,524		FHLMC	3.000	09/15/42	764,398
107,916	i	FHLMC	0.557	10/15/42	108,226
457,210		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500	04/01/44	480,557
3,046,659		FGLMC	4.000	08/01/44	3,295,215
218

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$464,314		FGLMC	4.000%	09/01/44	$503,042
495,225		FGLMC	3.500	04/01/45	519,252
743,752		FGLMC	3.500	07/01/45	776,377
4,485,000		FGLMC	3.500	10/01/45	4,697,045
276,417		Federal National Mortgage Association (FNMA)	3.500	11/01/25	294,876
641,268		FNMA	3.000	05/01/27	670,931
908,742		FNMA	2.500	10/01/27	935,306
1,519,154		FNMA	3.000	12/01/28	1,585,246
877,708		FNMA	2.500	09/01/29	897,938
123,216		FNMA	2.500	10/01/29	125,831
889,834		FNMA	2.500	11/01/29	908,339
245,809		FNMA	3.000	07/01/30	256,354
470,859		FNMA	3.500	07/01/30	498,181
246,435		FNMA	2.500	08/01/30	251,560
382,657		FNMA	3.500	08/01/30	404,816
417,198		FNMA	5.000	10/01/33	461,911
982,993		FNMA	3.000	06/01/35	1,013,749
389,190		FNMA	5.500	01/01/38	438,518
404,515		FNMA	5.500	11/01/38	471,611
956,448		FNMA	4.500	08/01/39	1,055,041
607,539		FNMA	4.500	10/01/39	671,525
195,356		FNMA	4.500	03/01/40	212,337
537,788		FNMA	4.500	04/01/40	595,318
233,442		FNMA	5.500	04/01/40	262,730
324,790		FNMA	5.500	07/01/40	364,739
1,526,002		FNMA	5.000	09/01/40	1,683,565
690,890		FNMA	4.000	10/01/40	750,131
185,685		FNMA	6.000	10/01/40	210,015
163,684		FNMA	4.500	11/01/40	177,604
1,740,499		FNMA	5.000	04/01/41	1,960,490
648,267	i	FNMA	0.694	08/25/42	653,296
597,456	i	FNMA	0.594	11/25/42	597,555
1,270,569		FNMA	3.500	11/25/42	237,976
4,363,341		FNMA	3.000	02/01/43	4,438,532
393,547	i	FNMA	0.544	03/25/43	393,208
866,388		FNMA	3.000	05/01/43	881,062
1,811,179		FNMA	3.000	05/01/43	1,841,460
451,279		FNMA	3.000	05/01/43	458,903
1,930,208		FNMA	4.000	11/01/43	2,077,948
857,933		FNMA	4.500	06/01/44	950,941
181,439		FNMA	4.500	06/01/44	201,136
395,416		FNMA	4.500	08/01/44	438,272
782,929		FNMA	4.500	11/01/44	867,723
1,958,879		FNMA	4.000	12/01/44	2,113,816
983,379		FNMA	4.000	01/01/45	1,061,184
485,801		FNMA	4.000	01/01/45	527,535
989,720		FNMA	4.500	03/01/45	1,097,286
4,364,977		FNMA	3.500	07/01/45	4,563,891
898,146		Government National Mortgage Association (GNMA)	2.690	06/15/33	923,299
159,940		GNMA	5.000	10/20/39	177,722
156,309		GNMA	5.000	06/20/42	174,042
1,632,505		GNMA	3.500	10/20/42	343,513
219

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$956,374		GNMA	3.000%	12/20/42	$979,138
838,034		GNMA	3.000	02/20/43	860,180
856,570		GNMA	3.500	07/15/43	901,648
448,844		GNMA	3.500	07/15/43	472,461
909,833		GNMA	3.500	09/20/44	959,032
496,310		GNMA	3.500	02/15/45	522,558
248,255		GNMA	4.000	04/15/45	265,424
248,286		GNMA	4.000	04/15/45	265,855
496,424		GNMA	4.000	04/15/45	530,685
397,765		GNMA	4.000	05/15/45	425,271
793,186		GNMA	3.000	06/20/45	811,016
		TOTAL MORTGAGE BACKED			61,334,658

MUNICIPAL BONDS - 9.2%
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,989,020
1,000,000		California Earthquake Authority	1.194	07/01/16	1,002,360
1,000,000		California Earthquake Authority	2.805	07/01/19	1,018,320
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,013,860
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	259,737
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	515,850
500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	514,740
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	3,027,690
3,000,000		City of Chicago IL	7.750	01/01/42	3,003,870
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,064,640
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	259,765
250,000		City of Houston TX Utility System Revenue	2.923	05/15/21	262,318
250,000		Commonwealth Financing Authority	2.675	06/01/21	249,522
500,000		Commonwealth of Massachusetts	5.000	08/01/33	576,985
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,097,846
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,525,512
500,000	j	Garden State Preservation Trust	0.000	11/01/22	421,190
295,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	298,779
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,794,099
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	986,030
200,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	231,566
1,000,000		Michigan Finance Authority	5.000	07/01/16	1,029,130
500,000		Michigan Finance Authority	5.000	07/01/22	565,465
1,000,000		Michigan Finance Authority	5.000	07/01/29	1,084,600
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,172,465
500,000		New York State Environmental Facilities Corp	5.807	06/15/39	638,865
250,000	g	Niagara Area Development Corp	4.000	11/01/24	251,603
1,185,000		Ohio State Water Development Authority	4.879	12/01/34	1,329,866
3,000,000	i	Ohio State Water Development Authority	0.381	05/01/38	3,000,060
250,000		Oklahoma Water Resources Board	3.071	04/01/22	262,183
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	251,133
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	208,493
2,000,000		South Dakota Conservancy District	1.898	08/01/19	2,033,260
1,000,000		South Dakota Conservancy District	1.920	08/01/19	1,009,140
1,000,000		State of California	1.800	04/01/20	1,003,650
1,000,000		State of California	3.750	10/01/37	1,013,730
500,000		State of Michigan	3.590	12/01/26	515,255
220

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		State of Texas	3.576%	08/01/34	$959,400
1,000,000		State of Texas	3.726	08/01/43	976,430
1,000,000		Suffolk County Water Authority	3.500	06/01/39	995,180
500,000		Texas Public Finance Authority	5.250	07/01/17	500,770
500,000		University of California	2.676	05/15/21	511,440
1,000,000		University of California	3.809	05/15/28	1,019,190
1,000,000		University of California	4.009	05/15/30	1,009,350
500,000	i	University of California	0.697	07/01/41	499,915
1,230,000		University of Cincinnati	3.500	06/01/32	1,223,813
2,000,000		University of New Mexico	3.532	06/20/32	1,995,800
2,000,000		University of Virginia	3.570	04/01/45	2,003,200
655,000		Washington County Clean Water Services	4.828	10/01/22	753,944
530,000		Washington County Clean Water Services	5.078	10/01/24	627,096
250,000		West Virginia Water Development Authority	5.000	11/01/21	292,993
		TOTAL MUNICIPAL BONDS			53,851,118

U.S. TREASURY SECURITIES - 3.2%
9,020,000		United States Treasury Bond	3.000	05/15/45	9,237,517
215,000		United States Treasury Note	0.250	12/31/15	215,076
500,000		United States Treasury Note	0.625	08/31/17	499,987
5,675,000		United States Treasury Note	1.375	09/30/20	5,674,115
50,000		United States Treasury Note	2.000	08/31/21	51,118
2,765,000		United States Treasury Note	2.000	08/15/25	2,751,678
		TOTAL U.S. TREASURY SECURITIES			18,429,491

		TOTAL GOVERNMENT BONDS			254,757,230
		(Cost $252,455,209)

STRUCTURED ASSETS - 13.8%

ASSET BACKED - 3.3%
389,573	i	ACE Securities Corp Home Equity Loan Trust	0.929	08/25/35	384,313
		Series - 2005 HE5 (Class M2)
100,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	100,180
		Series - 2013 1 (Class C)
150,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	151,933
		Series - 2015 3 (Class D)
530,849	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	527,971
		Series - 2005 HE7 (Class M2)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	1,012,256
		Series - 2011 3A (Class C)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	1,010,872
		Series - 2011 5A (Class C)
925,000	i	Basic Asset Backed Securities Trust	0.504	04/25/36	822,050
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	1,017,173
		Series - 2014 1A (Class A)
863,141	g,i	CBRE Realty Finance CDO	0.584	04/07/52	331,878
		Series - 2007 1A (Class A2)
1,148,575	i	Connecticut Avenue Securities	1.694	02/25/25	1,151,221
		Series - 2015 C01 (Class 1M1)
995,000	g	DB Master Finance LLC	3.262	02/20/45	1,000,792
		Series - 2015 1A (Class A2I)
221

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,858,639	g	HERO Funding Trust	3.840%	09/21/40	$2,863,180
		Series - 2015 1A (Class A)
891,669	g	HERO Funding Trust	3.990	09/21/40	902,812
		Series - 2014 2A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	548,083
		Series - 2010 1A (Class B3)
118,386	i	Lehman XS Trust	0.444	02/25/36	112,924
		Series - 2006 1 (Class 1A1)
209,072	g	Orange Lake Timeshare Trust	3.030	07/09/29	209,841
		Series - 2014 AA (Class B)
122,709	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.974	01/25/36	121,917
		Series - 2005 WCH1 (Class M2)
189,927	g	SolarCity LMC	4.800	11/20/38	203,601
		Series - 2013 1 (Class A)
465,328	g	SolarCity LMC	4.590	04/20/44	474,448
		Series - 2014 1 (Class A)
961,322	g	SolarCity LMC	4.020	07/20/44	947,335
		Series - 2014 2 (Class A)
836,231	g	SpringCastle America Funding LLC	2.700	05/25/23	837,349
		Series - 2014 AA (Class A)
921,641	i	Structured Asset Securities Corp Mortgage Loan Trust	1.699	04/25/35	875,826
		Series - 2005 7XS (Class 2A1A)
2,000,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	2,002,208
		Series - 2015 B (Class A3)
2,000,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	2,021,332
		Series - 2015 B (Class A4)
		TOTAL ASSET BACKED			19,631,495

OTHER MORTGAGE BACKED - 10.5%
136,266	g	7 WTC Depositor LLC Trust	4.082	03/13/31	139,544
		Series - 2012 7WTC (Class A)
200,000	i	Banc of America Commercial Mortgage Trust	5.983	05/10/45	197,900
		Series - 2006 2 (Class C)
1,977,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	1,980,723
		Series - 2006 6 (Class B)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	518,226
		Series - 2007 1 (Class AMFX)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	1,029,928
		Series - 2007 4 (Class AJ)
750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	727,562
		Series - 2007 4 (Class E)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	2,051,474
		Series - 2007 5 (Class AJ)
2,500,000	g	BBCMS Trust	3.593	09/15/32	2,607,789
		Series - 2015 MSQ (Class A)
2,500,000	g,i	BBCMS Trust	3.894	09/15/32	2,608,887
		Series - 2015 MSQ (Class B)
1,120,000	i	Bear Stearns Commercial Mortgage Securities	6.116	09/11/42	1,184,821
		Series - 2007 T28 (Class AJ)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.878	06/11/50	1,024,581
		Series - 2007 PW17 (Class AJ)
222

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000	i	Citigroup Commercial Mortgage Trust	5.975%	03/15/49	$508,021
		Series - 2006 C4 (Class AJ)
65,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	69,042
		Series - 2007 C3 (Class AM)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,530,042
		Series - 2007 C3 (Class AJ)
1,250,000	i	Commercial Mortgage Trust	5.238	04/10/37	1,249,191
		Series - 2005 GG5 (Class AJ)
2,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	2,112,310
		Series - 2007 GG11 (Class AM)
1,510,000	i	Commercial Mortgage Trust	6.147	12/10/49	1,503,785
		Series - 2007 GG11 (Class B)
343,868	i	Countrywide Home Loan Mortgage Pass Through Trust	2.553	11/20/34	328,698
		Series - 2004 HYB6 (Class A2)
500,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	508,240
		Series - 2006 K1A (Class H)
670,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	686,049
		Series - 2007 C4 (Class A1AJ)
2,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	2,563,587
		Series - 2007 C4 (Class AJ)
1,250,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	1,287,845
		Series - 2007 C2 (Class AJ)
500,000	i	GS Mortgage Securities Trust	5.553	04/10/38	501,502
		Series - 2006 GG6 (Class B)
57,544	i	Impac CMB Trust	0.854	03/25/35	53,709
		Series - 2004 11 (Class 2A1)
550,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.734	02/15/46	582,391
		Series - 2011 C3 (Class E)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	1,025,039
		Series - 2006 C4 (Class B)
500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	499,017
		Series - 2006 C3 (Class C)
710,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	702,935
		Series - 2007 C1 (Class D)
1,870,191	g,i	LVII Resecuritization Trust	2.997	07/31/47	1,870,191
		Series - 2015 A (Class A)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	1,029,326
		Series - 2007 6 (Class AM)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,526,620
		Series - 2007 HQ12 (Class C)
2,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,121,464
		Series - 2007 IQ15 (Class AM)
1,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	1,002,705
		Series - 2007 IQ15 (Class AJ)
1,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	951,297
		Series - 2007 IQ16 (Class AJA)
2,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	1,909,000
		Series - 2007 IQ16 (Class AJFX)
3,000,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,322,164
		Series - 2010 OBP (Class A)
669,726	i	Structured Agency Credit Risk Debt Note (STACR)	1.444	01/25/25	669,726
		Series - 2015 DN1 (Class M1)
223

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$625,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.594%	01/25/25	$632,572
		Series - 2015 DN1 (Class M2)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.394	03/25/25	999,999
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.994	03/25/25	242,785
		Series - 2015 HQ1 (Class M3)
1,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.407	12/15/43	969,554
		Series - 2007 C30 (Class AMFL)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.765	01/15/45	1,001,115
		Series - 2006 C23 (Class F)
1,750,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	1,759,096
		Series - 2006 C27 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	74,606
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	6.143	05/15/46	776,096
		Series - 2007 C34 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	2,021,140
		Series - 2007 C34 (Class C)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,290,354
		Series - 2007 C31 (Class AJ)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.860	04/15/47	486,571
		Series - 2007 C31 (Class C)
1,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,053,746
		Series - 2007 C32 (Class AMFX)
2,665,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	618,014
		Series - 2007 C32 (Class J)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	976,003
		Series - 2007 C32 (Class B)
2,010,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,059,912
		Series - 2007 C32 (Class AJ)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	42,665
		Series - 2007 C33 (Class AM)
992,314	i	WaMu Mortgage Pass-Through Certificates	0.624	10/25/45	891,991
		Series - 2005 AR13 (Class A1B2)
		TOTAL OTHER MORTGAGE BACKED			61,081,550

		TOTAL STRUCTURED ASSETS			80,713,045
		(Cost $80,535,164)

		TOTAL BONDS			564,506,382
		(Cost $564,141,421)

SHARES	COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
250	M&T Bank Corp	6.375	12/30/49	273,235
	TOTAL BANKS			273,235
	TOTAL PREFERRED STOCKS			273,235
	(Cost $255,625)
224

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.2%
TREASURY DEBT - 1.2%
$6,800,000	United States Treasury Bill	0.130%	11/12/15	$6,800,081
	TOTAL TREASURY DEBT			6,800,081

	TOTAL SHORT-TERM INVESTMENTS			6,800,081
	(Cost $6,798,969)

	TOTAL INVESTMENTS - 99.1%			577,650,253
	(Cost $577,334,286)
	OTHER ASSETS & LIABILITIES, NET - 0.9%			5,333,404
	NET ASSETS - 100.0%			$582,983,657

Abbreviation(s):
CDO	Collateralized Debt Obligation
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 9/30/2015, the aggregate value of these securities was $86,208,157 or 14.8% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
225

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 93.4%

ALASKA - 0.8%
$2,575,000		Alaska Railroad Corp	5.000%	08/01/18	$2,827,582
		TOTAL ALASKA			2,827,582

ARIZONA - 0.7%
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,323,980
		TOTAL ARIZONA			2,323,980

CALIFORNIA - 15.0%
4,000,000		California Statewide Communities Development Authority	5.000	04/01/42	4,389,360
5,000,000		Chino Basin Regional Financing Authority	5.000	11/01/38	5,352,500
2,000,000	i	City of Riverside CA Water Revenue	0.060	10/01/35	2,000,020
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,281,560
3,480,000		Los Angeles Department of Water & Power	5.000	07/01/44	3,928,607
1,000,000		Oakland Unified School District	5.000	08/01/35	1,110,550
500,000		Oakland Unified School District	5.000	08/01/40	547,915
5,000,000		State of California	5.000	08/01/24	6,152,950
585,000		State of California	5.000	11/01/24	722,288
5,000,000		State of California, GO	5.000	08/01/18	5,584,800
2,000,000		State of California, GO	5.000	02/01/22	2,394,000
2,000,000		State of California, GO	5.000	04/01/22	2,399,780
2,830,000		State of California, GO	5.000	11/01/32	3,064,607
5,000,000		State of California, GO	5.000	06/01/37	5,307,900
3,405,000		State of California, GO	5.000	11/01/37	3,666,810
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,073,101
		TOTAL CALIFORNIA			50,976,748

COLORADO - 0.7%
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,384,055
		TOTAL COLORADO			2,384,055

CONNECTICUT - 0.5%
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,630,874
		TOTAL CONNECTICUT			1,630,874

FLORIDA - 3.5%
1,400,000		Citizens Property Insurance Corp	5.000	06/01/18	1,523,816
5,000,000		City of Tallahassee FL	5.000	10/01/37	5,347,750
1,000,000		County of Orange FL	5.000	10/01/21	1,179,660
1,225,000		JEA Electric System Revenue	5.000	10/01/21	1,447,374
226

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$2,425,000	Orange County Health Facilities Authority	5.375%	10/01/41	$2,611,507
	TOTAL FLORIDA			12,110,107

GEORGIA - 1.3%
1,000,000	City of Atlanta Department of Aviation	5.000	01/01/24	1,201,560
1,130,000	Private Colleges & Universities Authority	5.000	04/01/17	1,191,800
1,735,000	Private Colleges & Universities Authority	5.000	04/01/21	1,942,940
	TOTAL GEORGIA			4,336,300

ILLINOIS - 5.8%
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,082,510
2,085,000	Chicago State University	5.500	12/01/23	2,299,213
1,220,000	Chicago Transit Authority	5.250	12/01/24	1,342,220
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,063,760
1,000,000	City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/29	1,030,560
500,000	City of Chicago IL, GO	5.000	01/01/17	509,720
600,000	City of Chicago IL, GO	5.000	01/01/18	616,578
1,500,000	City of Chicago IL, GO	5.500	01/01/35	1,489,305
375,000	City of Chicago IL, GO	5.500	01/01/35	372,326
650,000	City of Chicago IL, GO	5.500	01/01/37	641,128
2,200,000	City of Chicago IL, GO	5.500	01/01/39	2,157,386
500,000	City of Chicago IL, GO	5.500	01/01/42	485,100
1,000,000	County of Cook IL, GO	5.000	11/15/16	1,042,710
1,000,000	Illinois State Toll Highway Authority	5.000	01/01/24	1,196,580
1,500,000	State of Illinois, GO	5.000	06/15/19	1,677,630
2,045,000	State of Illinois, GO	5.000	01/01/20	2,058,865
740,000	State of Illinois, GO	6.250	12/15/20	820,623
	TOTAL ILLINOIS			19,886,214

INDIANA - 1.4%
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,400,073
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,271,856
	TOTAL INDIANA			4,671,929

KANSAS - 0.3%
1,000,000	Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,186,910
	TOTAL KANSAS			1,186,910

LOUISIANA - 2.9%
1,000,000	Louisiana Public Facilities Authority	5.250	10/01/24	1,170,870
1,000,000	Louisiana State Citizens Property Insurance Corp	5.000	06/01/18	1,100,950
7,675,000	Parish of St. John the Baptist LA	5.125	06/01/37	7,816,527
	TOTAL LOUISIANA			10,088,347

MARYLAND - 2.5%
4,000,000	County of Montgomery MD, GO	5.000	07/01/21	4,784,000
227

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000		State of Maryland	5.000%	08/01/23	$3,687,630
		TOTAL MARYLAND			8,471,630

MASSACHUSETTS - 2.4%
1,390,000		Commonwealth of Massachusetts, GO	5.250	08/01/17	1,508,539
1,040,000		Massachusetts Department of Transportation	5.000	01/01/32	1,164,821
1,000,000		Massachusetts Development Finance Agency	5.000	04/15/25	1,116,340
2,255,000		Massachusetts Development Finance Agency	5.000	10/01/35	2,503,050
2,325,000		Massachusetts School Building Authority	5.000	08/15/37	2,487,541
		TOTAL MASSACHUSETTS			8,780,291

MICHIGAN - 2.8%
5,150,000		Bridgeport-Spaulding Community School District	3.000	06/22/16	5,190,685
2,000,000		Michigan Finance Authority, GO	5.000	05/01/18	2,187,640
1,000,000		Michigan Finance Authority, GO	5.000	05/01/20	1,137,950
1,000,000		Michigan Finance Authority, GO	5.000	10/01/22	1,210,730
		TOTAL MICHIGAN			9,727,005

MINNESOTA - 3.1%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	1,019,610
5,000,000		State of Minnesota	5.000	08/01/23	6,137,900
1,715,000		University of Minnesota	5.000	08/01/21	2,029,514
1,000,000		Western Minnesota Municipal Power Agency	5.000	01/01/22	1,192,570
		TOTAL MINNESOTA			10,379,594

MISSOURI - 1.1%
3,500,000		Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	3,664,675
		TOTAL MISSOURI			3,664,675

NEBRASKA - 1.8%
1,000,000		Central Plains Energy Project	5.000	09/01/22	1,123,880
4,522,000		Omaha Public Power District	5.000	02/01/39	4,794,767
478,000		Omaha Public Power District	5.000	02/01/39	506,503
		TOTAL NEBRASKA			6,425,150

NEW YORK - 18.8%
4,000,000		Board of Cooperative Educational Services for the Sole Supervisory District, GO	1.000	06/17/16	4,006,160
1,600,000		City of Ogdensburg NY	1.500	07/29/16	1,600,864
3,379,000		City of Ogdensburg NY, GO	1.250	04/29/16	3,391,773
1,432,851		City of Poughkeepsie NY	2.000	12/15/15	1,435,416
2,319,181		Corinth Central School District, GO	1.250	12/17/15	2,323,124
1,225,000		Hornell City School District, GO	1.500	06/24/16	1,232,644
1,000,000		Metropolitan Transportation Authority	5.000	11/15/20	1,172,640
2,500,000	i	Metropolitan Transportation Authority	0.600	11/15/39	2,481,525
5,000,000		New York City Water & Sewer System	5.250	06/15/40	5,602,350
1,000,000		New York State Dormitory Authority	5.000	07/01/16	1,035,270
2,250,000		New York State Dormitory Authority	5.000	10/01/17	2,442,150
228

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	New York State Dormitory Authority	5.000%	03/15/41	$5,583,950
2,000,000	New York State Urban Development Corp	5.000	03/15/20	2,320,420
2,500,000	Salmon River Central School District	2.000	07/22/16	2,523,825
2,895,000	Scio Central School District, GO	1.250	04/08/16	2,904,090
4,733,000	Town of Caneadea NY	1.125	12/15/15	4,735,840
2,548,981	Town of East Bloomfield NY, GO	1.250	05/12/16	2,556,704
1,065,791	Town of Elba NY, GO	1.250	03/22/16	1,067,880
2,220,000	Town of Evans NY, GO	1.125	06/10/16	2,225,084
1,616,000	Town of Varick NY	1.375	01/07/16	1,617,018
2,395,000	Town of Windham NY, GO	1.125	06/03/16	2,399,167
5,000,000	Utica School District	2.000	07/22/16	5,030,200
2,530,000	Village of Brocton NY	1.625	07/20/16	2,542,726
2,000,000	Village of Tupper Lake NY	1.375	12/16/15	2,002,800
	TOTAL NEW YORK			64,233,620

NORTH CAROLINA - 1.3%
900,000	North Carolina Medical Care Commission	5.000	10/01/18	964,413
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,195,320
1,180,000	North Carolina Medical Care Commission	5.000	10/01/35	1,223,223
	TOTAL NORTH CAROLINA			4,382,956

OHIO - 5.7%
115,000	American Municipal Power, Inc	5.250	02/15/33	124,378
1,885,000	American Municipal Power, Inc	5.250	02/15/33	2,086,412
5,655,000	City of Columbus OH	5.000	07/01/24	6,998,628
3,000,000	City of Marion OH	2.000	09/08/16	3,017,160
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,061,270
2,000,000	Northeast Ohio Regional Sewer District	5.000	11/15/44	2,260,560
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	1,066,740
1,660,000	State of Ohio, GO	5.000	01/15/21	1,923,542
1,000,000	State of Ohio, GO	5.000	08/01/21	1,190,730
	TOTAL OHIO			19,729,420

OKLAHOMA - 0.4%
1,220,000	Oklahoma Development Finance Authority	5.000	08/15/24	1,476,139
	TOTAL OKLAHOMA			1,476,139

PENNSYLVANIA - 2.7%
500,000	Montgomery County Industrial Development Authority	3.000	01/01/16	501,505
650,000	Montgomery County Industrial Development Authority	3.000	01/01/17	655,752
795,000	Montgomery County Industrial Development Authority	3.000	01/01/18	801,336
2,000,000	Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,259,860
2,500,000	Pennsylvania State University	5.000	03/01/40	2,789,000
2,000,000	Philadelphia Gas Works Co	5.000	08/01/25	2,326,940
	TOTAL PENNSYLVANIA			9,334,393

RHODE ISLAND - 2.0%
2,000,000	Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,382,940
229

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,900,000		Rhode Island Health & Educational Building Corp	5.000%	09/01/39	$2,113,085
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,354,620
		TOTAL RHODE ISLAND			6,850,645

SOUTH CAROLINA - 0.3%
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,178,934
		TOTAL SOUTH CAROLINA			1,178,934

TENNESSEE - 3.1%
1,145,000		Rutherford County Health & Educational Facilities Board	5.000	11/15/40	1,263,221
2,855,000		Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/26	2,953,269
6,000,000		Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/36	6,188,820
		TOTAL TENNESSEE			10,405,310

TEXAS - 7.3%
1,165,000		City of Frisco TX, GO	5.500	02/15/25	1,289,620
3,000,000		State of Texas	5.000	10/01/23	3,661,440
3,000,000	i	State of Texas	2.000	08/01/29	3,009,210
2,000,000		State of Texas, GO	5.000	10/01/21	2,389,380
435,000		Tarrant County Cultural Education Facilities Finance Corp	3.000	11/15/17	442,947
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	476,271
1,750,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	1,836,328
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/36	1,042,690
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/42	1,058,920
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,596,448
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,659,655
5,000,000		Texas Transportation Commission State Highway Fund	5.000	10/01/23	6,102,400
		TOTAL TEXAS			24,565,309

VIRGINIA - 0.2%
200,000		Alexandria Industrial Development Authority	2.000	10/01/16	202,042
250,000		Alexandria Industrial Development Authority	3.000	10/01/17	257,370
		TOTAL VIRGINIA			459,412

WASHINGTON - 4.5%
1,955,000		Energy Northwest	5.000	07/01/23	2,327,193
3,150,000		Port of Seattle WA	5.500	09/01/17	3,432,555
2,000,000		Skagit County Public Hospital District No	5.625	12/01/25	2,156,560
2,150,000		State of Washington	5.000	08/01/38	2,435,735
3,000,000		State of Washington, GO	5.250	02/01/22	3,631,770
1,240,000	h	WBRP 3.2	5.000	01/01/25	1,512,428
		TOTAL WASHINGTON			15,496,241

WEST VIRGINIA - 0.5%
1,500,000		City of Princeton WV	5.000	05/01/21	1,699,740
		TOTAL WEST VIRGINIA			1,699,740
230

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

VALUE
TOTAL LONG-TERM MUNICIPAL BONDS	$319,683,510
(Cost $314,584,785)

TOTAL INVESTMENTS - 93.4%	319,683,510
(Cost $314,584,785)
OTHER ASSETS & LIABILITIES, NET - 6.6%	22,604,188
NET ASSETS - 100.0%	$342,287,698

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
231

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2015

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 100.0%

ASSET BACKED - 0.0%
$334,807		Honda Auto Receivables Owner Trust	0.240%	02/16/16	$334,807
		TOTAL ASSET BACKED			334,807

CERTIFICATE OF DEPOSIT - 3.8%
5,000,000		Banco Del Estado De Chile	0.240	10/08/15	5,000,000
5,000,000		Banco Del Estado De Chile	0.270	11/19/15	5,000,000
3,000,000		Banco Del Estado De Chile	0.300	12/11/15	3,000,000
5,000,000		Banco Del Estado De Chile	0.280	12/22/15	5,000,000
3,000,000		Toronto Dominion Bank NY	0.220	10/05/15	3,000,000
4,000,000		Toronto Dominion Bank NY	0.250	12/04/15	4,000,000
4,000,000		Toronto-Dominion Bank NY	0.300	01/04/16	4,000,000
		TOTAL CERTIFICATE OF DEPOSIT			29,000,000

COMMERCIAL PAPER - 41.2%
3,000,000		American Honda Finance Corp	0.170	10/22/15	2,999,702
2,000,000		American Honda Finance Corp	0.210	11/06/15	1,999,580
12,000,000		American Honda Finance Corp	0.190	11/23/15	11,996,643
4,450,000	y	Apple, Inc	0.100	10/05/15	4,449,951
3,000,000	y	Apple, Inc	0.100	10/16/15	2,999,875
4,000,000	y	Apple, Inc	0.150	10/20/15	3,999,683
10,000,000	y	Apple, Inc	0.100	10/21/15	9,999,444
8,000,000	y	Apple, Inc	0.140-0.200	11/03/15	7,998,808
1,115,000	y	Australia & New Zealand Banking Group Ltd	0.270	10/26/15	1,114,791
4,000,000	y	Australia & New Zealand Banking Group Ltd	0.305	12/03/15	3,997,865
4,000,000	y	Australia & New Zealand Banking Group Ltd	0.310	12/04/15	3,997,796
1,315,000	y	Australia & New Zealand Banking Group Ltd	0.360	12/17/15	1,313,987
3,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.210	10/27/15	2,999,545
3,770,000	y	Bedford Row Funding Corp	0.260	11/10/15	3,768,911
5,000,000	y	Bedford Row Funding Corp	0.260	11/13/15	4,998,447
1,375,000	y	Bedford Row Funding Corp	0.380	01/04/16	1,373,621
2,100,000	y	CAFCO LLC	0.285-0.290	11/05/15	2,099,416
5,000,000	y	CAFCO LLC	0.290	12/09/15	4,997,221
4,941,000	y	Chevron Corp	0.130	10/06/15	4,940,911
2,000,000	y	Chevron Corp	0.210	11/10/15	1,999,533
2,630,000	y	Chevron Corp	0.200	12/22/15	2,628,802
475,000	y	Ciesco LLC	0.430	12/02/15	474,648
1,840,000	y	Coca-Cola Co	0.160	11/17/15	1,839,616
3,480,000	y	Commonwealth Bank of Australia	0.245	10/02/15	3,479,976
2,000,000	y	Commonwealth Bank of Australia	0.255	11/10/15	1,999,433
1,225,000	y	DBS Bank Ltd	0.250-0.300	10/05/15	1,224,962
1,305,000	y	DBS Bank Ltd	0.260	11/24/15	1,304,491
1,140,000		Exxon Mobil Corp	0.110	10/07/15	1,139,979
6,500,000		Exxon Mobil Corp	0.110	10/19/15	6,499,643
5,000,000		Exxon Mobil Corp	0.145	10/26/15	4,999,497
232

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,270,000	y	Fairway Finance LLC	0.235%	11/09/15	$1,269,677
5,000,000		General Electric Capital Corp	0.240	12/08/15	4,997,733
5,000,000	y	Hydro-Quebec	0.140	10/01/15	5,000,000
1,500,000	y	Hydro-Quebec	0.160	12/01/15	1,499,593
4,000,000	y	Johnson & Johnson	0.130	10/29/15	3,999,596
2,000,000	y	Johnson & Johnson	0.120	11/02/15	1,999,787
106,000		JPMorgan Chase Bank NA	0.270	10/09/15	105,994
150,000		JPMorgan Chase Bank NA	0.270	10/14/15	149,985
108,000		JPMorgan Chase Bank NA	0.280	10/19/15	107,985
188,000		JPMorgan Chase Bank NA	0.270	10/29/15	187,961
523,000		JPMorgan Chase Bank NA	0.350	11/09/15	522,802
382,000		JPMorgan Chase Bank NA	0.350-0.360	11/16/15	381,828
188,000		JPMorgan Chase Bank NA	0.370	11/17/15	187,909
166,000		JPMorgan Chase Bank NA	0.370	11/30/15	165,898
691,000		JPMorgan Chase Bank NA	0.400	12/16/15	690,416
853,000		JPMorgan Chase Bank NA	0.420	12/28/15	852,124
627,000		JPMorgan Chase Bank NA	0.410	12/31/15	626,350
707,000		JPMorgan Chase Bank NA	0.410-0.440	01/04/16	706,218
2,500,000	y	Jupiter Securitization Co LLC	0.160	10/09/15	2,499,911
810,000	y	Jupiter Securitization Co LLC	0.270	11/05/15	809,787
4,500,000		Korea Development Bank	0.220-0.260	10/19/15	4,499,489
2,000,000		Korea Development Bank	0.265	10/30/15	1,999,573
1,500,000		Korea Development Bank	0.240	11/06/15	1,499,640
3,000,000		Korea Development Bank	0.240	11/13/15	2,999,140
2,000,000		Korea Development Bank	0.240	11/24/15	1,999,280
4,600,000		Korea Development Bank	0.290	12/21/15	4,596,999
19,700,000	y	Liberty Street Funding LLC	0.210	10/28/15	19,696,897
3,000,000	y	Microsoft Corp	0.120	10/08/15	2,999,930
4,000,000	y	Microsoft Corp	0.180	12/09/15	3,998,620
2,500,000	y	National Australia Bank Ltd	0.155-0.210	10/08/15	2,499,909
5,000,000	y	National Australia Bank Ltd	0.150	10/13/15	4,999,750
5,000,000	y	National Australia Bank Ltd	0.225	11/02/15	4,999,000
4,215,000	y	National Australia Bank Ltd	0.310	11/24/15	4,213,040
250,000	y	National Australia Bank Ltd	0.220	12/29/15	249,864
5,250,000	y	Nestle Capital Corp	0.135	10/14/15	5,249,744
2,600,000	y	Nestle Capital Corp	0.135	10/27/15	2,599,747
4,600,000	y	Nestle Capital Corp	0.335	01/19/16	4,595,291
2,000,000	y	Novartis Finance Corp	0.100	10/08/15	1,999,961
1,125,000	y	Old Line Funding LLC	0.200	10/20/15	1,124,881
1,000,000		Oversea-Chinese Banking Corp Ltd	0.280	11/12/15	999,673
2,100,000		PACCAR Financial Corp	0.160	10/27/15	2,099,757
6,450,000		PACCAR Financial Corp	0.230	12/18/15	6,446,786
5,000,000	y	Pfizer, Inc	0.160	11/12/15	4,999,067
2,000,000	y	Pfizer, Inc	0.270	12/17/15	1,998,845
5,000,000		Province of British Columbia Canada	0.195	11/25/15	4,998,510
2,000,000		Province of British Columbia Canada	0.180	11/27/15	1,999,430
4,000,000		Province of British Columbia Canada	0.215	12/07/15	3,998,399
430,000		Province of British Columbia Canada	0.250	01/20/16	429,669
10,000,000		Province of Ontario Canada	0.140	10/23/15	9,999,144
5,000,000		Province of Ontario Canada	0.180	12/16/15	4,998,100
13,000,000	y	Province of Quebec Canada	0.170	11/20/15	12,996,931
3,000,000	y	Province of Quebec Canada	0.180	12/17/15	2,998,845
233

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,175,000	y	PSP Capital, Inc	0.140%	10/05/15	$2,174,966
3,500,000	y	PSP Capital, Inc	0.170	10/06/15	3,499,918
5,500,000	y	PSP Capital, Inc	0.170-0.175	10/13/15	5,499,680
5,000,000	y	PSP Capital, Inc	0.190	10/15/15	4,998,760
2,000,000	y	PSP Capital, Inc	0.250	11/09/15	1,999,459
4,000,000	y	PSP Capital, Inc	0.240	11/10/15	3,998,933
375,000	y	PSP Capital, Inc	0.215	11/19/15	374,890
1,000,000	y	PSP Capital, Inc	0.250	11/30/15	999,583
5,000,000		Royal Bank of Canada	0.190	11/04/15	4,999,103
1,735,000	y	Svenska Handelsbanken AB	0.170	10/02/15	1,734,992
3,000,000		Toyota Motor Credit Corp	0.220	10/22/15	2,999,615
4,000,000	y	Unilever Capital Corp	0.160-0.170	10/05/15	3,999,928
3,000,000	y	Unilever Capital Corp	0.150	10/13/15	2,999,850
5,000,000	y	United Overseas Bank Ltd	0.250	10/09/15	4,999,722
		TOTAL COMMERCIAL PAPER			317,461,641

GOVERNMENT AGENCY DEBT - 26.6%
693,000		Federal Farm Credit Bank (FFCB)	0.110	10/27/15	692,945
7,285,000		Federal Home Loan Bank (FHLB)	0.090-0.150	10/02/15	7,284,980
935,000		FHLB	0.110	10/05/15	934,989
20,150,000		FHLB	0.080-0.110	10/07/15	20,149,676
2,000,000		FHLB	0.080	10/08/15	1,999,969
2,775,000		FHLB	0.090-0.100	10/09/15	2,774,943
200,000		FHLB	0.130	10/13/15	199,991
7,100,000		FHLB	0.090-0.125	10/14/15	7,099,728
9,945,000		FHLB	0.095-0.150	10/16/15	9,944,535
3,331,000		FHLB	0.095-0.155	10/19/15	3,330,776
3,000,000		FHLB	0.135	10/20/15	2,999,786
500,000		FHLB	0.160	10/21/15	499,955
535,000		FHLB	0.150-0.160	10/23/15	534,950
2,000,000		FHLB	0.160	10/26/15	1,999,778
2,500,000		FHLB	0.142	10/28/15	2,499,734
10,000,000		FHLB	0.125	10/30/15	9,998,993
6,375,000		FHLB	0.100-0.165	11/02/15	6,374,280
1,200,000		FHLB	0.175-0.180	11/03/15	1,199,804
2,000,000		FHLB	0.170	11/04/15	1,999,679
8,300,000		FHLB	0.160-0.175	11/06/15	8,298,618
11,200,000		FHLB	0.105-0.165	11/09/15	11,198,596
3,000,000		FHLB	0.055-0.200	11/13/15	2,999,630
10,970,000		FHLB	0.173-0.225	11/16/15	10,967,311
2,290,000		FHLB	0.110	11/18/15	2,289,664
10,000,000		FHLB	0.100	11/24/15	9,998,500
2,000,000		FHLB	0.195	11/25/15	1,999,404
3,400,000		FHLB	0.200	12/01/15	3,398,848
3,000,000		FHLB	0.135	12/02/15	2,999,302
9,000,000		FHLB	0.130	12/03/15	8,997,953
1,219,000		FHLB	0.210	12/04/15	1,218,545
2,000,000		FHLB	0.230	12/11/15	1,999,093
2,380,000		FHLB	0.235-0.270	12/23/15	2,378,567
3,000,000		FHLB	0.160	12/30/15	2,998,800
2,615,000		FHLB	0.280	01/26/16	2,612,620
900,000		FHLB	0.310	02/05/16	899,016
234

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$800,000	Federal Home Loan Mortgage Corp (FHLMC)	0.100%	10/02/15	$799,998
320,000	FHLMC	0.160	10/06/15	319,993
783,000	FHLMC	0.120-0.150	10/19/15	782,948
596,000	FHLMC	0.130	10/20/15	595,959
3,000,000	FHLMC	0.155	11/03/15	2,999,574
2,000,000	FHLMC	0.165	11/05/15	1,999,679
500,000	FHLMC	0.280	12/02/15	499,759
540,000	FHLMC	0.155	12/04/15	539,851
4,500,000	FHLMC	0.130	12/15/15	4,498,781
1,180,000	FHLMC	0.150	12/16/15	1,179,626
250,000	FHLMC	0.150	12/28/15	249,909
2,000,000	FHLMC	0.270	01/11/16	1,998,470
2,000,000	FHLMC	0.320	02/12/16	1,997,618
1,076,000	Federal National Mortgage Association (FNMA)	0.115	10/07/15	1,075,979
2,500,000	FNMA	0.130	10/26/15	2,499,774
486,000	FNMA	0.170	11/03/15	485,924
4,500,000	FNMA	0.160	11/04/15	4,499,320
1,000,000	FNMA	0.185	11/16/15	999,764
1,792,000	FNMA	0.155-0.175	11/18/15	1,791,598
1,200,000	FNMA	0.180	11/19/15	1,199,706
720,000	FNMA	0.180	11/25/15	719,802
3,000,000	FNMA	0.200	12/02/15	2,998,967
3,500,000	FNMA	0.260	12/07/15	3,498,306
3,000,000	FNMA	0.248	12/16/15	2,998,429
1,572,000	FNMA	0.140-0.220	12/23/15	1,571,479
655,000	FNMA	0.320	01/13/16	654,395
1,020,000	FNMA	0.255	01/27/16	1,019,148
2,600,000	FNMA	0.220	02/10/16	2,597,903
	TOTAL GOVERNMENT AGENCY DEBT			204,846,617

TREASURY DEBT - 16.5%
800,000	United States Treasury Bill	0.101	10/01/15	800,000
6,650,000	United States Treasury Bill	0.040-0.090	10/22/15	6,649,710
5,835,000	United States Treasury Bill	0.040-0.062	10/29/15	5,834,756
5,445,000	United States Treasury Bill	0.046-0.079	11/05/15	5,444,654
5,050,000	United States Treasury Bill	0.058-0.160	11/12/15	5,049,450
2,085,000	United States Treasury Bill	0.078-0.105	11/19/15	2,084,705
2,000,000	United States Treasury Bill	0.095	11/27/15	1,999,699
6,000,000	United States Treasury Bill	0.068-0.106	12/03/15	5,999,157
1,100,000	United States Treasury Bill	0.041-0.076	12/10/15	1,099,844
1,000,000	United States Treasury Bill	0.081	12/17/15	999,827
3,035,000	United States Treasury Bill	0.061-0.176	12/24/15	3,034,222
3,375,000	United States Treasury Bill	0.064-0.150	01/07/16	3,374,354
3,140,000	United States Treasury Bill	0.126	01/14/16	3,138,846
400,000	United States Treasury Bill	0.095	01/28/16	399,874
3,000,000	United States Treasury Bill	0.196-0.217	02/04/16	2,997,839
1,620,000	United States Treasury Bill	0.155-0.229	02/11/16	1,618,949
50,000	United States Treasury Bill	0.032	02/18/16	49,994
3,890,000	United States Treasury Bill	0.235-0.249	03/03/16	3,886,038
1,770,000	United States Treasury Bill	0.246-0.257	03/10/16	1,767,983
7,000,000	United States Treasury Note	0.250	10/15/15	7,000,145
1,000,000	United States Treasury Note	0.375	11/15/15	1,000,354
235

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$8,500,000		United States Treasury Note	0.250%	11/30/15	$8,501,404
6,855,000		United States Treasury Note	0.250	12/15/15	6,856,458
3,000,000		United States Treasury Note	0.250	12/31/15	3,000,725
7,260,000		United States Treasury Note	0.375	01/15/16	7,264,311
1,000,000		United States Treasury Note	0.375	01/31/16	1,000,770
2,000,000		United States Treasury Note	0.375	02/15/16	2,001,722
5,200,000		United States Treasury Note	0.250	02/29/16	5,200,774
7,025,000		United States Treasury Note	0.375	03/15/16	7,028,573
6,000,000		United States Treasury Note	0.375	03/31/16	6,004,366
6,600,000		United States Treasury Note	0.250	04/15/16	6,601,430
4,340,000		United States Treasury Note	0.375	05/31/16	4,343,518
1,475,000		United States Treasury Note	0.500	06/15/16	1,476,487
2,000,000		United States Treasury Note	0.500	06/30/16	2,003,814
1,710,000		United States Treasury Note	0.625	07/15/16	1,713,316
		TOTAL TREASURY DEBT			127,228,068

VARIABLE RATE SECURITIES - 11.9%
8,500,000	i	Federal Farm Credit Bank (FFCB)	0.135	10/01/15	8,500,000
6,000,000	i	FFCB	0.140	03/29/16	5,998,800
5,000,000	i	FFCB	0.186	04/21/16	4,999,584
4,000,000	i	FFCB	0.280	06/09/16	4,002,650
5,000,000	i	FFCB	0.170	06/23/16	4,999,263
5,000,000	i	FFCB	0.173	08/10/16	4,999,362
3,000,000	i	FFCB	0.170	01/13/17	3,000,000
6,800,000	i	FFCB	0.176	01/24/17	6,799,577
3,500,000	i	FFCB	0.199	03/02/17	3,500,014
2,000,000	i	FFCB	0.250	03/09/17	1,998,835
14,000,000	i	FFCB	0.202	06/15/17	13,997,693
3,000,000	i	FFCB	0.187	07/17/17	2,999,635
5,000,000	i	Federal Home Loan Bank (FHLB)	0.186	02/17/17	4,997,397
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.211	07/21/16	4,999,586
5,000,000	i	FHLMC	0.211	01/13/17	4,999,353
5,000,000	i	Federal National Mortgage Association (FNMA)	0.219	08/16/17	4,999,051
3,000,000	i	General Electric Capital Corp	0.264	12/29/15	3,000,000
3,000,000	i	Wells Fargo Bank NA	0.320	03/10/16	3,000,000
		TOTAL VARIABLE RATE SECURITIES			91,790,800

		TOTAL SHORT-TERM INVESTMENTS			770,661,933
		(Cost $770,661,933)

		TOTAL INVESTMENTS- 100.0%			770,661,933
		(Cost $770,661,933)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			93,401
		NET ASSETS - 100.0%			$770,755,334

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At 9/30/2015, the aggregate value of these securities was $213,581,542 or 27.7% of net assets.
236

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: November 19, 2015	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 19, 2015	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Dated: November 19, 2015	By:	/s/Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer